UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2010

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	8

Multi-Managed Moderate Growth Portfolio	34

Multi-Managed Income/Equity Portfolio	61

Multi-Managed Income Portfolio	87

Asset Allocation: Diversified Growth Portfolio	113

Stock Portfolio	162

Seasons Select

Large Cap Growth Portfolio	166

Large Cap Composite Portfolio	174

Large Cap Value Portfolio	184

Mid Cap Growth Portfolio	192

Mid Cap Value Portfolio	205

Small Cap Portfolio	217

International Equity Portfolio	231

Diversified Fixed Income Portfolio	243

Real Return Portfolio	270

Cash Management Portfolio	274

Seasons Focused

Focus Growth Portfolio	278

Focus TechNet Portfolio	281

Focus Growth and Income Portfolio	284

Focus Value Portfolio	287

Seasons Managed Allocation

Allocation Growth Portfolio	290

Allocation Moderate Growth Portfolio	292

Allocation Moderate Portfolio	294

Allocation Balanced Portfolio	296

Statements of Assets and Liabilities	298

Statements of Operations	306

Statements of Changes in Net Assets	310

Notes to Financial Statements	318

Financial Highlights	356

Report of Independent Registered Public Accounting Firm	371

Approval of Advisory Contracts	372

Trustees and Officers Information	376

Shareholders Tax Information	378

Comparisons: Portfolios vs. Indexes	380

Supplement to Prospectus	411

Proxy Vote	412

Dear Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2010.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

May 3, 2010

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable product. For performance figures current as of the most recent month-end reflecting fees and charges associated with the variable product, please visit www.sunamerica.com. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2010

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2009 and held until March 31, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2010'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2010'' column and the "Expense Ratio as of March 31, 2010'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2010'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2010'' column and the "Expense Ratio as of March 31, 2010'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2010'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2010

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2009	Ending Account Value Using Actual Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Beginning Account Value at October 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Expense Ratio as of March 31, 2010*
Multi-Managed Growth@
Class 1	$1,000.00	$1,086.18	$6.19	$1,000.00	$1,019.00	$5.99	1.19%
Class 2	$1,000.00	$1,085.61	$6.97	$1,000.00	$1,018.25	$6.74	1.34%
Class 3	$1,000.00	$1,084.80	$7.48	$1,000.00	$1,017.75	$7.24	1.44%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$1,076.81	$5.33	$1,000.00	$1,019.80	$5.19	1.03%
Class 2	$1,000.00	$1,074.64	$6.10	$1,000.00	$1,019.05	$5.94	1.18%
Class 3	$1,000.00	$1,075.45	$6.62	$1,000.00	$1,018.55	$6.44	1.28%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,066.11	$5.25	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,064.66	$6.02	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,063.70	$6.53	$1,000.00	$1,018.60	$6.39	1.27%
Multi-Managed Income@
Class 1	$1,000.00	$1,055.17	$5.23	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,053.81	$5.99	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,053.78	$6.50	$1,000.00	$1,018.60	$6.39	1.27%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$1,090.93	$5.42	$1,000.00	$1,019.75	$5.24	1.04%
Class 2	$1,000.00	$1,090.52	$6.20	$1,000.00	$1,019.00	$5.99	1.19%
Class 3	$1,000.00	$1,089.61	$6.72	$1,000.00	$1,018.50	$6.49	1.29%
Stock@
Class 1	$1,000.00	$1,136.51	$5.11	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,135.89	$5.91	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$1,135.37	$6.44	$1,000.00	$1,018.90	$6.09	1.21%
Large Cap Growth@
Class 1	$1,000.00	$1,110.29	$4.79	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,110.42	$5.58	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,108.48	$6.10	$1,000.00	$1,019.15	$5.84	1.16%
Large Cap Composite#@
Class 1	$1,000.00	$1,117.12	$5.81	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,116.93	$6.60	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,115.90	$7.12	$1,000.00	$1,018.20	$6.79	1.35%
Large Cap Value@
Class 1	$1,000.00	$1,121.95	$4.66	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,121.57	$5.45	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,120.69	$5.97	$1,000.00	$1,019.30	$5.69	1.13%
Mid Cap Growth@
Class 1	$1,000.00	$1,136.36	$5.81	$1,000.00	$1,019.50	$5.49	1.09%
Class 2	$1,000.00	$1,135.75	$6.60	$1,000.00	$1,018.75	$6.24	1.24%
Class 3	$1,000.00	$1,136.00	$7.14	$1,000.00	$1,018.25	$6.74	1.34%
Mid Cap Value@
Class 1	$1,000.00	$1,142.99	$5.72	$1,000.00	$1,019.60	$5.39	1.07%
Class 2	$1,000.00	$1,141.38	$6.51	$1,000.00	$1,018.85	$6.14	1.22%
Class 3	$1,000.00	$1,140.49	$7.04	$1,000.00	$1,018.35	$6.64	1.32%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2010

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2009	Ending Account Value Using Actual Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Beginning Account Value at October 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Expense Ratio as of March 31, 2010*
Small Cap@
Class 1	$1,000.00	$1,120.82	$5.39	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,118.38	$6.18	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,117.98	$6.71	$1,000.00	$1,018.60	$6.39	1.27%
International Equity@
Class 1	$1,000.00	$1,031.35	$5.87	$1,000.00	$1,019.15	$5.84	1.16%
Class 2	$1,000.00	$1,029.63	$6.63	$1,000.00	$1,018.40	$6.59	1.31%
Class 3	$1,000.00	$1,030.17	$7.14	$1,000.00	$1,017.90	$7.09	1.41%
Diversified Fixed Income
Class 1	$1,000.00	$1,018.02	$3.97	$1,000.00	$1,020.99	$3.98	0.79%
Class 2	$1,000.00	$1,017.49	$4.73	$1,000.00	$1,020.24	$4.73	0.94%
Class 3	$1,000.00	$1,016.58	$5.18	$1,000.00	$1,019.80	$5.19	1.03%
Real Return@†
Class 3	$1,000.00	$1,039.92	$6.26	$1,000.00	$1,018.80	$6.19	1.23%
Cash Management
Class 1	$1,000.00	$998.72	$2.74	$1,000.00	$1,022.19	$2.77	0.55%
Class 2	$1,000.00	$998.12	$3.44	$1,000.00	$1,021.49	$3.48	0.69%
Class 3	$1,000.00	$998.06	$3.94	$1,000.00	$1,020.99	$3.98	0.79%
Focus Growth@
Class 1	$1,000.00	$1,106.04	$6.14	$1,000.00	$1,019.10	$5.89	1.17%
Class 2	$1,000.00	$1,106.27	$6.93	$1,000.00	$1,018.35	$6.64	1.32%
Class 3	$1,000.00	$1,104.25	$7.45	$1,000.00	$1,017.85	$7.14	1.42%
Focus TechNet#@
Class 2	$1,000.00	$1,163.00	$8.09	$1,000.00	$1,017.45	$7.54	1.50%
Class 3	$1,000.00	$1,161.86	$8.62	$1,000.00	$1,016.95	$8.05	1.60%
Focus Growth & Income@
Class 2	$1,000.00	$1,100.37	$7.44	$1,000.00	$1,017.85	$7.14	1.42%
Class 3	$1,000.00	$1,101.28	$7.96	$1,000.00	$1,017.35	$7.64	1.52%
Focus Value@
Class 2	$1,000.00	$1,081.48	$6.75	$1,000.00	$1,018.45	$6.54	1.30%
Class 3	$1,000.00	$1,081.41	$7.26	$1,000.00	$1,017.95	$7.04	1.40%
Allocation Growth
Class 3	$1,000.00	$1,091.52	$0.89	$1,000.00	$1,024.08	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,078.71	$0.73	$1,000.00	$1,024.23	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$1,073.81	$0.78	$1,000.00	$1,024.18	$0.76	0.15%
Allocation Balanced
Class 3	$1,000.00	$1,060.42	$0.82	$1,000.00	$1,024.13	$0.81	0.16%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2010" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2010" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2010

  (unaudited)

†  See Note 1.

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2009	Ending Account Value Using Actual Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Beginning Account Value at October 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Expense Ratio as of March 31, 2010*
Multi-Managed Growth
Class 1	$1,000.00	$1,086.18	$6.19	$1,000.00	$1,019.00	$5.99	1.19%
Class 2	$1,000.00	$1,085.61	$6.97	$1,000.00	$1,018.25	$6.74	1.34%
Class 3	$1,000.00	$1,084.80	$7.48	$1,000.00	$1,017.75	$7.24	1.44%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,076.81	$5.33	$1,000.00	$1,019.80	$5.19	1.03%
Class 2	$1,000.00	$1,074.64	$6.10	$1,000.00	$1,019.05	$5.94	1.18%
Class 3	$1,000.00	$1,075.45	$6.62	$1,000.00	$1,018.55	$6.44	1.28%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,066.11	$5.25	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,064.66	$6.02	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,063.70	$6.53	$1,000.00	$1,018.60	$6.39	1.27%
Multi-Managed Income
Class 1	$1,000.00	$1,055.17	$5.23	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,053.81	$5.99	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,053.78	$6.50	$1,000.00	$1,018.60	$6.39	1.27%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,090.93	$5.37	$1,000.00	$1,019.80	$5.19	1.03%
Class 2	$1,000.00	$1,090.52	$6.15	$1,000.00	$1,019.05	$5.94	1.18%
Class 3	$1,000.00	$1,089.61	$6.67	$1,000.00	$1,018.55	$6.44	1.28%
Stock
Class 1	$1,000.00	$1,136.51	$5.11	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,135.89	$5.91	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$1,135.37	$6.44	$1,000.00	$1,018.90	$6.09	1.21%
Large Cap Growth
Class 1	$1,000.00	$1,110.29	$4.79	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,110.42	$5.58	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,108.48	$6.10	$1,000.00	$1,019.15	$5.84	1.16%
Large Cap Composite#
Class 1	$1,000.00	$1,117.12	$5.81	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$1,116.93	$6.60	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$1,115.90	$7.12	$1,000.00	$1,018.20	$6.79	1.35%
Large Cap Value
Class 1	$1,000.00	$1,121.95	$4.66	$1,000.00	$1,020.54	$4.43	0.88%
Class 2	$1,000.00	$1,121.57	$5.45	$1,000.00	$1,019.80	$5.19	1.03%
Class 3	$1,000.00	$1,120.69	$5.97	$1,000.00	$1,019.30	$5.69	1.13%
Mid Cap Growth
Class 1	$1,000.00	$1,136.36	$5.81	$1,000.00	$1,019.50	$5.49	1.09%
Class 2	$1,000.00	$1,135.75	$6.60	$1,000.00	$1,018.75	$6.24	1.24%
Class 3	$1,000.00	$1,136.00	$7.14	$1,000.00	$1,018.25	$6.74	1.34%
Mid Cap Value
Class 1	$1,000.00	$1,142.99	$5.66	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$1,141.38	$6.46	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,140.49	$6.99	$1,000.00	$1,018.40	$6.59	1.31%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2010

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2009	Ending Account Value Using Actual Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Beginning Account Value at October 1, 2009	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2010	Expenses Paid During the Six Months Ended March 31, 2010*	Expense Ratio as of March 31, 2010*
Small Cap
Class 1	$1,000.00	$1,120.82	$5.39	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,118.38	$6.18	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,117.98	$6.71	$1,000.00	$1,018.60	$6.39	1.27%
International Equity
Class 1	$1,000.00	$1,031.35	$5.87	$1,000.00	$1,019.15	$5.84	1.16%
Class 2	$1,000.00	$1,029.63	$6.63	$1,000.00	$1,018.40	$6.59	1.31%
Class 3	$1,000.00	$1,030.17	$7.14	$1,000.00	$1,017.90	$7.09	1.41%
Real Return†
Class 3	$1,000.00	$1,039.92	$6.26	$1,000.00	$1,018.80	$6.19	1.23%
Focus Growth
Class 1	$1,000.00	$1,106.04	$6.14	$1,000.00	$1,019.10	$5.89	1.17%
Class 2	$1,000.00	$1,106.27	$6.93	$1,000.00	$1,018.35	$6.64	1.32%
Class 3	$1,000.00	$1,104.25	$7.45	$1,000.00	$1,017.85	$7.14	1.42%
Focus TechNet#
Class 2	$1,000.00	$1,163.00	$8.04	$1,000.00	$1,017.50	$7.49	1.49%
Class 3	$1,000.00	$1,161.86	$8.57	$1,000.00	$1,017.00	$8.00	1.59%
Focus Growth and Income
Class 2	$1,000.00	$1,100.37	$7.38	$1,000.00	$1,017.90	$7.09	1.41%
Class 3	$1,000.00	$1,101.28	$7.91	$1,000.00	$1,017.40	$7.59	1.51%
Focus Value
Class 2	$1,000.00	$1,081.48	$6.69	$1,000.00	$1,018.50	$6.49	1.29%
Class 3	$1,000.00	$1,081.41	$7.21	$1,000.00	$1,018.00	$6.99	1.39%

(This page has been left blank intentionally)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Computers	8.6%
Diversified Banking Institutions	5.9
Medical-Biomedical/Gene	5.7
Federal National Mtg. Assoc.	5.6
Diversified Financial Services	5.3
Repurchase Agreements	4.1
Oil Companies-Integrated	2.5
Enterprise Software/Service	2.5
Federal Home Loan Mtg. Corp.	2.4
Web Portals/ISP	2.2
Brewery	2.1
Finance-Investment Banker/Broker	1.8
Multimedia	1.8
Wireless Equipment	1.6
Metal Processors & Fabrication	1.6
Banks-Commercial	1.5
Electronic Components-Semiconductors	1.4
Retail-Apparel/Shoe	1.4
Oil Companies-Exploration & Production	1.4
Banks-Super Regional	1.3
Optical Supplies	1.2
Telecom Services	1.1
United States Treasury Bonds	1.0
Insurance-Multi-line	1.0
U.S. Government Agencies	1.0
Diversified Minerals	0.9
Finance-Other Services	0.9
Agricultural Chemicals	0.8
Applications Software	0.8
Government National Mtg. Assoc.	0.8
Medical Instruments	0.8
Pharmacy Services	0.8
Investment Management/Advisor Services	0.7
Chemicals-Diversified	0.7
Medical Products	0.7
Retail-Drug Store	0.7
Electric-Integrated	0.7
Vitamins & Nutrition Products	0.7
Transport-Services	0.6
Cellular Telecom	0.6
Sovereign	0.6
Telecom Equipment-Fiber Optics	0.6
Broadcast Services/Program	0.6
Telephone-Integrated	0.6
Cable/Satellite TV	0.5
Real Estate Investment Trusts	0.5
Retail-Regional Department Stores	0.5
Diversified Manufacturing Operations	0.5
Soap & Cleaning Preparation	0.5
Auto-Cars/Light Trucks	0.5
Retail-Restaurants	0.5
Medical-Drugs	0.5
Auto-Heavy Duty Trucks	0.5
Engineering/R&D Services	0.5
United States Treasury Notes	0.4
Circuit Boards	0.4
Real Estate Operations & Development	0.4
Advanced Materials	0.4
Leisure Products	0.4
Oil Field Machinery & Equipment	0.4

Retail-Catalog Shopping	0.4%
Oil-Field Services	0.4
Medical-Generic Drugs	0.4
Satellite Telecom	0.4
Medical-Nursing Homes	0.4
Semiconductor Equipment	0.4
Poultry	0.4
Commercial Services-Finance	0.4
Electronic Connectors	0.4
Data Processing/Management	0.4
Insurance-Life/Health	0.4
Hotels/Motels	0.4
Identification Systems	0.3
Internet Infrastructure Software	0.3
Environmental Consulting & Engineering	0.3
Networking Products	0.3
Telecommunication Equipment	0.3
Consulting Services	0.3
Transport-Truck	0.3
Commercial Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Coal	0.3
Retail-Convenience Store	0.3
Footwear & Related Apparel	0.3
Banks-Fiduciary	0.3
Special Purpose Entities	0.3
Pipelines	0.3
Internet Application Software	0.3
E-Commerce/Services	0.3
Insurance-Property/Casualty	0.3
Cosmetics & Toiletries	0.3
Retail-Discount	0.2
Food-Dairy Products	0.2
Casino Hotels	0.2
Banks-Money Center	0.2
Medical-HMO	0.2
Municipal Bonds	0.2
Beverages-Non-alcoholic	0.2
Transport-Rail	0.2
Web Hosting/Design	0.2
Cruise Lines	0.2
Food-Misc.	0.2
Steel-Producers	0.2
Electronic Forms	0.2
Tobacco	0.2
Airlines	0.2
Retail-Sporting Goods	0.1
Entertainment Software	0.1
Insurance-Mutual	0.1
Metal-Copper	0.1
Aerospace/Defense-Equipment	0.1
Television	0.1
Software Tools	0.1
Medical Labs & Testing Services	0.1
Office Automation & Equipment	0.1
Computers-Memory Devices	0.1
Agricultural Operations	0.1
Retail-Consumer Electronics	0.1
Paper & Related Products	0.1
Electric-Transmission	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Industry Allocation*
Retail-Major Department Stores	0.1%
Apparel Manufacturers	0.1
Human Resources	0.1
Casino Services	0.1
Gas-Distribution	0.1
Consumer Products-Misc.	0.1
Electric Products-Misc.	0.1
Rental Auto/Equipment	0.1
Finance-Credit Card	0.1
Retail-Building Products	0.1
Advertising Agencies	0.1
Electric-Generation	0.1
Medical-Wholesale Drug Distribution	0.1
Metal-Diversified	0.1
103.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 71.4%
Advanced Materials — 0.4%
Hexcel Corp.†	27,833	$401,909
Aerospace/Defense — 0.0%
The Boeing Co.	185	13,433
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,535	112,991
Agricultural Chemicals — 0.8%
Monsanto Co.	7,730	552,077
Potash Corp. of Saskatchewan, Inc.	1,555	185,589
Syngenta AG	119	33,045
		770,711
Apparel Manufacturers — 0.1%
Coach, Inc.	2,030	80,226
Applications Software — 0.8%
Microsoft Corp.	7,311	213,993
Nuance Communications, Inc.†	25,526	424,753
Salesforce.com, Inc.†	1,625	120,981
		759,727
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	32,525	408,839
Auto-Heavy Duty Trucks — 0.5%
Force Protection, Inc.†	71,223	428,762
Auto/Truck Parts & Equipment-Original — 0.3%
Titan International, Inc.	32,714	285,593
Banks-Commercial — 1.2%
Regions Financial Corp.	9,889	77,629
Signature Bank†	10,452	387,246
Standard Chartered PLC	24,103	657,459
		1,122,334
Banks-Fiduciary — 0.2%
State Street Corp.	3,578	161,511
The Bank of New York Mellon Corp.	1,444	44,591
		206,102
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,028	125,389
Fifth Third Bancorp	7,769	105,581
PNC Financial Services Group, Inc.	2,206	131,698
SunTrust Banks, Inc.	2,344	62,796
US Bancorp	3,753	97,128
Wells Fargo & Co.	5,178	161,139
		683,731
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,350	89,316
The Coca-Cola Co.	2,316	127,380
		216,696
Brewery — 1.9%
Anheuser-Busch InBev NV	36,073	1,817,088
Broadcast Services/Program — 0.5%
Liberty Media-Starz†	8,626	471,670
Casino Hotels — 0.2%
Boyd Gaming Corp.†	2,258	22,309
Wynn Resorts, Ltd.	2,417	183,281
		205,590

Security Description	Shares	Value (Note 2)
Casino Services — 0.1%
International Game Technology	3,974	$73,320
Cellular Telecom — 0.3%
Syniverse Holdings, Inc.†	15,148	294,932
Chemicals-Diversified — 0.7%
Celanese Corp., Class A	2,253	71,758
E.I. du Pont de Nemours & Co.	1,652	61,520
Israel Chemicals, Ltd.	28,963	391,842
The Dow Chemical Co.	4,356	128,807
		653,927
Circuit Boards — 0.4%
Multi-Fineline Electronix, Inc.†	15,854	408,399
Coal — 0.3%
Alpha Natural Resources, Inc.†	5,556	277,189
Commercial Services — 0.3%
Quanta Services, Inc.†	14,954	286,519
Commercial Services-Finance — 0.4%
Global Payments, Inc.	6,643	302,589
Mastercard, Inc., Class A	195	49,530
		352,119
Computers — 8.6%
Apple, Inc.†	21,942	5,154,834
Dell, Inc.†	8,538	128,156
Hewlett-Packard Co.	3,655	194,263
Research In Motion, Ltd.†	35,203	2,603,262
		8,080,515
Computers-Memory Devices — 0.1%
EMC Corp.†	4,907	88,522
Consulting Services — 0.3%
FTI Consulting, Inc.†	7,357	289,277
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co.†	6,309	62,270
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	566	48,257
The Procter & Gamble Co.	2,799	177,093
		225,350
Cruise Lines — 0.2%
Carnival Corp.	3,569	138,763
Royal Caribbean Cruises, Ltd.†	1,156	38,136
		176,899
Data Processing/Management — 0.4%
DJSP Enterprises, Inc.†	28,972	336,655
Diversified Banking Institutions — 4.9%
Bank of America Corp.	112,970	2,016,515
JP Morgan Chase & Co.	28,945	1,295,289
Morgan Stanley	4,724	138,366
The Goldman Sachs Group, Inc.	6,553	1,118,138
		4,568,308
Diversified Manufacturing Operations — 0.5%
Eaton Corp.	1,068	80,922
General Electric Co.	8,341	151,806
Honeywell International, Inc.	2,321	105,072
Parker Hannifin Corp.	1,943	125,790
		463,590

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Minerals — 0.9%
Vale SA ADR	25,365	$816,499
E-Commerce/Services — 0.3%
United Online, Inc.	32,369	242,120
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,277	64,284
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,350	55,499
FPL Group, Inc.	670	32,381
Progress Energy, Inc.	865	34,046
		121,926
Electronic Components-Semiconductors — 1.4%
Avago Technologies, Ltd.†	27,250	560,260
Broadcom Corp., Class A	1,551	51,462
Intel Corp.	6,815	151,702
Micron Technology, Inc.†	9,659	100,357
QLogic Corp.†	18,684	379,285
Texas Instruments, Inc.	2,224	54,422
		1,297,488
Electronic Connectors — 0.4%
Amphenol Corp., Class A	8,345	352,076
Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,460	157,750
Engineering/R&D Services — 0.5%
Stanley, Inc.†	15,297	432,752
Enterprise Software/Service — 2.5%
Oracle Corp.	90,303	2,319,884
Entertainment Software — 0.1%
Activision Blizzard, Inc.	10,560	127,354
Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.†	13,582	312,929
Finance-Investment Banker/Broker — 1.3%
Lazard, Ltd., Class A	10,667	380,812
The Charles Schwab Corp.	43,926	820,977
		1,201,789
Finance-Other Services — 0.9%
CME Group, Inc.	2,645	836,111
Food-Dairy Products — 0.2%
Dean Foods Co.†	14,600	229,074
Food-Misc. — 0.1%
Kellogg Co.	777	41,515
Kraft Foods, Inc., Class A	2,128	64,351
		105,866
Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	17,600	270,336
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	687	26,766
Marriott International, Inc., Class A	5,656	178,277
Starwood Hotels & Resorts Worldwide, Inc.	2,610	121,730
		326,773
Human Resources — 0.1%
Monster Worldwide, Inc.†	4,612	76,605

Security Description	Shares	Value (Note 2)
Identification Systems — 0.3%
Cogent, Inc.†	31,588	$322,198
Independent Power Producers — 0.0%
Mirant Corp.†	24	261
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	490	28,748
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,448	87,604
Insurance-Multi-line — 0.7%
ACE, Ltd.	9,830	514,109
MetLife, Inc.	2,689	116,541
		630,650
Internet Application Software — 0.3%
S1 Corp.†	42,090	248,331
Internet Infrastructure Software — 0.3%
TeleCommunication Systems, Inc., Class A†	43,946	322,124
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	5,376	424,704
Franklin Resources, Inc.	680	75,412
T. Rowe Price Group, Inc.	1,910	104,916
		605,032
Leisure Products — 0.4%
WMS Industries, Inc.†	9,398	394,152
Medical Instruments — 0.8%
ev3, Inc.†	23,786	377,246
NuVasive, Inc.†	6,853	309,756
St. Jude Medical, Inc.†	962	39,490
		726,492
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	767	44,708
Medical Products — 0.7%
Baxter International, Inc.	670	38,994
Johnson & Johnson	2,808	183,081
PSS World Medical, Inc.†	18,186	427,553
		649,628
Medical-Biomedical/Gene — 5.6%
Amgen, Inc.†	2,706	161,711
Celgene Corp.†	36,125	2,238,305
Genzyme Corp.†	1,056	54,732
Gilead Sciences, Inc.†	48,268	2,195,229
Human Genome Sciences, Inc.†	982	29,656
Martek Biosciences Corp.†	25,144	565,991
Myriad Genetics, Inc.†	972	23,377
Vertex Pharmaceuticals, Inc.†	757	30,939
		5,299,940
Medical-Drugs — 0.5%
Abbott Laboratories	2,406	126,748
Merck & Co., Inc.	3,963	148,018
Pfizer, Inc.	10,109	173,369
		448,135
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	16,489	374,465
Medical-HMO — 0.2%
Centene Corp.†	9,055	217,682

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc.†	39,726	$378,986
Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	11,486	1,455,391
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,369	114,366
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	300	11,817
Multimedia — 1.4%
News Corp., Class A	78,870	1,136,516
The Walt Disney Co.	3,402	118,764
Time Warner, Inc.	2,514	78,613
		1,333,893
Networking Products — 0.3%
Cisco Systems, Inc.†	12,021	312,907
Oil Companies-Exploration & Production — 1.2%
Apache Corp.	1,053	106,880
Brigham Exploration Co.†	19,438	310,036
Concho Resources, Inc.†	6,628	333,786
Continental Resources, Inc.†	1,068	45,443
Devon Energy Corp.	962	61,982
EOG Resources, Inc.	779	72,400
Occidental Petroleum Corp.	1,156	97,728
Petrohawk Energy Corp.†	1,079	21,882
Range Resources Corp.	583	27,325
Southwestern Energy Co.†	1,166	47,480
		1,124,942
Oil Companies-Integrated — 2.0%
BG Group PLC	19,724	341,365
BP PLC ADR	490	27,964
Chevron Corp.	1,739	131,868
Exxon Mobil Corp.	2,973	199,132
Hess Corp.	2,601	162,693
Marathon Oil Corp.	485	15,345
Petroleo Brasileiro SA ADR	19,670	875,118
Suncor Energy, Inc.	3,678	119,682
		1,873,167
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	6,457	392,844
Oil-Field Services — 0.4%
Schlumberger, Ltd.	3,084	195,711
Smith International, Inc.	1,933	82,771
Weatherford International, Ltd.†	2,969	47,088
		325,570
Optical Supplies — 1.2%
Alcon, Inc.	6,805	1,099,416
Pharmacy Services — 0.7%
Express Scripts, Inc.†	1,933	196,702
Medco Health Solutions, Inc.†	1,469	94,839
Omnicare, Inc.	14,079	398,295
		689,836

Security Description	Shares	Value (Note 2)
Poultry — 0.4%
Pilgrim's Pride Corp.†	34,277	$364,707
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	6,047	88,589
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.	74,000	297,839
Retail-Apparel/Shoe — 1.4%
Gymboree Corp.†	5,200	268,476
Hot Topic, Inc.	60,453	392,944
Limited Brands, Inc.	26,830	660,555
		1,321,975
Retail-Building Products — 0.1%
Home Depot, Inc.	1,783	57,680
Retail-Catalog Shopping — 0.4%
Coldwater Creek, Inc.†	56,305	390,757
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,000	85,080
Retail-Convenience Store — 0.3%
The Pantry, Inc.†	22,295	278,465
Retail-Discount — 0.2%
Target Corp.	3,367	177,104
Wal-Mart Stores, Inc.	939	52,209
		229,313
Retail-Drug Store — 0.6%
CVS Caremark Corp.	15,689	573,590
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,502	80,489
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	8,332	456,427
Macy's, Inc.	1,350	29,389
		485,816
Retail-Restaurants — 0.5%
Buffalo Wild Wings, Inc.†	8,652	416,248
Darden Restaurants, Inc.	1,156	51,488
		467,736
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	5,101	133,187
Satellite Telecom — 0.4%
GeoEye, Inc.†	12,253	361,463
Semiconductor Equipment — 0.4%
Veeco Instruments, Inc.†	8,395	365,182
Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser Group PLC	8,556	469,621
Software Tools — 0.1%
VMware, Inc. Class A†	1,943	103,562
Steel-Producers — 0.1%
United States Steel Corp.	1,757	111,605
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	26,925	544,154
Telecom Services — 1.0%
Premiere Global Services, Inc.†	41,132	339,750
tw telecom, Inc.†	33,985	616,828
		956,578

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment — 0.3%
Arris Group, Inc.†	26,048	$312,836
Telephone-Integrated — 0.2%
AT&T, Inc.	3,907	100,957
Verizon Communications, Inc.	1,933	59,962
		160,919
Tobacco — 0.0%
Altria Group, Inc.	1,729	35,479
Transport-Rail — 0.2%
Union Pacific Corp.	2,523	184,936
Transport-Services — 0.6%
United Parcel Service, Inc., Class B	8,870	571,317
Transport-Truck — 0.3%
Knight Transportation, Inc.	13,839	291,865
Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co., Class A	12,345	642,310
Web Hosting/Design — 0.2%
Equinix, Inc.†	1,900	184,946
Web Portals/ISP — 2.2%
Google, Inc., Class A†	3,024	1,714,638
Yahoo!, Inc.†	21,850	361,181
		2,075,819
Wireless Equipment — 1.6%
Crown Castle International Corp.†	22,920	876,232
Nokia Oyj ADR	2,794	43,419
QUALCOMM, Inc.	4,451	186,897
RF Micro Devices, Inc.†	83,893	417,787
		1,524,335
Total Common Stock (cost $53,939,122)		67,180,244
PREFERRED STOCK — 0.5%
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	14,859
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(21)	536	13,427
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	720	17,733
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital V 7.00%	408	9,160
Federal Home Loan Mtg. Corp.†	300	381
		9,541
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR	10,149	401,799
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	1,600	34,288
Total Preferred Stock (cost $485,233)		491,647

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$100,000	$102,382
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17(1)	80,000	80,000
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	15,331	15,386
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,062
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	17,773	17,976
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	106,398
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)(5)	55,000	56,177
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	25,000	26,022
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)(5)	75,000	72,262
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(4)	250,000	211,473
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(3)	1,674	1,672
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(3)	49,748	49,462
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(3)	31,334	31,106
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(3)	10,903	10,845
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	3,347	3,371
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(6)	80,067	57,981

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	$70,000	$72,537
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	50,000	51,614
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	45,108	37,538
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	30,190	26,760
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	50,000	50,037
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	150,000	154,588
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	50,000	52,179
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.42% due 05/25/35(3)(6)	90,145	72,522
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)(5)	105,000	107,166
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(3)(4)	45,000	35,784
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)(5)	150,000	156,446
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)(5)	150,000	150,755
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.52% due 04/25/35(5)(6)	31,250	25,132
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.07% due 01/25/36(5)(6)	53,777	44,051
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.85% due 03/25/47(5)(6)	21,656	15,737
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(3)(6)	44,501	31,790
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	84,991	85,156

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	$72,000	$54,412
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	10,000	9,774
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	65,000	66,053
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.06% due 04/15/45(4)(5)	160,000	165,180
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	150,000	134,412
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	147,295	153,286
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	55,000	55,202
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(4)(5)	100,000	105,067
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	90,000	94,867
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.10% due 12/25/34(5)(6)	44,945	42,394
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)(5)	175,000	178,568
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.79% due 05/12/39(4)(5)	150,000	153,774
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	155,000	160,195
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(4)(5)	100,000	105,336
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	40,714	42,434
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	41,989	44,279
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	49,715	39,214

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B 6.00% due 08/12/45*(4)(5)	$50,000	$38,522
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(3)(6)	112,006	67,362
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.43% due 04/25/36(3)	79,132	54,661
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(5)	104,481	102,988
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.62% due 02/20/47(5)(6)	92,848	71,501
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.63% due 04/25/45(5)(6)	73,519	67,666
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	5,372	5,381
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	209,290
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)(5)	65,000	67,170
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)(5)	150,000	156,082
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(3)(6)	93,239	82,086
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(3)(6)	115,005	103,819
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.51% due 10/25/36(3)(6)	51,881	38,195
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.01% due 09/25/36(5)(6)	26,052	21,987
Total Asset Backed Securities (cost $4,650,579)		4,723,524
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(7)(8)(9)(10)(11) (cost $5,000)	5,000	3,500
U.S. CORPORATE BONDS & NOTES — 8.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	50,000	50,312

Security Description	Principal Amount(20)	Value (Note 2)
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	$15,000	$16,292
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	5,000	4,902
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	5,000	5,125
		26,319
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.75% due 11/01/19	2,000	2,415
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	80,000	86,562
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	28,045	27,905
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	9,903	9,923
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	20,000	18,200
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	25,000	26,938
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	5,000	5,256
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	49,760	51,427
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	5,000	5,425
		145,074
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	5,000	5,100
Auto/Truck Parts & Equipment-Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	5,000	4,825

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*	$5,000	$5,325
Banks-Commercial — 0.0%
Branch Banking & Trust Co. Sub. Notes 0.55% due 05/23/17(3)	7,000	6,377
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	1,695	1,648
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	2,544	2,404
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	2,544	2,372
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	4,240	3,912
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	5,935	5,475
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,093
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	10,000	10,839
		37,120
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/01/67(3)	21,000	15,753
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	45,000	45,865
		61,618
Banks-Money Center — 0.0%
Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(3)	10,000	7,494
Banks-Super Regional — 0.6%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	75,000	68,514
BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(3)(12)	27,000	18,531
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(3)	5,000	3,386
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	15,562
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	65,000	71,826

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Super Regional (continued)
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	$5,000	$5,331
National City Corp. Senior Notes 4.90% due 01/15/15	3,000	3,134
PNC Funding Corp. Bank Guar. Notes 3.63% due 02/08/15	50,000	50,300
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	50,000	55,871
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	10,000	7,874
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,064
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	17,000	14,535
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	5,000	5,269
Wachovia Corp. Notes 5.75% due 02/01/18	115,000	122,253
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	75,000	79,565
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(12)	5,000	5,225
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	11,000	11,871
		544,111
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	25,000	25,233
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	50,000	59,469
		84,702
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	2,000	1,565
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(13)(21)	2,984	2,357
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	1,000	810

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	$30,000	$34,338
		39,070
Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 6.50% due 12/01/16	5,000	5,289
Building Products-Cement — 0.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	5,000	5,175
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	9,000	8,683
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 6.25% due 06/15/15	5,000	4,800
Cable/Satellite TV — 0.5%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	1,466	1,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,000	2,050
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	17,000	17,468
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	100,000	115,914
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	4,000	4,241
Comcast Corp. Bonds 6.40% due 05/15/38	35,000	35,516
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	32,428
COX Communications, Inc. Notes 5.88% due 12/01/16*	10,000	10,746
COX Communications, Inc. Notes 6.25% due 06/01/18*	25,000	26,588
COX Communications, Inc. Notes 7.13% due 10/01/12	5,000	5,588

Security Description	Principal Amount(20)	Value (Note 2)
Cable/Satellite TV (continued)
COX Communications, Inc. Bonds 8.38% due 03/01/39*	$35,000	$43,774
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	5,000	5,475
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20*	25,000	24,613
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	50,000	52,034
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,388
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,600
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	2,000	2,090
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	40,000	42,830
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	50,000	55,646
Time Warner Cos., Inc. Guar. Debentures 6.95% due 01/15/28	10,000	10,871
		505,623
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,388
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	5,000	5,612
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,000
		16,000
Cellular Telecom — 0.2%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	74,496
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	60,106
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	40,000	49,906

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	$4,000	$4,160
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	3,000	2,850
		191,518
Chemicals-Diversified — 0.0%
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	10,000	8,559
Chemicals-Plastics — 0.0%
Hexion Finance Escrow LLC/ Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	5,000	4,925
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	23,000	23,988
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	7,000	7,000
		30,988
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	5,000	5,287
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	5,000	5,150
		10,437
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	5,000	4,788
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,180
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,300
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	10,000	10,250
		21,730
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	5,000	5,100
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	4,950

Security Description	Principal Amount(20)	Value (Note 2)
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	$5,000	$5,050
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	3,000	3,161
		8,211
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	7,000	7,521
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	5,000	5,163
		12,684
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	4,263
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	5,000	3,500
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	5,000	5,106
Diversified Banking Institutions — 0.8%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	40,000	40,606
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	20,233
Bank of America Corp. Senior Notes 6.00% due 09/01/17	50,000	52,001
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,064
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,491
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	14,000	14,285
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	5,000	4,993
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	47,436
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	3,000	3,152
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	5,000	4,940

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	$13,000	$13,661
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	17,661
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	10,000	10,683
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	21,560
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	70,000	81,703
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	30,000	29,550
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	10,000	9,550
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	14,000	14,088
JP Morgan Chase & Co. Notes 4.95% due 03/25/20	8,000	7,932
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	47,538
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	15,000	16,553
Morgan Stanley Sub. Notes 4.75% due 04/01/14	50,000	51,054
Morgan Stanley Senior Notes 6.00% due 04/28/15	13,000	13,926
Morgan Stanley Senior Notes 7.30% due 05/13/19	11,000	12,153
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20	5,000	4,954
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	50,000	54,050
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	5,000	5,124
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	47,998
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	10,000	10,950

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	$30,000	$32,262
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	14,504
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	30,000	29,962
		759,617
Diversified Financial Services — 0.3%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(8)(14)	25,000	7,742
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	500	520
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	751	779
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	751	777
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	1,253	1,297
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	3,753	3,884
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	8,000	8,100
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	10,000	10,121
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	35,458
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	20,000	20,405
General Electric Capital Corp. Notes 5.63% due 05/01/18	40,000	41,801
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	11,409
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	65,029
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	14,000	13,691
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	30,000	32,358
		253,371

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	$6,000	$6,293
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	8,000	7,500
SPX Corp. Senior Notes 7.63% due 12/15/14	5,000	5,231
		19,024
Electric-Distribution — 0.0%
The Narragansett Electric Co. Senior Notes 5.64% due 03/15/40*	5,000	4,846
Electric-Generation — 0.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	13,000	12,760
Edison Mission Energy Senior Notes 7.20% due 05/15/19	10,000	6,900
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,150
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,581
		45,391
Electric-Integrated — 0.4%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	7,000	7,034
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	26,128
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	26,472
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	50,000	54,080
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	12,688
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	5,000	5,700
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	1,000	1,122
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/19	20,000	20,204
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	5,000	5,056
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	9,400

Security Description	Principal Amount(20)	Value (Note 2)
Electric-Integrated (continued)
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	$4,473	$4,752
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(10)	20,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	5,000	3,475
Trans-Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	5,000	5,006
Union Electric Co. Sec. Notes 6.40% due 06/15/17	60,000	65,840
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	60,000	83,371
		330,328
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	80,000	83,881
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,262
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,275
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	2,000	2,140
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	6,000	5,943
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	4,000	4,325
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	9,000	9,772
		27,455
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	5,000	5,360
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	20,550

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	$4,000	$3,974
SLM Corp. Senior Notes 8.00% due 03/25/20	5,000	4,869
		8,843
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	50,000	60,560
Finance-Investment Banker/Broker — 0.4%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	50,000	46,420
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(3)	3,000	2,251
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	61,057
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(8)(12)(14)	6,000	15
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(14)	7,000	1,628
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(14)	7,000	18
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(14)	10,000	25
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	26,450
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	15,000	15,295
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	112,653
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	15,000	15,135
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	42,754
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	30,000	33,235
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	25,000	28,892
		385,828

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	$10,000	$10,267
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	5,000	5,287
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	50,000	54,719
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	13,000	13,471
		68,190
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	10,890
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	5,000	4,813
Service Corp. International Senior Notes 8.00% due 11/15/21	5,000	5,062
		9,875
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	4,550
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	62,153
Sempra Energy Senior Notes 6.50% due 06/01/16	7,000	7,820
		69,973
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	13,237
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,075
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	5,000	5,275
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	10,000	10,025

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(10)	$30,000	$0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	5,000	4,963
		4,963
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,117
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	30,000	31,282
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	8,000	7,280
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,335
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	40,000	49,565
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	40,000	48,034
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	8,000	7,646
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	25,000	25,030
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	60,000	68,807
		250,096
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	6,000	5,826
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	5,000	5,456
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	25,000	26,769
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	5,000	4,953
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	25,018
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 03/30/20	5,000	4,925
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	20,000	20,481

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 6.75% due 06/01/16	$5,000	$5,603
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	10,000	10,128
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	62,000	70,645
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	19,856
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	60,545
		260,205
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	5,000	5,233
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	7,000	6,095
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	17,700
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	60,068
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	30,000	38,215
		127,311
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	81,655
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	70,000	60,200
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	34,873
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	61,653
		238,381
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	7,000	6,908
Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	65,000	70,000

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	$5,000	$4,723
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	5,000	5,083
		9,806
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	50,238
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	5,000	5,215
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.75% due 03/15/40	7,000	6,930
Amgen, Inc. Senior Notes 5.85% due 06/01/17	10,000	11,090
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	10,000	10,055
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	35,000	35,836
		63,911
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	5,000	5,225
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	6,000	6,307
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	10,000	10,350
HCA, Inc. Senior Notes 7.50% due 11/15/95	5,000	3,925
HCA, Inc. Senior Notes 8.50% due 04/15/19*	10,000	10,756
		25,031
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	5,000	4,763
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	40,000	43,706

Security Description	Principal Amount(20)	Value (Note 2)
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	$8,000	$7,087
Alcoa, Inc. Senior Notes 5.95% due 02/01/37	9,000	7,379
		14,466
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	5,000	5,562
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	15,000	17,132
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	75,000	85,234
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	35,000	42,715
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	9,000	10,840
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	73,807
Viacom, Inc. Senior Notes 6.13% due 10/05/17	70,000	75,677
		305,405
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	17,000	18,467
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	5,000	4,962
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	4,000	4,432
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	5,000	5,150
		33,011
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	63,642
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	10,279
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,417
		91,338

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	$55,000	$54,115
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	10,000	11,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	20,000	19,600
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	10,000	9,875
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	25,000	27,809
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	6,000	6,719
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	5,000	5,771
		134,889
Oil Companies-Integrated — 0.0%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	5,000	5,739
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	15,000	15,027
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	5,000	5,500
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	5,175
International Paper Co. Senior Notes 9.38% due 05/15/19	20,000	25,002
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	50,000	54,775
		84,952
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	25,000	27,698
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	3,000	2,940

Security Description	Principal Amount(20)	Value (Note 2)
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	$10,000	$10,450
Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	4,988
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,719
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	5,000	5,102
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	14,000	14,171
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	5,000	5,131
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	75,000	82,284
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	4,000	4,156
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	10,000	10,774
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	5,000	5,300
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	57,000	56,117
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	7,000	6,856
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	7,000	8,242
Williams Partners LP Senior Notes 3.80% due 02/15/15*	25,000	24,955
Williams Partners LP Senior Notes 7.50% due 06/15/11	13,000	13,770
		251,565
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	5,000	5,138
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	5,000	5,225

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Property Trust — 0.0%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	$35,000	$37,864
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(1)(8) (10)(14)	5,000	17
Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	5,000	4,745
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,409
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	26,902
Duke Realty LP Senior Notes 6.75% due 03/15/20	10,000	10,178
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	5,000	5,150
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	3,000	3,006
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	6,000	6,019
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	51,294
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	10,000	10,029
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	60,951
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	52,178
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	42,325
Simon Property Group LP Senior Notes 6.75% due 05/15/14	15,000	16,411
Simon Property Group LP Senior Notes 10.35% due 04/01/19	20,000	25,147
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	73,188
		402,932
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	5,000	5,089

Security Description	Principal Amount(20)	Value (Note 2)
Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.75% due 06/15/17	$50,000	$51,678
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	29,887
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	25,000	25,000
		106,565
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(11)(14)	10,000	88
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	50,000	51,547
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	5,000	4,950
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	5,000	4,800
		61,297
Retail-Drug Store — 0.1%
CVS Caremark Corp. Notes 6.60% due 03/15/19	30,000	33,540
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	33,433	35,450
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	3,992	4,439
		73,429
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,150
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	4,000	3,725
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	5,000	5,188
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	5,000	5,238
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	5,000	4,882

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	$5,000	$4,688
Special Purpose Entities — 0.1%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	25,000	29,617
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	12,000	13,077
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	4,100
Goldman Sachs Capital III Company Guar. Notes 1.02% due 09/01/12(3)(12)	4,000	2,780
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	55,000	54,313
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,397
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	2,000	2,156
		110,440
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	5,000	5,037
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	5,000	5,150
		10,187
Telecom Services — 0.1%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	5,000	5,100
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,925
Qwest Corp. Senior Notes 8.88% due 03/15/12	16,000	17,520
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	59,496
		93,041
Telephone-Integrated — 0.1%
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	32,458
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	17,000	16,387

Security Description	Principal Amount(20)	Value (Note 2)
Telephone-Integrated (continued)
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	$5,000	$4,875
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	5,000	5,325
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	4,000	3,220
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	7,000	6,493
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,244
		74,002
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	1,003
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	5,000	5,021
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	5,000	5,510
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	64,213
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	25,000	30,200
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(1)(3)(8) (10)(11)(14)	6,062	0
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(14)	5,000	35
		105,982
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	20,000	24,303
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	55,333
		79,636
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,360	2,242
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	42,304	36,170

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Air Freight (continued)
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	$2,480	$2,405
		40,817
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,350
GATX Corp. Senior Notes 4.75% due 05/15/15	5,000	4,963
		13,313
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	5,000	5,359
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	5,000	5,050
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	5,000	4,856
		9,906
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	2,000	2,070
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	11,000	11,531
Motorola, Inc. Senior Notes 6.00% due 11/15/17	5,000	5,174
Motorola, Inc. Debentures 6.50% due 09/01/25	6,000	5,827
		22,532
Total U.S. Corporate Bonds & Notes (cost $7,200,913)		7,639,744
FOREIGN CORPORATE BONDS & NOTES — 2.0%
Banks-Commercial — 0.3%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	5,000	5,010
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	5,000	5,510
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	20,000	17,600

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Commercial (continued)
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	$100,000	$103,127
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	4,000	3,520
BNP Paribas Sub. Notes 4.80% due 06/24/15*	5,000	5,115
Credit Suisse/New York Senior Notes 3.50% due 03/23/15	5,000	4,981
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	90,000	95,290
Groupe BPCE Notes 4.16% due 06/30/10(3)(12)	15,000	10,081
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(3)(12)	4,000	4,307
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15	5,000	4,999
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(3)(12)	20,000	12,600
		272,140
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 0.57% due 05/28/10(3)(12)(23)	20,000	9,600
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	100,000	97,569
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	106,885
		214,054
Brewery — 0.1%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	75,000	88,594
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	30,000	29,957
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	12,000	11,831
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	10,000	9,772
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	55,000	62,565

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	$5,000	$5,192
		89,360
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(10)	10,000	0
Diversified Banking Institutions — 0.2%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(12)	5,000	4,362
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	107,233
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	100,000	99,975
		211,570
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	10,000	10,950
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	7,000	7,694
Rio Tinto Finance USA, Ltd. Company Guar. Notes 7.13% due 07/15/28	8,000	9,157
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	5,000	5,950
		33,751
Electric-Integrated — 0.2%
EDF SA Notes 5.50% due 01/26/14*	7,000	7,686
EDF SA Senior Notes 5.60% due 01/27/40*	13,000	12,253
EDF SA Notes 6.50% due 01/26/19*	50,000	56,106
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	11,000	11,143
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	100,000	98,831
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	6,000	5,897
		191,916
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 6.70% due 03/04/20	50,000	51,891

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.92% due 07/15/14(3)(12)	$12,000	$7,907
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,472
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	8,569
		30,948
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	10,000	9,472
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	7,000	7,699
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	29,932
Inco, Ltd. Senior Notes 7.75% due 05/15/12	5,000	5,477
		43,108
Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 5.85% due 04/15/40	5,000	4,864
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	5,000	4,754
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	9,350
		14,104
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	30,000	31,061
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/40	5,000	4,901
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	15,000	17,420
		53,382
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	50,000	52,218
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(2)	12,000	12,420

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	$100,000	$112,102
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	25,000	26,243
ArcelorMittal Senior Notes 7.00% due 10/15/39	20,000	20,539
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	5,000	5,050
		51,832
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	4,000	4,208
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	30,000	38,421
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	50,000	50,740
France Telecom SA Bonds 7.75% due 03/01/11	40,000	42,467
France Telecom SA Notes 8.50% due 03/01/31	40,000	53,058
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	21,000	21,502
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	60,000	62,999
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	5,000	5,256
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	5,000	5,345
		279,788
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000	38,851
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	5,000	5,726
Total Foreign Corporate Bonds & Notes (cost $1,796,873)		1,896,256

Security Description	Principal Amount(20)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18		$44,444	$51,800
Federal Republic of Brazil Notes 11.00% due 08/17/40		35,000	46,847
Republic of Argentina Bonds 8.28% due 12/31/33(22)		25,378	19,034
Republic of Colombia Bonds 6.13% due 01/18/41		100,000	95,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30		20,000	31,876
Republic of Venezuela Bonds 9.25% due 09/15/27		40,000	31,300
Russian Federation Senior Bonds 7.50% due 03/31/30(21)		27,600	31,812
United Mexican States Notes 5.95% due 03/19/19		20,000	21,600
Total Foreign Government Agencies (cost $322,645)			329,769
FOREIGN GOVERNMENT TREASURY — 0.2%
Sovereign — 0.2%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $161,801)	BRL	420,000	218,011
LOANS(15)(16) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.24% due 12/16/13(3)		3,391	3,283
Ford Motor Co. BTL-B 3.26% due 12/16/13(3)		59,180	57,303
Total Loans (cost $62,571)			60,586
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
California State General Obligation Bonds 6.20% due 10/01/19		25,000	25,568
California State Build America General Obligation Bonds 7.55% due 04/01/39		95,000	98,218
Chicago Transit Authority Build America Revenue Bonds Series B 6.20% due 12/01/40		8,000	7,921
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57		10,000	9,942

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
New Jersey State Turnpike Authority Build America Revenue Bonds Series F 7.41% due 01/01/40	$65,000	$75,688
Total Municipal Bonds & Notes (cost $213,135)		217,337
U.S. GOVERNMENT AGENCIES — 8.8%
Federal Home Loan Mtg. Corp. — 2.4%
4.50% due 01/01/39	24,542	24,628
5.00% due 03/01/19	6,973	7,435
5.00% due 07/01/21	250,386	266,654
5.00% due 06/01/34	53,028	55,071
5.00% due 07/01/35	16,025	16,592
5.00% due 10/01/35	93,520	96,830
5.00% due 12/01/35	353,645	366,162
5.00% due 01/01/37	12,861	13,299
5.00% due 03/01/38	36,392	37,626
5.00% due 05/01/38	558,881	577,844
5.00% due 07/01/39	24,211	25,030
5.50% due 07/01/34	33,772	35,793
5.50% due 09/01/37	45,438	48,034
5.50% due 01/01/38	46,521	49,219
5.50% due 07/01/38	25,081	26,514
5.94% due 10/01/36(3)	76,394	80,869
6.00% due 12/01/33	43,531	47,327
6.00% due 08/01/36	47,669	51,275
6.00% due April TBA	150,000	160,945
6.50% due 05/01/16	1,517	1,638
6.50% due 05/01/29	3,597	3,971
6.50% due 03/01/36	20,002	21,803
6.50% due 05/01/36	668	728
6.50% due 11/01/37	37,284	40,594
7.00% due 04/01/32	6,457	7,234
7.50% due 08/01/23	616	699
7.50% due 04/01/28	2,992	3,409
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	19,068	19,494
Series 2586, Class NK 3.50% due 08/15/16(6)	6,878	7,022
Series 3102, Class PG 5.00% due 11/15/28(6)	40,000	42,232
Series 3317, Class PD 5.00% due 09/15/31(6)	55,000	58,466
Series 3349, Class HB 5.50% due 06/15/31(6)	52,000	55,352
Series 1577, Class PK 6.50% due 09/15/23(6)	20,000	21,564
Series 1226, Class Z 7.75% due 03/15/22(6)	1,352	1,465
		2,272,818
Federal National Mtg. Assoc. — 5.6%
2.13% due 01/25/13	9,000	9,077
4.50% due 11/01/22	89,843	94,195
4.50% due 01/01/39	27,484	27,581
4.50% due 06/01/39	391,422	392,756
4.57% due 01/01/15	195,577	207,205

Security Description	Principal Amount(20)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.85% due 11/01/15	$210,736	$225,504
5.00% due 03/15/16	11,000	12,057
5.00% due 06/01/19	3,623	3,860
5.00% due 05/01/35	5,818	6,018
5.00% due 09/01/35	116,709	120,730
5.00% due 10/01/35	419,479	433,933
5.00% due 07/01/37	47,522	49,089
5.00% due April TBA	45,000	46,420
5.50% due 03/01/18	7,329	7,916
5.50% due 07/01/19	15,077	16,276
5.50% due 11/01/20	18,169	19,591
5.50% due 04/01/21	275,721	295,919
5.50% due 11/01/22	22,545	24,143
5.50% due 06/01/34	21,376	22,639
5.50% due 06/01/35	570,128	602,740
5.50% due 06/01/36	362,270	384,577
5.50% due 08/01/36	50,165	52,956
5.50% due 11/01/36	9,876	10,426
5.50% due 07/01/38	87,255	92,064
5.50% due May TBA	60,000	63,009
5.92% due 10/01/11	48,273	50,539
6.00% due 06/01/17	13,073	14,169
6.00% due 12/01/33	40,512	43,962
6.00% due 05/01/34	2,803	3,024
6.00% due 06/01/35	3,297	3,528
6.00% due April TBA	1,000,000	1,062,188
6.19% due 07/01/11	12,198	12,670
6.50% due 08/01/17	26,075	28,253
6.50% due 09/01/32	39,928	44,115
6.50% due 04/01/34	13,382	14,701
6.50% due 10/01/37	4,643	5,039
6.50% due April TBA	500,000	541,875
7.00% due 06/01/37	121,069	134,396
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	54,000	57,573
		5,236,713
Government National Mtg. Assoc. — 0.8%
4.50% due April TBA	600,000	607,031
6.00% due 11/15/31	92,357	100,185
7.00% due 05/15/33	22,477	25,153
7.50% due 01/15/32	7,777	8,801
8.00% due 01/15/31	377	434
8.50% due 11/15/17	1,033	1,134
9.00% due 11/15/21	423	485
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/35(6)	463	519
Series 2005-74, Class HC 7.50% due 09/16/35(6)	5,730	6,411
		750,153
Total U.S. Government Agencies (cost $7,953,650)		8,259,684
U.S. GOVERNMENT TREASURIES — 1.5%
United States Treasury Bonds — 1.0%
3.50% due 02/15/39	11,000	8,901
4.25% due 05/15/39	88,000	81,537
4.38% due 02/15/38(17)	231,000	219,667
4.38% due 11/15/39	36,000	34,043

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
4.50% due 05/15/38	$12,000	$11,642
4.50% due 08/15/39	39,000	37,659
4.63% due 02/15/40	560,000	551,950
5.25% due 11/15/28	18,000	19,598
		964,997
United States Treasury Notes — 0.5%
1.50% due 10/31/10	150,000	151,043
2.38% due 02/28/15	4,000	3,973
2.75% due 02/15/19	15,000	13,923
3.13% due 05/15/19	3,000	2,857
3.25% due 07/31/16	150,000	151,559
3.38% due 11/15/19	22,000	21,228
3.63% due 08/15/19	2,000	1,976
3.63% due 02/15/20	3,000	2,949
3.75% due 11/15/18	63,000	63,477
		412,985
Total U.S. Government Treasuries (cost $1,441,003)		1,377,982
Total Long-Term Investment Securities (cost $78,232,525)		92,398,284
SHORT-TERM INVESTMENT SECURITY — 1.0%
U.S. Government Agency — 1.0%
Federal Home Loan Bank Disc. Notes 0.00% due 04/01/10 (cost $900,000)	900,000	900,000
REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $721,000 and collateralized by $725,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $739,863	721,000	721,000
Bank of America Joint Repurchase Agreement(18)	1,645,000	1,645,000
State Street Bank & Trust Co. Joint Repurchase Agreement(18)	1,206,000	1,206,000
UBS Securities LLC Joint Repurchase Agreement(18)	295,000	295,000
Total Repurchase Agreements (cost $3,867,000)		3,867,000
TOTAL INVESTMENTS (cost $82,999,525)(19)	103.3%	97,165,284
Liabilities in excess of other assets	(3.3)	(3,097,876)
NET ASSETS	100.0%	$94,067,408

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $2,153,047 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security - the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2010, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	8/11/2005	$5,000	$5,000	$3,500	$70.00	0.00%

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Security in default of interest and principal at maturity.

(10)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $3,517 representing 0.0% of net assets.

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Bond in default

(15)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  See Note 3 for cost of investments on a tax basis.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2010.

(22)  A portion of the interest was paid in additional bonds.

(23)  Subsequent to March 31, 2010, interest payments have been suspended for twenty-four months according to the agreement with the European Commission.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
3	Long	Australian 10 YR Bonds	June 2010	$1,963,415	$1,964,346	$931
2	Short	Long Gilt Futures	June 2010	346,799	348,129	(1,330)
5	Long	U.S. Treasury 2 YR Notes	June 2010	1,084,321	1,084,766	445
1	Long	U.S. Treasury 5 YR Notes	June 2010	114,821	114,844	23
8	Short	U.S. Treasury 10 YR Notes	June 2010	936,101	930,000	6,101
2	Long	U.S. Treasury Long Bonds	June 2010	232,256	232,250	(6)
						$6,164

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	365,000	USD	202,710	06/16/2010	$546
	CAD	94,000	USD	93,069	06/16/2010	523
	EUR	82,000	USD	112,845	06/16/2010	2,087
*	JPY	20,850,000	USD	230,453	06/16/2010	7,348
*	USD	111,245	INR	5,075,000	04/30/2010	1,563
*	USD	157,944	KRW	179,424,000	06/16/2010	206
*	USD	67,995	MXN	866,000	06/16/2010	1,528
	USD	183,780	TWD	5,835,000	04/30/2010	464
						14,265
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	CAD	93,000	USD	90,496	06/16/2010	$(1,064)
*	INR	5,075,000	USD	111,050	04/30/2010	(1,758)
*	KRW	134,905,000	USD	117,952	06/16/2010	(957)
*	MXN	866,000	USD	68,491	06/16/2010	(1,032)
*	USD	183,272	BRL	330,000	06/16/2010	(494)
	USD	115,038	GBP	75,000	06/16/2010	(1,274)
*	USD	113,252	JPY	10,425,000	06/16/2010	(1,699)
*	USD	79,698	KRW	90,386,000	06/16/2010	(30)
						(8,308)
Net Unrealized Appreciation (Depreciation)						$5,957

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

TWD — New Taiwan Dollar

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$8,080,515	$—	$—	$8,080,515
Medical-Biomedical/Gene	5,299,940	—	—	5,299,940
Other Industries*	53,799,789	—	—	53,799,789
Preferred Stock	491,647	—	—	491,647
Asset Backed Securities	—	4,643,524	80,000	4,723,524
Convertible Bonds & Notes	—	—	3,500	3,500
U.S. Corporate Bonds & Notes	—	7,588,987	50,757	7,639,744
Foreign Corporate Bonds & Notes	—	1,896,256	0	1,896,256
Foreign Government Agencies	—	329,769	—	329,769
Foreign Government Treasury	—	218,011	—	218,011
Loans	—	60,586	—	60,586
Municipal Bonds & Notes	—	217,337	—	217,337
U.S. Government Agencies	—	8,259,684	—	8,259,684
U.S. Government Treasuries	—	1,377,982	—	1,377,982
Short-Term Investment Security:
U.S. Government Agency	—	900,000	—	900,000
Repurchase Agreements	—	3,867,000		3,867,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	7,500	—	—	7,500
Open Futures Contracts - Depreciation	(1,336)	—	—	(1,336)
Open Forward Foreign Currency Contracts - Appreciation	—	14,265	—	14,265
Open Forward Foreign Currency Contracts - Depreciation	—	(8,308)	—	(8,308)
Total	$67,678,055	$29,365,093	$134,257	$97,177,405

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$54,750	$1,000	$47,543	$0
Accrued discounts/premiums	—	—	138	—
Realized gain(loss)	1	—	(8,529)	—
Change in unrealized appreciation(depreciation)	31,043	2,500	23,062	—
Net purchases(sales)	29,990	—	(9,548)	—
Transfers in and/or out of Level 3	(35,784)	—	(1,909)	—
Balance as of 3/31/2010	$80,000	$3,500	$50,757	$0

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Diversified Financial Services	9.1%
Federal National Mtg. Assoc.	8.8
Computers	5.8
Diversified Banking Institutions	5.4
Repurchase Agreements	4.1
Medical-Biomedical/Gene	4.0
Federal Home Loan Mtg. Corp.	3.5
Networking Products	2.0
Oil Companies-Integrated	1.9
Banks-Commercial	1.9
Government National Mtg. Assoc.	1.8
Finance-Investment Banker/Broker	1.8
Enterprise Software/Service	1.6
Web Portals/ISP	1.6
Brewery	1.6
Multimedia	1.6
United States Treasury Bonds	1.6
Banks-Super Regional	1.6
Electronic Components-Semiconductors	1.3
United States Treasury Notes	1.3
Oil Companies-Exploration & Production	1.3
Wireless Equipment	1.2
Retail-Apparel/Shoe	1.1
Metal Processors & Fabrication	1.0
Insurance-Multi-line	1.0
Telecom Services	0.9
Electric-Integrated	0.9
Cellular Telecom	0.9
Real Estate Investment Trusts	0.9
Telephone-Integrated	0.9
Cable/Satellite TV	0.9
Sovereign	0.8
Optical Supplies	0.8
Applications Software	0.8
Medical Instruments	0.7
Investment Management/Advisor Services	0.7
Pharmacy Services	0.7
Medical Products	0.6
Diversified Minerals	0.6
Broadcast Services/Program	0.6
Agricultural Chemicals	0.6
Finance-Other Services	0.6
Chemicals-Diversified	0.6
Insurance-Life/Health	0.5
Retail-Drug Store	0.5
Vitamins & Nutrition Products	0.5
Special Purpose Entities	0.5
Retail-Restaurants	0.5
Medical-Drugs	0.5
Diversified Manufacturing Operations	0.4
Auto-Heavy Duty Trucks	0.4
Engineering/R&D Services	0.4
Transport-Services	0.4
Auto-Cars/Light Trucks	0.4
Oil-Field Services	0.4
Insurance-Property/Casualty	0.4
Telecom Equipment-Fiber Optics	0.4
Real Estate Operations & Development	0.4
Pipelines	0.4
Circuit Boards	0.4

Retail-Regional Department Stores	0.4%
Advanced Materials	0.4
Municipal Bonds	0.4
Leisure Products	0.4
Oil Field Machinery & Equipment	0.4
Retail-Catalog Shopping	0.4
Medical-Generic Drugs	0.4
Satellite Telecom	0.4
Medical-Nursing Homes	0.4
Semiconductor Equipment	0.4
Poultry	0.4
Soap & Cleaning Preparation	0.4
Hotels/Motels	0.4
Commercial Services-Finance	0.3
Data Processing/Management	0.3
Identification Systems	0.3
Internet Infrastructure Software	0.3
Banks-Fiduciary	0.3
Environmental Consulting & Engineering	0.3
Telecommunication Equipment	0.3
Consulting Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Commercial Services	0.3
Transport-Truck	0.3
Coal	0.3
Retail-Convenience Store	0.3
Electronic Connectors	0.3
Footwear & Related Apparel	0.3
Banks-Money Center	0.2
Internet Application Software	0.2
Airlines	0.2
E-Commerce/Services	0.2
Cosmetics & Toiletries	0.2
Tobacco	0.2
Food-Dairy Products	0.2
Insurance-Mutual	0.2
Retail-Discount	0.2
Casino Hotels	0.2
Food-Misc.	0.2
Medical-HMO	0.2
Steel-Producers	0.2
Television	0.2
Beverages-Non-alcoholic	0.2
Transport-Rail	0.2
Web Hosting/Design	0.2
Cruise Lines	0.2
Electronic Forms	0.2
Agricultural Operations	0.2
Office Automation & Equipment	0.2
Retail-Sporting Goods	0.2
Electric-Transmission	0.1
Entertainment Software	0.1
Paper & Related Products	0.1
Medical Labs & Testing Services	0.1
Gas-Distribution	0.1
Medical-Wholesale Drug Distribution	0.1
Rental Auto/Equipment	0.1
Metal-Copper	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Industry Allocation*
Computers-Memory Devices	0.1%
Software Tools	0.1
Automobile	0.1
Advertising Agencies	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Human Resources	0.1
Casino Services	0.1
Apparel Manufacturers	0.1
Metal-Diversified	0.1
Property Trust	0.1
Consumer Products-Misc.	0.1
Electric Products-Misc.	0.1
Aerospace/Defense	0.1
Retail-Building Products	0.1
Chemicals-Specialty	0.1
Electric-Generation	0.1
105.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 57.6%
Advanced Materials — 0.4%
Hexcel Corp.†	49,022	$707,878
Aerospace/Defense — 0.0%
The Boeing Co.	296	21,493
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,559	188,368
Agricultural Chemicals — 0.6%
Monsanto Co.	11,005	785,977
Potash Corp. of Saskatchewan, Inc.	2,460	293,601
		1,079,578
Apparel Manufacturers — 0.1%
Coach, Inc.	3,248	128,361
Applications Software — 0.8%
Microsoft Corp.	15,353	449,382
Nuance Communications, Inc.†	44,960	748,135
Salesforce.com, Inc.†	2,202	163,939
		1,361,456
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	44,870	564,016
Auto-Heavy Duty Trucks — 0.4%
Force Protection, Inc.†	125,445	755,179
Auto/Truck Parts & Equipment-Original — 0.3%
Titan International, Inc.	57,619	503,014
Banks-Commercial — 1.0%
Regions Financial Corp.	17,420	136,747
Signature Bank†	18,410	682,091
Standard Chartered PLC	33,220	906,143
		1,724,981
Banks-Fiduciary — 0.2%
State Street Corp.	6,397	288,761
The Bank of New York Mellon Corp.	2,363	72,969
		361,730
Banks-Super Regional — 0.7%
Capital One Financial Corp.	5,315	220,094
Fifth Third Bancorp	14,959	203,293
PNC Financial Services Group, Inc.	3,937	235,039
SunTrust Banks, Inc.	4,133	110,723
US Bancorp	6,495	168,091
Wells Fargo & Co.	11,318	352,216
		1,289,456
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,165	143,236
The Coca-Cola Co.	4,133	227,315
		370,551
Brewery — 1.3%
Anheuser-Busch InBev NV	46,711	2,352,950
Broadcast Services/Program — 0.5%
Liberty Media-Starz†	15,193	830,753
Casino Hotels — 0.2%
Boyd Gaming Corp.†	4,035	39,866
Wynn Resorts, Ltd.	4,232	320,912
		360,778

Security Description	Shares	Value (Note 2)
Casino Services — 0.1%
International Game Technology	7,086	$130,737
Cellular Telecom — 0.3%
Syniverse Holdings, Inc.†	26,707	519,985
Chemicals-Diversified — 0.6%
Celanese Corp., Class A	3,641	115,966
E.I. du Pont de Nemours & Co.	2,460	91,611
Israel Chemicals, Ltd.	39,783	538,226
The Dow Chemical Co.	9,153	270,654
		1,016,457
Circuit Boards — 0.4%
Multi-Fineline Electronix, Inc.†	27,924	719,322
Coal — 0.3%
Alpha Natural Resources, Inc.†	9,786	488,224
Commercial Services — 0.3%
Quanta Services, Inc.†	26,338	504,636
Commercial Services-Finance — 0.3%
Global Payments, Inc.	11,795	537,262
Mastercard, Inc., Class A	296	75,184
		612,446
Computers — 5.7%
Apple, Inc.†	27,149	6,378,114
Dell, Inc.†	15,059	226,036
Hewlett-Packard Co.	6,495	345,209
Research In Motion, Ltd.†	45,962	3,398,890
		10,348,249
Computers-Memory Devices — 0.1%
EMC Corp.†	10,038	181,086
Consulting Services — 0.3%
FTI Consulting, Inc.†	12,958	509,509
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co.†	10,859	107,178
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	886	75,540
The Procter & Gamble Co.	5,117	323,753
		399,293
Cruise Lines — 0.2%
Carnival Corp.	6,201	241,095
Royal Caribbean Cruises, Ltd.†	1,968	64,924
		306,019
Data Processing/Management — 0.3%
DJSP Enterprises, Inc.†	51,028	592,945
Diversified Banking Institutions — 3.7%
Bank of America Corp.	165,109	2,947,196
JP Morgan Chase & Co.	42,395	1,897,176
Morgan Stanley	9,546	279,602
The Goldman Sachs Group, Inc.	9,138	1,559,217
		6,683,191
Diversified Manufacturing Operations — 0.4%
Eaton Corp.	1,772	134,264
General Electric Co.	15,451	281,208
Honeywell International, Inc.	3,248	147,037
Parker Hannifin Corp.	3,051	197,522
		760,031

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Minerals — 0.6%
Vale SA ADR	32,960	$1,060,982
E-Commerce/Services — 0.2%
United Online, Inc.	57,007	426,412
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,280	114,775
Electric-Integrated — 0.1%
Dominion Resources, Inc.	2,067	84,974
FPL Group, Inc.	1,280	61,863
Progress Energy, Inc.	1,476	58,095
		204,932
Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.†	47,995	986,777
Broadcom Corp., Class A	2,559	84,908
Intel Corp.	14,467	322,036
Micron Technology, Inc.†	17,519	182,022
QLogic Corp.†	32,908	668,032
Texas Instruments, Inc.	3,543	86,697
		2,330,472
Electronic Connectors — 0.3%
Amphenol Corp., Class A	11,470	483,919
Electronic Forms — 0.2%
Adobe Systems, Inc.†	8,169	288,938
Engineering/R&D Services — 0.4%
Stanley, Inc.†	26,943	762,217
Enterprise Software/Service — 1.6%
Oracle Corp.	114,348	2,937,600
Entertainment Software — 0.1%
Activision Blizzard, Inc.	21,160	255,190
Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.†	23,922	551,163
Finance-Investment Banker/Broker — 1.0%
Lazard, Ltd., Class A	18,787	670,696
The Charles Schwab Corp.	60,415	1,129,156
		1,799,852
Finance-Other Services — 0.6%
CME Group, Inc.	3,300	1,043,163
Food-Dairy Products — 0.2%
Dean Foods Co.†	25,843	405,477
Food-Misc. — 0.1%
Kellogg Co.	1,280	68,390
Kraft Foods, Inc., Class A	3,346	101,183
		169,573
Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	31,100	477,696
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,082	42,155
Marriott International, Inc., Class A	11,249	354,568
Starwood Hotels & Resorts Worldwide, Inc.	4,527	211,139
		607,862
Human Resources — 0.1%
Monster Worldwide, Inc.†	8,169	135,687

Security Description	Shares	Value (Note 2)
Identification Systems — 0.3%
Cogent, Inc.†	55,637	$567,497
Independent Power Producers — 0.0%
Mirant Corp.†	31	337
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	886	51,982
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,460	148,830
Insurance-Multi-line — 0.5%
ACE, Ltd.	13,135	686,960
MetLife, Inc.	4,725	204,782
		891,742
Internet Application Software — 0.2%
S1 Corp.†	74,133	437,385
Internet Infrastructure Software — 0.3%
TeleCommunication Systems, Inc., Class A†	77,402	567,357
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	9,469	748,051
Franklin Resources, Inc.	1,181	130,973
T. Rowe Price Group, Inc.	3,248	178,413
		1,057,437
Leisure Products — 0.4%
WMS Industries, Inc.†	16,552	694,191
Medical Instruments — 0.7%
ev3, Inc.†	41,894	664,439
NuVasive, Inc.†	12,105	547,146
St. Jude Medical, Inc.†	1,575	64,654
		1,276,239
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,476	86,036
Medical Products — 0.6%
Baxter International, Inc.	1,181	68,734
Johnson & Johnson	5,019	327,239
PSS World Medical, Inc.†	32,032	753,072
		1,149,045
Medical-Biomedical/Gene — 3.9%
Amgen, Inc.†	4,921	294,079
Celgene Corp.†	46,480	2,879,901
Genzyme Corp.†	1,772	91,843
Gilead Sciences, Inc.†	58,711	2,670,176
Human Genome Sciences, Inc.†	1,772	53,514
Martek Biosciences Corp.†	44,286	996,878
Myriad Genetics, Inc.†	1,673	40,236
Vertex Pharmaceuticals, Inc.†	1,378	56,319
		7,082,946
Medical-Drugs — 0.4%
Abbott Laboratories	4,133	217,727
Merck & Co., Inc.	7,381	275,680
Pfizer, Inc.	17,912	307,191
		800,598
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	29,042	659,544
Medical-HMO — 0.2%
Centene Corp.†	15,948	383,390

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc.†	69,969	$667,504
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	13,960	1,768,872
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,202	183,955
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	500	19,695
Multimedia — 1.1%
News Corp., Class A	110,450	1,591,585
The Walt Disney Co.	5,807	202,722
Time Warner, Inc.	4,331	135,430
		1,929,737
Networking Products — 2.0%
Cisco Systems, Inc.†	135,891	3,537,243
Oil Companies-Exploration & Production — 1.1%
Apache Corp.	1,673	169,809
Brigham Exploration Co.†	34,237	546,080
Concho Resources, Inc.†	11,674	587,903
Continental Resources, Inc.†	1,870	79,569
Devon Energy Corp.	1,772	114,170
EOG Resources, Inc.	1,378	128,071
Occidental Petroleum Corp.	1,968	166,375
Petrohawk Energy Corp.†	1,870	37,924
Range Resources Corp.	689	32,293
Southwestern Energy Co.†	1,870	76,146
		1,938,340
Oil Companies-Integrated — 1.5%
BG Group PLC	27,212	470,960
BP PLC ADR	788	44,971
Chevron Corp.	2,657	201,480
Exxon Mobil Corp.	5,117	342,737
Hess Corp.	4,527	283,164
Marathon Oil Corp.	788	24,932
Petroleo Brasileiro SA ADR	26,460	1,177,206
Suncor Energy, Inc.	6,402	208,321
		2,753,771
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	11,372	691,872
Oil-Field Services — 0.3%
Schlumberger, Ltd.	5,413	343,509
Smith International, Inc.	3,051	130,644
Weatherford International, Ltd.†	5,117	81,155
		555,308
Optical Supplies — 0.8%
Alcon, Inc.	8,560	1,382,954
Pharmacy Services — 0.6%
Express Scripts, Inc.†	2,953	300,497
Medco Health Solutions, Inc.†	2,559	165,209
Omnicare, Inc.	24,798	701,536
		1,167,242
Poultry — 0.4%
Pilgrim's Pride Corp.†	60,392	642,571

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	11,693	$171,302
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.	99,000	398,461
Retail-Apparel/Shoe — 1.1%
Gymboree Corp.†	9,200	474,996
Hot Topic, Inc.	106,477	692,100
Limited Brands, Inc.	36,330	894,445
		2,061,541
Retail-Building Products — 0.1%
Home Depot, Inc.	3,125	101,094
Retail-Catalog Shopping — 0.4%
Coldwater Creek, Inc.†	99,171	688,247
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,543	150,719
Retail-Convenience Store — 0.3%
The Pantry, Inc.†	39,345	491,419
Retail-Discount — 0.2%
Target Corp.	5,905	310,603
Wal-Mart Stores, Inc.	1,575	87,570
		398,173
Retail-Drug Store — 0.4%
CVS Caremark Corp.	19,449	711,055
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,331	139,328
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	11,924	653,196
Macy's, Inc.	2,362	51,421
		704,617
Retail-Restaurants — 0.4%
Buffalo Wild Wings, Inc.†	15,238	733,100
Darden Restaurants, Inc.	1,968	87,655
		820,755
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	10,236	267,262
Satellite Telecom — 0.3%
GeoEye, Inc.†	21,581	636,640
Semiconductor Equipment — 0.4%
Veeco Instruments, Inc.†	14,885	647,498
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	11,456	628,796
Software Tools — 0.1%
VMware, Inc. Class A†	3,248	173,118
Steel-Producers — 0.1%
United States Steel Corp.	2,854	181,286
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	36,624	740,171
Telecom Services — 0.8%
Premiere Global Services, Inc.†	72,446	598,404
tw telecom, Inc.†	42,495	771,284
		1,369,688
Telecommunication Equipment — 0.3%
Arris Group, Inc.†	45,878	550,995

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated — 0.1%
AT&T, Inc.	7,192	$185,841
Verizon Communications, Inc.	2,854	88,531
		274,372
Tobacco — 0.0%
Altria Group, Inc.	2,657	54,522
Transport-Rail — 0.2%
Union Pacific Corp.	4,331	317,462
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	11,435	736,528
Transport-Truck — 0.3%
Knight Transportation, Inc.	24,375	514,069
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co., Class A	16,420	854,333
Web Hosting/Design — 0.2%
Equinix, Inc.†	3,300	321,222
Web Portals/ISP — 1.6%
Google, Inc., Class A†	3,926	2,226,081
Yahoo!, Inc.†	42,490	702,360
		2,928,441
Wireless Equipment — 1.2%
Crown Castle International Corp.†	25,120	960,338
Nokia Oyj ADR	4,823	74,949
QUALCOMM, Inc.	7,874	330,629
RF Micro Devices, Inc.†	147,761	735,850
		2,101,766
Total Common Stock (cost $84,551,846)		103,764,260
PREFERRED STOCK — 0.4%
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	20,574
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(21)	1,073	26,879
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	26,600
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital V 7.00%	613	13,762
Federal Home Loan Mtg. Corp.†	500	635
		14,397
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR	14,103	558,338
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	2,800	60,004
Total Preferred Stock (cost $700,399)		706,792

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES — 8.8%
Diversified Financial Services — 8.8%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$325,000	$332,742
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17(1)	300,000	300,000
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	36,795	36,925
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	65,201
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	53,320	53,928
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*(1)	160,000	159,984
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	265,000	281,955
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)(5)	265,000	270,670
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	80,000	83,270
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	110,000	104,732
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)(5)	55,000	56,303
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	375,000	361,308
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(4)	250,000	211,473
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(3)	5,021	5,016
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(3)	174,119	173,118
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(3)	117,501	116,649

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(3)	$40,497	$40,281
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	11,716	11,797
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(6)	220,185	159,446
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	225,000	233,155
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	400,000	412,913
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	185,524	154,390
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	100,103	88,732
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	240,177
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	500,000	515,294
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	160,000	166,972
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.42% due 05/25/35(3)(6)	252,407	203,061
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)(5)	330,000	336,809
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(3)(4)	155,000	123,255
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)(5)	500,000	521,488
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)(5)	500,000	502,516
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.52% due 04/25/35(5)(6)	104,167	83,774
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.07% due 01/25/36(5)(6)	146,393	119,917

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.85% due 03/25/47(5)(6)	$83,531	$60,699
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.50% due 11/25/11*(3)	70,000	69,654
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	154,467
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(3)(6)	158,224	113,029
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	254,972	255,468
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	110,000	83,130
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	35,000	34,209
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	200,000	203,238
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.06% due 04/15/45(4)(5)	530,000	547,160
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	475,000	425,638
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	490,983	510,952
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	285,000	286,049
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	210,000	221,356
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(5)(6)	188,070	171,856
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.10% due 12/25/34(5)(6)	146,071	137,782
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)(5)	550,000	561,214
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.79% due 05/12/39(4)(5)	475,000	486,952
Morgan Stanley Capital I Series 2006-T23, Class A4 5.98% due 08/12/41(4)(5)	185,000	195,735

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	$550,000	$568,432
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(4)(5)	500,000	526,680
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	140,237	146,162
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	163,291	172,196
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	164,443	129,706
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B 6.00% due 08/12/45*(4)(5)	200,000	154,089
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(3)(6)	353,442	212,564
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.43% due 04/25/36(3)	158,265	109,323
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(5)	154,787	152,575
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.62% due 02/20/47(5)(6)	246,628	189,925
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	91,029	91,215
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.63% due 04/25/45(5)(6)	257,317	236,831
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	19,186	19,219
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	515,000	538,923
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)(5)	210,000	217,010
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)(5)	500,000	520,275
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(3)(6)	295,933	260,533
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(3)(6)	369,660	333,704
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.51% due 10/25/36(3)(6)	160,584	118,221

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.01% due 09/25/36(5)(6)	$41,682	$35,179
Total Asset Backed Securities (cost $15,539,813)		15,778,601
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(7)(8)(9)(10)(11) (cost $5,000)	5,000	3,500
U.S. CORPORATE BONDS & NOTES — 13.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	150,000	150,937
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	55,000	59,738
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	10,000	9,804
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	10,000	10,250
		79,792
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	2,000	2,021
Terra Capital, Inc. Company Guar. Notes 7.75% due 11/01/19	3,000	3,623
		5,644
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	260,000	281,327
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	91,147	90,692
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	37,213
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	60,000	54,600
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	80,000	86,200

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	$10,000	$10,512
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	140,232	144,929
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	10,000	10,850
		434,996
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	10,000	10,200
Auto/Truck Parts & Equipment-Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	10,000	9,650
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,023
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	2,000	2,032
		13,705
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*	5,000	5,325
Banks-Commercial — 0.4%
Branch Banking & Trust Co. Sub. Notes 0.55% due 05/23/17(3)	14,000	12,755
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,158	5,016
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	7,738	7,312
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	7,738	7,216
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	12,898	11,898
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	18,058	16,659
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,139

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Commercial (continued)
National City Bank Sub. Notes 5.80% due 06/07/17	$250,000	$260,070
Sovereign Bank Sub. Notes 8.75% due 05/30/18	325,000	364,474
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	20,000	21,678
		713,217
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/01/67(3)	48,000	36,007
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	165,000	168,172
		204,179
Banks-Money Center — 0.0%
Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(3)	16,000	11,991
Banks-Super Regional — 0.9%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	225,000	205,541
BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(3)(12)	41,000	28,140
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(3)	10,000	6,771
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	51,874
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	210,000	232,053
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	10,000	10,662
National City Corp. Senior Notes 4.90% due 01/15/15	6,000	6,267
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	215,000	240,245
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	15,000	11,811
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,129
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	22,000	18,810

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	$10,000	$10,538
Wachovia Corp. Notes 5.75% due 02/01/18	410,000	435,860
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	255,000	270,521
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(12)	10,000	10,450
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	16,188
		1,565,860
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	125,000	126,165
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	150,000	178,407
		304,572
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,130
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(13)(21)	5,968	4,715
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	1,620
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	120,000	137,349
		146,814
Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 6.50% due 12/01/16	10,000	10,577
Building Products-Cement — 0.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	15,000	15,525
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	16,000	15,436
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 6.25% due 06/15/15	5,000	4,800

Security Description	Principal Amount(20)	Value (Note 2)
Cable/Satellite TV — 0.9%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	$2,200	$2,646
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,000	2,050
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	28,000	28,770
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	345,000	399,905
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	8,000	8,482
Comcast Corp. Bonds 6.40% due 05/15/38	120,000	121,768
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	129,714
COX Communications, Inc. Notes 5.88% due 12/01/16*	50,000	53,728
COX Communications, Inc. Notes 6.25% due 06/01/18*	50,000	53,175
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,177
COX Communications, Inc. Bonds 8.38% due 03/01/39*	90,000	112,563
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	5,000	5,475
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20*	75,000	73,838
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	185,000	192,527
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	20,000	20,775
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	11,200
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	4,000	4,180

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	$104,000	$111,358
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	155,000	172,503
Time Warner Cos., Inc. Guar. Debentures 6.95% due 01/15/28	20,000	21,742
		1,537,576
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,775
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	15,000	16,837
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,000
		32,612
Cellular Telecom — 0.4%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	266,055
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	125,000	136,605
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	185,000	230,817
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	9,000	9,360
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	5,000	4,750
		647,587
Chemicals-Diversified — 0.0%
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	14,000	11,983
Chemicals-Plastics — 0.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	15,000	14,775
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	82,000	85,521
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	11,000	11,000
		96,521

Security Description	Principal Amount(20)	Value (Note 2)
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	$10,000	$10,575
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	10,000	10,300
		20,875
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	10,000	9,575
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,330
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,600
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	15,000	15,375
		37,305
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	10,000	10,200
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,900
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	10,000	10,100
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	6,000	6,322
		16,422
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	12,000	12,893
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	5,000	5,163
		18,056
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	4,263
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	7,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	$10,000	$10,213
Diversified Banking Institutions — 1.4%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	301,000	297,462
Bank of America Corp. Senior Notes 5.65% due 05/01/18	115,000	116,342
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,128
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	61,850
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	24,000	24,488
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	9,000	8,987
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	150,000	158,119
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	9,000	9,457
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	10,000	9,880
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	21,018
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	44,152
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	87,264
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	20,000	21,366
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	107,801
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	175,000	204,258
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	30,000	29,550
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	20,000	19,100
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	21,000	21,132

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
JP Morgan Chase & Co. Notes 4.95% due 03/25/20	$15,000	$14,872
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	180,000	190,152
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	55,000	60,696
Morgan Stanley Sub. Notes 4.75% due 04/01/14	135,000	137,845
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	99,647
Morgan Stanley Senior Notes 6.00% due 04/28/15	22,000	23,567
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	106,658
Morgan Stanley Senior Notes 7.30% due 05/13/19	19,000	20,991
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20	10,000	9,907
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	185,000	199,985
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	10,000	10,247
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	119,995
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,425
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	107,541
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	58,016
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	135,000	134,830
		2,557,728
Diversified Financial Services — 0.5%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(8)(14)	85,000	26,321
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	901	937
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	1,352	1,403

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	$1,352	$1,399
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	2,254	2,333
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	8,156	8,441
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	13,000	13,162
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	20,000	20,242
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	131,701
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	55,000	56,115
General Electric Capital Corp. Notes 5.63% due 05/01/18	135,000	141,077
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	19,015
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	205,925
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	32,271
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	125,000	134,826
		795,168
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	9,440
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	9,000	8,437
SPX Corp. Senior Notes 7.63% due 12/15/14	5,000	5,231
		23,108
Electric-Distribution — 0.0%
The Narragansett Electric Co. Senior Notes 5.64% due 03/15/40*	10,000	9,692
Electric-Generation — 0.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	26,000	25,520

Security Description	Principal Amount(20)	Value (Note 2)
Electric-Generation (continued)
Edison Mission Energy Senior Notes 7.20% due 05/15/19	$15,000	$10,350
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	25,375
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	25,969
		87,214
Electric-Integrated — 0.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	14,069
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,150
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	79,415
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	155,000	167,649
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	26,434
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	9,000	10,260
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	3,000	3,364
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/19	60,000	60,613
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	9,000	9,101
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	15,000	14,100
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,504
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(10)	25,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	6,950
Trans-Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	10,000	10,012
Union Electric Co. Sec. Notes 6.40% due 06/15/17	195,000	213,980

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	$170,000	$236,218
		954,819
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	245,000	256,885
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,263
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,275
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,210
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	13,000	12,877
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,651
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	15,000	16,286
		46,299
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	10,000	10,720
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	25,000	25,887
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	30,824
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	9,936
SLM Corp. Senior Notes 8.00% due 03/25/20	10,000	9,738
		19,674
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	160,000	193,792

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Investment Banker/Broker — 0.7%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	$175,000	$162,471
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(3)	5,000	3,752
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	223,874
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(8)(12)(14)	8,000	20
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(14)	10,000	2,325
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(14)	11,000	28
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(14)	15,000	38
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	55,000	58,190
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	15,000	15,295
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	68,505
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	273,585
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	30,000	30,270
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	80,164
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	175,000	193,872
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	50,000	57,785
		1,170,174
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	20,000	20,534
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	6,000	6,345
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	175,000	191,515

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc. (continued)
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	$23,000	$23,835
		215,350
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	20,000	21,779
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	5,000	4,812
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,125
		14,937
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,100
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	207,177
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	11,172
		218,349
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	26,475
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,075
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	5,000	5,275
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	15,000	15,037
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(10)	50,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	9,925
		9,925
Insurance-Life/Health — 0.5%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,233

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Life/Health (continued)
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	$110,000	$114,699
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	14,000	12,740
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,670
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	140,000	173,478
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	140,000	168,120
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	16,000	15,291
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	100,000	100,122
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	195,000	223,624
		832,977
Insurance-Multi-line — 0.4%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	12,000	11,652
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	10,000	10,913
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	75,000	80,307
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	10,000	9,907
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	65,048
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 03/30/20	45,000	44,321
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	65,000	66,564
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,206
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,255
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	165,000	188,006
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	64,530

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	$195,000	$196,771
		769,480
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	10,000	10,467
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	13,000	11,320
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	30,000	26,550
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	270,000	231,689
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	95,000	121,014
		401,040
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	180,000	209,969
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	230,000	197,800
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	116,928
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	215,787
		740,484
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	14,000	13,815
Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	200,000	215,384
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	10,000	9,447
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	11,000	11,182
		20,629
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	125,000	139,550

Security Description	Principal Amount(20)	Value (Note 2)
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	$10,000	$10,430
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.75% due 03/15/40	14,000	13,861
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	22,180
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	20,000	20,110
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	120,000	122,865
		179,016
Medical-Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,400
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	10,000	10,450
		15,850
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	12,000	12,614
Medical-Hospitals — 0.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,525
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,850
HCA, Inc. Senior Notes 8.50% due 04/15/19*	15,000	16,134
		39,509
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	5,000	4,763
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	190,000	207,606
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	14,000	12,401
Alcoa, Inc. Senior Notes 5.95% due 02/01/37	15,000	12,299
		24,700

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	$11,000	$12,237
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	45,000	51,395
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	230,000	261,386
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	135,000	164,760
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	18,000	21,679
Time Warner, Inc. Bonds 6.63% due 05/15/29	230,000	242,508
Viacom, Inc. Senior Notes 6.13% due 10/05/17	215,000	232,437
		974,165
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	34,000	36,933
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	9,924
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,864
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	10,000	10,300
		66,021
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	180,000	190,926
Xerox Corp. Senior Notes 5.63% due 12/15/19	15,000	15,418
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	63,862
		270,206
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	160,000	157,426
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	15,000	16,500

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	$40,000	$39,200
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	15,000	14,813
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	25,000	27,809
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	12,000	13,438
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	10,000	11,542
		280,728
Oil Companies-Integrated — 0.0%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	9,000	10,330
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	60,000	60,110
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	5,000	5,500
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	10,350
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	5,200
International Paper Co. Senior Notes 9.38% due 05/15/19	50,000	62,505
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	155,000	169,802
		247,857
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	80,000	88,635
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	6,000	5,880
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	15,000	15,675
Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	9,975

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	$10,000	$9,719
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	10,000	10,204
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	24,000	24,293
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	10,000	10,262
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	250,000	274,281
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	8,000	8,312
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,549
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	10,000	10,600
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	214,000	210,686
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	12,000	11,752
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	11,000	12,952
Williams Partners LP Senior Notes 3.80% due 02/15/15*	85,000	84,848
Williams Partners LP Senior Notes 7.50% due 06/15/11	26,000	27,540
		726,973
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	5,000	5,138
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	5,000	5,225
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	115,000	124,412

Security Description	Principal Amount(20)	Value (Note 2)
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(1)(8) (10)(14)	$15,000	$50
Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	10,000	9,491
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	59,583
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	107,607
Duke Realty LP Senior Notes 6.75% due 03/15/20	35,000	35,623
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	5,000	5,150
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	5,000	5,010
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	12,000	12,037
Kimco Realty Corp. Notes 5.58% due 11/23/15	170,000	174,399
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	35,000	35,102
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	187,931
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	198,276
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	132,265
Simon Property Group LP Senior Notes 6.75% due 05/15/14	25,000	27,352
Simon Property Group LP Senior Notes 10.35% due 04/01/19	90,000	113,163
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	282,296
		1,385,285
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	10,000	10,178
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	5,000	5,600
		15,778

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.2%
ERP Operating LP Notes 5.75% due 06/15/17	$150,000	$155,035
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	109,585
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	75,000	75,000
		339,620
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(11)(14)	10,000	88
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	180,000	185,570
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	10,000	9,900
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	10,000	9,600
		205,070
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	105,000	117,392
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	133,730	141,798
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	7,983	8,877
		268,067
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,150
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	7,000	6,519
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,725
		11,244
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	9,000	9,338
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	15,000	15,487

Security Description	Principal Amount(20)	Value (Note 2)
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	$4,000	$4,190
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	9,764
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	10,000	9,375
Special Purpose Entities — 0.3%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	80,000	94,775
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	20,000	21,796
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	4,100
Farmers Exchange Capital Notes 7.05% due 07/15/28*	270,000	248,648
Goldman Sachs Capital III Company Guar. Notes 1.02% due 09/01/12(3)(12)	8,000	5,560
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	2,000	2,035
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	2,000	2,015
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	185,000	182,688
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	8,793
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	5,000	5,390
		575,800
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	5,000	5,037
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	15,000	15,450
		20,487
Telecom Services — 0.2%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	10,000	10,200

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Qwest Corp. Senior Notes 7.50% due 10/01/14	$20,000	$21,850
Qwest Corp. Senior Notes 8.88% due 03/15/12	32,000	35,040
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	202,287
		269,377
Telephone-Integrated — 0.1%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	140,653
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	33,000	31,810
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	10,000	9,750
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	10,000	10,650
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	8,000	6,440
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	12,000	11,130
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,489
		220,922
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	2,005
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	10,000	10,043
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	11,000	12,122
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	175,000	204,313
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	120,000	144,961
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(1)(3)(8) (10)(11)(14)	11,593	0
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(14)	5,000	35
		373,479

Security Description	Principal Amount(20)	Value (Note 2)
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	$60,000	$72,908
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	166,000
		238,908
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	60,434	51,671
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	19,838	19,243
		70,914
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	17,000	17,745
GATX Corp. Senior Notes 4.75% due 05/15/15	10,000	9,925
		27,670
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	10,000	10,718
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	10,000	10,100
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	10,000	9,712
		19,812
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	4,000	4,140
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	21,000	22,013
Motorola, Inc. Senior Notes 6.00% due 11/15/17	10,000	10,349
Motorola, Inc. Debentures 6.50% due 09/01/25	12,000	11,653
		44,015
Total U.S. Corporate Bonds & Notes (cost $22,518,639)		23,896,875

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 3.1%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	$5,000	$5,010
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	10,000	11,020
Barclays Bank PLC Senior Notes 5.13% due 01/08/20	130,000	128,189
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	30,000	26,400
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	115,000	118,596
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	9,000	7,920
BNP Paribas Sub. Notes 4.80% due 06/24/15*	10,000	10,231
Credit Suisse/New York Senior Notes 3.50% due 03/23/15	10,000	9,961
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	310,000	328,222
Groupe BPCE Notes 4.16% due 06/30/10(3)(12)	23,000	15,457
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(3)(12)	8,000	8,615
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	183,273
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15	10,000	9,998
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(3)(12)	40,000	25,200
		888,092
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 0.57% due 05/28/10(3)(12)(23)	40,000	19,200
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	200,000	195,137
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	213,771
		428,108
Brewery — 0.2%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	220,000	259,875

Security Description	Principal Amount(20)	Value (Note 2)
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	$125,000	$124,822
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	144,000	141,965
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	20,000	19,544
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	215,000	244,573
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	10,000	10,384
		416,466
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(10)	25,000	0
Diversified Banking Institutions — 0.3%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(12)	5,000	4,363
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	330,000	353,868
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	165,000	164,959
		523,190
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	20,000	21,899
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	14,000	15,388
Rio Tinto Finance USA, Ltd. Company Guar. Notes 7.13% due 07/15/28	15,000	17,170
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	15,000	17,850
		72,307
Electric-Integrated — 0.3%
EDF SA Notes 5.50% due 01/26/14*	9,000	9,881
EDF SA Senior Notes 5.60% due 01/27/40*	22,000	20,736
EDF SA Notes 6.50% due 01/26/19*	130,000	145,876
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	20,000	20,260

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	$230,000	$242,211
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	11,000	10,811
		449,775
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 6.70% due 03/04/20	170,000	176,428
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.92% due 07/15/14(3)(12)	18,000	11,860
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	21,709
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	13,329
		46,898
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	20,000	18,944
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	14,000	15,398
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	99,773
Inco, Ltd. Senior Notes 7.75% due 05/15/12	10,000	10,954
		126,125
Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 5.85% due 04/15/40	10,000	9,728
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,459
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	15,000	14,025
		24,484
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	110,000	113,890
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/40	10,000	9,803

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	$30,000	$34,839
		158,532
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	182,762
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(2)	27,000	27,945
Special Purpose Entity — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	207,388
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	115,000	120,717
ArcelorMittal Senior Notes 7.00% due 10/15/39	45,000	46,214
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	10,000	10,100
		177,031
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	9,000	9,469
Telephone-Integrated — 0.6%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	185,039
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	100,000	128,071
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	170,000	172,514
France Telecom SA Bonds 7.75% due 03/01/11	100,000	106,168
France Telecom SA Notes 8.50% due 03/01/31	145,000	192,334
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	31,000	31,741
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	200,000	209,998
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	10,000	10,512

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		$10,000	$10,690
			1,047,067
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		95,000	123,028
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28		10,000	11,453
Total Foreign Corporate Bonds & Notes (cost $5,192,197)			5,509,917
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18		133,333	155,400
Republic of Argentina Bonds 8.28% due 12/31/33(22)		25,378	19,033
Republic of Indonesia Bonds 6.63% due 02/17/37		100,000	102,040
Republic of Lithuania Bonds 7.38% due 02/11/20*		160,000	175,128
Republic of Turkey Senior Bonds 11.88% due 01/15/30		42,000	66,940
Republic of Venezuela Bonds 9.25% due 09/15/27		95,000	74,337
Russian Federation Senior Bonds 7.50% due 03/31/30(21)		46,000	53,020
United Mexican States Notes 5.95% due 03/19/19		60,000	64,800
Total Foreign Government Agencies (cost $682,807)			710,698
FOREIGN GOVERNMENT TREASURY — 0.4%
Sovereign — 0.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $558,543)	BRL	1,450,000	752,656
LOANS(15)(16) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.24% due 12/16/13(3)		10,433	10,102
Ford Motor Co. BTL-B 3.26% due 12/16/13(3)		182,094	176,318
Total Loans (cost $192,527)			186,420

Security Description	Principal Amount(20)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
California State General Obligation Bonds 6.20% due 10/01/19	$75,000	$76,705
California State Build America General Obligation Bonds 7.55% due 04/01/39	325,000	336,008
Chicago Transit Authority Build America Revenue Bonds Series B 6.20% due 12/01/40	16,000	15,842
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57	20,000	19,884
New Jersey State Turnpike Authority Build America Revenue Bonds Series F 7.41% due 01/01/40	220,000	256,174
Total Municipal Bonds & Notes (cost $690,040)		704,613
U.S. GOVERNMENT AGENCIES — 14.1%
Federal Home Loan Mtg. Corp. — 3.5%
4.50% due 01/01/39	42,072	42,220
5.00% due 05/01/20	747,530	796,099
5.00% due 05/01/34	155,188	161,165
5.00% due 07/01/35	191,489	198,267
5.00% due 08/01/35	147,813	153,044
5.00% due 12/01/35	225,374	233,351
5.00% due 01/01/36	273,188	282,857
5.00% due 04/01/36	2,446,261	2,532,842
5.00% due 07/01/36	106,172	109,781
5.00% due 03/01/38	57,895	59,859
5.50% due 07/01/34	50,658	53,690
5.50% due 05/01/37	47,572	50,290
5.50% due 09/01/37	76,594	80,971
5.50% due 07/01/38	37,622	39,771
5.94% due 10/01/36(3)	127,763	135,247
6.00% due 08/01/26	200,212	215,146
6.00% due 12/01/33	62,610	68,070
6.00% due 12/01/36	40,037	43,065
6.00% due April TBA	500,000	536,484
6.50% due 05/01/16	3,033	3,276
6.50% due 05/01/29	7,195	7,941
6.50% due 03/01/36	32,003	34,884
6.50% due 05/01/36	5,343	5,824
7.00% due 04/01/32	12,913	14,469
7.50% due 08/01/23	616	699
7.50% due 08/01/25	2,042	2,317
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	62,222	63,611
Series 2586, Class NK 3.50% due 08/15/16(6)	22,009	22,471
Series 3102, Class PG 5.00% due 11/15/28(6)	78,000	82,352
Series 3317, Class PD 5.00% due 09/15/31(6)	100,000	106,301

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 3349, Class HB 5.50% due 06/15/31(6)	$87,000	$92,609
Series 1577, Class PK 6.50% due 09/15/23(6)	40,000	43,129
Series 1226, Class Z 7.75% due 03/15/22(6)	1,821	1,973
		6,274,075
Federal National Mtg. Assoc. — 8.8%
2.13% due 01/25/13	18,000	18,154
4.50% due 01/01/39	45,806	45,967
4.50% due 06/01/39	636,061	638,229
4.57% due 01/01/15	586,731	621,615
4.85% due 11/01/15	608,793	651,455
5.00% due 03/15/16	18,000	19,730
5.00% due 03/01/18	20,748	22,141
5.00% due 06/01/19	9,267	9,872
5.00% due 03/01/20	41,475	44,182
5.00% due 05/01/35	20,475	21,180
5.00% due 10/01/35	2,014,557	2,083,970
5.00% due April TBA	300,000	309,469
5.50% due 03/01/18	37,829	40,860
5.50% due 05/01/20	193,653	208,807
5.50% due 06/01/20	144,367	155,664
5.50% due 11/01/22	38,326	41,044
5.50% due 06/01/34	38,476	40,750
5.50% due 06/01/35	1,098,376	1,161,206
5.50% due 12/01/35	96,681	102,211
5.50% due 06/01/36	616,900	654,887
5.50% due 11/01/36	32,797	34,622
5.50% due 12/01/36	41,022	43,304
5.50% due 05/01/37	59,002	62,254
5.50% due 07/01/38	157,058	165,714
5.50% due May TBA	400,000	420,062
5.92% due 10/01/11	422,392	442,221
6.00% due 06/01/17	18,675	20,242
6.00% due 06/01/21	583,606	631,008
6.00% due 12/01/33	63,661	69,083
6.00% due 05/01/34	48,315	52,128
6.00% due 08/01/34	13,712	14,781
6.06% due 09/01/11	203,768	216,068
6.00% due April TBA	3,900,000	4,142,533
6.38% due 08/01/11	269,269	278,890
6.50% due 09/01/32	59,892	66,172
6.50% due 07/01/36	31,537	34,272
6.50% due April TBA	1,700,000	1,842,375
7.00% due 06/01/37	348,897	387,304
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	95,000	101,285
		15,915,711
Government National Mtg. Assoc. — 1.8%
4.50% due April TBA	3,000,000	3,035,157
6.00% due 11/15/28	104,700	113,538
7.00% due 07/15/33	34,269	38,317
7.50% due 01/15/32	10,369	11,735
8.50% due 11/15/17	1,894	2,078
9.00% due 11/15/21	626	717

Security Description	Principal Amount(20)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/35(6)	$2,850	$3,197
Series 2005-74, Class HC 7.50% due 09/16/35(6)	17,544	19,629
		3,224,368
Total U.S. Government Agencies (cost $24,577,999)		25,414,154
U.S. GOVERNMENT TREASURIES — 2.9%
United States Treasury Bonds — 1.6%
3.50% due 02/15/39	23,000	18,612
4.25% due 05/15/39	166,000	153,809
4.38% due 02/15/38	597,000	567,710
4.38% due 11/15/39	73,000	69,031
4.50% due 05/15/38	13,000	12,612
4.50% due 08/15/39	77,000	74,353
4.63% due 02/15/40	1,990,000	1,961,394
5.25% due 11/15/28	31,000	33,751
8.13% due 08/15/19	8,000	10,758
		2,902,030
United States Treasury Notes — 1.3%
1.50% due 10/31/10	350,000	352,434
1.88% due 06/15/12	265,000	269,327
2.38% due 09/30/14	37,000	37,011
2.38% due 02/28/15	8,000	7,945
2.63% due 05/31/10(17)	850,000	853,420
3.25% due 06/30/16	260,000	262,925
3.38% due 11/15/19	46,000	44,386
3.63% due 02/15/20	6,000	5,898
4.50% due 03/31/12(17)	500,000	534,570
		2,367,916
Total U.S. Government Treasuries (cost $5,382,831)		5,269,946
Total Long-Term Investment Securities (cost $160,592,641)		182,698,432
REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $402,000 and collateralized by $405,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $413,303	402,000	402,000
Bank of America Joint Repurchase Agreement(18)	5,015,000	5,015,000
State Street Bank & Trust Co. Joint Repurchase Agreement(18)	1,144,000	1,144,000
UBS Securities LLC Joint Repurchase Agreement(18)	885,000	885,000
Total Repurchase Agreements (cost $7,446,000)		7,446,000
TOTAL INVESTMENTS (cost $168,038,641)(19)	105.6%	190,144,432
Liabilities in excess of other assets	(5.6)	(10,083,614)
NET ASSETS	100.0%	$180,060,818

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $7,192,384 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security - the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2010, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:
Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	8/11/2005	$5,000	$5,000	$3,500	$70.00	0.00%

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Security in default of interest and principal at maturity.

(10)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $3,550 representing 0.0% of net assets.

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Bond in default

(15)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  See Note 3 for cost of investments on a tax basis.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2010.

(22)  A portion of the interest was paid in additional bonds.

(23)  Subsequent to March 31, 2010, interest payments have been suspended for twenty-four months according to the agreement with the European Commission.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
17	Long	Australian 10 YR Bonds	June 2010	$11,128,221	$11,133,011	$4,790
9	Short	Long Gilt Futures	June 2010	1,559,879	1,566,578	(6,699)
16	Long	U.S. Treasury 2 YR Notes	June 2010	3,469,875	3,471,250	1,375
2	Short	U.S. Treasury 5 YR Notes	June 2010	230,069	229,688	381
23	Short	U.S. Treasury 10 YR Notes	June 2010	2,691,710	2,673,750	17,960
7	Long	U.S. Treasury Long Bonds	June 2010	812,920	812,875	(45)
						$17,762

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	1,268,000	USD	704,210	06/16/2010	$1,899
	CAD	332,000	USD	328,708	06/16/2010	1,849
	EUR	295,000	USD	405,967	06/16/2010	7,508
*	JPY	72,500,000	USD	801,335	06/16/2010	25,550
*	USD	383,976	INR	17,517,000	04/30/2010	5,394
*	USD	552,278	KRW	627,388,000	06/16/2010	719
*	USD	236,728	MXN	3,015,000	06/16/2010	5,320
	USD	646,961	TWD	20,541,000	04/30/2010	1,634
						49,873
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	CAD	331,000	USD	322,089	06/16/2010	$(3,786)
*	INR	17,517,000	USD	383,304	04/30/2010	(6,066)
*	KRW	471,720,000	USD	412,440	06/16/2010	(3,347)
*	MXN	3,015,000	USD	238,453	06/16/2010	(3,595)
*	USD	633,122	BRL	1,140,000	06/16/2010	(1,707)
	USD	411,068	GBP	268,000	06/16/2010	(4,551)
*	USD	393,801	JPY	36,250,000	06/16/2010	(5,909)
*	USD	278,681	KRW	316,052,000	06/16/2010	(104)
						(29,065)
Net Unrealized Appreciation (Depreciation)						$20,808

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

TWD — New Taiwan Dollar

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$10,348,249	$—	$—	$10,348,249
Other Industries*	93,416,011	—	—	93,416,011
Preferred Stock	706,792	—	—	706,792
Asset Backed Securities	—	15,318,617	459,984	15,778,601
Convertible Bonds & Notes	—	—	3,500	3,500
U.S. Corporate Bonds & Notes	—	23,788,698	108,177	23,896,875
Foreign Corporate Bonds & Notes	—	5,509,917	0	5,509,917
Foreign Government Agencies	—	710,698	—	710,698
Foreign Government Treasury	—	752,656	—	752,656
Loans	—	186,420	—	186,420
Municipal Bonds & Notes	—	704,613	—	704,613
U.S. Government Agencies	—	25,414,154	—	25,414,154
U.S. Government Treasuries	—	5,269,946	—	5,269,946
Repurchase Agreements	—	7,446,000	—	7,446,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	24,506	—	—	24,506
Open Futures Contracts - Depreciation	(6,744)	—	—	(6,744)
Open Forward Foreign Currency Contracts - Appreciation	—	49,873	—	49,873
Open Forward Foreign Currency Contracts - Depreciation	—	(29,065)	—	(29,065)
Total	$104,488,814	$85,122,527	$571,661	$190,183,002

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$133,250	$1,000	$100,866	$0
Accrued discounts/premiums	—	—	265	—
Realized gain(loss)	2	—	(12,556)	—
Change in unrealized appreciation(depreciation)	70,043	2,500	40,277	—
Net purchases(sales)	379,944	—	(17,156)	—
Transfers in and/or out of Level 3	(123,255)	—	(3,519)	—
Balance as of 3/31/2010	$459,984	$3,500	$108,177	$0

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Diversified Financial Services	14.9%
Federal National Mtg. Assoc.	13.1
Diversified Banking Institutions	5.7
Federal Home Loan Mtg. Corp.	5.5
Government National Mtg. Assoc.	4.5
Computers	4.2
Repurchase Agreements	2.8
United States Treasury Bonds	2.8
Medical-Biomedical/Gene	2.6
Banks-Super Regional	2.2
Banks-Commercial	1.9
Oil Companies-Integrated	1.7
Multimedia	1.6
Finance-Investment Banker/Broker	1.6
Cable/Satellite TV	1.5
Electric-Integrated	1.4
Sovereign	1.4
Telephone-Integrated	1.3
Real Estate Investment Trusts	1.3
Insurance-Multi-line	1.3
Brewery	1.3
Web Portals/ISP	1.2
Enterprise Software/Service	1.2
Cellular Telecom	0.9
Oil Companies-Exploration & Production	0.9
Special Purpose Entities	0.9
Insurance-Life/Health	0.8
Metal Processors & Fabrication	0.8
Wireless Equipment	0.7
Pipelines	0.7
Insurance-Property/Casualty	0.7
Agricultural Chemicals	0.6
United States Treasury Notes	0.6
Optical Supplies	0.6
Municipal Bonds	0.6
Medical-Drugs	0.5
Retail-Drug Store	0.5
Diversified Minerals	0.5
Diversified Manufacturing Operations	0.5
Chemicals-Diversified	0.5
Oil-Field Services	0.5
Electronic Components-Semiconductors	0.5
Cosmetics & Toiletries	0.5
Banks-Fiduciary	0.4
Finance-Other Services	0.4
Banks-Money Center	0.4
Insurance-Mutual	0.4
Investment Management/Advisor Services	0.4
Hotels/Motels	0.4
Airlines	0.4
Auto-Cars/Light Trucks	0.4
Pharmacy Services	0.4
Tobacco	0.4
Retail-Regional Department Stores	0.3
Applications Software	0.3
Television	0.3
Retail-Apparel/Shoe	0.3
Telecom Equipment-Fiber Optics	0.3
Vitamins & Nutrition Products	0.3

Steel-Producers	0.3%
Food-Misc.	0.3
Transport-Services	0.3
Networking Products	0.3
Broadcast Services/Program	0.3
Medical Products	0.3
Casino Hotels	0.3
Telecom Services	0.3
Retail-Discount	0.3
Real Estate Operations & Development	0.2
Soap & Cleaning Preparation	0.2
Office Automation & Equipment	0.2
Transport-Rail	0.2
Agricultural Operations	0.2
Beverages-Non-alcoholic	0.2
Electric-Transmission	0.2
Gas-Distribution	0.2
Medical-Wholesale Drug Distribution	0.2
Paper & Related Products	0.2
Cruise Lines	0.2
Rental Auto/Equipment	0.2
Electronic Forms	0.2
Medical Labs & Testing Services	0.2
Electronic Connectors	0.2
Finance-Credit Card	0.2
Retail-Sporting Goods	0.2
Entertainment Software	0.2
U.S. Government Agencies	0.2
Metal-Copper	0.1
Metal-Diversified	0.1
Electric-Generation	0.1
Aerospace/Defense-Equipment	0.1
Advertising Agencies	0.1
Transport-Air Freight	0.1
Computers-Memory Devices	0.1
Software Tools	0.1
Property Trust	0.1
Non-Hazardous Waste Disposal	0.1
Chemicals-Specialty	0.1
Aerospace/Defense	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Human Resources	0.1
Casino Services	0.1
Apparel Manufacturers	0.1
Medical Instruments	0.1
Electric Products-Misc.	0.1
Medical-Hospitals	0.1
Retail-Building Products	0.1
Retail-Restaurants	0.1
Commercial Services-Finance	0.1
Satellite Telecom	0.1
Insurance-Reinsurance	0.1
Oil Refining & Marketing	0.1
Computer Services	0.1
104.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Credit Quality†#
Government — Agency	32.4%
Government — Treasury	4.8
AAA	10.9
AA	4.8
A	15.0
BBB	20.7
BB	2.5
B	1.9
CCC	1.3
C	0.0
D	0.0
Not Rated@	5.7
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 31.5%
Aerospace/Defense — 0.0%
The Boeing Co.	197	$14,304
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,071	152,446
Agricultural Chemicals — 0.6%
Monsanto Co.	8,219	587,001
Potash Corp. of Saskatchewan, Inc.	2,071	247,174
		834,175
Apparel Manufacturers — 0.1%
Coach, Inc.	2,663	105,242
Applications Software — 0.3%
Microsoft Corp.	12,132	355,103
Salesforce.com, Inc.†	1,046	77,875
		432,978
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	21,410	269,124
Banks-Commercial — 0.4%
Regions Financial Corp.	14,303	112,279
Standard Chartered PLC	15,933	434,605
		546,884
Banks-Fiduciary — 0.2%
State Street Corp.	5,228	235,992
The Bank of New York Mellon Corp.	2,086	64,416
		300,408
Banks-Super Regional — 0.8%
Capital One Financial Corp.	4,537	187,877
Fifth Third Bancorp	12,132	164,874
PNC Financial Services Group, Inc.	3,255	194,324
SunTrust Banks, Inc.	3,255	87,201
US Bancorp	5,721	148,059
Wells Fargo & Co.	8,483	263,991
		1,046,326
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,874	123,984
The Coca-Cola Co.	3,255	179,025
		303,009
Brewery — 0.9%
Anheuser-Busch InBev NV	22,940	1,155,545
Casino Hotels — 0.2%
Boyd Gaming Corp.†	3,157	31,191
Wynn Resorts, Ltd.	3,255	246,827
		278,018
Casino Services — 0.1%
International Game Technology	6,017	111,014
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	2,860	91,091
E.I. du Pont de Nemours & Co.	2,171	80,848
Israel Chemicals, Ltd.	19,170	259,352
The Dow Chemical Co.	7,102	210,006
		641,297
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	296	75,184

Security Description	Shares	Value (Note 2)
Computers — 4.2%
Apple, Inc.†	15,090	$3,545,094
Dell, Inc.†	12,331	185,088
Hewlett-Packard Co.	5,228	277,868
Research In Motion, Ltd.†	21,961	1,624,016
		5,632,066
Computers-Memory Devices — 0.1%
EMC Corp.†	7,990	144,140
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	4,129	352,039
The Procter & Gamble Co.	4,242	268,391
		620,430
Cruise Lines — 0.2%
Carnival Corp.	5,129	199,416
Royal Caribbean Cruises, Ltd.†	1,578	52,058
		251,474
Diversified Banking Institutions — 2.9%
Bank of America Corp.	91,132	1,626,706
JP Morgan Chase & Co.	24,542	1,098,255
Morgan Stanley	7,694	225,357
The Goldman Sachs Group, Inc.	5,621	959,111
		3,909,429
Diversified Manufacturing Operations — 0.5%
Eaton Corp.	1,480	112,139
General Electric Co.	12,725	231,595
Honeywell International, Inc.	2,663	120,554
Parker Hannifin Corp.	2,466	159,649
		623,937
Diversified Minerals — 0.4%
Vale SA ADR	16,475	530,330
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,885	94,891
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,775	72,970
FPL Group, Inc.	1,183	57,175
Progress Energy, Inc.	1,283	50,499
		180,644
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A	2,071	68,716
Intel Corp.	11,245	250,314
Micron Technology, Inc.†	14,303	148,608
Texas Instruments, Inc.	2,960	72,431
		540,069
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,550	234,155
Electronic Forms — 0.2%
Adobe Systems, Inc.†	6,806	240,728
Enterprise Software/Service — 1.2%
Oracle Corp.	60,806	1,562,106
Entertainment Software — 0.1%
Activision Blizzard, Inc.	16,671	201,052
Finance-Investment Banker/Broker — 0.4%
The Charles Schwab Corp.	28,906	540,253

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Other Services — 0.4%
CME Group, Inc.	1,675	$529,484
Food-Misc. — 0.1%
Kellogg Co.	1,085	57,972
Kraft Foods, Inc., Class A	2,663	80,529
		138,501
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	888	34,597
Marriott International, Inc., Class A	8,984	283,176
Starwood Hotels & Resorts Worldwide, Inc.	3,649	170,189
		487,962
Human Resources — 0.1%
Monster Worldwide, Inc.†	6,708	111,420
Independent Power Producers — 0.0%
Mirant Corp.†	62	673
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	789	46,291
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	2,071	125,296
Insurance-Multi-line — 0.5%
ACE, Ltd.	9,795	512,278
MetLife, Inc.	3,946	171,020
		683,298
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	986	109,347
T. Rowe Price Group, Inc.	2,663	146,279
		255,626
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	1,381	56,690
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,283	74,786
Medical Products — 0.2%
Baxter International, Inc.	986	57,385
Johnson & Johnson	4,143	270,124
		327,509
Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	3,946	235,813
Celgene Corp.†	22,564	1,398,066
Genzyme Corp.†	1,480	76,708
Gilead Sciences, Inc.†	30,915	1,406,014
Human Genome Sciences, Inc.†	1,381	41,706
Myriad Genetics, Inc.†	1,381	33,213
Vertex Pharmaceuticals, Inc.†	1,085	44,344
		3,235,864
Medical-Drugs — 0.5%
Abbott Laboratories	3,354	176,688
Merck & Co., Inc.	6,214	232,093
Pfizer, Inc.	14,599	250,373
		659,154
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	8,443	1,069,813

Security Description	Shares	Value (Note 2)
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,944	$162,402
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	400	15,756
Multimedia — 0.7%
News Corp., Class A	51,055	735,702
The Walt Disney Co.	4,834	168,755
Time Warner, Inc.	3,485	108,976
		1,013,433
Networking Products — 0.3%
Cisco Systems, Inc.†	13,841	360,281
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,381	140,172
Continental Resources, Inc.†	1,578	67,144
Devon Energy Corp.	1,381	88,978
EOG Resources, Inc.	1,183	109,948
Occidental Petroleum Corp.	1,578	133,404
Petrohawk Energy Corp.†	1,480	30,014
Range Resources Corp.	789	36,980
Southwestern Energy Co.†	1,775	72,278
		678,918
Oil Companies-Integrated — 1.3%
BG Group PLC	12,983	224,698
BP PLC ADR	691	39,435
Chevron Corp.	2,269	172,058
Exxon Mobil Corp.	4,242	284,129
Hess Corp.	3,748	234,438
Marathon Oil Corp.	888	28,096
Petroleo Brasileiro SA ADR	13,510	601,060
Suncor Energy, Inc.	5,413	176,139
		1,760,053
Oil-Field Services — 0.3%
Schlumberger, Ltd.	4,340	275,416
Smith International, Inc.	2,663	114,030
Weatherford International, Ltd.†	4,340	68,832
		458,278
Optical Supplies — 0.5%
Alcon, Inc.	4,580	739,945
Pharmacy Services — 0.3%
Express Scripts, Inc.†	2,368	240,967
Medco Health Solutions, Inc.†	2,071	133,704
		374,671
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	9,403	137,754
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.	47,000	189,168

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Apparel/Shoe — 0.3%
Limited Brands, Inc.	17,255	$424,818
Retail-Building Products — 0.1%
Home Depot, Inc.	2,548	82,428
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,860	121,664
Retail-Discount — 0.2%
Target Corp.	4,834	254,268
Wal-Mart Stores, Inc.	1,381	76,784
		331,052
Retail-Drug Store — 0.3%
CVS Caremark Corp.	9,802	358,361
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,551	114,236
Retail-Regional Department Stores — 0.3%
Kohl's Corp.†	7,268	398,141
Macy's, Inc.	1,775	38,642
		436,783
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,775	79,059
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	7,990	208,619
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26	273
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	5,903	324,004
Software Tools — 0.1%
VMware, Inc. Class A†	2,663	141,938
Steel-Producers — 0.1%
United States Steel Corp.	2,368	150,415
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	20,663	417,599
Telephone-Integrated — 0.2%
AT&T, Inc.	6,162	159,226
Verizon Communications, Inc.	2,466	76,495
		235,721
Tobacco — 0.0%
Altria Group, Inc.	2,368	48,591
Transport-Rail — 0.2%
Union Pacific Corp.	3,649	267,472
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	5,625	362,306
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co., Class A	7,985	415,460
Web Portals/ISP — 1.2%
Google, Inc., Class A†	2,419	1,371,597
Yahoo!, Inc.†	12,415	205,220
		1,576,817

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
Wireless Equipment — 0.7%
Crown Castle International Corp.†	15,070	$576,126
Nokia Oyj ADR	4,143	64,382
QUALCOMM, Inc.	6,412	269,240
		909,748
Total Common Stock (cost $32,905,742)		42,272,048
PREFERRED STOCK — 0.4%
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	46,863
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(21)	2,682	67,184
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,800	44,334
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital V 7.00%	1,021	22,922
Federal Home Loan Mtg. Corp.†	900	1,143
		24,065
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	6,736	266,678
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	5,600	120,008
Total Preferred Stock (cost $588,678)		569,132
ASSET BACKED SECURITIES — 14.0%
Diversified Financial Services — 14.0%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$375,000	383,932
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17(1)	340,000	340,000
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	42,927	43,080
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	75,231
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	62,206	62,916
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*(1)	175,000	174,983

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	$305,000	$324,514
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)(5)	325,000	331,954
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	100,000	104,087
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	138,056
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)(5)	455,000	438,387
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(4)	650,000	549,831
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(3)	6,695	6,689
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(3)	203,968	202,795
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(3)	133,168	132,202
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(3)	51,400	51,126
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	13,389	13,482
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(6)	274,516	198,790
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	295,000	305,692
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	700,000	722,599
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	236,452	196,772
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	132,411	117,370
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	240,177

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	$575,000	$592,588
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	190,000	198,279
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.42% due 05/25/35(3)(6)	315,509	253,826
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)(5)	380,000	387,840
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(3)(4)	180,000	143,135
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)(5)	600,000	625,785
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)(5)	550,000	552,768
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.52% due 04/25/35(5)(6)	135,417	108,906
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.07% due 01/25/36(5)(6)	179,256	146,837
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.85% due 03/25/47(5)(6)	99,000	71,940
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.50% due 11/25/11*(3)	85,000	84,580
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	180,212
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(3)(6)	207,670	148,350
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	297,468	298,045
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	250,000	188,931
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	40,000	39,096
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	225,000	228,643
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.06% due 04/15/45(4)(5)	600,000	619,426

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	$550,000	$492,844
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	441,885	459,857
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	340,000	341,251
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(5)(6)	95,168	86,963
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.10% due 12/25/34(5)(6)	185,398	174,877
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)(5)	650,000	663,253
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.79% due 05/12/39(4)(5)	550,000	563,839
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	335,000	346,227
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(4)(5)	600,000	632,016
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	158,332	165,021
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	191,284	201,715
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	191,212	150,821
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B 6.00% due 08/12/45*(4)(5)	300,000	231,134
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(3)(6)	465,448	279,926
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	323,142	351,681
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.43% due 04/25/36(3)	184,642	127,543
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(5)	363,750	358,552
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.62% due 02/20/47(5)(6)	307,560	236,848
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	103,585	103,797

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.63% due 04/25/45(5)(6)	$281,823	$259,387
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	22,256	22,294
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	690,658
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)(5)	230,000	237,678
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)(5)	550,000	572,302
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(3)(6)	387,145	340,835
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(3)(6)	492,880	444,939
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.51% due 10/25/36(3)(6)	197,642	145,503
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.01% due 09/25/36(5)(6)	85,970	72,557
Total Asset Backed Securities (cost $18,671,469)		18,778,170
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(7)(8)(9)(10)(11) (cost $10,000)	10,000	7,000
U.S. CORPORATE BONDS & NOTES — 22.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	150,000	150,937
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	70,600
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	20,000	19,608
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	20,000	20,500
		110,708
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC
Company Guar. Notes 6.00% due 12/10/19*	8,000	8,085
Terra Capital, Inc. Company Guar. Notes 7.75% due 11/01/19	6,000	7,245
		15,330

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$285,000	$308,377
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	79,462	79,064
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 12/15/12	5,000	5,113
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,663	34,732
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	70,000	63,700
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	85,000	91,588
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	20,000	21,025
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	167,374	172,980
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	20,000	21,700
		489,902
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	20,000	20,400
Auto/Truck Parts & Equipment-Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	20,000	19,300
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	5,000	5,056
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	5,000	5,082
		29,438
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*	15,000	15,975

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Commercial — 0.6%
Branch Banking & Trust Co. Sub. Notes 0.55% due 05/23/17(3)	$21,000	$19,132
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,796	5,637
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	8,694	8,216
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	8,694	8,107
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	14,490	13,367
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	20,287	18,715
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	10,231
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	260,070
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	448,584
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	29,000	31,433
		823,492
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/01/67(3)	82,000	61,512
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	200,000	203,845
		265,357
Banks-Money Center — 0.0%
Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(3)	37,000	27,729
Banks-Super Regional — 1.4%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	250,000	228,379
BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(3)(12)	82,000	56,281
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(3)	20,000	13,542

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	$25,000	$25,937
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	320,454
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	20,000	21,323
National City Corp. Senior Notes 4.90% due 01/15/15	12,000	12,535
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	240,000	268,180
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	30,000	23,622
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	15,194
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	50,000	42,750
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	15,000	15,808
Wachovia Corp. Notes 5.75% due 02/01/18	445,000	473,067
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	305,000	323,564
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(12)	20,000	20,900
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	30,000	32,375
		1,893,911
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	125,000	126,164
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	208,142
		334,306
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	7,000	5,477
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(13)(21)	11,939	9,432

Security Description	Principal Amount(20)	Value (Note 2)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	$4,000	$3,240
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	160,000	183,133
		201,282
Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 6.50% due 12/01/16	21,000	22,213
Building Products-Cement — 0.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	30,000	31,050
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	30,000	28,942
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 6.25% due 06/15/15	15,000	14,400
Cable/Satellite TV — 1.5%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	3,666	4,408
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	29,000	29,725
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	52,000	53,430
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	400,000	463,658
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	12,000	12,724
Comcast Corp. Bonds 6.40% due 05/15/38	135,000	136,989
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	140,523
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	64,473
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	79,763
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,765

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
COX Communications, Inc. Bonds 8.38% due 03/01/39*	$110,000	$137,577
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	15,000	16,425
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20*	100,000	98,451
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	205,000	213,341
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	40,000	41,550
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	20,000	22,400
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	25,000	25,469
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	154,000	164,896
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	180,000	200,326
Time Warner Cos., Inc. Guar. Debentures 6.95% due 01/15/28	41,000	44,571
		1,967,464
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	20,000	21,550
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	30,000	33,675
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	15,000	15,000
		70,225
Cellular Telecom — 0.6%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	319,266
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	131,141
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	210,000	262,008

Security Description	Principal Amount(20)	Value (Note 2)
Cellular Telecom (continued)
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	$12,000	$12,480
		724,895
Chemicals-Diversified — 0.0%
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	27,000	23,110
Chemicals-Plastics — 0.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	30,000	29,550
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	94,000	98,036
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	28,000	28,000
		126,036
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	20,000	21,150
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	20,000	20,600
		41,750
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	15,000	14,363
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	17,510
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,900
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	30,000	30,750
		64,160
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	15,000	15,300
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	20,000	19,800

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	$21,000	$21,210
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	10,000	10,538
		31,748
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	15,000	15,488
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	15,000	12,788
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	23,250
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	25,000	17,500
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	25,000	25,531
Diversified Banking Institutions — 2.3%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	81,211
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	201,000	198,638
Bank of America Corp. Senior Notes 5.65% due 05/01/18	240,000	242,801
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,288
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	45,000	45,915
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	15,000	14,979
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	190,000	200,284
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	21,000	22,066
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	20,000	19,761
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	28,000	29,425

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	$70,000	$61,813
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	87,264
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	40,000	42,732
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	107,801
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	195,000	227,601
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	90,000	88,650
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	45,000	42,975
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	42,000	42,264
JP Morgan Chase & Co. Notes 4.95% due 03/25/20	30,000	29,744
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	210,000	221,844
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	60,000	66,213
Morgan Stanley Sub. Notes 4.75% due 04/01/14	195,000	199,110
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	99,647
Morgan Stanley Senior Notes 6.00% due 04/28/15	144,000	154,255
Morgan Stanley Senior Notes 7.30% due 05/13/19	38,000	41,983
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20	20,000	19,815
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	220,000	237,820
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	20,000	20,494
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	119,995
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,425

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	$110,000	$118,295
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	70,000	67,685
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	145,000	144,818
		3,123,611
Diversified Financial Services — 0.8%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(8)(14)	95,000	29,418
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	1,703	1,771
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	2,554	2,650
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	2,554	2,643
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	4,259	4,408
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	38,962	40,326
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	25,000	25,312
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	40,000	40,483
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	146,897
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	55,000	56,115
General Electric Capital Corp. Notes 5.63% due 05/01/18	145,000	151,527
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	40,882
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	238,439
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	66,498
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	150,000	161,791
		1,009,160

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	$17,000	$17,830
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	24,000	22,500
SPX Corp. Senior Notes 7.63% due 12/15/14	10,000	10,463
		50,793
Electric-Distribution — 0.0%
The Narragansett Electric Co. Senior Notes 5.64% due 03/15/40*	20,000	19,384
Electric-Generation — 0.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	52,000	51,040
Edison Mission Energy Senior Notes 7.20% due 05/15/19	30,000	20,700
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	40,600
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	51,937
		164,277
Electric-Integrated — 0.9%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	28,000	28,138
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	102,238
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	90,004
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	185,000	200,097
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	50,752
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	17,000	19,380
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	12,000	13,457
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/19	70,000	70,715
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	17,000	17,190
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	30,000	28,200

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	$22,363	$23,761
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	32,144
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(10)	50,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	20,000	13,900
Trans-Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	21,000	21,025
Union Electric Co. Sec. Notes 6.40% due 06/15/17	220,000	241,414
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	165,000	229,270
		1,181,685
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	285,000	298,825
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	15,000	15,788
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	15,000	15,825
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	6,000	6,420
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	26,000	25,753
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	16,000	17,302
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	32,572
		97,872
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	20,000	21,439
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	25,000	25,887

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	$50,000	$51,374
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	20,000	19,873
SLM Corp. Senior Notes 8.00% due 03/25/20	20,000	19,475
		39,348
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 8.13% due 05/20/19	190,000	230,128
Finance-Investment Banker/Broker — 1.0%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	200,000	185,682
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(3)	10,000	7,505
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	259,490
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(8)(12)(14)	16,000	40
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(14)	19,000	4,417
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(14)	21,000	52
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(14)	26,000	65
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	30,000	30,590
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	137,010
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	268,221
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	60,000	60,541
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	95,000	101,541
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	225,000	249,264
		1,304,418

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	$35,000	$35,934
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	15,000	15,863
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	218,875
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	51,000	52,850
		271,725
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	40,000	43,559
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	24,063
Service Corp. International Senior Notes 8.00% due 11/15/21	25,000	25,312
		49,375
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	15,000	13,650
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	269,330
Sempra Energy Senior Notes 6.50% due 06/01/16	25,000	27,930
		297,260
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	65,000	57,362
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	10,000	10,150
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	15,000	15,825
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	30,000	30,075

Security Description	Principal Amount(20)	Value (Note 2)
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(10)	$100,000	$0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	29,775
		29,775
Insurance-Life/Health — 0.7%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	21,489
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	120,000	125,126
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	26,000	23,660
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	29,341
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	160,000	198,261
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	165,000	198,141
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	24,000	22,937
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	75,000	75,091
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	235,000	269,495
		963,541
Insurance-Multi-line — 0.8%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	18,000	17,477
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	20,000	21,825
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	107,076
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	20,000	19,813
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	80,059
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 03/30/20	45,000	44,321
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	70,000	71,684

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 6.75% due 06/01/16	$15,000	$16,810
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	40,000	40,510
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	205,000	233,584
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	69,494
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	267,408
		990,061
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	20,000	20,934
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	25,000	21,768
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	58,000	51,330
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	340,000	291,757
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	110,000	140,122
		525,911
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	210,000	244,964
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	260,000	223,600
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,571
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	267,164
		878,299
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	28,000	27,630
Investment Management/Advisor Services — 0.2%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	250,000	269,230

Security Description	Principal Amount(20)	Value (Note 2)
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	$20,000	$18,894
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	21,000	21,347
		40,241
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	161,878
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	20,000	20,860
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.75% due 03/15/40	28,000	27,722
Amgen, Inc. Senior Notes 5.85% due 06/01/17	30,000	33,270
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	40,000	40,221
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	130,000	133,103
		234,316
Medical-Drugs — 0.0%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	5,000	5,400
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	25,000	26,125
		31,525
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	22,000	23,125
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	31,050
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	19,625
HCA, Inc. Senior Notes 8.50% due 04/15/19*	40,000	43,025
		93,700
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	15,000	14,288

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	$270,000	$295,019
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	24,000	21,260
Alcoa, Inc. Senior Notes 5.95% due 02/01/37	27,000	22,138
		43,398
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	16,000	17,800
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	50,000	57,106
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	295,000	335,256
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	155,000	189,168
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	32,000	38,541
Time Warner, Inc. Bonds 6.63% due 05/15/29	260,000	274,139
Viacom, Inc. Senior Notes 6.13% due 10/05/17	200,000	216,221
		1,110,431
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	63,000	68,434
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	20,000	19,849
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	21,000	23,268
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	20,000	20,600
		132,151
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	217,444
Xerox Corp. Senior Notes 5.63% due 12/15/19	25,000	25,697

Security Description	Principal Amount(20)	Value (Note 2)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 8.25% due 05/15/14	$60,000	$69,668
		312,809
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	185,000	182,024
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	40,000	44,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	80,000	78,400
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	29,625
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	51,000	56,730
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	24,000	26,877
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	23,083
		440,739
Oil Companies-Integrated — 0.0%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	20,000	22,956
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	65,000	65,119
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	15,000	16,500
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	20,700
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	5,200
International Paper Co. Senior Notes 9.38% due 05/15/19	55,000	68,755
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	170,000	186,235
		280,890
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	90,000	99,714

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	$12,000	$11,760
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	30,000	31,350
Pipelines — 0.8%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	15,000	14,962
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	24,297
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	25,000	25,510
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	46,000	46,562
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	25,000	25,656
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	290,000	318,166
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	13,000	13,506
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	40,000	43,098
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	20,000	21,200
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	253,000	249,082
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	23,000	22,526
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	30,000	35,323
Williams Partners LP Senior Notes 3.80% due 02/15/15*	100,000	99,821
Williams Partners LP Senior Notes 7.50% due 06/15/11	52,000	55,079
		994,788

Security Description	Principal Amount(20)	Value (Note 2)
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	$10,000	$10,275
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	15,000	15,675
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	130,000	140,639
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(1)(8) (10)(14)	25,000	83
Real Estate Investment Trusts — 1.2%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	21,000	19,931
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,047
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	107,607
Duke Realty LP Senior Notes 6.75% due 03/15/20	40,000	40,712
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	15,000	15,450
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	10,000	10,021
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	24,000	24,075
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	184,658
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	40,000	40,116
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	243,803
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	234,800
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	153,427
Simon Property Group LP Senior Notes 6.75% due 05/15/14	20,000	21,881
Simon Property Group LP Senior Notes 10.35% due 04/01/19	110,000	138,310

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	$330,000	$345,029
		1,656,867
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	20,000	20,356
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	10,000	11,200
		31,556
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	139,471
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(11)(14)	25,000	219
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	210,000	216,498
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	15,000	14,850
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	20,000	19,200
		250,548
Retail-Drug Store — 0.3%
CVS Caremark Corp. Notes 6.60% due 03/15/19	125,000	139,752
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	157,611	167,119
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	15,967	17,755
		324,626
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	15,000	15,450
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	13,000	12,106
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,725
		16,831

Security Description	Principal Amount(20)	Value (Note 2)
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	$17,000	$17,638
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	25,000	25,813
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	10,000	10,475
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	15,000	14,646
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	15,000	14,063
Special Purpose Entities — 0.6%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	95,000	112,545
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	40,000	43,591
Farmers Exchange Capital Notes 7.05% due 07/15/28*	380,000	349,950
Goldman Sachs Capital III Company Guar. Notes 1.02% due 09/01/12(3)(12)	16,000	11,120
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	4,000	4,070
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	4,000	4,030
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	205,000	202,438
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	13,190
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	10,000	10,780
		751,714
Steel-Producers — 0.1%
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	10,000	10,075
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	35,000	36,050
		46,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.3%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	$25,000	$25,500
Qwest Corp. Senior Notes 8.88% due 03/15/12	63,000	68,985
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	237,984
		332,469
Telephone-Integrated — 0.3%
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	140,653
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	67,000	64,585
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,615
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	24,375
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	20,000	21,300
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	39,000	31,395
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	21,000	19,477
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	15,733
		331,133
Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	2,005
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	20,000	20,086
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	22,000	24,245
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	210,000	245,176
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	115,000	138,920
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(1)(3)(8) (10)(11)(14)	28,720	0

Security Description	Principal Amount(20)	Value (Note 2)
Television (continued)
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(14)	$15,000	$105
		430,537
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	85,059
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	196,741
		281,800
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	143,531	122,719
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	24,798	24,053
		146,772
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	25,000	26,095
GATX Corp. Senior Notes 4.75% due 05/15/15	20,000	19,851
		45,946
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	20,000	21,437
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	20,000	20,200
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	19,425
		39,625
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	8,000	8,280
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	42,000	44,026
Motorola, Inc. Senior Notes 6.00% due 11/15/17	20,000	20,698
Motorola, Inc. Debentures 6.50% due 09/01/25	24,000	23,306
		88,030
Total U.S. Corporate Bonds & Notes (cost $28,236,107)		29,870,021

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Banks-Commercial — 0.9%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	$15,000	$15,030
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	20,000	22,041
Barclays Bank PLC Senior Notes 5.13% due 01/08/20	150,000	147,910
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	50,000	44,000
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	135,000	139,221
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	17,000	14,960
BNP Paribas Sub. Notes 4.80% due 06/24/15*	20,000	20,461
Credit Suisse/New York Senior Notes 3.50% due 03/23/15	20,000	19,922
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	395,000	418,218
Groupe BPCE Notes 4.16% due 06/30/10(3)(12)	55,000	36,963
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(3)(12)	16,000	17,230
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	200,000	215,616
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15	20,000	19,995
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(3)(12)	80,000	50,400
		1,181,967
Banks-Money Center — 0.4%
Bank of Scotland PLC Senior Sub. Notes 0.57% due 05/28/10(3)(12)(23)	80,000	38,400
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	200,000	195,138
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	267,213
		500,751
Brewery — 0.2%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	225,000	265,781

Security Description	Principal Amount(20)	Value (Note 2)
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	$155,000	$154,779
Cellular Telecom — 0.4%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	198,000	195,201
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	40,000	39,088
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	235,000	267,324
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	20,000	20,769
		522,382
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(10)	20,000	0
Diversified Banking Institutions — 0.5%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(12)	11,000	9,597
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	405,000	434,293
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	180,000	179,955
		623,845
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Bonds 4.76% due 07/21/15*(3)	100,000	101,075
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	40,000	43,798
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	28,000	30,777
Rio Tinto Finance USA, Ltd. Company Guar. Notes 7.13% due 07/15/28	30,000	34,340
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	30,000	35,700
		144,615
Electric-Integrated — 0.4%
EDF SA Notes 5.50% due 01/26/14*	23,000	25,252
EDF SA Senior Notes 5.60% due 01/27/40*	42,000	39,587

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
EDF SA Notes 6.50% due 01/26/19*	$150,000	$168,319
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	40,000	40,520
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	125,000	123,539
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	142,167
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	22,000	21,622
		561,006
Finance-Investment Banker/Broker — 0.2%
Nomura Holdings, Inc. Senior Notes 6.70% due 03/04/20	200,000	207,563
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.92% due 07/15/14(3)(12)	43,000	28,333
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	36,181
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000	21,897
		86,411
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	40,000	37,889
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	28,000	30,796
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	119,727
Inco, Ltd. Senior Notes 7.75% due 05/15/12	20,000	21,908
		172,431
Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 5.85% due 04/15/40	20,000	19,457
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	21,000	19,967

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	$35,000	$32,725
		52,692
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	95,000	98,360
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/40	20,000	19,605
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	59,000	68,517
		186,482
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	182,762
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(2)	55,000	56,925
Special Purpose Entity — 0.2%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	240,000	269,044
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	130,000	136,462
ArcelorMittal Senior Notes 7.00% due 10/15/39	60,000	61,619
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	20,000	20,200
		218,281
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	17,000	17,886
Telephone-Integrated — 0.9%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	185,039
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	110,000	140,878
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	200,000	202,957
France Telecom SA Bonds 7.75% due 03/01/11	70,000	74,318

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
France Telecom SA Notes 8.50% due 03/01/31	$200,000	$265,289
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	74,000	75,768
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	241,497
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	20,000	21,024
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	20,000	21,381
		1,228,151
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	105,000	135,978
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	20,000	22,906
Total Foreign Corporate Bonds & Notes (cost $6,565,785)		6,951,059
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Federal Republic of Brazil Notes 8.00% due 01/15/18	155,556	181,300
Republic of Argentina Bonds 8.28% due 12/31/33(22)	25,378	19,034
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000	102,040
Republic of Lithuania Bonds 7.38% due 02/11/20*	210,000	229,856
Republic of the Philippines Bonds 6.38% due 10/23/34	100,000	98,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30	78,000	124,316
Republic of Venezuela Bonds 9.25% due 09/15/27	145,000	113,462
Russian Federation Senior Bonds 7.50% due 03/31/30(21)	82,800	95,435
United Mexican States Notes 5.95% due 03/19/19	100,000	108,000
Total Foreign Government Agencies (cost $1,037,710)		1,071,943

Security Description	Principal Amount(20)		Value (Note 2)
FOREIGN GOVERNMENT TREASURY — 0.6%
Sovereign — 0.6%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $623,872)	BRL	1,620,000	$840,899
LOANS(15)(16) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.24% due 12/16/13(3)		12,258	11,870
Ford Motor Co. BTL-B 3.26% due 12/16/13(3)		213,960	207,173
Total Loans (cost $226,219)			219,043
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19		100,000	102,273
California State Build America General Obligation Bonds 7.55% due 04/01/39		360,000	372,193
Chicago Transit Authority Build America Revenue Bonds Series B 6.20% due 12/01/40		31,000	30,694
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57		40,000	39,768
New Jersey State Turnpike Authority Build America Revenue Bonds Series F 7.41% due 01/01/40		165,000	192,131
Total Municipal Bonds & Notes (cost $713,811)			737,059
U.S. GOVERNMENT AGENCIES — 23.1%
Federal Home Loan Mtg. Corp. — 5.5%
4.50% due 01/01/39		82,041	82,329
5.00% due 07/01/20		42,285	45,033
5.00% due 12/01/20		69,485	74,000
5.00% due 05/01/21		750,457	799,216
5.00% due 07/01/21		264,561	281,751
5.00% due 05/01/34		266,055	276,304
5.00% due 07/01/35		57,691	59,732
5.00% due 08/01/35		267,558	277,028
5.00% due 11/01/35		259,186	268,359
5.00% due 07/01/36		2,294,192	2,372,164
5.00% due 03/01/37		537,987	556,241
5.00% due 03/01/38		119,925	123,994
5.50% due 05/01/37		149,162	157,686
5.50% due 06/01/37		46,303	48,949
5.50% due 10/01/37		26,204	27,702
5.50% due 11/01/37		241,738	255,552
5.50% due 07/01/38		87,782	92,799
5.94% due 10/01/36(3)		265,464	281,016
6.00% due 09/01/26		250,547	269,235
6.00% due 12/01/33		51,026	55,475
6.00% due 08/01/36		89,380	96,141

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 05/01/16	$6,065	$6,551
6.50% due 05/01/29	10,792	11,912
6.50% due 07/01/35	13,716	15,096
6.50% due 03/01/36	74,008	80,669
6.50% due 05/01/36	2,226	2,427
7.00% due 04/01/32	25,826	28,937
Federal Home Loan Mtg. Corp. REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	78,279	80,027
Series 2586, Class NK 3.50% due 08/15/16(6)	28,199	28,790
Series 3102, Class PG 5.00% due 11/15/28(6)	165,000	174,205
Series 3317, Class PD 5.00% due 09/15/31(6)	215,000	228,547
Series 3349, Class HB 5.50% due 06/15/31(6)	173,000	184,153
Series 1577, Class PK 6.50% due 09/15/23(6)	60,000	64,693
Series 1226, Class Z 7.75% due 03/15/22(6)	2,600	2,817
		7,409,530
Federal National Mtg. Assoc. — 13.1%
2.13% due 01/25/13	36,000	36,307
4.50% due 01/01/39	91,612	91,933
4.57% due 01/01/15	782,309	828,820
4.85% due 11/01/15	796,114	851,903
5.00% due 03/15/16	30,000	32,884
5.00% due 03/01/18	117,538	125,432
5.00% due 06/01/19	28,223	30,065
5.00% due 05/01/35	2,766	2,861
5.00% due 07/01/37	42,778	44,190
5.00% due April TBA	430,000	443,572
5.50% due 03/01/18	83,224	89,893
5.50% due 10/01/21	88,270	94,736
5.50% due 06/01/22	46,242	49,521
5.50% due 05/01/34	85,803	91,059
5.50% due 06/01/34	85,503	90,555
5.50% due 09/01/35	4,053,085	4,284,932
5.50% due 12/01/35	223,576	236,365
5.50% due 06/01/36	1,951,732	2,071,915
5.50% due 08/01/36	20,433	21,571
5.50% due 12/01/36	573	605
5.50% due 07/01/38	226,862	239,365
5.50% due May TBA	600,000	630,094
5.92% due 10/01/11	150,854	157,936
6.00% due 06/01/17	37,351	40,484
6.00% due 06/01/26	155,332	166,050
6.00% due 04/01/27	883,947	943,373
6.00% due 12/01/33	173,620	188,408
6.00% due 05/01/34	101,949	109,994
6.00% due April TBA	2,700,000	2,867,908
6.06% due 09/01/11	81,510	86,430
6.09% due 05/01/11	287,136	295,780
6.29% due 02/01/11	157,212	160,051
6.50% due 06/01/13	59,446	64,376
6.50% due 09/01/32	125,372	138,518

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.50% due 06/01/35	$768,983	$844,812
6.50% due 02/01/36	197,314	214,427
6.50% due 10/01/37	82,853	89,910
6.50% due April TBA	200,000	216,750
7.00% due 06/01/37	362,655	402,576
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	210,000	223,893
		17,600,254
Government National Mtg. Assoc. — 4.5%
4.50% due April TBA	3,000,000	3,035,157
5.00% due 08/15/39	2,405,214	2,505,592
5.50% due 05/15/36	35,023	37,194
6.00% due 09/15/32	42,121	45,692
6.00% due 12/15/33	186,164	201,823
7.00% due 07/15/33	35,535	39,732
7.00% due 11/15/33	36,574	40,607
7.50% due 01/15/32	25,922	29,337
8.00% due 11/15/31	7,276	8,386
8.50% due 11/15/17	2,310	2,535
9.00% due 11/15/21	676	775
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/35(6)	641	719
Series 2005-74, Class HB 7.50% due 09/16/35(6)	28,463	31,925
		5,979,474
Total U.S. Government Agencies (cost $29,812,480)		30,989,258
U.S. GOVERNMENT TREASURIES — 3.4%
United States Treasury Bonds — 2.8%
3.50% due 02/15/39	19,000	15,375
4.25% due 05/15/39	565,000	523,507
4.38% due 02/15/38	575,000	546,789
4.38% due 11/15/39	147,000	139,007
4.50% due 08/15/39	150,000	144,844
4.63% due 02/15/40	2,200,000	2,168,375
5.25% due 11/15/28	53,000	57,704
6.63% due 02/15/27(17)	60,000	75,431
8.13% due 08/15/19	17,000	22,860
		3,693,892
United States Treasury Notes — 0.6%
2.38% due 02/28/15	16,000	15,890
2.63% due 05/31/10(17)	750,000	753,017
2.75% due 02/15/19	10,000	9,282
3.13% due 05/15/19	3,000	2,857
3.38% due 11/15/19	33,000	31,843
3.63% due 08/15/19	6,000	5,927
3.63% due 02/15/20	11,000	10,813
		829,629
Total U.S. Government Treasuries (cost $4,672,609)		4,523,521
Total Long-Term Investment Securities (cost $124,064,482)		136,829,153

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITY — 0.1%
U.S. Government Agency — 0.1%
Federal Home Loan Bank Disc. Notes 0.00% due 04/01/10 (cost $200,000)	$200,000	$200,000
REPURCHASE AGREEMENTS — 2.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $816,000 and collateralized by $820,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $836,810	816,000	816,000
Bank of America Joint Repurchase Agreement(18)	2,465,000	2,465,000
UBS Securities LLC Joint Repurchase Agreement(18)	440,000	440,000
Total Repurchase Agreements (cost $3,721,000)		3,721,000
TOTAL INVESTMENTS (cost $127,985,482)(19)	104.8%	140,750,153
Liabilities in excess of other assets	(4.8)	(6,497,729)
NET ASSETS	100.0%	$134,252,424

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $9,202,028 representing 6.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security - the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2010, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	8/11/2005	$10,000	$10,000	$7,000	$70.00	0.00%

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Security in default of interest and principal at maturity.

(10)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $7,083 representing 0.0% of net assets.

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Bond in default

(15)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  See Note 3 for cost of investments on a tax basis.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2010.

(22)  A portion of the interest was paid in additional bonds.

(23)  Subsequent to March 31, 2010, interest payments have been suspended for twenty-four months according to the agreement with the European Commission.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
18	Long	Australian 10 YR Bonds	June 2010	$11,782,922	$11,787,988	$5,066
10	Short	Long Gilt Futures	June 2010	1,733,733	1,740,643	(6,910)
18	Long	U.S. Treasury 2 YR Notes	June 2010	3,903,613	3,905,156	1,543
8	Short	U.S. Treasury 5 YR Notes	June 2010	920,618	918,750	1,868
33	Short	U.S. Treasury 10 YR Notes	June 2010	3,863,387	3,836,250	27,137
8	Long	U.S. Treasury Long Bonds	June 2010	929,052	929,000	(52)
						$28,652

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	1,423,000	USD	790,292	06/16/2010	$2,130
	CAD	366,000	USD	362,371	06/16/2010	2,038
	EUR	325,000	USD	447,252	06/16/2010	8,271
*	JPY	81,150,000	USD	896,943	06/16/2010	28,599
*	USD	428,365	INR	19,542,000	04/30/2010	6,018
*	USD	614,955	KRW	698,589,000	06/16/2010	801
*	USD	263,737	MXN	3,359,000	06/16/2010	5,927
	USD	716,126	TWD	22,737,000	04/30/2010	1,809
						55,593
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	CAD	367,000	USD	357,119	06/16/2010	$(4,198)
*	INR	19,542,000	USD	427,615	04/30/2010	(6,768)
*	KRW	525,255,000	USD	459,247	06/16/2010	(3,727)
*	MXN	3,359,000	USD	265,660	06/16/2010	(4,005)
*	USD	705,320	BRL	1,270,000	06/16/2010	(1,901)
	USD	452,481	GBP	295,000	06/16/2010	(5,010)
*	USD	440,786	JPY	40,575,000	06/16/2010	(6,614)
*	USD	310,309	KRW	351,921,000	06/16/2010	(115)
						(32,338)
Net Unrealized Appreciation (Depreciation)						$23,255

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

TWD — New Taiwan Dollar

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$42,272,048	$—	$—	$42,272,048
Preferred Stock	569,132	—	—	569,132
Asset Backed Securities	—	18,263,187	514,983	18,778,170
Convertible Bonds & Notes	—	—	7,000	7,000
U.S. Corporate Bonds & Notes	—	29,683,321	186,700	29,870,021
Foreign Corporate Bonds & Notes	—	6,951,059	0	6,951,059
Foreign Government Agencies	—	1,071,943	—	1,071,943
Foreign Government Treasury	—	840,899	—	840,899
Loans	—	219,043	—	219,043
Municipal Bonds & Notes	—	737,059	—	737,059
U.S. Government Agencies	—	30,989,258	—	30,989,258
U.S. Government Treasuries	—	4,523,521	—	4,523,521
Short-Term Investment Security:
U.S. Government Agency	—	200,000	—	200,000
Repurchase Agreements		3,721,000	—	3,721,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	35,614	—	—	35,614
Open Futures Contracts - Depreciation	(6,962)	—	—	(6,962)
Open Forward Foreign Currency Contracts - Appreciation	—	55,593	—	55,593
Open Forward Foreign Currency Contracts - Depreciation	—	(32,338)	—	(32,338)
Total	$42,869,832	$97,223,545	$708,683	$140,802,060

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$210,000	$2,000	$172,636	$0
Accrued discounts/premiums	—	—	575	—
Realized gain(loss)	5	—	(29,140)	—
Change in unrealized appreciation(depreciation)	118,176	5,000	79,752	—
Net purchases(sales)	329,937	—	(29,782)	—
Transfers in and/or out of Level 3	(143,135)	—	(7,341)	—
Balance as of 3/31/2010	$514,983	$7,000	$186,700	$0

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	19.6%
Diversified Financial Services	18.6
Government National Mtg. Assoc.	5.8
Diversified Banking Institutions	4.8
Repurchase Agreements	4.5
United States Treasury Bonds	4.5
Federal Home Loan Mtg. Corp.	3.2
Banks-Super Regional	2.2
Banks-Commercial	2.0
Computers	1.8
Finance-Investment Banker/Broker	1.8
Cable/Satellite TV	1.8
Sovereign	1.7
Electric-Integrated	1.7
Real Estate Investment Trusts	1.6
Telephone-Integrated	1.5
Multimedia	1.5
Medical-Biomedical/Gene	1.3
Insurance-Multi-line	1.2
United States Treasury Notes	1.1
Cellular Telecom	1.1
Special Purpose Entities	1.1
Brewery	1.0
Insurance-Life/Health	1.0
Oil Companies-Integrated	1.0
Insurance-Property/Casualty	0.8
Pipelines	0.8
Web Portals/ISP	0.7
Municipal Bonds	0.7
Oil Companies-Exploration & Production	0.6
Networking Products	0.6
Banks-Money Center	0.6
Airlines	0.5
Oil-Field Services	0.4
Insurance-Mutual	0.4
Tobacco	0.4
Television	0.4
Retail-Drug Store	0.4
Investment Management/Advisor Services	0.4
Wireless Equipment	0.4
Telecom Services	0.4
Enterprise Software/Service	0.4
Banks-Fiduciary	0.4
Agricultural Chemicals	0.4
Electric-Transmission	0.3
Office Automation & Equipment	0.3
Diversified Manufacturing Operations	0.3
Medical-Drugs	0.3
Agricultural Operations	0.3
Broadcast Services/Program	0.3
Gas-Distribution	0.3
Food-Misc.	0.3
Steel-Producers	0.3
Auto-Cars/Light Trucks	0.3
Pharmacy Services	0.3
Electronic Components-Semiconductors	0.3
Paper & Related Products	0.3
Chemicals-Diversified	0.3
Cosmetics & Toiletries	0.3
Hotels/Motels	0.3

Rental Auto/Equipment	0.2
Diversified Minerals	0.2
Finance-Credit Card	0.2
Medical-Wholesale Drug Distribution	0.2
Metal Processors & Fabrication	0.2
Advertising Agencies	0.2
Applications Software	0.2
Medical Labs & Testing Services	0.2
Real Estate Operations & Development	0.2
Optical Supplies	0.2
Medical Products	0.2
Retail-Regional Department Stores	0.2
Casino Hotels	0.2
Retail-Discount	0.2
Transport-Rail	0.2
Finance-Other Services	0.2
Property Trust	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Apparel/Shoe	0.1
Beverages-Non-alcoholic	0.1
Transport-Services	0.1
Medical Instruments	0.1
Metal-Diversified	0.1
Vitamins & Nutrition Products	0.1
Electronic Forms	0.1
Cruise Lines	0.1
Soap & Cleaning Preparation	0.1
Chemicals-Specialty	0.1
Aerospace/Defense	0.1
Entertainment Software	0.1
Retail-Sporting Goods	0.1
Metal-Copper	0.1
Electronic Connectors	0.1
Electric-Generation	0.1
Oil Refining & Marketing	0.1
Aerospace/Defense-Equipment	0.1
Computers-Memory Devices	0.1
Software Tools	0.1
Non-Hazardous Waste Disposal	0.1
Transport-Air Freight	0.1
Retail-Consumer Electronics	0.1
Retail-Major Department Stores	0.1
Human Resources	0.1
Casino Services	0.1
Apparel Manufacturers	0.1
108.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Credit Quality†#
Government — Agency	32.1%
Government — Treasury	6.4
AAA	11.4
AA	4.5
A	15.3
BBB	19.9
BB	1.4
B	1.3
CCC	1.1
Not Rated@	6.6
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 16.3%
Aerospace/Defense — 0.0%
The Boeing Co.	134	$9,730
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,018	74,935
Agricultural Chemicals — 0.3%
Monsanto Co.	3,572	255,112
Potash Corp. of Saskatchewan, Inc.	976	116,486
		371,598
Apparel Manufacturers — 0.0%
Coach, Inc.	1,279	50,546
Applications Software — 0.2%
Microsoft Corp.	5,723	167,512
Salesforce.com, Inc.†	372	27,696
		195,208
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	7,520	94,526
Banks-Commercial — 0.2%
Regions Financial Corp.	6,828	53,600
Standard Chartered PLC	5,623	153,379
		206,979
Banks-Fiduciary — 0.1%
State Street Corp.	2,438	110,051
The Bank of New York Mellon Corp.	967	29,861
		139,912
Banks-Super Regional — 0.5%
Capital One Financial Corp.	2,341	96,941
Fifth Third Bancorp	6,341	86,174
PNC Financial Services Group, Inc.	1,531	91,401
SunTrust Banks, Inc.	1,658	44,418
US Bancorp	2,453	63,483
Wells Fargo & Co.	3,790	117,945
		500,362
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	850	56,236
The Coca-Cola Co.	1,631	89,705
		145,941
Brewery — 0.4%
Anheuser-Busch InBev NV	7,659	385,803
Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,658	16,381
Wynn Resorts, Ltd.	1,658	125,726
		142,107
Casino Services — 0.0%
International Game Technology	2,829	52,195
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	1,365	43,475
E.I. du Pont de Nemours & Co.	1,073	39,958
Israel Chemicals, Ltd.	6,754	91,376
The Dow Chemical Co.	3,122	92,318
		267,127
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	97	24,638

Security Description	Shares	Value (Note 2)
Computers — 1.8%
Apple, Inc.†	5,375	$1,262,749
Dell, Inc.†	5,950	89,309
Hewlett-Packard Co.	2,589	137,605
Research In Motion, Ltd.†	6,267	463,445
		1,953,108
Computers-Memory Devices — 0.1%
EMC Corp.†	3,901	70,374
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	1,459	124,394
The Procter & Gamble Co.	2,129	134,702
		259,096
Cruise Lines — 0.1%
Carnival Corp.	2,438	94,790
Royal Caribbean Cruises, Ltd.†	878	28,965
		123,755
Diversified Banking Institutions — 1.5%
Bank of America Corp.	35,553	634,621
JP Morgan Chase & Co.	9,398	420,561
Morgan Stanley	3,730	109,252
The Goldman Sachs Group, Inc.	2,313	394,667
		1,559,101
Diversified Manufacturing Operations — 0.3%
Eaton Corp.	683	51,751
General Electric Co.	6,145	111,839
Honeywell International, Inc.	1,604	72,613
Parker Hannifin Corp.	1,268	82,090
		318,293
Diversified Minerals — 0.2%
Vale SA ADR	5,465	175,918
Electric Products-Misc. — 0.0%
Emerson Electric Co.	858	43,192
Electric-Integrated — 0.1%
Dominion Resources, Inc.	886	36,424
FPL Group, Inc.	492	23,778
Progress Energy, Inc.	619	24,364
		84,566
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	976	32,384
Intel Corp.	5,051	112,435
Micron Technology, Inc.†	6,925	71,951
Texas Instruments, Inc.	1,449	35,457
		252,227
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,855	78,263
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,511	124,184
Enterprise Software/Service — 0.4%
Oracle Corp.	15,289	392,774
Entertainment Software — 0.1%
Activision Blizzard, Inc.	8,118	97,903
Finance-Investment Banker/Broker — 0.2%
The Charles Schwab Corp.	10,331	193,086

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Other Services — 0.1%
CME Group, Inc.	500	$158,055
Food-Misc. — 0.1%
Kellogg Co.	525	28,051
Kraft Foods, Inc., Class A	1,284	38,828
		66,879
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	487	18,973
Marriott International, Inc., Class A	4,437	139,854
Starwood Hotels & Resorts Worldwide, Inc.	1,854	86,471
		245,298
Human Resources — 0.1%
Monster Worldwide, Inc.†	3,219	53,468
Independent Power Producers — 0.0%
Mirant Corp.†	37	402
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	390	22,881
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	976	59,048
Insurance-Multi-line — 0.2%
ACE, Ltd.	3,335	174,420
MetLife, Inc.	1,928	83,560
		257,980
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	487	54,008
T. Rowe Price Group, Inc.	1,365	74,980
		128,988
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	270	93,995
St. Jude Medical, Inc.†	616	25,287
		119,282
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	560	32,642
Medical Products — 0.2%
Baxter International, Inc.	502	29,216
Johnson & Johnson	2,118	138,094
		167,310
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.†	1,951	116,592
Celgene Corp.†	8,608	533,352
Genzyme Corp.†	650	33,689
Gilead Sciences, Inc.†	8,964	407,683
Human Genome Sciences, Inc.†	683	20,626
Myriad Genetics, Inc.†	683	16,426
Vertex Pharmaceuticals, Inc.†	586	23,950
		1,152,318
Medical-Drugs — 0.3%
Abbott Laboratories	1,751	92,243
Merck & Co., Inc.	2,888	107,867
Pfizer, Inc.	7,002	120,084
		320,194
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,758	222,756

Security Description	Shares	Value (Note 2)
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	936	$78,193
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	200	7,878
Multimedia — 0.4%
News Corp., Class A	20,460	294,829
The Walt Disney Co.	2,359	82,353
Time Warner, Inc.	1,698	53,096
		430,278
Networking Products — 0.6%
Cisco Systems, Inc.†	23,693	616,729
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	683	69,324
Continental Resources, Inc.†	781	33,232
Devon Energy Corp.	683	44,006
EOG Resources, Inc.	586	54,463
Occidental Petroleum Corp.	781	66,026
Petrohawk Energy Corp.†	683	13,851
Range Resources Corp.	390	18,279
Southwestern Energy Co.†	781	31,802
		330,983
Oil Companies-Integrated — 0.7%
BG Group PLC	4,559	78,903
BP PLC ADR	292	16,664
Chevron Corp.	1,100	83,413
Exxon Mobil Corp.	2,307	154,523
Hess Corp.	1,854	115,968
Marathon Oil Corp.	292	9,239
Petroleo Brasileiro SA ADR	4,535	201,762
Suncor Energy, Inc.	2,737	89,062
		749,534
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,264	143,673
Smith International, Inc.	1,268	54,296
Weatherford International, Ltd.†	2,243	35,574
		233,543
Optical Supplies — 0.2%
Alcon, Inc.	1,185	191,449
Pharmacy Services — 0.2%
Express Scripts, Inc.†	1,268	129,032
Medco Health Solutions, Inc.†	1,004	64,818
		193,850
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	4,886	71,580
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.	16,000	64,398
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	6,095	150,059
Retail-Building Products — 0.0%
Home Depot, Inc.	1,254	40,567
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,408	59,896

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.1%
Target Corp.	2,378	$125,083
Wal-Mart Stores, Inc.	627	34,861
		159,944
Retail-Drug Store — 0.2%
CVS Caremark Corp.	5,848	213,803
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	1,756	56,491
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	2,809	153,877
Macy's, Inc.	813	17,699
		171,576
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	878	39,106
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	3,706	96,764
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,971	108,184
Software Tools — 0.1%
VMware, Inc. Class A†	1,268	67,584
Steel-Producers — 0.1%
United States Steel Corp.	1,170	74,318
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,475	151,070
Telecom Services — 0.1%
tw telecom, Inc.†	5,845	106,087
Telephone-Integrated — 0.1%
AT&T, Inc.	2,980	77,003
Verizon Communications, Inc.	1,324	41,071
		118,074
Tobacco — 0.0%
Altria Group, Inc.	1,170	24,008
Transport-Rail — 0.1%
Union Pacific Corp.	1,854	135,898
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,870	120,447
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	2,570	133,717
Web Portals/ISP — 0.7%
Google, Inc., Class A†	1,030	584,020
Yahoo!, Inc.†	11,115	183,731
		767,751
Wireless Equipment — 0.3%
Crown Castle International Corp.†	5,035	192,488
Nokia Oyj ADR	2,146	33,349
QUALCOMM, Inc.	3,146	132,100
		357,937
Total Common Stock (cost $13,756,117)		17,516,644

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	$17,145
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(21)	1,073	26,879
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	26,600
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital V 7.00%	613	13,762
Federal Home Loan Mtg. Corp.†	400	508
		14,270
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	2,260	89,473
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	2,400	51,432
Total Preferred Stock (cost $235,106)		225,799
ASSET BACKED SECURITIES — 17.7%
Diversified Financial Services — 17.7%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$725,000	742,269
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17(1)	380,000	380,000
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	42,927	43,080
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	80,247
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	57,763	58,422
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*(1)	195,000	194,980
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	315,000	335,154
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)(5)	270,000	275,777
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(4)(5)	105,000	109,291

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	$800,000	$784,593
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	138,056
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(4)	50,000	51,185
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)(5)	380,000	366,125
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(4)	200,000	169,179
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.23% due 04/15/12(3)	6,695	6,689
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.24% due 12/15/12(3)	203,968	202,795
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.26% due 05/15/13(3)	133,168	132,202
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.27% due 10/15/12(3)	51,400	51,126
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	12,553	12,639
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(6)	303,112	219,498
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(4)(5)	300,000	310,873
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(4)(5)	250,000	258,071
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	258,278	214,936
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	144,063	127,699
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	240,177
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(4)(5)	750,000	772,941

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	$175,000	$182,626
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.42% due 05/25/35(3)(6)	351,567	282,835
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(4)(5)	390,000	398,046
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.53% due 03/06/20*(3)(4)	170,000	135,183
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)(5)	600,000	625,785
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(4)(5)	575,000	577,893
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.52% due 04/25/35(5)(6)	142,362	114,491
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.07% due 01/25/36(5)(6)	200,170	163,968
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.85% due 03/25/47(5)(6)	99,000	71,940
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.50% due 11/25/11*(3)	85,000	84,580
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	185,360
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(3)(6)	217,559	155,415
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	339,963	340,623
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	125,000	94,465
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	15,000	14,661
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	250,000	254,048
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.06% due 04/15/45(4)(5)	445,000	459,408
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(4)	575,000	515,246

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	$420,000	$421,546
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	240,000	252,978
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(5)(6)	90,636	82,822
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.10% due 12/25/34(5)(6)	196,634	185,475
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)(5)	400,000	408,155
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.79% due 05/12/39(4)(5)	700,000	717,614
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	725,000	749,297
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(4)(5)	500,000	526,680
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	153,808	160,307
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	181,580	191,483
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	175,915	138,755
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B 6.00% due 08/12/45*(4)(5)	200,000	154,089
MortgageIT Trust, Series 2005-4, Class A1 0.53% due 10/25/35(3)(6)	485,361	291,902
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	323,142	351,681
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.43% due 04/25/36(3)	105,510	72,882
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(5)	178,005	175,462
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.62% due 02/20/47(5)(6)	339,476	261,426
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	113,001	113,233
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.63% due 04/25/45(5)(6)	269,570	248,109

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	$22,256	$22,293
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	627,871
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(4)(5)	245,000	253,179
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(4)(5)	575,000	598,316
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(3)(6)	405,388	356,895
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(3)(6)	533,954	482,017
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.51% due 10/25/36(3)(6)	209,995	154,597
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.01% due 09/25/36(5)(6)	35,169	29,683
Total Asset Backed Securities (cost $18,664,188)		18,963,324
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(7)(8)(9)(10)(11) (cost $5,000)	5,000	3,500
U.S. CORPORATE BONDS & NOTES — 26.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	200,000	201,250
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	65,000	70,600
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	10,000	9,804
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	10,000	10,250
		90,654
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	3,000	3,032
Terra Capital, Inc. Company Guar. Notes 7.75% due 11/01/19	3,000	3,622
		6,654

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$305,000	$330,018
Airlines — 0.5%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	105,170	104,644
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	37,213
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	65,000	59,150
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	100,000	107,750
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	10,000	10,512
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	176,421	182,331
United Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	10,000	10,850
		512,450
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	10,000	10,200
Auto/Truck Parts & Equipment-Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	10,000	9,650
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,023
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	2,000	2,032
		13,705
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*	5,000	5,325
Banks-Commercial — 0.8%
Branch Banking & Trust Co. Sub. Notes 0.55% due 05/23/17(3)	7,000	6,377

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Commercial (continued)
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	$10,470	$10,182
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	15,705	14,841
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	15,705	14,645
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	26,177	24,148
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	36,648	33,808
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,093
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	260,071
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	448,584
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	15,000	16,258
		833,007
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/01/67(3)	34,000	25,505
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	210,000	214,037
		239,542
Banks-Money Center — 0.0%
Chase Capital III Ltd. Guar. Notes 0.80% due 03/01/27(3)	19,000	14,239
Banks-Super Regional — 1.8%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	275,000	251,217
BAC Capital Trust XIII Ltd. Guar. Notes 0.66% due 03/15/12(3)(12)	41,000	28,140
BAC Capital Trust XV Ltd. Guar. Notes 1.05% due 06/01/56(3)	10,000	6,771
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	51,874

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	$285,000	$314,929
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	10,000	10,662
National City Corp. Senior Notes 4.90% due 01/15/15	6,000	6,267
PNC Funding Corp. Company Guar. Notes 6.70% due 06/10/19	270,000	301,703
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	15,000	11,811
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,129
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	22,000	18,810
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	5,000	5,269
Wachovia Corp. Notes 5.75% due 02/01/18	475,000	504,960
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	310,000	328,868
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(12)	10,000	10,450
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	16,188
		1,878,048
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	175,000	176,630
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	208,142
		384,772
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,130
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(13)(21)	5,968	4,715
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	1,620

Security Description	Principal Amount(20)	Value (Note 2)
Broadcast Services/Program (continued)
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	$140,000	$160,241
		169,706
Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 6.50% due 12/01/16	10,000	10,577
Building Products-Cement — 0.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	15,000	15,525
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	16,000	15,436
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 6.25% due 06/15/15	5,000	4,800
Cable/Satellite TV — 1.8%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	18,580	22,342
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	2,000	2,050
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	21,000	21,577
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	425,000	492,636
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	8,000	8,482
Comcast Corp. Bonds 6.40% due 05/15/38	140,000	142,063
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	129,714
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	64,473
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	79,763
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,177

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
COX Communications, Inc. Bonds 8.38% due 03/01/39*	$130,000	$162,591
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	5,000	5,475
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20*	100,000	98,451
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*	225,000	234,155
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	20,000	20,775
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	11,200
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	4,000	4,180
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	150,000	160,613
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	185,000	205,891
Time Warner Cos., Inc. Guar. Debentures 6.95% due 01/15/28	20,000	21,742
		1,899,350
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,775
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	10,000	11,225
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,000
		27,000
Cellular Telecom — 0.7%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	319,266
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	142,069
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	215,000	268,247

Security Description	Principal Amount(20)	Value (Note 2)
Cellular Telecom (continued)
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	$8,000	$8,320
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	4,000	3,800
		741,702
Chemicals-Diversified — 0.0%
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	14,000	11,983
Chemicals-Plastics — 0.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	10,000	9,850
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	90,000	93,864
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	11,000	11,000
		104,864
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	10,000	10,575
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	10,000	10,300
		20,875
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	5,000	4,788
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,330
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,300
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	15,000	15,375
		32,005
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	5,000	5,100
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,900

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	$10,000	$10,100
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	5,000	5,269
		15,369
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	5,000	5,163
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	4,263
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	7,000
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	10,213
Diversified Banking Institutions — 2.8%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	98,825
Bank of America Corp. Senior Notes 5.65% due 05/01/18	195,000	197,276
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,128
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	106,831
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	22,000	22,447
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	8,000	7,989
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	216,095
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	109,000	114,535
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	10,000	9,880
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,662
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	70,643

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	$100,000	$87,264
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	20,000	21,366
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	210,000	245,109
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	30,000	29,550
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	20,000	19,100
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	21,000	21,132
JP Morgan Chase & Co. Notes 4.95% due 03/25/20	15,000	14,872
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	306,356
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	70,000	77,249
Morgan Stanley Sub. Notes 4.75% due 04/01/14	255,000	260,375
Morgan Stanley Senior Notes 5.63% due 09/23/19	100,000	99,647
Morgan Stanley Senior Notes 6.00% due 04/28/15	20,000	21,424
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	106,658
Morgan Stanley Senior Notes 7.30% due 05/13/19	17,000	18,782
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20	60,000	59,445
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	210,000	227,010
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	10,000	10,247
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	167,993
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,425
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	118,295

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	$60,000	$58,016
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	155,000	154,805
		3,003,431
Diversified Financial Services — 0.9%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(8)(14)	105,000	32,515
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	801	833
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	1,202	1,247
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	1,202	1,244
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	2,004	2,074
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	7,806	8,079
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	11,000	11,137
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	20,000	20,242
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	162,093
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	95,000	96,925
General Electric Capital Corp. Notes 5.63% due 05/01/18	150,000	156,752
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	15,212
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	249,277
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	32,271
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	160,000	172,578
		962,479

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	$6,000	$6,293
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	9,000	8,438
SPX Corp. Senior Notes 7.63% due 12/15/14	5,000	5,231
		19,962
Electric-Distribution — 0.0%
The Narragansett Electric Co. Senior Notes 5.64% due 03/15/40*	10,000	9,692
Electric-Generation — 0.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	26,000	25,520
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	10,350
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,300
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,775
		76,945
Electric-Integrated — 1.1%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	14,069
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	93,150
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	90,004
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	210,913
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	26,434
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	9,000	10,260
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	3,000	3,364
Exelon Generation Co. LLC Senior Notes 5.20% due 10/01/19	70,000	70,715
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	9,000	9,101

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	$10,000	$9,400
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,504
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	16,072
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(10)	30,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	6,950
Trans-Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	10,000	10,012
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	296,281
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	220,000	305,693
		1,181,922
Electric-Transmission — 0.4%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	366,978
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,263
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,275
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,210
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	13,000	12,877
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,651
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	15,000	16,286
		46,299
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	10,000	10,720

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	$25,000	$25,887
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	20,550
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	9,936
SLM Corp. Senior Notes 8.00% due 03/25/20	10,000	9,738
		19,674
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 8.13% due 05/20/19	200,000	242,240
Finance-Investment Banker/Broker — 1.4%
JP Morgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	225,000	208,892
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(3)	5,000	3,752
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	274,754
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(8)(12)(14)	8,000	20
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(14)	10,000	2,325
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(14)	9,000	23
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(14)	11,000	28
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	121,671
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	30,000	30,590
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	184,018
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	40,000	42,157
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	246,763
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	30,000	30,270

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	$85,000	$90,853
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	227,107
		1,463,223
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	15,000	15,400
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	5,000	5,288
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	218,875
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	23,834
		242,709
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	20,000	21,779
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	5,000	4,812
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,125
		14,937
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	4,550
Gas-Distribution — 0.3%
Energen Corp. Notes 7.63% due 12/15/10	290,000	300,407
Sempra Energy Senior Notes 6.50% due 06/01/16	10,000	11,172
		311,579
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	25,000	22,062
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,075

Security Description	Principal Amount(20)	Value (Note 2)
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	$5,000	$5,275
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	15,000	15,037
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(10)	40,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,887
		14,887
Insurance-Life/Health — 0.9%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,233
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	135,000	140,767
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	13,000	11,830
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,670
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	175,000	216,848
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	175,000	210,150
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	16,000	15,291
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	125,000	125,152
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	225,000	258,027
		1,002,968
Insurance-Multi-line — 0.9%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	12,000	11,652
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	10,000	10,913
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	107,076
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	10,000	9,907

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	$90,000	$90,067
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 03/30/20	50,000	49,245
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	80,000	81,925
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,206
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,255
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	190,000	216,491
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	74,458
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	257,317
		940,512
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	10,000	10,467
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	13,000	11,320
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	17,700
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	274,594
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	120,000	152,860
		466,941
Insurance-Property/Casualty — 0.8%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	240,000	279,959
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	290,000	249,400
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,570
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	215,787
		887,716

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	$14,000	$13,815
Investment Management/Advisor Services — 0.3%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	270,000	290,769
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	10,000	9,447
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	11,000	11,182
		20,629
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	161,878
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	10,000	10,430
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.75% due 03/15/40	14,000	13,861
Amgen, Inc. Senior Notes 5.85% due 06/01/17	20,000	22,180
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	20,000	20,110
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	145,000	148,462
		204,613
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	10,000	10,450
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	12,000	12,614
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	15,525
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,850
HCA, Inc. Senior Notes 8.50% due 04/15/19*	15,000	16,134
		39,509

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	$5,000	$4,763
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	210,000	229,459
Metal-Aluminum — 0.0%
Alcoa, Inc. Bonds 5.90% due 02/01/27	14,000	12,401
Alcoa, Inc. Senior Notes 5.95% due 02/01/37	15,000	12,299
		24,700
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	11,000	12,237
Multimedia — 1.0%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	55,000	62,816
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	300,000	340,938
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	145,000	176,964
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	14,000	16,862
Time Warner, Inc. Bonds 6.63% due 05/15/29	270,000	284,683
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	227,032
		1,109,295
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	34,000	36,933
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	9,924
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,864
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	10,000	10,300
		66,021
Office Automation & Equipment — 0.4%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	238,658

Security Description	Principal Amount(20)	Value (Note 2)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 5.63% due 12/15/19	$45,000	$46,255
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	81,279
		366,192
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	200,000	196,783
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	15,000	16,500
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	35,000	34,300
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	10,000	9,875
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	29,000	32,258
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	12,000	13,438
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	10,000	11,542
		314,696
Oil Companies-Integrated — 0.0%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	9,000	10,330
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	75,000	75,137
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	5,000	5,500
Paper & Related Products — 0.3%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	5,175
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	5,200
International Paper Co. Senior Notes 9.38% due 05/15/19	60,000	75,006
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	185,000	202,667
		288,048

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	$95,000	$105,254
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	6,000	5,880
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	15,000	15,675
Pipelines — 0.8%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	9,975
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,719
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	10,000	10,204
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	24,000	24,293
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	10,000	10,262
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	300,000	329,138
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	8,000	8,311
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,549
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	10,000	10,600
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	264,000	259,912
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	12,000	11,752
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	11,000	12,952
Williams Partners LP Senior Notes 3.80% due 02/15/15*	110,000	109,803
Williams Partners LP Senior Notes 7.50% due 06/15/11	26,000	27,540
		856,010

Security Description	Principal Amount(20)	Value (Note 2)
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	$5,000	$5,138
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	5,000	5,225
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	140,000	151,458
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(1)(8) (10)(14)	10,000	33
Real Estate Investment Trusts — 1.6%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	10,000	9,491
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,046
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	134,508
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	45,801
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	5,000	5,150
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	5,000	5,010
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	12,000	12,037
Kimco Realty Corp. Notes 5.58% due 11/23/15	205,000	210,305
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	45,000	45,131
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	213,328
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	245,236
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	153,427
Simon Property Group LP Senior Notes 6.75% due 05/15/14	25,000	27,352
Simon Property Group LP Senior Notes 10.35% due 04/01/19	120,000	150,884

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	$310,000	$324,118
		1,658,824
Real Estate Management/Services — 0.0%
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	10,000	10,178
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	5,000	5,600
		15,778
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	129,509
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(11)(14)	10,000	88
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	225,000	231,962
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	5,000	4,950
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	10,000	9,600
		246,512
Retail-Drug Store — 0.2%
CVS Caremark Corp. Notes 6.60% due 03/15/19	65,000	72,671
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	143,282	151,927
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	7,983	8,877
		233,475
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,150
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	6,000	5,588
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	8,000	8,300

Security Description	Principal Amount(20)	Value (Note 2)
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	15,000	15,487
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	1,000	1,048
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	9,764
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	10,000	9,375
Special Purpose Entities — 0.7%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	100,000	118,468
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	20,000	21,796
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	4,100
Farmers Exchange Capital Notes 7.05% due 07/15/28*	330,000	303,904
Goldman Sachs Capital III Company Guar. Notes 1.02% due 09/01/12(3)(12)	8,000	5,560
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	2,000	2,035
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	2,000	2,015
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	230,000	227,125
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,397
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	5,000	5,390
		694,790
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	5,000	5,037
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	15,000	15,450
		20,487

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.3%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	$10,000	$10,200
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,387
Qwest Corp. Senior Notes 8.88% due 03/15/12	32,000	35,040
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	226,085
		287,712
Telephone-Integrated — 0.2%
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	129,833
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	33,000	31,811
Citizens Communications Co. Senior Notes
9.00% due 08/15/31	10,000	9,750
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	10,000	10,650
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	12,000	9,660
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	7,000	6,492
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,489
		208,685
Television — 0.4%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	1,003
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	10,000	10,043
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	11,000	12,122
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	262,688
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	140,000	169,121
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(1)(3)(8) (10)(11)(14)	11,593	0

Security Description	Principal Amount(20)	Value (Note 2)
Television (continued)
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(8)(14)	$5,000	$35
		455,012
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	85,059
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	209,037
		294,096
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20	2,360	2,242
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	60,434	51,671
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	12,399	12,027
		65,940
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,351
GATX Corp. Senior Notes 4.75% due 05/15/15	10,000	9,925
		18,276
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Notes 5.65% due 05/01/17	10,000	10,718
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	10,000	10,100
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	10,000	9,712
		19,812
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	4,000	4,140
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	21,000	22,013
Motorola, Inc. Senior Notes 6.00% due 11/15/17	10,000	10,349

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Wireless Equipment (continued)
Motorola, Inc. Debentures 6.50% due 09/01/25	$12,000	$11,653
		44,015
Total U.S. Corporate Bonds & Notes (cost $26,272,314)		27,955,652
FOREIGN CORPORATE BONDS & NOTES — 6.5%
Banks-Commercial — 1.0%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	5,000	5,010
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	10,000	11,020
Barclays Bank PLC Senior Notes 5.13% due 01/08/20	160,000	157,771
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	20,000	17,600
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	135,000	139,221
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	9,000	7,920
BNP Paribas Sub. Notes 4.80% due 06/24/15*	10,000	10,231
Credit Suisse/New York Senior Notes 3.50% due 03/23/15	10,000	9,961
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	430,000	455,276
Groupe BPCE Notes 4.16% due 06/30/10(3)(12)	23,000	15,457
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(3)(12)	8,000	8,615
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	247,958
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15	10,000	9,998
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(3)(12)	40,000	25,200
		1,121,238
Banks-Money Center — 0.6%
Bank of Scotland PLC Senior Sub. Notes 0.57% due 05/28/10(3)(12)(23)	80,000	38,400
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	200,000	195,138

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Money Center (continued)
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$345,000	$368,754
		602,292
Brewery — 0.3%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	250,000	295,313
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	154,779
Cellular Telecom — 0.5%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	199,000	196,188
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	20,000	19,544
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	210,000	238,885
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	10,000	10,384
		465,001
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(10)	20,000	0
Diversified Banking Institutions — 0.6%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(12)	5,000	4,363
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	385,000	412,846
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/19	195,000	194,951
		612,160
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	20,000	21,899
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	14,000	15,388
Rio Tinto Finance USA, Ltd. Company Guar. Notes 7.13% due 07/15/28	15,000	17,170
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	10,000	11,900
		66,357

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.5%
EDF SA Notes 5.50% due 01/26/14*	$12,000	$13,175
EDF SA Senior Notes 5.60% due 01/27/40*	22,000	20,736
EDF SA Notes 6.50% due 01/26/19*	160,000	179,540
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	20,000	20,260
Enel Finance International SA Company Guar. Notes 5.13% due 10/07/19*	175,000	172,955
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	115,000	121,105
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	11,000	10,811
		538,582
Finance-Investment Banker/Broker — 0.2%
Nomura Holdings, Inc. Senior Notes 6.70% due 03/04/20	220,000	228,319
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.92% due 07/15/14(3)(12)	18,000	11,860
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,472
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	8,569
		34,901
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	20,000	18,944
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	14,000	15,398
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	109,750
Inco, Ltd. Senior Notes 7.75% due 05/15/12	10,000	10,954
		136,102
Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 5.85% due 04/15/40	10,000	9,728

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	$11,000	$10,459
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	15,000	14,025
		24,484
Oil Companies-Integrated — 0.2%
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	125,000	129,421
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/40	10,000	9,803
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	30,000	34,839
		174,063
Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	225,000	234,979
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(2)	23,000	23,805
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	5,000	5,163
		28,968
Sovereign — 0.1%
South Africa Government Bond Bonds 5.50% due 03/09/20	100,000	101,250
Special Purpose Entity — 0.4%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000	397,961
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	140,000	146,959
ArcelorMittal Senior Notes 7.00% due 10/15/39	55,000	56,484
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	10,000	10,100
		213,543
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	9,000	9,469
Telephone-Integrated — 1.2%
British Telecom PLC Senior Notes 5.15% due 01/15/13	200,000	211,473

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	$120,000	$153,685
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	223,253
France Telecom SA Bonds 7.75% due 03/01/11	170,000	180,486
France Telecom SA Notes 8.50% due 03/01/31	175,000	232,128
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	28,000	28,669
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	250,000	262,497
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	10,000	10,512
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	10,000	10,691
		1,313,394
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	110,000	142,453
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	10,000	11,453
Total Foreign Corporate Bonds & Notes (cost $6,514,447)		6,935,733
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Federal Republic of Brazil Notes 8.00% due 01/15/18	177,778	207,200
Republic of Argentina Bonds 8.28% due 12/31/33(22)	25,378	19,033
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000	102,040
Republic of Lithuania Bonds 7.38% due 02/11/20*	235,000	257,219
Republic of Turkey Senior Bonds 11.88% due 01/15/30	30,000	47,814
Republic of Venezuela Bonds 9.25% due 09/15/27	70,000	54,775

Security Description	Principal Amount(20)		Value (Note 2)
Sovereign (continued)
Russian Federation Senior Bonds 7.50% due 03/31/30(21)		$46,000	$53,020
United Mexican States Notes 5.95% due 03/19/19		50,000	54,000
Total Foreign Government Agencies (cost $755,338)			795,101
FOREIGN GOVERNMENT TREASURY — 0.9%
Sovereign — 0.9%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $689,617)	BRL	1,790,000	929,141
LOANS(15)(16) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.24% due 12/16/13(3)		11,476	11,112
Ford Motor Co. BTL-B 3.26% due 12/16/13(3)		200,303	193,950
Total Loans (cost $211,779)			205,062
MUNICIPAL BONDS & NOTES — 0.7%
Municipal Bonds — 0.7%
California State General Obligation Bonds 6.20% due 10/01/19		100,000	102,273
California State Build America General Obligation Bonds 7.55% due 04/01/39		385,000	398,040
Chicago Transit Authority Build America Revenue Bonds Series B 6.20% due 12/01/40		16,000	15,842
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57		20,000	19,884
New Jersey State Turnpike Authority Build America Revenue Bonds Series F 7.41% due 01/01/40		170,000	197,953
Total Municipal Bonds & Notes (cost $709,111)			733,992
U.S. GOVERNMENT AGENCIES — 28.6%
Federal Home Loan Mtg. Corp. — 3.2%
4.50% due 01/01/39		37,164	37,294
5.00% due 12/01/20		23,258	24,769
5.00% due 07/01/21		102,063	108,216
5.00% due 10/01/33		42,814	44,527
5.00% due 05/01/34		71,518	74,273
5.00% due 02/01/35		257,777	266,901
5.00% due 07/01/35		92,354	95,622
5.00% due 08/01/35		91,677	94,921
5.00% due 09/01/35		256,015	265,076

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 10/01/35	$131,806	$136,472
5.00% due 11/01/35	36,404	37,692
5.00% due 12/01/35	562,516	582,425
5.00% due 03/01/38	54,587	56,439
5.00% due 07/01/39	58,107	60,073
5.50% due 07/01/34	59,100	62,638
5.50% due 07/01/35	68,015	72,001
5.50% due 04/01/37	59,074	62,450
5.50% due 05/01/37	52,436	55,432
5.50% due 08/01/37	128,450	135,791
5.50% due 07/01/38	43,891	46,399
5.94% due 10/01/36(3)	116,575	123,405
6.00% due 09/01/26	250,547	269,236
6.00% due 12/01/33	77,523	84,283
6.00% due 08/01/36	29,794	32,047
6.50% due 05/01/16	3,033	3,276
6.50% due 05/01/29	14,424	15,921
6.50% due 11/01/34	22,171	24,347
6.50% due 03/01/36	36,004	39,245
6.50% due 05/01/36	891	971
6.50% due 11/01/37	27,115	29,522
7.00% due 04/01/32	12,913	14,469
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	79,283	81,053
Series 2586, Class NK 3.50% due 08/15/16(6)	28,199	28,790
Series 3102, Class PG 5.00% due 11/15/28(6)	70,000	73,905
Series 3317, Class PD 5.00% due 09/15/31(6)	90,000	95,671
Series 3349, Class HB 5.50% due 06/15/31(6)	79,000	84,093
Series 1577, Class PK 6.50% due 09/15/23(6)	96,000	103,509
Series 1226, Class Z 7.75% due 03/15/22(6)	3,640	3,944
		3,427,098
Federal National Mtg. Assoc. — 19.6%
2.13% due 01/25/13	18,000	18,154
4.50% due 01/01/39	36,645	36,773
4.50% due 06/01/39	636,061	638,229
4.57% due 01/01/15	782,309	828,820
4.75% due 12/15/10	15,000	15,440
4.85% due 11/01/15	796,114	851,903
5.00% due 03/15/16	11,000	12,057
5.00% due 03/01/18	43,878	46,825
5.00% due 06/01/19	14,111	15,033
5.00% due 09/01/35	521,396	539,361
5.00% due 10/01/35	1,874,006	1,938,576
5.50% due 06/01/20	319,111	344,083
5.50% due 07/01/20	198,197	213,707
5.50% due 03/01/21	228,975	246,893
5.50% due 04/01/21	332,125	356,455
5.50% due 06/01/21	266,436	285,953
5.50% due 10/01/21	250,884	269,262
5.50% due 12/01/21	494,978	531,237
5.50% due 06/01/22	241,885	259,037

Security Description	Principal Amount(20)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 05/01/34	$17,033	$18,076
5.50% due 06/01/34	42,752	45,277
5.50% due 07/01/35	3,978,825	4,213,884
5.50% due 12/01/35	108,766	114,988
5.50% due 06/01/36	1,950,275	2,070,368
5.50% due 12/01/36	3,908	4,126
5.50% due 07/01/38	26,177	27,619
5.92% due 10/01/11	422,392	442,221
6.00% due 06/01/17	18,675	20,242
6.00% due 06/01/26	155,335	166,053
6.00% due 03/01/27	196,251	209,444
6.00% due 12/01/33	15,417	16,730
6.00% due 05/01/34	57,978	62,554
6.00% due 08/01/34	6,388	6,886
6.00% due 07/01/38	166,158	176,701
6.00% due April TBA	4,200,000	4,461,190
6.06% due 09/01/11	256,747	272,245
6.09% due 05/01/11	229,709	236,624
6.29% due 02/01/11	125,770	128,041
6.50% due 08/01/16	14,063	15,229
6.50% due 09/01/32	34,611	38,240
6.50% due 04/01/34	6,751	7,416
6.50% due 11/01/35	55,685	60,671
6.50% due 02/01/36	184,578	200,587
6.50% due 07/01/36	26,228	28,503
6.50% due 10/01/37	47,089	51,100
7.00% due 06/01/37	362,655	402,576
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	85,000	90,624
		21,036,013
Government National Mtg. Assoc. — 5.8%
4.50% due April TBA	1,700,000	1,719,922
5.00% due 01/15/40	298,945	311,421
5.00% due April TBA	2,900,000	3,014,187
5.50% due 04/15/36	259,051	275,112
6.00% due 02/15/33	78,083	84,505
6.50% due 07/15/28	498,037	549,458
6.50% due 08/15/28	26,867	29,641
6.50% due 09/15/28	54,316	59,924
6.50% due 11/15/28	51,165	56,448
7.00% due 01/15/33	22,830	25,624
7.00% due 05/15/33	32,659	36,546
7.00% due 11/15/33	14,299	15,877
7.50% due 01/15/32	12,961	14,668
8.00% due 02/15/30	2,646	3,049
8.50% due 11/15/17	2,405	2,639
9.00% due 11/15/21	761	872
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/35(6)	1,378	1,544
Series 2005-74, Class HB 7.50% due 09/16/35(6)	10,437	11,707
Series 2005-74, Class HC 7.50% due 09/16/35(6)	6,220	6,959
		6,220,103
Total U.S. Government Agencies (cost $29,513,517)		30,683,214

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 5.6%
United States Treasury Bonds — 4.5%
3.50% due 02/15/39	$16,000	$12,947
4.25% due 05/15/39	196,000	181,606
4.38% due 02/15/38	845,000	803,543
4.38% due 11/15/39	73,000	69,031
4.50% due 05/15/38	13,000	12,612
4.50% due 08/15/39	75,000	72,422
4.63% due 02/15/40	2,475,000	2,439,422
5.25% due 11/15/28	32,000	34,840
6.25% due 08/15/23(17)	320,000	384,550
6.63% due 02/15/27(17)	600,000	754,313
8.13% due 08/15/19	8,000	10,757
		4,776,043
United States Treasury Notes — 1.1%
1.50% due 10/31/10	150,000	151,043
2.00% due 11/30/13	40,000	40,069
2.38% due 09/30/14	240,000	240,075
2.38% due 02/28/15	8,000	7,945
2.63% due 05/31/10(17)	525,000	527,112
2.75% due 02/15/19	5,000	4,641
3.13% due 05/15/19	3,000	2,857
3.25% due 07/31/16	130,000	131,351
3.38% due 11/15/19	36,000	34,737
3.63% due 08/15/19	6,000	5,927
3.63% due 02/15/20	6,000	5,898
3.75% due 11/15/18	65,000	65,492
		1,217,147
Total U.S. Government Treasuries (cost $6,102,550)		5,993,190
Total Long-Term Investment Securities (cost $103,429,084)		110,940,352
REPURCHASE AGREEMENTS — 4.5%
Bank of America Joint Repurchase Agreement(18)	4,095,000	4,095,000
UBS Securities LLC Joint Repurchase Agreement(18)	725,000	725,000
Total Repurchase Agreements (cost $4,820,000)		4,820,000
TOTAL INVESTMENTS (cost $108,249,084)(19)	108.0%	115,760,352
Liabilities in excess of other assets	(8.0)	(8,575,993)
NET ASSETS	100.0%	$107,184,359

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $9,091,745 representing 8.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security - the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2010, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$3,500	$70.00	0.00%

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Security in default of interest and principal at maturity.

(10)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $3,533 representing 0.0% of net assets.

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  Bond in default

(15)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  See Note 3 for cost of investments on a tax basis.

(20)  Denominated in United States dollars unless otherwise indicated.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

(21)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2010.

(22)  A portion of the interest was paid in additional bonds.

(23)  Subsequent to March 31, 2010, interest payments have been suspended for twenty-four months according to the agreement with the European Commission.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
20	Long	Australian 10 YR Bonds	June 2010	$13,091,904	$13,097,591	$5,687
12	Short	Long Gilt Futures	June 2010	2,080,271	2,088,771	(8,500)
20	Long	U.S. Treasury 2 YR Notes	June 2010	4,337,295	4,339,063	1,768
11	Long	U.S. Treasury 5 YR Notes	June 2010	1,263,047	1,263,281	234
46	Short	U.S. Treasury 10 YR Notes	June 2010	5,385,685	5,347,500	38,185
7	Long	U.S. Treasury Long Bonds	June 2010	812,929	812,875	(54)
						$37,320

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	1,542,000	USD	856,381	06/16/2010	$2,309
	CAD	412,000	USD	407,914	06/16/2010	2,294
	EUR	365,000	USD	502,299	06/16/2010	9,289
*	JPY	90,250,000	USD	997,524	06/16/2010	31,806
*	USD	470,737	INR	21,475,000	04/30/2010	6,613
*	USD	682,977	KRW	775,862,000	06/16/2010	889
*	USD	289,727	MXN	3,690,000	06/16/2010	6,511
	USD	803,465	TWD	25,510,000	04/30/2010	2,029
						61,740
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	CAD	411,000	USD	399,935	06/16/2010	$(4,701)
*	INR	21,475,000	USD	469,912	04/30/2010	(7,437)
*	KRW	583,355,000	USD	510,046	06/16/2010	(4,139)
*	MXN	3,690,000	USD	291,838	06/16/2010	(4,399)
*	USD	774,742	BRL	1,395,000	06/16/2010	(2,089)
	USD	506,166	GBP	330,000	06/16/2010	(5,604)
*	USD	490,215	JPY	45,125,000	06/16/2010	(7,356)
*	USD	344,633	KRW	390,848,000	06/16/2010	(128)
						(35,853)
Net Unrealized Appreciation (Depreciation)						$25,887

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

TWD — New Taiwan Dollar

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$17,516,644	$—	$—	$17,516,644
Preferred Stock	225,799	—	—	225,799
Asset Backed Securities	—	18,388,344	574,980	18,963,324
Convertible Bonds & Notes	—	—	3,500	3,500
U.S. Corporate Bonds & Notes	—	27,852,466	103,186	27,955,652
Foreign Corporate Bonds & Notes	—	6,935,733	0	6,935,733
Foreign Government Agencies	—	795,101	—	795,101
Foreign Government Treasury	—	929,141	—	929,141
Loans	—	205,062	—	205,062
Municipal Bonds & Notes	—	733,992	—	733,992
U.S. Government Agencies	—	30,683,214	—	30,683,214
U.S. Government Treasuries	—	5,993,190	—	5,993,190
Repurchase Agreements	—	4,820,000	—	4,820,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	45,874	—	—	45,874
Open Futures Contracts - Depreciation	(8,554)	—	—	(8,554)
Open Forward Foreign Currency Contracts - Appreciation	—	61,740	—	61,740
Open Forward Foreign Currency Contracts - Depreciation	—	(35,853)	—	(35,853)
Total	$17,779,763	$97,362,130	$681,666	$115,823,559

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$141,500	$1,000	$95,572	$0
Accrued discounts/premiums	—	—	251	—
Realized gain(loss)	252	—	(12,671)	—
Change in unrealized appreciation(depreciation)	73,480	2,500	40,305	—
Net purchases(sales)	494,931	—	(16,402)	—
Transfers in and/or out of Level 3	(135,183)	—	(3,869)	—
Balance as of 3/31/2010	$574,980	$3,500	$103,186	$0

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Commercial Paper	5.1%
Federal National Mtg. Assoc.	5.0
Federal Home Loan Bank	3.8
Oil Companies-Integrated	3.3
Diversified Financial Services	3.2
Banks-Commercial	3.2
U.S. Government Treasuries	3.1
Repurchase Agreements	3.1
Medical-Drugs	2.9
Diversified Banking Institutions	2.9
Electric-Integrated	2.1
Federal Home Loan Mtg. Corp.	2.1
Telephone-Integrated	2.0
Index Fund-Large Cap	1.5
Computers	1.4
Oil Companies-Exploration & Production	1.4
Diversified Manufacturing Operations	1.2
Electronic Components-Semiconductors	1.1
Medical-Biomedical/Gene	1.1
Applications Software	1.0
Food-Misc.	1.0
Retail-Apparel/Shoe	1.0
Government National Mtg. Assoc.	1.0
Real Estate Investment Trusts	1.0
Steel-Producers	1.0
Auto-Cars/Light Trucks	0.9
Cable/Satellite TV	0.9
Electric Products-Misc.	0.9
Chemicals-Diversified	0.9
Insurance-Multi-line	0.8
Retail-Discount	0.8
Cosmetics & Toiletries	0.8
Oil-Field Services	0.8
Medical Products	0.7
Enterprise Software/Service	0.7
Coal	0.7
Banks-Super Regional	0.7
Insurance-Life/Health	0.6
Chemicals-Specialty	0.6
Networking Products	0.6
Aerospace/Defense-Equipment	0.6
Medical-Wholesale Drug Distribution	0.6
Metal-Copper	0.6
Cellular Telecom	0.6
Aerospace/Defense	0.6
Auto/Truck Parts & Equipment-Original	0.6
Retail-Restaurants	0.5
Commercial Services-Finance	0.5
Insurance-Property/Casualty	0.5
Electric-Transmission	0.5
Multimedia	0.5
Consumer Products-Misc.	0.5
Tobacco	0.5
Telecom Services	0.4
Television	0.4
Retail-Misc./Diversified	0.4
Internet Security	0.4
Finance-Other Services	0.4
Web Portals/ISP	0.4
Investment Management/Advisor Services	0.4

Medical-HMO	0.4%
Medical-Hospitals	0.4
Diversified Minerals	0.4
Diversified Operations	0.4
Computers-Memory Devices	0.4
Investment Companies	0.4
Semiconductor Components-Integrated Circuits	0.4
Paper & Related Products	0.4
Electronic Components-Misc.	0.4
Building & Construction Products-Misc.	0.4
Oil & Gas Drilling	0.4
Finance-Investment Banker/Broker	0.4
Beverages-Non-alcoholic	0.4
Computers-Integrated Systems	0.4
Computer Services	0.4
Food-Retail	0.4
Broadcast Services/Program	0.3
Brewery	0.3
Gas-Distribution	0.3
Transport-Services	0.3
Engineering/R&D Services	0.3
Retail-Drug Store	0.3
Wire & Cable Products	0.3
Transport-Rail	0.3
Pipelines	0.3
Special Purpose Entities	0.3
Medical-Outpatient/Home Medical	0.3
Building Products-Doors & Windows	0.3
Metal-Diversified	0.3
Fisheries	0.3
Agricultural Operations	0.3
Real Estate Operations & Development	0.3
Internet Infrastructure Software	0.3
Energy-Alternate Sources	0.3
Auto-Heavy Duty Trucks	0.2
Office Automation & Equipment	0.2
Independent Power Producers	0.2
Machinery-Construction & Mining	0.2
Insurance-Reinsurance	0.2
Electronics-Military	0.2
Metal Processors & Fabrication	0.2
Finance-Auto Loans	0.2
Software Tools	0.2
Finance-Consumer Loans	0.2
Medical-Generic Drugs	0.2
Airlines	0.2
Commercial Services	0.2
Banks-Special Purpose	0.2
Machinery-General Industrial	0.2
Real Estate Management/Services	0.2
Apparel Manufacturers	0.2
Savings & Loans/Thrifts	0.2
Distribution/Wholesale	0.2
Pharmacy Services	0.2
Finance-Credit Card	0.2
Satellite Telecom	0.2
Retail-Regional Department Stores	0.2
Petrochemicals	0.2
Building-Residential/Commercial	0.2
Containers-Paper/Plastic	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Industry Allocation*
Retail-Building Products	0.2%
Seismic Data Collection	0.2
Import/Export	0.2
Index Fund-Mid Cap	0.2
Building-Heavy Construction	0.2
Medical Information Systems	0.2
Data Processing/Management	0.2
Telecommunication Equipment	0.2
Appliances	0.2
Agricultural Chemicals	0.2
Vitamins & Nutrition Products	0.2
Rental Auto/Equipment	0.1
Non-Ferrous Metals	0.1
Food-Dairy Products	0.1
Oil Field Machinery & Equipment	0.1
Instruments-Scientific	0.1
Retail-Automobile	0.1
Casino Hotels	0.1
Electronic Parts Distribution	0.1
Banks-Fiduciary	0.1
Gambling (Non-Hotel)	0.1
Building & Construction-Misc.	0.1
Wireless Equipment	0.1
Water	0.1
Audio/Video Products	0.1
Electric-Generation	0.1
Retail-Auto Parts	0.1
Batteries/Battery Systems	0.1
Index Fund	0.1
Soap & Cleaning Preparation	0.1
Medical Instruments	0.1
Semiconductor Equipment	0.1
Power Converter/Supply Equipment	0.1
Shipbuilding	0.1
Printing-Commercial	0.1
Medical-Nursing Homes	0.1
Rubber-Tires	0.1
Municipal Bonds	0.1
Machinery-Electrical	0.1
Metal-Aluminum	0.1
Gold Mining	0.1
Retail-Major Department Stores	0.1
Steel Pipe & Tube	0.1
Containers-Metal/Glass	0.1
Water Treatment Systems	0.1
Retail-Petroleum Products	0.1
Electronic Connectors	0.1
Transactional Software	0.1
Retail-Pet Food & Supplies	0.1
Food-Meat Products	0.1
Building Products-Cement	0.1
Venture Capital	0.1
Financial Guarantee Insurance	0.1
Retail-Pawn Shops	0.1
Medical Labs & Testing Services	0.1
Food-Canned	0.1
Index Fund-Small Cap	0.1
Disposable Medical Products	0.1
Retirement/Aged Care	0.1
Footwear & Related Apparel	0.1

Physical Therapy/Rehabilitation Centers	0.1%
Retail-Consumer Electronics	0.1
Circuit Boards	0.1
Schools	0.1
E-Commerce/Products	0.1
Food-Flour & Grain	0.1
Garden Products	0.1
Food-Catering	0.1
Internet Content-Information/News	0.1
Beverages-Wine/Spirits	0.1
Office Supplies & Forms	0.1
Direct Marketing	0.1
Food-Baking	0.1
Transport-Truck	0.1
Home Furnishings	0.1
Rubber/Plastic Products	0.1
Publishing-Periodicals	0.1
Travel Services	0.1
Electronic Measurement Instruments	0.1
102.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 63.7%
Advanced Materials — 0.0%
PV Crystalox Solar PLC	3,795	$2,764
STR Holdings, Inc.†	485	11,398
		14,162
Advertising Services — 0.0%
Vertis Holdings, Inc.†(1)(21)	1,532	2
Aerospace/Defense — 0.6%
General Dynamics Corp.	459	35,435
Lockheed Martin Corp.	7,348	611,501
MTU Aero Engines Holding AG	632	36,769
National Presto Industries, Inc.	241	28,657
Northrop Grumman Corp.	6,637	435,188
Raytheon Co.	3,378	192,951
		1,340,501
Aerospace/Defense-Equipment — 0.5%
Argon ST, Inc.†	630	16,764
Cobham PLC	6,338	24,718
European Aeronautic Defence and Space Co. NV	29,080	585,030
United Technologies Corp.	7,979	587,334
		1,213,846
Agricultural Chemicals — 0.1%
Agrium, Inc.	1,305	92,281
CF Industries Holdings, Inc.	2,045	186,463
		278,744
Agricultural Operations — 0.3%
Andersons, Inc.	3,297	110,384
Archer-Daniels-Midland Co.	12,249	353,996
China Green Holdings, Ltd.	120,000	151,309
		615,689
Airlines — 0.2%
British Airways PLC†	16,678	61,500
Copa Holdings SA, Class A	1,832	111,386
easyJet PLC†	8,807	61,330
Hawaiian Holdings, Inc.†	8,086	59,594
Singapore Airlines, Ltd.	7,000	76,057
UAL Corp.†	2,933	57,340
		427,207
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,067	18,267
Apparel Manufacturers — 0.2%
Carter's, Inc.†	742	22,371
Christian Dior SA	826	88,113
Coach, Inc.	3,187	125,950
Hanesbrands, Inc.†	3,800	105,716
Maidenform Brands, Inc.†	1,856	40,554
		382,704
Appliances — 0.2%
Electrolux AB, Class B	7,418	169,511
Whirlpool Corp.	2,100	183,225
		352,736
Applications Software — 1.0%
Actuate Corp.†	4,767	26,648
Check Point Software Technologies†	1,422	49,855

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Citrix Systems, Inc.†	3,275	$155,464
Emdeon, Inc., Class A†	2,189	36,162
Microsoft Corp.	62,572	1,831,482
NetSuite, Inc.†	2,152	31,290
Quest Software, Inc.†	9,053	161,053
Salesforce.com, Inc.†	2,319	172,650
		2,464,604
Auction House/Art Dealers — 0.0%
Sotheby's	1,169	36,344
Audio/Video Products — 0.1%
Skyworth Digital Holdings, Ltd.	18,000	21,027
Sony Corp.	6,500	248,904
		269,931
Auto-Cars/Light Trucks — 0.8%
Dongfeng Motor Group Co., Ltd.	118,000	191,493
Ford Motor Co.†	65,400	822,078
Ford Otomotiv Sanayi AS	11,302	81,912
Honda Motor Co., Ltd.	4,000	141,191
Nissan Motor Co., Ltd.†	14,900	127,660
Peugeot SA†	14,280	420,463
Porsche Automobil Holding SE	1,224	74,700
Renault SA†	1,296	60,740
Tofas Turk Otomobil Fabrikasi AS	16,864	63,334
		1,983,571
Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	5,000	223,650
Oshkosh Corp.†	6,543	263,945
		487,595
Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	7,400	221,628
American Axle & Manufacturing Holdings, Inc.†	2,411	24,062
ArvinMeritor, Inc.†	5,306	70,835
Dana Holding Corp.†	990	11,761
GKN PLC†	7,159	14,992
GUD Holdings, Ltd.	1,440	12,236
Hyundai Mobis	1,051	139,334
Koito Manufacturing Co., Ltd.	9,000	133,619
NGK Spark Plug Co., Ltd.	6,000	81,506
Tenneco, Inc.†	1,069	25,282
Toyoda Gosei Co., Ltd.	900	25,232
TRW Automotive Holdings Corp.†	6,800	194,344
Valeo SA†	4,798	171,245
Westport Innovations, Inc.†	732	12,043
		1,138,119
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	1,029	17,657
Exide Technologies†	3,341	19,211
		36,868
Banks-Commercial — 2.9%
Anglo Irish Bank Corp., Ltd.†(1)(21)	72,610	981
Australia and New Zealand Banking Group, Ltd.	34,790	809,619
Banca Monte dei Paschi di Siena SpA	186,038	275,394

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Banco Bilbao Vizcaya Argentaria SA	1,783	$24,395
Banco Bradesco SA ADR	7,537	138,907
Banco do Brasil SA	2,702	45,354
Banco Latinoamericano de Comercio Exterior SA, Class E	3,313	47,575
Banco Popolare SC†	34,790	241,994
Banco Santander Brasil SA ADR	18,930	235,300
Banco Santander Chile ADR	1,735	118,362
Banco Santander SA	8,502	112,995
Bank Mandiri Tbk PT	187,000	109,946
Bank of Hawaii Corp.	3,400	152,830
Bank of the Ozarks, Inc.	1,620	57,008
Bank Rakyat Indonesia	150,000	135,996
Bankinter SA	19,586	162,956
China Citic Bank Corp., Ltd.(1)	209,000	157,472
China Construction Bank Corp.	339,000	277,251
Commonwealth Bank of Australia	771	39,826
Credicorp, Ltd.	1,433	126,362
Danske Bank A/S†	12,494	307,374
DBS Group Holdings, Ltd.	56,500	577,540
DnB NOR ASA†	5,133	58,644
EFG Eurobank Ergasias SA†	11,431	104,987
First Bancorp	1,571	21,240
First Financial Bancorp	2,049	36,452
First Midwest Bancorp, Inc.	852	11,545
Industrial & Commercial Bank of China	330,000	252,040
International Bancshares Corp.	2,411	55,429
Merchants Bancshares, Inc.	833	18,084
National Australia Bank, Ltd.	1,073	27,097
National Bank of Canada	1,490	90,722
National Bank of Greece SA†	1,882	37,875
Oriental Financial Group, Inc.	3,200	43,200
Oversea-Chinese Banking Corp., Ltd.	20,000	124,522
Royal Bank of Canada	1,250	73,155
Sberbank of Russian Federation	70,645	206,990
Southside Bancshares, Inc.	1,490	32,139
Standard Bank Group, Ltd.	12,694	199,723
State Bank of India GDR	576	54,144
Suffolk Bancorp	1,502	46,126
Sumitomo Mitsui Financial Group, Inc.	3,400	112,376
The Hachijuni Bank, Ltd.	20,000	113,809
Toronto-Dominion Bank	1,788	133,266
Turkiye Garanti Bankasi AS	14,116	66,034
Westpac Banking Corp.	26,912	687,531
Wilshire Bancorp, Inc.	2,611	28,799
Yamaguchi Financial Group, Inc.	4,000	43,769
		6,835,135
Banks-Fiduciary — 0.1%
State Street Corp.	1,253	56,560
The Bank of New York Mellon Corp.	4,700	145,136
		201,696

Security Description	Shares	Value (Note 2)
Banks-Super Regional — 0.6%
Capital One Financial Corp.	1,900	$78,679
PNC Financial Services Group, Inc.	2,800	167,160
US Bancorp	14,475	374,613
Wells Fargo & Co.	22,556	701,943
		1,322,395
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	832	11,432
Advanced Battery Technologies, Inc.†	8,780	34,242
Byd Co., Ltd., Class H	5,500	54,757
China BAK Battery, Inc.†	4,800	11,568
Energizer Holdings, Inc.†	487	30,564
EnerSys†	1,796	44,289
GS Yuasa Corp.	4,000	26,997
Saft Groupe SA	458	18,153
Simplo Technology Co., Ltd.	2,000	11,399
Ultralife Corp.†	1,563	6,268
Valence Technology, Inc.†	6,000	5,100
		254,769
Beverages-Non-alcoholic — 0.4%
Britvic PLC	6,269	44,141
Fomento Economico Mexicano SAB de CV ADR	3,013	143,208
PepsiCo, Inc.	4,300	284,488
The Coca-Cola Co.	6,900	379,500
		851,337
Beverages-Wine/Spirits — 0.0%
Diageo PLC	5,258	88,248
Brewery — 0.2%
Anheuser-Busch InBev NV	6,928	348,981
Cia Cervecerias Unidas SA	5,993	44,767
Heineken Holding NV	3,969	176,555
		570,303
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	4,400	129,404
Liberty Global, Inc., Class A†	12,350	360,126
		489,530
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	2,400	87,144
Broadwind Energy, Inc.†	3,055	13,656
China National Building Material Co., Ltd.	16,000	30,993
Fletcher Building, Ltd.	19,077	113,154
Geberit AG	513	91,809
Interline Brands, Inc.†	2,797	53,534
Nortek, Inc.†	1,222	48,880
Owens Corning, Inc.†	7,000	178,080
		617,250
Building & Construction-Misc. — 0.1%
Abengoa SA	1,335	38,506
Balfour Beatty PLC	10,377	46,013
Insituform Technologies, Inc., Class A†	1,364	36,296
Layne Christensen Co.†	1,634	43,644
Orascom Construction Industries	1,083	51,986
		216,445

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Cement — 0.1%
HeidelbergCement AG	1,636	$91,259
Siam Cement PCL NVDR	5,600	44,509
		135,768
Building Products-Doors & Windows — 0.3%
Asahi Glass Co., Ltd.	56,000	630,741
Building-Heavy Construction — 0.2%
Acciona SA	456	50,571
Chicago Bridge & Iron Co. NV†	2,728	63,453
Daelim Industrial Co., Ltd.	1,390	92,139
Granite Construction, Inc.	1,341	40,525
Impregilo SpA	11,161	38,553
Tutor Perini Corp.†	1,974	42,935
Vinci SA	901	53,101
		381,277
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc.†	8,020	36,411
Corp GEO SAB de CV, Series B†	33,500	101,607
KB Home	6,600	110,550
		248,568
Cable TV — 0.0%
Mediacom Communications Corp., Class A†	6,343	37,741
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	31,265	588,407
DIRECTV, Class A†	13,981	472,698
DISH Network Corp., Class A	16,604	345,695
Jupiter Telecommunications Co., Ltd.	31	35,811
Kabel Deutschland Holding AG†(1)	1,211	34,267
		1,476,878
Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	2,540	127,864
China Mobile, Ltd.	21,600	207,814
China Unicom (Hong Kong), Ltd.	36,000	40,570
Mobile Telesystems OJSC ADR	3,336	185,148
NII Holdings, Inc.†	4,824	200,968
Vivo Participacoes SA ADR	5,347	144,957
Vodafone Group PLC	19,269	44,446
		951,767
Chemicals-Diversified — 0.7%
Akzo Nobel NV	528	30,091
BASF SE	1,541	95,576
Celanese Corp., Class A	12,464	396,978
DIC Corp.	18,000	38,892
E.I. du Pont de Nemours & Co.	9,500	353,780
FMC Corp.	156	9,444
Hitachi Chemical Co., Ltd.	13,700	296,010
Huntsman Corp.	10,215	123,091
Innophos Holdings, Inc.	1,469	40,985
Koninklijke DSM NV	3,193	142,381
Nitto Denko Corp.	1,900	73,773
Rockwood Holdings, Inc.†	330	8,785

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Sociedad Quimica y Minera de Chile SA ADR	228	$8,525
The Dow Chemical Co.	4,603	136,111
		1,754,422
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,099	46,850
Ashland, Inc.	5,600	295,512
Brenntag AG†(1)	300	22,286
Eastman Chemical Co.	3,500	222,880
Hawkins, Inc.	1,581	38,260
Lubrizol Corp.	3,300	302,676
OM Group, Inc.†	2,197	74,434
Sigma-Aldrich Corp.	176	9,444
WR Grace & Co.†	5,948	165,117
		1,177,459
Circuit Boards — 0.1%
Tripod Technology Corp.	28,000	94,779
TTM Technologies, Inc.†	6,407	56,894
		151,673
Coal — 0.5%
Alpha Natural Resources, Inc.†	3,977	198,412
China Coal Energy Co.	90,000	140,722
China Shenhua Energy Co., Ltd.	39,000	167,769
CONSOL Energy, Inc.	171	7,295
International Coal Group, Inc.†	7,429	33,950
Massey Energy Co.	2,496	130,516
Peabody Energy Corp.	3,707	169,410
South Australia Coal Corp.(1)(2)(21)	502	46
Walter Energy, Inc.	3,269	301,631
Yanzhou Coal Mining Co., Ltd.	4,000	9,593
		1,159,344
Commercial Services — 0.1%
Alliance Data Systems Corp.†	535	34,235
Convergys Corp.†	13,728	168,305
HMS Holdings Corp.†	944	48,135
Steiner Leisure, Ltd.†	626	27,744
		278,419
Commercial Services-Finance — 0.5%
Deluxe Corp.	2,561	49,735
Dollar Financial Corp.†	1,185	28,511
Experian PLC	46,712	459,692
Lender Processing Services, Inc.	4,100	154,775
The Western Union Co.	12,600	213,696
Visa, Inc., Class A	1,500	136,545
Wright Express Corp.†	753	22,680
		1,065,634
Computer Aided Design — 0.0%
ANSYS, Inc.†	717	30,931
Computer Data Security — 0.0%
F-Secure Oyj	2,480	8,407
Fortinet, Inc.†	2,079	36,549
		44,956
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	3,605	35,077

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computer Services — 0.3%
3PAR, Inc.†	3,657	$36,570
CACI International, Inc., Class A†	464	22,667
Computershare, Ltd.	32,407	372,323
SRA International, Inc.†	1,216	25,281
Unisys Corp.†	3,680	128,395
		585,236
Computer Software — 0.0%
Global Defense Technology & Systems, Inc.†	3,017	40,428
Computers — 1.4%
Apple, Inc.†	4,546	1,067,992
Dell, Inc.†	6,303	94,608
Hewlett-Packard Co.	13,649	725,444
International Business Machines Corp.	11,029	1,414,469
Silicon Graphics International Corp.†	8,045	86,001
		3,388,514
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	2,284	13,042
Fujitsu, Ltd.	111,000	726,623
NCI, Inc.†	550	16,626
Super Micro Computer, Inc.†	2,600	44,928
		801,219
Computers-Memory Devices — 0.4%
EMC Corp.†	6,755	121,860
NetApp, Inc.†	4,188	136,361
Netezza Corp†	2,590	33,126
Quantum Corp.†	18,415	48,432
Seagate Technology†	15,200	277,552
Seagate Technology (Escrow Shares)†(1)(2)(21)	970	0
Smart Modular Technologies WWH, Inc.†	4,927	37,987
Western Digital Corp.†	6,998	272,852
		928,170
Consulting Services — 0.0%
SAIC, Inc.†	2,151	38,073
Stantec, Inc.†	1,336	34,740
		72,813
Consumer Products-Misc. — 0.3%
Clorox Co.	1,329	85,242
Helen of Troy, Ltd.†	1,531	39,898
Kimberly-Clark Corp.	7,900	496,752
Kimberly-Clark de Mexico SAB de CV, Class A	19,485	110,161
Prestige Brands Holdings, Inc.†	6,523	58,707
		790,760
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	5,800	156,368
Silgan Holdings, Inc.	569	34,271
		190,639
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,651	75,236
Sealed Air Corp.	4,800	101,184
		176,420

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,684	$314,098
Inter Parfums, Inc.	1,502	22,260
Oriflame Cosmetics SA SDR	2,233	139,164
The Estee Lauder Cos., Inc., Class A	6,300	408,681
The Procter & Gamble Co.	13,104	829,090
		1,713,293
Data Processing/Management — 0.1%
Acxiom Corp.†	1,747	31,341
CSG Systems International, Inc.†	4,981	104,402
Fair Isaac Corp.	1,687	42,749
		178,492
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,053	19,681
Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	563	21,411
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	533	3,912
Cepheid, Inc.†	266	4,650
Gen-Probe, Inc.†	146	7,300
		15,862
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	6,336	37,573
QIAGEN NV†	373	8,575
		46,148
Direct Marketing — 0.0%
APAC Customer Services, Inc.†	7,090	40,768
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,500	129,930
Medical Action Industries, Inc.†	2,813	34,516
		164,446
Distribution/Wholesale — 0.2%
Beacon Roofing Supply, Inc.†	4,084	78,127
Core-Mark Holding Co., Inc.†	903	27,641
Ingram Micro, Inc., Class A†	6,700	117,585
Kloeckner & Co. SE†	1,281	37,865
Tech Data Corp.†	3,700	155,030
WESCO International, Inc.†	1,456	50,538
		466,786
Diversified Banking Institutions — 2.6%
Bank of America Corp.	44,014	785,650
Barclays PLC	151,626	829,023
BNP Paribas	9,791	751,929
Citigroup, Inc.†	55,486	224,718
Credit Agricole SA	12,649	221,413
Credit Suisse Group AG	8,326	429,171
HSBC Holdings PLC	20,600	208,820
JP Morgan Chase & Co.	30,089	1,346,483
Julius Baer Group, Ltd.	644	23,362
Mitsubishi UFJ Financial Group, Inc.	4,900	25,682
Morgan Stanley	2,964	86,816
Societe Generale	1,009	63,459
The Goldman Sachs Group, Inc.	3,604	614,950
UniCredit SpA†	145,347	429,435
		6,040,911

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Financial Services — 0.2%
Irish Life & Permanent Group Holdings PLC†	12,548	$49,996
Shinhan Financial Group Co., Ltd.	8,100	318,216
Woori Finance Holdings Co., Ltd.	8,080	118,545
		486,757
Diversified Manufacturing Operations — 1.1%
3M Co.	5,230	437,071
Ameron International Corp.	431	27,106
AO Smith Corp.	1,426	74,965
AZZ, Inc.	828	28,028
Danaher Corp.	604	48,266
Dover Corp.	3,890	181,857
EnPro Industries, Inc.†	776	22,566
Federal Signal Corp.	4,091	36,860
General Electric Co.	58,762	1,069,468
ITT Corp.	710	38,063
Koppers Holdings, Inc.	3,499	99,092
Leggett & Platt, Inc.	7,800	168,792
LSB Industries, Inc.†	3,389	51,648
Pentair, Inc.	1,463	52,112
Siemens AG	369	36,956
SPX Corp.	3,106	205,990
Trelleborg AB	2,592	18,936
Tyco International, Ltd.	1,697	64,910
		2,662,686
Diversified Minerals — 0.2%
AMCOL International Corp.	930	25,296
Arafura Resources, Ltd.†	9,232	4,998
Avalon Rare Metals, Inc.†	2,312	5,737
BHP Billiton, Ltd.	3,535	141,401
Canada Lithium Corp.†	8,413	4,390
China Rare Earth Holdings, Ltd.†	24,000	5,842
Extract Resources, Ltd.†	814	5,782
Lynas Corp., Ltd.†	19,506	8,681
Orocobre, Ltd.†	2,227	4,557
Vale SA ADR	3,831	123,320
Xstrata PLC	7,872	149,143
		479,147
Diversified Operations — 0.4%
Guangdong Investment, Ltd.	168,000	90,878
Imperial Holdings, Ltd.	4,054	55,819
LG Corp.	924	57,982
Noble Group, Ltd.	67,000	146,553
Shanghai Industrial Holdings, Ltd.	29,000	132,968
Spectrum Brands, Inc.†	902	24,697
Swire Pacific, Ltd., Class A	30,000	360,692
		869,589
Drug Delivery Systems — 0.0%
Alkermes, Inc.†	1,884	24,435
E-Commerce/Products — 0.1%
Amazon.com, Inc.†	436	59,178
Daum Communications Corp.†	1,479	88,104
		147,282

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.0%
Rakuten, Inc.	69	$49,892
United Online, Inc.	6,637	49,645
		99,537
E-Services/Consulting — 0.0%
Websense, Inc.†	720	16,394
Electric Products-Misc. — 0.8%
Emerson Electric Co.	7,055	355,149
GrafTech International, Ltd.†	2,183	29,842
Harbin Electric, Inc.†	2,978	64,295
Hitachi, Ltd.†	126,000	470,361
Legrand SA	3,685	116,415
Mitsubishi Electric Corp.	90,000	826,933
Molex, Inc.	4,400	91,784
		1,954,779
Electric-Distribution — 0.0%
AGL Energy, Ltd.	2,926	40,356
Electric-Generation — 0.0%
CEZ AS	1,009	47,663
Huaneng Power International, Inc.	10,000	5,809
		53,472
Electric-Integrated — 1.6%
ATCO, Ltd., Class I	775	38,878
BKW FMB Energie AG	266	19,766
Chubu Electric Power Co., Inc.	7,200	179,981
Cia Energetica de Minas Gerais ADR	8,041	133,802
Constellation Energy Group, Inc.	7,100	249,281
DTE Energy Co.	4,700	209,620
EDF SA	888	48,455
Edison International	3,400	116,178
Endesa SA	795	22,721
Enel SpA	26,744	149,544
EDP-Energias de Portugal SA	73,928	293,861
Enersis SA ADR	5,502	109,985
Entergy Corp.	495	40,268
Exelon Corp.	6,619	289,978
FirstEnergy Corp.	5,405	211,282
FPL Group, Inc.	5,376	259,822
GDF Suez	2,665	102,945
Hokkaido Electric Power Co., Inc.	1,400	26,865
Hokuriku Electric Power Co.	1,200	26,390
Integrys Energy Group, Inc.	4,000	189,520
International Power PLC	15,898	76,935
Kyushu Electric Power Co., Inc.	1,100	23,944
NSTAR	4,200	148,764
Pinnacle West Capital Corp.	4,200	158,466
PPL Corp.	7,900	218,909
Public Power Corp. SA†	10,872	190,896
Public Service Enterprise Group, Inc.	1,516	44,752
RWE AG	467	41,377
Shikoku Electric Power Co.	700	19,834
Tenaga Nasional Bhd	48,500	119,243

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
The Kansai Electric Power Co., Inc.	1,300	$29,785
TransAlta Corp.	329	7,279
		3,799,326
Electric-Transmission — 0.5%
National Grid PLC	59,213	576,424
Red Electrica Corp. SA	6,071	325,819
Terna Rete Elettrica Nazionale SpA	52,409	226,693
		1,128,936
Electronic Components-Misc. — 0.3%
Coretronic Corp.	76,000	107,809
Garmin, Ltd.	722	27,783
Hon Hai Precision Industry Co., Ltd.	16,700	72,305
Jabil Circuit, Inc.	12,000	194,280
LG Display Co., Ltd.	3,850	135,938
NVE Corp.†	395	17,893
Plexus Corp.†	1,162	41,867
Venture Corp., Ltd.	7,000	43,633
Vishay Intertechnology, Inc.†	14,000	143,220
		784,728
Electronic Components-Semiconductors — 1.0%
Cavium Networks, Inc.†	2,843	70,677
Epistar Corp. GDR†*(1)(20)	337	5,699
Integrated Silicon Solution, Inc.†	2,030	21,417
Intel Corp.	38,904	866,003
MEMC Electronic Materials, Inc.†	1,230	18,856
Micron Technology, Inc.†	30,500	316,895
Motech Industries, Inc.	3,000	12,753
National Semiconductor Corp.	19,849	286,818
ON Semiconductor Corp.†	14,500	116,000
QLogic Corp.†	2,213	44,924
Renesola, Ltd. ADR†	1,300	7,696
Renewable Energy Corp. ASA†	3,442	16,100
Samsung Electronics Co., Ltd.	446	322,443
Silicon Laboratories, Inc.†	1,184	56,441
Solarworld AG	660	9,953
Texas Instruments, Inc.	8,279	202,587
Volterra Semiconductor Corp.†	1,042	26,154
		2,401,416
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	3,700	145,188
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	80,927
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,528	86,938
Badger Meter, Inc.	720	27,727
		114,665
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,900	117,507
Avnet, Inc.†	5,442	163,260
		280,767

Security Description	Shares	Value (Note 2)
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	4,358	$399,324
Energy-Alternate Sources — 0.3%
Areva SA	34	17,641
Aventine Renewable Energy Holdings, Inc.†(1)(21)	5,968	1,402
Ballard Power System, Inc.†	7,954	21,237
Canadian Solar, Inc.†	800	19,456
China Sunergy Co., Ltd. ADR†	1,373	5,506
Covanta Holding Corp.†	2,667	44,432
EDF Energies Nouvelles SA	317	15,163
EDP Renovaveis SA†	3,297	25,761
Ener1, Inc.†	2,814	13,310
Evergreen Energy, Inc.†	30,880	5,558
Fersa Energias Renovables SA	5,986	15,159
First Solar, Inc.†	1,181	144,850
FuelCell Energy, Inc.†	6,847	19,309
Green Plains Renewable Energy, Inc.†	908	12,957
GT Solar International, Inc.†	1,248	6,527
Gushan Environmental Energy, Ltd. ADR†	11,580	13,433
Headwaters, Inc.†	2,567	11,783
Iberdrola Renovables SA	8,596	35,701
Infigen Energy(19)	22,874	26,868
JA Solar Holdings Co., Ltd. ADR†	2,121	11,899
LDK Solar Co., Ltd. ADR†	1,727	11,329
Magma Energy Corp.†	2,752	3,848
Nordex SE†	1,787	20,395
PNE Wind AG†	1,930	5,292
Q-Cells SE†	758	7,535
Quantum Fuel Systems Technologies Worldwide, Inc.†	11,287	7,562
Ram Power Corp.†	1,380	3,940
Solar Millennium AG†	319	7,648
Solarfun Power Holdings Co., Ltd. ADR†	1,481	11,567
Solaria Energia y Medio Ambiente SA†	1,708	5,375
Theolia SA†	1,980	8,183
Trina Solar, Ltd. ADR†	908	22,164
VeraSun Energy Corp.†	5,181	63
Yingli Green Energy Holding Co., Ltd. ADR†	932	11,874
		594,727
Engineering/R&D Services — 0.3%
Aecom Technology Corp.†	1,803	51,151
EMCOR Group, Inc.†	3,515	86,574
Foster Wheeler AG†	8,014	217,500
Heerim Architects & Planners	259	2,150
SembCorp Industries, Ltd.†	60,000	177,133
Stanley, Inc.†	603	17,059
URS Corp.†	2,300	114,103
VSE Corp.	465	19,139
		684,809
Enterprise Software/Service — 0.7%
Autonomy Corp. PLC†	2,293	63,434
BMC Software, Inc.†	6,461	245,518

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service (continued)
Concur Technologies, Inc.†	2,198	$90,140
JDA Software Group, Inc.†	419	11,657
ManTech International Corp., Class A†	910	44,435
MicroStrategy, Inc., Class A†	800	68,056
Omnicell, Inc.†	2,607	36,576
Oracle Corp.	38,150	980,073
SYNNEX Corp.†	1,679	49,631
		1,589,520
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,332	53,729
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	5,547
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	535	18,452
Pall Corp.	793	32,109
		50,561
Finance-Consumer Loans — 0.1%
African Bank Investments, Ltd.	17,477	85,420
Nelnet, Inc., Class A	3,863	71,697
Ocwen Financial Corp.†	5,039	55,883
World Acceptance Corp.†	2,108	76,057
		289,057
Finance-Credit Card — 0.1%
American Express Co.	8,300	342,458
Finance-Investment Banker/Broker — 0.1%
Cowen Group, Inc., Class A†	4,307	24,378
E*Trade Financial Corp.†	43,152	71,201
Evercore Partners, Inc., Class A	1,857	55,710
Investment Technology Group, Inc.†	5,212	86,988
Nomura Holdings, Inc.	2,400	17,687
Oppenheimer Holdings, Inc.	2,234	56,989
SWS Group, Inc.	1,686	19,440
		332,393
Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	18,184
ORIX Corp.†	960	85,125
		103,309
Finance-Other Services — 0.2%
GFI Group, Inc.	5,791	33,472
Grupo Financiero Banorte SAB de CV	31,865	141,339
IntercontinentalExchange, Inc.†	1,300	145,834
NYSE Euronext	4,000	118,440
		439,085
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,198	92,230
MGIC Investment Corp.†	4,772	52,349
Radian Group, Inc.	1,946	30,435
		175,014
Fisheries — 0.3%
Austevoll Seafood ASA†	4,133	31,085
Cermaq ASA†	2,954	34,544

Security Description	Shares	Value (Note 2)
Fisheries (continued)
HQ Sustainable Maritime Industries, Inc.†	1,178	$7,068
Leroy Seafood Group ASA	746	18,075
Marine Harvest†	82,220	73,045
Pescanova SA	699	20,959
Toyo Suisan Kaisha, Ltd.	17,000	439,684
		624,460
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.	10,000	123,757
Food-Canned — 0.1%
Del Monte Foods Co.	11,200	163,520
Food-Catering — 0.1%
Compass Group PLC	17,554	140,117
Food-Dairy Products — 0.1%
Dean Foods Co.†	11,706	183,667
Yakult Honsha Co., Ltd.	5,500	148,369
		332,036
Food-Flour & Grain — 0.1%
Nisshin Seifun Group, Inc.	11,000	142,015
Food-Misc. — 0.9%
Associated British Foods PLC	22,020	326,969
ConAgra Foods, Inc.	8,400	210,588
General Mills, Inc.	6,500	460,135
Kellogg Co.	2,300	122,889
Kerry Group PLC	7,958	246,785
Nestle SA	6,607	338,371
Nutreco Holding NV	193	12,160
Sara Lee Corp.	16,100	224,273
SunOpta, Inc.†	6,014	24,958
Zhongpin, Inc.†	6,000	76,200
		2,043,328
Food-Retail — 0.3%
J Sainsbury PLC	9,478	47,118
Koninklijke Ahold NV	26,976	359,615
Metro AG	1,054	62,524
Safeway, Inc.	12,554	312,092
		781,349
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	600	82,800
Steven Madden, Ltd.†	1,427	69,638
		152,438
Gambling (Non-Hotel) — 0.1%
OPAP SA	8,229	186,724
Garden Products — 0.1%
Toro Co.	2,875	141,364
Gas-Distribution — 0.3%
Centrica PLC	24,384	108,751
Energen Corp.	2,602	121,071
NiSource, Inc.	7,800	123,240
Toho Gas Co., Ltd.	21,000	114,558
Tokyo Gas Co., Ltd.	28,000	123,393
UGI Corp.	3,500	92,890
		683,903

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Gold Mining — 0.1%
Cia de Minas Buenaventura SA ADR	1,952	$60,453
Gold Fields, Ltd.	12,316	155,900
		216,353
Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	1,386	8,912
Home Furnishings — 0.0%
La-Z-Boy, Inc.†	2,604	32,654
Tempur-Pedic International, Inc.†	882	26,601
		59,255
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,126	101,644
Human Resources — 0.0%
Emergency Medical Services Corp., Class A†	691	39,076
Randstad Holding NV†	715	33,979
		73,055
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	3,254	71,978
Import/Export — 0.2%
Marubeni Corp.	23,000	142,935
Mitsubishi Corp.	4,900	128,410
Mitsui & Co., Ltd.	7,100	119,308
		390,653
Independent Power Producers — 0.1%
Mirant Corp.†	12,402	134,686
Ormat Technologies, Inc.	281	7,907
		142,593
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	72	7,862
Watts Water Technologies, Inc., Class A	1,296	40,254
		48,116
Instruments-Scientific — 0.1%
FEI Co.†	12,486	286,054
PerkinElmer, Inc.	290	6,931
Roth & Rau AG†	257	8,662
Thermo Fisher Scientific, Inc.†	133	6,842
Varian, Inc.†	115	5,955
Waters Corp.†	91	6,146
		320,590
Insurance-Life/Health — 0.6%
Aflac, Inc.	5,673	307,987
American Equity Investment Life Holding Co.	12,564	133,807
China Pacific Insurance Group Co., Ltd.†	31,400	139,524
Conseco, Inc.†	4,687	29,153
Old Mutual PLC†	177,573	330,097
Primerica, Inc.†	57	855
Principal Financial Group, Inc.	6,000	175,260
Prudential Financial, Inc.	2,500	151,250
Prudential PLC	4,788	39,780
		1,307,713

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.7%
ACE, Ltd.	953	$49,842
Allianz SE	453	56,798
Assicurazioni Generali SpA	20,902	501,670
AXA SA	4,972	110,603
ING Groep NV CVA†	16,340	163,139
Loews Corp.	4,100	152,848
MetLife, Inc.	10,200	442,068
Zurich Financial Services AG	816	209,185
		1,686,153
Insurance-Property/Casualty — 0.4%
American Safety Insurance Holdings, Ltd.†	1,641	27,224
CNA Surety Corp.†	1,761	31,328
First Mercury Financial Corp.	1,502	19,571
Insurance Australia Group, Ltd.	30,361	108,100
QBE Insurance Group, Ltd.	3,287	62,830
The Progressive Corp.	13,200	251,988
The Travelers Cos., Inc.	9,224	497,543
Universal Insurance Holdings, Inc.	4,267	21,591
		1,020,175
Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd.	5,112	147,430
Everest Re Group, Ltd.	1,800	145,674
Flagstone Reinsurance Holdings, Ltd.	3,305	37,875
Maiden Holdings, Ltd.	4,772	35,265
Platinum Underwriters Holdings, Ltd.	842	31,222
SCOR SE	1,416	35,764
Transatlantic Holdings, Inc.	1,600	84,480
Validus Holdings, Ltd.	971	26,732
		544,442
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	876	32,806
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	60	35,820
HealthStream, Inc.†	3,852	15,755
WebMD Health Corp., Class A†	1,843	85,478
		137,053
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	4,467	140,308
F5 Networks, Inc.†	5,803	356,943
TIBCO Software, Inc.†	9,078	97,952
		595,203
Internet Security — 0.4%
Blue Coat Systems, Inc.†	1,047	32,499
McAfee, Inc.†	7,095	284,722
SonicWALL, Inc.†	1,910	16,598
Sourcefire, Inc.†	1,642	37,684
Symantec Corp.†	29,740	503,201
Trend Micro, Inc.	1,000	34,870
Vasco Data Security International, Inc.†	3,308	27,291
VeriSign, Inc.†	1,528	39,743
Zix Corp.†	1,908	4,408
		981,016

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,047	$24,500
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,376	65,649
Investment Companies — 0.4%
Allied Capital Corp.	9,100	45,227
Ares Capital Corp.	1,854	27,513
Blackrock Kelso Capital Corp	2,560	25,498
Eurazeo	1,387	96,347
Harris & Harris Group, Inc.†	11,766	54,241
Kinnevik Investment AB	24,200	445,752
MCG Capital Corp.†	12,744	66,396
NGP Capital Resources Co.	5,297	45,131
Resolution, Ltd.	74,136	92,195
		898,300
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	1,100	86,900
Ameriprise Financial, Inc.	1,900	86,184
BlackRock, Inc.	1,500	326,640
Eaton Vance Corp.	2,500	83,850
Franklin Resources, Inc.	1,100	121,990
Gartmore Group, Ltd.†	8,090	15,346
Invesco, Ltd.	3,900	85,449
Waddell & Reed Financial, Inc., Class A	3,200	115,328
		921,687
Machinery-Construction & Mining — 0.2%
Bucyrus International, Inc.	94	6,203
Caterpillar, Inc.	3,700	232,545
China National Materials Co., Ltd.	162,000	107,871
Joy Global, Inc.	174	9,848
Lonking Holdings, Ltd.	260,000	194,224
		550,691
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	574	17,214
Fuji Electric Holdings Co., Ltd.†	62,000	169,109
		186,323
Machinery-Farming — 0.0%
Deere & Co.	1,498	89,071
Lindsay Corp.	517	21,409
		110,480
Machinery-General Industrial — 0.2%
Alstom SA	623	38,850
Altra Holdings, Inc.†	3,010	41,327
Applied Industrial Technologies, Inc.	1,312	32,603
Doosan Heavy Industries and Construction Co., Ltd.	833	66,702
Gardner Denver, Inc.	786	34,616
GLV, Inc., Class A†	1,795	15,994
Organo Corp.	1,000	6,707
Roper Industries, Inc.	820	47,429
Shanghai Prime Machinery Co., Ltd.	290,000	59,761
Spirax-Sarco Engineering PLC	1,921	40,899
Wabtec Corp.	1,707	71,899
		456,787

Security Description	Shares	Value (Note 2)
Machinery-Material Handling — 0.0%
Tanfield Group PLC†	5,559	$2,699
Machinery-Pumps — 0.0%
Ebara Corp.†	13,000	66,328
The Gorman-Rupp Co.	928	23,608
		89,936
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	11,126	11,126
Medical Information Systems — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.†	1,973	38,592
athenahealth, Inc.†	991	36,231
Cerner Corp.†	596	50,696
Computer Programs & Systems, Inc.	585	22,862
Eclipsys Corp.†	1,980	39,362
Phase Forward, Inc.†	2,166	28,309
Quality Systems, Inc.	2,502	153,723
		369,775
Medical Instruments — 0.1%
AGA Medical Holdings, Inc.†	934	15,177
Beckman Coulter, Inc.	62	3,894
Bruker Corp.†	3,256	47,700
Genomic Health, Inc.†	218	3,835
Helicos BioSciences, Corp.†	4,842	3,825
Kensey Nash Corp.†	1,289	30,408
Medtronic, Inc.	2,033	91,546
Techne Corp.	103	6,560
Young Innovations, Inc.	1,502	42,296
		245,241
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	2,000	151,420
Medical Products — 0.7%
Baxter International, Inc.	1,992	115,934
Coloplast A/S	2,227	245,254
Covidien PLC	2,413	121,326
Greatbatch, Inc.†	906	19,198
Hospira, Inc.†	3,800	215,270
Invacare Corp.	782	20,754
Johnson & Johnson	12,687	827,193
West Pharmaceutical Services, Inc.	512	21,478
		1,586,407
Medical Sterilization Products — 0.0%
STERIS Corp.	1,594	53,654
Medical-Biomedical/Gene — 1.0%
AMAG Pharmaceuticals, Inc.†	926	32,327
Amgen, Inc.†	12,030	718,913
Bio-Rad Laboratories, Inc., Class A†	67	6,936
Biogen Idec, Inc.†	5,855	335,843
BioInvent International AB†	862	4,214
Celera Corp.†	625	4,438
China-Biotics, Inc.†	1,144	20,489
Compugen, Ltd.†	851	4,170
Cubist Pharmaceuticals, Inc.†	2,036	45,891
Dendreon Corp.†	800	29,176

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Emergent Biosolutions, Inc.†	1,517	$25,470
Enzo Biochem, Inc.†	692	4,166
Enzon Pharmaceuticals, Inc.†	2,967	30,204
Exelixis, Inc.†	3,791	23,011
Genzyme Corp.†	4,681	242,616
Gilead Sciences, Inc.†	6,500	295,620
Harvard Bioscience, Inc.†	1,072	4,149
Illumina, Inc.†	211	8,208
Life Technologies Corp.†	4,409	230,458
Martek Biosciences Corp.†	4,265	96,005
Millipore Corp.†	88	9,293
Nanosphere, Inc.†	947	4,536
PDL BioPharma, Inc.	3,902	24,231
Sinovac Biotech, Ltd.†	27,911	164,954
United Therapeutics Corp.†	665	36,795
		2,402,113
Medical-Drugs — 2.8%
Abbott Laboratories	10,300	542,604
Actelion, Ltd.†	3,162	143,855
Allergan, Inc.	5,000	326,600
Astellas Pharma, Inc.	3,400	123,104
AstraZeneca PLC	17,006	758,456
Auxilium Pharmaceuticals, Inc.†	641	19,974
Biovail Corp.	2,720	45,614
Bristol-Myers Squibb Co.	24,722	660,077
Eli Lilly & Co.	4,225	153,030
Endo Pharmaceuticals Holdings, Inc.†	2,816	66,711
Forest Laboratories, Inc.†	2,246	70,435
GlaxoSmithKline PLC	23,290	447,260
Hi-Tech Pharmacal Co., Inc.†	1,272	28,162
Idenix Pharmaceuticals, Inc.†	7,416	20,913
Medicis Pharmaceutical Corp., Class A	2,556	64,309
Merck & Co., Inc.	6,376	238,144
Miraca Holdings, Inc.	1,600	48,775
Nippon Shinyaku Co., Ltd.	5,000	56,637
Novartis AG	9,346	504,794
Pfizer, Inc.	57,823	991,664
Roche Holding AG	2,170	351,925
Salix Pharmaceuticals, Ltd.†	748	27,863
Sanofi-Aventis SA	6,923	516,057
Santarus, Inc.†	12,464	67,056
SciClone Pharmaceuticals, Inc.†	5,340	18,850
Somaxon Pharmaceuticals, Inc.†	5,430	46,970
UCB SA	1,840	78,570
Valeant Pharmaceuticals International†	3,458	148,383
Vanda Pharmaceuticals, Inc.†	2,134	24,626
Vivus, Inc.†	2,235	19,489
		6,610,907
Medical-Generic Drugs — 0.2%
Par Pharmaceutical Cos., Inc.†	3,800	94,240
Perrigo Co.	3,742	219,730
Teva Pharmaceutical Industries, Ltd. ADR	2,941	185,519
		499,489

Security Description	Shares	Value (Note 2)
Medical-HMO — 0.4%
Aetna, Inc.	3,205	$112,528
Healthspring, Inc.†	2,864	50,406
Humana, Inc.†	4,400	205,788
Magellan Health Services, Inc.†	916	39,828
UnitedHealth Group, Inc.	6,863	224,214
WellCare Health Plans, Inc.†	849	25,300
WellPoint, Inc.†	2,935	188,955
		847,019
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	4,700	173,571
Health Management Associates, Inc., Class A†	26,444	227,418
		400,989
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc.†	1,460	47,946
Kindred Healthcare, Inc.†	3,108	56,099
Odyssey HealthCare, Inc.†	1,895	34,319
Skilled Healthcare Group, Inc. Class A†	751	4,634
Sun Healthcare Group, Inc.†	4,212	40,183
The Ensign Group, Inc.	398	6,897
		190,078
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	1,278	70,571
Amsurg Corp.†	1,079	23,296
Continucare Corp.†	6,229	23,047
Gentiva Health Services, Inc.†	2,395	67,731
LHC Group, Inc.†	1,346	45,131
Lincare Holdings, Inc.†	7,391	331,708
		561,484
Medical-Wholesale Drug Distribution — 0.6%
Alapis Holding Industrial and Commercial SA	188,796	112,199
Alfresa Holdings Corp.	2,800	120,697
AmerisourceBergen Corp.	7,200	208,224
Cardinal Health, Inc.	7,700	277,431
McKesson Corp.	7,666	503,810
Suzuken Co., Ltd.	5,100	179,746
		1,402,107
Metal Processors & Fabrication — 0.2%
Ampco-Pittsburgh Corp.	1,656	41,102
Haynes International, Inc.	595	21,140
Johnson Matthey PLC	10,539	279,237
Timken Co.	5,436	163,134
		504,613
Metal-Aluminum — 0.1%
United Co. RUSAL PLC†	96,000	111,279
Metal-Copper — 0.5%
Antofagasta PLC	37,142	586,175
Freeport-McMoRan Copper & Gold, Inc.	5,000	417,700
Kazakhmys PLC	1,603	37,145
Sterlite Industries India, Ltd. ADR	8,064	150,071
		1,191,091

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Metal-Diversified — 0.3%
Elementos, Ltd.†	551	$96
Eurasian Natural Resources Corp. PLC	8,102	146,554
Mitsui Mining & Smelting Co., Ltd.	58,000	173,708
Quest Uranium Corp.†	1,716	5,491
Rio Tinto PLC	296	17,540
Rio Tinto, Ltd.	2,864	206,047
Tantalus Rare Earths AG†	43	7,318
Vedanta Resources PLC	1,628	68,581
Western Lithium Canada Corp.†	3,061	4,159
		629,494
Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	2,145	37,623
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	7,260	40,801
Multimedia — 0.4%
News Corp., Class A	11,900	171,479
Time Warner, Inc.	20,386	637,470
Vivendi SA	892	23,873
WPP PLC	5,961	61,783
		894,605
Networking Products — 0.6%
Acme Packet, Inc.†	1,897	36,574
Anixter International, Inc.†	1,444	67,651
Black Box Corp.	1,294	39,804
Cisco Systems, Inc.†	38,010	989,400
Ixia†	5,530	51,263
Juniper Networks, Inc.†	3,838	117,750
Netgear, Inc.†	1,542	40,246
Polycom, Inc.†	3,149	96,297
		1,438,985
Non-Ferrous Metals — 0.1%
Cameco Corp. (New York)	489	13,404
Cameco Corp. (Toronto)	343	9,392
Denison Mines Corp.†	3,000	4,372
Energy Resources of Australia, Ltd.	580	10,059
Horsehead Holding Corp†	5,317	62,953
Korea Zinc Co., Ltd.	812	144,968
Lithium Corp.†	3,377	3,512
Paladin Energy, Ltd.†	3,488	12,643
Rare Element Resources, Ltd.†	1,199	4,167
Thompson Creek Metals Co., Inc.†	3,504	47,409
Uex Corp.†	4,300	3,599
Uranium One, Inc.†	3,091	8,156
USEC, Inc.†	1,490	8,597
		333,231
Office Automation & Equipment — 0.2%
Canon, Inc.	11,000	509,466
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,900	105,589
Oil & Gas Drilling — 0.3%
Ensco International PLC ADR	5,220	233,751
Noble Corp.†	4,551	190,323

Security Description	Shares	Value (Note 2)
Oil & Gas Drilling (continued)
Patterson-UTI Energy, Inc.	10,700	$149,479
Rowan Cos., Inc.†	6,297	183,306
Unit Corp.†	825	34,881
		791,740
Oil Companies-Exploration & Production — 0.8%
Apache Corp.	2,700	274,050
Bronco Energy, Ltd.†	1,487	417
Cairn Energy PLC†	5,186	32,817
Canadian Oil Sands Trust	763	22,875
CNOOC, Ltd.	178,000	292,072
Connacher Oil and Gas, Ltd.†	4,742	6,957
Contango Oil & Gas Co.†	411	21,023
Gazprom OAO	35,506	205,935
KazMunaiGas Exploration Production GDR	4,576	112,890
Nexen, Inc.	4,392	108,670
Gazprom OAO ADR	2,809	65,927
Occidental Petroleum Corp.	7,489	633,120
Oilsands Quest, Inc.†	4,066	3,006
OPTI Canada, Inc.†	1,640	3,326
Petroleum Development Corp.†	3,149	72,962
Rosetta Resources, Inc.†	2,137	50,326
Swift Energy Co.†	1,327	40,792
UTS Energy Corp.†	3,360	8,039
Vaalco Energy, Inc.	4,840	23,910
		1,979,114
Oil Companies-Integrated — 3.2%
BG Group PLC	5,866	101,523
BP PLC	49,979	472,806
Chevron Corp.	18,843	1,428,865
ConocoPhillips	9,940	508,630
ENI SpA	31,251	733,173
Exxon Mobil Corp.	24,793	1,660,635
Hess Corp.	6,267	392,001
Marathon Oil Corp.	7,715	244,103
Murphy Oil Corp.	3,800	213,522
Petroleo Brasileiro SA ADR	7,658	340,704
Repsol YPF SA	6,766	160,198
Royal Dutch Shell PLC, Class B	14,896	410,388
Sasol, Ltd. ADR	715	29,508
Statoil ASA	29,506	683,138
Suncor Energy, Inc.	945	30,750
Total SA	1,329	77,150
		7,487,094
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	4,800	205,728
Complete Production Services, Inc.†	2,243	25,907
T-3 Energy Services, Inc.†	1,769	43,446
		275,081
Oil Refining & Marketing — 0.0%
CVR Energy, Inc.†	2,328	20,370

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services — 0.6%
Boots & Coots, Inc.†	25,202	$61,241
Halliburton Co.	7,790	234,713
Oil States International, Inc.†	925	41,939
Saipem SpA	9,298	359,797
Schlumberger, Ltd.	12,200	774,212
Technip SA	412	33,499
		1,505,401
Paper & Related Products — 0.2%
Clearwater Paper Corp.†	982	48,364
International Paper Co.	8,300	204,263
KapStone Paper and Packaging Corp.†	2,433	28,880
MeadWestvaco Corp.	7,136	182,325
OJI Paper Co., Ltd.	7,000	30,698
		494,530
Petrochemicals — 0.2%
Mitsui Chemicals, Inc.	147,000	444,978
Pharmacy Services — 0.2%
Ironwood Pharmaceuticals, Inc.†	1,295	17,508
Medco Health Solutions, Inc.†	5,600	361,536
		379,044
Photo Equipment & Supplies — 0.0%
Altek Corp.	46,000	80,969
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	2,876	53,781
Pipelines — 0.1%
The Williams Cos., Inc.	10,900	251,790
Pollution Control — 0.0%
Fuel Tech, Inc.†	2,317	18,582
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	22,155	28,137
China High Speed Transmission Equipment Group Co., Ltd.	14,000	30,942
Conergy AG†	7,104	7,494
E-Ton Solar Tech Co., Ltd.	3,000	6,282
Energy Conversion Devices, Inc.†	993	7,775
Evergreen Solar, Inc.†	2,900	3,277
Gamesa Corp. Tecnologica SA	2,592	35,534
Powell Industries, Inc.†	1,407	45,770
SMA Solar Technology AG	98	12,012
Solon SE†	307	2,126
SunPower Corp., Class A†	692	13,079
Vestas Wind Systems A/S†	860	46,730
		239,158
Precious Metals — 0.0%
Umicore	1,920	67,048
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	8,900	190,015
Protection/Safety — 0.0%
Landauer, Inc.	200	13,044
Public Thoroughfares — 0.0%
Ferrovial SA	6,880	66,906
Publishing-Books — 0.0%
Reed Elsevier PLC	2,323	18,525

Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.0%
Daily Mail & General Trust PLC	4,728	$35,701
Gannett Co., Inc.	1,880	31,058
		66,759
Real Estate Investment Trusts — 0.8%
Agree Realty Corp.	1,444	33,010
American Campus Communities, Inc.	3,055	84,501
American Capital Agency Corp.	1,101	28,186
Annaly Capital Management, Inc.	13,100	225,058
Anworth Mortgage Asset Corp.	3,847	25,929
Apartment Investment & Management Co., Class A	4,300	79,163
Ashford Hospitality Trust, Inc.†	9,036	64,788
CapLease, Inc.	5,021	27,867
CBL & Associates Properties, Inc.	3,708	50,800
CFS Retail Property Trust	118,409	203,734
Chimera Investment Corp.	18,800	73,132
Dexus Property Group	50,212	37,322
Digital Realty Trust, Inc.	1,800	97,560
Entertainment Properties Trust	817	33,603
Glimcher Realty Trust	7,104	36,017
HRPT Properties Trust	5,740	44,657
Japan Retail Fund Investment Corp.	32	37,651
Lexington Realty Trust	5,389	35,082
LTC Properties, Inc.	2,054	55,581
National Health Investors, Inc.	2,161	83,760
Omega Healthcare Investors, Inc.	1,542	30,054
Pennsylvania Real Estate Investment Trust	2,335	29,117
Plum Creek Timber Co., Inc.	2,000	77,820
PS Business Parks, Inc.	1,375	73,425
Public Storage	2,200	202,378
Rayonier, Inc.	2,300	104,489
Saul Centers, Inc.	746	30,884
SL Green Realty Corp.	576	32,988
Universal Health Realty Income Trust	481	16,999
Urstadt Biddle Properties, Inc., Class A	1,528	24,158
		1,979,713
Real Estate Management/Services — 0.2%
BR Malls Participacoes SA†	657	7,758
CB Richard Ellis Group, Inc., Class A†	12,000	190,200
Jones Lang LaSalle, Inc.	2,200	160,358
		358,316
Real Estate Operations & Development — 0.3%
Aldar Properties PJSC	97,284	120,512
Brookfield Properties Corp.	2,917	44,948
Guangzhou R&F Properties Co., Ltd.	55,200	91,041
Hang Lung Group, Ltd.	10,000	52,935
JHSF Participacoes SA	63,120	115,709
New World Development Co., Ltd.	17,000	33,237
Renhe Commercial Holdings Co., Ltd.	166,000	38,484

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development (continued)
Soho China, Ltd.	51,000	$29,099
UOL Group, Ltd.	13,000	36,241
Wheelock & Co., Ltd.	8,000	23,544
		585,750
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	7,172	82,478
Dollar Thrifty Automotive Group, Inc.†	2,068	66,445
		148,923
Research & Development — 0.0%
Silex Systems, Ltd.†	1,577	8,147
Retail-Apparel/Shoe — 1.0%
Aeropostale, Inc.†	2,978	85,856
Dress Barn, Inc.†	3,099	81,070
Esprit Holdings, Ltd.	5,600	44,213
Guess?, Inc.	2,200	103,356
Gymboree Corp.†	840	43,369
JOS. A. Bank Clothiers, Inc.†	919	50,223
Kenneth Cole Productions, Inc., Class A†	1,308	16,755
Limited Brands, Inc.	11,400	280,668
Next PLC	20,240	664,655
Phillips-Van Heusen Corp.	4,182	239,880
Ross Stores, Inc.	5,100	272,697
The Buckle, Inc.	1,203	44,222
The Children's Place Retail Stores, Inc.†	511	22,765
The Gap, Inc.	16,300	376,693
		2,326,422
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	3,300	138,336
AutoZone, Inc.†	700	121,163
		259,499
Retail-Automobile — 0.1%
Astra International Tbk PT	26,500	122,023
AutoNation, Inc.†	5,000	90,400
Sonic Automotive, Inc.†	2,783	30,613
		243,036
Retail-Building Products — 0.2%
Home Depot, Inc.	8,400	271,740
Lowe's Cos., Inc.	6,900	167,256
		438,996
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,900	80,826
Carphone Warehouse Group PLC†	11,388	27,564
RadioShack Corp.	1,926	43,585
		151,975
Retail-Convenience Store — 0.0%
Lawson, Inc.	1,000	42,678
Retail-Discount — 0.8%
Big Lots, Inc.†	2,572	93,672
BJ's Wholesale Club, Inc.†	5,596	206,996
Dollar Tree, Inc.†	2,396	141,891

Security Description	Shares	Value (Note 2)
Retail-Discount (continued)
Target Corp.	5,100	$268,260
Wal-Mart Stores, Inc.	18,925	1,052,230
		1,763,049
Retail-Drug Store — 0.2%
Walgreen Co.	12,500	463,625
Retail-Gardening Products — 0.0%
Tractor Supply Co.	394	22,872
Retail-Home Furnishings — 0.0%
JD Group, Ltd.	16,814	102,148
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	1,222	39,519
Retail-Major Department Stores — 0.1%
Home Retail Group PLC	9,203	37,847
Hyundai Department Store Co., Ltd.	1,110	101,538
PPR	569	75,753
		215,138
Retail-Misc./Diversified — 0.4%
AerCap Holdings NV†(1)	10,354	119,278
CJ O Shopping Co., Ltd.†	1,065	67,772
Wesfarmers, Ltd.	24,032	701,064
Woolworths Holdings Ltd./South Africa	33,967	105,066
		993,180
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	5,758	94,546
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,040	41,059
EZCORP, Inc., Class A†	6,484	133,571
		174,630
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	5,800	185,368
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	855	22,777
Retail-Regional Department Stores — 0.1%
Macy's, Inc.	11,142	242,561
Stage Stores, Inc.	2,243	34,520
		277,081
Retail-Restaurants — 0.5%
AFC Enterprises, Inc.†	7,280	78,114
Brinker International, Inc.	8,700	167,736
Carrols Restaurant Group, Inc.†	1,699	11,553
CEC Entertainment, Inc.†	848	32,300
Domino's Pizza, Inc.†	7,832	106,829
McDonald's Corp.	7,669	511,676
Starbucks Corp.	9,600	232,992
		1,141,200
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	4,579	95,381
Emeritus Corp.†	2,877	58,547
		153,928
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	2,306	43,860
Nokian Renkaat Oyj	1,114	28,934

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Rubber-Tires (continued)
The Goodyear Tire & Rubber Co.†	7,000	$88,480
		161,274
Rubber/Plastic Products — 0.1%
Top Glove Corp. Bhd	27,900	118,887
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,870	119,044
Iridium Communications, Inc.†	3,268	26,503
		145,547
Savings & Loans/Thrifts — 0.2%
First Defiance Financial Corp.	1,660	16,799
Flushing Financial Corp.	3,335	42,221
Hudson City Bancorp, Inc.	29,100	412,056
		471,076
Schools — 0.1%
Bridgepoint Education, Inc.†	1,159	28,488
Career Education Corp.†	1,045	33,064
Lincoln Educational Services Corp.†	3,405	86,147
		147,699
Sector Fund-Technology — 0.0%
Uranium Participation Corp.†	996	5,825
Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas†	13,805	391,654
Semiconductor Components-Integrated Circuits — 0.4%
Advanced Semiconductor Engineering, Inc.	120,000	109,579
Cirrus Logic, Inc.†	3,763	31,572
Emulex Corp.†	5,477	72,735
Integrated Device Technology, Inc.†	12,100	74,173
Macronix International Co., Ltd.	179,000	118,364
Powertech Technology, Inc.	5,000	17,869
Sigma Designs, Inc.†	2,858	33,524
Taiwan Semiconductor Manufacturing Co., Ltd.	147,039	284,744
United Microelectronics Corp.†	284,000	150,683
		893,243
Semiconductor Equipment — 0.1%
ASML Holding NV	893	31,914
Tokyo Electron, Ltd.	800	53,054
Ultratech, Inc.†	1,261	17,150
Veeco Instruments, Inc.†	3,265	142,027
		244,145
Shipbuilding — 0.1%
Sembcorp Marine, Ltd.	78,000	233,618
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	2,531	138,921
Software Tools — 0.2%
ArcSight, Inc.†	1,706	48,024
VMware, Inc. Class A†	9,029	481,246
		529,270

Security Description	Shares	Value (Note 2)
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	4,691	$22,423
Northwest Pipe Co.†	553	12,083
Valmont Industries, Inc.	514	42,575
		77,081
Steel-Producers — 0.9%
ArcelorMittal	20,694	908,107
BlueScope Steel, Ltd.†	15,552	41,529
JFE Holdings, Inc.	4,700	189,277
Mechel ADR	3,583	101,829
OneSteel, Ltd.	55,570	198,876
POSCO	185	86,332
Reliance Steel & Aluminum Co.	3,100	152,613
Voestalpine AG	8,924	360,994
		2,039,557
Sugar — 0.0%
Cosan, Ltd., Class A†	3,508	33,080
Telecom Services — 0.2%
BCE, Inc.	1,970	57,898
Comstar United Telesystems OJSC GDR†	3,897	27,318
NeuStar, Inc., Class A†	3,276	82,555
PCCW, Ltd.	207,000	61,586
SAVVIS, Inc.†	2,693	44,435
TalkTalk Telecom Group PLC†	22,776	44,586
Tele2 AB, Class B	1,905	31,791
Telecity Group PLC†	8,816	56,724
Telenet Group Holding NV†	1,974	59,656
XL Axiata Tbk PT†(1)	45,000	17,309
		483,858
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	1,709	45,032
Applied Signal Technology, Inc.	628	12,296
Arris Group, Inc.†	5,387	64,698
Harris Corp.	4,628	219,784
		341,810
Telephone-Integrated — 1.7%
AT&T, Inc.	35,288	911,842
BT Group PLC	193,320	363,477
Cincinnati Bell, Inc.†	15,398	52,507
France Telecom SA	15,163	362,802
KDDI Corp.	86	445,224
Koninklijke KPN NV	2,237	35,441
KT Corp	1,160	47,930
Nippon Telegraph and Telephone Corp.	16,800	708,011
Portugal Telecom SGPS SA†	4,034	45,103
Qatar Telecom Q.S.C.	1,152	47,364
Qwest Communications International, Inc.	50,400	263,088
Sprint Nextel Corp.†	59,567	226,355
Verizon Communications, Inc.	10,951	339,700
Windstream Corp.	12,300	133,947
		3,982,791

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Television — 0.4%
Gestevision Telecinco SA	5,219	$81,910
M6-Metropole Television	3,065	79,276
Mediaset SpA	79,770	685,235
Sinclair Broadcast Group, Inc., Class A†	5,103	25,923
		872,344
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,131	48,267
Therapeutics — 0.0%
BioMarin Pharmaceutical, Inc.†	942	22,015
Questcor Pharmaceuticals, Inc.†	3,076	25,315
		47,330
Tobacco — 0.4%
Imperial Tobacco Group PLC	1,929	58,838
Japan Tobacco, Inc.	43	160,060
Philip Morris International, Inc.	15,271	796,535
Universal Corp.	690	36,356
		1,051,789
Transactional Software — 0.1%
Bottomline Technologies, Inc.†	3,100	52,173
Longtop Financial Technologies, Ltd. ADR†	2,922	94,118
Synchronoss Technologies, Inc.†	2,503	48,483
		194,774
Transport-Rail — 0.2%
Central Japan Railway Co.	46	350,326
Union Pacific Corp.	2,700	197,910
		548,236
Transport-Services — 0.3%
ComfortDelgro Corp., Ltd.	28,000	31,223
Deutsche Post AG†	2,159	37,457
FedEx Corp.	1,800	168,120
Ryder System, Inc.	5,817	225,467
TNT NV	3,653	104,747
United Parcel Service, Inc., Class B	1,900	122,379
		689,393
Transport-Truck — 0.1%
Con-way, Inc.	3,500	122,920
Travel Services — 0.0%
TUI Travel PLC	10,182	46,585
Venture Capital — 0.1%
3i Group PLC	40,510	179,012
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	4,876	224,881
NBTY, Inc.†	2,740	131,465
		356,346
Warehousing & Harbor Transportation Services — 0.0%
DP World, Ltd.	62,400	32,136
Water — 0.1%
American States Water Co.	513	17,801
Aqua America, Inc.	1,441	25,319
California Water Service Group	466	17,526

Security Description	Shares	Value (Note 2)
Water (continued)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,016	$37,389
Consolidated Water Co., Inc.	573	7,781
PICO Holdings, Inc.†	1,236	45,967
Severn Trent PLC	1,798	32,605
SJW Corp.	577	14,667
Southwest Water Co.	1,148	11,985
Veolia Environnement	1,739	60,317
		271,357
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†	86,000	5,533
Energy Recovery, Inc.†	2,765	17,419
Hyflux, Ltd.	8,000	19,443
Kurita Water Industries, Ltd.	900	25,463
Nalco Holding Co.	5,378	130,847
Sound Global Ltd.	9,000	6,079
		204,784
Web Portals/ISP — 0.4%
Charter Communications, Inc.†	26	897
EarthLink, Inc.	5,309	45,339
Google, Inc., Class A†	1,443	818,195
InfoSpace, Inc.†	6,796	75,096
Sohu.com, Inc.†	511	27,901
		967,428
Wire & Cable Products — 0.3%
Fushi Copperweld, Inc.†	5,190	58,232
General Cable Corp.†	5,277	142,479
Prysmian SpA	22,190	436,077
		636,788
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	3,309	45,201
InterDigital, Inc.†	728	20,282
QUALCOMM, Inc.	2,920	122,611
		188,094
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,392	41,315
Total Common Stock (cost $135,925,407)		149,643,608
PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.0%
Volkswagen AG(1)	168	15,264
Diversified Banking Institutions — 0.0%
GMAC, Inc. 7.00%*(1)	38	28,966
Diversified Minerals — 0.1%
Vale SA, Class A ADR	5,700	158,232
Medical-Biomedical/Gene — 0.0%
Biotest AG	694	34,682
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	5,429	214,934
Paper & Related Products — 0.0%
Suzano Papel e Celulose SA	7,879	107,661
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	2,037	109,666
Total Preferred Stock (cost $535,675)		669,405

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
CONVERTIBLE PREFERRED STOCK — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%† (cost $24,507)	26	$65
ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(1)(21)	$2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 7.27% due 02/14/43(3)(4)	50,000	53,471
Banc America Funding Corp., Series 2006-D, Class 6A1 5.73% due 05/20/36(4)(5)	2,747	1,721
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.13% due 11/10/42*(3)(4)(6)	4,646,222	8,821
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.23% due 11/10/41*(3)(4)(6)	1,109,466	15,636
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(3)	310,000	322,442
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(3)	29,000	29,749
Banc of America Large Loan, Series 2005-MIB1, Class K 2.23% due 03/15/22*(1)(3)(7)	93,000	43,318
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	45,552
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.55% due 04/25/35*(1)(3)(7)(20)	20,730	15,340
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 2.15% due 11/25/35*(1)(3)(6)(20)	360,654	17,672
Bayview Commercial Asset Trust, Series 2004-3, Class IO 2.87% due 01/25/35*(1)(3)(6)(20)	81,617	3,207
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 2.87% due 04/25/35*(1)(3)(6)(20)	115,863	4,820
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.83% due 08/28/44(7)	22,520	19,637
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 3.62% due 09/25/34(4)(5)	3,447	2,273
Bear Stearns Alt-A Trust, Series 2006-5, Class 2A2 6.25% due 08/25/36(5)(20)	55,969	33,581
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.70% due 09/25/35(7)	14,522	13,702
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 0.84% due 06/25/43(7)	26,726	22,252

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.09% due 12/11/40*(3)(4)(6)	$6,290,773	$22,846
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(3)	32,000	32,605
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(3)	32,000	33,244
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(3)	12,878	13,030
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.12% due 12/11/49*(3)(4)(6)	1,517,389	12,183
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A2B 5.21% due 12/11/49(3)	86,000	88,113
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(1)(3)	75,682	66,013
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(1)(3)	688,000	717,167
Commercial Mtg. Pass Through Certs, 0.11% due 06/10/44*(3)(4)(6)	3,328,669	17,815
Commercial Mtg. Pass Through Certs, Series 2006-C8, Class XS 0.16% due 12/10/46*(3)(4)(6)	2,143,193	21,973
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.23% due 05/10/43*(3)(4)(6)	1,244,320	11,830
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 0.73% due 07/16/34*(1)(3)(7)	46,000	43,742
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.47% due 07/10/37(3)(4)	52,000	54,598
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.76% due 02/05/19*(1)(3)(4)	19,000	14,712
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 2.28% due 12/01/33(7)	118,000	87,384
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	10,111	10,001
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	133,080	129,829
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	204,817	204,648
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	34,300	34,266

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/25/33	$4,000	$3,374
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	19,646	16,567
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	52,466	39,515
Conseco Finance Securitizations Corp., Series 2002-2, Class AIO 8.50% due 03/25/33(6)	77,434	997
Countrywide Asset-Backed Certs., Series 2004-6, Class 2A5 0.64% due 11/25/34(7)	3,174	2,657
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-R2, Class AS 5.49% due 07/25/36*(1)(4)(5)(6)(20)	76,360	7,684
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(1)(5)	36,913	35,667
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.13% due 02/15/40*(3)(4)(6)	863,441	6,919
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class AX 0.16% due 09/15/39*(3)(4)(6)	494,010	6,393
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.18% due 12/15/39(3)(4)(6)	1,386,970	22,158
Credit Suisse Mtg. Capital Certs., Series 2007-C2, Class A2 5.45% due 01/15/49(3)	181,000	185,484
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.61% due 05/15/38*(3)(4)(6)	1,001,156	41,877
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.89% due 12/18/35*(3)(4)(6)	1,460,822	3,324
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 0.93% due 11/15/19*(1)(3)(7)	50,000	48,320
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.13% due 09/15/20*(1)(3)(7)	11,495	10,616
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 1.18% due 11/15/19*(1)(3)(7)	50,000	43,263
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(1)(21)	8,553	1
CS First Boston Mtg. Securities Corp., Series 1998-C2, Class F 6.75% due 11/15/30*(1)(3)	44,000	38,260
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(3)	7,281	7,275
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.15% due 07/10/45*(3)(4)(6)	11,090,393	44,275

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 5.42% due 12/10/49(3)	$164,000	$168,337
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.10% due 11/10/45*(3)(4)(6)	8,515,272	41,076
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class X1 0.37% due 05/10/43*(1)(3)(4)(6)	2,346,233	27,985
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.36% due 07/15/29(3)(4)(6)	291,037	13,870
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 03/01/30(20)	4,775	4,775
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	7,459	7,351
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 02/01/30	1,783	1,683
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	12,887	13,324
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	21,333
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	4,820	4,852
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	31,467	33,369
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 04/01/31	135,329	113,878
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	34,725	34,499
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31(20)	35,695	32,839
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.12% due 04/10/37*(3)(4)(6)	5,432,887	15,785
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.31% due 08/10/42(3)	162,906	165,520
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(3)	26,000	26,403
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(3)	26,000	27,446
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.31% due 10/10/28*(3)(4)(6)	701,703	2,679

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 1.01% due 01/10/40*(3)(4)(6)	$990,828	$19,168
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(1)(5)	23,393	22,457
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(1)(5)	26,986	24,557
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(1)(5)	21,173	20,366
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(1)(5)	35,325	32,543
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(1)(5)	10,174	9,386
HSBC Asset Loan Obligation Pass Through Certs., Series 2007-AR1, Class 2A1 5.97% due 01/25/37(4)(5)	54,511	35,422
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.08% due 09/10/22*(1)(3)(7)(20)	72,000	26,630
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1 5.45% due 01/25/36(4)(5)	66,824	38,564
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.18% due 09/12/37*(3)(4)(6)	2,114,836	17,169
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.64% due 05/15/47(3)(4)(6)	1,238,227	26,431
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(3)	10,000	9,342
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(3)	32,000	33,862
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(3)	227,000	237,262
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB17, Class A3 5.45% due 12/12/43(3)	56,000	59,377
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(3)	63,000	63,607
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(3)	171,000	175,395

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A2 6.05% due 04/15/45(3)(4)	$40,000	$41,209
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(1)(3)	25,000	24,993
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(3)	27,000	26,956
LB Commercial Conduit Mtg. Trust, Series 2007-C3, Class A2 5.84% due 07/15/44(3)	164,000	171,279
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.20% due 02/15/41*(3)(4)(6)	5,130,127	45,006
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.22% due 11/15/40*(3)(4)(6)	4,823,989	35,239
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.23% due 09/15/40*(3)(4)(6)	2,455,574	29,475
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.29% due 04/15/40*(3)(4)(6)	4,183,327	34,032
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.34% due 07/15/40*(3)(4)(6)	1,364,345	26,213
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.46% due 04/15/37*(3)(4)(6)	100,104	1,734
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(3)	22,000	22,331
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	2,176
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 1.03% due 07/15/18*(1)(3)(7)	19,000	12,567
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 0.94% due 12/20/24*(1)(2)(7)	5,586	5,386
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 3.76% due 08/25/34(4)(5)	6,439	4,637
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(1)(5)	31,159	29,912
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(1)(5)	33,690	32,342
Merit Securities Corp., Series 11-PA, Class 3A1 0.87% due 04/28/27*(1)(5)(7)	59,249	46,763

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.20% due 12/12/49*(3)(4)(6)	$2,709,571	$32,028
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.22% due 01/12/44*(3)(4)(6)	1,080,949	6,631
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,705	74
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.31% due 06/12/43*(3)(4)(6)	2,188,155	22,063
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(3)	29,783	29,823
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.79% due 05/12/39(3)(4)	171,000	175,303
Merrill Lynch Mtg. Trust, Series 2007-C1, Class A2 5.92% due 06/12/50(3)(4)	69,000	72,018
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.49% due 05/15/44*(1)(3)(4)(6)(20)	168,422	13,474
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.53% due 07/15/45*(1)(3)(4)(6)(20)	252,037	20,163
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.57% due 10/15/40*(1)(3)(4)(6)(20)	147,627	12,548
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,990	7,380
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.88% due 08/13/42(3)	128,000	128,557
Morgan Stanley Capital I, Series 2007-IQ15, Class A2 6.04% due 06/11/49(3)(4)	132,000	137,315
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.46% due 01/11/43(3)(4)	39,000	41,854
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(3)	35,724	33,846
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 3.68% due 09/25/35(4)(5)	121,106	80,838
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.15% due 06/18/30(3)(4)	27,000	26,937
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 06/25/33	24,498	24,048
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 3.41% due 02/25/35*(1)(4)(5)	37,017	29,591

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Financial Services (continued)
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	$76,813	$63,711
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(20)	59,051	44,879
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	34,497	23,431
Oakwood Mtg. Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27(20)	15,637	11,571
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	23,297	23,370
Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(5)	56,024	53,907
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(1)(21)	4,095	0
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00% due 05/25/37(5)	20,339	14,928
SACO I Trust, Series 2005-10, Class 1A 0.51% due 06/25/36(7)	25,129	8,596
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(1)(3)(20)	50,000	37,500
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(5)(7)	38,583	25,319
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.60% due 06/25/34*(1)(5)(7)	32,311	26,044
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 07/30/37*(5)(6)(20)	1,243,479	43,496
Structured Asset Securities Corp., Series 2007-4, Class 1A3 6.00% due 03/28/45*(5)(6)(9)	1,243,479	151,543
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.18% due 04/15/42*(3)(4)(6)	4,907,575	42,615
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A2 5.62% due 07/15/45(3)	156,000	161,687
Wachovia Bank Commercial Mtg. Trust, Series 2006-C28, Class A3 5.68% due 10/15/48(3)	201,000	203,301
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 06/25/14*(1)(3)(20)	65,000	42,250
Total Asset Backed Securities (cost $7,640,280)		6,907,250

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.1%
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	$35,000	$40,731
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	19,451
Auto/Truck Parts & Equipment-Original — 0.0%
Titan International, Inc. Senior Sub. Notes 5.63% due 01/15/17*	20,000	21,974
Electronic Components-Semiconductors — 0.0%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15	50,000	47,938
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc. Company Guar. Notes 3.00% due 08/01/35	30,000	31,575
Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.70% due 01/15/27*	30,000	29,400
Digital Realty Trust LP Company Guar. Notes 5.50% due 04/15/29*	20,000	27,475
		56,875
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 12/31/11	20,000	19,100
Steel-Producers — 0.0%
Steel Dynamics, Inc. Senior Notes 5.13% due 06/15/14	10,000	12,300
Wire & Cable Products — 0.0%
General Cable Corp. Sub. Notes 4.50% due 11/15/29(10)	18,000	17,303
Total Convertible Bonds & Notes (cost $248,855)		267,247
U.S. CORPORATE BONDS & NOTES — 9.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	16,233
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	39,594
		55,827
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 7.25% due 01/01/13	10,000	10,075

Security Description	Principal Amount(18)	Value (Note 2)
Advertising Services — 0.0%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	$60,000	$60,150
Aerospace/Defense — 0.0%
United Technologies Corp. Senior Notes 4.50% due 04/15/20	10,000	10,046
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	20,100
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	50,000	51,125
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14*	25,000	25,625
Triumph Group, Inc. Company Guar. Notes 8.00% due 11/15/17	20,000	20,000
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	5,057
United Technologies Corp. Notes 6.13% due 07/15/38	25,000	26,664
		148,571
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.75% due 11/01/19	25,000	30,187
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	45,000	49,362
		79,549
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	10,125
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	14,887
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/17	22,283	22,328
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	5,789	5,832
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1 7.15% due 04/01/21	26,008	24,220
United Airlines, Inc. Pass Through Certs. Series 071A 6.64% due 07/02/22	13,343	12,476
		89,868

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 3.83% due 12/15/14(7)		$70,000	$66,850
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16		30,000	31,350
			98,200
Appliances — 0.0%
Whirlpool Corp. Notes 8.60% due 05/01/14		5,000	5,803
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11		90,000	94,864
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13		5,000	5,543
			100,407
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21		70,000	71,400
Oshkosh Corp. Company Guar. Notes 8.50% due 03/01/20*		10,000	10,350
			81,750
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.88% due 03/01/17		15,000	13,987
Dana Corp. Company Guar. Notes 5.85% due 01/15/15†(1)(2)(21)		45,000	0
Lear Corp. Company Guar. Notes 7.88% due 03/15/18		10,000	10,113
Lear Corp. Company Guar. Notes 8.13% due 03/15/20		25,000	25,406
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(1)	EUR	80,000	103,730
			153,236
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 11.25% due 11/01/15*(11)		52,100	55,617
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13		140,000	136,150
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17		25,000	23,062
			159,212

Security Description	Principal Amount(18)	Value (Note 2)
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/01/67(7)	$105,000	$78,765
Banks-Money Center — 0.0%
BankAmerica Capital III Notes 0.82% due 01/15/27(7)	35,000	24,070
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*(1)	20,000	20,150
Banks-Super Regional — 0.1%
Fleet Capital Trust V Bank Guar. Notes 1.26% due 12/18/28(7)	45,000	30,946
Wachovia Corp. Senior Notes 5.50% due 05/01/13	95,000	102,597
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000	53,246
Wells Fargo Capital XV Jr. Sub. Notes 9.75% due 09/26/13(7)(12)	25,000	28,000
		214,789
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000	46,238
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.00% due 04/15/20*(1)	20,000	20,062
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*(1)	29,000	34,492
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*(1)	61,000	78,666
		133,220
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	5,000	4,981
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	10,000	7,825
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 12/15/17*	115,000	120,175
Liberty Media LLC Senior Notes 5.70% due 05/15/13	70,000	70,000
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/14*	90,000	101,363
		304,344

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.1%
Associated Materials LLC/ Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	$35,000	$37,800
Associated Materials, Inc. Senior Disc. Notes 11.25% due 03/01/14(10)	20,000	20,575
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*(1)	30,000	29,925
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	40,044	42,947
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	110,000	129,625
		260,872
Building & Construction-Misc. — 0.0%
Builders FirstSource, Inc. Sec. Notes 13.00% due 02/15/16*(1)(7)	24,000	24,840
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(1)	35,000	35,438
		60,278
Building Products-Air & Heating — 0.0%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*(1)	40,000	23,400
Goodman Global, Inc. Company Guar. Notes 13.50% due 02/15/16	40,000	44,800
		68,200
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Senior Notes 6.50% due 11/15/13	20,000	19,075
Beazer Homes USA, Inc. Company Guar. Notes 8.38% due 04/15/12	55,000	54,862
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	10,563
M/I Homes, Inc. Company Guar. Notes 6.88% due 04/01/12	30,000	29,100
Standard Pacific Corp. Company Guar. Notes 6.25% due 04/01/14	15,000	13,837
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	20,000	18,500
Standard Pacific Corp. Senior Sec. Notes 10.75% due 09/15/16(1)	45,000	47,869
		193,806

Security Description	Principal Amount(18)	Value (Note 2)
Cable TV — 0.0%
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17*	$65,000	$68,738
Cable/Satellite TV — 0.3%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	58,576	70,438
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	10,000	10,250
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(1)	40,000	41,100
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	48,382
Comcast Cable Holdings LLC Company Guar. Debentures 9.80% due 02/01/12	35,000	39,706
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	25,871
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	10,818
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,765
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	14,000	14,648
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40*(1)	20,000	19,853
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19*(1)	50,000	52,034
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	50,000	51,938
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,600
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,113
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	46,800
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,400
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	31,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19*	$35,000	$36,094
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,731
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,587
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	10,490
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	22,258
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	28,861
		619,937
Casino Hotels — 0.1%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	25,000	20,875
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	170,000	183,175
MGM Mirage Senior Sec. Notes 9.00% due 03/15/20*(1)	10,000	10,300
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	12,412
MGM Mirage, Inc. Senior Notes 10.38% due 05/15/14*	5,000	5,450
MTR Gaming Group, Inc. Sec. Notes 12.63% due 07/15/14	35,000	34,562
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12†(13)(14)	25,000	1,688
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15†(13)(14)	30,000	150
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	30,000	29,925
		298,537
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Notes 11.00% due 06/15/14	35,000	32,813
Cellular Telecom — 0.2%
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	19,368

Security Description	Principal Amount(18)		Value (Note 2)
Cellular Telecom (continued)
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14		$70,000	$76,499
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14		95,000	96,663
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15		5,000	5,200
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14		95,000	97,137
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16*		70,000	76,650
			371,517
Chemicals-Diversified — 0.1%
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20		20,000	20,250
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17		35,000	36,925
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15		35,000	37,892
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14		87,000	99,319
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19		30,000	36,292
The Dow Chemical Co. Senior Notes 9.40% due 05/15/39		25,000	33,511
			264,189
Chemicals-Plastics — 0.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*		15,000	14,775
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14		35,000	35,700
			50,475
Chemicals-Specialty — 0.1%
Huntsman International LLC Company Guar. Notes 6.88% due 11/15/13	EUR	50,000	68,377
Huntsman International LLC Senior Sub. Notes 8.63% due 03/15/20*(1)		20,000	20,100
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14		50,000	50,000
Nalco Co. Senior Notes 8.25% due 05/15/17*		49,000	52,062
			190,539

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.2%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	$115,000	$115,431
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*(1)	40,000	41,100
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*(1)	70,000	71,925
International Coal Group, Inc. Senior Sec. Notes 9.13% due 04/01/18	10,000	10,225
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13	80,000	81,100
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	14,925
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	85,000	89,888
		424,594
Commercial Services — 0.1%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	40,000	38,300
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(11)	50,000	48,000
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	84,362
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/13	20,000	20,500
Quintiles Transnational Corp. Senior Notes 9.50% due 12/30/14*(1)(11)	35,000	35,700
		226,862
Commercial Services-Finance — 0.0%
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	78,292
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(1)	30,000	31,800
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	90,000	92,250
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	35,743
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	75,000	89,437
		249,230

Security Description	Principal Amount(18)	Value (Note 2)
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	$5,000	$5,411
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18*	10,000	10,175
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20*	30,000	30,600
		40,775
Consumer Products-Misc. — 0.1%
Central Garden and Pet Co. Senior Sub. Notes 8.25% due 03/01/18	40,000	40,600
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	50,101
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	96,306
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18*(1)	25,000	25,500
The Scotts Miracle-Gro Co. Company Guar. Notes 7.25% due 01/15/18	10,000	10,200
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	65,000	66,950
		289,657
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	20,000	20,500
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	30,000	30,375
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	80,000	78,100
Clondalkin Acquisition BV Senior Sec. Notes 2.26% due 12/15/13*(1)(7)	75,000	70,406
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	15,000	16,013
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(13)(14)	15,000	13,350
Sealed Air Corp. Notes 5.63% due 07/15/13*	29,000	30,648
Sealed Air Corp. Senior Notes 7.88% due 06/15/17*(1)	15,000	16,287

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.38% due 07/01/12†(13)(14)	$10,000	$8,875
		264,054
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	70,000	72,275
Data Processing/Management — 0.1%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	15,000	12,937
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(15)	210,550	177,915
		190,852
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13	55,000	55,344
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	46,125
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	41,000
		87,125
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 0.40% due 08/13/10(7)	55,000	54,980
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	29,958
Citigroup, Inc. Senior Notes 5.25% due 02/27/12	80,000	83,783
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	35,000	36,003
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	50,462
GMAC, Inc. Company Guar. Notes 2.45% due 12/01/14(7)	6,000	5,283
GMAC, Inc. Company Guar. Notes 6.63% due 05/15/12	43,000	43,430
GMAC, Inc. Company Guar. Notes 6.75% due 12/01/14	99,000	98,505
GMAC, Inc. Company Guar. Notes 6.88% due 08/28/12	34,000	34,467

Security Description	Principal Amount(18)		Value (Note 2)
Diversified Banking Institutions (continued)
GMAC, Inc. Company Guar. Notes 7.00% due 02/01/12		$18,000	$18,315
GMAC, Inc. Company Guar. Notes 8.00% due 03/15/20*(1)		20,000	20,500
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*		20,000	21,000
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19		25,000	27,589
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20		40,000	39,630
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12		21,000	22,701
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18		25,000	26,452
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37		25,000	24,969
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19		15,000	17,142
			655,169
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 0.38% due 11/01/12(7)		20,000	19,603
General Electric Capital Corp. Senior Notes 0.45% due 05/11/16(7)		45,000	40,845
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20		15,000	15,304
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39		140,000	151,006
			226,758
Diversified Manufacturing Operations — 0.1%
Bombardier ,Inc. Senior Notes 3.79% due 11/15/13*(7)	EUR	60,000	80,229
GE Capital Trust I Sub. Notes 6.38% due 11/15/67(7)		90,000	84,038
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38		15,000	15,994
SPX Corp. Senior Notes 7.63% due 12/15/14(1)		40,000	41,850
			222,111

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	$40,000	$39,600
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	15,544
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(11)	7,718	8,181
		63,325
Diversified Operations/Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	65,000	66,463
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	19,835	21,012
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	27,600
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	8,675
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	10,950
The AES Corp. Senior Notes 8.00% due 10/15/17	110,000	111,650
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	28,000	28,420
		208,307
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,667
Ameren Corp. Senior Notes 8.88% due 05/15/14	10,000	11,539
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	10,000	10,049
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	19,312
CMS Energy Corp. Senior Notes 1.20% due 01/15/13(7)	25,000	23,813
CMS Energy Corp. Senior Notes 8.50% due 04/15/11	56,000	59,089
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	10,816
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	25,180

Security Description	Principal Amount(18)	Value (Note 2)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	$25,000	$27,263
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(7)	105,000	99,225
Duke Energy Corp. Senior Notes 6.25% due 06/15/18	35,000	38,072
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	18,953
Energy Future Holdings Corp. Company Guar. Notes 11.25% due 11/01/17(1)(11)	35,000	23,800
Energy Future Intermediate Holding Co., LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	35,955
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	9,000	8,980
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,121
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	10,167
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	15,000	19,225
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	36,313
Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11	5,000	5,325
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	8,857	8,882
KCP&L Greater Missouri Operations Co. Senior Notes 11.88% due 07/01/12	45,000	52,371
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	25,188
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	5,287
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	10,965
Nevada Power Co. Senior Notes 6.50% due 08/01/18	10,000	10,950
NiSource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	55,000	57,110

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	$15,000	$19,067
NorthWestern Corp. Senior Sec. Notes 5.88% due 11/01/14	20,000	20,508
NV Energy, Inc. Senior Notes 8.63% due 03/15/14	40,000	41,000
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	19,845
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	10,658
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	15,929
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	20,234
PPL Energy Supply, LLC Senior Notes 5.70% due 10/15/15	10,000	10,576
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	16,366
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	5,000	5,200
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(7)	40,000	35,185
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	22,000	22,324
Southern California Edison Co. 1st Mtg. Notes 5.50% due 03/15/40	15,000	14,704
TECO Energy, Inc. Senior Notes 2.25% due 05/01/10(7)	25,000	25,017
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15(1)	35,000	24,325
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(11)	55,000	37,675
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(1)	55,000	67,008
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	22,124
		1,094,362

Security Description	Principal Amount(18)	Value (Note 2)
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(1)	$20,000	$20,865
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	15,728
		36,593
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Senior Sub. Notes 8.13% due 03/01/16	30,000	30,188
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	30,000	30,225
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	85,000	81,175
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	15,740	15,110
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	2,000	1,770
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*(1)	20,000	21,400
		149,680
Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 4.75% due 11/15/14	35,000	36,004
Thomas & Betts Corp. Senior Notes 5.63% due 11/15/21	15,000	15,120
		51,124
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	106,837
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 7.25% due 10/25/11	40,000	41,355
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	255,000	270,449
GMAC LLC Senior Notes 6.75% due 12/01/14	82,000	81,484
GMAC LLC Notes 7.25% due 03/02/11	85,000	86,418
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*(1)	50,000	50,126
		529,832

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(7)	$100,000	$88,500
SLM Corp. Senior Notes 4.50% due 07/26/10	30,000	30,138
SLM Corp. Senior Notes 5.00% due 10/01/13	90,000	85,982
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	29,213
		233,833
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	102,952
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	14,344
		117,296
Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17(11)	55,000	65,725
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	37,000	36,264
JP Morgan Chase Capital XXIII, Ltd. Guar. Bonds 1.25% due 05/15/77(7)	138,000	103,565
Merrill Lynch & Co., Inc. Senior Notes 0.45% due 07/25/11(7)	10,000	9,943
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	68,505
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	60,000	64,660
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	30,308
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	66,283
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	46,228
		491,481
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	33,000	35,653
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16*(1)	20,000	19,250

Security Description	Principal Amount(18)	Value (Note 2)
Finance-Other Services (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Senior Notes 8.00% due 01/15/18*	$75,000	$72,375
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	60,000	61,500
Wachovia Capital Trust V Bank Guar. Notes 7.97% due 06/01/27*(1)	100,000	98,407
		287,185
Food-Canned — 0.0%
TreeHouse Foods, Inc. Senior Notes 7.75% due 03/01/18	5,000	5,188
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 11.63% due 05/01/14*(1)	40,000	45,600
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	65,000	72,475
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	21,550
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14	35,000	41,562
		181,187
Food-Misc. — 0.2%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	19,624
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	45,000	46,462
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	5,188
Dole Food Co., Inc. Senior Notes 8.00% due 10/01/16*	35,000	35,875
Dole Food Co., Inc. Senior Sec. Notes 13.88% due 03/15/14	19,000	22,871
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,363
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	55,137
HJ Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	21,687
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*(1)	5,000	5,673

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc. (continued)
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	$20,000	$21,795
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	113,000	117,100
		356,775
Food-Retail — 0.0%
Great Atlantic & Pacific Tea Co. Senior Notes 11.38% due 08/01/15*	10,000	9,850
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	16,283
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,926
		37,059
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,525
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	83,300
Gambling (Non-Hotel) — 0.1%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15†*(13)	50,000	12,500
Pinnacle Entertainment, Inc. Senior Sub Notes 7.50% due 06/15/15	35,000	30,275
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	39,700
Pinnacle Entertainment, Inc. Senior Notes 8.63% due 08/01/17*	10,000	9,775
		92,250
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	21,509
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	12,268
		33,777
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	88,250
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	20,000

Security Description	Principal Amount(18)	Value (Note 2)
Home Furnishings (continued)
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*(1)	$36,000	$40,320
		60,320
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15*	20,000	21,050
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*(1)	80,000	78,600
Mirant North America LLC Senior Notes 7.38% due 12/31/13	135,000	134,662
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	180,000	178,650
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	19,800
		411,712
Industrial Gases — 0.0%
Airgas, Inc. Senior Notes 2.85% due 10/01/13	10,000	9,978
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	4,850
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	9,575
USI Holdings Corp. Senior Notes 4.13% due 11/15/14*(1)(7)	5,000	4,263
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,065
		23,753
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	15,000	15,459
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,179
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	47,530
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,374
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	17,202
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*(1)	45,000	48,813
		155,557

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(7)	$50,000	$52,000
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	15,641
Metlife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	40,275
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	61,636
		169,552
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(1)	35,000	30,476
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(1)(7)	20,000	22,400
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*(1)	30,000	38,215
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(1)	15,000	15,194
		106,285
Insurance-Property/Casualty — 0.1%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	5,409
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	16,358
The Progressive Corp. Jr. Sub. Notes 6.70% due 06/15/37(7)	120,000	117,824
The Travelers Companies, Inc. Senior Notes 5.90% due 06/02/19	10,000	10,937
		150,528
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	15,650
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	38,800
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Company Guar. Notes 11.50% due 02/01/14	30,000	30,075
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	30,000	31,725

Security Description	Principal Amount(18)	Value (Note 2)
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16*	$45,000	$45,731
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	7,826
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	12,000	11,470
		19,296
Medical Products — 0.1%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	15,952
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	10,741
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	65,000	71,662
		98,355
Medical-Biomedical/Gene — 0.0%
Talecris Biotherapeutics Holdings Corp. Senior Notes 7.75% due 11/15/16*	60,000	60,300
Medical-Drugs — 0.0%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	20,930
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	32,575
		53,505
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	20,000	21,023
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	10,964
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	16,738
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	4,682
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	25,414
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	39,690
		97,488

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	$25,000	$25,875
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	160,000	169,000
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	35,000	37,209
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(11)	42,000	44,992
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	45,000	42,863
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	65,000	66,219
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	105,000	113,137
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18*	8,000	8,960
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	15,563
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc. Company Guar. Notes 8.00% due 02/01/18*	10,000	9,725
		533,543
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	30,000	30,825
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	45,000	42,862
Surgical Care Affiliates, Inc. Senior Notes 9.63% due 07/15/15*(1)(11)	16,477	16,477
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(1)	15,000	14,925
		74,264
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	25,000	26,250
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	189,000	210,262

Security Description	Principal Amount(18)	Value (Note 2)
Miscellaneous Manufacturing — 0.0%
Reddy Ice Corp. Senior Notes 11.25% due 03/15/15*(1)	$30,000	$31,500
Multimedia — 0.1%
CBS Corp. Company Guar. Notes 8.63% due 08/01/12	2,000	2,235
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	23,918
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	11,630
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	39,776
Time Warner Cos., Inc. Company Guar. 9.13% due 01/15/13	50,000	58,414
Time Warner Cos., Inc. Company Guar. 9.15% due 02/01/23	10,000	12,985
Time Warner Entertainment Co. LP Company Guar. 8.38% due 03/15/23	25,000	30,511
		179,469
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	32,700
Republic Services, Inc. Senior Notes 5.50% due 09/15/19*(1)	15,000	15,362
		48,062
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.25% due 02/15/15	14,000	14,116
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	10,279
Xerox Corp. Senior Notes 6.75% due 12/15/39	26,000	27,146
		51,541
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15*	25,000	27,313
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Senior Notes 10.50% due 10/15/17*	20,000	19,950
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	61,800
		81,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.5%
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	$60,000	$54,900
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	135,000	136,687
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	20,850
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	45,000	45,788
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	40,800
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	30,000	31,800
Devon Energy Corp. Senior Notes 6.30% due 01/15/19	15,000	16,742
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	16,099
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	84,400
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*(1)	30,000	29,625
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	25,000	27,809
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	70,898
Petrohawk Energy Corp. Company Guar. Notes 9.13% due 07/15/13	95,000	99,156
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	47,700
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	85,000	83,725
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	9,500
Quicksilver Resources, Inc. Senior Notes 11.75% due 01/01/16	45,000	51,525
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	20,000	20,600
Sandridge Energy, Inc. Senior Notes 8.00% due 06/01/18*	80,000	76,000

Security Description	Principal Amount(18)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	$50,000	$51,188
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	10,856
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	23,083
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	23,416
		1,073,147
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	49,500
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(1)	5,000	5,188
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(1)	20,000	21,553
		26,741
Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	85,000	87,550
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	55,000	55,619
Stallion Oilfield Holdings, Ltd. Senior Sec. Notes 10.50% due 02/15/15*	45,000	44,212
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,370
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,131
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,656
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	14,905
		223,443
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Senior Notes 9.50% due 12/01/11	32,000	35,040
Georgia-Pacific LLC Senior Bonds 8.13% due 05/15/11	30,000	31,500
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	12,852

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
International Paper Co. Senior Notes 9.38% due 05/15/19	$81,000	$101,258
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	25,000	24,875
Newpage Holding Corp. Senior Notes 7.56% due 11/01/13(7)(15)	14,210	3,695
Verso Paper Holdings LLC Company Guar. Notes 11.38% due 08/01/16	10,000	8,725
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 4.00% due 08/01/14(7)	40,000	34,100
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14*	45,000	48,712
Westvaco Corp. Company Guar. Debentures 7.50% due 06/15/27	4,000	3,890
		304,647
Pharmacy Services — 0.0%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	18,000	19,943
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	7,000	8,104
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	34,912
Omnicare, Inc. Company Guar. Notes 6.75% due 12/15/13	10,000	10,050
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	9,813
		82,822
Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	30,000	32,437
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	65,000	66,219
		98,656
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.64% due 03/15/12(7)(11)	68,000	64,430
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	21,057

Security Description	Principal Amount(18)	Value (Note 2)
Pipelines (continued)
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	$15,000	$15,984
Crosstex Energy/Crosstex Energy Finance Corp. Senior Notes 8.88% due 02/15/18*	45,000	46,406
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*(1)	20,000	20,041
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	80,000	60,400
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	34,391
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	35,111
El Paso Pipeline Partners Operating Co., LLC Company Guar. Notes 6.50% due 04/01/20	10,000	10,122
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	10,503
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,143
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	35,000	38,213
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/18	10,000	10,784
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	17,682
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	22,000	24,680
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	17,661
Williams Partners LP Senior Bonds 5.25% due 03/15/20*(1)	20,000	20,041
		388,219
Printing-Commercial — 0.0%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18*	30,000	30,337
Cenveo Corp. Senior Notes 10.50% due 08/15/16*	10,000	10,188
		40,525
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	95,095

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Property Trust — 0.0%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*(1)	$20,000	$21,637
WEA Finance LLC/WT Finance Australia Property, Ltd. Company Guar. Notes 6.75% due 09/02/19*(1)	60,000	64,025
		85,662
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*(1)	50,000	48,000
Publishing-Newspapers — 0.0%
The McClatchy Co. Senior Notes 11.50% due 02/15/17*	35,000	35,744
Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	15,000	15,712
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(10)	90,000	85,500
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(15)	35,506	14,913
		116,125
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 8.00% due 06/01/19*	50,000	52,000
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19*	20,000	20,300
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*(1)	5,000	5,400
		25,700
Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 9.75% due 09/01/15*	5,000	5,400
Real Estate Investment Trusts — 0.2%
Digital Realty Trust LP Company Guar. Notes 5.88% due 02/01/20*(1)	6,000	5,867
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	10,000	10,678
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	60,000	61,800

Security Description	Principal Amount(18)	Value (Note 2)
Real Estate Investment Trusts (continued)
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	$20,000	$19,921
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	19,116
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	26,622
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,337
Simon Property Group LP Senior Notes 5.65% due 02/01/20	63,000	62,334
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	20,691
Simon Property Group LP Senior Notes 6.75% due 05/15/14	33,000	36,104
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	61,602
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	34,735
		369,807
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	39,200
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14	100,000	86,250
Realogy Corp. Company Guar. Notes 11.00% due 04/15/14(11)	10,587	9,264
		134,714
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	10,000	10,535
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	10,000
		20,535
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(11)(13)(14)	50,000	438
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18*(1)	10,000	10,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	$65,000	$64,350
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	29,400
RSC Equipment Rental, Inc. Senior Sec. Notes 10.00% due 07/15/17*	30,000	32,100
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	55,000	56,512
		192,812
Resort/Theme Parks — 0.0%
GWR Operating Partnership LLP 1st Mtg. Notes 10.88% due 04/01/17*(1)	40,000	39,000
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 11.13% due 04/15/14	40,000	42,300
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 10.00% due 11/01/14	35,000	36,925
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	32,400
		69,325
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	10,000	9,849
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	50,000	48,125
		57,974
Retail-Discount — 0.0%
Dollar General Corp. Company Guar. Notes 10.63% due 07/15/15	10,000	10,975
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	21,538
		32,513
Retail-Drug Store — 0.1%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(7)	30,000	28,350
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*(1)	79,833	88,776

Security Description	Principal Amount(18)	Value (Note 2)
Retail-Drug Store (continued)
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	$35,000	$32,462
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17(1)	80,000	67,200
		216,788
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*(1)	20,000	20,100
Retail-Petroleum Products — 0.1%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	90,000	89,100
Inergy LP/ Inergy Finance Corp. Senior Notes 6.88% due 12/15/14	90,000	90,000
		179,100
Retail-Propane Distribution — 0.0%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/20	10,000	10,000
Retail-Regional Department Stores — 0.1%
Federated Department Stores, Inc. Senior Notes 6.63% due 04/01/11	15,000	15,637
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(11)	105,000	107,100
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	48,750
		171,487
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	18,000	17,923
McDonald's Corp. Senior Notes 6.30% due 10/15/37	22,000	23,822
Wendy's/Arby's Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	75,250
		116,995
Retail-Toy Stores — 0.1%
Toys "R" Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	100,000	112,000
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	55,000	59,400
Special Purpose Entities — 0.3%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	35,000	38,127

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	$60,000	$71,081
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(7)(12)	15,000	12,525
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	36,023
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 8.50% due 04/01/15	5,000	3,863
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*(1)	105,000	108,937
New Communications Holdings, Inc. Senior Notes 7.88% due 04/15/15*(1)	5,000	5,138
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*(1)	40,000	40,700
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*(1)	75,000	75,562
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(1)	20,000	15,003
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	80,474	82,582
Stallion Oilfield Services, Ltd. Senior Notes 9.75% due 02/01/15†*(1)(13)(14)	35,000	22,400
Universal City Development Partners, Ltd. Senior Notes 8.88% due 11/15/15*	75,000	75,562
		587,503
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	55,000	49,638
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Disc. Notes 14.50% due 02/01/15*(1)	55,000	25,575
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	60,000	63,000
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	60,000	62,400
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/20*(1)	15,000	15,375

Security Description	Principal Amount(18)	Value (Note 2)
Steel-Producers (continued)
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	$20,000	$20,600
		186,950
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	2,000	2,327
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	34,431
		36,758
Telecom Services — 0.2%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*(1)	85,000	86,700
Global Crossing, Ltd. Senior Sec. Notes 12.00% due 09/15/15*	5,000	5,550
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	20,250
Qwest Corp. Senior Notes 9.13% due 03/15/12	65,000	71,175
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	60,000	63,150
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	5,000	5,325
tw telecom Holdings, Inc. Senior Notes 8.00% due 03/01/18*(1)	25,000	25,563
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	59,496
West Corp. Company Guar. Notes 9.50% due 10/15/14	55,000	56,512
		393,721
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	17,625
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	69,007
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	50,739
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	14,587
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	15,000	15,131

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	$25,000	$22,875
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	53,625
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	122,100
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	155,000	124,775
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	40,000	40,200
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	18,818
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,131
Verizon New Jersey, Inc. Senior Debentures 8.00% due 06/01/22	25,000	28,379
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,222
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,238
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	95,000	97,137
		709,964
Television — 0.1%
Belo Corp. Senior Notes 8.00% due 11/15/16	10,000	10,425
CBS Corp. Company Guar. Notes 5.63% due 08/15/12	8,000	8,630
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	30,000	33,061
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(11)	98,232	84,725
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(13)(14)	30,000	210
		137,051
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	21,075
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(10)	70,000	58,625
		79,700

Security Description	Principal Amount(18)	Value (Note 2)
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	$20,000	$23,378
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 10/01/12	10,000	10,438
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp. Senior Notes 4.70% due 10/01/19	10,000	9,902
Burlington Northern Santa Fe Corp. Senior Notes 5.75% due 03/15/18	15,000	16,056
Burlington Northern Santa Fe Corp. Senior Notes 7.00% due 02/01/14	10,000	11,436
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	40,000	42,650
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	10,523
Union Pacific Corp. Senior Notes 6.13% due 02/15/20	15,000	16,235
		106,802
Travel Services — 0.0%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	42,750
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	15,000	15,675
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	10,963
		69,388
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	20,000	20,700
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 2.63% due 04/01/15(7)	15,000	13,463
Wireless Equipment — 0.0%
American Tower Corp Senior Notes 7.25% due 05/15/19*(1)	51,000	57,375
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	27,937
		85,312
Total U.S. Corporate Bonds & Notes (cost $21,573,594)		22,003,611

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*(1)		$80,000	$104,403
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*(1)		5,000	5,051
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37		100,000	103,658
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19		50,000	49,664
			262,776
Banks-Special Purpose — 0.2%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13		150,000	167,131
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.50% due 03/10/14		160,000	166,502
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.00% due 01/27/20		170,000	169,405
			503,038
Brewery — 0.0%
SABMiller PLC Senior Notes 6.50% due 07/15/18*		30,000	33,274
Building Products-Cement — 0.0%
HeidelbergCement AG Company Guar. Notes 7.50% due 10/31/14	EUR	5,000	7,082
HeidelbergCement AG Company Guar. Notes 8.00% due 01/31/17	EUR	10,000	14,064
HeidelbergCement AG Company Guar. Notes 8.50% due 10/31/19	EUR	5,000	7,049
Holcim US Finance Sarl & Cie SCS Company Guar. Notes 6.00% due 12/30/19*(1)		15,000	15,577
			43,772
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		25,000	28,439
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14		30,000	33,293
			61,732
Chemicals-Specialty — 0.1%
Rhodia SA Senior Notes 3.43% due 10/15/13(7)	EUR	60,000	77,595
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16*		30,000	31,837

Security Description	Principal Amount(18)	Value (Note 2)
Diversified Minerals — 0.1%
FMG Finance Property, Ltd. Senior Sec. Notes 10.63% due 09/01/16*	$60,000	$69,150
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	32,086
Teck Cominco, Ltd. Senior Notes 6.13% due 10/01/35	20,000	18,250
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	53,000	62,805
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	59,000	70,210
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	36,000	44,100
		296,601
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	96,000	111,228
Electric-Integrated — 0.1%
Electricite de France Notes 6.95% due 01/26/39*(1)	35,000	40,181
TransAlta Corp. Senior Notes 4.75% due 01/15/15	20,000	20,654
TransAlta Corp. Senior Notes 5.75% due 12/15/13	10,000	10,819
TransAlta Corp. Senior Notes 6.50% due 03/15/40	20,000	19,773
		91,427
Electronic Components-Misc. — 0.1%
NXP BV/NXP Funding LLC Sec. Notes 7.88% due 10/15/14	80,000	78,000
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(7)(12)	30,000	28,125
Marine Services — 0.0%
Trico Shipping AS Senior Sec. Notes 11.88% due 11/01/14*	25,000	23,875
Medical-Drugs — 0.0%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	39,092
Metal-Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	70,000	67,550

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Aluminum (continued)
Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	$35,000	$37,669
		105,219
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	10,125
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	75,000	63,469
EnCana Corp. Senior Notes 6.50% due 05/15/19	10,000	11,153
Nexen, Inc. Senior Notes 7.50% due 07/30/39	20,000	22,814
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	75,000	70,125
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	32,900
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 11/10/14*(1)	20,000	20,491
		220,952
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	35,000	44,288
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(7)	10,000	9,515
Satellite Telecom — 0.1%
Intelsat Bermuda Ltd. Company Guar. Notes 11.25% due 02/04/17(16)	175,000	185,062
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(10)	10,000	10,325
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000	113,663
		309,050
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 2.05% due 02/15/12*(1)(7)	50,000	48,824
Specified Purpose Acquisitions — 0.0%
Smurfit Kappa Funding PLC Senior Sub. Notes 7.75% due 04/01/15	75,000	73,500

Security Description	Principal Amount(18)		Value (Note 2)
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 9.85% due 06/01/19		$25,000	$31,733
Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(1)		75,000	80,438
Virgin Media Secured Finance PLC Senior Sec. Notes 7.00% due 01/15/18*(1)	GBP	55,000	85,236
			165,674
Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 8.75% due 03/01/31		25,000	33,161
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		25,000	27,417
			60,578
Total Foreign Corporate Bonds & Notes (cost $2,644,197)			2,761,830
LOANS(22)(23) — 0.0%
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. 12.50% due 12/15/14		12,020	12,411
Electric-Integrated — 0.0%
Texas Comp. Electric Holdings Co., LLC 3.73% due 10/10/14		95,000	77,378
Total Loans (cost $128,391)			89,789
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
California State Build America General Obligation Bonds 7.50% due 04/01/34		30,000	30,956
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34		20,000	16,063
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49		25,000	26,219
State of Illinois General Obligation Bonds 4.07% due 01/01/14		35,000	35,277
State of Illinois General Obligation Bonds 4.42% due 01/01/15		10,000	10,079
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47		30,000	23,779
Total Municipal Bonds & Notes (cost $150,217)			142,373

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 6.4%
Federal Home Loan Mtg. Corp. — 0.4%
5.50% due 04/01/20	$170,580	$183,689
5.50% due 06/01/35	45,137	47,839
Series 2981, Class AS 6.49% due 05/15/35(5)(6)(9)	32,018	4,398
7.50% due 10/01/29	21,059	23,958
Series 2990, Class LB 16.36% due 06/15/34(5)(9)	61,720	71,162
Federal Home Loan Mtg. Corp., REMIC
Series 3003, Class XF 0.00% due 07/15/35(5)(7)	41,240	38,938
Series 2965, Class SA 5.82% due 05/15/32(5)(6)(9)	32,350	3,213
Series 3309, Class SG 5.84% due 04/15/37(5)(6)(9)	58,151	6,150
Series 3284, Class CI 5.89% due 03/15/37(5)(6)(9)	116,891	11,113
Series 3502, Class DS 5.92% due 01/15/39(5)(6)(9)	86,037	9,749
Series 3265, Class SC 6.18% due 01/15/37(5)(6)(9)	65,376	7,624
Series 3261, Class SA 6.20% due 01/15/37(5)(6)(9)	185,746	24,850
Series 3281, Class A1 6.20% due 02/15/37(5)(6)(9)	65,185	7,665
Series 3171, Class ST 6.26% due 06/15/36(5)(6)(9)	80,990	10,067
Series 3485, Class SI 6.32% due 07/15/36(5)(6)(9)	131,274	14,460
Series 3153, Class UI 6.34% due 05/15/36(5)(6)(9)	513,412	69,044
Series 3114, Class GI 6.37% due 02/15/36(5)(6)(9)	61,954	8,827
Series 3114, Class IP 6.37% due 02/15/36(5)(6)(9)	156,241	18,871
Series 2990, Class LI 6.40% due 10/15/34(5)(6)(9)	86,948	12,525
Series 3147, Class SD 6.42% due 04/15/36(5)(6)(9)	77,997	9,421
Series 3240, Class SM 6.42% due 11/15/36(5)(6)(9)	98,298	8,881
Series 3249, Class SM 6.42% due 12/15/36(5)(6)(9)	59,970	5,543
Series 3031, Class BI 6.46% due 08/15/35(5)(6)(9)	60,378	10,185
Series 2950, Class SM 6.47% due 03/15/35(5)(6)(9)	84,605	9,966
Series 3001, Class IH 6.47% due 05/15/35(5)(6)(9)	59,308	7,579
Series 3123, Class L1 6.47% due 03/15/36(5)(6)(9)	69,762	8,742
Series 3287, Class SE 6.47% due 03/15/37(5)(6)(9)	78,143	8,936
Series 2992, Class SE 6.52% due 02/15/35(5)(6)(9)	94,910	12,126
Series 3028, Class ES 6.52% due 09/15/35(5)(6)(9)	218,498	24,395
Series 2594, Class SE 6.82% due 10/15/30(5)(6)(9)	62,822	5,096

Security Description	Principal Amount(18)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2828, Class TI 6.82% due 10/15/30(5)(6)(9)	$44,227	$4,364
Series 2815, Class PT 6.82% due 11/15/32(5)(6)(9)	85,341	10,745
Series 3119, Class PI 6.97% due 02/15/36(5)(6)(9)	68,869	10,122
Series 2927, Class SI 7.00% due 02/15/35(5)(6)(9)	72,396	7,870
Series 3156, Class PS 7.02% due 05/15/36(5)(6)(9)	108,340	14,707
Series 3065, Class DC 19.17% due 03/15/35(5)(9)	68,198	79,019
Series 2976, Class KL 23.54% due 05/15/35(5)(9)	63,185	76,879
Federal Home Loan Mtg. Corp., Structured Pass-Through
Series T-56, Class 2IO 0.01% due 05/25/43(4)(5)(6)	173,310	15
Series T-56, Class 3IO 0.01% due 05/25/43(4)(5)(6)	143,017	469
Series T-56, Class 1IO 0.06% due 05/25/43(4)(5)(6)	189,800	879
Series T-51, Class 1AIO 0.22% due 09/25/43(4)(5)(6)	94,335	517
Series T-56, Class AIO 0.52% due 05/25/43(5)(6)	298,930	3,495
Series T-51, Class 2A 7.50% due 08/25/42(5)	31,858	36,348
Series T-56, Class 2ASI 7.85% due 05/25/43(5)(6)(9)	11,273	1,722
Series T-42, Class A6 9.50% due 02/25/42(5)	4,875	5,507
		937,670
Federal National Mtg. Assoc. — 5.0%
Federal National Mtg. Assoc.
Series 2003-W6, Class 2IO3 0.35% due 09/25/42(5)(6)	223,461	1,676
Series 2003-W6, Class 3IO 0.37% due 09/25/42(5)(6)	210,910	1,648
Series 2003-W6, Class 5IO1 0.66% due 09/25/42(4)(5)(6)	150,508	2,167
Series 2003-W2, Class 2IO 0.81% due 07/25/42(5)(6)	244,956	6,400
Series 2003-W8, Class 1IO2 1.64% due 12/25/42(5)(6)	333,342	12,222
Series 2003-W10, Class 1IO 1.76% due 06/25/43(4)(5)(6)	443,712	18,066
Series 2003-W10, Class 3IO 1.85% due 06/25/43(4)(5)(6)	92,303	3,911
Series 2003-W12, Class 2IO2 2.22% due 06/25/43(5)(6)	213,878	10,683
4.00% due 05/01/19	401,536	416,040
4.00% due 09/01/20	101,016	102,834
4.50% due 04/01/18	22,125	23,293
4.50% due 03/01/20	40,171	42,117
4.50% due 04/01/20	61,149	64,111
4.50% due 09/01/20	67,031	70,277
4.50% due 11/01/20	51,026	53,498

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due April TBA	$1,000,000	$1,002,188
4.50% due May TBA	1,000,000	998,750
5.00% due 03/01/21	23,506	25,012
5.00% due 08/01/35	729,448	754,582
5.00% due May TBA	3,000,000	3,082,500
5.50% due 03/01/18	23,309	25,133
6.00% due 06/01/36	28,709	30,643
6.00% due 06/01/37	128,806	137,040
6.00% due 08/01/37	181,169	192,750
6.00% due 09/01/37	343,329	365,275
6.50% due 01/01/36	9,408	10,251
6.50% due 06/01/36	217,881	237,392
6.50% due 07/01/36	61,694	67,045
6.50% due 09/01/36	231,278	251,338
6.50% due 11/01/36	83,733	90,995
6.50% due 07/01/37	60,176	65,301
6.50% due 08/01/37	390,684	425,492
6.50% due 09/01/37	138,203	149,973
6.50% due 10/01/37	792,235	859,709
6.50% due 01/01/38	580,223	629,642
7.00% due 06/01/33	30,138	33,858
7.00% due 04/01/35	36,171	40,649
Series 2005-W4, Class 1A3 7.00% due 08/25/35(5)	24,309	27,317
Series 2001-W3, Class A 7.00% due 09/25/41(5)	10,650	12,021
Series 2003-W3, Class 1A2 7.00% due 08/25/42(5)	23,155	26,020
Series 2004-W12, Class 1A3 7.00% due 07/25/44(5)	23,512	26,421
7.50% due 04/01/24	29,812	33,500
Series 2003-W6, Class PT1 10.05% due 09/25/42(4)(5)	17,591	20,669
23.48% due 07/25/35(5)(9)	56,858	71,344
Federal National Mtg. Assoc., Grantor Trust Series 2002-T1, Class IO 0.42% due 11/25/31(5)(6)	234,661	1,986
Series 2002-T4, Class IO 0.45% due 12/25/41(5)(6)	1,167,611	9,498
Series 2001-T12, Class IO 0.54% due 08/25/41(4)(5)(6)	213,183	2,625
Series 1999-T2, Class A1 7.50% due 01/19/39(5)	45,053	48,249
Series 2001-T1, Class A1 7.50% due 10/25/40(5)	9,793	11,164
Series 2001-T3, Class A1 7.50% due 11/25/40(5)	3,703	4,221
Series 2001-T4, Class A1 7.50% due 07/25/41(5)	8,176	9,320
Series 2001-T12, Class A2 7.50% due 08/25/41(5)	14,166	16,150
Series 2002-T4, Class A3 7.50% due 12/25/41(5)	43,193	49,240
Series 2002-T12, Class A3 7.50% due 05/25/42(5)	15,496	17,665
Series 2004-T2, Class 1A4 7.50% due 11/25/43(5)	18,128	20,666

Security Description	Principal Amount(18)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2004-T3, Class PT1 8.91% due 01/25/44(4)(5)	$33,841	$39,425
Series 2002-T1, Class A4 9.50% due 11/25/31(5)	7,302	8,580
Series 2002-T4, Class A4 9.50% due 12/25/41(5)	5,481	6,440
Federal National Mtg. Assoc., REMIC
Series 2005-65, Class ER 0.00% due 08/25/35(5)(7)	17,748	16,142
Series 2001-50, Class BI 0.43% due 10/25/41(4)(5)(6)	370,402	3,752
Series 2004-46, Class PJ 5.75% due 03/25/34(5)(6)(9)	232,504	28,863
Series 2005-58, Class IK 5.75% due 07/25/35(5)(6)(9)	122,192	18,009
Series 2007-89, Class SA 6.18% due 09/25/37(5)(6)(9)	63,179	7,118
Series 2007-30, Class LI 6.19% due 04/25/37(5)(6)(9)	133,680	16,423
Series 2006-17, Class SI 6.33% due 03/25/36(5)(6)(9)	82,313	9,738
Series 2005-122, Class SW 6.35% due 11/25/35(5)(6)(9)	73,578	9,921
Series 2006-8, Class JH 6.35% due 03/25/36(5)(6)(9)	57,812	5,708
Series 2006-8, Class PS 6.35% due 03/25/36(5)(6)(9)	161,392	18,018
Series 2009-12, Class CI 6.35% due 03/25/36(5)(6)(9)	286,507	34,042
Series 2006-111, Class SA 6.37% due 11/25/36(5)(6)(9)	68,616	6,527
Series 2005-17, Class SA 6.45% due 03/25/35(5)(6)(9)	95,491	10,896
Series 2005-17, Class SE 6.45% due 03/25/35(5)(6)(9)	104,905	11,576
Series 2005-57, Class DI 6.45% due 03/25/35(5)(6)(9)	209,906	22,006
Series 2005-23, Class SG 6.45% due 04/25/35(5)(6)(9)	104,925	11,329
Series 2005-84, Class SG 6.45% due 10/25/35(5)(6)(9)	139,622	15,543
Series 2005-95, Class CI 6.45% due 11/25/35(5)(6)(9)	88,574	11,580
Series 2006-33, Class JS 6.45% due 05/25/36(5)(6)(9)	47,079	6,517
Series 2006-36, Class SP 6.45% due 05/25/36(5)(6)(9)	57,920	7,357
Series 2005-45, Class SR 6.47% due 06/25/35(5)(6)(9)	182,463	22,815
Series 2005-82, Class SY 6.48% due 09/25/35(5)(6)(9)	139,041	17,803
Series 2005-17, Class ES 6.50% due 03/25/35(5)(6)(9)	69,097	7,761
Series 2006-79, Class SI 6.50% due 05/25/36(5)(6)(9)	109,876	11,335
Series 2008-34, Class SM 6.50% due 05/25/38(5)(6)(9)	73,796	8,985
Series 2007-30, Class WI 6.51% due 04/25/37(5)(6)(9)	63,890	8,159
Series 2005-65, Class KI 6.75% due 08/25/35(5)(6)(9)	184,909	27,176

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount(18)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2004-60, Class SW 6.80% due 04/25/34(5)(6)(9)	$161,136	$20,418
Series 2004-24, Class CS 6.90% due 01/25/34(5)(6)(9)	89,053	12,780
Series 2004-89, Class EI 6.90% due 08/25/34(5)(6)(9)	220,331	29,070
Series 2005-52, Class DC 6.95% due 06/25/35(5)(6)(9)	58,444	10,831
Series 2006-24, Class QS 6.95% due 04/25/36(5)(6)(9)	182,787	31,933
Series 2002-14, Class A1 7.00% due 01/25/42(5)	30,379	33,987
Series 2002-26, Class A1 7.00% due 01/25/48(5)	27,543	30,952
Series 2008-7, Class SA 7.30% due 02/25/38(5)(6)(9)	79,117	10,843
Series 2002-33, Class A2 7.50% due 06/25/32(5)	29,523	33,656
Series 2002-14, Class A2 7.50% due 01/25/42(5)	32,769	37,357
Series 2003-44, Class S1 7.75% due 06/25/33(5)(6)(9)	71,470	11,885
Series 2005-45, Class DC 23.41% due 06/25/35(5)(9)	55,605	69,848
Series 2006-8, Class HP 23.66% due 03/25/36(5)(9)	62,851	79,041
Series 2005-99, Class SA 23.66% due 11/25/35(5)(9)	55,114	68,478
Federal National Mtg. Assoc., STRIPS Series 385, Class 3 5.00% due 01/25/38(5)(6)	148,414	26,822
		11,649,982
Government National Mtg. Assoc. — 1.0%
Series 2007-35, Class UF 0.00% due 06/16/37(5)(7)	2,573	2,544
4.50% due April TBA	2,000,000	2,023,438
Series 2004-41, Class SG 5.76% due 03/20/34(5)(6)(9)	68,638	3,293
Series 2005-35, Class SB 5.96% due 05/20/35(5)(6)(9)	106,070	10,001
Series 2007-71, Class IC 6.02% due 04/16/37(5)(6)(9)	57,276	7,823
Series 2006-16, Class SX 6.05% due 03/20/36(5)(6)(9)	57,546	6,781
Series 2005-65, Class SI 6.11% due 08/20/35(5)(6)(9)	40,449	4,444
Series 2005-71, Class SA 6.13% due 09/16/35(5)(6)(9)	64,286	8,810
Series 2006-26, Class S 6.26% due 06/20/36(5)(6)(9)	182,119	20,865
Series 2007-68, Class PI 6.41% due 11/20/37(5)(6)(9)	57,449	5,864
Series 2007-53, Class SY 6.50% due 09/20/37(5)(6)(9)	71,344	8,133
6.50% due 08/20/37	145,364	157,252
6.50% due 09/20/37	35,833	38,763
Series 2004-5, Class PS 6.71% due 02/20/33(5)(6)(9)(20)	100,000	16,115
Series 2007-47, Class SA 6.87% due 08/16/36(5)(6)(9)	103,935	12,464

Security Description	Shares/ Principal Amount(18)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2004-26, Class IS 6.97% due 04/16/34(5)(6)(9)	$35,137	$2,385
Government National Mtg. Assoc., REMIC Series 2009-106, Class SD 6.01% due 03/20/36(5)(6)(9)	191,703	18,625
Series 2009-35, Class SP 6.17% due 05/16/37(5)(6)(9)	166,788	18,231
		2,365,831
Total U.S. Government Agencies (cost $14,089,400)		14,953,483
FOREIGN CONVERTIBLE BONDS & NOTES — 0.0%
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 5.00% due 05/15/14 (cost $15,000)	15,000	23,812
EXCHANGE TRADED FUNDS — 2.0%
Finance-Other Services — 0.1%
SPDR KBW Bank Index Fund	9,400	242,614
Index Fund — 0.1%
iPath MSCI India Index ETN†	1,251	83,629
iShares MSCI EAFE Index Fund	2,980	166,821
		250,450
Index Fund-Large Cap — 1.5%
SPDR S&P 500 ETF Trust, Series 1	30,524	3,571,003
Index Fund-Mid Cap — 0.2%
SPDR S&P MidCap 400 ETF Trust	2,700	386,532
Index Fund-Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	986	72,215
iShares Russell 2000 Value Index Fund	1,503	95,951
		168,166
Total Exchange Traded Funds (cost $4,314,770)		4,618,765
EQUITY CERTIFICATES — 0.2%
Agricultural Chemicals — 0.0%
UBS AG - United Phosphorus, Ltd.*(1)(20)	8,264	27,467
Applications Software — 0.0%
UBS AG - HCL Technologies, Ltd.(1)(20)	11,387	90,913
Banks-Commercial — 0.1%
UBS AG - Bank of Baroda(1)(20)	7,081	100,804
UBS AG - ICICI Bank, Ltd.(1)(20)	4,442	94,253
		195,057
Rubber-Tires — 0.0%
UBS AG - Apollo Tyres, Ltd.(1)(20)	13,075	20,651
Mining — 0.0%
UBS AG-Sterlite Industries India, Ltd.(1)(20)	3,081	58,336
Steel Pipe & Tube — 0.1%
UBS AG-Welspun Gujarat Stahl Rohren, Ltd.(1)(20)	13,985	85,113
Total Equity Certificates (cost $411,607)		477,537

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount(18)	Value (Note 2)

WARRANTS† — 0.0%
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc. Expires 10/15/18 (strike price $0.01)(1)(21) (cost $0)	88	$0
OPTIONS-PURCHASED† — 0.0%
Options Purchased(8) (cost $1,800)	800	1,536
Total Long-Term Investment Securities (cost $187,703,700)		202,560,311
SHORT-TERM INVESTMENT SECURITIES — 13.6%
Commercial Paper — 5.1%
Atlantic Asset Securitization Corp. 0.20% due 05/07/10	$4,000,000	3,999,200
Falcon Asset Securitization Co. LLC 0.16% due 04/07/10	4,000,000	3,999,893
Windmill Funding Corp. 0.22% due 04/13/10	4,000,000	3,999,707
		11,998,800
U.S. Government Agencies — 5.5%
Federal Home Loan Bank Disc. Notes 0.12% due 04/21/10	5,000,000	4,999,625
Federal Home Loan Bank Disc. Notes 0.15% due 04/21/10	4,000,000	3,999,700
Federal Home Loan Mtg. Corp. Disc. Notes 0.14% due 04/27/10	4,000,000	3,999,595
		12,998,920
U.S. Government Treasuries — 3.0%
United States Treasury Bills 0.20% due 08/26/10(24)	1,741,000	1,739,578
0.33% due 11/18/10(24)	2,330,000	2,326,188
0.45% due 04/01/10(24)	1,565,000	1,565,000
0.47% due 04/01/10(24)	1,600,000	1,600,000
		7,230,766
Total Short-Term Investment Securities (cost $32,227,404)		32,228,486
REPURCHASE AGREEMENT — 3.0%
Agreement with Banc of America Securities LLC, bearing interest at 0.00% dated 03/31/10 to be repurchased 04/01/10 in the amount of $7,174,000 and collateralized by $7,037,000 of United States Treasury Notes, bearing interest at 3.88%, due 05/15/18 and having an approximate value of $7,316,369 (cost $7,174,000)	7,174,000	7,174,000
TOTAL INVESTMENTS (cost $227,105,104)(17)	102.8%	241,962,797
Liabilities in excess of other assets	(2.8)	(6,572,422)
NET ASSETS	100.0%	$235,390,375

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $8,053,201 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $6,090,532 representing 2.6% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2010, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Seagate Technology
Escrow Shares	11/22/2000	970	$0	$0	$0.00	0.00%
South Australia Coal Corp.
Common Stock	03/28/2008	502	32	46	9.16	0.00%
Dana Corp. Company Guar. Notes 5.85% due 01/15/15	04/26/2007	45,000	0	0	0.00	0.00%
Marriott Vacation Club Owner Trust,
Series 2002-1A, Class A1 0.94% due 12/20/24	11/13/2002	5,586	5,586	5,386	96.42	0.00%
				$5,432		0.00%

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Interest Only

(7)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(8)  Options-Purchased

Open Put Option Contracts Purchased at March 31, 2010 were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Cost	Value at March 31, 2010	Unrealized Appreciation/ (Depreciation)
Dendreon Corp.	May 2010	$25.00	800	$1,800	$1,536	$(264)

(9)  Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2010.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Perpetual maturity — maturity date reflects the next call date.

(13)  Bond in default

(14)  Company has filed for Chapter 11 bankruptcy protection.

(15)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(16)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2010.

(17)  See Note 3 for cost of investments on a tax basis.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  Consists of more than one type of securities traded together as a unit.

(20)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(21)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(22)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(23)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(24)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

SDR — Swedish Depository Receipt

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Call Option Contracts Written at March 31, 2010 were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at March 31, 2010	Unrealized Appreciation (Depreciation)
Dendreon Corp.	May 2010	$45.00	800	$1,624	$1,960	$(336)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
18	Long	90 Day Euro Dollar	June 2010	$4,397,043	$4,483,350	$86,307
10	Long	90 Day Euro Dollar	September 2010	2,398,037	2,486,625	88,588
11	Short	Amsterdam Index	April 2010	990,025	1,019,448	(29,423)
59	Short	CAC40 10 Euro Index	April 2010	3,113,337	3,170,212	(56,875)
14	Long	DAX Index	June 2010	2,802,176	2,908,200	106,024
108	Long	Euro STOXX 50	June 2010	4,103,375	4,165,841	62,466
178	Short	Euro STOXX 50	June 2010	6,744,479	6,865,923	(121,444)
62	Short	FTSE 100 Index	June 2010	5,218,892	5,274,649	(55,757)
16	Long	FTSE/MIB Index	June 2010	2,380,164	2,423,404	43,240
11	Short	Hang Seng Index	April 2010	1,466,388	1,503,832	(37,444)
4	Long	IBEX 35 Index	April 2010	591,076	586,720	(4,356)
13	Long	E-Mini MSCI EAFE Index	June 2010	1,012,401	1,022,970	10,569
11	Short	MSCI Singapore Index	April 2010	537,348	534,821	2,527
40	Short	NASDAQ 100 E-Mini Index	June 2010	1,532,672	1,564,600	(31,928)
81	Short	OMXS 30 Index	April 2010	1,129,796	1,145,419	(15,623)
101	Long	Russell 2000 Mini Index	June 2010	6,788,917	6,838,710	49,793
21	Short	Russell 2000 Mini Index	June 2010	1,411,253	1,421,910	(10,657)
602	Long	S&P 500 E-Mini Index	June 2010	34,345,984	35,072,520	726,536
95	Short	S&P 500 E-Mini Index	June 2010	5,419,560	5,534,700	(115,140)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
109	Long	S&P Mid 400 E-Mini Index	June 2010	$8,451,533	$8,590,290	$138,757
37	Short	S&P Mid 400 E-Mini Index	June 2010	2,868,721	2,915,970	(47,249)
4	Short	S&P/TSX 60 Index	June 2010	548,213	553,447	(5,234)
23	Short	SPI 200 Index	June 2010	2,564,792	2,572,855	(8,063)
42	Short	TOPIX Index	June 2010	4,133,949	4,394,650	(260,701)
137	Short	U.S. Treasury 2 YR Notes	June 2010	29,694,779	29,722,578	(27,799)
62	Short	U.S. Treasury 5 YR Notes	June 2010	7,119,353	7,120,312	(959)
84	Long	U.S. Treasury 10 YR Notes	June 2010	9,732,356	9,765,000	32,644
6	Short	U.S. Treasury 10 YR Notes	June 2010	702,921	697,500	5,421
11	Long	U.S. Treasury Long Bonds	June 2010	1,257,897	1,277,375	19,478
						$543,698

Total Return Swap Contracts(1)(20)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized Appreciation
Credit Suisse	$904	07/15/10	(3 Month USD LIBOR-BBA plus 100 bps)	Credit Suisse Middle East Custom
				Basket Putnam	$63,690
Goldman Sachs International	1,318	11/24/10	(3 Month USD LIBOR-BBA plus 85 bps)	Goldman Sachs Putnam Middle East
				Custom Basket	212,071
JP Morgan Securities, Inc.	3,754	07/29/10	(3 Month USD LIBOR-BBA)	S&P 500 Information Technology
				Total Return Index	423,872
JP Morgan Securities, Inc.	5,507	10/20/10	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	44,818
UBS Securities LLC	55	06/28/10	(3 Month USD LIBOR-BBA minus 115 bps)	MSCI Daily Total Return Net Emerging
				Market India US Dollar Index	2,976
UBS Securities LLC	956	01/21/11	3 Month USD LIBOR-BBA minus 15 bps	(S&P 500 Utilities Total Return Index)	18,879
UBS Securities LLC	957	01/21/11	(3 Month USD LIBOR-BBA plus 20 bps)	S&P 500 Materials Total Return Index	41,330
					807,636
Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized (Depreciation)
JP Morgan Securities, Inc.	$3,738	07/29/10	3 Month USD LIBOR-BBA minus 35 bps	(S&P 500 Energy Total Return Index)	$(200,330)
Net Unrealized Appreciation (Depreciation)					$607,306

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	DKK	189,000	USD	34,549	04/22/10	$264
*	EUR	8,807,900	USD	11,917,200	04/22/10	20,618
*	HKD	9,524,800	USD	1,227,259	04/22/10	368
*	JPY	359,935,900	USD	4,038,032	04/22/10	187,688
*	NOK	6,520,900	USD	1,098,004	04/22/10	1,552
*	SEK	12,414,500	USD	1,725,613	04/22/10	6,239
*	USD	432,642	AUD	482,500	04/22/10	9,355
*	USD	1,293,896	CAD	1,348,000	04/22/10	33,324
*	USD	418,989	CHF	452,400	04/22/10	10,128
*	USD	3,841,875	GBP	2,562,200	04/22/10	45,878
*	USD	229,757	NOK	1,367,200	04/22/10	129
*	USD	694,252	SGD	974,600	04/22/10	2,354
						317,897

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	AUD	1,172,600	USD	1,051,525	04/22/10	$(22,644)
*	CAD	2,172,700	USD	2,085,681	04/22/10	(53,526)
*	CHF	216,100	USD	200,505	04/22/10	(4,474)
*	EUR	17,700	USD	23,836	04/22/10	(70)
*	GBP	3,669,400	USD	5,502,025	04/22/10	(65,738)
*	SGD	2,701,800	USD	1,924,847	04/22/10	(6,294)
*	USD	11,713	CAD	11,800	04/22/10	(95)
*	USD	111,510	DKK	610,000	04/22/10	(852)
*	USD	7,617,983	EUR	5,622,200	04/22/10	(24,237)
*	USD	517,922	HKD	4,019,500	04/22/10	(170)
*	USD	1,215,046	JPY	108,320,100	04/22/10	(56,313)
*	USD	377,153	NOK	2,240,500	04/22/10	(426)
*	USD	1,910,419	SEK	13,689,300	04/22/10	(14,489)
						(249,328)
Net Unrealized Appreciation (Depreciation)						$68,569

*  Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar	EUR — Euro Dollar	NOK — Norwegian Krone

CAD — Canadian Dollar	GBP — Pound Sterling	SEK — Swedish Krona

CHF — Swiss Franc	HKD — Hong Kong Dollar	SGD — Singapore Dollar

DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$149,635,478	$5,699	$2,431	$149,643,608
Preferred Stock	669,405	—	—	669,405
Convertible Preferred Stock	—	65	—	65
Asset Backed Securities	—	6,907,249	1	6,907,250
Convertible Bonds & Notes	—	267,247	—	267,247
U.S. Corporate Bonds & Notes	—	21,965,326	38,285	22,003,611
Foreign Corporate Bonds & Notes	—	2,761,830	—	2,761,830
Loans	—	89,789	—	89,789
Municipal Bonds & Notes	—	142,373	—	142,373
U.S. Government Agencies	—	14,953,483	—	14,953,483
Foreign Convertible Bonds & Notes	—	23,812	—	23,812
Exchange Traded Funds	4,618,765	—	—	4,618,765
Equity Certificates	—	477,537	—	477,537
Warrants	—	—	0	0
Options-purchased	1,536	—	—	1,536
Short-Term Investment Securities:
Commercial Paper	—	11,998,800	—	11,998,800
U.S. Government Agencies	—	12,998,920	—	12,998,920
U.S. Government Treasuries	—	7,230,766	—	7,230,766
Repurchase Agreement	—	7,174,000	—	7,174,000
Other Financial Instruments@
Open Call Option Contracts Written - Depreciation	(336)	—	—	(336)
Open Futures Contracts - Appreciation	1,374,429	—	—	1,374,429
Open Futures Contracts - Depreciation	(830,731)	—	—	(830,731)
Total Return Swaps - Appreciation	—	807,636	—	807,636
Total Return Swaps - Depreciation	—	(200,330)	—	(200,330)
Open Forward Foreign Currency Contracts - Appreciation	—	317,897	—	317,897
Open Forward Foreign Currency Contracts - Depreciation	—	(249,328)	—	(249,328)
Total	$155,468,546	$87,672,771	$40,717	$243,182,034

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Loans	Warrants
Balance as of 3/31/2009	$20,066	$2,945	$32,154	$6,313	$0
Accrued discounts/premiums	—	—	—	—	—
Realized gain(loss)	—	(13,109)	87	(202)	—
Change in unrealized appreciation(depreciation)	(18,174)	12,787	8,343	6,391	—
Net purchases(sales)	32	(2,622)	(2,299)	(91)	—
Transfers in and/or out of Level 3	507	—	—	(12,411)	—
Balance as of 3/31/2010	$2,431	$1	$38,285	$—	$0

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Computers	8.1%
Wireless Equipment	5.5
Commercial Services-Finance	5.5
Web Portals/ISP	5.4
Pharmacy Services	5.4
Diversified Banking Institutions	4.0
Diversified Manufacturing Operations	3.8
E-Commerce/Products	3.5
Oil Companies-Integrated	2.8
Medical-Biomedical/Gene	2.7
Networking Products	2.5
Investment Management/Advisor Services	2.4
Banks-Super Regional	2.4
E-Commerce/Services	2.3
Multimedia	1.6
Hotels/Motels	1.6
Oil-Field Services	1.5
Electronic Components-Semiconductors	1.5
Internet Content-Information/News	1.4
Transport-Services	1.4
Finance-Other Services	1.3
Retail-Restaurants	1.3
Industrial Gases	1.3
Medical-Drugs	1.2
Retail-Auto Parts	1.2
Metal Processors & Fabrication	1.2
Internet Application Software	1.1
Applications Software	1.1
Semiconductor Components-Integrated Circuits	1.1
Computer Services	1.0
Industrial Audio & Video Products	1.0
Retail-Building Products	1.0
Oil Field Machinery & Equipment	1.0
Finance-Credit Card	1.0
Medical Instruments	0.9
Medical-Wholesale Drug Distribution	0.9
Beverages-Non-alcoholic	0.9
Diversified Minerals	0.8
Cosmetics & Toiletries	0.8
Apparel Manufacturers	0.8
Athletic Footwear	0.8
Medical Products	0.8
Retail-Discount	0.8
Banks-Fiduciary	0.8
Oil Companies-Exploration & Production	0.8
Internet Security	0.7
Finance-Investment Banker/Broker	0.7
Auto-Heavy Duty Trucks	0.7
Distribution/Wholesale	0.7
Registered Investment Company	0.6
Retail-Regional Department Stores	0.6
Retail-Automobile	0.5
Insurance-Life/Health	0.5
Engineering/R&D Services	0.5
Non-Hazardous Waste Disposal	0.5
Industrial Automated/Robotic	0.5
Computer Aided Design	0.4
Machinery-Farming	0.4
Machinery-Construction & Mining	0.4
Agricultural Chemicals	0.4

Internet Infrastructure Software	0.4%
Semiconductor Equipment	0.4
Cellular Telecom	0.3
Gold Mining	0.3
Cruise Lines	0.2
Transport-Rail	0.2
Casino Hotels	0.2
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.3%
Agricultural Chemicals — 0.4%
Monsanto Co.	11,300	$807,046
Apparel Manufacturers — 0.8%
Coach, Inc.	39,800	1,572,896
Applications Software — 1.1%
Microsoft Corp.	49,650	1,453,255
Salesforce.com, Inc.†	7,600	565,820
		2,019,075
Athletic Footwear — 0.8%
NIKE, Inc., Class B	21,000	1,543,500
Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	30,200	1,308,868
Banks-Fiduciary — 0.8%
Northern Trust Corp.	26,200	1,447,812
Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	17,000	1,014,900
US Bancorp	75,600	1,956,528
Wells Fargo & Co.	49,600	1,543,552
		4,514,980
Beverages-Non-alcoholic — 0.9%
PepsiCo, Inc.	25,400	1,680,464
Casino Hotels — 0.2%
MGM Mirage†	26,100	313,200
Cellular Telecom — 0.3%
Leap Wireless International, Inc. †	16,700	273,212
MetroPCS Communications, Inc.†	44,100	312,228
		585,440
Commercial Services-Finance — 5.5%
Automatic Data Processing, Inc.	24,900	1,107,303
Mastercard, Inc., Class A	9,600	2,438,400
The Western Union Co.	36,000	610,560
Visa, Inc., Class A	69,000	6,281,070
		10,437,333
Computer Aided Design — 0.4%
Autodesk, Inc.†	29,000	853,180
Computer Services — 1.0%
Accenture PLC, Class A	46,100	1,933,895
Computers — 8.1%
Apple, Inc.†	54,100	12,709,713
Hewlett-Packard Co.	21,200	1,126,780
International Business Machines Corp.	11,500	1,474,875
		15,311,368
Cosmetics & Toiletries — 0.8%
The Procter & Gamble Co.	24,892	1,574,917
Cruise Lines — 0.2%
Carnival Corp.(1)	11,100	431,568
Distribution/Wholesale — 0.7%
Fastenal Co.	26,100	1,252,539
Diversified Banking Institutions — 4.0%
JP Morgan Chase & Co.	91,700	4,103,575
Morgan Stanley	53,400	1,564,086
The Goldman Sachs Group, Inc.	11,400	1,945,182
		7,612,843

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 3.8%
3M Co.	17,200	$1,437,404
Danaher Corp.	72,800	5,817,448
		7,254,852
Diversified Minerals — 0.8%
BHP Billiton, Ltd.	40,100	1,604,015
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	49,600	6,732,208
E-Commerce/Services — 2.3%
eBay, Inc.†	64,200	1,730,190
Liberty Media Corp. - Interactive, Class A†(3)	100,300	1,535,593
priceline.com, Inc.†	4,100	1,045,500
		4,311,283
Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	31,900	1,058,442
Intel Corp.	20,300	451,878
NVIDIA Corp.†	46,600	809,908
Samsung Electronics Co., Ltd.	765	553,069
		2,873,297
Engineering/R&D Services — 0.5%
McDermott International, Inc.†	32,700	880,284
Finance-Credit Card — 1.0%
American Express Co.	43,700	1,803,062
Finance-Investment Banker/Broker — 0.7%
The Charles Schwab Corp.	71,000	1,326,990
Finance-Other Services — 1.3%
CME Group, Inc.	2,800	885,108
IntercontinentalExchange, Inc.†	14,300	1,604,174
		2,489,282
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	9,100	506,597
Hotels/Motels — 1.6%
Marriott International, Inc., Class A	57,842	1,823,180
Starwood Hotels & Resorts Worldwide, Inc.	24,500	1,142,680
		2,965,860
Industrial Audio & Video Products — 1.0%
Dolby Laboratories, Inc., Class A†	32,500	1,906,775
Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	15,200	856,672
Industrial Gases — 1.3%
Praxair, Inc.	28,600	2,373,800
Insurance-Life/Health — 0.5%
Sun Life Financial, Inc.	28,700	923,181
Internet Application Software — 1.1%
Tencent Holdings, Ltd.	108,300	2,171,789
Internet Content-Information/News — 1.4%
Baidu, Inc. ADR†	4,600	2,746,200
Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	25,600	804,096
Internet Security — 0.7%
McAfee, Inc.†	34,700	1,392,511

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Management/Advisor Services — 2.4%
BlackRock, Inc.	2,900	$631,504
Franklin Resources, Inc.	19,000	2,107,100
Invesco, Ltd.	86,600	1,897,406
		4,636,010
Machinery-Construction & Mining — 0.4%
Bucyrus International, Inc.	12,400	818,276
Machinery-Farming — 0.4%
Deere & Co.	13,900	826,494
Medical Instruments — 0.9%
Intuitive Surgical, Inc.†	5,000	1,740,650
Medical Products — 0.8%
Stryker Corp.	25,600	1,464,832
Medical-Biomedical/Gene — 2.7%
Celgene Corp.†	17,300	1,071,908
Gilead Sciences, Inc.†	61,700	2,806,116
Illumina, Inc.†	16,400	637,960
Vertex Pharmaceuticals, Inc.†	13,400	547,658
		5,063,642
Medical-Drugs — 1.2%
Allergan, Inc.	36,000	2,351,520
Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	25,900	1,702,148
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	17,700	2,242,767
Multimedia — 1.6%
The McGraw-Hill Cos., Inc.	33,300	1,187,145
The Walt Disney Co.	54,100	1,888,631
		3,075,776
Networking Products — 2.5%
Cisco Systems, Inc.†	100,300	2,610,809
Juniper Networks, Inc.†	70,500	2,162,940
		4,773,749
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	29,900	867,698
Oil Companies-Exploration & Production — 0.8%
EOG Resources, Inc.	15,400	1,431,276
Oil Companies-Integrated — 1.5%
Murphy Oil Corp.	16,300	915,897
Suncor Energy, Inc.	59,400	1,932,876
		2,848,773
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	31,100	1,332,946
FMC Technologies, Inc.†	7,800	504,114
		1,837,060
Oil-Field Services — 1.5%
Schlumberger, Ltd.	46,000	2,919,160
Pharmacy Services — 5.4%
Express Scripts, Inc.†	44,200	4,497,792
Medco Health Solutions, Inc.†	87,600	5,655,456
		10,153,248
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	9,000	1,557,810
O'Reilly Automotive, Inc.†	17,800	742,438
		2,300,248

Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.5%
CarMax, Inc.†	41,600	$1,044,992
Retail-Building Products — 1.0%
Lowe's Cos., Inc.	77,600	1,881,024
Retail-Discount — 0.8%
Costco Wholesale Corp.	24,400	1,456,924
Retail-Regional Department Stores — 0.6%
Kohl's Corp.†	19,700	1,079,166
Retail-Restaurants — 1.3%
Starbucks Corp.	98,800	2,397,876
Semiconductor Components-Integrated Circuits — 1.1%
Marvell Technology Group, Ltd.†	98,400	2,005,392
Semiconductor Equipment — 0.4%
ASML Holding NV	22,400	792,960
Transport-Rail — 0.2%
Union Pacific Corp.	5,400	395,820
Transport-Services — 1.4%
Expeditors International of Washington, Inc.	35,600	1,314,352
FedEx Corp.	14,800	1,382,320
		2,696,672
Web Portals/ISP — 5.4%
Google, Inc., Class A†	18,000	10,206,180
Wireless Equipment — 5.5%
American Tower Corp., Class A†	72,100	3,072,181
Crown Castle International Corp.†	113,000	4,319,990
QUALCOMM, Inc.	73,800	3,098,862
		10,491,033
Total Common Stock (cost $147,891,944)		186,625,044
PREFERRED STOCK — 1.3%
Oil Companies-Integrated — 1.3%
Petroleo Brasileiro SA ADR (cost $2,266,790)	60,500	2,395,195
Total Long-Term Investment Securities (cost $150,158,734)		189,020,239
SHORT-TERM INVESTMENT SECURITY — 0.6%
Registered Investment Company — 0.6%
T. Rowe Price Reserve Investment Fund (cost $1,190,555)	1,190,555	1,190,555
TOTAL INVESTMENTS (cost $151,349,289)(2)	100.3%	190,210,794
Liabilities in excess of other assets	(0.3)	(490,054)
NET ASSETS	100.0%	$189,720,740

†  Non-income producing security

(1)  Consists of more than one type of securities traded together as a unit.

(2)  See Note 3 for cost of investments on a tax basis.

(3)  Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.

ADR — American Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Commercial Services-Finance	$10,437,333	$—	$—	$10,437,333
Computers	15,311,368	—	—	15,311,368
Pharmacy Services	10,153,248	—	—	10,153,248
Web Portals/ISP	10,206,180	—	—	10,206,180
Wireless Equipment	10,491,033	—	—	10,491,033
Other Industries*	130,025,882	—	—	130,025,882
Preferred Stock	2,395,195	—	—	2,395,195
Short-Term Investment Security:
Registered Investment Company	—	1,190,555	—	1,190,555
Total	$189,020,239	$1,190,555	$—	$190,210,794

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Computers	10.7%
Medical-Biomedical/Gene	6.1
Networking Products	4.1
Diversified Banking Institutions	3.7
Wireless Equipment	3.5
Enterprise Software/Service	3.4
Medical Products	3.1
Beverages-Non-alcoholic	3.1
Applications Software	2.8
Web Portals/ISP	2.8
Cosmetics & Toiletries	2.7
Oil Companies-Integrated	2.6
Oil Companies-Exploration & Production	2.4
Oil-Field Services	2.1
Electronic Components-Semiconductors	2.0
U.S. Government Agency	1.9
Commercial Services-Finance	1.8
Medical-Drugs	1.6
Finance-Other Services	1.3
Brewery	1.3
Retail-Discount	1.3
Medical Instruments	1.2
Finance-Investment Banker/Broker	1.2
Optical Supplies	1.2
Retail-Restaurants	1.0
Metal Processors & Fabrication	0.9
Multimedia	0.9
Diversified Manufacturing Operations	0.9
Aerospace/Defense-Equipment	0.9
Index Fund	0.8
Agricultural Chemicals	0.8
Pharmacy Services	0.8
Electronic Connectors	0.7
Retail-Apparel/Shoe	0.7
Real Estate Management/Services	0.7
Industrial Gases	0.7
Athletic Footwear	0.7
Transport-Services	0.6
Web Hosting/Design	0.6
Retail-Office Supplies	0.6
Instruments-Scientific	0.6
Retail-Building Products	0.6
Banks-Fiduciary	0.6
Commercial Services	0.6
Insurance-Multi-line	0.6
Banks-Commercial	0.5
Telecom Equipment-Fiber Optics	0.5
Retail-Drug Store	0.5
Chemicals-Diversified	0.5
Food-Misc.	0.5
Vitamins & Nutrition Products	0.5
Repurchase Agreements	0.5
Telephone-Integrated	0.5
Diversified Minerals	0.5
Insurance-Reinsurance	0.5
Real Estate Investment Trusts	0.4
Chemicals-Specialty	0.4
Telecom Services	0.4
Auto-Cars/Light Trucks	0.4
Finance-Consumer Loans	0.4

Computers-Memory Devices	0.4%
Tobacco	0.4
Savings & Loans/Thrifts	0.4
Disposable Medical Products	0.4
Retail-Regional Department Stores	0.4
Computer Services	0.4
Soap & Cleaning Preparation	0.3
Medical-Generic Drugs	0.3
Finance-Credit Card	0.3
Aerospace/Defense	0.3
E-Commerce/Services	0.3
E-Commerce/Products	0.3
Investment Management/Advisor Services	0.3
Transport-Rail	0.3
Real Estate Operations & Development	0.2
Machinery-Construction & Mining	0.2
Metal-Copper	0.2
Oil Field Machinery & Equipment	0.2
Cellular Telecom	0.2
Cable/Satellite TV	0.2
Medical-HMO	0.2
Insurance-Life/Health	0.2
Coal	0.2
Gold Mining	0.2
Retail-Major Department Stores	0.2
Apparel Manufacturers	0.1
Consumer Products-Misc.	0.1
Hotels/Motels	0.1
Electronic Forms	0.1
Internet Security	0.1
Oil & Gas Drilling	0.1
Electric Products-Misc.	0.1
Retail-Consumer Electronics	0.1
Machinery-Farming	0.1
Medical Labs & Testing Services	0.1
Distribution/Wholesale	0.1
Schools	0.1
Retail-Bedding	0.1
Semiconductor Equipment	0.1
Semiconductor Components-Integrated Circuits	0.1
Electric-Integrated	0.1
Retail-Auto Parts	0.1
Electronic Measurement Instruments	0.1
Steel-Producers	0.1
Paper & Related Products	0.1
Metal-Iron	0.1
Toys	0.1
Broadcast Services/Program	0.1
Data Processing/Management	0.1
Engines-Internal Combustion	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	3,307	$128,345
Aerospace/Defense — 0.3%
General Dynamics Corp.	3,587	276,917
Rockwell Collins, Inc.	2,658	166,364
The Boeing Co.	4,992	362,469
		805,750
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	2,116	149,220
United Technologies Corp.	29,574	2,176,942
		2,326,162
Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	821	74,859
Monsanto Co.	28,638	2,045,326
Syngenta AG	202	56,094
		2,176,279
Apparel Manufacturers — 0.1%
Coach, Inc.	5,313	209,970
Polo Ralph Lauren Corp.	967	82,233
VF Corp.	658	52,739
		344,942
Applications Software — 2.8%
Citrix Systems, Inc.†	3,108	147,537
Compuware Corp.†	1,769	14,860
Intuit, Inc.†	5,308	182,277
Microsoft Corp.	236,920	6,934,648
Red Hat, Inc.†	3,191	93,400
Salesforce.com, Inc.†	5,547	412,974
		7,785,696
Athletic Footwear — 0.7%
NIKE, Inc., Class B	24,744	1,818,684
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	1,174	54,920
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	90,296	1,135,021
Banks-Commercial — 0.5%
Standard Chartered PLC	53,813	1,467,860
Banks-Fiduciary — 0.6%
Northern Trust Corp.	28,865	1,595,080
Beverages-Non-alcoholic — 3.1%
Coca-Cola Enterprises, Inc.	2,702	74,737
Dr Pepper Snapple Group, Inc.	2,191	77,057
PepsiCo, Inc.	76,873	5,085,918
The Coca-Cola Co.	57,317	3,152,435
		8,390,147
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	974	57,904
Brewery — 1.3%
Anheuser-Busch InBev NV	70,900	3,571,411

Security Description	Shares	Value (Note 2)
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class C†	3,787	$111,375
Scripps Networks Interactive Inc., Class A	788	34,948
		146,323
Cable/Satellite TV — 0.2%
DIRECTV, Class A†	15,812	534,604
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,167	88,494
Casino Services — 0.0%
International Game Technology	2,809	51,826
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	10,960	551,726
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	8,253	307,342
FMC Corp.	1,226	74,222
Israel Chemicals, Ltd.	64,464	872,137
PPG Industries, Inc.	1,851	121,055
		1,374,756
Chemicals-Specialty — 0.4%
Ecolab, Inc.	23,535	1,034,363
International Flavors & Fragrances, Inc.	1,337	63,735
Sigma-Aldrich Corp.	2,059	110,486
		1,208,584
Coal — 0.2%
CONSOL Energy, Inc.	3,714	158,439
Massey Energy Co.	1,607	84,030
Peabody Energy Corp.	4,544	207,661
		450,130
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	638	43,180
Commercial Services — 0.6%
Iron Mountain, Inc.	57,515	1,575,911
Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	3,756	167,029
Equifax, Inc.	1,068	38,234
Global Payments, Inc.	18,490	842,220
H&R Block, Inc.	1,929	34,336
Mastercard, Inc., Class A	4,502	1,143,508
Moody's Corp.	1,629	48,463
Paychex, Inc.	3,046	93,512
The Western Union Co.	69,165	1,173,038
Total System Services, Inc.	1,601	25,072
Visa, Inc., Class A	15,198	1,383,474
		4,948,886
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,884	114,267
Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A†	16,951	864,162
Computer Sciences Corp.†	1,558	84,895
		949,057

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers — 10.7%
Apple, Inc.†	82,160	$19,301,849
Hewlett-Packard Co.	27,466	1,459,818
International Business Machines Corp.	21,965	2,817,011
Research In Motion, Ltd.†	75,547	5,586,701
		29,165,379
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,819	81,441
Computers-Memory Devices — 0.4%
EMC Corp.†	34,709	626,150
NetApp, Inc.†	5,828	189,760
SanDisk Corp.†	2,166	75,009
Western Digital Corp.†	3,866	150,735
		1,041,654
Consumer Products-Misc. — 0.1%
Clorox Co.	1,115	71,516
Kimberly-Clark Corp.	4,012	252,275
		323,791
Containers-Metal/Glass — 0.0%
Ball Corp.	1,018	54,341
Owens-Illinois, Inc.†	1,482	52,670
		107,011
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,141	28,730
Cosmetics & Toiletries — 2.7%
Avon Products, Inc.	42,998	1,456,342
Colgate-Palmolive Co.	19,529	1,665,043
The Estee Lauder Cos., Inc., Class A	1,999	129,675
The Procter & Gamble Co.	66,865	4,230,549
		7,481,609
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	862	64,150
Fiserv, Inc.†	1,545	78,424
		142,574
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,618	56,387
Patterson Cos., Inc.	931	28,908
		85,295
Dialysis Centers — 0.0%
DaVita, Inc.†	1,745	110,633
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	11,162	966,852
Distribution/Wholesale — 0.1%
Fastenal Co.	2,219	106,490
WW Grainger, Inc.	1,041	112,553
		219,043
Diversified Banking Institutions — 3.7%
Bank of America Corp.	213,697	3,814,492
JPMorgan Chase & Co.	73,705	3,298,299
Morgan Stanley	27,280	799,031
The Goldman Sachs Group, Inc.	12,340	2,105,574
		10,017,396

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.9%
3M Co.	6,499	$543,121
Danaher Corp.	9,810	783,917
Dover Corp.	1,670	78,072
Honeywell International, Inc.	12,928	585,251
Illinois Tool Works, Inc.	4,317	204,453
ITT Corp.	3,093	165,816
		2,360,630
Diversified Minerals — 0.5%
Vale SA ADR	40,980	1,319,146
Diversified Operations — 0.0%
Leucadia National Corp.†	1,219	30,243
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	5,788	785,605
E-Commerce/Services — 0.3%
eBay, Inc.†	19,109	514,988
Expedia, Inc.	3,575	89,232
priceline.com, Inc.†	771	196,605
		800,825
Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,216	262,573
Electric-Generation — 0.0%
The AES Corp.†	6,895	75,845
Electric-Integrated — 0.1%
Exelon Corp.	4,240	185,754
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	4,869	45,136
Altera Corp.	5,029	122,255
Broadcom Corp., Class A	70,301	2,332,587
Intel Corp.	41,098	914,842
LSI Corp.†	5,329	32,613
Microchip Technology, Inc.	1,745	49,139
Micron Technology, Inc.†	6,760	70,236
National Semiconductor Corp.	1,810	26,155
NVIDIA Corp.†	9,383	163,077
QLogic Corp.†	1,926	39,098
Texas Instruments, Inc.	13,439	328,852
Xilinx, Inc.	47,148	1,202,274
		5,326,264
Electronic Connectors — 0.7%
Amphenol Corp., Class A	48,319	2,038,579
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,862	313,449
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,949	101,416
FLIR Systems, Inc.†	2,585	72,897
		174,313
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	821	100,696
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,145	132,883
Enterprise Software/Service — 3.4%
BMC Software, Inc.†	3,088	117,344
CA, Inc.	3,943	92,542
Oracle Corp.	350,813	9,012,386
		9,222,272

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,044	$38,141
Filtration/Separation Products — 0.0%
Pall Corp.	913	36,967
Finance-Consumer Loans — 0.4%
SLM Corp.†	84,770	1,061,320
Finance-Credit Card — 0.3%
American Express Co.	20,235	834,896
Finance-Investment Banker/Broker — 1.2%
The Charles Schwab Corp.	174,555	3,262,433
Finance-Other Services — 1.3%
CME Group, Inc.	10,697	3,381,429
IntercontinentalExchange, Inc.†	1,245	139,664
NYSE Euronext	3,045	90,162
		3,611,255
Food-Confectionery — 0.0%
The Hershey Co.	1,182	50,601
Food-Misc. — 0.5%
Campbell Soup Co.	1,467	51,859
ConAgra Foods, Inc.	3,749	93,987
General Mills, Inc.	2,898	205,149
H.J. Heinz Co.	2,674	121,961
Kellogg Co.	2,544	135,926
Kraft Foods, Inc., Class A	23,850	721,224
McCormick & Co., Inc.	1,050	40,278
		1,370,384
Food-Retail — 0.0%
Whole Foods Market, Inc.†	2,880	104,112
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,129	43,929
Weyerhaeuser Co.	965	43,686
		87,615
Gold Mining — 0.2%
Newmont Mining Corp.	8,302	422,821
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,434	78,153
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,970	93,614
Starwood Hotels & Resorts Worldwide, Inc.	3,159	147,336
Wyndham Worldwide Corp.	3,024	77,808
		318,758
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,041	17,291
Robert Half International, Inc.	1,307	39,772
		57,063
Independent Power Producers — 0.0%
NRG Energy, Inc.†	2,746	57,391
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	990	55,796
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	2,009	148,566
Airgas, Inc.	825	52,486
Praxair, Inc.	19,800	1,643,400
		1,844,452

Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	29,910	$1,538,571
Waters Corp.†	1,582	106,848
		1,645,419
Insurance-Life/Health — 0.2%
Aflac, Inc.	3,014	163,630
Principal Financial Group, Inc.	3,133	91,515
Prudential Financial, Inc.	4,560	275,880
		531,025
Insurance-Multi-line — 0.6%
ACE, Ltd.	27,370	1,431,451
XL Capital, Ltd., Class A	5,785	109,337
		1,540,788
Insurance-Reinsurance — 0.5%
Berkshire Hathaway, Inc., Class B†	15,390	1,250,745
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,910	91,403
Internet Security — 0.1%
McAfee, Inc.†	2,683	107,669
Symantec Corp.†	9,134	154,547
VeriSign, Inc.†	1,241	32,279
		294,495
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,419	109,726
Federated Investors, Inc., Class B	1,497	39,491
Franklin Resources, Inc.	1,355	150,270
Invesco, Ltd.	7,250	158,847
Janus Capital Group, Inc.	3,106	44,385
Legg Mason, Inc.	852	24,427
T. Rowe Price Group, Inc.	4,379	240,538
		767,684
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	10,563	663,885
Machinery-Farming — 0.1%
Deere & Co.	3,943	234,451
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	982	56,799
Machinery-Pumps — 0.0%
Flowserve Corp.	944	104,095
Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	658	229,070
Medtronic, Inc.	18,678	841,070
St. Jude Medical, Inc.†	53,943	2,214,360
		3,284,500
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,770	134,007
Quest Diagnostics, Inc.	1,474	85,919
		219,926
Medical Products — 3.1%
Baxter International, Inc.	53,135	3,092,457
Becton, Dickinson and Co.	2,072	163,129
Hospira, Inc.†	2,771	156,977
Johnson & Johnson	67,502	4,401,130
Stryker Corp.	4,779	273,454

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
Varian Medical Systems, Inc.†	2,096	$115,972
Zimmer Holdings, Inc.†	3,601	213,179
		8,416,298
Medical-Biomedical/Gene — 6.1%
Amgen, Inc.†	8,611	514,593
Biogen Idec, Inc.†	31,569	1,810,798
Celgene Corp.†	97,014	6,010,987
Charles River Laboratories International, Inc.†	29,550	1,161,611
Genzyme Corp.†	2,250	116,618
Gilead Sciences, Inc.†	150,800	6,858,384
Life Technologies Corp.†	3,058	159,842
Millipore Corp.†	947	100,003
		16,732,836
Medical-Drugs — 1.6%
Abbott Laboratories	13,914	732,990
Allergan, Inc.	5,200	339,664
Bristol-Myers Squibb Co.	12,753	340,505
Cephalon, Inc.†	570	38,635
Eli Lilly & Co.	8,922	323,155
Forest Laboratories, Inc.†	3,323	104,209
Merck & Co., Inc.	68,812	2,570,128
		4,449,286
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	5,186	117,774
Teva Pharmaceutical Industries, Ltd. ADR	11,030	695,772
Watson Pharmaceuticals, Inc.†	1,802	75,270
		888,816
Medical-HMO — 0.2%
CIGNA Corp.	4,649	170,060
UnitedHealth Group, Inc.	11,156	364,467
		534,527
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	19,871	2,517,854
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	7,280	608,171
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,286	162,192
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,615	73,403
Multimedia — 0.9%
News Corp., Class A	74,051	1,067,075
The McGraw-Hill Cos., Inc.	2,722	97,039
Viacom, Inc., Class B†	35,327	1,214,542
		2,378,656
Networking Products — 4.1%
Cisco Systems, Inc.†	420,719	10,951,315
Juniper Networks, Inc.†	8,885	272,592
		11,223,907
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,355	68,342

Security Description	Shares	Value (Note 2)
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	1,175	$104,352
Helmerich & Payne, Inc.	1,788	68,087
Nabors Industries, Ltd.†	3,081	60,480
Rowan Cos., Inc.†	1,925	56,037
		288,956
Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	8,329	606,601
Apache Corp.	5,691	577,637
Cabot Oil & Gas Corp.	1,034	38,051
Denbury Resources, Inc.†	6,687	112,810
Devon Energy Corp.	3,022	194,707
EOG Resources, Inc.	4,271	396,947
EQT Corp.	1,168	47,888
Noble Energy, Inc.	2,950	215,350
Occidental Petroleum Corp.	29,509	2,494,691
Pioneer Natural Resources Co.	1,954	110,049
Questar Corp.	1,388	59,962
Range Resources Corp.	2,691	126,127
Southwestern Energy Co.†	23,902	973,289
XTO Energy, Inc.	9,864	465,384
		6,419,493
Oil Companies-Integrated — 2.3%
BG Group PLC	44,050	762,377
Exxon Mobil Corp.	42,311	2,833,991
Murphy Oil Corp.	1,907	107,154
Petroleo Brasileiro SA ADR	38,285	1,703,300
Suncor Energy, Inc.	26,950	876,953
		6,283,775
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	4,134	177,183
FMC Technologies, Inc.†	2,063	133,332
National Oilwell Varco, Inc.	7,076	287,144
		597,659
Oil-Field Services — 2.1%
Baker Hughes, Inc.	5,274	247,034
Halliburton Co.	48,922	1,474,020
Schlumberger, Ltd.	64,763	4,109,860
		5,830,914
Optical Supplies — 1.2%
Alcon, Inc.	19,750	3,190,810
Paper & Related Products — 0.1%
International Paper Co.	3,735	91,918
MeadWestvaco Corp.	2,896	73,993
		165,911
Pharmacy Services — 0.8%
Express Scripts, Inc.†	15,325	1,559,472
Medco Health Solutions, Inc.†	7,847	506,602
		2,066,074
Pipelines — 0.0%
El Paso Corp.	6,285	68,129
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,244	20,551

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	654	$12,040
AvalonBay Communities, Inc.	634	54,746
Boston Properties, Inc.	869	65,557
Equity Residential	1,811	70,901
HCP, Inc.	4,969	163,977
Health Care REIT, Inc.	795	35,958
ProLogis	8,018	105,837
Public Storage	1,124	103,397
Simon Property Group, Inc.	4,903	411,362
Ventas, Inc.	2,650	125,822
Vornado Realty Trust	933	70,628
		1,220,225
Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†	119,711	1,897,419
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.	166,000	668,126
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	1,488	67,912
Limited Brands, Inc.	62,736	1,544,560
Ross Stores, Inc.	2,095	112,020
The Gap, Inc.	4,508	104,180
Urban Outfitters, Inc.†	2,194	83,438
		1,912,110
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	502	86,891
O'Reilly Automotive, Inc.†	2,326	97,018
		183,909
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,430	193,857
Retail-Building Products — 0.6%
Lowe's Cos., Inc.	67,350	1,632,564
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,672	36,634
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,796	246,562
Retail-Discount — 1.3%
Costco Wholesale Corp.	30,280	1,808,019
Target Corp.	31,580	1,661,108
		3,469,127
Retail-Drug Store — 0.5%
CVS Caremark Corp.	28,901	1,056,621
Walgreen Co.	9,995	370,714
		1,427,335
Retail-Jewelry — 0.0%
Tiffany & Co.	2,104	99,919
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	2,795	114,176
TJX Cos., Inc.	7,097	301,764
		415,940
Retail-Office Supplies — 0.6%
Staples, Inc.	71,106	1,663,169

Security Description	Shares	Value (Note 2)
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	17,604	$964,347
Retail-Restaurants — 1.0%
Darden Restaurants, Inc.	1,513	67,389
McDonald's Corp.	31,022	2,069,788
Starbucks Corp.	12,570	305,074
Yum! Brands, Inc.	7,935	304,148
		2,746,399
Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	8,012	113,450
People's United Financial, Inc.	58,310	911,968
		1,025,418
Schools — 0.1%
Apollo Group, Inc., Class A†	2,174	133,245
DeVry, Inc.	1,047	68,264
		201,509
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	2,819	81,244
Linear Technology Corp.	3,779	106,870
		188,114
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	7,495	101,033
KLA-Tencor Corp.	1,280	39,578
Novellus Systems, Inc.†	746	18,650
Teradyne, Inc.†	2,997	33,476
		192,737
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	16,349	897,363
Steel-Producers — 0.1%
AK Steel Holding Corp.	1,133	25,901
Nucor Corp.	3,248	147,394
		173,295
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	930	50,211
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	70,364	1,422,057
JDS Uniphase Corp.†	2,419	30,310
		1,452,367
Telecom Services — 0.4%
tw telecom, Inc.†	66,315	1,203,617
Telecommunication Equipment — 0.0%
Harris Corp.	1,393	66,153
Tellabs, Inc.	2,275	17,222
		83,375
Telephone-Integrated — 0.5%
AT&T, Inc.	49,899	1,289,390
Windstream Corp.	3,322	36,177
		1,325,567
Television — 0.0%
CBS Corp., Class B	5,266	73,408

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Tobacco — 0.4%
Altria Group, Inc.	10,906	$223,791
Lorillard, Inc.	1,047	78,776
Philip Morris International, Inc.	13,994	729,927
		1,032,494
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	1,730	99,319
Toys — 0.1%
Hasbro, Inc.	2,075	79,431
Mattel, Inc.	3,628	82,501
		161,932
Transport-Rail — 0.3%
CSX Corp.	4,155	211,490
Norfolk Southern Corp.	2,688	150,232
Union Pacific Corp.	4,955	363,201
		724,923
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	1,803	100,697
Expeditors International of Washington, Inc.	1,865	68,856
United Parcel Service, Inc., Class B	24,563	1,582,103
		1,751,656
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co., Class A	25,797	1,342,218
Web Hosting/Design — 0.6%
Equinix, Inc.†	17,200	1,674,248
Web Portals/ISP — 2.8%
Google, Inc., Class A†	11,945	6,772,935
Yahoo!, Inc.†	48,931	808,829
		7,581,764
Wireless Equipment — 3.5%
American Tower Corp., Class A†	71,259	3,036,346
Crown Castle International Corp.†	68,655	2,624,681
QUALCOMM, Inc.	91,107	3,825,583
		9,486,610
Total Common Stock (cost $218,243,325)		263,060,150
PREFERRED STOCK — 0.3%
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR (cost $899,759)	23,646	936,145

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE TRADED FUND — 0.8%
Index Fund — 0.8%
iShares S&P 500 Growth Index Fund (cost $2,114,400)	36,400	$2,181,088
Total Long-Term Investment Securities (cost $221,257,484)		266,177,383
SHORT-TERM INVESTMENT SECURITIES — 1.9%
U.S. Government Agency — 1.9%
Federal Home Loan Bank Disc. Notes 0.00% due 04/01/10	$5,100,000	5,100,000
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.12% due 05/20/10(1)	61,000	60,990
Total Short-Term Investment Securities (cost $5,160,990)		5,160,990
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $790,000 and collateralized by $810,000 of United States Treasury Bills, bearing interest at 0.19% due 09/02/10 and having approximate value of $809,271	790,000	790,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	536,000	536,000
Total Repurchase Agreements (cost $1,326,000)		1,326,000
TOTAL INVESTMENTS (cost $227,744,474)(3)	99.7%	272,664,373
Other assets less liabilities	0.3	836,441
NET ASSETS	100.0%	$273,500,814

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2010	$593,111	$599,800	$6,689

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$29,165,379	$—	$—	$29,165,379
Medical-Biomedical/Gene	16,732,836	—	—	16,732,836
Other Industries*	217,161,935	—	—	217,161,935
Exchange Traded Fund	2,181,088	—	—	2,181,088
Preferred Stock	936,145			936,145
Short-Term Investment Securities:
U.S. Government Agency	—	5,100,000	—	5,100,000
U.S. Government Treasury	—	60,990	—	60,990
Repurchase Agreements	—	1,326,000	—	1,326,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	6,689	—	—	6,689
Total	$266,184,072	$6,486,990	$—	$272,671,062

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Computers	6.0%
Diversified Banking Institutions	5.2
Oil Companies-Integrated	5.0
Medical-Drugs	3.4
Diversified Manufacturing Operations	3.2
Web Portals/ISP	2.8
Wireless Equipment	2.6
Aerospace/Defense	2.5
Banks-Super Regional	2.4
Commercial Services-Finance	2.3
Multimedia	2.1
Pharmacy Services	2.0
Networking Products	1.9
Retail-Discount	1.9
Beverages-Non-alcoholic	1.9
Oil Companies-Exploration & Production	1.8
Medical-Biomedical/Gene	1.8
Electric-Integrated	1.8
Applications Software	1.8
Electronic Components-Semiconductors	1.7
Medical Products	1.7
Telephone-Integrated	1.7
Investment Management/Advisor Services	1.5
Cosmetics & Toiletries	1.5
Food-Misc.	1.4
E-Commerce/Products	1.4
Retail-Restaurants	1.3
Oil-Field Services	1.3
E-Commerce/Services	1.3
Retail-Building Products	1.1
Cable/Satellite TV	1.1
Transport-Rail	1.0
Medical Instruments	1.0
Finance-Credit Card	1.0
Enterprise Software/Service	0.9
Aerospace/Defense-Equipment	0.9
Industrial Gases	0.9
Repurchase Agreements	0.9
Transport-Services	0.8
Tobacco	0.8
Medical-HMO	0.8
Insurance-Multi-line	0.7
Semiconductor Equipment	0.7
Oil & Gas Drilling	0.7
Index Fund-Large Cap	0.6
Hotels/Motels	0.6
Non-Hazardous Waste Disposal	0.6
Finance-Other Services	0.6
Agricultural Chemicals	0.6
Computers-Memory Devices	0.6
Insurance-Property/Casualty	0.5
Banks-Fiduciary	0.5
Internet Content-Information/News	0.5
Metal Processors & Fabrication	0.5
Oil Field Machinery & Equipment	0.5
Retail-Auto Parts	0.5
Metal-Copper	0.4
Insurance-Life/Health	0.4
Medical-Wholesale Drug Distribution	0.4
Computer Services	0.4

Semiconductor Components-Integrated Circuits	0.4%
Insurance-Reinsurance	0.4
Internet Application Software	0.4
Retail-Consumer Electronics	0.4
Real Estate Investment Trusts	0.4
Apparel Manufacturers	0.4
Athletic Footwear	0.4
Forestry	0.4
Industrial Audio & Video Products	0.3
Internet Security	0.3
Finance-Investment Banker/Broker	0.3
Diversified Minerals	0.3
Auto-Heavy Duty Trucks	0.3
Distribution/Wholesale	0.3
Machinery-Construction & Mining	0.3
Retail-Regional Department Stores	0.3
Retail-Drug Store	0.3
Chemicals-Diversified	0.3
Machinery-Farming	0.2
Engineering/R&D Services	0.2
Retail-Automobile	0.2
Industrial Automated/Robotic	0.2
Computer Aided Design	0.2
Gold Mining	0.2
Internet Infrastructure Software	0.2
Banks-Commercial	0.2
Cruise Lines	0.1
Consumer Products-Misc.	0.1
Auto-Cars/Light Trucks	0.1
Electric Products-Misc.	0.1
Cellular Telecom	0.1
Pipelines	0.1
U.S. Government Treasury	0.1
Retail-Major Department Stores	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Apparel/Shoe	0.1
Food-Retail	0.1
Instruments-Scientific	0.1
Coal	0.1
Steel-Producers	0.1
Chemicals-Specialty	0.1
Gas-Distribution	0.1
Casino Hotels	0.1
Insurance Brokers	0.1
Auto/Truck Parts & Equipment-Original	0.1
Data Processing/Management	0.1
Retail-Office Supplies	0.1
Electronic Forms	0.1
Agricultural Operations	0.1
Office Automation & Equipment	0.1
Food-Wholesale/Distribution	0.1
Medical Labs & Testing Services	0.1
Oil Refining & Marketing	0.1
Advertising Agencies	0.1
Electronic Measurement Instruments	0.1
Paper & Related Products	0.1
Metal-Aluminum	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	383	$3,186
Omnicom Group, Inc.	233	9,043
		12,229
Aerospace/Defense — 2.5%
General Dynamics Corp.	1,990	153,628
Lockheed Martin Corp.	236	19,640
Northrop Grumman Corp.	226	14,819
Raytheon Co.	4,283	244,645
Rockwell Collins, Inc.	117	7,323
Spirit Aerosystems Holdings, Inc., Class A†	6,000	140,280
The Boeing Co.	566	41,097
		621,432
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	92	6,488
United Technologies Corp.	3,000	220,830
		227,318
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	34	3,100
Monsanto Co.	1,908	136,269
		139,369
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	481	13,901
Airlines — 0.0%
Southwest Airlines Co.	556	7,350
Apparel Manufacturers — 0.4%
Coach, Inc.	2,139	84,533
Polo Ralph Lauren Corp.	42	3,572
VF Corp.	66	5,290
		93,395
Appliances — 0.0%
Whirlpool Corp.	55	4,799
Applications Software — 1.8%
Citrix Systems, Inc.†	135	6,409
Compuware Corp.†	182	1,529
Intuit, Inc.†	239	8,207
Microsoft Corp.	13,405	392,364
Red Hat, Inc.†	133	3,893
Salesforce.com, Inc.†	380	28,291
		440,693
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,241	91,213
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	54	2,526
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,490	31,299
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	1,673	72,508
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	498	16,429
Banks-Commercial — 0.2%
BB&T Corp.	510	16,519
First Horizon National Corp.†	178	2,501

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
M&T Bank Corp.	64	$5,080
Marshall & Ilsley Corp.	413	3,325
Regions Financial Corp.	880	6,908
Zions Bancorporation	109	2,378
		36,711
Banks-Fiduciary — 0.5%
Northern Trust Corp.	1,475	81,508
State Street Corp.	369	16,657
The Bank of New York Mellon Corp.	909	28,070
		126,235
Banks-Super Regional — 2.4%
Capital One Financial Corp.	341	14,121
Comerica, Inc.	130	4,945
Fifth Third Bancorp	596	8,100
Huntington Bancshares, Inc.	564	3,029
KeyCorp	639	4,952
PNC Financial Services Group, Inc.	1,189	70,983
SunTrust Banks, Inc.	373	9,993
US Bancorp	4,930	127,588
Wells Fargo & Co.	11,673	363,264
		606,975
Beverages-Non-alcoholic — 1.9%
Coca-Cola Enterprises, Inc.	235	6,500
Dr Pepper Snapple Group, Inc.	188	6,612
PepsiCo, Inc.	4,223	279,394
The Coca-Cola Co.	3,124	171,820
		464,326
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	82	4,875
Constellation Brands, Inc., Class A†	158	2,597
		7,472
Brewery — 0.0%
Molson Coors Brewing Co., Class B	116	4,879
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	212	6,235
Scripps Networks Interactive Inc., Class A	70	3,104
		9,339
Building Products-Wood — 0.0%
Masco Corp.	268	4,159
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	218	2,747
Lennar Corp., Class A	128	2,203
Pulte Homes, Inc.†	249	2,801
		7,751
Cable/Satellite TV — 1.1%
Comcast Corp., Class A	8,122	152,856
DIRECTV, Class A†	3,199	108,158
Time Warner Cable, Inc.	266	14,181
		275,195
Casino Hotels — 0.1%
MGM Mirage†	1,200	14,400
Wynn Resorts, Ltd.	51	3,867
		18,267

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Casino Services — 0.0%
International Game Technology	212	$3,911
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	1,000	16,360
MetroPCS Communications, Inc.†	2,006	14,202
		30,562
Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	675	25,137
FMC Corp.	51	3,087
PPG Industries, Inc.	125	8,175
The Dow Chemical Co.	861	25,460
		61,859
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	57	3,630
Ecolab, Inc.	177	7,779
International Flavors & Fragrances, Inc.	63	3,003
Sigma-Aldrich Corp.	90	4,830
		19,242
Coal — 0.1%
CONSOL Energy, Inc.	162	6,911
Massey Energy Co.	74	3,870
Peabody Energy Corp.	202	9,231
		20,012
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	68	4,602
Commercial Services — 0.0%
Iron Mountain, Inc.	129	3,535
Quanta Services, Inc.†	166	3,180
		6,715
Commercial Services-Finance — 2.3%
Automatic Data Processing, Inc.	1,478	65,727
Equifax, Inc.	95	3,401
H&R Block, Inc.	251	4,468
Mastercard, Inc., Class A	523	132,842
Moody's Corp.	147	4,373
Paychex, Inc.	242	7,430
The Western Union Co.	2,169	36,786
Total System Services, Inc.	156	2,443
Visa, Inc., Class A	3,508	319,333
		576,803
Computer Aided Design — 0.2%
Autodesk, Inc.†	1,467	43,159
Computer Services — 0.4%
Accenture PLC, Class A	2,050	85,997
Cognizant Technology Solutions Corp., Class A†	221	11,267
Computer Sciences Corp.†	114	6,212
		103,476
Computers — 6.0%
Apple, Inc.†	3,734	877,229
Dell, Inc.†	1,293	19,408
Hewlett-Packard Co.	5,460	290,199
International Business Machines Corp.	2,372	304,209
		1,491,045

Security Description	Shares	Value (Note 2)
Computers-Integrated Systems — 0.0%
Teradata Corp.†	122	$3,525
Computers-Memory Devices — 0.6%
EMC Corp.†	6,535	117,892
NetApp, Inc.†	254	8,270
SanDisk Corp.†	166	5,749
Western Digital Corp.†	167	6,511
		138,422
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	61	2,201
Consulting Services — 0.0%
SAIC, Inc.†	227	4,018
Consumer Products-Misc. — 0.1%
Clorox Co.	105	6,735
Fortune Brands, Inc.	109	5,288
Kimberly-Clark Corp.	313	19,681
		31,704
Containers-Metal/Glass — 0.0%
Ball Corp.	71	3,790
Owens-Illinois, Inc.†	126	4,478
		8,268
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	75	2,154
Pactiv Corp.†	104	2,619
Sealed Air Corp.	125	2,635
		7,408
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	320	10,839
Colgate-Palmolive Co.	370	31,546
The Estee Lauder Cos., Inc., Class A	86	5,579
The Procter & Gamble Co.	5,071	320,842
		368,806
Cruise Lines — 0.1%
Carnival Corp.	829	32,232
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	39	2,902
Fidelity National Information Services, Inc.	247	5,790
Fiserv, Inc.†	115	5,837
		14,529
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	111	3,868
Patterson Cos., Inc.	74	2,298
		6,166
Dialysis Centers — 0.0%
DaVita, Inc.†	78	4,945
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	72	6,237
Distribution/Wholesale — 0.3%
Fastenal Co.	1,297	62,243
Genuine Parts Co.	118	4,984
WW Grainger, Inc.	46	4,974
		72,201

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Banking Institutions — 5.2%
Bank of America Corp.	15,089	$269,339
Citigroup, Inc.†	25,700	104,085
JP Morgan Chase & Co.	11,071	495,427
Morgan Stanley	6,457	189,126
The Goldman Sachs Group, Inc.	1,413	241,100
		1,299,077
Diversified Manufacturing Operations — 3.2%
3M Co.	1,284	107,304
Danaher Corp.	3,545	283,281
Dover Corp.	137	6,405
Eaton Corp.	123	9,320
General Electric Co.	17,678	321,739
Honeywell International, Inc.	573	25,940
Illinois Tool Works, Inc.	292	13,829
ITT Corp.	137	7,344
Leggett & Platt, Inc.	111	2,402
Parker Hannifin Corp.	120	7,769
Textron, Inc.	203	4,310
		789,643
Diversified Minerals — 0.3%
BHP Billiton, Ltd.	1,845	73,801
Diversified Operations — 0.0%
Leucadia National Corp.†	141	3,498
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	2,505	340,004
E-Commerce/Services — 1.3%
eBay, Inc.†	6,944	187,141
Expedia, Inc.	158	3,943
Liberty Media Corp. – Interactive, Class A†	4,600	70,426
priceline.com, Inc.†	229	58,395
		319,905
Electric Products-Misc. — 0.1%
Emerson Electric Co.	564	28,392
Molex, Inc.	107	2,232
		30,624
Electric-Generation — 0.0%
The AES Corp.†	493	5,423
Electric-Integrated — 1.8%
Allegheny Energy, Inc.	127	2,921
Ameren Corp.	175	4,564
American Electric Power Co., Inc.	358	12,236
CMS Energy Corp.	182	2,814
Consolidated Edison, Inc.	212	9,443
Constellation Energy Group, Inc.	147	5,161
Dominion Resources, Inc.	449	18,458
DTE Energy Co.	123	5,486
Duke Energy Corp.	980	15,994
Edison International	246	8,406
Entergy Corp.	143	11,633
Exelon Corp.	494	21,642
FirstEnergy Corp.	230	8,991
FPL Group, Inc.	2,910	140,640
Integrys Energy Group, Inc.	59	2,795
Northeast Utilities	120	3,317

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Pepco Holdings, Inc.	175	$3,001
PG&E Corp.	2,277	96,590
Pinnacle West Capital Corp.	71	2,679
PPL Corp.	286	7,925
Progress Energy, Inc.	210	8,266
Public Service Enterprise Group, Inc.	372	10,981
SCANA Corp.	88	3,308
TECO Energy, Inc.	145	2,304
The Southern Co.	613	20,327
Wisconsin Energy Corp.	87	4,299
Xcel Energy, Inc.	341	7,229
		441,410
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	150	2,429
Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	422	3,912
Altera Corp.	223	5,421
Broadcom Corp., Class A	1,722	57,136
Intel Corp.	11,030	245,528
LSI Corp.†	515	3,152
MEMC Electronic Materials, Inc.†	177	2,713
Microchip Technology, Inc.	132	3,717
Micron Technology, Inc.†	629	6,535
National Semiconductor Corp.	162	2,341
NVIDIA Corp.†	2,813	48,890
QLogic Corp.†	90	1,827
Samsung Electronics Co., Ltd.	34	24,581
Texas Instruments, Inc.	928	22,708
Xilinx, Inc.	201	5,126
		433,587
Electronic Connectors — 0.0%
Amphenol Corp., Class A	125	5,274
Electronic Forms — 0.1%
Adobe Systems, Inc.†	397	14,042
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	258	8,873
FLIR Systems, Inc.†	115	3,243
		12,116
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	88	8,063
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	36	4,415
Engineering/R&D Services — 0.2%
Fluor Corp.	131	6,093
Jacobs Engineering Group, Inc.†	94	4,248
McDermott International, Inc.†	1,500	40,380
		50,721
Engines-Internal Combustion — 0.0%
Cummins, Inc.	151	9,354
Enterprise Software/Service — 0.9%
BMC Software, Inc.†	137	5,206
CA, Inc.	298	6,994
Novell, Inc.†	275	1,647
Oracle Corp.	8,322	213,792
		227,639

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Entertainment Software — 0.0%
Electronic Arts, Inc.†	245	$4,572
Filtration/Separation Products — 0.0%
Pall Corp.	84	3,401
Finance-Consumer Loans — 0.0%
SLM Corp.†	340	4,257
Finance-Credit Card — 1.0%
American Express Co.	2,895	119,448
Discover Financial Services	8,900	132,610
		252,058
Finance-Investment Banker/Broker — 0.3%
E*Trade Financial Corp.†	1,222	2,016
The Charles Schwab Corp.	4,031	75,340
		77,356
Finance-Other Services — 0.6%
CME Group, Inc.	180	56,900
IntercontinentalExchange, Inc.†	705	79,087
NYSE Euronext	190	5,626
The NASDAQ OMX Group, Inc.†	117	2,471
		144,084
Food-Confectionery — 0.0%
The Hershey Co.	125	5,351
The J.M. Smucker Co.	88	5,303
		10,654
Food-Dairy Products — 0.0%
Dean Foods Co.†	143	2,244
Food-Meat Products — 0.0%
Hormel Foods Corp.	43	1,806
Tyson Foods, Inc., Class A	218	4,175
		5,981
Food-Misc. — 1.4%
Campbell Soup Co.	142	5,020
ConAgra Foods, Inc.	335	8,398
General Mills, Inc.	247	17,485
H.J. Heinz Co.	3,038	138,563
Kellogg Co.	192	10,259
Kraft Foods, Inc., Class A	5,599	169,314
McCormick & Co., Inc.	88	3,376
Sara Lee Corp.	524	7,299
		359,714
Food-Retail — 0.1%
Safeway, Inc.	290	7,209
SUPERVALU, Inc.	144	2,402
The Kroger Co.	478	10,354
Whole Foods Market, Inc.†	132	4,772
		24,737
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	443	13,068
Forestry — 0.4%
Weyerhaeuser Co.	1,956	88,548
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	294	4,222
Nicor, Inc.	37	1,551

Security Description	Shares	Value (Note 2)
Gas-Distribution (continued)
NiSource, Inc.	218	$3,444
Sempra Energy	186	9,282
		18,499
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	400	22,268
Newmont Mining Corp.	370	18,844
		41,112
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	63	3,434
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	219	3,329
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	2,804	88,382
Starwood Hotels & Resorts Worldwide, Inc.	1,237	57,694
Wyndham Worldwide Corp.	140	3,602
		149,678
Human Resources — 0.0%
Monster Worldwide, Inc.†	99	1,644
Robert Half International, Inc.	111	3,378
		5,022
Independent Power Producers — 0.0%
NRG Energy, Inc.†	187	3,908
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,450	85,071
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	804	45,313
Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	160	11,832
Airgas, Inc.	61	3,881
Praxair, Inc.	2,479	205,757
		221,470
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	93	2,223
Thermo Fisher Scientific, Inc.†	306	15,741
Waters Corp.†	69	4,660
		22,624
Insurance Brokers — 0.1%
AON Corp.	200	8,542
Marsh & McLennan Cos., Inc.	396	9,670
		18,212
Insurance-Life/Health — 0.4%
Aflac, Inc.	350	19,002
Lincoln National Corp.	223	6,846
Principal Financial Group, Inc.	234	6,835
Prudential Financial, Inc.	348	21,054
Sun Life Financial, Inc.	1,300	41,817
Torchmark Corp.	65	3,478
Unum Group	242	5,994
		105,026
Insurance-Multi-line — 0.7%
American International Group, Inc.†(1)	106	3,619
Assurant, Inc.	3,088	106,165

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line (continued)
Cincinnati Financial Corp.	122	$3,526
Genworth Financial, Inc., Class A†	361	6,621
Hartford Financial Services Group, Inc.	330	9,379
Loews Corp.	265	9,879
MetLife, Inc.	612	26,524
The Allstate Corp.	401	12,956
XL Capital, Ltd., Class A	249	4,706
		183,375
Insurance-Property/Casualty — 0.5%
Chubb Corp.	1,946	100,900
The Progressive Corp.	504	9,621
The Travelers Cos., Inc.	384	20,713
		131,234
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	1,237	100,531
Internet Application Software — 0.4%
Tencent Holdings, Ltd.	5,000	100,267
Internet Content-Information/News — 0.5%
Baidu, Inc. ADR†	210	125,370
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	1,222	38,383
Internet Security — 0.3%
McAfee, Inc.†	1,666	66,857
Symantec Corp.†	612	10,355
VeriSign, Inc.†	137	3,563
		80,775
Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	191	8,664
BlackRock, Inc.	130	28,309
Federated Investors, Inc., Class B	70	1,847
Franklin Resources, Inc.	1,012	112,231
Invesco, Ltd.	9,227	202,163
Janus Capital Group, Inc.	143	2,043
Legg Mason, Inc.	121	3,469
T. Rowe Price Group, Inc.	194	10,656
		369,382
Linen Supply & Related Items — 0.0%
Cintas Corp.	104	2,921
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	600	39,594
Caterpillar, Inc.	469	29,477
		69,071
Machinery-Farming — 0.2%
Deere & Co.	916	54,465
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	72	4,164
Machinery-Pumps — 0.0%
Flowserve Corp.	41	4,521
Medical Instruments — 1.0%
Boston Scientific Corp.†	1,135	8,195
Intuitive Surgical, Inc.†	248	86,336
Medtronic, Inc.	3,327	149,815
St. Jude Medical, Inc.†	243	9,975
		254,321

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	79	$5,981
Quest Diagnostics, Inc.	112	6,529
		12,510
Medical Products — 1.7%
Baxter International, Inc.	453	26,365
Becton, Dickinson and Co.	176	13,857
CareFusion Corp.†	133	3,515
Hospira, Inc.†	120	6,798
Johnson & Johnson	4,256	277,491
Stryker Corp.	1,411	80,737
Varian Medical Systems, Inc.†	92	5,090
Zimmer Holdings, Inc.†	161	9,531
		423,384
Medical-Biomedical/Gene — 1.8%
Amgen, Inc.†	2,229	133,205
Biogen Idec, Inc.†	202	11,587
Celgene Corp.†	1,094	67,784
Genzyme Corp.†	201	10,418
Gilead Sciences, Inc.†	3,526	160,362
Illumina, Inc.†	700	27,230
Life Technologies Corp.†	133	6,952
Millipore Corp.†	41	4,330
Vertex Pharmaceuticals, Inc.†	600	24,522
		446,390
Medical-Drugs — 3.4%
Abbott Laboratories	3,564	187,752
Allergan, Inc.	1,930	126,068
Bristol-Myers Squibb Co.	1,282	34,229
Cephalon, Inc.†	57	3,863
Eli Lilly & Co.	759	27,491
Forest Laboratories, Inc.†	226	7,087
King Pharmaceuticals, Inc.†	197	2,317
Merck & Co., Inc.	6,230	232,691
Pfizer, Inc.	12,674	217,359
		838,857
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	222	5,041
Watson Pharmaceuticals, Inc.†	84	3,509
		8,550
Medical-HMO — 0.8%
Aetna, Inc.	326	11,446
CIGNA Corp.	204	7,462
Coventry Health Care, Inc.†	117	2,892
Humana, Inc.†	126	5,893
UnitedHealth Group, Inc.	4,365	142,605
WellPoint, Inc.†	331	21,310
		191,608
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	341	1,951
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	216	6,247
Cardinal Health, Inc.	272	9,800
McKesson Corp.	1,353	88,919
		104,966

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	916	$116,066
Metal-Aluminum — 0.1%
Alcoa, Inc.	762	10,851
Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,323	110,523
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	96	6,811
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	169	4,744
Multimedia — 2.1%
Meredith Corp.	29	998
News Corp., Class A	1,684	24,267
The McGraw-Hill Cos., Inc.	1,737	61,924
The Walt Disney Co.	7,651	267,096
Time Warner, Inc.	860	26,892
Viacom, Inc., Class B†	4,454	153,129
		534,306
Networking Products — 1.9%
Cisco Systems, Inc.†	13,981	363,925
Juniper Networks, Inc.†	3,594	110,264
		474,189
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	66	1,095
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	1,642	47,651
Waste Management, Inc.	2,862	98,538
		146,189
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	155	3,790
Xerox Corp.	1,012	9,867
		13,657
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	88	3,204
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	51	4,529
Helmerich & Payne, Inc.	82	3,122
Nabors Industries, Ltd.†	206	4,044
Noble Corp.†	2,000	83,640
Rowan Cos., Inc.†	89	2,591
Transocean, Ltd.†	800	69,104
		167,030
Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	370	26,947
Apache Corp.	1,053	106,879
Cabot Oil & Gas Corp.	81	2,981
Chesapeake Energy Corp.	491	11,607
Denbury Resources, Inc.†	296	4,993
Devon Energy Corp.	334	21,520
EOG Resources, Inc.	913	84,854
EQT Corp.	108	4,428
Noble Energy, Inc.	132	9,636
Occidental Petroleum Corp.	1,607	135,856
Pioneer Natural Resources Co.	86	4,844

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Questar Corp.	130	$5,616
Range Resources Corp.	118	5,531
Southwestern Energy Co.†	260	10,587
XTO Energy, Inc.	437	20,618
		456,897
Oil Companies-Integrated — 4.6%
Chevron Corp.	3,602	273,140
ConocoPhillips	3,612	184,826
Exxon Mobil Corp.	6,333	424,184
Hess Corp.	218	13,636
Marathon Oil Corp.	3,531	111,721
Murphy Oil Corp.	842	47,312
Suncor Energy, Inc.	2,700	87,858
		1,142,677
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	1,633	69,990
FMC Technologies, Inc.†	489	31,604
National Oilwell Varco, Inc.	317	12,864
		114,458
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	92	2,733
Tesoro Corp.	110	1,529
Valero Energy Corp.	410	8,077
		12,339
Oil-Field Services — 1.3%
Baker Hughes, Inc.	235	11,008
BJ Services Co.	213	4,558
Halliburton Co.	3,680	110,879
Schlumberger, Ltd.	2,994	189,999
Smith International, Inc.	187	8,007
		324,451
Paper & Related Products — 0.1%
International Paper Co.	325	7,998
MeadWestvaco Corp.	135	3,449
		11,447
Pharmacy Services — 2.0%
Express Scripts, Inc.†	2,206	224,482
Medco Health Solutions, Inc.†	4,298	277,479
		501,961
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	211	1,222
Pipelines — 0.1%
El Paso Corp.	518	5,615
Oneok, Inc.	80	3,652
Spectra Energy Corp.	490	11,040
The Williams Cos., Inc.	437	10,095
		30,402
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	161	3,437
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	186	3,072
The New York Times Co., Class A†	91	1,013
The Washington Post Co., Class B	4	1,777
		5,862

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Quarrying — 0.0%
Vulcan Materials Co.	91	$4,299
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	92	1,694
AvalonBay Communities, Inc.	63	5,440
Boston Properties, Inc.	103	7,770
Equity Residential	207	8,104
HCP, Inc.	217	7,161
Health Care REIT, Inc.	90	4,071
Host Hotels & Resorts, Inc.	464	6,797
Kimco Realty Corp.	290	4,536
Plum Creek Timber Co., Inc.	119	4,630
ProLogis	343	4,528
Public Storage	101	9,291
Simon Property Group, Inc.	213	17,871
Ventas, Inc.	114	5,413
Vornado Realty Trust	118	8,932
		96,238
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	213	3,376
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	69	3,149
Limited Brands, Inc.	194	4,777
Ross Stores, Inc.	92	4,919
The Gap, Inc.	356	8,227
Urban Outfitters, Inc.†	100	3,803
		24,875
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	423	73,217
O'Reilly Automotive, Inc.†	902	37,622
		110,839
Retail-Automobile — 0.2%
AutoNation, Inc.†	72	1,302
CarMax, Inc.†	1,900	47,728
		49,030
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	195	8,533
Retail-Building Products — 1.1%
Home Depot, Inc.	1,272	41,149
Lowe's Cos., Inc.	9,807	237,722
		278,871
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	131	2,870
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	2,257	96,013
RadioShack Corp.	98	2,218
		98,231
Retail-Discount — 1.9%
Big Lots, Inc.†	65	2,367
Costco Wholesale Corp.	1,428	85,266
Family Dollar Stores, Inc.	104	3,808
Target Corp.	3,062	161,061
Wal-Mart Stores, Inc.	3,894	216,506
		469,008

Security Description	Shares	Value (Note 2)
Retail-Drug Store — 0.3%
CVS Caremark Corp.	1,040	$38,023
Walgreen Co.	736	27,298
		65,321
Retail-Jewelry — 0.0%
Tiffany & Co.	93	4,417
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	172	5,533
Nordstrom, Inc.	119	4,861
Sears Holdings Corp.†	36	3,904
TJX Cos., Inc.	313	13,309
		27,607
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	217	1,732
Staples, Inc.	537	12,560
		14,292
Retail-Regional Department Stores — 0.3%
Kohl's Corp.†	1,130	61,901
Macy's, Inc.	311	6,771
		68,672
Retail-Restaurants — 1.3%
Darden Restaurants, Inc.	101	4,498
McDonald's Corp.	2,805	187,150
Starbucks Corp.	5,061	122,830
Yum! Brands, Inc.	354	13,569
		328,047
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	191	2,414
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	355	5,027
People's United Financial, Inc.	278	4,348
		9,375
Schools — 0.0%
Apollo Group, Inc., Class A†	97	5,945
DeVry, Inc.	47	3,065
		9,010
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	218	6,283
Linear Technology Corp.	164	4,638
Marvell Technology Group, Ltd.†	4,400	89,672
		100,593
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	9,215	124,218
ASML Holding NV	1,100	38,940
KLA-Tencor Corp.	128	3,958
Novellus Systems, Inc.†	76	1,900
Teradyne, Inc.†	137	1,530
		170,546
Steel-Producers — 0.1%
AK Steel Holding Corp.	86	1,966
Nucor Corp.	235	10,664
United States Steel Corp.	105	6,670
		19,300

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	73	$3,941
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	1,173	23,706
JDS Uniphase Corp.†	175	2,193
		25,899
Telecommunication Equipment — 0.0%
Harris Corp.	97	4,606
Tellabs, Inc.	305	2,309
		6,915
Telephone-Integrated — 1.7%
AT&T, Inc.	9,114	235,506
CenturyTel, Inc.	225	7,978
Frontier Communications Corp.	247	1,838
Qwest Communications International, Inc.	1,090	5,690
Sprint Nextel Corp.†	2,205	8,379
Verizon Communications, Inc.	4,820	149,516
Windstream Corp.	344	3,746
		412,653
Television — 0.0%
CBS Corp., Class B	505	7,040
Tobacco — 0.8%
Altria Group, Inc.	1,556	31,929
Lorillard, Inc.	116	8,728
Philip Morris International, Inc.	3,000	156,480
Reynolds American, Inc.	126	6,801
		203,938
Tools-Hand Held — 0.0%
Snap-On, Inc.	46	1,994
Stanley Black & Decker, Inc.	117	6,717
		8,711
Toys — 0.0%
Hasbro, Inc.	92	3,522
Mattel, Inc.	267	6,071
		9,593
Transport-Rail — 1.0%
CSX Corp.	291	14,812
Norfolk Southern Corp.	279	15,593
Union Pacific Corp.	3,080	225,764
		256,169
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	126	7,037
Expeditors International of Washington, Inc.	1,758	64,905
FedEx Corp.	934	87,236
Ryder System, Inc.	44	1,706
United Parcel Service, Inc., Class B	742	47,792
		208,676

Security Description	Shares/ Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A	155	$8,065
Web Portals/ISP — 2.8%
Google, Inc., Class A†	1,191	675,309
Yahoo!, Inc.†	889	14,695
		690,004
Wireless Equipment — 2.6%
American Tower Corp., Class A†	3,600	153,396
Crown Castle International Corp.†	5,100	194,973
Motorola, Inc.†	1,748	12,271
QUALCOMM, Inc.	6,710	281,753
		642,393
Total Common Stock (cost $21,659,448)		24,372,790
PREFERRED STOCK — 0.4%
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR (cost $112,163)	2,800	110,852
EXCHANGE TRADED FUND — 0.6%
Index Fund-Large Cap — 0.6%
iShares S&P 500 Index Fund (cost $147,506)	1,300	152,542
Total Long-Term Investment Securities (cost $21,919,117)		24,636,184
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Company — 0.0%
T. Rowe Price Reserve Investment Fund	3,081	3,081
U.S. Government Treasury — 0.1%
United States Treasury Bills 0.12% due 05/20/10(2)	$30,000	29,995
Total Short-Term Investment Securities (cost $33,076)		33,076
REPURCHASE AGREEMENT — 0.9%
State Street Bank & Trust Co., Joint Repurchase Agreement(3) (cost $221,000)	221,000	221,000
TOTAL INVESTMENTS (cost $22,173,193)(4)	99.6%	24,890,260
Other assets less liabilities	0.4	89,422
NET ASSETS	100.0%	$24,979,682

†  Non-income producing security

(1)  Security represents an investment in an affliated company; see Note 8.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
5	Long	S&P 500 E-Mini Index	June 2010	$286,671	$291,300	$4,629

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$1,491,045	$—	$—	$1,491,045
Diversified Banking Institutions	1,299,077	—	—	1,299,077
Other Industries*	21,582,668	—	—	21,582,668
Preferred Stock	110,852	—	—	110,852
Exchange Traded Fund	152,542	—	—	152,542
Short-Term Investment Securities:
Registered Investment Company	—	3,081	—	3,081
U.S. Government Treasury	—	29,995	—	29,995
Repurchase Agreement	—	221,000	—	221,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	4,629	—	—	4,629
Total	$24,640,813	$254,076	$—	$24,894,889

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stock by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Diversified Banking Institutions	8.1%
Oil Companies-Integrated	7.5
Diversified Manufacturing Operations	6.8
Banks-Super Regional	6.0
Electric-Integrated	5.1
Medical-Drugs	5.0
Telephone-Integrated	3.3
Multimedia	2.2
Aerospace/Defense	1.8
Insurance-Life/Health	1.8
Retail-Discount	1.8
Registered Investment Company	1.6
Electronic Components-Semiconductors	1.7
Food-Misc.	1.7
Medical Products	1.7
Cable/Satellite TV	1.5
Retail-Building Products	1.5
Oil-Field Services	1.4
Tobacco	1.3
Investment Management/Advisor Services	1.2
Oil Companies-Exploration & Production	1.1
Banks-Fiduciary	1.1
Applications Software	1.0
Chemicals-Diversified	1.0
Computers	1.0
Consumer Products-Misc.	1.0
Finance-Investment Banker/Broker	0.9
Steel-Producers	0.9
Insurance-Multi-line	0.9
Semiconductor Components-Integrated Circuits	0.8
Insurance Brokers	0.8
Medical-HMO	0.8
Transport-Services	0.8
Medical-Biomedical/Gene	0.8
Finance-Credit Card	0.8
Retail-Drug Store	0.8
Networking Products	0.8
Insurance-Property/Casualty	0.7
Retail-Restaurants	0.7
Oil Refining & Marketing	0.7
Toys	0.7
Cosmetics & Toiletries	0.6
Paper & Related Products	0.6
Food-Confectionery	0.6
Non-Hazardous Waste Disposal	0.6
Retail-Regional Department Stores	0.5
Gas-Distribution	0.5
Auto-Heavy Duty Trucks	0.5
Banks-Commercial	0.5
Tools-Hand Held	0.5
Television	0.5
Beverages-Non-alcoholic	0.5
Pipelines	0.5
Repurchase Agreement	0.5
Food-Wholesale/Distribution	0.4
Brewery	0.4
Engines-Internal Combustion	0.4
Coatings/Paint	0.4
Machinery-Farming	0.4
Retail-Bedding	0.4

Auto-Cars/Light Trucks	0.4%
Agricultural Chemicals	0.4
Containers-Metal/Glass	0.4
Appliances	0.4
Food-Dairy Products	0.4
Medical-Generic Drugs	0.4
Insurance-Reinsurance	0.4
Chemicals-Specialty	0.3
Computer Services	0.3
Real Estate Investment Trusts	0.3
Quarrying	0.3
Building Products-Wood	0.3
Metal-Iron	0.3
Hotels/Motels	0.3
Finance-Consumer Loans	0.3
Office Supplies & Forms	0.2
Finance-Other Services	0.2
Medical-Wholesale Drug Distribution	0.2
E-Commerce/Services	0.2
Metal-Aluminum	0.2
Semiconductor Equipment	0.2
Commercial Services-Finance	0.2
Transport-Rail	0.2
Publishing-Newspapers	0.2
Forestry	0.2
Distribution/Wholesale	0.2
Motorcycle/Motor Scooter	0.2
Retail-Jewelry	0.2
Cellular Telecom	0.2
Food-Retail	0.2
Electric Products-Misc.	0.1
Entertainment Software	0.1
Building-Residential/Commercial	0.1
Auto/Truck Parts & Equipment-Original	0.1
Casino Hotels	0.1
Agricultural Operations	0.1
Office Automation & Equipment	0.1
Building & Construction Products-Misc.	0.1
Cruise Lines	0.1
Wireless Equipment	0.1
Enterprise Software/Service	0.1
Engineering/R&D Services	0.1
Filtration/Separation Products	0.1
Retail-Major Department Stores	0.1
Independent Power Producers	0.1
Athletic Footwear	0.1
Medical Instruments	0.1
Data Processing/Management	0.1
Electronics-Military	0.1
Instruments-Scientific	0.1
Airlines	0.1
Web Portals/ISP	0.1
Industrial Gases	0.1
Food-Meat Products	0.1
Retail-Office Supplies	0.1
Advertising Agencies	0.1
101.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	9,084	$75,579
Omnicom Group, Inc.	2,148	83,364
		158,943
Aerospace/Defense — 1.8%
General Dynamics Corp.	3,245	250,514
Lockheed Martin Corp.	14,196	1,181,391
Northrop Grumman Corp.	5,661	371,192
Raytheon Co.	7,088	404,866
The Boeing Co.	47,834	3,473,227
		5,681,190
Agricultural Chemicals — 0.4%
Monsanto Co.	600	42,852
The Mosaic Co.	19,500	1,185,015
		1,227,867
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	12,015	347,234
Airlines — 0.1%
Southwest Airlines Co.	13,897	183,718
Apparel Manufacturers — 0.0%
VF Corp.	926	74,219
Appliances — 0.4%
Whirlpool Corp.	13,999	1,221,413
Applications Software — 1.0%
Compuware Corp.†	2,296	19,286
Microsoft Corp.	109,300	3,199,211
		3,218,497
Athletic Footwear — 0.1%
NIKE, Inc., Class B	3,062	225,057
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	98,654	1,240,081
Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	36,609	1,586,634
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	12,560	414,354
Banks-Commercial — 0.5%
Allied Irish Banks PLC ADR†	8,700	28,014
BB&T Corp.	12,914	418,285
First Horizon National Corp.†	4,211	59,165
M&T Bank Corp.	1,553	123,277
Marshall & Ilsley Corp.	37,947	305,473
Regions Financial Corp.	73,499	576,967
Zions Bancorporation	2,812	61,358
		1,572,539
Banks-Fiduciary — 1.1%
Northern Trust Corp.	1,672	92,395
State Street Corp.	9,262	418,087
The Bank of New York Mellon Corp.	99,920	3,085,529
		3,596,011
Banks-Super Regional — 6.0%
Capital One Financial Corp.	26,713	1,106,185
Comerica, Inc.	3,254	123,782
Fifth Third Bancorp	14,866	202,029

Security Description	Shares	Value (Note 2)
Banks-Super Regional (continued)
Huntington Bancshares, Inc.	13,394	$71,926
KeyCorp	78,419	607,747
PNC Financial Services Group, Inc.	51,966	3,102,370
SunTrust Banks, Inc.	44,036	1,179,725
US Bancorp	103,475	2,677,933
Wells Fargo & Co.	319,765	9,951,087
		19,022,784
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	2,987	82,620
Dr Pepper Snapple Group, Inc.	2,328	81,876
PepsiCo, Inc.	19,300	1,276,888
		1,441,384
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	955	56,775
Constellation Brands, Inc., Class A†	3,735	61,403
		118,178
Brewery — 0.4%
Molson Coors Brewing Co., Class B	33,162	1,394,794
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	1,113	32,733
Scripps Networks Interactive Inc., Class A	804	35,658
		68,391
Building & Construction Products-Misc. — 0.1%
USG Corp.†	19,100	327,756
Building Products-Wood — 0.3%
Masco Corp.	57,108	886,316
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	23,972	302,047
Lennar Corp., Class A	3,042	52,353
Pulte Homes, Inc.†	5,932	66,735
		421,135
Cable/Satellite TV — 1.5%
Cablevision Systems Corp., Class A	30,100	726,614
Comcast Corp., Class A	192,605	3,624,826
Time Warner Cable, Inc.	6,592	351,420
		4,702,860
Casino Hotels — 0.1%
MGM Mirage†	29,800	357,600
Casino Services — 0.0%
International Game Technology	2,440	45,018
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	4,880	34,550
Vodafone Group PLC	207,300	478,158
		512,708
Chemicals-Diversified — 1.0%
E.I. du Pont de Nemours & Co.	34,074	1,268,916
PPG Industries, Inc.	1,054	68,931
The Dow Chemical Co.	58,507	1,730,052
		3,067,899

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,359	$86,541
International Flavors & Fragrances, Inc.	20,600	982,002
		1,068,543
Coatings/Paint — 0.4%
The Sherwin-Williams Co.	19,215	1,300,471
Commercial Services — 0.0%
Iron Mountain, Inc.	1,525	41,785
Quanta Services, Inc.†	3,928	75,260
		117,045
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	5,286	235,068
Equifax, Inc.	1,181	42,280
H&R Block, Inc.	12,441	221,450
Moody's Corp.	1,875	55,781
Paychex, Inc.	2,646	81,232
Total System Services, Inc.	1,918	30,036
		665,847
Computer Services — 0.3%
Computer Sciences Corp.†	18,749	1,021,633
Computers — 1.0%
Dell, Inc.†	70,394	1,056,614
Hewlett-Packard Co.	37,545	1,995,517
		3,052,131
Computers-Memory Devices — 0.0%
SanDisk Corp.†	1,882	65,174
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,460	52,677
Consulting Services — 0.0%
SAIC, Inc.†	5,700	100,890
Consumer Products-Misc. — 1.0%
Clorox Co.	1,390	89,155
Fortune Brands, Inc.	34,472	1,672,237
Kimberly-Clark Corp.	20,147	1,266,843
		3,028,235
Containers-Metal/Glass — 0.4%
Ball Corp.	633	33,790
Owens-Illinois, Inc.†	1,513	53,772
Rexam PLC ADR	50,800	1,138,936
		1,226,498
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,038	58,531
Pactiv Corp.†	1,212	30,518
Sealed Air Corp.	2,972	62,650
		151,699
Cosmetics & Toiletries — 0.6%
The Procter & Gamble Co.	32,585	2,061,653
Cruise Lines — 0.1%
Carnival Corp.	8,115	315,511
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	6,169	144,601
Fiserv, Inc.†	1,139	57,816
		202,417

Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	963	$33,560
Patterson Cos., Inc.	715	22,201
		55,761
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	769	66,611
Distribution/Wholesale — 0.2%
Genuine Parts Co.	14,567	615,310
Diversified Banking Institutions — 8.1%
Bank of America Corp.	474,370	8,467,505
Citigroup, Inc.†	367,383	1,487,901
JP Morgan Chase & Co.	254,496	11,388,696
Morgan Stanley	26,140	765,641
The Goldman Sachs Group, Inc.	14,902	2,542,728
UBS AG†	66,600	1,084,248
		25,736,719
Diversified Manufacturing Operations — 6.8%
3M Co.	28,221	2,358,429
Cooper Industries PLC, Class A	15,700	752,658
Dover Corp.	1,637	76,530
Eaton Corp.	8,993	681,400
General Electric Co.	544,596	9,911,647
Honeywell International, Inc.	26,600	1,204,182
Illinois Tool Works, Inc.	30,359	1,437,802
Ingersoll-Rand PLC	45,900	1,600,533
ITT Corp.	6,100	327,021
Leggett & Platt, Inc.	2,776	60,073
Parker Hannifin Corp.	3,007	194,673
Textron, Inc.	76,097	1,615,539
Tyco International, Ltd.	35,600	1,361,700
		21,582,187
Diversified Operations — 0.0%
Leucadia National Corp.†	2,200	54,582
E-Commerce/Services — 0.2%
eBay, Inc.†	26,400	711,480
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,301	417,872
Molex, Inc.	2,535	52,880
		470,752
Electric-Generation — 0.0%
The AES Corp.†	4,874	53,614
Electric-Integrated — 5.1%
Allegheny Energy, Inc.	3,170	72,910
Ameren Corp.	4,430	115,534
American Electric Power Co., Inc.	8,938	305,501
CMS Energy Corp.	4,296	66,416
Consolidated Edison, Inc.	5,260	234,280
Constellation Energy Group, Inc.	18,460	648,131
Dominion Resources, Inc.	11,220	461,254
DTE Energy Co.	3,084	137,546
Duke Energy Corp.	65,631	1,071,098
Edison International	31,492	1,076,082
Entergy Corp.	33,538	2,728,316
Exelon Corp.	32,150	1,408,492
FirstEnergy Corp.	14,400	562,896
FPL Group, Inc.	7,728	373,494

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Integrys Energy Group, Inc.	1,431	$67,801
Northeast Utilities	47,181	1,304,083
Pepco Holdings, Inc.	4,157	71,293
PG&E Corp.	21,643	918,096
Pinnacle West Capital Corp.	16,597	626,205
PPL Corp.	28,050	777,266
Progress Energy, Inc.	25,322	996,674
Public Service Enterprise Group, Inc.	9,460	279,259
SCANA Corp.	2,085	78,375
TECO Energy, Inc.	19,597	311,396
The Southern Co.	15,339	508,641
Wisconsin Energy Corp.	2,186	108,010
Xcel Energy, Inc.	43,838	929,366
		16,238,415
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,610	58,446
Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	5,173	47,954
Intel Corp.	176,539	3,929,758
LSI Corp.†	6,383	39,064
MEMC Electronic Materials, Inc.†	4,251	65,168
Microchip Technology, Inc.	1,516	42,690
Micron Technology, Inc.†	8,430	87,587
National Semiconductor Corp.	2,446	35,345
Texas Instruments, Inc.	51,259	1,254,308
		5,501,874
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	3,261	112,146
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,161	198,012
Engineering/R&D Services — 0.1%
Fluor Corp.	3,343	155,483
Jacobs Engineering Group, Inc.†	2,329	105,247
		260,730
Engines-Internal Combustion — 0.4%
Cummins, Inc.	22,493	1,393,441
Enterprise Software/Service — 0.1%
CA, Inc.	3,030	71,114
Madison Square Garden, Inc.†	7,525	163,518
Novell, Inc.†	6,512	39,007
		273,639
Entertainment Software — 0.1%
Electronic Arts, Inc.†	23,948	446,870
Filtration/Separation Products — 0.1%
Pall Corp.	6,185	250,431
Finance-Consumer Loans — 0.3%
SLM Corp.†	65,467	819,647
Finance-Credit Card — 0.8%
American Express Co.	55,900	2,306,434
Discover Financial Services	10,164	151,444
		2,457,878
Finance-Investment Banker/Broker — 0.1%
E*Trade Financial Corp.†	29,765	49,112
The Charles Schwab Corp.	9,688	181,069
		230,181

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.2%
NYSE Euronext	23,413	$693,259
The NASDAQ OMX Group, Inc.†	2,767	58,439
		751,698
Food-Confectionery — 0.6%
The Hershey Co.	40,304	1,725,414
The J.M. Smucker Co.	2,225	134,079
		1,859,493
Food-Dairy Products — 0.4%
Dean Foods Co.†	77,390	1,214,249
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,299	54,571
Tyson Foods, Inc., Class A	5,703	109,212
		163,783
Food-Misc. — 1.7%
Campbell Soup Co.	5,004	176,892
ConAgra Foods, Inc.	4,145	103,915
General Mills, Inc.	17,957	1,271,176
H.J. Heinz Co.	2,956	134,823
Kellogg Co.	1,955	104,456
Kraft Foods, Inc., Class A	94,970	2,871,893
McCormick & Co., Inc.	13,209	506,697
Sara Lee Corp.	13,038	181,619
		5,351,471
Food-Retail — 0.2%
Safeway, Inc.	7,269	180,707
SUPERVALU, Inc.	3,964	66,120
The Kroger Co.	12,151	263,191
		510,018
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	47,579	1,403,581
Forestry — 0.2%
Plum Creek Timber Co., Inc.	1,796	69,882
Weyerhaeuser Co.	12,085	547,088
		616,970
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	20,143	289,254
Nicor, Inc.	846	35,464
NiSource, Inc.	66,675	1,053,465
Sempra Energy	4,618	230,438
		1,608,621
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,194	78,949
Hotel/Motels — 0.3%
Marriott International, Inc., Class A	26,179	825,162
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,198	19,899
Robert Half International, Inc.	1,334	40,593
		60,492
Independent Power Producers — 0.1%
NRG Energy, Inc.†	11,461	239,535
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,575	88,767

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,745	$129,043
Airgas, Inc.	634	40,335
		169,378
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,198	52,532
Thermo Fisher Scientific, Inc.†	2,680	137,859
		190,391
Insurance Brokers — 0.8%
AON Corp.	28,189	1,203,952
Marsh & McLennan Cos., Inc.	57,050	1,393,161
		2,597,113
Insurance-Life/Health — 1.8%
Aflac, Inc.	5,438	295,229
Lincoln National Corp.	35,627	1,093,749
Principal Financial Group, Inc.	57,709	1,685,680
Prudential Financial, Inc.	3,652	220,946
Sun Life Financial, Inc.	22,900	735,777
Torchmark Corp.	1,549	82,887
Unum Group	63,015	1,560,881
		5,675,149
Insurance-Multi-line — 0.9%
ACE, Ltd.	16,700	873,410
American International Group, Inc.†(1)	2,523	86,135
Assurant, Inc.	2,178	74,880
Cincinnati Financial Corp.	3,046	88,029
Genworth Financial, Inc., Class A†	9,144	167,701
Hartford Financial Services Group, Inc.	8,296	235,772
Loews Corp.	6,635	247,353
MetLife, Inc.	15,315	663,752
The Allstate Corp.	10,032	324,134
		2,761,166
Insurance-Property/Casualty — 0.7%
Chubb Corp.	14,843	769,609
The Progressive Corp.	36,056	688,309
The Travelers Cos., Inc.	15,656	844,485
		2,302,403
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	13,924	1,131,603
Internet Security — 0.0%
Symantec Corp.†	4,975	84,177
VeriSign, Inc.†	2,058	53,529
		137,706
Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	29,602	1,342,747
Franklin Resources, Inc.	1,276	141,508
Invesco, Ltd.	62,900	1,378,139
Legg Mason, Inc.	32,597	934,556
		3,796,950
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,458	69,045

Security Description	Shares	Value (Note 2)
Machinery-Farming — 0.4%
Deere & Co.	21,768	$1,294,325
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	666	38,521
Medical Instruments — 0.1%
Boston Scientific Corp.†	28,258	204,023
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,180	68,782
Medical Products — 1.7%
Baxter International, Inc.	5,634	327,899
Becton, Dickinson and Co.	2,115	166,514
CareFusion Corp.†	3,315	87,615
Johnson & Johnson	56,183	3,663,132
Zimmer Holdings, Inc.†	18,100	1,071,520
		5,316,680
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	39,889	2,383,767
Genzyme Corp.†	2,488	128,953
		2,512,720
Medical-Drugs — 5.0%
Abbott Laboratories	41,544	2,188,538
Bristol-Myers Squibb Co.	53,248	1,421,722
Cephalon, Inc.†	771	52,258
Eli Lilly & Co.	34,707	1,257,088
Forest Laboratories, Inc.†	1,979	62,061
King Pharmaceuticals, Inc.†	4,646	54,637
Merck & Co., Inc.	116,851	4,364,385
Pfizer, Inc.	385,862	6,617,533
		16,018,222
Medical-Generic Drugs — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	19,200	1,211,136
Medical-HMO — 0.8%
Aetna, Inc.	8,059	282,952
Coventry Health Care, Inc.†	2,767	68,400
Humana, Inc.†	3,183	148,869
UnitedHealth Group, Inc.	46,806	1,529,152
WellPoint, Inc.†	8,300	534,354
		2,563,727
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,097	46,315
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	5,280	152,697
Cardinal Health, Inc.	6,758	243,491
McKesson Corp.	5,037	331,032
		727,220
Metal-Aluminum — 0.2%
Alcoa, Inc.	48,676	693,146
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	11,900	844,305
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	21,589	606,003
Multimedia — 2.2%
Meredith Corp.	686	23,605
News Corp., Class A	23,173	333,923

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Multimedia (continued)
The McGraw-Hill Cos., Inc.	36,692	$1,308,070
The Walt Disney Co.	74,464	2,599,538
Time Warner, Inc.	71,806	2,245,374
WPP PLC	35,800	371,050
		6,881,560
Networking Products — 0.8%
Cisco Systems, Inc.†	91,700	2,386,951
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,579	26,196
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	3,451	100,148
Waste Management, Inc.	49,068	1,689,411
		1,789,559
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,879	94,841
Xerox Corp.	25,277	246,451
		341,292
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	21,195	771,710
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.†	1,916	37,611
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	17,600	1,281,808
Cabot Oil & Gas Corp.	795	29,256
Chesapeake Energy Corp.	12,188	288,125
Devon Energy Corp.	5,012	322,923
EQT Corp.	1,398	57,318
Occidental Petroleum Corp.	18,500	1,563,990
Questar Corp.	1,731	74,779
		3,618,199
Oil Companies-Integrated — 7.5%
BP PLC ADR	22,104	1,261,475
Chevron Corp.	97,719	7,410,032
ConocoPhillips	91,000	4,656,470
Exxon Mobil Corp.	76,801	5,144,131
Hess Corp.	22,645	1,416,445
Marathon Oil Corp.	13,236	418,787
Murphy Oil Corp.	26,565	1,492,687
Royal Dutch Shell PLC ADR	33,800	1,955,668
		23,755,695
Oil Refining & Marketing — 0.7%
Sunoco, Inc.	22,087	656,205
Tesoro Corp.	2,628	36,529
Valero Energy Corp.	75,560	1,488,532
		2,181,266
Oil-Field Services — 1.4%
Baker Hughes, Inc.	32,500	1,522,300
BJ Services Co.	5,487	117,422
Halliburton Co.	8,461	254,930
Schlumberger, Ltd.	19,100	1,212,086
Smith International, Inc.	4,645	198,899
Weatherford International, Ltd.†	75,400	1,195,844
		4,501,481

Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.6%
International Paper Co.	56,256	$1,384,460
MeadWestvaco Corp.	23,900	610,645
		1,995,105
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	5,023	29,083
Pipelines — 0.5%
El Paso Corp.	6,163	66,807
Oneok, Inc.	1,972	90,022
Spectra Energy Corp.	34,181	770,098
The Williams Cos., Inc.	22,012	508,477
		1,435,404
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,842	82,027
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	3,062	50,584
The New York Times Co., Class A†	46,675	519,493
The Washington Post Co., Class B	114	50,637
		620,714
Quarrying — 0.3%
Vulcan Materials Co.	19,062	900,489
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	1,467	27,008
AvalonBay Communities, Inc.	823	71,066
Boston Properties, Inc.	1,637	123,495
Equity Residential	3,268	127,942
Health Care REIT, Inc.	1,434	64,860
Host Hotels & Resorts, Inc.	12,213	178,921
Kimco Realty Corp.	7,583	118,598
Public Storage	1,294	119,035
Vornado Realty Trust	1,916	145,041
		975,966
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc.	2,651	65,268
The Gap, Inc.	3,917	90,522
		155,790
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,690	30,555
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	28,600	1,251,536
Retail-Building Products — 1.5%
Home Depot, Inc.	124,193	4,017,644
Lowe's Cos., Inc.	27,523	667,157
		4,684,801
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,232	26,993
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,342	52,999
Retail-Discount — 1.8%
Big Lots, Inc.†	1,546	56,305
Costco Wholesale Corp.	8,214	490,458
Family Dollar Stores, Inc.	2,587	94,710
Target Corp.	43,966	2,312,612
Wal-Mart Stores, Inc.	47,594	2,646,226
		5,600,311

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 0.8%
CVS Caremark Corp.	58,799	$2,149,692
Walgreen Co.	7,368	273,279
		2,422,971
Retail-Jewelry — 0.2%
Tiffany & Co.	11,800	560,382
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,412	141,934
Sears Holdings Corp.†	908	98,454
		240,388
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	5,137	40,993
Staples, Inc.	5,043	117,956
		158,949
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	20,100	1,101,078
Macy's, Inc.	28,472	619,835
		1,720,913
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	941	41,912
McDonald's Corp.	33,555	2,238,790
		2,280,702
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	4,529	57,247
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	6,942	108,573
Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	33,349	961,118
Maxim Integrated Products, Inc.	35,800	694,162
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,400	1,021,726
		2,677,006
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	45,226	609,646
KLA-Tencor Corp.	1,802	55,718
Novellus Systems, Inc.†	968	24,200
		689,564
Steel-Producers — 0.9%
AK Steel Holding Corp.	801	18,311
Nucor Corp.	26,596	1,206,926
Steel Dynamics, Inc.	83,500	1,458,745
United States Steel Corp.	2,681	170,297
		2,854,279
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	808	43,624
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	1,504	18,845
Telecommunication Equipment — 0.0%
Harris Corp.	905	42,978
Tellabs, Inc.	4,671	35,360
		78,338

Security Description	Shares	Value (Note 2)
Telephone-Integrated — 3.3%
AT&T, Inc.	245,694	$6,348,733
CenturyTel, Inc.	5,601	198,612
Frontier Communications Corp.	5,840	43,450
Qwest Communications International, Inc.	174,421	910,478
Sprint Nextel Corp.†	123,768	470,318
Verizon Communications, Inc.	83,762	2,598,297
Windstream Corp.	4,869	53,023
		10,622,911
Television — 0.5%
CBS Corp., Class B	105,336	1,468,384
Tobacco — 1.3%
Altria Group, Inc.	26,841	550,777
Lorillard, Inc.	15,237	1,146,432
Philip Morris International, Inc.	43,295	2,258,267
Reynolds American, Inc.	3,161	170,631
		4,126,107
Tools-Hand Held — 0.5%
Snap-On, Inc.	1,080	46,807
Stanley Black & Decker, Inc.	25,530	1,465,678
		1,512,485
Toys — 0.7%
Mattel, Inc.	93,988	2,137,287
Transport-Rail — 0.2%
CSX Corp.	2,698	137,328
Norfolk Southern Corp.	3,940	220,207
Union Pacific Corp.	3,968	290,854
		648,389
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	1,121	62,608
Expeditors International of Washington, Inc.	1,904	70,296
FedEx Corp.	5,851	546,483
Ryder System, Inc.	999	38,721
United Parcel Service, Inc., Class B	28,324	1,824,349
		2,542,457
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A	2,218	115,403
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	10,459	172,887
Wireless Equipment — 0.1%
Motorola, Inc.†	43,245	303,580
Total Common Stock (cost $309,940,328)		312,577,512
EXCHANGE TRADED FUND — 0.8%
Finance-Investment Banker/Broker — 0.8%
iShares S&P 500 Value Index Fund (cost $2,654,131)	47,200	2,664,912
Total Long-Term Investment Securities (cost $312,594,459)		315,242,424

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Company — 1.6%
T. Rowe Price Reserve Investment Fund	5,155,400	$5,155,400
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.12% due 05/20/10(2)	$60,000	59,991
Total Short-Term Investment Securities (cost $5,215,391)		5,215,391
REPURCHASE AGREEMENTS — 0.5%
Bank of America Joint Repurchase Agreement(4)	960,000	960,000
State Street Bank & Trust Joint Repurchase Agreement(4)	390,000	390,000
UBS Securities LLC Joint Repurchase Agreement(4)	170,000	170,000
Total Repurchase Agreements (cost $1,520,000)		1,520,000
TOTAL INVESTMENTS (cost $319,329,850)(3)	101.2%	321,977,815
Liabilities in excess of other assets	(1.2)	(3,952,980)
NET ASSETS	100.0%	$318,024,835

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; See Note 8.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 3 for cost of investments on a tax basis.

(4)  See Note 2 for details of Joint Repurchase Agreements.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2010	$545,212	$556,700	$11,488

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$19,022,784	$—	$—	$19,022,784
Diversified Banking Institutions	25,736,719	—	—	25,736,719
Diversified Manufactoring Operations	21,582,187	—	—	21,582,187
Electric-Integrated	16,238,415	—	—	16,238,415
Medical - Drugs	16,018,222	—	—	16,018,222
Oil Companies-Integrated	23,755,695	—	—	23,755,695
Other Industries*	190,223,490	—	—	190,223,490
Exchange Traded Fund	2,664,912	—	—	2,664,912
Short-Term Investment Securities:
Registered Investment Company	—	5,155,400	—	5,155,400
U.S. Government Treasury	—	59,991	—	59,991
Repurchase Agreements	—	1,520,000	—	1,520,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	11,488	—	—	11,488
Total	$315,253,912	$6,735,391	$—	$321,989,303

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	3.7%
Semiconductor Components-Integrated Circuits	2.8
Computers-Memory Devices	2.5
Investment Management/Advisor Services	2.2
Applications Software	2.1
Retail-Apparel/Shoe	2.1
Medical-Biomedical/Gene	2.0
Apparel Manufacturers	1.7
Medical Instruments	1.7
Commercial Services-Finance	1.6
Networking Products	1.5
Coal	1.4
Oil Companies-Exploration & Production	1.4
Schools	1.4
Electronic Components-Misc.	1.3
Enterprise Software/Service	1.3
Airlines	1.2
Electronic Measurement Instruments	1.2
Medical-Drugs	1.2
Wireless Equipment	1.1
Transport-Services	1.1
Retail-Restaurants	1.1
Diversified Manufacturing Operations	1.0
Medical-Generic Drugs	1.0
Distribution/Wholesale	1.0
Aerospace/Defense-Equipment	1.0
Computer Services	1.0
Engineering/R&D Services	1.0
Consumer Products-Misc.	1.0
Medical-HMO	0.9
Medical Products	0.9
Oil-Field Services	0.9
Aerospace/Defense	0.9
Web Hosting/Design	0.9
Chemicals-Specialty	0.9
Real Estate Investment Trusts	0.9
Building-Residential/Commercial	0.9
Retail-Auto Parts	0.9
Medical Labs & Testing Services	0.9
E-Commerce/Services	0.8
Retail-Discount	0.8
Retail-Major Department Stores	0.8
Cosmetics & Toiletries	0.8
Oil Field Machinery & Equipment	0.8
Food-Misc.	0.8
Pharmacy Services	0.7
Computers-Integrated Systems	0.7
Repurchase Agreements	0.7
Hotels/Motels	0.7
Metal Processors & Fabrication	0.7
Agricultural Chemicals	0.6
Insurance-Multi-line	0.6
Multimedia	0.6
Printing-Commercial	0.6
Finance-Investment Banker/Broker	0.6
Retail-Mail Order	0.6
Internet Security	0.6
Transport-Truck	0.6
Data Processing/Management	0.6
Casino Hotels	0.6

Medical-Outpatient/Home Medical	0.6%
Building Products-Wood	0.6
Oil & Gas Drilling	0.6
Coffee	0.6
Consulting Services	0.6
Metal-Iron	0.5
Finance-Other Services	0.5
X-Ray Equipment	0.5
Retail-Automobile	0.5
Semiconductor Equipment	0.5
Auto-Heavy Duty Trucks	0.5
Index Fund	0.5
E-Services/Consulting	0.5
Electronic Forms	0.5
Retail-Sporting Goods	0.5
Motion Pictures & Services	0.5
Human Resources	0.5
Steel-Producers	0.5
Home Furnishings	0.4
Building Products-Cement	0.4
Retail-Bedding	0.4
Tobacco	0.4
Oil Refining & Marketing	0.4
Rental Auto/Equipment	0.4
Banks-Commercial	0.4
Broadcast Services/Program	0.4
Computer Aided Design	0.4
Private Corrections	0.4
Advertising Sales	0.4
Filtration/Separation Products	0.4
Internet Infrastructure Software	0.4
Commercial Services	0.4
Electric-Integrated	0.4
Machinery-General Industrial	0.4
Machinery-Construction & Mining	0.4
Disposable Medical Products	0.4
Toys	0.4
Beverages-Wine/Spirits	0.3
Medical Information Systems	0.3
Independent Power Producers	0.3
Research & Development	0.3
Transport-Marine	0.3
Dental Supplies & Equipment	0.3
Insurance-Life/Health	0.3
Chemicals-Diversified	0.3
Machinery-Pumps	0.3
Diagnostic Kits	0.3
Coatings/Paint	0.3
Electronic Connectors	0.3
Insurance-Property/Casualty	0.3
Vitamins & Nutrition Products	0.3
Medical-Hospitals	0.3
Quarrying	0.3
Non-Hazardous Waste Disposal	0.3
Instruments-Scientific	0.3
Hazardous Waste Disposal	0.3
Retail-Jewelry	0.3
Cellular Telecom	0.3
Building Products-Air & Heating	0.3
Food-Retail	0.3

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Industry Allocation*
Machinery-Electrical	0.3%
Soap & Cleaning Preparation	0.2
Food-Confectionery	0.2
Containers-Metal/Glass	0.2
Dialysis Centers	0.2
Electric Products-Misc.	0.2
Industrial Audio & Video Products	0.2
Banks-Fiduciary	0.2
Insurance Brokers	0.2
Beverages-Non-alcoholic	0.2
Casino Services	0.2
Entertainment Software	0.2
Auto/Truck Parts & Equipment-Original	0.2
Engines-Internal Combustion	0.2
Insurance-Reinsurance	0.2
Respiratory Products	0.2
Therapeutics	0.2
Gold Mining	0.2
Telecom Services	0.2
Retail-Pet Food & Supplies	0.1
Television	0.1
Medical-Wholesale Drug Distribution	0.1
Auction Houses/Art Dealers	0.1
Lasers-System/Components	0.1
Electronic Design Automation	0.1
Banks-Super Regional	0.1
Energy-Alternate Sources	0.1
Leisure Products	0.1
Finance-Consumer Loans	0.1
Electric-Generation	0.1
Steel Pipe & Tube	0.1
Registered Investment Company	0.1
Industrial Automated/Robotic	0.1
Telecom Equipment-Fiber Optics	0.1
Diagnostic Equipment	0.1
Cable/Satellite TV	0.1
Oil Companies-Integrated	0.1
Telecommunication Equipment	0.1
Machinery-Print Trade	0.1
Web Portals/ISP	0.1
Gas-Distribution	0.1
Savings & Loans/Thrifts	0.1
Real Estate Management/Services	0.1
U.S. Government Treasury	0.1
Batteries/Battery Systems	0.1
Retail-Gardening Products	0.1
Retail-Office Supplies	0.1
Instruments-Controls	0.1
Decision Support Software	0.1
Water Treatment Systems	0.1
Advertising Agencies	0.1
Telephone-Integrated	0.1
Electronic Parts Distribution	0.1
Industrial Gases	0.1
Retail-Computer Equipment	0.1
Real Estate Operations & Development	0.1
Rubber-Tires	0.1
Containers-Paper/Plastic	0.1
Food-Dairy Products	0.1
Cable TV	0.1

Electric-Transmission	0.1%
Computers-Periphery Equipment	0.1
Office Automation & Equipment	0.1
Wire & Cable Products	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.9%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,600	$62,096
Advertising Sales — 0.4%
Focus Media Holding, Ltd. ADR†	22,520	411,215
Aerospace/Defense — 0.9%
Empressa Brasileira de Aeronautica SA ADR	2,400	57,504
Rockwell Collins, Inc.	11,215	701,947
Spirit Aerosystems Holdings, Inc., Class A†	691	16,156
TransDigm Group, Inc.	2,031	107,724
		883,331
Aerospace/Defense-Equipment — 1.0%
Alliant Techsystems, Inc.†	1,341	109,024
BE Aerospace, Inc.†	16,896	514,483
Elbit Systems, Ltd.	1,000	64,010
Goodrich Corp.	4,564	321,853
		1,009,370
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	5,463	498,116
Intrepid Potash, Inc.†	2,730	82,801
Terra Industries, Inc.	1,316	60,220
		641,137
Airlines — 1.2%
AMR Corp.†	6,348	57,830
Continental Airlines, Inc., Class B†	2,656	58,352
Copa Holdings SA, Class A	585	35,568
Delta Air Lines, Inc.†	14,711	214,634
JetBlue Airways Corp.†	54,180	302,324
Skywest, Inc.	3,500	49,980
Southwest Airlines Co.	8,575	113,362
US Airways Group, Inc.†	48,980	360,003
		1,192,053
Apparel Manufacturers — 1.7%
Coach, Inc.	21,911	865,923
Hanesbrands, Inc.†	26,656	741,570
Polo Ralph Lauren Corp.	993	84,445
VF Corp.	384	30,777
		1,722,715
Applications Software — 2.1%
American Reprographics Co.†	3,800	34,086
Check Point Software Technologies†	2,000	70,120
Citrix Systems, Inc.†	17,540	832,624
Emdeon, Inc., Class A†	208	3,436
Intuit, Inc.†	13,596	466,887
Nuance Communications, Inc.†	10,205	169,811
Red Hat, Inc.†	8,712	255,000
Salesforce.com, Inc.†	4,079	303,682
		2,135,646
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.†	333	5,015
Ritchie Bros. Auctioneers, Inc.	5,900	127,027
		132,042
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	741	34,664

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.5%
Navistar International Corp.†	10,072	$450,521
PACCAR, Inc.	1,300	56,342
		506,863
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.†	2,033	77,620
Federal-Mogul Corp., Class A†	46	845
TRW Automotive Holdings Corp.†	292	8,345
WABCO Holdings, Inc.†	3,256	97,419
		184,229
Banks-Commercial — 0.4%
BOK Financial Corp.	139	7,289
CapitalSource, Inc.	812	4,539
City National Corp.	1,200	64,764
Commerce Bancshares, Inc.	417	17,155
First Horizon National Corp.†	3,773	53,011
Marshall & Ilsley Corp.	18,600	149,730
SVB Financial Group†	1,400	65,324
Zions Bancorporation	3,200	69,824
		431,636
Banks-Fiduciary — 0.2%
Northern Trust Corp.	4,100	226,566
Banks-Super Regional — 0.1%
KeyCorp	15,600	120,900
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	387	5,317
Energizer Holdings, Inc.†	1,094	68,660
		73,977
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	5,001	138,327
Hansen Natural Corp.†	1,339	58,086
		196,413
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	5,770	343,026
Brewery — 0.0%
Molson Coors Brewing Co., Class B	148	6,225
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class C†	10,885	320,128
Liberty Media-Starz†	1,200	65,616
Scripps Networks Interactive Inc., Class A	969	42,975
		428,719
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	141	5,120
Owens Corning, Inc.†	706	17,960
		23,080
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	5,721	253,555
Building Products-Cement — 0.4%
Eagle Materials, Inc.	15,420	409,247
Martin Marietta Materials, Inc.	333	27,822
		437,069

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Wood — 0.6%
Masco Corp.	36,906	$572,781
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	306	9,244
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	30,850	388,710
KB Home	1,417	23,735
Lennar Corp., Class A	2,400	41,304
MDC Holdings, Inc.	290	10,037
MRV Engenharia e Participacoes SA	22,380	156,176
NVR, Inc.†	21	15,256
Pulte Homes, Inc.†	16,928	190,440
Toll Brothers, Inc.†	1,900	39,520
		865,178
Cable TV — 0.1%
Shaw Communications, Inc., Class B	2,700	53,649
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	4,100	98,974
Casino Hotels — 0.6%
Las Vegas Sands Corp.†	4,352	92,045
MGM Mirage†	33,484	401,808
Wynn Resorts, Ltd.	1,100	83,413
		577,266
Casino Services — 0.2%
International Game Technology	9,544	176,087
Scientific Games Corp., Class A†	1,198	16,868
		192,955
Cellular Telecom — 0.3%
Leap Wireless International, Inc.†	4,709	77,039
MetroPCS Communications, Inc.†	11,601	82,135
NII Holdings, Inc.†	2,279	94,943
		254,117
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	3,027	96,410
FMC Corp.	1,167	70,650
Sociedad Quimica y Minera de Chile SA ADR	4,100	153,299
		320,359
Chemicals-Specialty — 0.9%
Albemarle Corp.	1,408	60,023
Ashland, Inc.	119	6,280
Ecolab, Inc.	9,119	400,780
International Flavors & Fragrances, Inc.	1,389	66,213
Lubrizol Corp.	1,133	103,919
Sigma-Aldrich Corp.	4,329	232,294
Valhi, Inc.	25	492
		870,001
Coal — 1.4%
Alpha Natural Resources, Inc.†	2,306	115,046
Arch Coal, Inc.	3,581	81,826
CONSOL Energy, Inc.	4,759	203,019
Massey Energy Co.	7,668	400,960
Peabody Energy Corp.	7,900	361,030
Walter Energy, Inc.	2,916	269,059
		1,430,940

Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.3%
RPM International, Inc.	1,327	$28,318
The Sherwin-Williams Co.	3,922	265,441
		293,759
Coffee — 0.6%
Green Mountain Coffee Roasters, Inc.†	5,771	558,748
Commercial Services — 0.4%
Alliance Data Systems Corp.†	1,019	65,206
Convergys Corp.†	259	3,175
Iron Mountain, Inc.	7,106	194,704
Quanta Services, Inc.†	6,900	132,204
Weight Watchers International, Inc.	64	1,634
		396,923
Commercial Services-Finance — 1.6%
Equifax, Inc.	3,448	123,438
Global Payments, Inc.	3,221	146,717
H&R Block, Inc.	6,498	115,664
Interactive Data Corp.	329	10,528
Lender Processing Services, Inc.	1,812	68,403
Moody's Corp.	7,974	237,227
Morningstar, Inc.†	367	17,649
Paychex, Inc.	14,020	430,414
SEI Investments Co.	4,738	104,094
The Western Union Co.	11,100	188,256
Total System Services, Inc.	2,321	36,347
Verisk Analytics, Inc., Class A†	3,460	97,572
		1,576,309
Computer Aided Design — 0.4%
ANSYS, Inc.†	4,558	196,632
Autodesk, Inc.†	7,823	230,153
		426,785
Computer Services — 1.0%
Cognizant Technology Solutions Corp., Class A†	16,846	858,809
Computer Sciences Corp.†	1,200	65,388
DST Systems, Inc.	671	27,813
IHS, Inc., Class A†	930	49,727
		1,001,737
Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	2,954	16,867
Diebold, Inc.	1,055	33,507
Jack Henry & Associates, Inc.	2,000	48,120
MICROS Systems, Inc.†	4,761	156,542
NCR Corp.†	3,053	42,131
Riverbed Technology, Inc.†	12,020	341,368
Teradata Corp.†	2,674	77,252
		715,787
Computers-Memory Devices — 2.5%
NetApp, Inc.†	23,184	754,871
SanDisk Corp.†	15,369	532,228
Seagate Technology†	58,969	1,076,774
Western Digital Corp.†	3,817	148,825
		2,512,698

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Periphery Equipment — 0.1%
Logitech International SA†	3,200	$52,288
Consulting Services — 0.6%
FTI Consulting, Inc.†	905	35,585
Genpact, Ltd.†	21,972	368,470
SAIC, Inc.†	5,433	96,164
The Corporate Executive Board Co.	1,900	50,521
		550,740
Consumer Products-Misc. — 1.0%
Clorox Co.	6,136	393,563
Jarden Corp.	16,080	535,303
The Scotts Miracle-Gro Co., Class A	817	37,868
		966,734
Containers-Metal/Glass — 0.2%
Ball Corp.	1,144	61,067
Crown Holdings, Inc.†	3,050	82,228
Owens-Illinois, Inc.†	2,605	92,581
		235,876
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	207	5,094
Pactiv Corp.†	2,105	53,004
		58,098
Cosmetics & Toiletries — 0.8%
Alberto-Culver Co.	1,446	37,813
Avon Products, Inc.	18,844	638,246
The Estee Lauder Cos., Inc., Class A	2,102	136,357
		812,416
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	765	25,237
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	1,729	36,966
Dun & Bradstreet Corp.	1,973	146,831
Fidelity National Information Services, Inc.	6,328	148,328
Fiserv, Inc.†	4,928	250,145
		582,270
Decision Support Software — 0.1%
MSCI, Inc., Class A†	1,866	67,363
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	5,739	200,004
Patterson Cos., Inc.	4,159	129,137
		329,141
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	1,990	99,500
Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	3,305	190,203
Inverness Medical Innovations, Inc.†	720	28,044
Qiagen NV†	3,700	85,063
		303,310
Dialysis Centers — 0.2%
DaVita, Inc.†	3,677	233,122
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,269	369,781

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.0%
Fastenal Co.	6,125	$293,939
LKQ Corp.†	2,739	55,602
Pool Corp.	14,273	323,141
WESCO International, Inc.†	453	15,723
WW Grainger, Inc.	2,973	321,441
		1,009,846
Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	338	12,878
Crane Co.	518	18,389
Dover Corp.	2,515	117,576
Harsco Corp.	2,674	85,408
Ingersoll-Rand PLC	18,590	648,233
ITT Corp.	1,538	82,452
Leggett & Platt, Inc.	1,700	36,788
Pentair, Inc.	556	19,805
The Brink's Co.	948	26,762
		1,048,291
Diversified Operations — 0.0%
Leucadia National Corp.†	1,352	33,543
E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR†	1,600	62,720
Expedia, Inc.	7,922	197,733
IAC/InterActive Corp.†	753	17,123
Liberty Media Corp. - Interactive, Class A†	9,500	145,445
NetFlix, Inc.†	771	56,854
priceline.com, Inc.†	1,444	368,220
		848,095
E-Services/Consulting — 0.5%
GSI Commerce, Inc.†	17,300	478,691
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,441	225,584
Molex, Inc.	231	4,819
		230,403
Electric-Generation — 0.1%
The AES Corp.†	10,132	111,452
Electric-Integrated — 0.4%
Allegheny Energy, Inc.	2,017	46,391
Constellation Energy Group, Inc.	2,895	101,644
DPL, Inc.	197	5,356
Integrys Energy Group, Inc.	342	16,204
NV Energy, Inc.	1,970	24,290
PPL Corp.	7,153	198,210
		392,095
Electric-Transmission — 0.1%
ITC Holdings Corp.	968	53,240
Electronic Components-Misc. — 1.3%
AVX Corp.	214	3,039
Garmin, Ltd.	1,712	65,877
Gentex Corp.	21,855	424,424
Jabil Circuit, Inc.	27,210	440,530
Sanmina-SCI Corp.†	23,500	387,750
Vishay Intertechnology, Inc.†	643	6,578
		1,328,198

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	5,652	$52,394
Altera Corp.	13,117	318,874
Broadcom Corp., Class A	16,595	550,622
Cree, Inc.†	1,986	139,457
Fairchild Semiconductor International, Inc.†	3,300	35,145
International Rectifier Corp.†	649	14,862
Intersil Corp., Class A	4,641	68,501
MEMC Electronic Materials, Inc.†	10,056	154,158
Microchip Technology, Inc.	8,024	225,956
Micron Technology, Inc.†	2,885	29,975
National Semiconductor Corp.	13,608	196,636
NVIDIA Corp.†	20,455	355,508
ON Semiconductor Corp.†	14,484	115,872
QLogic Corp.†	6,492	131,788
Rambus, Inc.†	2,021	44,159
Rovi Corp.†	9,305	345,495
Silicon Laboratories, Inc.†	2,928	139,578
Skyworks Solutions, Inc.†	31,680	494,208
Xilinx, Inc.	12,253	312,451
		3,725,639
Electronic Connectors — 0.3%
Amphenol Corp., Class A	6,254	263,856
Thomas & Betts Corp.†	341	13,381
		277,237
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	5,239	34,892
Synopsys, Inc.†	4,002	89,524
		124,416
Electronic Forms — 0.5%
Adobe Systems, Inc.†	13,370	472,897
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	6,542	224,979
FLIR Systems, Inc.†	4,572	128,930
Itron, Inc.†	1,414	102,614
National Instruments Corp.	3,674	122,528
Trimble Navigation, Ltd.†	20,247	581,494
		1,160,545
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	979	29,497
Avnet, Inc.†	999	29,970
		59,467
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	600	73,590
GT Solar International, Inc.†	8,900	46,547
		120,137
Engineering/R&D Services — 1.0%
Aecom Technology Corp.†	1,850	52,485
Fluor Corp.	8,224	382,498
Foster Wheeler AG†	3,700	100,418
Jacobs Engineering Group, Inc.†	2,342	105,835
McDermott International, Inc.†	11,313	304,546
The Shaw Group, Inc.†	1,272	43,782
URS Corp.†	212	10,517
		1,000,081

Security Description	Shares	Value (Note 2)
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,875	$178,106
Enterprise Software/Service — 1.3%
BMC Software, Inc.†	14,842	563,996
CA, Inc.	11,080	260,048
Concur Technologies, Inc.†	7,850	321,929
Madison Square Garden, Inc.†	1,025	22,273
Novell, Inc.†	3,191	19,114
Sybase, Inc.†	1,568	73,100
		1,260,460
Entertainment Software — 0.2%
Electronic Arts, Inc.†	9,889	184,529
Filtration/Separation Products — 0.4%
CLARCOR, Inc.	2,000	68,980
Donaldson Co., Inc.	3,845	173,487
Pall Corp.	4,133	167,345
		409,812
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	489	11,619
Finance-Consumer Loans — 0.1%
SLM Corp.†	8,934	111,854
The Student Loan Corp.	8	284
		112,138
Finance-Investment Banker/Broker — 0.6%
Greenhill & Co., Inc.	408	33,493
Interactive Brokers Group, Inc., Class A†	2,400	38,760
Investment Technology Group, Inc.†	73	1,218
Jefferies Group, Inc.	1,679	39,742
Lazard, Ltd., Class A	5,414	193,280
optionsXpress Holdings, Inc.†	3,400	55,386
TD Ameritrade Holding Corp.†	13,083	249,362
		611,241
Finance-Other Services — 0.5%
IntercontinentalExchange, Inc.†	3,390	380,291
NYSE Euronext	4,220	124,954
The NASDAQ OMX Group, Inc.†	1,151	24,309
		529,554
Food-Baking — 0.0%
Flowers Foods, Inc.	1,168	28,896
Food-Confectionery — 0.2%
The Hershey Co.	3,851	164,861
The J.M. Smucker Co.	1,300	78,338
		243,199
Food-Dairy Products — 0.1%
Dean Foods Co.†	3,520	55,229
Food-Meat Products — 0.0%
Hormel Foods Corp.	70	2,941
Smithfield Foods, Inc.†	185	3,837
		6,778
Food-Misc. — 0.8%
Campbell Soup Co.	5,548	196,122
H.J. Heinz Co.	4,884	222,759
McCormick & Co., Inc.	8,600	329,896
Sara Lee Corp.	3,226	44,938
		793,715

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Retail — 0.3%
Whole Foods Market, Inc.†	6,963	$251,712
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	483	10,621
Garden Products — 0.0%
Toro Co.	661	32,501
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	6,218	89,290
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	2,500	139,175
Royal Gold, Inc.	212	9,797
		148,972
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	4,851	264,379
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	759	11,537
Home Furnishings — 0.4%
Tempur-Pedic International, Inc.†	14,720	443,955
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	510	13,877
Kinetic Concepts, Inc.†	443	21,180
		35,057
Hotels/Motels — 0.7%
Choice Hotels International, Inc.	2,763	96,180
Hyatt Hotels Corp., Class A†	1,987	77,413
Marriott International, Inc., Class A	9,534	300,512
Starwood Hotels & Resorts Worldwide, Inc.	3,179	148,269
Wyndham Worldwide Corp.	1,529	39,341
		661,715
Human Resources — 0.5%
Hewitt Associates, Inc., Class A†	3,067	122,005
Manpower, Inc.	1,200	68,544
Monster Worldwide, Inc.†	4,615	76,655
Robert Half International, Inc.	6,204	188,788
		455,992
Identification Systems — 0.0%
Cogent, Inc.†	4,700	47,940
Independent Power Producers — 0.3%
Calpine Corp.†	15,790	187,743
NRG Energy, Inc.†	6,700	140,030
Ormat Technologies, Inc.	399	11,228
		339,001
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	3,917	229,810
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,889	106,464
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	800	59,160
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	633	69,124
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	515	12,309
Waters Corp.†	3,743	252,802
		265,111

Security Description	Shares	Value (Note 2)
Insurance Brokers — 0.2%
AON Corp.	2,700	$115,317
Arthur J. Gallagher & Co.	1,793	44,018
Brown & Brown, Inc.	1,521	27,256
Erie Indemnity Co., Class A	420	18,115
Marsh & McLennan Cos., Inc.	798	19,487
		224,193
Insurance-Life/Health — 0.3%
Lincoln National Corp.	1,788	54,892
Principal Financial Group, Inc.	9,263	270,572
Symetra Financial Corp.†	235	3,097
		328,561
Insurance-Multi-line — 0.6%
American International Group, Inc.†(1)	885	30,214
Assurant, Inc.	1,700	58,446
CNA Financial Corp.†	191	5,104
Genworth Financial, Inc., Class A†	29,277	536,940
		630,704
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	1,100	83,875
Fidelity National Financial, Inc., Class A	703	10,418
HCC Insurance Holdings, Inc.	2,300	63,480
The Hanover Insurance Group, Inc.	73	3,184
The Progressive Corp.	1,331	25,409
WR Berkley Corp.	3,464	90,376
		276,742
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,337	73,055
Endurance Specialty Holdings, Ltd.	322	11,962
Reinsurance Group of America, Inc.	116	6,093
RenaissanceRe Holdings, Ltd.	1,200	68,112
Validus Holdings, Ltd.	276	7,598
		166,820
Internet Content-Information/News — 0.0%
WebMD Health Corp., Class A†	1,006	46,658
Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	7,593	238,496
F5 Networks, Inc.†	2,715	167,000
		405,496
Internet Security — 0.6%
McAfee, Inc.†	8,279	332,236
Symantec Corp.†	2,500	42,300
VeriSign, Inc.†	8,284	215,467
		590,003
Investment Management/Advisor Services — 2.2%
Affiliated Managers Group, Inc.†	765	60,435
Ameriprise Financial, Inc.	11,782	534,432
Artio Global Investors, Inc.	1,500	37,110
Eaton Vance Corp.	5,797	194,431
Federated Investors, Inc., Class B	3,744	98,767
GLG Partners, Inc.†	3,872	11,887
Invesco, Ltd.	16,847	369,118
Janus Capital Group, Inc.	11,181	159,776

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
T. Rowe Price Group, Inc.	4,874	$267,729
Waddell & Reed Financial, Inc., Class A	14,232	512,921
		2,246,606
Lasers-System/Components — 0.1%
Cymer, Inc.†	1,600	59,680
II-VI, Inc.†	2,100	71,064
		130,744
Leisure Products — 0.1%
WMS Industries, Inc.†	2,686	112,651
Linen Supply & Related Items — 0.0%
Cintas Corp.	485	13,624
Machinery-Construction & Mining — 0.4%
Bucyrus International, Inc.	1,243	82,026
Joy Global, Inc.	4,020	227,532
Terex Corp.†	2,800	63,588
		373,146
Machinery-Electrical — 0.3%
Regal-Beloit Corp.	4,200	249,522
Machinery-General Industrial — 0.4%
IDEX Corp.	2,890	95,659
Roper Industries, Inc.	3,374	195,152
Wabtec Corp.	2,377	100,119
		390,930
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,074	90,990
Machinery-Pumps — 0.3%
Flowserve Corp.	2,055	226,605
Graco, Inc.	2,756	88,192
		314,797
Medical Information Systems — 0.3%
Allscripts-Misys Healthcare Solutions, Inc.†	3,999	78,220
Cerner Corp.†	3,081	262,070
		340,290
Medical Instruments — 1.7%
Arthrocare Corp.†	2,300	68,356
Beckman Coulter, Inc.	2,745	172,386
Edwards Lifesciences Corp.†	5,092	503,497
Intuitive Surgical, Inc.†	1,780	619,672
St. Jude Medical, Inc.†	3,800	155,990
Techne Corp.	2,525	160,817
		1,680,718
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	2,310	141,811
Laboratory Corp. of America Holdings†	4,264	322,827
Quest Diagnostics, Inc.	6,627	386,288
		850,926
Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	3,300	61,314
CareFusion Corp.†	4,700	124,221

Security Description	Shares	Value (Note 2)
Medical Products (continued)
Henry Schein, Inc.†	4,023	$236,955
Hospira, Inc.†	3,063	173,519
Teleflex, Inc.	317	20,310
Varian Medical Systems, Inc.†	4,396	243,231
Zimmer Holdings, Inc.†	1,100	65,120
		924,670
Medical-Biomedical/Gene — 2.0%
Abraxis Bioscience, Inc.†	142	7,349
Alexion Pharmaceuticals, Inc.†	3,179	172,842
Amylin Pharmaceuticals, Inc.†	7,715	173,510
Bio-Rad Laboratories, Inc., Class A†	381	39,441
Biogen Idec, Inc.†	1,100	63,096
Charles River Laboratories International, Inc.†	2,471	97,135
Dendreon Corp.†	2,551	93,035
Human Genome Sciences, Inc.†	2,700	81,540
Illumina, Inc.†	5,547	215,778
Life Technologies Corp.†	5,860	306,302
Millipore Corp.†	1,091	115,210
Myriad Genetics, Inc.†	4,360	104,858
OSI Pharmaceuticals, Inc.†	1,155	68,780
Regeneron Pharmaceuticals, Inc.†	5,800	153,642
Talecris Biotherapeutics Holdings Corp.†	957	19,064
United Therapeutics Corp.†	904	50,018
Vertex Pharmaceuticals, Inc.†	7,066	288,788
		2,050,388
Medical-Drugs — 1.2%
Allergan, Inc.	1,322	86,353
Auxilium Pharmaceuticals, Inc.†	12,830	399,783
Cephalon, Inc.†	2,913	197,443
Elan Corp. PLC ADR†	7,200	54,576
Shionogi & Co., Ltd.	15,930	302,958
Shire PLC ADR	900	59,364
Valeant Pharmaceuticals International†	1,211	51,964
		1,152,441
Medical-Generic Drugs — 1.0%
Mylan, Inc.†	19,626	445,706
Perrigo Co.	2,998	176,043
Watson Pharmaceuticals, Inc.†	10,200	426,054
		1,047,803
Medical-HMO — 0.9%
CIGNA Corp.	2,861	104,655
Coventry Health Care, Inc.†	14,702	363,433
Humana, Inc.†	9,989	467,186
		935,274
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	3,319	122,571
Health Management Associates, Inc., Class A†	4,670	40,162
Tenet Healthcare Corp.†	6,363	36,396
Universal Health Services, Inc., Class B	2,036	71,443
		270,572

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Outpatient/Home Medical — 0.6%
Lincare Holdings, Inc.†	12,834	$575,990
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	4,742	137,139
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	5,172	655,344
Metal-Iron — 0.5%
Cliffs Natural Resources, Inc.	7,638	541,916
Mining — 0.0%
Eldorado Gold Corp.†	4,000	48,320
Motion Pictures & Services — 0.5%
DreamWorks Animation SKG, Inc., Class A†	11,830	465,984
Multimedia — 0.6%
FactSet Research Systems, Inc.	2,920	214,240
The McGraw-Hill Cos., Inc.	11,504	410,118
		624,358
Music — 0.0%
Warner Music Group Corp.†	79	546
Networking Products — 1.5%
Atheros Communications, Inc.†	14,500	561,295
Juniper Networks, Inc.†	20,460	627,713
Polycom, Inc.†	11,000	336,380
		1,525,388
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	5,642	163,731
Waste Connections, Inc.†	3,069	104,223
		267,954
Office Automation & Equipment — 0.1%
Xerox Corp.	5,324	51,909
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	429	15,620
Oil & Gas Drilling — 0.6%
Atlas Energy, Inc.†	1,800	56,016
Atwood Oceanics, Inc.†	946	32,760
Diamond Offshore Drilling, Inc.	2,619	232,593
Helmerich & Payne, Inc.	634	24,143
Karoon Gas Australia, Ltd.†	12,479	96,191
Nabors Industries, Ltd.†	2,700	53,001
Patterson-UTI Energy, Inc.	453	6,329
Pride International, Inc.†	1,576	47,453
Rowan Cos., Inc.†	405	11,790
Seahawk Drilling, Inc.†	108	2,036
		562,312
Oil Companies-Exploration & Production — 1.4%
Bill Barrett Corp.†	1,700	52,207
Cabot Oil & Gas Corp.	2,200	80,960
CNX Gas Corp.†	498	18,949
Cobalt International Energy, Inc.†	3,876	52,714
Comstock Resources, Inc.†	76	2,417
Concho Resources, Inc.†	4,200	211,512
Continental Resources, Inc.†	298	12,680
EQT Corp.	2,753	112,873
EXCO Resources, Inc.	2,296	42,201
Forest Oil Corp.†	4,471	115,441

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Mariner Energy, Inc.†	6,127	$91,721
Newfield Exploration Co.†	1,900	98,895
Petrohawk Energy Corp.†	5,736	116,326
Plains Exploration & Production Co.†	1,416	42,466
Quicksilver Resources, Inc.†	2,319	32,628
Range Resources Corp.	2,441	114,410
SandRidge Energy, Inc.†	3,200	24,640
Southwestern Energy Co.†	1,700	69,224
St. Mary Land & Exploration Co.	272	9,468
Ultra Petroleum Corp.†	2,600	121,238
		1,422,970
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,700	95,523
Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	9,425	403,955
Dresser-Rand Group, Inc.†	1,604	50,398
FMC Technologies, Inc.†	5,454	352,492
		806,845
Oil Refining & Marketing — 0.4%
Frontier Oil Corp.	1,548	20,898
Holly Corp.	860	24,003
Sunoco, Inc.	1,400	41,594
Tesoro Corp.	915	12,718
Valero Energy Corp.	17,060	336,082
		435,295
Oil-Field Services — 0.9%
Baker Hughes, Inc.	8,440	395,329
Core Laboratories NV	1,100	143,880
Exterran Holdings, Inc.†	589	14,236
Oceaneering International, Inc.†	2,720	172,693
Smith International, Inc.	2,801	119,939
TETRA Technologies, Inc.†	5,600	68,432
		914,509
Patient Monitoring Equipment — 0.0%
Masimo Corp.	1,500	39,825
Pharmacy Services — 0.7%
Omnicare, Inc.	988	27,950
SXC Health Solutions Corp.†	10,310	693,657
		721,607
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	301	17,515
Pipelines — 0.0%
El Paso Corp.	3,618	39,219
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	142	7,161
SunPower Corp., Class A†	1,871	35,362
		42,523
Printing-Commercial — 0.6%
R.R. Donnelley & Sons Co.	1,010	21,564
VistaPrint NV†	10,490	600,552
		622,116
Private Corrections — 0.4%
Corrections Corp. of America†	20,937	415,809

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Protection/Safety — 0.0%
Brink's Home Security Holdings, Inc.†	839	$35,699
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	819	35,446
Publishing-Newspapers — 0.0%
The New York Times Co., Class A†	148	1,647
Quarrying — 0.3%
Compass Minerals International, Inc.	2,235	179,314
Vulcan Materials Co.	1,900	89,756
		269,070
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc.	193	13,047
Digital Realty Trust, Inc.	1,438	77,940
Federal Realty Investment Trust	2,256	164,259
HCP, Inc.	2,132	70,356
Health Care REIT, Inc.	1,181	53,417
Nationwide Health Properties, Inc.	1,585	55,713
Piedmont Office Realty Trust, Inc.	126	2,501
Plum Creek Timber Co., Inc.	1,083	42,139
Public Storage	3,868	355,817
Rayonier, Inc.	709	32,210
		867,399
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	5,070	80,359
Real Estate Operations & Development — 0.1%
The St. Joe Co.†	1,805	58,392
Rental Auto/Equipment — 0.4%
Aaron's Inc.	949	31,640
Hertz Global Holdings, Inc.†	23,290	232,667
Localiza Rent a Car SA	16,110	170,308
		434,615
Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	14,241	338,224
Respiratory Products — 0.2%
ResMed, Inc.†	2,434	154,924
Retail-Apparel/Shoe — 2.1%
Abercrombie & Fitch Co., Class A	846	38,612
Aeropostale, Inc.†	1,825	52,615
American Eagle Outfitters, Inc.	3,333	61,727
AnnTaylor Stores Corp.†	2,000	41,400
Chico's FAS, Inc.	3,198	46,115
Foot Locker, Inc.	1,401	21,071
Guess?, Inc.	1,109	52,101
Limited Brands, Inc.	3,355	82,600
Phillips-Van Heusen Corp.	642	36,825
Ross Stores, Inc.	15,400	823,438
The Gap, Inc.	2,400	55,464
The Men's Wearhouse, Inc.	2,350	56,259
Urban Outfitters, Inc.†	19,679	748,392
		2,116,619

Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	10,363	$434,417
AutoZone, Inc.†	970	167,897
O'Reilly Automotive, Inc.†	6,296	262,606
		864,920
Retail-Automobile — 0.5%
AutoNation, Inc.†	144	2,604
CarMax, Inc.†	6,492	163,079
Copart, Inc.†	3,098	110,289
Penske Auto Group, Inc.†	16,513	238,117
		514,089
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	9,983	436,856
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	158	3,416
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	787	39,917
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	2,698	59,113
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	347	7,853
Retail-Discount — 0.8%
Big Lots, Inc.†	1,787	65,082
BJ's Wholesale Club, Inc.†	195	7,213
Dollar General Corp.†	2,467	62,292
Dollar Tree, Inc.†	3,012	178,371
Family Dollar Stores, Inc.	14,541	532,346
		845,304
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,200	69,660
Retail-Jewelry — 0.3%
Tiffany & Co.	5,377	255,354
Retail-Mail Order — 0.6%
Williams-Sonoma, Inc.	22,582	593,681
Retail-Major Department Stores — 0.8%
Nordstrom, Inc.	3,179	129,862
TJX Cos., Inc.	16,594	705,577
		835,439
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	780	6,224
Staples, Inc.	2,700	63,153
		69,377
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	4,474	142,989
Retail-Restaurants — 1.1%
Brinker International, Inc.	1,953	37,654
Burger King Holdings, Inc.	1,967	41,818
Chipotle Mexican Grill, Inc., Class A†	1,496	168,554
Darden Restaurants, Inc.	2,618	116,606
Panera Bread Co., Class A†	2,109	161,317
Starbucks Corp.	3,300	80,091
The Cheesecake Factory, Inc.†	14,830	401,300
Tim Hortons, Inc.	2,500	81,475
Wendy's/Arby's Group, Inc., Class A	2,823	14,115
		1,102,930

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Sporting Goods — 0.5%
Dick's Sporting Goods, Inc.†	18,089	$472,304
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,601	58,157
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	407	15,246
Hudson City Bancorp, Inc.	4,876	69,044
TFS Financial Corp.	187	2,497
		86,787
Schools — 1.4%
Apollo Group, Inc., Class A†	5,331	326,737
Career Education Corp.†	1,268	40,119
DeVry, Inc.	3,779	246,391
Education Management Corp.†	3,087	67,605
ITT Educational Services, Inc.†	1,370	154,098
New Oriental Education & Technology Group, Inc. ADR†	600	51,306
Strayer Education, Inc.	2,025	493,128
		1,379,384
Semiconductor Components-Integrated Circuits — 2.8%
Analog Devices, Inc.	10,675	307,654
Cypress Semiconductor Corp.†	32,109	369,254
Integrated Device Technology, Inc.†	717	4,395
Linear Technology Corp.	10,255	290,011
Marvell Technology Group, Ltd.†	43,527	887,080
Maxim Integrated Products, Inc.	29,432	570,686
Power Integrations, Inc.	4,320	177,984
TriQuint Semiconductor, Inc.†	34,710	242,970
		2,850,034
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	1,900	58,748
Lam Research Corp.†	5,306	198,020
Novellus Systems, Inc.†	1,139	28,475
Teradyne, Inc.†	3,269	36,515
Varian Semiconductor Equipment Associates, Inc.†	5,621	186,167
		507,925
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	3,641	243,765
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,320	109,336
Steel-Producers — 0.5%
Carpenter Technology Corp.	1,800	65,880
Schnitzer Steel Industries, Inc., Class A	312	16,390
Steel Dynamics, Inc.	17,260	301,532
United States Steel Corp.	1,100	69,872
		453,674
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	201	3,063
JDS Uniphase Corp.†	7,758	97,208
		100,271
Telecom Services — 0.2%
Amdocs, Ltd.†	560	16,862
NeuStar, Inc., Class A†	3,239	81,623
tw telecom, Inc.†	2,770	50,275
		148,760

Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.1%
Harris Corp.	1,975	$93,793
Telephone-Integrated — 0.1%
Frontier Communications Corp.	2,580	19,195
Windstream Corp.	3,767	41,023
		60,218
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	2,200	64,482
CTC Media, Inc.	4,491	77,335
		141,817
Theaters — 0.0%
Regal Entertainment Group, Class A	652	11,456
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	4,741	110,797
Warner Chilcott PLC, Class A†	1,500	38,325
		149,122
Tobacco — 0.4%
Lorillard, Inc.	5,803	436,618
Tools-Hand Held — 0.0%
Snap-On, Inc.	321	13,912
Toys — 0.4%
Hasbro, Inc.	1,445	55,315
Mattel, Inc.	12,992	295,438
		350,753
Transport-Equipment & Leasing — 0.0%
GATX Corp.	414	11,861
Transport-Marine — 0.3%
Frontline, Ltd.	10,230	313,345
Kirby Corp.†	226	8,622
Teekay Corp.	376	8,550
		330,517
Transport-Rail — 0.0%
Kansas City Southern†	846	30,600
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	6,634	370,509
Expeditors International of Washington, Inc.	19,144	706,796
UTi Worldwide, Inc.	1,818	27,852
		1,105,157
Transport-Truck — 0.6%
Con-way, Inc.	275	9,658
J.B. Hunt Transport Services, Inc.	11,320	406,162
Landstar System, Inc.	4,123	173,083
		588,903
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,636	45,857
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	1,192	54,975
Mead Johnson Nutrition Co., Class A	3,555	184,967
NBTY, Inc.†	720	34,545
		274,487
Water — 0.0%
American Water Works Co., Inc.	185	4,026

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,642	$64,280
Web Hosting/Design — 0.9%
Equinix, Inc.†	5,227	508,796
Rackspace Hosting, Inc.†	19,390	363,175
		871,971
Web Portals/ISP — 0.1%
SINA Corp.†	1,500	56,535
Sohu.com, Inc.†	600	32,760
		89,295
Wire & Cable Products — 0.1%
General Cable Corp.†	1,900	51,300
Wireless Equipment — 1.1%
American Tower Corp., Class A†	10,080	429,509
Crown Castle International Corp.†	1,977	75,581
RF Micro Devices, Inc.†	61,120	304,378
SBA Communications Corp., Class A†	6,207	223,886
Viasat, Inc.†	2,800	96,908
		1,130,262
X-Ray Equipment — 0.5%
Hologic, Inc.†	28,512	528,612
Total Common Stock (cost $87,116,935)		99,212,814
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	86
EXCHANGE TRADED FUND — 0.5%
Index Fund — 0.5%
iShares Russell Midcap Growth Index Fund (cost $1,622,369)	10,200	494,904
Total Long-Term Investment Securities (cost $88,739,878)		99,707,804

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Company — 0.1%
T. Rowe Price Reserve Investment Fund	107,501	$107,501
U.S. Government Treasury — 0.1%
United States Treasury Bills 0.12% due 05/20/10(2)	$80,000	79,987
Total Short-Term Investment Securities (cost $187,488)		187,488
REPURCHASE AGREEMENTS — 0.7%
Bank of America Joint Repurchase Agreement(3)	34,000	34,000
State Street Bank & Trust Co., Joint Repurchase Agreement(3)	648,000	648,000
UBS Securities LLC Joint Repurchase Agreement(3)	6,000	6,000
Total Repurchase Agreements (cost $688,000)		688,000
TOTAL INVESTMENTS (cost $89,615,366)(4)	100.3%	100,583,292
Liabilities in excess of other assets	(0.3)	(297,252)
NET ASSETS	100.0%	$100,286,040

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 8.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details on Joint Repurchase Agreement.

(4)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	June 2010	$782,865	$788,100	$5,235

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$99,212,814	$—	$—	$99,212,814
Rights	86	—	—	86
Exchange Traded Fund	494,904	—	—	494,904
Short-Term Investment Securities:
Registered Investment Company	—	107,501	—	107,501
U.S. Government Treasury	—	79,987	—	79,987
Repurchase Agreements	—	688,000	—	688,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	5,235	—	—	5,235
Total	$99,713,039	$875,488	$—	$100,588,527

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	5.8%
Real Estate Investment Trusts	5.5
Electric-Integrated	5.5
Diversified Manufacturing Operations	4.3
Banks-Commercial	4.3
Banks-Super Regional	3.6
Insurance-Multi-line	2.4
Steel-Producers	2.0
Insurance-Property/Casualty	2.0
Electronic Components-Semiconductors	1.9
Telephone-Integrated	1.6
Pipelines	1.5
Oil-Field Services	1.4
Insurance-Reinsurance	1.4
Medical-HMO	1.4
Advertising Agencies	1.3
Investment Management/Advisor Services	1.3
Insurance-Life/Health	1.3
Repurchase Agreements	1.3
Finance-Investment Banker/Broker	1.2
Chemicals-Diversified	1.2
Auto/Truck Parts & Equipment-Original	1.1
Insurance Brokers	1.1
E-Commerce/Services	1.1
Retail-Apparel/Shoe	1.1
Hotels/Motels	1.1
Index Fund	1.0
Retail-Major Department Stores	1.0
Retail-Discount	0.9
Cable/Satellite TV	0.9
Medical-Generic Drugs	0.9
Television	0.8
Computer Aided Design	0.8
Dental Supplies & Equipment	0.8
Therapeutics	0.8
Transport-Rail	0.8
Medical Products	0.8
Gas-Distribution	0.7
Metal-Iron	0.7
Non-Hazardous Waste Disposal	0.7
Consumer Products-Misc.	0.6
Building-Residential/Commercial	0.6
Transactional Software	0.6
Finance-Consumer Loans	0.6
Medical-Wholesale Drug Distribution	0.6
Food-Misc.	0.6
Paper & Related Products	0.6
Food-Retail	0.6
Motorcycle/Motor Scooter	0.6
Savings & Loans/Thrifts	0.6
Home Decoration Products	0.6
Applications Software	0.6
Containers-Metal/Glass	0.6
Hospital Beds/Equipment	0.5
Medical-Biomedical/Gene	0.5
Oil Field Machinery & Equipment	0.5
Engines-Internal Combustion	0.5
Telecommunication Equipment	0.5
Containers-Paper/Plastic	0.5
Food-Confectionery	0.5

Distribution/Wholesale	0.5%
Aerospace/Defense-Equipment	0.4
Commercial Services-Finance	0.4
Electronic Forms	0.4
Brewery	0.4
Data Processing/Management	0.4
Disposable Medical Products	0.4
Quarrying	0.4
Electronic Connectors	0.4
Tools-Hand Held	0.4
Enterprise Software/Service	0.4
Machine Tools & Related Products	0.4
Telecom Services	0.4
Electronic Measurement Instruments	0.3
Electric Products-Misc.	0.3
Dialysis Centers	0.3
Retail-Pet Food & Supplies	0.3
Oil & Gas Drilling	0.3
Gold Mining	0.3
X-Ray Equipment	0.3
Chemicals-Specialty	0.3
Computers-Integrated Systems	0.3
Engineering/R&D Services	0.3
Medical-Hospitals	0.3
Food-Meat Products	0.3
Transport-Services	0.3
Internet Security	0.3
Racetracks	0.3
Office Automation & Equipment	0.3
Medical-Drugs	0.3
E-Commerce/Products	0.3
Semiconductor Equipment	0.3
Forestry	0.3
Semiconductor Components-Integrated Circuits	0.2
Broadcast Services/Program	0.2
Apparel Manufacturers	0.2
Physical Therapy/Rehabilitation Centers	0.2
Electronic Components-Misc.	0.2
Building & Construction Products-Misc.	0.2
Independent Power Producers	0.2
Oil Companies-Integrated	0.2
Electronics-Military	0.2
Beverages-Non-alcoholic	0.2
Machinery-General Industrial	0.2
Agricultural Chemicals	0.2
Retail-Regional Department Stores	0.2
Transport-Truck	0.2
Transport-Marine	0.2
Computer Services	0.2
Casino Hotels	0.2
Agricultural Operations	0.2
Finance-Credit Card	0.1
Airlines	0.1
Publishing-Newspapers	0.1
Cellular Telecom	0.1
Finance-Other Services	0.1
Machinery-Construction & Mining	0.1
Industrial Automated/Robotic	0.1
Wireless Equipment	0.1
Appliances	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Industry Allocation*
Filtration/Separation Products	0.1%
Beverages-Wine/Spirits	0.1
Vitamins & Nutrition Products	0.1
Commercial Services	0.1
Computers-Memory Devices	0.1
Human Resources	0.1
Steel-Specialty	0.1
Mining	0.1
Building Products-Wood	0.1
Industrial Gases	0.1
Coatings/Paint	0.1
Electronic Parts Distribution	0.1
Oil Refining & Marketing	0.1
Coal	0.1
Metal Processors & Fabrication	0.1
Retail-Home Furnishings	0.1
Toys	0.1
Water	0.1
Auto-Heavy Duty Trucks	0.1
Office Supplies & Forms	0.1
Machinery-Farming	0.1
Retail-Jewelry	0.1
Printing-Commercial	0.1
Retail-Automobile	0.1
Funeral Services & Related Items	0.1
Real Estate Management/Services	0.1
Linen Supply & Related Items	0.1
Textile-Home Furnishings	0.1
U.S. Government Treasury	0.1
Cruise Lines	0.1
Diversified Operations	0.1
Food-Canned	0.1
Motion Pictures & Services	0.1
Computers-Periphery Equipment	0.1
Miscellaneous Manufacturing	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.5%
Advertising Agencies — 1.3%
Interpublic Group of Cos., Inc.†	129,725	$1,079,312
Omnicom Group, Inc.	20,500	795,605
		1,874,917
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,038	11,013
Lamar Advertising Co., Class A†	1,516	52,075
		63,088
Aerospace/Defense — 0.0%
Spirit Aerosystems Holdings, Inc., Class A†	1,886	44,095
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.†	12,852	391,343
Curtiss-Wright Corp.	6,500	226,200
		617,543
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	2,286	208,437
Intrepid Potash, Inc.†	88	2,669
Terra Industries, Inc.	834	38,164
		249,270
Agricultural Operations — 0.2%
Bunge, Ltd.	3,563	219,588
Airlines — 0.1%
JetBlue Airways Corp.†	5,500	30,690
Southwest Airlines Co.	13,555	179,197
		209,887
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.†	6,010	167,198
Polo Ralph Lauren Corp.	84	7,143
VF Corp.	1,824	146,194
		320,535
Appliances — 0.1%
Whirlpool Corp.	1,963	171,272
Applications Software — 0.6%
Compuware Corp.†	6,057	50,879
Emdeon, Inc., Class A†	189	3,122
Intuit, Inc.†	21,700	745,178
Nuance Communications, Inc.†	556	9,252
		808,431
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	272	4,096
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	820	38,360
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.†	2,377	95,888
Auto/Truck Parts & Equipment-Original — 1.1%
Autoliv, Inc.†	2,262	116,561
BorgWarner, Inc.†	223	8,514
Federal-Mogul Corp., Class A†	383	7,032
Johnson Controls, Inc.	12,043	397,299
Lear Corp.†	3,700	293,595
TRW Automotive Holdings Corp.†	1,156	33,038
WABCO Holdings, Inc.†	26,383	789,379
		1,645,418

Security Description	Shares	Value (Note 2)
Banks-Commercial — 4.3%
Associated Banc-Corp.	4,595	$63,411
BancorpSouth, Inc.	2,221	46,552
Bank of Hawaii Corp.	1,273	57,221
BOK Financial Corp.	363	19,036
CapitalSource, Inc.	5,448	30,454
City National Corp.	17,545	946,904
Commerce Bancshares, Inc.	11,240	462,414
Cullen/Frost Bankers, Inc.	11,575	645,885
First Citizens BancShares, Inc., Class A	161	32,000
First Horizon National Corp.†	41,506	583,159
FirstMerit Corp.	10,600	228,642
Fulton Financial Corp.	4,672	47,608
M&T Bank Corp.	15,653	1,242,535
Marshall & Ilsley Corp.	47,842	385,128
Popular, Inc.†	17,007	49,491
Regions Financial Corp.	30,713	241,097
Signature Bank†	2,500	92,625
Synovus Financial Corp.	10,042	33,038
TCF Financial Corp.	26,429	421,278
Valley National Bancorp.	4,064	62,464
Whitney Holding Corp.	12,880	177,615
Zions Bancorporation	13,900	303,298
		6,171,855
Banks-Fiduciary — 0.0%
Wilmington Trust Corp.	2,425	40,182
Banks-Super Regional — 3.6%
Comerica, Inc.	42,688	1,623,851
Fifth Third Bancorp	74,157	1,007,794
Huntington Bancshares, Inc.	18,994	101,998
KeyCorp	122,465	949,104
SunTrust Banks, Inc.	57,383	1,537,290
		5,220,037
Batteries/Battery Systems — 0.0%
A123 Systems, Inc.†	248	3,408
Energizer Holdings, Inc.†	291	18,263
		21,671
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	1,231	34,050
Dr Pepper Snapple Group, Inc.	6,749	237,362
		271,412
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	402	23,899
Central European Distribution Corp.†	1,645	57,591
Constellation Brands, Inc., Class A†	5,058	83,154
		164,644
Brewery — 0.4%
Molson Coors Brewing Co., Class B	14,036	590,354
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	518	15,234
Liberty Global, Inc., Class A†	7,075	206,307
Liberty Media Corp., Class A†(3)	2,133	77,577
Scripps Networks Interactive Inc., Class A	945	41,911
		341,029

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.†	319	$11,583
Owens Corning, Inc.†	1,282	32,614
Simpson Manufacturing Co., Inc.	8,400	233,184
USG Corp.†	1,127	19,339
		296,720
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	728	60,824
Building Products-Wood — 0.1%
Masco Corp.	5,052	78,407
Universal Forest Products, Inc.	1,600	61,632
		140,039
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	417	12,598
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	7,371	92,875
KB Home	1,910	31,993
Lennar Corp., Class A	4,163	71,645
MDC Holdings, Inc.	612	21,181
NVR, Inc.†	745	541,242
Pulte Homes, Inc.†	7,960	89,550
Toll Brothers, Inc.†	3,616	75,213
		923,699
Cable/Satellite TV — 0.9%
Cablevision Systems Corp., Class A	6,236	150,537
DISH Network Corp., Class A	54,203	1,128,506
		1,279,043
Casino Hotels — 0.2%
Boyd Gaming Corp.†	1,433	14,158
Las Vegas Sands Corp.†	1,916	40,523
MGM Mirage†	2,831	33,972
Wynn Resorts, Ltd.	1,780	134,978
		223,631
Casino Services — 0.0%
International Game Technology	1,324	24,428
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	350	5,726
NII Holdings, Inc.†	4,174	173,889
US Cellular Corp.†	423	17,504
		197,119
Chemicals-Diversified — 1.2%
Celanese Corp., Class A	5,900	187,915
FMC Corp.	8,181	495,278
Huntsman Corp.	32,328	389,552
Olin Corp.	16,400	321,768
PPG Industries, Inc.	4,373	285,994
		1,680,507
Chemicals-Specialty — 0.3%
Albemarle Corp.	2,290	97,623
Ashland, Inc.	1,917	101,160
Cabot Corp.	1,738	52,835
Cytec Industries, Inc.	1,254	58,612
Eastman Chemical Co.	1,931	122,966
International Flavors & Fragrances, Inc.	111	5,291

Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Lubrizol Corp.	230	$21,096
Valhi, Inc.	126	2,480
		462,063
Coal — 0.1%
Arch Coal, Inc.	4,317	98,643
Massey Energy Co.	506	26,459
		125,102
Coatings/Paint — 0.1%
RPM International, Inc.	1,603	34,208
The Sherwin-Williams Co.	358	24,229
Valspar Corp.	2,664	78,535
		136,972
Commercial Services — 0.1%
Convergys Corp.†	2,265	27,769
Quanta Services, Inc.†	5,555	106,434
Weight Watchers International, Inc.	812	20,730
		154,933
Commercial Services-Finance — 0.4%
Equifax, Inc.	15,252	546,022
Interactive Data Corp.	505	16,160
Total System Services, Inc.	1,172	18,353
Verisk Analytics, Inc., Class A†	654	18,443
		598,978
Computer Aided Design — 0.8%
Autodesk, Inc.†	20,103	591,430
Parametric Technology Corp.†	29,200	527,060
		1,118,490
Computer Services — 0.2%
Computer Sciences Corp.†	4,029	219,540
DST Systems, Inc.	114	4,726
		224,266
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	7,594	43,362
Diebold, Inc.	12,015	381,597
Teradata Corp.†	851	24,585
		449,544
Computers-Memory Devices — 0.1%
SanDisk Corp.†	3,125	108,219
Seagate Technology†	1,289	23,537
Western Digital Corp.†	587	22,887
		154,643
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	2,077	74,938
Consulting Services — 0.0%
SAIC, Inc.†	2,745	48,587
Consumer Products-Misc. — 0.6%
Clorox Co.	418	26,811
Fortune Brands, Inc.	16,893	819,479
Jarden Corp.	2,336	77,765
		924,055

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Containers-Metal/Glass — 0.6%
Ball Corp.	9,275	$495,100
Greif, Inc., Class A	1,683	92,430
Owens-Illinois, Inc.†	5,921	210,432
		797,962
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	2,872	82,484
Packaging Corp. of America	2,451	60,319
Pactiv Corp.†	12,535	315,631
Sealed Air Corp.	4,217	88,894
Sonoco Products Co.	2,654	81,717
Temple-Inland, Inc.	2,816	57,531
		686,576
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	336	8,786
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.†	2,403	79,275
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,405	30,039
Fidelity National Information Services, Inc.	3,347	78,454
Fiserv, Inc.†	9,400	477,144
		585,637
Dental Supplies & Equipment — 0.8%
DENTSPLY International, Inc.	5,500	191,675
Patterson Cos., Inc.	29,400	912,870
		1,104,545
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,178	45,883
Dialysis Centers — 0.3%
DaVita, Inc.†	7,600	481,840
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	6,640	575,157
Distribution/Wholesale — 0.5%
Fossil, Inc.†	9,060	341,924
Genuine Parts Co.	4,241	179,140
Ingram Micro, Inc., Class A†	4,305	75,553
Tech Data Corp.†	1,333	55,853
WESCO International, Inc.†	530	18,396
		670,866
Diversified Manufacturing Operations — 4.3%
Carlisle Cos., Inc.	1,187	45,225
Cooper Industries PLC, Class A	7,214	345,839
Crane Co.	627	22,259
Dover Corp.	1,445	67,554
Eaton Corp.	28,052	2,125,500
Harsco Corp.	566	18,078
ITT Corp.	6,861	367,818
Leggett & Platt, Inc.	1,495	32,352
Parker Hannifin Corp.	23,153	1,498,925
Pentair, Inc.	14,536	517,772
SPX Corp.	2,903	192,527
Textron, Inc.	14,095	299,237
Trinity Industries, Inc.	2,088	41,676
Tyco International, Ltd.	16,200	619,650
		6,194,412

Security Description	Shares	Value (Note 2)
Diversified Operations — 0.1%
Leucadia National Corp.†	3,166	$78,548
E-Commerce/Products — 0.3%
NutriSystem, Inc.	22,100	393,601
E-Commerce/Services — 1.1%
Expedia, Inc.	454	11,332
IAC/InterActive Corp.†	25,578	581,644
Liberty Media Corp. - Interactive, Class A†(4)	63,310	969,276
		1,562,252
Electric Products-Misc. — 0.3%
AMETEK, Inc.	10,200	422,892
Molex, Inc.	3,194	66,627
		489,519
Electric-Generation — 0.0%
The AES Corp.†	3,464	38,104
Electric-Integrated — 5.5%
Allegheny Energy, Inc.	1,752	40,296
Alliant Energy Corp.	10,012	332,999
Ameren Corp.	6,286	163,939
CMS Energy Corp.	78,175	1,208,585
Consolidated Edison, Inc.	7,297	325,008
Constellation Energy Group, Inc.	756	26,543
DPL, Inc.	17,937	487,707
DTE Energy Co.	4,358	194,367
Edison International	26,315	899,184
FirstEnergy Corp.	6,896	269,565
Great Plains Energy, Inc.	9,811	182,190
Hawaiian Electric Industries, Inc.	2,416	54,239
Integrys Energy Group, Inc.	1,585	75,097
MDU Resources Group, Inc.	4,891	105,548
Northeast Utilities	26,108	721,625
NSTAR	2,852	101,018
NV Energy, Inc.	25,044	308,793
OGE Energy Corp.	2,554	99,453
Pepco Holdings, Inc.	5,850	100,328
Pinnacle West Capital Corp.	6,969	262,940
PPL Corp.	18,892	523,497
Progress Energy, Inc.	7,421	292,091
SCANA Corp.	9,950	374,020
TECO Energy, Inc.	5,662	89,969
Westar Energy, Inc.	2,892	64,492
Wisconsin Energy Corp.	3,109	153,616
Xcel Energy, Inc.	18,835	399,302
		7,856,411
Electronic Components-Misc. — 0.2%
AVX Corp.	993	14,100
Garmin, Ltd.	537	20,664
Jabil Circuit, Inc.	2,505	40,556
Tyco Electronics, Ltd.	7,100	195,108
Vishay Intertechnology, Inc.†	3,904	39,938
		310,366
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	7,026	65,131
Fairchild Semiconductor International, Inc.†	3,293	35,070
International Rectifier Corp.†	1,060	24,274

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Intersil Corp., Class A	1,643	$24,251
LSI Corp.†	17,257	105,613
Microchip Technology, Inc.	411	11,574
Micron Technology, Inc.†	72,653	754,865
National Semiconductor Corp.	22,700	328,015
ON Semiconductor Corp.†	72,470	579,760
PMC - Sierra, Inc.†	5,929	52,887
QLogic Corp.†	16,000	324,800
Rovi Corp.†	828	30,743
Xilinx, Inc.	18,300	466,650
		2,803,633
Electronic Connectors — 0.4%
Amphenol Corp., Class A	12,614	532,185
Thomas & Betts Corp.†	967	37,945
		570,130
Electronic Design Automation — 0.0%
Synopsys, Inc.†	1,436	32,123
Electronic Forms — 0.4%
Adobe Systems, Inc.†	16,738	592,023
Electronic Measurement Instruments — 0.3%
Itron, Inc.†	69	5,007
Trimble Navigation, Ltd.†	17,000	488,240
		493,247
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,880	56,644
Avnet, Inc.†	2,671	80,130
		136,774
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	3,100	284,053
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.†	3,432	57,177
Engineering/R&D Services — 0.3%
Fluor Corp.	5,150	239,526
KBR, Inc.	4,267	94,557
The Shaw Group, Inc.†	414	14,250
URS Corp.†	1,934	95,946
		444,279
Engines-Internal Combustion — 0.5%
Cummins, Inc.	11,475	710,876
Enterprise Software/Service — 0.4%
CA, Inc.	19,883	466,654
Madison Square Garden, Inc.†	1,553	33,747
Novell, Inc.†	5,002	29,962
		530,363
Filtration/Separation Products — 0.1%
Pall Corp.	4,100	166,009
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	1,681	39,941
Finance-Consumer Loans — 0.6%
SLM Corp.†	71,364	893,477
The Student Loan Corp.	111	3,944
		897,421

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.1%
Discover Financial Services	14,244	$212,236
Finance-Investment Banker/Broker — 1.2%
Interactive Brokers Group, Inc., Class A†	1,063	17,168
Investment Technology Group, Inc.†	1,060	17,691
Jefferies Group, Inc.	11,540	273,152
Lazard, Ltd., Class A	26,800	956,760
Raymond James Financial, Inc.	17,122	457,842
		1,722,613
Finance-Other Services — 0.1%
NYSE Euronext	5,136	152,077
The NASDAQ OMX Group, Inc.†	2,007	42,388
		194,465
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	3,488	21,870
Food-Baking — 0.0%
Flowers Foods, Inc.	359	8,882
Food-Canned — 0.1%
Del Monte Foods Co.	5,260	76,796
Food-Confectionery — 0.5%
The Hershey Co.	1,712	73,291
The J.M. Smucker Co.	9,980	601,395
		674,686
Food-Meat Products — 0.3%
Hormel Foods Corp.	4,844	203,496
Smithfield Foods, Inc.†	3,433	71,200
Tyson Foods, Inc., Class A	8,023	153,641
		428,337
Food-Misc. — 0.6%
Campbell Soup Co.	1,683	59,494
ConAgra Foods, Inc.	11,893	298,158
Corn Products International, Inc.	1,984	68,765
H.J. Heinz Co.	1,591	72,566
Ralcorp Holdings, Inc.†	1,507	102,144
Sara Lee Corp.	19,971	278,196
		879,323
Food-Retail — 0.6%
Safeway, Inc.	30,409	755,968
SUPERVALU, Inc.	5,643	94,125
Whole Foods Market, Inc.†	557	20,136
		870,229
Forestry — 0.3%
Plum Creek Timber Co., Inc.	2,784	108,326
Weyerhaeuser Co.	5,619	254,372
		362,698
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	1,007	22,144
Service Corp. International	6,638	60,937
		83,081
Gas-Distribution — 0.7%
AGL Resources, Inc.	2,052	79,310
Atmos Energy Corp.	2,446	69,882
CenterPoint Energy, Inc.	1,649	23,680
Energen Corp.	1,907	88,733

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Gas-Distribution (continued)
National Fuel Gas Co.	1,882	$95,135
NiSource, Inc.	7,302	115,372
Sempra Energy	6,496	324,150
Southern Union Co.	2,958	75,044
UGI Corp.	2,879	76,409
Vectren Corp.	2,157	53,321
		1,001,036
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	7,700	428,659
Royal Gold, Inc.	830	38,354
		467,013
Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	53,832	818,246
Hospital Beds/Equipment — 0.5%
Hill-Rom Holdings, Inc.	997	27,128
Kinetic Concepts, Inc.†	15,682	749,757
		776,885
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	552	19,215
Hyatt Hotels Corp., Class A†	442	17,220
Marriott International, Inc., Class A	22,154	698,294
Starwood Hotels & Resorts Worldwide, Inc.	15,254	711,447
Wyndham Worldwide Corp.	2,628	67,619
		1,513,795
Human Resources — 0.1%
Manpower, Inc.	2,082	118,924
Monster Worldwide, Inc.†	1,391	23,104
		142,028
Independent Power Producers — 0.2%
Calpine Corp.†	4,119	48,975
Dynegy, Inc., Class A†	13,139	16,555
Mirant Corp.†	3,859	41,909
NRG Energy, Inc.†	7,054	147,429
RRI Energy, Inc.†	9,270	34,206
		289,074
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,394	191,286
Industrial Gases — 0.1%
Airgas, Inc.	2,162	137,546
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	2,453	58,627
Insurance Brokers — 1.1%
AON Corp.	12,861	549,293
Arthur J. Gallagher & Co.	179	4,395
Brown & Brown, Inc.	821	14,712
Erie Indemnity Co., Class A	238	10,265
Marsh & McLennan Cos., Inc.	41,255	1,007,447
		1,586,112
Insurance-Life/Health — 1.3%
Lincoln National Corp.	14,295	438,857
Principal Financial Group, Inc.	31,180	910,768
Protective Life Corp.	2,274	50,005
StanCorp Financial Group, Inc.	1,299	61,871

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Symetra Financial Corp.†	602	$7,934
Torchmark Corp.	2,199	117,669
Unum Group	8,807	218,149
		1,805,253
Insurance-Multi-line — 2.4%
ACE, Ltd.	3,900	203,970
American Financial Group, Inc.	2,285	65,008
American International Group, Inc.†(5)	1,990	67,939
American National Insurance Co.	424	48,141
Assurant, Inc.	3,132	107,678
Cincinnati Financial Corp.	3,848	111,207
CNA Financial Corp.†	392	10,474
Genworth Financial, Inc., Class A†	36,085	661,799
Hartford Financial Services Group, Inc.	42,597	1,210,607
Old Republic International Corp.	6,396	81,101
Unitrin, Inc.	1,118	31,360
XL Capital, Ltd., Class A	41,786	789,756
		3,389,040
Insurance-Property/Casualty — 2.0%
Alleghany Corp.†	151	43,899
Arch Capital Group, Ltd.†	1,213	92,491
Fidelity National Financial, Inc., Class A	5,327	78,946
First American Corp.	2,645	89,507
HCC Insurance Holdings, Inc.	2,984	82,358
Markel Corp.†	1,061	397,514
Mercury General Corp.	698	30,517
OneBeacon Insurance Group, Ltd.	619	10,678
The Hanover Insurance Group, Inc.	1,165	50,806
The Progressive Corp.	37,684	719,388
Wesco Financial Corp.	36	13,878
White Mountains Insurance Group, Ltd.	207	73,485
WR Berkley Corp.	44,050	1,149,264
		2,832,731
Insurance-Reinsurance — 1.4%
Allied World Assurance Holdings, Ltd.	1,318	59,112
Aspen Insurance Holdings, Ltd.	2,206	63,621
Axis Capital Holdings, Ltd.	2,516	78,650
Endurance Specialty Holdings, Ltd.	814	30,240
Everest Re Group, Ltd.	10,463	846,771
PartnerRe, Ltd.	8,696	693,245
Reinsurance Group of America, Inc.	1,784	93,696
RenaissanceRe Holdings, Ltd.	1,657	94,051
Transatlantic Holdings, Inc.	725	38,280
Validus Holdings, Ltd.	2,143	58,997
		2,056,663
Internet Security — 0.3%
McAfee, Inc.†	10,300	413,339
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	6,246	283,319
Federated Investors, Inc., Class B	138	3,640
Invesco, Ltd.	51,365	1,125,407
Janus Capital Group, Inc.	22,944	327,870
Legg Mason, Inc.	4,257	122,048
		1,862,284

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Linen Supply & Related Items — 0.1%
Cintas Corp.	2,866	$80,506
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	16,160	454,419
Lincoln Electric Holdings, Inc.	1,129	61,339
		515,758
Machinery-Construction & Mining — 0.1%
Bucyrus International, Inc.	1,668	110,071
Joy Global, Inc.	342	19,357
Terex Corp.†	2,801	63,611
		193,039
Machinery-Farming — 0.1%
AGCO Corp.†	2,456	88,097
Machinery-General Industrial — 0.2%
Gardner Denver, Inc.	1,379	60,731
IDEX Corp.	879	29,095
Roper Industries, Inc.	2,051	118,630
The Manitowoc Co., Inc.	3,465	45,045
		253,501
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	126	3,730
Machinery-Pumps — 0.0%
Graco, Inc.	884	28,288
Medical Products — 0.8%
Teleflex, Inc.	608	38,954
The Cooper Cos., Inc.	17,001	660,999
Varian Medical Systems, Inc.†	2,700	149,391
Zimmer Holdings, Inc.†	3,900	230,880
		1,080,224
Medical-Biomedical/Gene — 0.5%
Biogen Idec, Inc.†	12,620	723,883
Charles River Laboratories International, Inc.†	588	23,114
Life Technologies Corp.†	529	27,651
		774,648
Medical-Drugs — 0.3%
Endo Pharmaceuticals Holdings, Inc.†	3,113	73,747
Forest Laboratories, Inc.†	8,019	251,476
King Pharmaceuticals, Inc.†	6,592	77,522
		402,745
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	36,412	826,916
Watson Pharmaceuticals, Inc.†	9,902	413,607
		1,240,523
Medical-HMO — 1.4%
Aetna, Inc.	21,100	740,821
CIGNA Corp.	19,481	712,615
Coventry Health Care, Inc.†	2,822	69,760
Health Net, Inc.†	2,761	68,666
Humana, Inc.†	9,255	432,856
		2,024,718

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	1,224	$45,202
LifePoint Hospitals, Inc.†	1,446	53,184
Tenet Healthcare Corp.†	4,095	23,424
Universal Health Services, Inc., Class B	9,157	321,319
		443,129
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	343	15,394
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	17,838	515,875
McKesson Corp.	5,800	381,176
		897,051
Metal Processors & Fabrication — 0.1%
Commercial Metals Co.	3,017	45,436
Timken Co.	2,572	77,186
		122,622
Metal-Iron — 0.7%
Cliffs Natural Resources, Inc.	13,568	962,650
Mining — 0.1%
IAMGOLD Corp.	10,600	140,132
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,802	70,909
Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†	1,925	75,826
Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	30,824	865,230
Multimedia — 0.0%
Meredith Corp.	901	31,003
Music — 0.0%
Warner Music Group Corp.†	1,076	7,435
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	2,263	37,543
Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	31,681	919,382
Waste Connections, Inc.†	584	19,833
		939,215
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	5,496	134,377
Xerox Corp.	27,703	270,104
		404,481
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,437	88,731
Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.†	215	7,445
Helmerich & Payne, Inc.	1,928	73,418
Nabors Industries, Ltd.†	7,525	147,716
Patterson-UTI Energy, Inc.	3,486	48,699
Pride International, Inc.†	2,459	74,041
Rowan Cos., Inc.†	2,477	72,105
Seahawk Drilling, Inc.†	183	3,450
Unit Corp.†	1,085	45,874
		472,748

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production — 5.8%
Cabot Oil & Gas Corp.	10,155	$373,704
Cimarex Energy Co.	2,214	131,467
Cobalt International Energy, Inc.†	1,225	16,660
Comstock Resources, Inc.†	1,137	36,157
Concho Resources, Inc.†	11,472	577,730
Continental Resources, Inc.†	435	18,509
Denbury Resources, Inc.†	10,551	177,995
EOG Resources, Inc.	2,500	232,350
EQT Corp.	17,500	717,500
EXCO Resources, Inc.	432	7,940
Forest Oil Corp.†	21,913	565,794
Mariner Energy, Inc.†	259	3,877
Newfield Exploration Co.†	25,890	1,347,574
Noble Energy, Inc.	7,709	562,757
Pioneer Natural Resources Co.	3,030	170,650
Plains Exploration & Production Co.†	1,693	50,773
Questar Corp.	27,418	1,184,458
Range Resources Corp.	21,660	1,015,204
SandRidge Energy, Inc.†	3,701	28,498
St. Mary Land & Exploration Co.	1,250	43,513
Whiting Petroleum Corp.†	13,511	1,092,229
		8,355,339
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	5,074	285,108
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	511	21,902
Dril-Quip, Inc.†	11,956	727,403
		749,305
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	595	8,033
Sunoco, Inc.	3,109	92,368
Tesoro Corp.	2,196	30,524
		130,925
Oil-Field Services — 1.4%
BJ Services Co.	7,765	166,171
Exterran Holdings, Inc.†	889	21,487
Halliburton Co.	22,261	670,724
Helix Energy Solutions Group, Inc.†	2,738	35,676
Oceaneering International, Inc.†	2,770	175,867
Oil States International, Inc.†	1,329	60,257
SEACOR Holdings, Inc.†	602	48,557
Smith International, Inc.	2,664	114,073
Superior Energy Services, Inc.†	2,077	43,659
Weatherford International, Ltd.†	47,300	750,178
		2,086,649
Paper & Related Products — 0.6%
International Paper Co.	30,832	758,775
MeadWestvaco Corp.	4,549	116,227
		875,002
Pharmacy Services — 0.0%
Omnicare, Inc.	1,824	51,601
Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	16,800	314,160

Security Description	Shares	Value (Note 2)
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	832	$48,414
Pipelines — 1.5%
El Paso Corp.	81,358	881,921
Oneok, Inc.	2,800	127,820
Spectra Energy Corp.	17,149	386,367
The Williams Cos., Inc.	34,400	794,640
		2,190,748
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,403	70,753
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	4,048	86,425
Private Corrections — 0.0%
Corrections Corp. of America†	2,712	53,860
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,180	102,094
The New York Times Co., Class A†	2,571	28,615
The Washington Post Co., Class B	164	72,845
		203,554
Quarrying — 0.4%
Compass Minerals International, Inc.	402	32,252
Vulcan Materials Co.	11,412	539,103
		571,355
Racetracks — 0.3%
International Speedway Corp., Class A	794	20,461
Penn National Gaming, Inc.†	14,097	391,897
		412,358
Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities, Inc.	14,092	952,619
AMB Property Corp.	3,887	105,882
Annaly Capital Management, Inc.	14,475	248,681
Apartment Investment & Management Co., Class A	3,113	57,310
AvalonBay Communities, Inc.	6,764	584,072
Boston Properties, Inc.	11,803	890,418
Brandywine Realty Trust	3,417	41,722
BRE Properties, Inc.	1,444	51,623
Camden Property Trust	1,772	73,768
Chimera Investment Corp.	17,824	69,335
Corporate Office Properties Trust	1,525	61,198
Digital Realty Trust, Inc.	11,000	596,200
Douglas Emmett, Inc.	23,411	359,827
Duke Realty Corp.	5,951	73,792
Equity Residential	7,281	285,051
Essex Property Trust, Inc.	5,065	455,597
Federal Realty Investment Trust	1,368	99,604
HCP, Inc.	4,769	157,377
Health Care REIT, Inc.	1,584	71,644
Hospitality Properties Trust	3,247	77,766
Host Hotels & Resorts, Inc.	53,854	788,961
HRPT Properties Trust	6,868	53,433
Kimco Realty Corp.	10,782	168,631
Liberty Property Trust	2,968	100,734
Mack-Cali Realty Corp.	2,079	73,285
Nationwide Health Properties, Inc.	750	26,363
Piedmont Office Realty Trust, Inc.	1,199	23,800

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
ProLogis	12,581	$166,069
Rayonier, Inc.	1,157	52,563
Realty Income Corp.	2,774	85,134
Regency Centers Corp.	2,380	89,179
Senior Housing Properties Trust	3,376	74,778
SL Green Realty Corp.	2,042	116,945
Taubman Centers, Inc.	1,425	56,886
The Macerich Co.	2,600	99,606
UDR, Inc.	4,000	70,560
Ventas, Inc.	4,161	197,564
Vornado Realty Trust	4,090	309,613
Weingarten Realty Investors	2,775	59,829
		7,927,419
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,110	80,908
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A†	2,914	41,991
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	4,969	49,640
Retail-Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A	5,085	232,079
American Eagle Outfitters, Inc.	26,100	483,372
Chico's FAS, Inc.	336	4,845
Foot Locker, Inc.	2,310	34,742
Guess?, Inc.	11,180	525,237
Limited Brands, Inc.	2,305	56,749
Phillips-Van Heusen Corp.	483	27,705
The Children's Place Retail Stores, Inc.†	3,500	155,925
		1,520,654
Retail-Automobile — 0.1%
AutoNation, Inc.†	1,771	32,020
CarMax, Inc.†	1,699	42,679
Penske Auto Group, Inc.†	679	9,791
		84,490
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	783	16,928
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	530	11,612
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,889	65,378
Retail-Discount — 0.9%
Big Lots, Inc.†	11,552	420,724
BJ's Wholesale Club, Inc.†	10,569	390,947
Dollar General Corp.†	306	7,727
Family Dollar Stores, Inc.	13,900	508,879
		1,328,277
Retail-Drug Store — 0.0%
Rite Aid Corp.†	15,544	23,316
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.†	18,800	119,756
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	2,267	73,315
Tiffany & Co.	289	13,724
		87,039

Security Description	Shares	Value (Note 2)
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,512	$39,750
Retail-Major Department Stores — 1.0%
J.C. Penney Co., Inc.	31,599	1,016,540
Nordstrom, Inc.	6,200	253,270
Sears Holdings Corp.†	1,323	143,453
		1,413,263
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	5,974	47,673
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	14,800	473,008
Retail-Regional Department Stores — 0.2%
Macy's, Inc.	11,183	243,454
Retail-Restaurants — 0.0%
Wendy's/Arby's Group, Inc., Class A	5,510	27,550
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,169	24,350
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	990	20,077
Savings & Loans/Thrifts — 0.6%
First Niagara Financial Group, Inc.	5,004	71,157
Hudson City Bancorp, Inc.	5,536	78,390
New York Community Bancorp, Inc.	11,253	186,125
People's United Financial, Inc.	9,872	154,398
TFS Financial Corp.	1,946	25,979
Washington Federal, Inc.	16,280	330,809
		846,858
Schools — 0.0%
Career Education Corp.†	128	4,050
Education Management Corp.†	246	5,387
		9,437
Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	7,100	204,622
Atmel Corp.†	12,002	60,370
Cypress Semiconductor Corp.†	333	3,830
Integrated Device Technology, Inc.†	3,461	21,216
Marvell Technology Group, Ltd.†	1,369	27,900
Maxim Integrated Products, Inc.	1,308	25,362
		343,300
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	4,518	139,697
Novellus Systems, Inc.†	1,027	25,675
Teradyne, Inc.†	20,090	224,405
		389,777
Steel-Producers — 2.0%
AK Steel Holding Corp.	2,904	66,385
Carpenter Technology Corp.	1,181	43,225
Reliance Steel & Aluminum Co.	16,971	835,482
Schnitzer Steel Industries, Inc., Class A	115	6,041
Steel Dynamics, Inc.	41,178	719,380
United States Steel Corp.	18,640	1,184,013
		2,854,526
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,605	140,644

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	2,133	$32,507
JDS Uniphase Corp.†	2,669	33,442
		65,949
Telecom Services — 0.4%
Amdocs, Ltd.†	4,416	132,966
Clearwire Corp., Class A†	45,835	327,720
Virgin Media, Inc.	7,669	132,367
		593,053
Telecommunication Equipment — 0.5%
CommScope, Inc.†	20,386	571,216
Harris Corp.	774	36,757
Tellabs, Inc.	10,525	79,674
		687,647
Telephone-Integrated — 1.6%
CenturyTel, Inc.	35,231	1,249,291
Frontier Communications Corp.	4,702	34,983
Level 3 Communications, Inc.†	43,275	70,106
Qwest Communications International, Inc.	39,159	204,410
Sprint Nextel Corp.†	157,700	599,260
Telephone and Data Systems, Inc.	2,287	77,415
Windstream Corp.	6,480	70,567
		2,306,032
Television — 0.8%
CBS Corp., Class B	82,922	1,155,933
Central European Media Enterprises, Ltd., Class A†	911	26,701
		1,182,634
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,477	80,319
Theaters — 0.0%
Regal Entertainment Group, Class A	1,020	17,921
Therapeutics — 0.8%
Onyx Pharmaceuticals, Inc.†	10,089	305,495
Warner Chilcott PLC, Class A†	30,500	779,275
		1,084,770
Tobacco — 0.0%
Lorillard, Inc.	488	36,717
Tools-Hand Held — 0.4%
Snap-On, Inc.	7,202	312,135
Stanley Black & Decker, Inc.	4,140	237,677
		549,812
Toys — 0.1%
Hasbro, Inc.	1,347	51,563
Mattel, Inc.	2,137	48,596
		100,159
Transactional Software — 0.6%
VeriFone Holdings, Inc.†	45,400	917,534
Transport-Equipment & Leasing — 0.0%
GATX Corp.	706	20,227

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Marine — 0.2%
Alexander & Baldwin, Inc.	1,085	$35,859
Frontline, Ltd.	1,370	41,963
Kirby Corp.†	1,136	43,339
Overseas Shipholding Group, Inc.	697	27,343
Teekay Corp.	625	14,213
Tidewater, Inc.	1,375	64,996
		227,713
Transport-Rail — 0.8%
Kansas City Southern†	29,908	1,081,772
Transport-Services — 0.3%
Ryder System, Inc.	10,806	418,841
UTi Worldwide, Inc.	236	3,615
		422,456
Transport-Truck — 0.2%
Con-way, Inc.	869	30,519
Heartland Express, Inc.	12,600	207,900
		238,419
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A	2,714	141,210
NBTY, Inc.†	431	20,679
		161,889
Water — 0.1%
American Water Works Co., Inc.	1,591	34,620
Aqua America, Inc.	3,635	63,867
		98,487
Wire & Cable Products — 0.0%
General Cable Corp.†	1,384	37,368
Wireless Equipment — 0.1%
Crown Castle International Corp.†	4,956	189,468
X-Ray Equipment — 0.3%
Hologic, Inc.†	25,122	465,762
Total Common Stock (cost $124,768,293)		140,631,329
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10†	92	14
Telecom Services — 0.0%
Clearwire Corp. Expires 06/21/10†	9,301	1,720
Total Rights (cost $92)		1,734
EXCHANGE TRADED FUND — 1.0%
Index Fund — 1.0%
iShares Russell Midcap Value Index Fund (cost $1,466,722)	36,300	1,463,979
Total Long-Term Investment Securities (cost $126,235,107)		142,097,042
SHORT-TERM INVESTMENT SECURITY — 0.1%
U.S. Government Treasury — 0.1%
United States Treasury Bills 0.12% due 05/20/10(1) (cost $79,987)	$80,000	79,987

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2010, to be repurchased 04/01/2010 in the amount of $210,000 and collateralized by $215,000 of United States Treasury Bills bearing interest at 0.20%, due 09/02/10 and having an approximate value of $214,807	$210,000	$210,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2010, to be repurchased 04/01/2010 in the amount of $959,000 and collateralized by $960,000 of Federal Home Loan Bank Bonds bearing interest at 4.38%, due 09/17/10 and having an approximate value of $979,680	959,000	959,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	634,000	634,000
Total Repurchase Agreements (cost $1,803,000)		1,803,000
TOTAL INVESTMENTS (cost $128,118,094)(6)	99.9%	143,980,029
Other assets less liabilities	0.1	186,185
NET ASSETS	100.0%	$144,166,214

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Capital Group.

(4)  Security is tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.

(5)  Security represents an investment in an affiliated company; see Note 8.

(6)  See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
10	Long	S&P Midcap 400 E Mini Index	June 2010	$784,065	$788,100	$4,035

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$7,856,411	$—	$—	$7,856,411
Oil Companies-Exploration & Production	8,355,339	—	—	8,355,339
Real Estate Investment Trusts	7,927,419	—	—	7,927,419
Other Industries*	116,492,160	—	—	116,492,160
Rights	1,734	—	—	1,734
Exchange Traded Fund	1,463,979	—	—	1,463,979
Short-Term Investment Security:
U.S. Government Treasury	—	79,987	—	79,987
Repurchase Agreements	—	1,803,000	—	1,803,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	4,035	—	—	4,035
Total	$142,101,077	$1,882,987	$—	$143,984,064

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Banks-Commercial	6.3%
Real Estate Investment Trusts	4.3
Retail-Apparel/Shoe	2.8
Oil Companies-Exploration & Production	2.8
Electronic Components-Semiconductors	2.3
Retail-Restaurants	2.0
Insurance-Property/Casualty	1.9
Finance-Investment Banker/Broker	1.9
Investment Management/Advisor Services	1.8
Repurchase Agreements	1.8
Semiconductor Equipment	1.8
Metal Processors & Fabrication	1.7
Transport-Truck	1.7
Medical Products	1.6
Applications Software	1.6
Medical Instruments	1.6
Machinery-General Industrial	1.5
Medical-Biomedical/Gene	1.4
Commercial Services	1.4
Footwear & Related Apparel	1.4
Oil Field Machinery & Equipment	1.3
Telecommunication Equipment	1.3
Engineering/R&D Services	1.3
Real Estate Management/Services	1.0
Electric-Integrated	1.0
Building & Construction Products-Misc.	1.0
Auto/Truck Parts & Equipment-Original	1.0
Circuit Boards	1.0
Distribution/Wholesale	1.0
Gas-Distribution	0.9
Wireless Equipment	0.9
Enterprise Software/Service	0.9
Broadcast Services/Program	0.9
Oil-Field Services	0.9
Retail-Convenience Store	0.9
Pharmacy Services	0.9
Leisure Products	0.8
Diversified Manufacturing Operations	0.8
Consulting Services	0.8
Medical-HMO	0.8
Telecom Services	0.8
Chemicals-Specialty	0.8
Auto-Heavy Duty Trucks	0.8
Advanced Materials	0.8
Commercial Services-Finance	0.8
Identification Systems	0.8
Data Processing/Management	0.8
Apparel Manufacturers	0.8
Medical-Generic Drugs	0.8
Poultry	0.8
Medical-Nursing Homes	0.8
Human Resources	0.7
Retail-Catalog Shopping	0.7
Environmental Consulting & Engineering	0.7
Satellite Telecom	0.7
Semiconductor Components-Integrated Circuits	0.7
Aerospace/Defense	0.6
Internet Application Software	0.6
Internet Infrastructure Software	0.6
Index Fund-Small Cap	0.6

Electronic Components-Misc.	0.6%
Machinery-Electrical	0.6
Aerospace/Defense-Equipment	0.5
Cellular Telecom	0.5
Golf	0.5
Coal	0.5
E-Commerce/Services	0.5
Consumer Products-Misc.	0.5
Rubber-Tires	0.5
Physical Therapy/Rehabilitation Centers	0.5
Internet Security	0.4
Food-Dairy Products	0.4
Networking Products	0.4
Building-Heavy Construction	0.4
Savings & Loans/Thrifts	0.4
Machinery-Farming	0.4
Banks-Super Regional	0.4
Medical-Drugs	0.3
Web Hosting/Design	0.3
Medical-Outpatient/Home Medical	0.3
Transport-Rail	0.3
Transport-Marine	0.3
Steel-Producers	0.3
Medical-Hospitals	0.3
Tools-Hand Held	0.3
Computer Services	0.3
Physicians Practice Management	0.3
Retail-Automobile	0.3
Food-Misc.	0.3
Chemicals-Plastics	0.3
Miscellaneous Manufacturing	0.2
Medical Information Systems	0.2
Retail-Leisure Products	0.2
Steel Pipe & Tube	0.2
Communications Software	0.2
Computers-Integrated Systems	0.2
Dental Supplies & Equipment	0.2
Lasers-System/Components	0.2
Food-Retail	0.2
Registered Investment Companies	0.2
Retail-Pawn Shops	0.2
Schools	0.2
Electric Products-Misc.	0.2
Computers-Periphery Equipment	0.2
Paper & Related Products	0.2
Non-Ferrous Metals	0.2
Transport-Services	0.2
Health Care Cost Containment	0.2
Food-Meat Products	0.2
Seismic Data Collection	0.2
Retail-Sporting Goods	0.2
Instruments-Scientific	0.2
Food-Wholesale/Distribution	0.2
Building Products-Cement	0.2
Retail-Gardening Products	0.2
Metal-Aluminum	0.2
Metal-Iron	0.2
Auction Houses/Art Dealers	0.1
Retail-Discount	0.1
Metal Products-Distribution	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Industry Allocation*
Recreational Vehicles	0.1%
Diversified Operations/Commercial Services	0.1
Containers-Paper/Plastic	0.1
Filtration/Separation Products	0.1
Alternative Waste Technology	0.1
Wire & Cable Products	0.1
Airlines	0.1
Garden Products	0.1
Electronic Measurement Instruments	0.1
Computer Software	0.1
Research & Development	0.1
Industrial Automated/Robotic	0.1
Retail-Petroleum Products	0.1
Finance-Consumer Loans	0.1
Food-Canned	0.1
E-Commerce/Products	0.1
Insurance-Life/Health	0.1
Retail-Office Supplies	0.1
Building & Construction-Misc.	0.1
Building-Residential/Commercial	0.1
Funeral Services & Related Items	0.1
E-Services/Consulting	0.1
Entertainment Software	0.1
Hazardous Waste Disposal	0.1
Linen Supply & Related Items	0.1
Oil Refining & Marketing	0.1
Home Furnishings	0.1
Power Converter/Supply Equipment	0.1
Medical Labs & Testing Services	0.1
Retail-Fabric Store	0.1
Internet Telephone	0.1
Audio/Video Products	0.1
Private Corrections	0.1
Building-Maintance & Services	0.1
Engines-Internal Combustion	0.1
Instruments-Controls	0.1
Auto Repair Centers	0.1
Disposable Medical Products	0.1
Diagnostic Kits	0.1
Hotels/Motels	0.1
Advertising Services	0.1
Building Products-Air & Heating	0.1
Electronic Security Devices	0.1
Building Products-Wood	0.1
U.S. Government Treasury	0.1
Real Estate Operations & Development	0.1
Diversified Minerals	0.1
Office Furnishings-Original	0.1
Water	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.5%
Advanced Materials — 0.8%
Ceradyne, Inc.†	3,520	$79,869
Hexcel Corp.†	96,743	1,396,969
		1,476,838
Advertising Services — 0.1%
inVentiv Health, Inc.†	4,682	105,158
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	2,059	53,761
Cubic Corp.	2,148	77,328
Esterline Technologies Corp.†	4,133	204,294
National Presto Industries, Inc.	665	79,075
Spirit Aerosystems Holdings, Inc., Class A†	23,790	556,210
Teledyne Technologies, Inc.†	5,017	207,052
		1,177,720
Aerospace/Defense-Equipment — 0.5%
AAR Corp.†	5,394	133,879
Curtiss-Wright Corp.†	6,348	220,910
GenCorp, Inc.†	7,052	40,619
Kaman Corp.	3,572	89,336
Moog, Inc., Class A†	6,287	222,686
Orbital Sciences Corp.†	7,892	150,027
Triumph Group, Inc.	2,310	161,908
		1,019,365
Agricultural Operations — 0.0%
Andersons, Inc.	2,536	84,905
Airlines — 0.1%
Allegiant Travel Co.†	2,091	120,985
Skywest, Inc.	7,761	110,827
		231,812
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,756	132,783
Darling International, Inc.†	11,394	102,090
		234,873
Apparel Manufacturers — 0.8%
Carter's, Inc.†	8,158	245,964
Hanesbrands, Inc.†	31,200	867,984
Maidenform Brands, Inc.†	2,987	65,266
Oxford Industries, Inc.	1,922	39,074
Quiksilver, Inc.†	17,819	84,284
True Religion Apparel, Inc.†	3,512	106,624
Volcom, Inc.†	2,297	44,838
		1,454,034
Applications Software — 1.6%
Citrix Systems, Inc.†	20,360	966,489
Ebix, Inc.†	4,187	66,866
EPIQ Systems, Inc.†	19,802	246,139
Nuance Communications, Inc.†	88,725	1,476,384
Progress Software Corp.†	5,718	179,717
		2,935,595
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,854	8,619
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	3,749	39,215

Security Description	Shares	Value (Note 2)
Auction House/Art Dealers — 0.1%
Sotheby's	8,450	$262,710
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,568	19,979
DTS, Inc.†	2,425	82,547
Universal Electronics, Inc.†	1,897	42,379
		144,905
Auto Repair Centers — 0.1%
Midas, Inc.†	1,974	22,267
Monro Muffler Brake, Inc.	2,750	98,340
		120,607
Auto-Heavy Duty Trucks — 0.8%
Force Protection, Inc.†	247,559	1,490,305
Auto/Truck Parts & Equipment-Original — 1.0%
Spartan Motors, Inc.	4,556	25,514
Superior Industries International, Inc.†	23,655	380,372
Titan International, Inc.	113,708	992,671
WABCO Holdings, Inc.†	15,230	455,681
		1,854,238
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,779	47,688
Standard Motor Products, Inc.	2,539	25,187
		72,875
Banks-Commercial — 6.3%
Bancorp, Inc.†	99,326	884,001
Bank Mutual Corp.	6,301	40,957
Bank of the Ozarks, Inc.	1,802	63,412
City Holding Co.	2,202	75,507
City National Corp.	6,800	366,996
Columbia Banking System, Inc.	3,903	79,270
Community Bank System, Inc.	4,537	103,353
Cullen/Frost Bankers, Inc.	10,860	605,988
East West Bancorp, Inc.	12,784	222,697
First BanCorp. Puerto Rico	10,515	25,341
First Commonwealth Financial Corp.	10,560	70,858
First Financial Bancorp	6,798	120,936
First Financial Bankshares, Inc.	2,888	148,876
First Midwest Bancorp, Inc.	10,257	138,982
First Security Group, Inc.	79,698	172,148
Glacier Bancorp, Inc.	9,964	151,752
Hancock Holding Co.	3,932	164,397
Hanmi Financial Corp.†	7,095	17,028
Home Bancshares, Inc.	2,708	71,600
IBERIABANK Corp.	15,320	919,353
Independent Bank Corp.	2,900	71,514
Nara BanCorp., Inc.†	4,487	39,306
National Penn Bancshares, Inc.	17,448	120,391
NBT Bancorp, Inc.	4,768	108,949
Old National Bancorp	12,079	144,344
Pinnacle Financial Partners, Inc.†	4,614	69,718
PrivateBancorp, Inc.	8,105	111,039
S&T Bancorp, Inc.	3,346	69,931
Signature Bank†	72,876	2,700,056
Simmons First National Corp., Class A	2,136	58,890
Sterling Bancorp	3,705	37,235
Sterling Bancshares, Inc.	13,744	76,692
Susquehanna Bancshares, Inc.	17,178	168,516

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
SVB Financial Group†	11,810	$551,055
The South Financial Group, Inc.	29,853	20,637
Tompkins Financial Corp.	7,051	257,220
Trustco Bank Corp. NY	10,636	65,624
UMB Financial Corp.	4,147	168,368
Umpqua Holdings Corp.	60,843	806,778
United Bankshares, Inc.	5,297	138,887
United Community Banks, Inc.	11,455	50,517
Whitney Holding Corp.	13,365	184,303
Wilshire Bancorp, Inc.	2,690	29,671
Wintrust Financial Corp.	33,257	1,237,493
		11,730,586
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	8,991	66,264
Banks-Super Regional — 0.4%
KeyCorp	86,680	671,770
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	1,402	73,269
Broadcast Services/Program — 0.9%
Liberty Media-Starz†	29,982	1,639,416
Building & Construction Products-Misc. — 1.0%
Drew Industries, Inc.†	2,611	57,494
Gibraltar Industries, Inc.†	54,810	691,154
Louisiana-Pacific Corp.†	61,160	553,498
NCI Building Systems, Inc.†	2,506	27,666
Quanex Building Products Corp.	5,242	86,651
Simpson Manufacturing Co., Inc.	15,808	438,830
		1,855,293
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	5,422	47,551
Insituform Technologies, Inc., Class A†	5,422	144,279
		191,830
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,742	39,404
Comfort Systems USA, Inc.	5,254	65,622
		105,026
Building Products-Cement — 0.2%
Eagle Materials, Inc.	6,070	161,098
Texas Industries, Inc.	3,845	131,383
		292,481
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,876	61,280
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,673	102,964
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,950	119,369
Tutor Perini Corp.†	28,920	629,010
		748,379
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,474	137,249
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	942	17,521
Winnebago Industries, Inc.	4,029	58,864
		76,385

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,566	$37,592
Meritage Homes Corp.†	4,405	92,505
Standard Pacific Corp.†	13,617	61,549
		191,646
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,564	13,357
Casino Services — 0.0%
Shuffle Master, Inc.†	7,429	60,844
Cellular Telecom — 0.5%
Syniverse Holdings, Inc.†	51,707	1,006,735
Chemicals-Other — 0.0%
American Vanguard Corp.	2,859	23,301
Chemicals-Plastics — 0.3%
A. Schulman, Inc.	3,617	88,508
PolyOne Corp.†	36,933	378,194
		466,702
Chemicals-Specialty — 0.8%
Arch Chemicals, Inc.	3,477	119,574
Balchem Corp.	3,877	95,568
Ferro Corp.†	71,340	627,078
H.B. Fuller Co.	6,750	156,667
NewMarket Corp.	1,623	167,153
OM Group, Inc.†	4,234	143,448
Penford Corp.†	1,576	16,154
Quaker Chemical Corp.	1,544	41,858
Stepan Co.	1,057	59,076
Zep, Inc.	2,994	65,509
		1,492,085
Circuit Boards — 1.0%
Multi-Fineline Electronix, Inc.†	55,107	1,419,557
Park Electrochemical Corp.	12,622	362,756
TTM Technologies, Inc.†	5,982	53,120
		1,835,433
Coal — 0.5%
Alpha Natural Resources, Inc.†	19,313	963,526
Coffee — 0.0%
Peet's Coffee & Tea, Inc.†	1,801	71,410
Collectibles — 0.0%
RC2 Corp.†	2,963	44,356
Commercial Services — 1.4%
Arbitron, Inc.	3,684	98,215
Healthcare Services Group, Inc.	6,025	134,900
HMS Holdings Corp.†	3,565	181,779
Live Nation Entertainment, Inc.†	19,708	285,766
Pre-Paid Legal Services, Inc.†	933	35,314
Quanta Services, Inc.†	51,978	995,899
StarTek, Inc.†	1,650	11,468
Steiner Leisure, Ltd.†	17,020	754,326
TeleTech Holdings, Inc.†	4,452	76,040
		2,573,707
Commercial Services-Finance — 0.8%
Coinstar, Inc.†	4,312	140,140
Global Payments, Inc.	23,199	1,056,715
Heartland Payment Systems, Inc.	5,199	96,701

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services-Finance (continued)
Rewards Network, Inc.	1,208	$16,187
Wright Express Corp.†	5,295	159,485
		1,469,228
Communications Software — 0.2%
Digi International, Inc.†	36,710	390,594
Smith Micro Software, Inc.†	4,116	36,386
		426,980
Computer Services — 0.3%
CACI International, Inc., Class A†	4,176	203,997
CIBER, Inc.†	9,600	35,904
Insight Enterprises, Inc.†	6,358	91,301
Manhattan Associates, Inc.†	3,133	79,829
SYKES Enterprises, Inc.†	5,583	127,516
		538,547
Computer Software — 0.1%
Avid Technology, Inc.†	3,941	54,307
Blackbaud, Inc.	6,173	155,498
Phoenix Technologies, Ltd.†	4,854	15,630
		225,435
Computers-Integrated Systems — 0.2%
Agilysys, Inc.	2,784	31,097
Integral Systems, Inc.†	2,410	23,208
Mercury Computer Systems, Inc.†	3,265	44,796
MTS Systems Corp.	2,286	66,363
NCI, Inc.†	961	29,051
NetScout Systems, Inc.†	4,792	70,874
Radiant Systems, Inc.†	3,809	54,355
Radisys Corp.†	3,294	29,514
Stratasys, Inc.†	2,806	68,410
		417,668
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,237	20,199
Computers-Periphery Equipment — 0.2%
Compellent Technologies, Inc.†	3,162	55,493
Rimage Corp.†	12,240	176,991
Synaptics, Inc.†	4,643	128,193
		360,677
Consulting Services — 0.8%
Forrester Research, Inc.†	2,054	61,764
FTI Consulting, Inc.†	25,572	1,005,491
MAXIMUS, Inc.	2,409	146,780
Towers Watson & Co., Class A	7,410	351,975
		1,566,010
Consumer Products-Misc. — 0.5%
Blyth, Inc.	826	25,813
Central Garden & Pet Co.†	21,186	209,106
Central Garden & Pet Co., Class A†	53,289	488,127
Helen of Troy, Ltd.†	4,230	110,234
Kid Brands, Inc.†	2,353	20,353
WD-40 Co.	2,298	75,443
		929,076
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	5,378	245,075

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.8%
Bowne & Co., Inc.	5,556	$62,005
CommVault Systems, Inc.†	5,897	125,901
CSG Systems International, Inc.†	4,940	103,543
DJSP Enterprises, Inc.†	100,702	1,170,157
		1,461,606
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,771	33,100
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	9,380	181,409
National Dentex Corp.†	23,180	226,005
		407,414
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,626	114,602
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,671	57,566
Merit Medical Systems, Inc.†	3,892	59,353
		116,919
Distribution/Wholesale — 1.0%
Brightpoint, Inc.†	9,722	73,207
Fossil, Inc.†	10,500	396,270
MWI Veterinary Supply, Inc.†	1,693	68,397
Pool Corp.	6,812	154,224
Scansource, Inc.†	3,686	106,083
School Specialty, Inc.†	2,221	50,439
United Stationers, Inc.†	11,416	671,832
Watsco, Inc.	4,480	254,822
		1,775,274
Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	9,403	183,829
Acuity Brands, Inc.	6,016	253,935
AO Smith Corp.	3,156	165,911
AZZ, Inc.	1,712	57,951
Barnes Group, Inc.	6,014	116,972
EnPro Industries, Inc.†	2,812	81,773
ESCO Technologies, Inc.	3,664	116,552
Griffon Corp.†	6,111	76,143
Koppers Holdings, Inc.	14,110	399,595
Lydall, Inc.†	2,369	18,597
Standex International Corp.	1,728	44,531
Tredegar Corp.	2,987	51,018
		1,566,807
Diversified Minerals — 0.1%
AMCOL International Corp.	3,442	93,622
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	3,150	171,297
Viad Corp.	2,848	58,526
Volt Information Sciences, Inc.†	1,675	17,102
		246,925
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	2,007	110,425
NutriSystem, Inc.	4,288	76,369
Stamps.com, Inc.†	1,618	16,342
		203,136

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Services — 0.5%
United Online, Inc.	124,404	$930,542
E-Marketing/Info — 0.0%
comScore, Inc.†	3,357	56,028
E-Services/Consulting — 0.1%
Perficient, Inc.†	4,178	47,086
Websense, Inc.†	5,997	136,552
		183,638
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	18,590	254,126
Littelfuse, Inc.†	3,026	115,018
		369,144
Electric-Integrated — 1.0%
Allete, Inc.	4,151	138,976
Avista Corp.	7,590	157,189
Central Vermont Public Service Corp.	1,620	32,675
CH Energy Group, Inc.	2,190	89,440
CMS Energy Corp.	9,720	150,271
El Paso Electric Co.†	6,087	125,392
MGE Energy, Inc.	5,650	199,784
NV Energy, Inc.	41,900	516,627
Portland General Electric Co.	10,230	197,541
UIL Holdings Corp.	4,147	114,043
Unisource Energy Corp.	4,980	156,571
		1,878,509
Electronic Components-Misc. — 0.6%
AVX Corp.	19,980	283,716
Bel Fuse, Inc., Class B	9,523	191,889
Benchmark Electronics, Inc.†	8,824	183,010
CTS Corp.	4,707	44,340
Daktronics, Inc.	4,779	36,416
Methode Electronics, Inc.	5,159	51,074
Plexus Corp.†	5,511	198,561
Rogers Corp.†	2,186	63,416
Technitrol, Inc.	5,715	30,175
		1,082,597
Electronic Components-Semiconductors — 2.3%
Actel Corp.†	3,628	50,248
Avago Technologies, Ltd.†	94,716	1,947,361
Diodes, Inc.†	4,850	108,640
DSP Group, Inc.†	3,173	26,431
Kopin Corp.†	9,182	33,973
Microsemi Corp.†	11,492	199,271
ON Semiconductor Corp.†	34,930	279,440
Qlogic Corp.†	64,942	1,318,323
Skyworks Solutions, Inc.†	24,353	379,907
Supertex, Inc.†	1,792	45,857
		4,389,451
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,784	76,230
Badger Meter, Inc.	2,075	79,908
FARO Technologies, Inc.†	2,233	57,500
Keithley Instruments, Inc.	1,879	12,402
		226,040

Security Description	Shares	Value (Note 2)
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	1,247	$93,425
LoJack Corp.†	2,514	10,383
		103,808
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	8,375	38,441
Engineering/R&D Services — 1.3%
EMCOR Group, Inc.†	30,434	749,589
Exponent, Inc.†	1,894	54,017
Stanley, Inc.†	55,405	1,567,408
		2,371,014
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,929	135,115
Enterprise Software/Service — 0.9%
Concur Technologies, Inc.†	5,955	244,215
Epicor Software Corp.†	6,380	60,993
JDA Software Group, Inc.†	4,920	136,874
Lawson Software, Inc.†	130,310	861,349
Omnicell, Inc.†	4,476	62,798
SYNNEX Corp.†	2,918	86,256
Taleo Corp., Class A†	5,316	137,738
Tyler Technologies, Inc.†	3,841	71,980
		1,662,203
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	11,527	113,541
THQ, Inc.†	9,363	65,635
		179,176
Environmental Consulting & Engineering — 0.7%
Tetra Tech, Inc.†	55,755	1,284,595
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	6,986	240,947
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,324	127,518
World Acceptance Corp.†	2,274	82,046
		209,564
Finance-Investment Banker/Broker — 1.9%
Duff & Phelps Corp., Class A	22,270	372,800
FBR Capital Markets Corp.†	94,410	429,565
Investment Technology Group, Inc.†	6,096	101,742
LaBranche & Co., Inc.†	5,929	31,187
Lazard, Ltd., Class A	37,076	1,323,613
optionsXpress Holdings, Inc.†	5,890	95,948
Piper Jaffray Cos., Inc.†	2,195	88,459
Raymond James Financial, Inc.	19,250	514,745
Stifel Financial Corp.†	4,279	229,996
SWS Group, Inc.	3,971	45,786
Thomas Weisel Partners Group, Inc.†	53,161	208,391
TradeStation Group, Inc.†	4,584	32,134
		3,474,366
Firearms & Ammunition — 0.0%
Sturm, Ruger & Co., Inc.	2,643	31,690
Food-Canned — 0.1%
Treehouse Foods, Inc.†	4,760	208,821

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Food-Dairy Products — 0.4%
Dean Foods Co.†	49,977	$784,139
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	15,730	326,240
Food-Misc. — 0.3%
Cal-Maine Foods, Inc.	1,748	59,240
Diamond Foods, Inc.	2,928	123,093
J & J Snack Foods Corp.	1,962	85,288
Lance, Inc.	4,440	102,697
The Hain Celestial Group, Inc.†	5,658	98,166
		468,484
Food-Retail — 0.2%
Great Atlantic & Pacific Tea Co., Inc.†	3,835	29,414
Weis Markets, Inc.	9,780	355,601
		385,015
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,628	29,695
Nash Finch Co.	1,775	59,729
Spartan Stores, Inc.	3,111	44,860
United Natural Foods, Inc.†	5,969	167,908
		302,192
Footwear & Related Apparel — 1.4%
CROCS, Inc.†	11,871	104,109
Deckers Outdoor Corp.†	1,784	246,192
Iconix Brand Group, Inc.†	70,095	1,076,659
Skechers USA, Inc., Class A†	4,650	168,888
The Timberland Co., Class A†	35,810	764,185
Wolverine World Wide, Inc.	6,901	201,233
		2,561,266
Forestry — 0.0%
Deltic Timber Corp.	1,484	65,370
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	8,625	189,664
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	8,325	81,085
Garden Products — 0.1%
Toro Co.	4,659	229,083
Gas-Distribution — 0.9%
Laclede Group, Inc.	3,085	104,026
New Jersey Resources Corp.	12,474	468,524
Northwest Natural Gas Co.	11,729	546,571
Piedmont Natural Gas, Inc.	10,130	279,385
South Jersey Industries, Inc.	4,131	173,461
Southwest Gas Corp.	6,267	187,509
		1,759,476
Golf — 0.5%
Callaway Golf Co.	112,645	993,529
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.	26,730	171,874
Health Care Cost Containment — 0.2%
Corvel Corp.†	988	35,321
MedQuist, Inc.	38,160	298,030
		333,351

Security Description	Shares	Value (Note 2)
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,606	$74,392
La-Z-Boy, Inc.†	7,142	89,560
		163,952
Hotels/Motels — 0.1%
Marcus Corp.	2,897	37,632
Morgans Hotel Group Co.†	11,166	71,574
		109,206
Human Resources — 0.7%
Administaff, Inc.	3,083	65,791
AMN Healthcare Services, Inc.†	4,521	39,785
CDI Corp.	2,061	30,214
Cross Country Healthcare, Inc.†	22,443	226,899
Heidrick & Struggles International, Inc.	2,366	66,319
Kelly Services, Inc., Class A†	3,684	61,375
Korn/Ferry International†	9,360	165,204
On Assignment, Inc.†	5,002	35,664
SFN Group, Inc.†	7,149	57,264
TrueBlue, Inc.†	40,200	623,100
		1,371,615
Identification Systems — 0.8%
Brady Corp., Class A	7,261	225,962
Checkpoint Systems, Inc.†	5,418	119,846
Cogent, Inc.†	109,797	1,119,930
		1,465,738
Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	4,226	39,598
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,496	101,621
Gerber Scientific, Inc.†	3,494	21,698
Intermec, Inc.†	6,839	96,977
		220,296
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,066	126,290
Instruments-Scientific — 0.2%
Dionex Corp.†	2,450	183,211
FEI Co.†	5,250	120,277
		303,488
Insurance Brokers — 0.0%
eHealth, Inc.†	3,253	51,235
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,595	165,930
Presidential Life Corp.	2,869	28,604
		194,534
Insurance-Multi-line — 0.0%
United Fire & Casualty Co.	3,071	55,247
Insurance-Property/Casualty — 1.9%
American Physicians Capital, Inc.	1,227	39,203
AMERISAFE, Inc.†	2,616	42,824
Arch Capital Group, Ltd.†	6,420	489,525
CAN Surety Corp.†	29,507	524,929
EMC Insurance Group, Inc.	14,340	322,937
Employers Holdings, Inc.	6,097	90,540

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Property/Casualty (continued)
Fidelity National Financial, Inc., Class A	10,840	$160,649
Infinity Property & Casualty Corp.	1,885	85,654
Meadowbrook Insurance Group, Inc.	87,840	693,936
Navigators Group, Inc.†	1,848	72,682
ProAssurance Corp.†	4,491	262,903
RLI Corp.	2,403	137,019
Safety Insurance Group, Inc.	2,085	78,542
Selective Insurance Group, Inc.	7,368	122,309
Stewart Information Services Corp.	2,526	34,859
Tower Group, Inc.	6,234	138,208
Zenith National Insurance Corp.	5,249	201,142
		3,497,861
Internet Application Software — 0.6%
Cybersource Corp.†	9,777	172,466
DealerTrack Holdings, Inc.†	5,600	95,648
eResearchTechnology, Inc.†	5,843	40,375
S1 Corp.†	146,299	863,164
		1,171,653
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,588	15,994
Internet Content-Information/News — 0.0%
The Knot, Inc.†	4,159	32,523
Internet Infrastructure Software — 0.6%
TeleCommunication Systems, Inc., Class A†	152,750	1,119,657
Internet Security — 0.4%
Blue Coat Systems, Inc.†	5,766	178,977
McAfee, Inc.†	15,350	615,995
		794,972
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,260	146,484
Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	27,707	2,188,853
Artio Global Investors, Inc.	31,180	771,393
Cohen & Steers, Inc.	14,330	357,677
National Financial Partners Corp.†	5,737	80,892
Teton Advisors, Inc., Class A	197	2,167
		3,400,982
Lasers-System/Components — 0.2%
Cymer, Inc.†	4,160	155,168
Electro Scientific Industries, Inc.†	3,820	48,934
II-VI, Inc.†	3,577	121,046
Newport Corp.†	5,032	62,900
		388,048
Leisure Products — 0.8%
Brunswick Corp.	12,255	195,712
Multimedia Games, Inc.†	3,785	14,762
WMS Industries, Inc.†	32,665	1,369,970
		1,580,444
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,573	66,589
UniFirst Corp.	1,987	102,331
		168,920

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	2,750	$79,640
Machinery-Electrical — 0.6%
Baldor Electric Co.	5,814	217,444
Regal-Beloit Corp.	13,810	820,452
		1,037,896
Machinery-Farming — 0.4%
AGCO Corp.†	17,570	630,236
Lindsay Corp.	1,729	71,598
		701,834
Machinery-General Industrial — 1.5%
Albany International Corp., Class A	34,613	745,218
Altra Holdings, Inc.†	62,980	864,716
Applied Industrial Technologies, Inc.	5,166	128,375
Gardner Denver, Inc.	7,233	318,541
Intevac, Inc.†	3,079	42,552
Robbins & Myers, Inc.	4,561	108,643
Wabtec Corp.	15,710	661,705
		2,869,750
Machinery-Material Handling — 0.0%
Cascade Corp.	1,267	40,810
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,353	52,875
Eclipsys Corp.†	7,924	157,529
Phase Forward, Inc.†	5,999	78,407
Quality Systems, Inc.	2,622	161,096
		449,907
Medical Instruments — 1.6%
Abaxis, Inc.†	3,060	83,201
Conmed Corp.†	4,041	96,216
CryoLife, Inc.†	3,948	25,544
ev3, Inc.†	82,675	1,311,225
Integra LifeSciences Holdings Corp.†	2,861	125,398
Kensey Nash Corp.†	1,515	35,739
Natus Medical, Inc.†	3,934	62,590
NuVasive, Inc.†	23,855	1,078,246
SurModics, Inc.†	2,417	50,612
Symmetry Medical, Inc.†	4,966	49,859
		2,918,630
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	1,652	72,638
Genoptix, Inc.†	2,405	85,354
		157,992
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,580	21,465
Palomar Medical Technologies, Inc.†	2,566	27,867
		49,332
Medical Products — 1.6%
American Medical Systems Holdings, Inc.†	10,409	193,399
Cantel Medical Corp.	1,786	35,452
Cyberonics, Inc.†	3,311	63,439
Greatbatch, Inc.†	3,217	68,168
Haemonetics Corp.†	3,481	198,939
Hanger Orthopedic Group, Inc.†	4,420	80,356
Invacare Corp.	4,480	118,899

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
Osteotech, Inc.†	2,497	$9,788
PSS World Medical, Inc.†	71,373	1,677,979
The Cooper Cos., Inc.	6,294	244,711
West Pharmaceutical Services, Inc.	4,587	192,425
Zoll Medical Corp.†	2,959	77,999
		2,961,554
Medical-Biomedical/Gene — 1.4%
Arqule, Inc.†	3,904	22,487
Cambrex Corp.†	4,063	16,455
Cubist Pharmaceuticals, Inc.†	8,034	181,086
Emergent Biosolutions, Inc.†	2,304	38,684
Enzo Biochem, Inc.†	23,076	138,917
Martek Biosciences Corp.†	92,007	2,071,078
Regeneron Pharmaceuticals, Inc.†	8,938	236,768
		2,705,475
Medical-Drugs — 0.3%
PharMerica Corp.†	4,243	77,307
Salix Pharmaceuticals, Ltd.†	7,692	286,527
Savient Pharmaceuticals, Inc.†	9,277	134,053
ViroPharma, Inc.†	10,736	146,332
		644,219
Medical-Generic Drugs — 0.8%
Mylan, Inc.†	57,312	1,301,555
Par Pharmaceutical Cos., Inc.†	4,841	120,057
		1,421,612
Medical-HMO — 0.8%
AMERIGROUP Corp.†	7,079	235,306
Centene Corp.†	38,257	919,698
Healthspring, Inc.†	6,781	119,346
Magellan Health Services, Inc.†	4,786	208,095
Molina Healthcare, Inc.†	1,841	46,338
		1,528,783
Medical-Hospitals — 0.3%
LifePoint Hospitals, Inc.†	14,840	545,815
MedCath Corp.†	2,554	26,741
		572,556
Medical-Nursing Homes — 0.8%
Odyssey HealthCare, Inc.†	4,591	83,143
Sun Healthcare Group, Inc.†	138,080	1,317,283
		1,400,426
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	1,511	51,374
Almost Family, Inc.†	1,129	42,552
Amedisys, Inc.†	3,919	216,407
Amsurg Corp.†	4,280	92,405
Gentiva Health Services, Inc.†	4,061	114,845
LHC Group, Inc.†	2,096	70,279
Res-Care, Inc.†	3,552	42,589
		630,451
Metal Processors & Fabrication — 1.7%
CIRCOR International, Inc.	2,355	78,210
Haynes International, Inc.	21,500	763,895
Kaydon Corp.	18,177	683,455
Mueller Industries, Inc.	17,812	477,184

Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication (continued)
RBC Bearings, Inc.†	22,743	$724,819
RTI International Metals, Inc.†	15,465	469,053
		3,196,616
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	2,317	30,307
Lawson Products, Inc.	555	8,586
Olympic Steel, Inc.	6,642	216,861
		255,754
Metal-Aluminum — 0.2%
Century Aluminum Co.†	7,949	109,378
Kaiser Aluminum Corp.	4,610	177,808
		287,186
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	3,970	281,671
Miscellaneous Manufacturing — 0.2%
Aptargroup, Inc.	9,030	355,330
John Bean Technologies Corp.	3,901	68,424
Movado Group, Inc.†	2,485	28,031
		451,785
Multimedia — 0.0%
EW Scripps Co., Class A†	4,026	34,020
Networking Products — 0.4%
Adaptec, Inc.†	16,677	54,534
Anixter International, Inc.†	4,000	187,400
Black Box Corp.	13,231	406,986
Netgear, Inc.†	4,833	126,141
		775,061
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	2,803	63,264
Horsehead Holding Corp†	23,320	276,109
		339,373
Office Furnishings-Original — 0.1%
Interface, Inc. Class A	7,801	90,336
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,759	9,411
Oil & Gas Drilling — 0.0%
Pioneer Drilling Co.†	7,499	52,793
Seahawk Drilling, Inc.†	1,637	30,857
		83,650
Oil Companies-Exploration & Production — 2.8%
Bill Barrett Corp.†	18,980	582,876
Brigham Exploration Co.†	67,565	1,077,662
Carrizo Oil & Gas, Inc.†	16,960	389,232
Concho Resources, Inc.†	23,038	1,160,194
Denbury Resources, Inc.†	23,010	388,179
Penn Virginia Corp.	6,292	154,154
PetroCorp, Inc.†(1)(2)	154	0
Petroleum Development Corp.†	2,666	61,771
Petroquest Energy, Inc.†	31,451	158,198
Rex Energy Corp†	28,471	324,285
St. Mary Land & Exploration Co.	17,489	608,792
Stone Energy Corp.†	5,842	103,695
Swift Energy Co.†	5,199	159,817
		5,168,855

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 1.3%
Dril-Quip, Inc.†	26,628	$1,620,048
Gulf Island Fabrication, Inc.	20,710	450,443
Lufkin Industries, Inc.	2,068	163,682
National Oilwell Varco, Inc.	7,180	291,364
		2,525,537
Oil Refining & Marketing — 0.1%
Holly Corp.	6,034	168,409
Oil-Field Services — 0.9%
Basic Energy Services, Inc.†	3,155	24,325
CARBO Ceramics, Inc.	2,652	165,326
Hornbeck Offshore Services, Inc.†	3,190	59,238
Matrix Service Co.†	47,255	508,464
Oil States International, Inc.†	6,909	313,254
SEACOR Holdings, Inc.†	3,133	252,708
Superior Well Services, Inc.†	12,563	168,093
TETRA Technologies, Inc.†	10,471	127,955
		1,619,363
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	5,371	70,252
Clearwater Paper Corp.†	1,575	77,569
Neenah Paper, Inc.	2,031	32,171
Schweitzer-Mauduit International, Inc.	2,452	116,617
Wausau Paper Corp.†	6,792	58,004
		354,613
Pharmacy Services — 0.9%
Catalyst Health Solutions, Inc.†	5,345	221,176
Omnicare, Inc.	48,938	1,384,456
		1,605,632
Physical Therapy/Rehabilitation Centers — 0.5%
RehabCare Group, Inc.†	31,137	849,106
Physicians Practice Management — 0.3%
Healthways, Inc.†	4,683	75,256
IPC The Hospitalist Co., Inc.†	1,888	66,287
MEDNAX, Inc.†	6,515	379,108
		520,651
Poultry — 0.8%
Pilgrim's Pride Corp.†	119,391	1,270,320
Sanderson Farms, Inc.	2,428	130,165
		1,400,485
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,601	76,192
Magnetek, Inc.†	4,307	7,236
Powell Industries, Inc.†	1,207	39,264
Vicor Corp.†	2,713	37,466
		160,158
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,547	64,061
Private Corrections — 0.1%
The Geo Group, Inc.†	7,154	141,792
Protection/Safety — 0.0%
Landauer, Inc.	1,300	84,786

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	5,558	$99,266
BioMed Realty Trust, Inc.	53,584	886,279
Cedar Shopping Centers, Inc.	7,489	59,238
Cogdell Spencer, Inc.	47,100	348,540
Colonial Properties Trust	9,188	118,341
Corporate Office Properties Trust	8,170	327,862
Cousins Properties, Inc.	56,078	466,008
DiamondRock Hospitality Co.	17,209	173,983
EastGroup Properties, Inc.	11,776	444,426
Entertainment Properties Trust	5,928	243,819
Extra Space Storage, Inc.	12,016	152,363
Franklin Street Properties Corp.	9,385	135,426
Healthcare Realty Trust, Inc.	8,506	198,105
Hersha Hospitality Trust	69,500	360,010
Home Properties, Inc.	4,845	226,746
Inland Real Estate Corp.	9,943	90,978
Kilroy Realty Corp.	5,972	184,176
Kite Realty Group Trust	8,729	41,288
LaSalle Hotel Properties	31,031	723,022
Lexington Realty Trust	15,299	99,597
LTC Properties, Inc.	3,230	87,404
Medical Properties Trust, Inc.	11,142	116,768
Mid-America Apartment Communities, Inc.	14,231	737,024
National Retail Properties, Inc.	11,489	262,294
Parkway Properties, Inc.	2,989	56,133
Pebblebrook Hotel Trust†	11,700	246,051
Pennsylvania Real Estate Investment Trust	5,501	68,597
Post Properties, Inc.	6,734	148,283
PS Business Parks, Inc.	2,500	133,500
Saul Centers, Inc.	3,340	138,276
Senior Housing Properties Trust	5,920	131,128
Sovran Self Storage, Inc.	3,813	132,921
Tanger Factory Outlet Centers, Inc.	5,603	241,826
Urstadt Biddle Properties, Inc., Class A	2,978	47,082
Washington Real Estate Investment Trust	4,110	125,561
		8,052,321
Real Estate Management/Services — 1.0%
CB Richard Ellis Group, Inc., Class A†	29,230	463,296
HFF, Inc., Class A†	69,580	516,979
Jones Lang LaSalle, Inc.	12,660	922,787
		1,903,062
Real Estate Operations & Development — 0.1%
Forestar Real Estate Group, Inc.†	5,042	95,193
Recreational Vehicles — 0.1%
Arctic Cat, Inc.†	1,692	18,358
Polaris Industries, Inc.	4,555	233,034
		251,392
Research & Development — 0.1%
Kendle International, Inc.†	2,062	36,044
Parexel International Corp.†	8,049	187,622
		223,666

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Apparel/Shoe — 2.8%
Brown Shoe Co., Inc.	5,940	$91,951
Cato Corp., Class A	40,429	866,798
Christopher & Banks Corp.	4,987	39,896
Dress Barn, Inc.†	8,271	216,369
Genesco, Inc.†	3,292	102,085
Gymboree Corp.†	21,953	1,133,433
Hot Topic, Inc.	216,264	1,405,716
JOS. A. Bank Clothiers, Inc.†	2,535	138,538
Liz Claiborne, Inc.†	13,139	97,623
Stein Mart, Inc.†	3,616	32,653
The Buckle, Inc.	3,528	129,689
The Children's Place Retail Stores, Inc.†	13,756	612,830
The Finish Line, Inc., Class A	7,847	128,063
The Men's Wearhouse, Inc.	7,244	173,421
		5,169,065
Retail-Auto Parts — 0.0%
The Pep Boys-Manny, Moe & Jack	6,456	64,883
Retail-Automobile — 0.3%
Group 1 Automotive, Inc.†	3,394	108,133
Lithia Motors, Inc., Class A†	2,940	18,816
Rush Enterprises, Inc., Class A†	21,690	286,525
Sonic Automotive, Inc.†	5,491	60,401
		473,875
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,155	57,474
Retail-Catalog Shopping — 0.7%
Coldwater Creek, Inc.†	195,709	1,358,220
Retail-Convenience Store — 0.9%
Casey's General Stores, Inc.	20,345	638,833
The Pantry, Inc.†	77,630	969,599
		1,608,432
Retail-Discount — 0.1%
Fred's, Inc.	5,497	65,854
HSN, Inc.†	5,520	162,509
Tuesday Morning Corp.†	4,342	28,614
		256,977
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,714	155,914
Retail-Gardening Products — 0.2%
Tractor Supply Co.	5,002	290,366
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,591	42,285
Retail-Jewelry — 0.0%
Zale Corp.†	3,285	9,001
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	41,610	447,724
Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	11,728	192,574
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	4,095	161,671
EZCORP, Inc., Class A†	6,752	139,091
First Cash Financial Services, Inc.†	3,679	79,356
		380,118

Security Description	Shares	Value (Note 2)
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,167	$70,212
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	8,228	219,194
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	5,274	81,167
Retail-Restaurants — 2.0%
Biglari Holdings, Inc.	169	64,435
BJ's Restaurants, Inc.†	2,931	68,292
Brinker International, Inc.	8,580	165,422
Buffalo Wild Wings, Inc.†	32,574	1,567,135
California Pizza Kitchen, Inc.†	23,131	388,370
CEC Entertainment, Inc.†	3,075	117,127
CKE Restaurants, Inc.	37,217	411,992
Cracker Barrel Old Country Store, Inc.	3,171	147,071
DineEquity, Inc.†	2,110	83,408
Jack in the Box, Inc.†	7,658	180,346
Landry's Restaurants, Inc.†	1,118	20,035
O'Charley's, Inc.†	2,599	23,235
Papa John's International, Inc.†	2,937	75,510
PF Chang's China Bistro, Inc.†	3,178	140,245
Red Robin Gourmet Burgers, Inc.†	2,164	52,888
Ruby Tuesday, Inc.†	8,936	94,454
Ruth's Hospitality Group, Inc.†	3,951	20,940
Sonic Corp.†	8,464	93,527
Texas Roadhouse, Inc., Class A†	7,149	99,300
		3,813,732
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	2,988	45,477
Cabela's Inc., Class A†	5,598	97,909
Hibbett Sports, Inc.†	3,972	101,604
Zumiez, Inc.†	2,893	59,278
		304,268
Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	45,170	859,133
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,911	40,987
Satellite Telecom — 0.7%
GeoEye, Inc.†	42,589	1,256,375
Savings & Loans/Thrifts — 0.4%
Brookline Bancorp, Inc.	8,179	87,025
Dime Community Bancshares	3,527	44,546
People's United Financial, Inc.	21,060	329,378
Westfield Financial, Inc.	28,530	262,191
		723,140
Schools — 0.2%
American Public Education, Inc.†	2,536	118,178
Capella Education Co.†	2,016	187,165
Universal Technical Institute, Inc.†	2,809	64,101
		369,444
Seismic Data Collection — 0.2%
ION Geophysical Corp.†	64,437	317,030
Semiconductor Components-Integrated Circuits — 0.7%
Cypress Semiconductor Corp.†	22,448	258,152
Exar Corp.†	66,111	466,082

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits (continued)
Hittite Microwave Corp.†	2,973	$130,723
Micrel, Inc.	5,959	63,523
Pericom Semiconductor Corp.†	3,547	37,988
Sigma Designs, Inc.†	3,714	43,565
Standard Microsystems Corp.†	3,095	72,052
TriQuint Semiconductor, Inc.†	21,259	148,813
		1,220,898
Semiconductor Equipment — 1.8%
ATMI, Inc.†	4,373	84,443
Brooks Automation, Inc.†	8,944	78,886
Cabot Microelectronics Corp.†	3,267	123,591
Cohu, Inc.	3,263	44,931
Kulicke and Soffa Industries, Inc.†	9,669	70,100
MKS Instruments, Inc.†	6,862	134,427
Rudolph Technologies, Inc.†	4,301	36,860
Tessera Technologies, Inc.†	6,902	139,973
Ultratech, Inc.†	3,305	44,948
Varian Semiconductor Equipment Associates, Inc.†	21,212	702,541
Veeco Instruments, Inc.†	34,313	1,492,615
Verigy, Ltd.†	29,330	327,909
		3,281,224
Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	90,870	434,359
Steel-Producers — 0.3%
Carpenter Technology Corp.	15,755	576,633
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	5,024	77,822
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	13,376	84,403
Telecom Services — 0.8%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	3,723	50,930
Iowa Telecommunications Services, Inc.	4,564	76,219
Neutral Tandem, Inc.†	4,660	74,467
NTELOS Holdings Corp.	4,136	73,579
Premiere Global Services, Inc.†	142,968	1,180,916
USA Mobility, Inc.†	3,133	39,695
		1,495,806
Telecommunication Equipment — 1.3%
Applied Signal Technology, Inc.	1,843	36,086
Arris Group, Inc.†	107,910	1,295,999
Comtech Telecommunications Corp.†	3,917	125,305
Network Equipment Technologies, Inc.†	4,164	22,944
Plantronics, Inc.	22,840	714,435
Symmetricom, Inc.†	6,039	35,207
Tekelec†	9,344	169,687
Tollgrade Communications, Inc.†	1,759	11,064
		2,410,727
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	6,183	35,676

Security Description	Shares	Value (Note 2)
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,413	$32,004
Therapeutics — 0.0%
Theragenics Corp.†	4,637	7,697
Tobacco — 0.0%
Alliance One International, Inc.†	12,344	62,831
Tools-Hand Held — 0.3%
Snap-On, Inc.	12,900	559,086
Toys — 0.0%
JAKKS Pacific, Inc.†	3,867	50,464
Transport-Marine — 0.3%
Kirby Corp.†	16,100	614,215
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	18,140	618,937
Transport-Services — 0.2%
Bristow Group, Inc.†	4,979	187,858
Hub Group, Inc., Class A	5,275	147,594
		335,452
Transport-Truck — 1.7%
Arkansas Best Corp.	3,506	104,759
Con-way, Inc.	9,690	340,313
Forward Air Corp.	4,015	105,594
Heartland Express, Inc.	7,288	120,252
J.B. Hunt Transport Services, Inc.	13,160	472,181
Knight Transportation, Inc.	56,184	1,184,921
Landstar System, Inc.	8,260	346,755
Old Dominion Freight Line, Inc.†	14,055	469,296
		3,144,071
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,483	79,832
Veterinary Diagnostics — 0.0%
Neogen Corp.†	3,085	77,433
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	2,165	7,231
Water — 0.1%
American States Water Co.	2,565	89,005
Web Hosting/Design — 0.3%
Equinix, Inc.†	6,500	632,710
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	4,902	54,167
Wire & Cable Products — 0.1%
Belden, Inc.	6,465	177,529
Encore Wire Corp.	2,631	54,725
		232,254
Wireless Equipment — 0.9%
EMS Technologies, Inc.†	2,116	35,125
Novatel Wireless, Inc.†	4,274	28,764
RF Micro Devices, Inc.†	291,599	1,452,163
Viasat, Inc.†	5,270	182,395
		1,698,447
Total Common Stock (cost $166,813,074)		183,192,348

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $275)(1)(2)	183	$0
EXCHANGE TRADED FUNDS — 0.8%
Index Fund-Small Cap — 0.6%
iShares S&P SmallCap 600 Index Fund	18,800	1,117,472
Registered Investment Companies — 0.2%
ishares Nasdaq Biotechnology Index Fund	4,230	384,676
Total Exchange Traded Funds (cost $1,416,516)		1,502,148
WARRANTS† — 0.0%
Energy — Alternate Sources — 0.0%
Green Hunter Energy, Inc. Expires 09/14/11 (strike price $27.50) (cost $0)	27	0
Total Long-Term Investment Securities (cost $168,229,865)		184,694,496
SHORT-TERM INVESTMENT SECURITY — 0.1%
U.S. Government Treasury — 0.1%
United States Treasury Bills 0.12% due 05/20/10 (cost $96,984)(3)	$97,000	96,984

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest of 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $923,000 and collateralized by $925,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $943,963	$923,000	$923,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	2,438,000	2,438,000
Total Repurchase Agreements (cost $3,361,000)		3,361,000
TOTAL INVESTMENTS (cost $171,687,849)(5)	100.2%	188,152,480
Liabilities in excess of other assets	(0.2)	(391,942)
NET ASSETS	100.0%	$187,760,538

†  Non-income producing security

(1)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
28	Long	S&P Small Cap 600 E-Mini Index	June 2010	$1,003,569	$1,007,160	$3,591

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks-Commerical	$11,730,586	$—	$—	$11,730,586
Other Industries*	171,461,762	—	0	171,461,762
Preferred Stock	—	—	0	0
Exchange Traded Funds	1,502,148	—	—	1,502,148
Warrants	—	0	—	0
Short-Term Investment Security:
U.S. Government Treasury	—	96,984	—	96,984
Repurchase Agreements	—	3,361,000	—	3,361,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	3,591	—	—	3,591
Total	$184,698,087	$3,457,984	$0	$188,156,071

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 3/31/2009	$576	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	(576)	—
Balance as of 3/31/2010	$0	$0

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Banks-Commercial	5.6%
Medical-Drugs	4.6
Tobacco	3.6
Diversified Banking Institutions	3.1
Oil Companies-Integrated	2.7
Chemicals-Diversified	2.5
Agricultural Chemicals	2.4
Auto-Cars/Light Trucks	2.3
Telephone-Integrated	2.3
Oil-Field Services	2.3
Diversified Minerals	2.2
Oil Companies-Exploration & Production	2.1
Insurance-Multi-line	2.1
Electric-Integrated	1.9
Real Estate Operations & Development	1.8
Food-Misc.	1.6
Diversified Manufacturing Operations	1.6
Schools	1.5
Cellular Telecom	1.4
Enterprise Software/Service	1.4
Electronic Components-Misc.	1.3
Import/Export	1.3
Insurance-Life/Health	1.3
Diversified Operations	1.3
Real Estate Management/Services	1.2
Commercial Services	1.2
Web Portals/ISP	1.2
Brewery	1.2
Food-Retail	1.1
Finance-Other Services	1.1
Insurance-Property/Casualty	1.1
Distribution/Wholesale	1.0
Toys	1.0
Cable/Satellite TV	1.0
Food-Wholesale/Distribution	1.0
Human Resources	1.0
Retail-Apparel/Shoe	1.0
Medical Products	0.9
Chemicals-Specialty	0.9
Steel-Producers	0.8
Audio/Video Products	0.8
Investment Companies	0.8
Real Estate Investment Trusts	0.7
Retail-Major Department Stores	0.7
Building-Heavy Construction	0.7
Computer Software	0.6
Oil & Gas Drilling	0.6
Telecom Services	0.6
Transport-Truck	0.6
Rubber-Tires	0.6
Building Products-Cement	0.6
Medical-Biomedical/Gene	0.6
Agricultural Operations	0.6
Metal Processors & Fabrication	0.5
Soap & Cleaning Preparation	0.5
Medical-Generic Drugs	0.5
Finance-Leasing Companies	0.5
Optical Supplies	0.5
Electric-Transmission	0.5
Apparel Manufacturers	0.5

Electronic Components-Semiconductors	0.5%
Power Converter/Supply Equipment	0.5
Machinery-General Industrial	0.5
Aerospace/Defense	0.5
Beverages-Wine/Spirits	0.4
Computers	0.4
Airlines	0.4
Hotels/Motels	0.4
U.S. Government Agency	0.4
Electronic Connectors	0.4
Metal-Diversified	0.4
Metal-Copper	0.4
Water	0.4
Transport-Marine	0.4
Publishing-Books	0.4
Gold Mining	0.4
Repurchase Agreements	0.3
Investment Management/Advisor Services	0.3
Retail-Restaurants	0.3
Retail-Consumer Electronics	0.3
Computers-Integrated Systems	0.3
Transport-Rail	0.3
Electric-Generation	0.3
Wireless Equipment	0.3
Time Deposit	0.3
Diversified Financial Services	0.3
Index Fund	0.3
Pipelines	0.3
Television	0.3
Medical Labs & Testing Services	0.2
Coal	0.2
Computer Services	0.2
Office Automation & Equipment	0.2
Multimedia	0.2
Diversified Operations/Commercial Services	0.2
Gas-Distribution	0.2
Retail-Misc./Diversified	0.2
Engineering/R&D Services	0.2
Insurance-Reinsurance	0.2
Cosmetics & Toiletries	0.2
Consulting Services	0.2
Finance-Investment Banker/Broker	0.2
Extended Service Contracts	0.2
Industrial Gases	0.2
Electric Products-Misc.	0.1
Building & Construction Products-Misc.	0.1
Transport-Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Beverages-Non-alcoholic	0.1
Building & Construction-Misc.	0.1
Machinery-Construction & Mining	0.1
Photo Equipment & Supplies	0.1
Retail-Jewelry	0.1
Semiconductor Equipment	0.1
Public Thoroughfares	0.1
Paper & Related Products	0.1
Food-Catering	0.1
Steel Pipe & Tube	0.1
Textile-Products	0.1
Security Services	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited) (continued)

Satellite Telecom	0.1%
Industrial Automated/Robotic	0.1
Building-Residential/Commercial	0.1
Oil Refining & Marketing	0.1
Electronic Measurement Instruments	0.1
Printing-Commercial	0.1
Machine Tools & Related Products	0.1
Building Products-Doors & Windows	0.1
Machinery-Electrical	0.1
Aerospace/Defense-Equipment	0.1
99.2%

*  Calculated as a percentage of net assets

Country Allocation*
United Kingdom	20.7%
Japan	17.7
Germany	7.5
Switzerland	6.7
France	6.1
Australia	4.6
Brazil	3.4
United States	3.2
Bermuda	2.9
Singapore	2.7
Canada	2.5
Hong Kong	2.4
Denmark	1.7
Italy	1.7
Spain	1.7
Jersey	1.6
Netherlands	1.5
Belgium	1.4
South Korea	1.4
Sweden	1.1
Norway	0.9
Israel	0.8
Ireland	0.8
Indonesia	0.8
Cayman Islands	0.7
Luxembourg	0.6
Austria	0.5
Thailand	0.4
Finland	0.4
Turkey	0.3
Papua New Guinea	0.2
Greece	0.2
Portugal	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.9%
Australia — 4.6%
AGL Energy, Ltd.	4,743	$65,417
Alumina, Ltd.	26,133	41,367
Amcor, Ltd.	11,752	68,911
AMP, Ltd.	20,075	115,321
Arrow Energy, Ltd.†	6,567	30,312
Asciano Group†	27,373	47,600
ASX, Ltd.	1,921	59,830
Australia and New Zealand Banking Group, Ltd.	23,406	544,695
AXA Asia Pacific Holdings, Ltd.	10,414	60,396
Bendigo and Adelaide Bank, Ltd.	3,903	35,816
BGP Holdings PLC(1)(2)	98,723	0
BHP Billiton, Ltd.	56,633	2,265,341
BlueScope Steel, Ltd.†	18,609	49,693
Boral, Ltd.	7,090	36,499
Brambles, Ltd.	14,133	95,453
Coca-Cola Amatil, Ltd.	6,916	71,398
Cochlear, Ltd.	12,213	816,337
Commonwealth Bank of Australia	14,324	739,899
Computershare, Ltd.	5,073	58,284
Crown, Ltd.	6,236	46,810
CSL, Ltd.	5,390	180,188
CSR, Ltd.	16,834	25,566
Dexus Property Group	51,944	38,610
Fairfax Media, Ltd.	24,197	39,968
Fortescue Metals Group, Ltd.†	12,173	54,736
Foster's Group, Ltd.	20,702	100,495
Goodman Group	61,509	36,971
GPT Group	92,489	48,802
Incitec Pivot, Ltd.	490,046	1,560,427
Insurance Australia Group, Ltd.	21,791	77,586
Intoll Group	26,038	26,761
Leighton Holdings, Ltd.	1,524	54,541
Lend Lease Corp., Ltd.	5,035	40,012
Macquarie Group, Ltd.	3,221	139,659
MAP Group	9,190	26,059
Metcash, Ltd.	12,710	48,286
Mirvac Group	25,830	34,962
Myer Holdings, Ltd.	342,875	1,054,042
National Australia Bank, Ltd.	19,489	492,170
Newcrest Mining, Ltd.	4,759	143,328
OneSteel, Ltd.	14,409	51,567
Orica, Ltd.	3,584	88,108
Origin Energy, Ltd.	8,809	133,783
OZ Minerals, Ltd.†	33,890	35,609
Paladin Energy, Ltd.†	6,738	24,423
Qantas Airways, Ltd.†	13,745	35,821
QBE Insurance Group, Ltd.	9,692	185,259
Rio Tinto, Ltd.	4,119	296,336
Santos, Ltd.	94,107	1,265,998
Sims Metal Management, Ltd.	1,763	35,042
Sonic Healthcare, Ltd.	4,354	57,415
Stockland	23,776	87,054
Suncorp-Metway, Ltd.	12,546	98,320
TABCORP Holdings, Ltd.	9,048	57,290
Tatts Group, Ltd.	18,137	40,943
Telstra Corp., Ltd.	41,659	114,303

Security Description	Shares	Value (Note 2)
Australia (continued)
Toll Holdings, Ltd.	6,841	$46,580
Transurban Group	12,178	56,434
Wesfarmers, Ltd.	11,122	324,452
Westfield Group	19,548	216,335
Westpac Banking Corp.	27,147	693,535
Woodside Petroleum, Ltd.	5,220	224,657
Woolworths, Ltd.	11,613	298,387
WorleyParsons, Ltd.	1,684	39,328
		13,979,527
Austria — 0.5%
Erste Group Bank AG	1,818	76,365
Immoeast AG†	233,985	1,283,090
OMV AG	1,570	58,908
Raiffeisen International Bank Holding AG	678	32,234
Telekom Austria AG	3,680	51,444
Voestalpine AG	1,328	53,720
		1,555,761
Belgium — 1.4%
Anheuser-Busch InBev NV	52,493	2,644,204
Belgacom SA	1,763	68,864
Delhaize Group SA	1,075	86,391
Dexia SA†	5,166	30,813
Fortis†	21,528	76,646
Groupe Bruxelles Lambert SA	898	79,347
Hansen Transmissions International NV†	742,073	1,019,679
KBC Groep NV†	1,559	75,499
Solvay SA	624	64,146
UCB SA	1,093	46,672
Umicore	1,440	50,286
		4,242,547
Bermuda — 2.9%
China Green Holdings, Ltd.	420,000	529,581
Esprit Holdings, Ltd.	130,900	1,033,476
Huabao International Holdings, Ltd.	2,136,000	2,552,994
Kerry Properties, Ltd.	9,000	48,279
Li & Fung, Ltd.	632,000	3,105,361
Noble Group, Ltd.	21,000	45,934
Ports Design, Ltd.	201,500	508,665
Seadrill, Ltd.	2,800	65,251
Shangri-La Asia, Ltd.	520,000	1,016,660
		8,906,201
Brazil — 2.5%
Agre Empreendimentos Imobiliarios SA†	277,922	1,051,770
Anhanguera Educacional Participacoes SA†	74,200	1,076,064
BM&FBOVESPA SA	191,400	1,295,839
Cia de Saneamento Basico do Estado de Sao Paulo ADR	22,600	831,680
Estacio Participacoes SA	145,300	1,764,827
GP Investments, Ltd. GDR†	204,500	1,000,450
Vale SA ADR	15,275	491,702
		7,512,332

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Canada — 2.5%
Agnico-Eagle Mines, Ltd.	16,005	$890,998
First Quantum Minerals, Ltd.	12,800	1,053,213
Pembina Pipeline Income Fund	45,300	776,520
Potash Corp. of Saskatchewan, Inc. (Toronto)	22,200	2,650,929
Potash Corp. of Saskatchewan, Inc. (New York)	5,010	597,944
Questerre Energy Corp. (Toronto)†	29,250	115,197
Questerre Energy Corp. (New York)†	71,000	277,157
Research In Motion, Ltd.†	17,450	1,290,428
		7,652,386
Cayman Islands — 0.7%
Ajisen China Holdings, Ltd.	969,000	952,245
Chaoda Modern Agriculture Holdings, Ltd.	998,000	1,063,008
Foxconn International Holdings, Ltd.†	23,000	24,320
Sands China Ltd†	22,000	34,909
		2,074,482
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	6,576	41,567
Denmark — 1.7%
AP Moller - Maersk A/S, Series B	17	129,540
Carlsberg A/S	1,142	95,847
Danske Bank A/S†	4,521	111,225
DSV A/S	89,831	1,605,347
Novo Nordisk A/S, Class B	27,781	2,155,727
Novozymes A/S	520	57,549
Vestas Wind Systems A/S†	21,416	1,163,702
		5,318,937
Finland — 0.4%
Elisa Oyj†	1,974	40,713
Fortum Oyj	4,233	103,540
Kesko Oyj, Class B	877	34,517
Kone Oyj, Class B	1,598	66,045
Metso Oyj	1,384	44,695
Nokia Oyj	34,356	535,026
Nokian Renkaat Oyj	1,206	31,323
Outokumpu Oyj	1,449	31,803
Sampo Oyj, Class A	4,206	111,572
Stora Enso Oyj, Class R	5,820	44,335
UPM-Kymmene Oyj	5,144	68,262
Wartsila Oyj	963	48,775
		1,160,606
France — 6.1%
Accor SA	1,665	92,112
Air Liquide SA	2,373	284,869
Alcatel-Lucent†	23,621	74,687
Alstom SA	1,969	122,786
Atos Origin SA†	616	30,934
AXA SA	53,145	1,182,222
BNP Paribas	8,952	687,496
Bouygues SA	2,238	112,507
Cap Gemini SA	1,654	81,473
Carrefour SA	22,351	1,077,273
Casino Guichard Perrachon SA	661	55,933

Security Description	Shares	Value (Note 2)
France (continued)
Christian Dior SA	646	$68,912
Cie Generale de Geophysique-Veritas†	1,570	44,542
CNP Assurances	412	38,908
Compagnie de St. Gobain	3,687	177,283
Compagnie Generale des Etablissements Michelin, Class B	1,497	110,316
Credit Agricole SA	8,856	155,019
Danone	5,197	313,062
Dassault Systemes SA	1,077	63,706
EDF SA	2,088	113,934
Eiffage SA	483	24,982
Essilor International SA	2,112	134,841
Eurofins Scientific	16,064	696,360
Eutelsat Communications	1,489	52,933
France Telecom SA	17,643	422,140
GDF Suez	11,507	444,499
GDF Suez VVPR†	777	1
Groupe Eurotunnel SA	4,850	49,425
Hermes International	533	74,041
ICADE	297	33,058
Klepierre	986	38,727
L'Oreal SA†	2,202	231,566
Lafarge SA	1,942	136,656
Lagardere SCA	1,588	64,259
LVMH Moet Hennessy Louis Vuitton SA	2,256	263,693
Natixis†	8,662	46,739
Neopost SA	475	37,961
Pernod-Ricard SA	1,987	168,727
Peugeot SA†	1,633	48,082
PPR	6,721	894,791
Publicis Groupe SA	1,534	65,638
Renault SA†	26,176	1,226,805
Safran SA	2,124	55,367
Sanofi-Aventis ADR†	12,000	448,320
Sanofi-Aventis SA	17,640	1,314,928
Schneider Electric SA	2,272	266,484
SCOR SE	2,150	54,303
Societe Generale	5,927	372,767
Sodexo	1,219	72,855
Suez Environnement SA	2,729	62,808
Technip SA	19,191	1,560,404
Thales SA	1,271	51,020
Total SA	19,913	1,155,969
Total SA VVPR†	288	0
Total SA ADR	9,500	551,190
Unibail-Rodamco SE	884	179,096
Vallourec SA	561	113,127
Veolia Environnement	3,911	135,652
Vinci SA	32,896	1,938,747
Vivendi SA	11,827	316,528
		18,693,463
Germany — 6.9%
Adidas AG	2,202	117,776
Allianz SE	4,289	537,759
BASF SE	8,551	530,349
Bayer AG	7,808	528,138
Bayerische Motoren Werke AG	3,470	160,193

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Beiersdorf AG	976	$58,378
Celesio AG	1,090	34,847
Commerzbank AG†	7,088	60,705
Daimler AG (New York)†	17,800	836,778
Daimler AG (Xetra)†	8,491	399,730
Deutsche Bank AG	5,617	432,664
Deutsche Boerse AG	1,928	142,910
Deutsche Lufthansa AG	3,837	63,640
Deutsche Post AG†	8,627	149,671
Deutsche Postbank AG†	953	30,577
Deutsche Telekom AG	125,495	1,700,931
E.ON AG	38,450	1,419,575
Fresenius Medical Care AG & Co. KGaA	2,083	117,530
GEA Group AG	58,004	1,344,368
Hannover Rueckversicherung AG†	778	38,417
HeidelbergCement AG	20,707	1,155,075
Henkel AG & Co. KGaA	23,424	1,085,329
Hochtief AG	467	39,246
Infineon Technologies AG†	11,023	76,511
K+S AG	51,585	3,130,422
Lanxess AG	28,979	1,335,278
Linde AG	1,515	180,764
MAN SE	11,072	926,874
Merck KGaA	785	63,616
Metro AG	1,176	69,761
Muenchener Rueckversicherungs AG	1,898	308,009
Porsche Automobil Holding SE	971	59,259
RWE AG	4,157	368,321
Salzgitter AG	431	40,010
SAP AG	24,719	1,197,248
Siemens AG	20,972	2,100,361
ThyssenKrupp AG	3,324	114,282
Volkswagen AG	292	28,199
		20,983,501
Greece — 0.2%
Alpha Bank A.E.†	5,963	56,458
Coca-Cola Hellenic Bottling Co. SA	11,256	303,450
National Bank of Greece SA†	6,198	124,733
OPAP SA	2,533	57,476
Piraeus Bank SA†	5,391	47,111
		589,228
Guernsey — 0.0%
Resolution, Ltd.	27,429	34,110
Hong Kong — 2.4%
Bank of East Asia, Ltd.	17,600	65,057
BOC Hong Kong Holdings, Ltd.	37,500	89,448
Cheung Kong Holdings, Ltd.	13,000	167,434
China Merchants Holdings International Co., Ltd.	324,000	1,185,124
China Resources Power Holdings Co.	378,000	810,113
CLP Holdings, Ltd.	19,500	139,138
Guangdong Investment, Ltd.	976,000	527,958
Hang Lung Group, Ltd.	10,000	52,935
Hang Lung Properties, Ltd.	731,000	2,942,171
Hang Seng Bank, Ltd.	7,600	105,911

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Henderson Land Development Co., Ltd.	12,000	$84,773
Hong Kong & China Gas Co., Ltd.	39,000	97,045
Hong Kong Exchanges and Clearing, Ltd.	10,000	166,919
Hongkong Electric Holdings, Ltd.	14,500	85,907
Hutchison Whampoa, Ltd.	21,000	153,627
MTR Corp., Ltd.	15,000	56,702
New World Development Co., Ltd.	33,000	64,519
Sino Land Co., Ltd.	20,000	39,360
Sun Hung Kai Properties, Ltd.	13,000	195,395
Swire Pacific, Ltd., Class A	8,000	96,184
The Link REIT	24,500	60,144
Wharf Holdings, Ltd.	15,000	85,005
Wheelock & Co., Ltd.	13,000	38,259
		7,309,128
Indonesia — 0.8%
Bank Negara Indonesia Persero Tbk PT	2,204,500	551,156
Bumi Resources Tbk PT	2,786,000	688,884
Telekomunikasi Indonesia Tbk PT	1,368,833	1,210,957
		2,450,997
Ireland — 0.8%
Accenture PLC, Class A	11,900	499,205
CRH PLC	6,883	171,893
Elan Corp. PLC†	5,180	39,040
Irish Life & Permanent Group Holdings PLC†	178,130	708,061
Kerry Group PLC	1,601	49,735
Ryanair Holdings PLC†	141,444	703,032
Ryanair Holdings PLC ADR†	11,420	310,281
		2,481,247
Isle of Man — 0.0%
Genting Singapore PLC†	48,000	30,366
Israel — 0.8%
Partner Communications	46,613	1,046,845
Teva Pharmaceutical Industries, Ltd. ADR	24,400	1,539,152
		2,585,997
Italy — 1.7%
A2A SpA	574,030	1,076,911
Assicurazioni Generali SpA	10,975	263,412
Atlantia SpA	2,718	63,436
Banca Monte dei Paschi di Siena SpA	27,968	41,401
Banca Popolare di Milano Scarl	6,928	43,020
Banco Popolare SC†	6,903	48,016
Enel SpA	59,819	334,489
ENI SpA	24,730	580,186
Fiat SpA	7,646	99,553
Finmeccanica SpA	4,668	62,292
Intesa Sanpaolo SpA†	202,466	754,068
Mediaset SpA	8,877	76,255
Mediobanca SpA†	5,754	61,823
Parmalat SpA	20,057	54,925
Prysmian SpA	1,377	27,061
Saipem SpA	2,627	101,655

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Italy (continued)
Snam Rete Gas SpA	15,710	$79,623
Telecom Italia SpA (Chi-X)†	97,051	139,733
Telecom Italia SpA (Milan)†	61,943	69,859
Terna Rete Elettrica Nazionale SpA	19,409	83,953
UniCredit SpA†	371,473	1,097,535
Unione di Banche Italiane SCPA	6,710	90,538
		5,249,744
Japan — 17.7%
Advantest Corp.	1,800	45,014
Aeon Co., Ltd.	7,100	80,577
Aisin Seiki Co., Ltd.	2,000	59,899
Ajinomoto Co., Inc.	7,000	69,334
All Nippon Airways Co., Ltd.†	14,000	39,983
Amada Co., Ltd.	6,000	50,316
Asahi Breweries, Ltd.	4,500	84,378
Asahi Glass Co., Ltd.	11,000	123,896
Asahi Kasei Corp.	243,000	1,307,402
Astellas Pharma, Inc.	4,500	162,932
Bank of Kyoto, Ltd.	6,000	55,257
Benesse Holdings Inc.	1,000	43,320
Bridgestone Corp.	92,000	1,570,564
Brother Industries, Ltd.	3,000	36,261
Canon, Inc.	10,000	463,151
Casio Computer Co., Ltd.	3,100	23,841
Central Japan Railway Co.	15	114,237
Chubu Electric Power Co., Inc.	6,300	157,483
Chugai Pharmaceutical Co., Ltd.	2,500	47,010
Chuo Mitsui Trust Holdings, Inc.	12,000	45,053
Credit Saison Co., Ltd.	2,200	34,121
Dai Nippon Printing Co., Ltd.	7,000	94,566
Daiichi Sankyo Co., Ltd.	6,800	127,359
Daikin Industries, Ltd.	2,400	98,192
Daito Trust Construction Co., Ltd.	10,400	501,701
Daiwa House Industry Co., Ltd.	6,000	67,708
Daiwa Securities Group, Inc.	18,000	94,727
Dena Co., Ltd.	3	22,206
Denso Corp.	4,600	137,031
Dentsu, Inc.	2,200	57,818
East Japan Railway Co.	3,200	222,484
Eisai Co., Ltd.	2,600	92,748
Electric Power Development Co., Ltd.	1,600	52,712
Elpida Memory, Inc.†	1,900	37,415
Fanuc, Ltd.	1,800	190,994
Fast Retailing Co., Ltd.	500	86,908
Fuji Heavy Industries, Ltd.†	8,000	41,416
Fuji Media Holdings, Inc.	460	681,463
FUJIFILM Holdings Corp.	4,500	154,990
Fujitsu, Ltd.	19,000	124,377
Fukuoka Financial Group, Inc.	11,000	46,711
Furukawa Electric Co., Ltd.	7,000	36,389
GS Yuasa Corp.	4,000	26,998
Hankyu Hanshin Holdings, Inc.	13,000	60,210
Hirose Electric Co., Ltd.	10,400	1,199,187
Hisamitsu Pharmaceutical Co., Inc.	1,000	37,170
Hitachi Construction Machinery Co., Ltd.	1,300	30,717
Hitachi, Ltd.†	43,000	160,520

Security Description	Shares	Value (Note 2)
Japan (continued)
Hokkaido Electric Power Co., Inc.	3,000	$57,568
Hokuhoku Financial Group, Inc.	18,000	39,469
Hokuriku Electric Power Co.	2,500	54,979
Honda Motor Co., Ltd.	15,600	550,647
Hoya Corp.	4,100	112,663
Ibiden Co., Ltd.	1,400	48,219
Idemitsu Kosan Co., Ltd.	400	30,292
IHI Corp.	19,000	34,752
Inpex Corp.	9	66,039
Isetan Mitsukoshi Holdings, Ltd.	4,400	47,299
Isuzu Motors, Ltd.†	14,000	37,886
ITOCHU Corp.	15,000	131,404
J Front Retailing Co., Ltd.	7,000	41,181
Japan Prime Realty Investment Corp.	458	1,019,465
Japan Real Estate Investment Corp.	6	51,150
Japan Tobacco, Inc.	1,123	4,180,169
JFE Holdings, Inc.	4,800	193,304
JGC Corp.	2,000	35,683
JS Group Corp.	3,100	63,101
JSR Corp.	2,200	45,958
Jupiter Telecommunications Co., Ltd.	2,563	2,960,787
Kajima Corp.	13,000	31,843
Kao Corp.	5,400	136,892
Kawasaki Heavy Industries, Ltd.	17,000	46,914
Kawasaki Kisen Kaisha, Ltd.†	9,000	35,908
KDDI Corp.	179	926,687
Keihin Electric Express Railway Co., Ltd.	6,000	49,289
Keyence Corp.	400	95,582
Kintetsu Corp.	19,000	59,140
Kirin Holdings Co., Ltd.	9,000	132,752
Kobe Steel, Ltd.	32,000	68,799
Komatsu, Ltd.	9,100	190,780
Konica Minolta Holdings, Inc.	5,000	58,348
Kubota Corp.	11,000	100,246
Kuraray Co., Ltd.	4,000	53,824
Kurita Water Industries, Ltd.	1,400	39,609
Kyocera Corp.	1,600	155,910
Kyushu Electric Power Co., Inc.	4,000	87,068
Makita Corp.	1,300	42,828
Marubeni Corp.	17,000	105,648
Mazda Motor Corp.	17,000	47,823
MEIJI Holdings Co., Ltd.	1,000	38,828
Minebea Co., Ltd.	5,000	30,431
Mitsubishi Chemical Holdings Corp.	14,000	71,580
Mitsubishi Corp.	12,100	317,093
Mitsubishi Electric Corp.	19,000	174,575
Mitsubishi Estate Co., Ltd.	11,000	180,019
Mitsubishi Heavy Industries, Ltd.	30,000	124,184
Mitsubishi Materials Corp.†	14,000	40,282
Mitsubishi Motors Corp.†	39,000	52,979
Mitsubishi Rayon Co., Ltd.†	7,000	29,575
Mitsubishi Tanabe Pharma Corp.	3,000	42,357
Mitsubishi UFJ Financial Group, Inc.	118,800	622,655
Mitsubishi UFJ Lease & Finance Co., Ltd.	840	30,549
Mitsui & Co., Ltd.	121,100	2,034,957
Mitsui Chemicals, Inc.	10,000	30,271

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Mitsui Fudosan Co., Ltd.	8,000	$135,801
Mitsui O.S.K. Lines, Ltd.	126,000	904,332
Mizuho Financial Group, Inc.	130,800	258,830
MS&AD Insurance Group Holdings	4,300	119,355
Murata Manufacturing Co., Ltd.	2,100	119,275
NEC Corp.	29,000	87,164
NGK Insulators, Ltd.	3,000	61,194
Nidec Corp.	1,100	117,895
Nikon Corp.	3,300	72,043
Nintendo Co., Ltd.	9,300	3,113,595
Nippon Building Fund, Inc.	6	51,663
Nippon Commercial Investment Corp.	200	269,975
Nippon Electric Glass Co., Ltd.	95,000	1,338,271
Nippon Express Co., Ltd.	11,000	47,299
Nippon Meat Packers, Inc.	3,000	37,961
Nippon Mining Holdings, Inc.(1)	11,000	51,417
Nippon Oil Corp.(1)	14,000	70,532
Nippon Paper Group, Inc.	1,100	28,297
Nippon Sheet Glass Co., Ltd.	10,000	29,522
Nippon Steel Corp.	49,000	192,352
Nippon Telegraph and Telephone Corp.	4,800	202,289
Nippon Yusen Kabushiki Kaisha	17,000	67,098
Nipponkoa Insurance Co., Ltd.(1)	8,000	50,230
Nissan Motor Co., Ltd.†	152,200	1,304,013
Nissin Foods Holdings Co., Ltd.	1,000	33,640
Nitori Co., Ltd.	500	37,972
Nitto Denko Corp.	1,700	66,007
Nomura Holdings, Inc.	35,400	260,890
NSK, Ltd.	180,000	1,420,901
NTT Data Corp.	15	49,979
NTT DoCoMo, Inc.	144	219,335
Obayashi Corp.	9,000	39,951
Odakyu Electric Railway Co., Ltd.	8,000	66,574
OJI Paper Co., Ltd.	9,000	39,469
Olympus Corp.	2,300	73,805
Omron Corp.	2,400	55,706
Ono Pharmaceutical Co., Ltd.	1,300	57,846
ORIX Corp.†	16,720	1,482,606
Osaka Gas Co., Ltd.	21,000	75,249
Panasonic Corp.	18,600	284,501
Panasonic Electric Works Co., Ltd.	4,000	50,487
Rakuten, Inc.	74	53,507
Resona Holdings, Inc.	5,000	63,215
Ricoh Co., Ltd.	7,000	109,316
Rohm Co., Ltd.	1,000	74,660
Sankyo Co., Ltd.	700	34,629
Sanyo Electric Co., Ltd.†	18,000	28,880
SBI Holdings, Inc.	207	40,851
Secom Co., Ltd.	2,200	96,246
Sega Sammy Holdings, Inc.	2,500	30,271
Seiko Epson Corp.	1,900	29,509
Sekisui Chemical Co., Ltd.	7,000	47,470
Sekisui House, Ltd.	6,000	59,942
Seven & I Holdings Co., Ltd.	7,500	181,223
Sharp Corp.	10,000	125,040

Security Description	Shares	Value (Note 2)
Japan (continued)
Shikoku Electric Power Co.	2,300	$65,170
Shimamura Co., Ltd.	300	26,570
Shimano, Inc.	900	39,806
Shimizu Corp.	8,000	33,373
Shin-Etsu Chemical Co., Ltd.	3,900	226,516
Shionogi & Co., Ltd.	38,900	739,803
Shiseido Co., Ltd.	3,800	82,511
Showa Denko K.K.	20,000	45,139
SMC Corp.	600	81,442
Softbank Corp.	7,300	179,826
Sojitz Corp.	18,100	35,042
Sompo Japan Insurance, Inc.(1)	10,000	70,168
Sony Corp.	54,000	2,067,815
Sony Financial Holdings, Inc.	11	36,122
Stanley Electric Co., Ltd.	1,800	34,906
Sumco Corp.†	1,400	29,770
Sumitomo Chemical Co., Ltd.	16,000	78,212
Sumitomo Corp.	119,000	1,368,328
Sumitomo Electric Industries, Ltd.	7,800	95,612
Sumitomo Heavy Industries, Ltd.	7,000	42,154
Sumitomo Metal Industries, Ltd.	34,000	102,920
Sumitomo Metal Mining Co., Ltd.	5,000	74,393
Sumitomo Mitsui Financial Group, Inc.	12,200	403,230
Sumitomo Realty & Development Co., Ltd.	4,000	76,115
Suzuken Co., Ltd.	1,000	35,244
Suzuki Motor Corp.	3,700	81,646
Sysmex Corp.	500	29,308
T&D Holdings, Inc.	3,000	71,013
Taisei Corp.	16,000	35,255
Takashimaya Co., Ltd.	5,000	41,074
Takeda Pharmaceutical Co., Ltd.	7,100	312,509
TDK Corp.	1,200	79,837
Teijin, Ltd.	12,000	40,304
Terumo Corp.	1,700	90,555
The Bank of Yokohama, Ltd.	290,000	1,420,687
The Chiba Bank, Ltd.	9,000	53,813
The Chugoku Electric Power Co.	3,400	67,571
The Japan Steel Works, Ltd.	4,000	45,823
The Joyo Bank, Ltd.	11,000	49,064
The Kansai Electric Power Co., Inc.	7,300	167,254
The Shizuoka Bank, Ltd.	8,000	69,740
The Sumitomo Trust & Banking Co., Ltd.	15,000	87,924
THK Co., Ltd.	1,600	34,913
Tobu Railway Co., Ltd.	11,000	61,065
Tohoku Electric Power Co., Inc.	4,500	95,112
Tokio Marine Holdings, Inc.	6,900	194,328
Tokyo Electric Power Co., Inc.	11,400	303,870
Tokyo Electron, Ltd.	1,700	112,739
Tokyo Gas Co., Ltd.	23,000	101,358
Tokyu Corp.	14,000	58,552
TonenGeneral Sekiyu K.K.	6,000	50,636
Toppan Printing Co., Ltd.	7,000	63,194
Toray Industries, Inc.	14,000	81,763
Toshiba Corp.†	38,000	196,320

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Toyo Suisan Kaisha, Ltd.	1,000	$25,864
Toyota Industries Corp.	2,000	57,118
Toyota Motor Corp.	27,400	1,097,583
Toyota Tsusho Corp.	2,800	43,906
Trend Micro, Inc.	1,200	41,844
Ube Industries, Ltd.	14,000	35,940
Unicharm Corp.	500	48,294
West Japan Railway Co.	20	68,884
Yahoo! Japan Corp.	7,464	2,718,464
Yakult Honsha Co., Ltd.	1,100	29,674
Yamada Denki Co., Ltd.	960	70,852
Yamaguchi Financial Group, Inc.	3,000	32,827
Yamaha Motor Co., Ltd.†	3,600	53,948
Yamato Holdings Co., Ltd.	4,400	61,842
Yaskawa Electric Corp.	3,000	27,436
Yokogawa Electric Corp.†	3,100	26,991
		53,815,947
Jersey — 1.6%
Experian PLC	10,402	102,366
Petrofac, Ltd.	173,512	3,164,918
Randgold Resources, Ltd.	922	70,166
Regus PLC	808,602	1,368,164
Shire PLC	5,534	122,105
WPP PLC	12,162	126,053
		4,953,772
Luxembourg — 0.6%
ArcelorMittal	34,998	1,535,805
Millicom International Cellular SA SDR	786	70,321
SES SA FDR	3,272	82,619
Tenaris SA	4,531	97,794
		1,786,539
Mauritius — 0.0%
Golden Agri-Resources, Ltd.†	75,000	31,095
Netherlands — 1.5%
Aegon NV†	15,231	104,299
Akzo Nobel NV	2,233	127,260
ASML Holding NV	4,139	147,921
Corio NV†	729	48,675
European Aeronautic Defence and Space Co. NV	4,153	83,550
Fugro NV	787	51,437
Heineken NV	3,004	154,382
ING Groep NV†	198,034	1,977,173
James Hardie Industries SE CDI†	4,813	32,065
Koninklijke Ahold NV	11,791	157,185
Koninklijke DSM NV	1,582	70,544
Koninklijke KPN NV	16,107	255,185
Koninklijke Philips Electronics NV	9,081	291,177
Qiagen NV†	2,602	59,920
Randstad Holding NV†	1,115	52,988
Reed Elsevier NV	8,440	102,573
SBM Offshore NV	1,955	39,119
STMicroelectronics NV	7,277	72,437
TNT NV	3,725	106,812

Security Description	Shares	Value (Note 2)
Netherlands (continued)
Unilever NV	15,103	$456,833
Wolters Kluwer NV	3,742	81,144
		4,472,679
New Zealand — 0.0%
Fletcher Building, Ltd.	9,508	56,396
Norway — 0.9%
DnB NOR ASA†	184,666	2,109,776
Norsk Hydro ASA†	7,200	54,880
Orkla ASA	8,600	76,042
Statoil ASA	10,500	243,101
Telenor ASA†	8,000	108,494
Yara International ASA	1,850	80,310
		2,672,603
Papua New Guinea — 0.2%
Oil Search, Ltd.	123,449	675,167
Portugal — 0.1%
Banco Comercial Portugues SA	46,544	51,800
Banco Espirito Santo SA	7,497	40,503
Energias de Portugal SA	16,060	63,838
Galp Energia SGPS SA	1,648	28,625
Portugal Telecom SGPS SA†	7,051	78,835
		263,601
Singapore — 2.5%
CapitaLand, Ltd.	256,000	726,488
CapitaMall Trust	33,000	41,753
City Developments, Ltd.	6,000	45,463
DBS Group Holdings, Ltd.	159,225	1,627,590
Fraser and Neave, Ltd.	17,000	58,329
Keppel Corp., Ltd.	14,000	91,268
Olam International, Ltd.	1,348,000	2,495,672
Oversea-Chinese Banking Corp., Ltd.	27,000	168,105
Raffles Education Corp., Ltd.	6,628,000	1,729,311
Sembcorp Industries, Ltd.†	16,000	47,235
Singapore Airlines, Ltd.	7,000	76,057
Singapore Exchange, Ltd.	10,000	54,684
Singapore Press Holdings, Ltd.	25,000	68,265
Singapore Telecommunications, Ltd.	69,000	156,353
United Overseas Bank, Ltd.	12,000	164,867
Wilmar International, Ltd.	12,000	57,472
		7,608,912
South Korea — 1.4%
KT Corp	37,130	1,534,162
LG Display Co., Ltd.	41,470	1,464,251
Samsung Electronics Co., Ltd.	1,636	1,182,772
		4,181,185
Spain — 1.7%
Abertis Infraestructuras SA	3,232	62,206
Acciona SA	318	35,267
Acerinox SA	2,085	41,045
ACS Actividades de Construccion y Servicios SA	1,660	76,589
Banco Bilbao Vizcaya Argentaria SA	33,452	457,693
Banco de Sabadell SA	11,338	62,602
Banco Popular Espanol SA	9,276	68,281
Banco Santander SA	135,810	1,804,969

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Spain (continued)
Bankinter SA	3,302	$27,473
Criteria CaixaCorp SA	10,883	53,931
Enagas	2,509	54,983
Ferrovial SA	4,930	47,943
Gamesa Corp. Tecnologica SA	2,349	32,203
Gas Natural SDG SA	2,498	46,122
Grifols SA	1,820	27,187
Iberdrola Renovables SA	8,660	35,967
Iberdrola SA (Barcelona)	43,701	370,380
Industria de Diseno Textil SA	9,702	639,541
Red Electrica Corp. SA	1,368	73,418
Repsol YPF SA	7,531	178,311
Telefonica SA	40,027	948,256
		5,144,367
Sweden — 1.1%
Alfa Laval AB†	3,660	53,882
Assa Abloy AB, Class B	3,416	66,848
Atlas Copco AB, Class A	9,103	141,198
Electrolux AB, Class B	2,487	56,831
Getinge AB, Class B	2,208	52,932
Hennes & Mauritz AB, Class B	15,814	1,027,386
Husqvarna AB, Class B†	4,956	36,034
Investor AB, Class B	4,552	87,313
Kinnevik Investment AB	2,600	47,891
Nordea Bank AB	29,297	289,091
Ratos AB Series B	1,300	43,120
Sandvik AB	9,487	118,578
Scania AB, Class B	3,137	49,614
Securitas AB, Class B	4,420	47,134
Skandinaviska Enskilda Banken AB, Class A†	14,702	93,926
Skanska AB, Class B	4,294	78,023
SKF AB, Class B†	3,969	70,524
SSAB AB, Class A	2,756	49,543
Svenska Cellulosa AB, Class B†	5,153	72,650
Svenska Handelsbanken AB, Class A	4,655	136,415
Swedbank AB, Class A†	6,064	62,231
Swedish Match AB	3,299	78,859
Tele2 AB, Class B	3,392	56,607
Telefonaktiebolaget LM Ericsson, Class B	28,417	299,495
TeliaSonera AB	20,570	146,001
Volvo AB, Class B†	13,886	139,714
		3,401,840
Switzerland — 6.7%
ABB, Ltd.†	20,744	453,086
ACE, Ltd.	9,575	500,772
Actelion, Ltd.†	27,844	1,266,765
Adecco SA	1,334	75,721
Alcon, Inc.	8,435	1,362,759
Aryzta AG	965	42,283
Baloise Holding AG	591	52,408
Cie Financiere Richemont SA	5,096	197,335
Credit Suisse Group AG	10,574	545,046
GAM Holding, Ltd.†	2,553	31,356
Geberit AG	415	74,270

Security Description	Shares	Value (Note 2)
Switzerland (continued)
Givaudan SA	86	$75,446
Holcim, Ltd.†	2,329	173,615
Julius Baer Group, Ltd.	2,059	74,693
Kuehne & Nagel International AG	599	60,616
Lindt & Spruengli AG†	2	54,154
Logitech International SA†	1,932	31,791
Lonza Group AG	560	45,675
Nestle SA	64,864	3,321,942
Nobel Biocare Holding AG	1,363	36,454
Novartis AG	19,623	1,059,873
Roche Holding AG	26,816	4,348,953
Schindler Holding AG (Participation Certificate)	746	65,657
SGS SA	62	85,497
Sonova Holding AG	485	60,257
Swiss Life Holding AG†	312	40,983
Swiss Reinsurance Co., Ltd.	3,317	163,270
Swisscom AG	275	100,360
Syngenta AG	913	253,534
Temenos Group AG†	65,079	1,916,448
The Swatch Group AG, Class B	381	121,483
Transocean, Ltd.†	19,916	1,720,344
UBS AG†	33,544	545,281
Zurich Financial Services AG	6,100	1,563,761
		20,521,888
Thailand — 0.4%
Bangkok Bank Public Co., Ltd.	290,500	1,235,310
Turkey — 0.3%
Ford Otomotiv Sanayi AS	108,370	785,419
United Kingdom — 20.4%
3i Group PLC	9,841	43,487
Admiral Group PLC	122,891	2,461,628
Aggreko PLC	195,122	3,529,482
AMEC PLC	162,020	1,964,463
Anglo American PLC†	35,019	1,527,281
Antofagasta PLC	3,749	59,167
Associated British Foods PLC	3,685	54,718
AstraZeneca PLC	13,638	608,245
Autonomy Corp. PLC†	69,978	1,935,872
Aveva Group PLC	39,737	714,565
Aviva PLC	174,721	1,021,580
BAE Systems PLC	199,482	1,123,976
Barclays PLC	297,627	1,627,290
BG Group PLC	31,773	549,898
BHP Billiton PLC	20,649	708,167
BP PLC	176,354	1,668,325
British American Tobacco PLC	110,279	3,801,316
British Land Co. PLC	8,584	62,669
British Sky Broadcasting Group PLC	11,159	101,941
BT Group PLC	74,543	140,154
Bunzl PLC	46,490	508,655
Burberry Group PLC	77,155	836,555
Cable & Wireless Communications PLC	26,792	22,504
Cable & Wireless Worldwide†	26,792	37,404
Cairn Energy PLC†	205,740	1,301,917
Carnival PLC	1,746	71,670

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
Centrica PLC	48,819	$217,729
Cobham PLC	13,668	53,305
Compass Group PLC	18,506	147,716
Diageo PLC	23,436	393,339
Drax Group PLC	4,587	26,005
DSG International PLC†	1,655,918	878,242
Eurasian Natural Resources Corp. PLC	2,401	43,431
Fresnillo PLC	1,790	23,034
G4S PLC	14,508	57,572
GlaxoSmithKline PLC	48,390	929,279
Hammerson PLC	7,054	42,111
Home Retail Group PLC	10,173	41,836
Homeserve PLC	17,495	475,752
HSBC Holdings PLC	236,854	2,400,964
HSBC Holdings PLC ADR	6,800	344,692
ICAP PLC	6,305	35,765
IG Group Holdings PLC	270,298	1,649,732
Imperial Tobacco Group PLC	99,390	3,031,566
Inmarsat PLC	4,918	56,421
Intercontinental Hotels Group PLC	3,188	49,926
International Power PLC	14,961	72,401
Invensys PLC	8,027	41,501
Investec PLC	4,820	39,424
J Sainsbury PLC	12,298	61,137
Johnson Matthey PLC	2,131	56,462
Kazakhmys PLC	2,025	46,924
Kingfisher PLC	23,335	75,921
Land Securities Group PLC	7,312	75,231
Legal & General Group PLC	56,242	75,148
Liberty International PLC	5,138	39,257
Lloyds Banking Group PLC†	358,542	341,523
Lonmin PLC†	1,491	46,112
Man Group PLC, Class B	568,642	2,083,937
Marks & Spencer Group PLC	15,605	87,642
National Grid PLC	103,899	1,011,431
Next PLC	2,042	67,057
Old Mutual PLC†	49,779	92,536
Pearson PLC	8,309	130,628
Prudential PLC	285,876	2,375,146
Reckitt Benckiser Group PLC	5,626	308,800
Reed Elsevier PLC	126,483	1,008,633
Rexam PLC	10,363	46,061
Rio Tinto PLC	12,966	768,344
Rolls-Royce Group PLC†	17,873	161,513
Royal Bank of Scotland Group PLC†	159,268	106,343
Royal Dutch Shell PLC, Class A	33,095	959,233
Royal Dutch Shell PLC, Class B	25,610	705,560
RSA Insurance Group PLC	35,853	69,369
SABMiller PLC	8,769	257,090
Scottish & Southern Energy PLC	8,771	146,543
Segro PLC	7,188	34,861
Serco Group PLC	6,047	55,150
Severn Trent PLC	3,017	54,711
Smith & Nephew PLC	9,034	90,000
Smiths Group PLC	4,172	71,920
Standard Chartered PLC	18,995	518,127
Standard Life PLC	22,056	67,040

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Tesco PLC	234,906	$1,552,247
The Capita Group PLC	241,918	2,777,190
The Sage Group PLC	16,127	58,514
Thomas Cook Group PLC	9,902	40,541
Tomkins PLC	401,807	1,438,990
Tullow Oil PLC	124,177	2,355,481
Unilever PLC	11,920	350,014
United Utilities Group PLC	8,290	70,323
Vedanta Resources PLC	1,280	53,921
Vodafone Group PLC	1,224,347	2,824,077
Whitbread PLC	2,235	49,992
WM Morrison Supermarkets PLC	21,214	94,484
Wolseley PLC†	2,753	66,509
Xchanging PLC	163,083	479,118
Xstrata PLC	17,971	340,478
		62,181,941
United States — 1.9%
Celgene Corp.†	23,545	1,458,848
Central European Distribution Corp.†	22,206	777,432
Monsanto Co.	28,280	2,019,758
Sohu.com, Inc.†	15,748	859,841
Synthes, Inc.	701	87,492
The Goldman Sachs Group, Inc.	2,850	486,295
		5,689,666
Total Common Stock (cost $278,666,752)		292,330,454
PREFERRED STOCK — 1.5%
Brazil — 0.9%
Companhia de Transmissao de Energia Paulista	12,211	321,695
Petroleo Brasileiro SA ADR	35,325	1,398,517
Vale SA, Class A ADR	45,600	1,265,856
		2,986,068
Germany — 0.6%
Fresenius SE	21,050	1,589,303
Henkel AG & Co. KGaA	2,773	149,290
Volkswagen AG	1,011	92,718
		1,831,311
Total Preferred Stock (cost $3,910,804)		4,817,379
EXCHANGE TRADED FUND — 0.3%
iShares MSCI EAFE Index Fund (cost $725,542)	14,100	789,600
RIGHTS — 0.0%
Australia — 0.0%
Lend Lease Corp., Ltd. Expires 03/24/10†	1,144	1,155
Brazil — 0.0%
Cia de Transmissao de Energia Electrica Paulista Expires 04/07/10†	218	3
Germany — 0.0%
Volkswagen AG Expires 04/09/10†	1,303	862
Total Rights (cost $0)		2,020

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Fonciere Des Regions Expires 12/31/10 (strike price EUR 65.00)†	287	$322
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)†	5,663	716
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price EUR 12.30)†	7,261	359
Total Warrants (cost $0)		1,397
FOREIGN CORPORATE BONDS & NOTES — 0.5%
Singapore — 0.2%
Olam International, Ltd. Senior Bonds 6.00% due 10/15/16	$400,000	446,934
United Kingdom — 0.3%
Autonomy Corp PLC Senior Bonds 3.25% due 03/04/15	600,000	1,024,653
Total Foreign Corporate Bonds & Notes (cost $1,374,952)		1,471,587
Total Long-Term Investment Securities (cost $284,678,050)		299,412,437
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposit — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/10	811,000	811,000
U.S. Government Agency — 0.4%
Federal Home Loan Bank Disc. Notes 0.00% due 04/01/10	1,200,000	1,200,000
U.S. Government Treasury — 0.0%
United States Treasury Bills 0.04% due 05/13/10(3)	100,000	99,990
Total Short-Term Investment Securities (cost $2,110,990)		2,110,990

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $226,000 and collateralized by $235,000 of United States Treasury Bills, bearing interest at 0.21% due 09/16/10 and having an approximate value of $234,765	$226,000	$226,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $811,000 and collateralized by $815,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $831,708	811,000	811,000
Total Repurchase Agreements (cost $1,037,000)	1,037,000	1,037,000
TOTAL INVESTMENTS (cost $287,826,040)(4)	99.2%	302,560,427
Other assets less liabilities	0.8	2,369,399
NET ASSETS	100.0%	$304,929,826

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2010, the value of this security was $0 representing 0.0% of net assets.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CDI — CHESS Depository Interest

EUR — Euro Dollar

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
10	Long	MSCI E-Mini Index	June 2010	$783,219	$786,900	$3,681

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
France	$18,693,463	$—	$—	$18,693,463
Germany	20,983,501	—	—	20,983,501
Japan	53,573,600	—	242,347	53,815,947
Switzerland	20,521,888	—	—	20,521,888
United Kingdom	62,181,941	—	—	62,181,941
Other Countries*	116,133,714	—	0	116,133,714
Preferred Stock	4,817,379	—	—	4,817,379
Exchange Traded Fund	789,600	—	—	789,600
Rights	2,020	—	—	2,020
Warrants	1,397	—	—	1,397
Foreign Corporate Bonds	—	1,471,587	—	1,471,587
Short-Term Investment Securities:
Time Deposit	—	811,000	—	811,000
U.S. Government Agency	—	1,200,000	—	1,200,000
U.S. Government Treasury	—	99,990	—	99,990
Repurchase Agreements	—	1,037,000	—	1,037,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	3,681	—	—	3,681
Total	$297,702,184	$4,619,577	$242,347	$302,564,108

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2009	$21,831
Accrued discounts/premiums	—
Realized gain(loss)	(6,185)
Change in unrealized appreciation(depreciation)	62,518
Net purchases(sales)	(11,926)
Transfers in and/or out of Level 3	176,109
Balance as of 3/31/2010	$242,347

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Government National Mtg. Assoc.	21.8%
United States Treasury Notes	14.4
Repurchase Agreements	9.3
United States Treasury Bonds	9.2
Diversified Financial Services	6.3
Federal National Mtg. Assoc.	6.1
U.S. Government Agencies	5.4
Federal Home Loan Mtg. Corp.	4.3
Diversified Banking Institutions	4.1
Electric-Integrated	1.8
Federal Home Loan Bank	1.6
Sovereign	1.6
Banks-Commercial	1.6
Pipelines	1.4
Telephone-Integrated	1.3
Cable/Satellite TV	1.3
Banks-Super Regional	1.1
Index Fund-Debt	1.1
Insurance-Multi-line	1.0
Finance-Investment Banker/Broker	0.8
Real Estate Investment Trusts	0.8
Oil Companies-Exploration & Production	0.8
Insurance-Life/Health	0.8
Multimedia	0.8
Cellular Telecom	0.5
U.S. Municipal Bonds & Notes	0.4
Oil Companies-Integrated	0.4
Tobacco	0.4
Medical-Drugs	0.4
Special Purpose Entities	0.3
Food-Misc.	0.3
Finance-Credit Card	0.3
Diversified Minerals	0.3
Gas-Distribution	0.3
Agricultural Chemicals	0.3
Brewery	0.3
Telecom Services	0.3
Insurance-Mutual	0.3
Oil-Field Services	0.2
Banks-Money Center	0.2
Medical-Biomedical/Gene	0.2
Television	0.2
Insurance-Property/Casualty	0.2
Metal-Diversified	0.2
Office Automation & Equipment	0.2
Diversified Manufacturing Operations	0.2
Medical-HMO	0.2
Medical Labs & Testing Services	0.2
Airlines	0.2
Non-Hazardous Waste Disposal	0.2
Investment Management/Advisor Services	0.2
Electric-Generation	0.2
Medical-Wholesale Drug Distribution	0.2
Paper & Related Products	0.2
Steel-Producers	0.2
Finance-Other Services	0.2
Pharmacy Services	0.2
Banks-Fiduciary	0.2
Consumer Products-Misc.	0.1
Agricultural Operations	0.1
Finance-Consumer Loans	0.1
Auto-Cars/Light Trucks	0.1
Rental Auto/Equipment	0.1

Chemicals-Diversified	0.1%
Broadcast Services/Program	0.1
Oil & Gas Drilling	0.1
Real Estate Management/Services	0.1
Wireless Equipment	0.1
Aerospace/Defense	0.1
Property Trust	0.1
Transport-Air Freight	0.1
Finance-Commercial	0.1
Insurance-Reinsurance	0.1
Medical-Hospitals	0.1
Computer Services	0.1
Retail-Restaurants	0.1
Oil Refining & Marketing	0.1
Retail-Drug Store	0.1
Satellite Telecom	0.1
Aerospace/Defense-Equipment	0.1
Electronics-Military	0.1
Insurance Brokers	0.1
Electronic Components-Semiconductors	0.1
Metal-Aluminum	0.1
Diversified Operations	0.1
Chemicals-Specialty	0.1
Transport-Equipment & Leasing	0.1
Transport-Rail	0.1
Food-Retail	0.1
Transport-Services	0.1
Finance-Mortgage Loan/Banker	0.1
Casino Hotels	0.1
Real Estate Operations & Development	0.1
Computers	0.1
Containers-Metal/Glass	0.1
Banks-Mortgage	0.1
Machine Tools & Related Products	0.1
Electric-Distribution	0.1
111.5%
Credit Quality†#
Government — Treasury	25.2%
Government — Agency	35.7
AAA	3.2
AA	3.1
A	10.9
BBB	16.2
BB	1.9
B	1.4
CCC	0.2
Not Rated@	2.2
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A5 4.86% due 07/10/43(1)(2)	$315,000	$323,645
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	430,000	447,574
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A4 5.87% due 04/10/49(1)(2)	70,000	67,185
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	375,000	388,566
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	306,366
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)(2)	460,000	476,598
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.30% due 10/12/42(1)(2)	550,000	568,345
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW13, Class A4 5.54% due 09/11/41(1)	500,000	514,806
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	510,916
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	208,152
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11, Class A4 5.62% due 03/11/39(1)(2)	245,000	253,844
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class A4 5.91% due 09/11/38(1)(2)	550,000	574,509
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	1,373	1,372
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	344,555	354,814
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	225,000	233,155

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	$32,553	$32,596
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	175,000	180,650
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	5,318	5,319
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	600,000	596,292
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	33,780
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	575,000	577,589
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(1)(2)	100,000	105,144
GS Mortage Securities Trust Series 2007-GG10, Class A4 6.00% due 08/10/45(1)(2)	2,000,000	1,853,032
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)(2)	445,000	447,239
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	619,693
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	4,887
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)(2)	200,000	205,284
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)(2)	575,000	584,667
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.06% due 04/15/45(1)(2)	190,000	196,152
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	466,434	485,404
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class A4 5.37% due 09/15/39(1)	230,000	233,989
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(1)	300,000	288,700

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(1)(2)	$310,000	$325,708
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	210,815
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	575,000	586,723
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	509,522
Morgan Stanley Capital I, Series 2005-T19, Class A4A 4.89% due 06/12/47(1)	285,000	294,267
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	495,000	502,320
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	114,954
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2 5.98% due 01/15/39(1)	265,000	281,579
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	452,376	471,490
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	326,582	344,392
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	179,929	189,387
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B 6.00% due 08/12/45*(1)(2)	2,000,000	1,540,894
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.41% due 04/25/36(3)	3,165,291	2,186,456
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/42(1)	135,000	139,459
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(1)	500,000	496,414
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.04% due 09/25/36(2)	130,257	109,935
Total Asset Backed Securities (cost $19,166,074)		19,984,579
U.S. CORPORATE BONDS & NOTES — 25.2%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 4.95% due 06/01/14*	110,000	115,416
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	76,030

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Meccanica Holdings USA Company Guar. Notes 6.25% due 01/15/40*	$105,000	$102,944
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17*	45,000	46,125
		340,515
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	277,321
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	211,686
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	19,000	19,202
Potash Corp. of Saskatchewan, Inc. Senior Notes 5.25% due 05/15/14	60,000	64,866
Yara International ASA Notes 5.25% due 12/15/14*	355,000	375,190
		670,944
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	80,373
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	135,000	146,073
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	277,021
		503,467
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	121,530	120,922
Continental Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.50% due 06/15/11	41,000	41,923
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	250,000	269,375
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	70,000	73,587
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	126,661	130,904

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	$25,000	$27,125
		663,836
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	221,728
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	244,171
		465,899
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	75,000	76,500
Auto/Truck Parts & Equipment-Original — 0.0%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	29,000	27,985
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	25,000	25,281
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	25,000	25,407
		78,673
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission Senior Notes 11.00% due 11/01/15*	34,000	36,210
Banks-Commercial — 0.5%
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	248,518
Branch Banking & Trust Corp. Sub. Notes 0.55% due 05/23/17(3)	112,000	102,036
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	104,338
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	30,694
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	260,070
Sovereign Bank Sub. Notes 8.75% due 05/30/18	295,000	330,831
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	159,000	172,339

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	$535,000	$550,447
		1,799,273
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.26% due 06/15/67(3)	622,000	466,587
The Bank of New York Mellon Corp. Senior Notes 4.30% due 05/15/14	25,000	26,317
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	70,000	74,751
		567,655
Banks-Super Regional — 1.1%
BAC Capital Trust XV Bank Guar. Notes 1.05% due 06/01/56(3)	110,000	74,484
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	170,704
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	490,000	541,456
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	205,692
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	162,000	174,282
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	350,000	373,157
National City Corp. Senior Notes 4.90% due 01/15/15	146,000	152,506
National City Corp. Sub. Notes 6.88% due 05/15/19	100,000	111,114
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	376,575
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	96,226
USB Capital IX Company Guar. Notes 6.19% due 04/15/11(3)(4)	234,000	200,070
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	188,994
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	430,000	453,153
Wachovia Corp. Notes 5.75% due 02/01/18	100,000	106,307

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	$450,000	$474,905
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	106,087
Wells Fargo & Co. Jr. Sub. Notes 7.98% due 03/15/18(3)(4)	115,000	120,175
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	92,000	99,285
		4,025,172
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	54,155
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	128,948
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	309,319
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	75,000	89,204
		581,626
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	35,000	27,388
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(5)(12)	66,395	52,452
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	23,000	18,630
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	75,000	85,843
		184,313
Building Products-Cement — 0.0%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	95,000	98,325
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 6.25% due 06/15/15	50,000	48,000
Cable/Satellite TV — 1.3%
CCH II LLC/CCH II Capital Corp. Senior Notes 13.50% due 11/30/16	132,677	159,544
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	47,000	48,175

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Inc. Senior Notes 8.38% due 04/30/14*	$153,000	$157,207
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	741,852
Comcast Corp. Company Guar. Notes 5.15% due 03/01/20	100,000	100,899
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	72,000	76,341
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	442,417
Comcast Corp. Bonds 6.40% due 05/15/38	40,000	40,589
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	215,000	231,217
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	32,237
COX Communications, Inc. Notes 6.75% due 03/15/11	50,000	52,349
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	307,357
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	49,000	53,655
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20*	75,000	73,838
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14*	500,000	522,357
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	200,000	207,750
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	100,000	112,000
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	12,000	12,540
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	34,000	34,638

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	$425,000	$456,238
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	265,000	283,749
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	168,648
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	100,000	111,292
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	181,513
		4,608,402
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	69,000	74,348
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17*	85,000	95,412
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	35,000
		204,760
Cellular Telecom — 0.3%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	178,000	189,431
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	258,242
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	205,000	224,033
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	240,000	299,438
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	69,000	71,760
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	46,000	43,700
		1,086,604
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	21,596
Olin Corp. Senior Notes 8.88% due 08/15/19	34,000	36,890

Security Description	Principal Amount	Value (Note 2)
Chemicals-Diversified (continued)
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	$210,000	$227,351
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	125,000	106,991
		392,828
Chemicals-Plastics — 0.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. Senior Sec. Notes 8.88% due 02/01/18*	40,000	39,400
Chemicals-Specialty — 0.0%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	37,000	37,000
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	43,000	45,473
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	43,000	44,290
		89,763
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	25,000	23,938
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	109,180
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	32,860
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	131,913
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	44,000	45,100
		319,053
Computers — 0.1%
International Business Machines Corp. Senior Notes 5.60% due 11/30/39	202,000	203,739
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	45,000	45,900
Consumer Products-Misc. — 0.1%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	102,000	100,980

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Fortune Brands, Inc. Senior Notes 5.38% due 01/15/16	$200,000	$208,371
Fortune Brands, Inc. Senior Notes 6.38% due 06/15/14	200,000	218,876
		528,227
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.88% due 12/15/12	114,000	115,140
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	50,000	52,687
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	34,000	34,425
		202,252
Containers-Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	36,295
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	53,315
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	39,191
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	45,874
		174,675
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	45,000	46,463
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	45,000	38,363
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	59,000	54,870
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	92,000	64,400
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	90,000	91,912
Diversified Banking Institutions — 3.6%
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	715,946

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	$759,000	$788,692
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	248,710
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	303,000	299,438
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	505,835
Bank of America Corp. Senior Notes 5.75% due 12/01/17	175,000	179,423
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	364,009
Bank of America Corp. Notes 6.50% due 08/01/16	175,000	189,174
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	39,000	40,250
Bank of America Corp. Jr. Sub. Notes 8.00% due 01/30/18(3)(4)	225,000	229,574
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	769,839
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	364,000	363,487
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	176,000	184,937
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	210,000	217,330
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	95,000	93,862
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	244,855
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	133,727
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	300,000	306,537
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	310,000	270,517
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	200,000	213,661
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	75,461

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	$350,000	$353,674
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	100,000	116,719
GMAC, Inc. Sub. Notes 8.00% due 12/31/18	195,000	192,075
GMAC, Inc. Company Guar. Notes 8.00% due 11/01/31	160,000	152,800
JP Morgan Chase & Co. Senior Notes 4.65% due 06/01/14	100,000	105,666
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	313,000	314,967
JP Morgan Chase & Co. Notes 4.95% due 03/25/20	150,000	148,720
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	422,560
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	158,299
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	162,855
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	75,000	82,767
Morgan Stanley Senior Notes 4.20% due 11/20/14	100,000	100,221
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	296,112
Morgan Stanley Notes 5.55% due 04/27/17	100,000	102,274
Morgan Stanley Senior Notes 5.63% due 09/23/19	250,000	249,118
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	162,021
Morgan Stanley Senior Notes 6.00% due 04/28/15	311,000	333,148
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	157,441
Morgan Stanley Senior Notes 6.63% due 04/01/18	675,000	719,941

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 7.30% due 05/13/19	$183,000	$202,180
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20	100,000	99,075
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	95,000	102,695
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	95,000	97,347
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	119,995
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	153,298
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	376,393
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	444,788
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	314,664
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	145,000	144,818
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	370,000	422,836
		13,244,731
Diversified Financial Services — 0.9%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	9,070	9,433
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	13,605	14,115
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	13,605	14,081
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	22,675	23,469
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	111,466	115,367
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	117,000	118,462

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	$180,000	$182,174
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	151,962
General Electric Capital Corp. Senior Notes 5.40% due 09/20/13	100,000	108,098
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	249,965
General Electric Capital Corp. Notes 5.63% due 05/01/18	1,025,000	1,071,137
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	111,238
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	370,000	401,012
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	322,709
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	205,000	200,471
		3,093,693
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	53,491
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	36,000	33,750
SPX Corp. Senior Notes 7.63% due 12/15/14	30,000	31,388
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	264,791
		383,420
Electric-Distribution — 0.0%
The Narragansett Electric Co. Senior Notes 5.64% due 03/15/40*	105,000	101,767
Electric-Generation — 0.2%
Allegheny Energy Supply Co., LLC Senior Notes 6.75% due 10/15/39*	270,000	265,015
Edison Mission Energy Senior Notes 7.20% due 05/15/19	174,000	120,060
The AES Corp. Senior Notes 8.00% due 10/15/17	137,000	139,055

Security Description	Principal Amount	Value (Note 2)
Electric-Generation (continued)
The AES Corp. Senior Notes 8.88% due 02/15/11	$106,000	$110,108
		634,238
Electric-Integrated — 1.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	133,000	133,653
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	131,774
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	100,593
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	254,177
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	105,774
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	243,188
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	86,000	98,040
EDP Finance BV Senior Notes 5.38% due 11/02/12*	165,000	175,327
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	64,000	63,856
Entergy Texas, Inc. 1st Mtg. Notes 7.13% due 02/01/19	18,000	20,186
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	175,000	186,601
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	86,000	86,963
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	267,717
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	128,164
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	264,190
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	508,800
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	98,000	92,120
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	37,570	39,918

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Nevada Power Co. Senior Notes 6.50% due 08/01/18	$200,000	$219,009
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	163,501
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	85,777
Oncor Electric Delivery Co 1st Mtg. Bonds 6.80% due 09/01/18	150,000	168,517
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	168,445
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	202,507
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	82,151
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	512,815
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	163,060
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series A 10.25% due 11/01/15	103,000	71,585
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	2,000	1,390
Trans-Allegheny Interstate Line Co. Senior Notes 4.00% due 01/15/15*	97,000	97,117
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	216,273
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	181,060
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	106,147
		5,340,395
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	106,864
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	34,000	35,785

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	$45,000	$47,475
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	25,000	26,750
National Semiconductor Corp. Senior Notes 3.95% due 04/15/15	134,000	132,727
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	37,000	40,172
		247,124
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Notes 5.20% due 10/15/19*	270,000	271,345
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.50% due 08/01/12	68,000	70,413
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	63,822
Caterpillar Financial Services Corp. Senior Notes 7.15% due 02/15/19	100,000	117,710
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	154,122
		335,654
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	220,732
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	91,054
SLM Corp. Senior Notes 5.05% due 11/14/14	90,000	83,285
SLM Corp. Senior Notes 8.00% due 03/25/20	100,000	97,376
		492,447
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	800,000	906,614
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	108,323
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	39,409
		1,054,346

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.7%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	$250,000	$230,839
JP Morgan Capital Notes 5.88% due 03/15/35	60,000	54,596
JPMorgan Chase Capital XVII Company Guar. Notes 5.85% due 08/01/35	130,000	117,082
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.25% due 05/15/77(3)	50,000	37,524
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	254,402
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(3)(4)(7)(8)	58,000	145
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	131,000	328
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	99,000	248
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	158,701
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	256,321
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	540,000	550,612
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	92,009
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	295,000	297,659
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	251,181
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	227,107
		2,528,754
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	30,000	31,890
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	175,000	179,671
		211,561

Security Description	Principal Amount	Value (Note 2)
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 7.25% due 03/01/12	$200,000	$220,001
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	270,768
		490,769
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	52,000	54,990
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	34,000	37,910
Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	415,000	421,787
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	290,000	317,369
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	256,000	265,288
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	120,000	134,937
		1,139,381
Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	200,000	217,793
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	60,000	57,826
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	59,000	56,788
Service Corp. International Senior Notes 8.00% due 11/15/21	59,000	59,737
		116,525
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	46,000	41,860
Gas-Distribution — 0.3%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	92,102
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	150,561

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Energen Corp. Notes 7.63% due 12/15/10	$190,000	$196,818
Sempra Energy Senior Notes 6.50% due 06/01/16	188,000	210,031
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	214,496
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	129,961
		993,969
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	30,000	30,450
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	45,000	47,475
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	65,000	65,163
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(6)(9)	150,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	90,000	89,325
		89,325
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	259,222
Insurance-Life/Health — 0.8%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	40,000	41,223
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	100,282
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	318,458
Lincoln National Corp. Bonds 7.00% due 05/17/66(3)	125,000	113,750
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	138,322
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	275,000	340,760

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Pricoa Global Funding I Notes 5.45% due 06/11/14*	$500,000	$536,541
Principal Financial Group, Inc. Senior Notes 7.88% due 05/15/14	50,000	56,580
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	100,000	120,085
Principal Life Income Funding Trusts Senior Sec. Notes 0.43% due 11/08/13(3)	150,000	143,354
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	161,249
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	150,000	150,182
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	87,330
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	295,522
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*	132,000	143,185
Unum Group Senior Notes 7.13% due 09/30/16	55,000	59,787
		2,806,610
Insurance-Multi-line — 0.9%
Allstate Corp. Senior Notes 6.20% due 05/16/14	95,000	105,742
Allstate Corp. Senior Notes 7.45% due 05/16/19	250,000	293,365
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	268,852
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	114,000	110,690
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	95,000	103,670
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	107,076
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	100,000	99,066
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	120,089
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 03/30/20	75,000	73,868

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	$255,000	$261,135
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	89,652
MetLife, Inc. Notes 7.72% due 02/15/19	375,000	437,873
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	190,000	192,425
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	94,511
Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	200,000	227,886
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	150,000	170,915
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	134,025
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	134,208
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	158,737
		3,183,785
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	255,000	266,910
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	123,000	107,100
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	167,000	147,795
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	111,554
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	245,000	312,090
		945,449
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	198,304
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	35,000	38,214
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(3)	235,000	202,100

Security Description	Principal Amount	Value (Note 2)
Insurance-Property/Casualty (continued)
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	$35,000	$36,130
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	91,286
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	141,093
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	71,929
		779,056
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	140,000	138,151
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	259,484
BlackRock, Inc. Senior Notes 3.50% due 12/10/14	150,000	151,843
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	226,153
		637,480
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	189,988
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	119,074
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	240,027
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	193,397
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	118,788
		671,286
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	95,000	99,084
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Debentures 4.50% due 03/15/20	20,000	19,968
Amgen, Inc. Senior Notes 5.70% due 02/01/19	105,000	115,042

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 5.75% due 03/15/40	$147,000	$145,541
Amgen, Inc. Senior Notes 5.85% due 06/01/17	160,000	177,438
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	194,486
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	195,000	196,356
		848,831
Medical-Drugs — 0.3%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	16,000	17,280
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	235,000	259,194
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	570,000	643,804
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	100,000	114,203
Valeant Pharmaceuticals International Senior Notes 8.38% due 06/15/16*	80,000	83,600
		1,118,081
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	32,000	33,636
Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	284,000	307,120
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	109,149
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	109,933
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	215,457
		741,659
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	110,000	113,850
HCA, Inc. Senior Notes 7.50% due 11/15/95	88,000	69,080
HCA, Inc. Senior Notes 8.50% due 04/15/19*	130,000	139,831
		322,761

Security Description	Principal Amount	Value (Note 2)
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	$45,000	$42,863
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	305,000	328,535
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	301,945
		630,480
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	129,707
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	50,867
		180,574
Metal-Aluminum — 0.1%
Alcoa, Inc. Bonds 5.90% due 02/01/27	136,000	120,473
Alcoa, Inc. Senior Notes 5.95% due 02/01/37	150,000	122,989
		243,462
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	85,000	94,562
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	616,745
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	210,000	216,290
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	23,787
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	88,057
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	153,173
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	250,000	284,116
News America, Inc. Debentures 7.28% due 06/30/28	95,000	102,015
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	215,000	233,728

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	$100,000	$122,044
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	122,849
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/20	150,000	146,555
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	25,000	24,680
Viacom, Inc. Notes 4.38% due 09/15/14	70,000	72,323
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	378,386
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	79,546
		2,664,294
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	323,000	350,859
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	107,692
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	101,000	100,237
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	62,000	68,697
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	25,000	25,750
		653,235
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	153,802
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	46,255
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	189,573
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	230,000	252,429
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	116,112
		758,171

Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	$340,000	$370,107
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	200,411
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	123,000	135,300
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	167,000	163,660
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	100,000
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	71,215
Encana Corp. Notes 5.90% due 12/01/17	400,000	432,850
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	90,000	88,875
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	167,000	185,763
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	233,000	205,622
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	150,000	162,847
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	120,000	134,385
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	95,000	109,644
		1,990,572
Oil Companies-Integrated — 0.2%
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	92,000	105,598
Hess Corp. Senior Notes 7.00% due 02/15/14	200,000	228,311
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	348,665
Marathon Oil Corp. Senior Notes 6.50% due 02/15/14	30,000	33,635
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	150,000	176,191
		892,400

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	$115,000	$115,210
Valero Energy Corp. Senior Notes 6.13% due 02/01/20	200,000	200,051
		315,261
Oil-Field Services — 0.2%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	40,000	44,000
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	208,090
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	273,593
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	130,000	129,174
		654,857
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	51,000	52,785
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	14,000	14,560
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	213,731
International Paper Co. Senior Notes 7.95% due 06/15/18	50,000	58,417
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	81,256
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	146,595
		567,344
Pharmacy Services — 0.2%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	115,000	127,412
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	195,000	225,750
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	222,322
		575,484
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	54,000	52,920

Security Description	Principal Amount	Value (Note 2)
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	$60,000	$62,700
Pipelines — 1.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	99,750
DCP Midstream LLC Bonds 6.45% due 11/03/36*	220,000	218,127
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	121,734
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	212,389
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	112,000	108,851
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	90,000	91,836
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	385,422
Energy Transfer Partners, LP Senior Notes 8.50% due 04/15/14	70,000	81,433
Energy Transfer Partners, LP Senior Notes 9.00% due 04/15/19	100,000	122,791
Enterprise Products Operating LLC Notes 5.25% due 01/31/20	95,000	95,863
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	302,357
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	165,758
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	308,721
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	84,330
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	80,000	82,100
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	383,994
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	150,000	168,214
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	238,878

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	$66,000	$68,570
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	250,000	256,364
Plains All American Pipeline LP/ PAA Finance Corp. Company Guar. Notes 5.63% due 12/15/13	200,000	215,488
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	65,000	68,900
Rockies Express Pipeline LLC Senior Notes 3.90% due 04/15/15*	300,000	295,876
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	140,000	137,832
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	123,000	120,463
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	102,000	120,097
Williams Partners LP Senior Notes 3.80% due 02/15/15*	325,000	324,417
Williams Partners LP Senior Notes 7.50% due 06/15/11	285,000	301,877
		5,182,432
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	52,000	53,430
Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	20,000	20,900
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(6)(7)(8)(9)	55,000	182
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	109,795
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	128,000	121,483
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	66,774
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	161,410

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Duke Realty LP Senior Notes 6.75% due 03/15/20	$35,000	$35,623
Duke Realty LP Senior Notes 7.38% due 02/15/15	105,000	113,391
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	45,000	46,350
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	154,879
ERP Operating LP Notes 6.63% due 03/15/12	210,000	227,052
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	140,000	149,491
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	50,000	50,104
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	304,885
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	126,000	126,392
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	84,360
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	184,658
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	106,629
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	233,644
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	166,969
Simon Property Group LP Senior Notes 4.20% due 02/01/15	125,000	125,317
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	148,919
Simon Property Group LP Senior Notes 6.75% due 05/15/14	155,000	169,580
		2,887,705
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	224,935
AMB Property LP Company Guar. Notes 6.63% due 12/01/19	95,000	96,690

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services (continued)
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	$34,000	$38,080
		359,705
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	99,622
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	105,000
		204,622
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(8)(10)	70,000	613
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	345,000	355,675
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	25,000	24,750
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	30,000	28,800
		409,225
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Thru Certs. 6.04% due 12/10/28	207,319	205,044
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	79,833	88,776
		293,820
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	50,000	51,500
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	59,000	54,944
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	31,000	29,295
		84,239
Retail-Restaurants — 0.1%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	34,000	35,188
Wendy's/Arby's Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	34,000	36,550
Yum! Brands, Inc. Senior Notes 6.25% due 03/15/18	225,000	246,672
		318,410

Security Description	Principal Amount	Value (Note 2)
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	$78,000	$80,925
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	59,000	60,918
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	26,188
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	95,000	92,756
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/29/49†(4)(7)(8)	100,000	2,875
		95,631
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	45,000	42,188
Special Purpose Entities — 0.2%
Capital One Capital VI Company Guar. Notes 8.88% due 05/15/40	220,000	239,752
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	27,000	22,140
New Communications Holdings, Inc. Senior Notes 7.88% due 04/15/15*	4,000	4,110
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	16,000	16,280
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	16,000	16,120
New Communications Holdings, Inc. Senior Notes 8.75% due 04/15/22*	4,000	4,000
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	158,307
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	70,345
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	48,000	51,744
The Goldman Sachs Capital III Company Guar. Notes 1.02% due 09/01/12(3)(4)	80,000	55,600
		638,398

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	$45,000	$45,338
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	45,000	46,350
		91,688
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	34,000	35,190
Telecom Services — 0.3%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	85,000	86,700
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	54,625
Qwest Corp. Senior Notes 8.88% due 03/15/12	150,000	164,250
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	642,557
		948,132
Telephone-Integrated — 0.7%
AT&T, Inc. Notes 5.10% due 09/15/14	660,000	714,082
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	355,174
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	132,416
CenturyTel, Inc. Senior Notes 7.60% due 09/15/39	433,000	417,393
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	4,862
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	79,000	77,025
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	77,000	82,005
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	110,000	88,550
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	96,000	89,040
Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	326,823

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	$70,000	$73,422
		2,360,792
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	15,000	15,037
CBS Corp. Company Guar. Notes 5.75% due 04/15/20	100,000	100,430
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	178,000	196,163
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	291,876
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	211,401
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(3)(6)(7)(8)(9)	64,037	0
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(7)(8)	35,000	245
		815,152
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	235,000	285,556
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	332,000
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	164,145
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	269,168
Philip Morris International, Inc. Notes 6.38% due 05/16/38	220,000	237,830
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	198,604
		1,487,303
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	115,580	98,821
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	247,976	240,537
		339,358

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	$133,000	$138,826
GATX Corp. Senior Notes 4.75% due 05/15/15	95,000	94,291
		233,117
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Notes 5.65% due 05/01/17	100,000	107,184
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	70,000	70,700
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	70,000	67,987
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	74,570
		213,257
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	35,000	36,225
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	223,000	233,760
Motorola, Inc. Debentures 6.50% due 09/01/25	126,000	122,357
		356,117
Total U.S. Corporate Bonds & Notes (cost $87,158,215)		91,565,162
FOREIGN CORPORATE BONDS & NOTES — 5.5%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 6.75% due 01/15/19	75,000	83,083
Potash Corp of Saskatchewan, Inc. Senior Notes 4.88% due 03/30/20	225,000	225,386
		308,469
Banks-Commercial — 1.1%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	77,000	77,152
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	105,000	115,715
Barclays Bank PLC Senior Notes 5.13% due 01/08/20	200,000	197,214

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Barclays Bank PLC Senior Notes 5.20% due 07/10/14	$210,000	$224,246
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(4)	150,000	132,000
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(4)	94,000	82,720
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	210,000	274,058
BNP Paribas Sub. Notes 4.80% due 06/24/15*	100,000	102,305
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	105,000	105,821
Credit Suisse New York Senior Notes 3.50% due 03/23/15	100,000	99,611
Credit Suisse New York Senior Notes 5.00% due 05/15/13	100,000	107,478
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	955,000	1,011,136
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	256,928
Nordea Bank AB Senior Notes 4.88% due 01/27/20*	200,000	195,601
Nordea Bank AB Bonds 8.38% due 03/25/15(3)(4)	84,000	90,458
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	250,000	269,519
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	102,000	102,015
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15(17)	200,000	199,951
Westpac Banking Corp. Sub. Notes 0.62% due 09/30/10(3)(4)	360,000	226,800
		3,870,728
Banks-Money Center — 0.2%
Bank of Scotland PLC Senior Sub. Notes 0.57% due 05/28/10(3)(4)	40,000	19,200
Deutsche Bank AG Senior Notes 2.38% due 01/11/13	300,000	300,509
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	123,223
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	95,000	92,690

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center (continued)
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	$300,000	$320,656
		856,278
Banks-Mortgage — 0.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	199,922
Brewery — 0.1%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	335,000	395,719
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	190,000	189,729
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	215,038
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	520,000	512,650
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	200,000	195,438
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	100,000	103,843
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	59,000	60,433
		872,364
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	199,100
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(4)	108,000	94,230
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	206,095
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	670,205
Natixis Sub. Notes 0.50% due 01/15/19(3)	50,000	43,921
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	284,184
UBS AG Senior Notes 3.88% due 01/15/15	250,000	246,633
		1,545,268

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	$350,000	$372,322
Diversified Minerals — 0.3%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	200,000	218,990
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	429,000	471,554
Rio Tinto Finance USA, Ltd. Company Guar. Notes 7.13% due 07/15/28	150,000	171,698
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	70,000	84,350
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	58,000	69,020
		1,015,612
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	238,752
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	87,929
Electric-Integrated — 0.3%
EDF SA Senior Notes 5.60% due 01/27/40*	213,000	200,764
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	102,923
Electricite de France Notes 5.50% due 01/26/14*	69,000	75,756
Enel Finance International SA Company Guar. Notes 3.88% due 10/07/14*	215,000	217,795
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	100,000	95,143
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	180,000	189,556
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	217,221
		1,099,158
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Senior Sub. Notes 6.25% due 11/15/14	25,000	25,313
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 5.00% due 03/04/15	375,000	383,331

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.0%
Iberdrola Finance Ireland, Ltd. Company Guar. Notes 5.00% due 09/11/19*	$105,000	$103,193
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/15	200,000	201,771
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	124,049
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	75,213
		401,033
Insurance-Reinsurance — 0.1%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	200,000	189,444
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	267,074
Metal-Diversified — 0.2%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	133,000	146,279
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	219,500
Inco, Ltd. Senior Notes 7.75% due 05/15/12	155,000	169,785
Noranda, Inc. Notes 6.00% due 10/15/15	225,000	242,713
		778,277
Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 5.85% due 04/15/40	100,000	97,285
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	392,938
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	186,236
Nexen, Inc. Senior Notes 5.88% due 03/10/35	103,000	97,935
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	103,000	96,305
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	45,000	53,620
		827,034

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated — 0.2%
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	$250,000	$292,389
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/40	100,000	98,027
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	297,000	344,906
		735,322
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	261,088
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	37,817
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Notes 6.50% due 08/01/27†(6)(9)	25,000	0
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	339,567
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(11)	159,000	164,565
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	84,000	86,730
		251,295
Special Purpose Entities — 0.1%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(3)(4)	111,000	102,914
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	437,196
		540,110
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	138,374
ArcelorMittal Senior Notes 6.13% due 06/01/18	185,000	194,196
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	95,200
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	75,000	75,750
		503,520

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	$86,000	$90,482
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13	250,000	264,342
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	75,000	78,859
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	537,898
France Telecom SA Notes 8.50% due 03/01/31	165,000	218,863
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	242,000	247,782
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	540,000	566,994
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	80,466
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	95,000	99,864
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	101,000	107,971
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19*	270,000	270,515
		2,473,554
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	129,503
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	98,000	112,239
Total Foreign Corporate Bonds & Notes (cost $19,248,882)		20,012,869
FOREIGN GOVERNMENT AGENCIES — 1.6%
Sovereign — 1.6%
Federal Republic of Brazil Bonds 7.13% due 01/20/37	20,000	22,770
Federal Republic of Brazil Notes 8.00% due 01/15/18	444,444	518,000
Federal Republic of Brazil Bonds 8.88% due 10/14/19	650,000	836,875

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Republic of Argentina Bonds 8.28% due 12/31/33(16)	$634,451	$475,838
Republic of Colombia Bonds 6.13% due 01/18/41	200,000	191,000
Republic of Indonesia Bonds 6.63% due 02/17/37	200,000	204,080
Republic of Lithuania Bonds 7.38% due 02/11/20*	280,000	306,474
Republic of South Africa Bonds 5.50% due 03/09/20	110,000	111,375
Republic of the Philippines Bonds 6.38% due 10/23/34	340,000	334,900
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	637,520
Republic of Venezuela Bonds 9.25% due 09/15/27	550,000	430,375
Russian Federation Senior Bonds 7.50% due 03/31/30(11)	368,000	424,157
United Mexican States Notes 5.13% due 01/15/20	200,000	202,000
United Mexican States Notes 5.88% due 02/17/14	200,000	223,100
United Mexican States Notes 5.95% due 03/19/19	400,000	432,000
United Mexican States Notes 6.05% due 01/11/40	330,000	329,175
Total Foreign Government Agencies (cost $5,552,848)		5,679,639
MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
California State Build America General Obligation Bonds 7.55% due 04/01/39	325,000	336,008
California State Public Works Board Build America Bonds 8.36% due 10/01/34	125,000	128,744
California State Refunding Bond General Obligation 4.85% due 10/01/14	125,000	127,960
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	155,000	153,471
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57	210,000	208,782

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	$160,000	$186,309
North Texas Thruway Authority Revenue Bonds 6.72% due 01/01/49	385,000	403,772
State of California General Obligation Bonds 7.63% due 03/01/40	105,000	109,323
Total Municipal Bonds & Notes (cost $1,605,874)		1,654,369
U.S. GOVERNMENT AGENCIES — 33.9%
Federal Home Loan Bank — 1.6%
0.75% due 03/18/11	965,000	966,760
1.38% due 05/16/11	1,225,000	1,234,935
2.63% due 05/20/11	960,000	981,353
3.38% due 02/27/13	2,635,000	2,755,293
		5,938,341
Federal Home Loan Mtg. Corp. — 4.3%
3.75% due 03/27/19	796,000	776,525
4.13% due 07/12/10	403,000	407,376
4.50% due 01/15/13	4,083,000	4,396,133
4.50% due 01/01/39	396,180	397,570
4.75% due 01/18/11	670,000	692,184
5.00% due 07/01/35	141,556	146,566
5.00% due 10/01/35	819,083	848,073
5.00% due 11/01/36	265,460	274,482
5.00% due 12/01/36	547,052	565,644
5.00% due 01/01/37	207,683	214,741
5.00% due 03/01/38	248,120	256,539
5.00% due 07/01/39	1,162,138	1,201,454
5.48% due 03/01/36(3)	92,505	97,868
5.50% due 07/01/37	462,489	488,919
5.50% due 08/01/37	27,330	28,892
5.50% due 09/01/37	402,442	425,440
5.50% due 10/01/37	1,834,326	1,939,151
5.94% due 10/01/36(3)	473,967	501,735
6.00% due 11/01/37	216,604	232,785
6.25% due 07/15/32	206,000	238,433
6.50% due 03/01/37	402,091	437,782
6.50% due 11/01/37	325,385	354,268
6.75% due 03/15/31	100,000	121,388
Federal Home Loan Mtg. Corp., REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	467,302
		15,511,250
Federal National Mtg. Assoc. — 6.1%
Federal National Mtg. Assoc. STRIPS zero coupon due 10/09/19(13)	1,955,000	1,143,851
Federal National Mtg. Assoc. 2.13% due 01/25/13	162,000	163,383
2.38% due 05/20/10	605,000	606,747
2.51% due 01/01/35(3)	377,774	381,764
3.42% due 07/01/35(3)	31,838	33,111
4.45% due 02/01/34(3)	199,261	206,704
4.50% due 10/01/24	927,224	963,162
4.50% due 01/01/39	183,223	183,866

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 06/01/39	$786,245	$788,924
4.50% due 11/01/39	4,841,911	4,858,408
4.75% due 10/01/35(3)	112,848	117,945
4.97% due 12/01/35(3)	44,597	46,579
5.00% due 03/15/16	92,000	100,843
5.00% due 10/01/35	468,867	485,022
5.28% due 11/01/36(3)	48,199	50,666
5.38% due 11/15/11	3,278,000	3,510,731
5.50% due 11/01/22	135,268	144,860
5.50% due 07/01/23	1,056,661	1,131,529
5.50% due 11/01/36	1,094,334	1,155,223
5.50% due 12/01/36	14,787	15,610
5.50% due 07/01/38	1,657,833	1,749,205
6.00% due 05/15/11	250,000	265,100
6.00% due 10/01/36	1,647,095	1,758,042
6.00% due 07/01/38	909,165	966,854
6.25% due 05/15/29	558,000	630,441
6.50% due 07/01/36	254,914	277,024
6.50% due 10/01/37	31,923	34,642
6.63% due 11/15/30	374,000	446,955
		22,217,191
Government National Mtg. Assoc. — 21.9%
4.50% due 04/15/18	138,256	146,082
4.50% due 05/15/18	888,695	937,859
4.50% due 08/15/18	45,680	48,208
4.50% due 09/15/18	369,847	390,307
4.50% due 10/15/18	1,475,107	1,556,713
4.50% due 09/15/33	572,737	585,350
4.50% due May TBA	40,000,000	40,318,760
5.00% due 06/15/33	17,754	18,601
5.00% due 08/15/33	102,692	107,587
5.00% due 09/15/33	156,014	163,452
5.00% due 10/15/33	109,543	114,765
5.00% due 11/15/33	12,802	13,413
5.00% due 06/15/34	377,389	395,026
5.00% due 05/15/35	21,152	22,100
5.00% due 09/15/35	20,632	21,557
5.00% due 11/15/35	811,926	848,348
5.00% due 02/15/36	491,443	512,567
5.00% due 02/20/36	1,183,271	1,230,516
5.00% due 03/15/36	395,923	412,941
5.00% due 05/15/36	457,726	477,401
5.00% due 06/15/36	473,480	493,832
5.00% due 08/15/36	25,934	27,049
5.00% due 07/15/38	1,290,405	1,344,258
5.00% due 08/15/38	6,615,876	6,891,983
5.50% due 02/15/32	24,538	26,170
5.50% due 03/15/32	28,112	30,127
5.50% due 12/15/32	39,612	42,247
5.50% due 01/15/33	17,047	18,176
5.50% due 02/15/33	108,761	115,963
5.50% due 03/15/33	409,961	437,106
5.50% due 04/15/33	1,239,612	1,321,669
5.50% due 05/15/33	7,494	7,990
5.50% due 06/15/33	1,551,140	1,653,849
5.50% due 07/15/33	1,439,686	1,535,012
5.50% due 08/15/33	225,410	240,335
5.50% due 09/15/33	34,893	37,204
5.50% due 11/15/33	195,053	207,968

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 12/15/33	$13,573	$14,471
5.50% due 01/15/34	512,266	545,626
5.50% due 02/15/34	185,097	197,150
6.00% due 04/15/28	554,398	598,107
6.00% due 01/15/29	98,601	106,958
6.00% due 03/15/29	56,504	61,294
6.00% due 11/15/31	41,491	45,007
6.00% due 12/15/31	99,948	108,419
6.00% due 04/15/32	81,812	88,747
6.00% due 08/15/32	17,927	19,447
6.00% due 09/15/32	75,013	81,371
6.00% due 10/15/32	259,682	281,692
6.00% due 11/15/32	96,338	104,503
6.00% due 01/15/33	14,423	15,610
6.00% due 02/15/33	168,484	182,344
6.00% due 03/15/33	46,713	50,556
6.00% due 09/15/33	65,361	70,737
6.00% due 01/15/34	279,157	301,073
6.00% due 03/15/34	140,847	151,905
6.00% due 05/15/34	63,127	68,083
6.00% due 07/15/34	69,081	74,504
6.00% due 08/15/34	558,907	602,786
6.00% due 09/15/34	88,410	95,350
6.00% due 11/15/34	394,070	425,008
6.00% due 03/15/35	255,620	274,729
6.00% due 08/15/35	371,744	399,535
6.00% due 01/15/36	175,317	187,930
6.00% due 02/15/36	189,861	203,520
6.00% due 04/15/36	313,027	335,548
6.00% due 05/15/36	192,405	206,247
6.00% due 06/15/36	674,719	723,262
6.00% due 07/15/36	134,343	144,009
6.00% due 08/15/36	470,938	504,615
6.00% due 09/15/36	561,625	602,031
6.00% due 10/15/36	1,190,968	1,276,694
6.00% due 11/15/36	348,252	373,308
6.00% due 12/15/36	120,678	129,360
6.00% due 10/15/39	6,360,369	6,804,056
6.50% due 09/15/28	14,889	16,427
6.50% due 06/15/31	10,931	12,018
6.50% due 09/15/31	29,942	32,922
6.50% due 10/15/31	16,843	18,519
6.50% due 11/15/31	3,036	3,338
6.50% due 12/15/31	12,276	13,498
7.50% due 09/15/30	26,542	30,028
		79,334,833
Total U.S. Government Agencies (cost $119,964,124)		123,001,615
U.S. GOVERNMENT TREASURIES — 23.6%
United States Treasury Bonds — 9.2%
4.25% due 05/15/39	5,112,000	4,736,585
4.38% due 02/15/38	3,720,000	3,537,489
4.38% due 11/15/39	730,000	690,306
4.50% due 05/15/38	82,000	79,553
4.50% due 08/15/39	6,710,000	6,479,344
4.75% due 02/15/37	2,000,000	2,027,500
5.25% due 11/15/28	235,000	255,856

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
5.38% due 02/15/31	$500,000	$553,125
6.25% due 08/15/23	2,027,000	2,435,885
7.13% due 02/15/23	1,899,000	2,447,336
7.88% due 02/15/21	1,267,000	1,704,115
8.13% due 08/15/19	66,000	88,749
8.13% due 05/15/21	22,000	30,130
8.75% due 05/15/20	1,035,000	1,458,703
8.75% due 08/15/20	942,000	1,331,459
9.00% due 11/15/18	3,800,000	5,327,421
9.13% due 05/15/18	55,000	77,065
		33,260,621
United States Treasury Notes — 14.4%
2.00% due 11/30/13	188,000	188,323
2.25% due 01/31/15	2,407,000	2,380,862
2.38% due 09/30/14	64,000	64,020
2.38% due 02/28/15	2,099,000	2,084,580
2.75% due 11/30/16	5,000	4,862
3.13% due 05/15/19	113,000	107,624
3.25% due 06/30/16	1,250,000	1,264,063
3.38% due 11/30/12	5,197,000	5,470,248
3.38% due 11/15/19	472,000	455,443
3.63% due 08/15/19	32,000	31,610
3.63% due 02/15/20	56,000	55,046
3.88% due 05/15/18	235,000	240,930
4.00% due 11/15/12	5,534,000	5,914,462
4.00% due 02/15/14	3,775,000	4,057,242
4.00% due 02/15/15	6,416,000	6,869,130
4.00% due 08/15/18	399,000	411,001
4.25% due 10/15/10	1,148,000	1,172,708
4.25% due 08/15/13	2,053,000	2,221,732
4.25% due 11/15/13	2,056,000	2,227,065
4.25% due 08/15/14	2,729,000	2,959,259
4.25% due 11/15/14	3,985,000	4,318,433
4.25% due 08/15/15	498,000	537,685
4.25% due 11/15/17	2,041,000	2,158,994
4.50% due 02/15/16	225,000	245,092
4.50% due 05/15/17	50,000	53,984
4.63% due 08/31/11	1,876,000	1,980,426
4.75% due 05/15/14	430,000	474,747
4.75% due 08/15/17	125,000	136,729
4.88% due 02/15/12	448,000	480,795
5.00% due 02/15/11	437,000	454,599
5.00% due 08/15/11	3,271,000	3,467,515
		52,489,209
Total U.S. Government Treasuries (cost $85,293,939)		85,749,830
EXCHANGE TRADED FUNDS — 1.1%
Index Fund-Debt — 1.1%
iShares Barclays 1-3 Year Treasury Bond Fund	19,300	1,609,041
iShares Barclays 3-7 Year Treasury Bond Fund	12,700	1,411,986
iShares Barclays 7-10 Year Treasury Bond Fund	5,600	501,200
iShares Barclays 10-20 Year Treasury Bond Fund	2,100	226,170

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE TRADED FUNDS (continued)
Index Fund-Debt (continued)
iShares Barclays 20+ Year Treasury Bond Fund	2,600	$232,596
Total Exchange Traded Funds (cost $3,994,733)		3,980,993
WARRANTS — 0.0%
Printing-Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $16.30)† (cost $0)	8	24
Total Long-Term Investment Securities (cost $341,984,689)		351,629,080
SHORT-TERM INVESTMENT SECURITY — 5.4%
U.S. Government Agency — 5.4%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/10 (cost $19,500,000)	$19,500,000	19,500,000
REPURCHASE AGREEMENTS — 9.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $351,000 and collateralized by $360,000 of United States Treasury Bills, bearing interest at 0.16% due 07/22/10 and having an approximate value of $359,820.	351,000	351,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $586,000 and collateralized by $600,000 of United States Treasury Bills, bearing interest at 0.21% due 09/16/10 and having an approximate value of $599,400.	586,000	586,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $7,780,000 and collateralized by $7,780,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $7,939,490.	7,780,000	7,780,000
Bank of America Joint Repurchase Agreement(14)	1,615,000	1,615,000
State Street Bank & Trust Co., Joint Repurchase Agreement(14)	19,000,000	19,000,000

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(14)	$285,000	$285,000
UBS Securities LLC Joint Repurchase Agreement(14)	4,192,000	4,192,000
Total Repurchase Agreements (cost $33,809,000)		33,809,000
TOTAL INVESTMENTS (cost $395,293,689)(15)	111.5%	404,938,080
Liabilities in excess of other assets	(11.5)	(41,784,441)
NET ASSETS	100.0%	$363,153,639

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $20,100,820 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security - the rate reflected is as of March 31, 2010, maturity date reflects the stated maturity date.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(4)  Perpetual maturity - maturity date reflects the next call date.

(5)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.

(7)  Bond in default

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(10)  Income may be received in cash or additional shares at the discretion of the issuer.

(11)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2010.

(13)  Principal Only

(14)  See Note 2 for details of Joint Repurchase Agreements.

(15)  See Note 3 for cost of investments on a tax basis.

(16)  A portion of the interest was paid in additional bonds.

(17)  Subsequent to March 31, 2010, interest payments have been suspended for twenty-four months according to the agreement with the European Commission.

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2010	Unrealized Appreciation (Depreciation)
6	Short	U.S. Treasury Long Bonds	June 2010	$701,001	$696,750	$4,251
12	Short	U.S. Treasury 10YR Notes	June 2010	1,405,471	1,395,000	10,471
						$14,722

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$19,984,579	$—	$19,984,579
U.S. Corporate Bonds & Notes	—	91,183,699	381,463	91,565,162
Foreign Corporate Bonds & Notes	—	20,012,869	0	20,012,869
Foreign Government Agencies	—	5,679,639	—	5,679,639
Municipal Bonds & Notes	—	1,654,369	—	1,654,369
U.S. Government Agencies	—	123,001,615	—	123,001,615
U.S. Government Treasuries	—	85,749,830	—	85,749,830
Exchange Traded Funds	3,980,993	—	—	3,980,993
Warrants	24	—	—	24
Short-Term Investment Security:
U.S. Government Agency	—	19,500,000	—	19,500,000
Repurchase Agreements	—	33,809,000	—	33,809,000
Other Financial Instruments@
Open Futures Contracts - Appreciation	14,722	—	—	14,722
Total	$3,995,739	$400,575,600	$381,463	$404,952,802

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 3/31/2009	$165,000	$258,439	$—
Accrued discounts/premiums	—	2,482	—
Realized gain(loss)	7	(94,574)	—
Change in unrealized appreciation(depreciation)	109,993	163,407	—
Net purchases(sales)	(275,000)	99,482	0
Transfers in and/or out of Level 3	—	(47,773)	—
Balance as of 3/31/2010	$—	$381,463	$0

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio#

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
United States Treasury Notes	48.6%
Sovereign	41.4
Repurchase Agreements	8.7
Gambling (Non-Hotel)	0.1
Paper & Related Products	0.2
99.0%

*  Calculated as a percentage of net assets

#  See Note 1

Credit Quality†#
Government — Treasury	49.8%
AAA	31.4
A	15.6
BB	0.2
D	0.5
Not Rated@	2.5
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Principal Amount(10)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.2%
Electric-Integrated — 0.0%
Southern Energy, Inc. Notes 7.90% due 07/15/09†(1)(2)		$175,000	$0
Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*		283,000	154,235
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(1)(2)		75,000	0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)		794,000	0
			0
Oil Companies-Exploration & Production — 0.0%
Belden & Blake Corp. Sec. Notes 8.75% due 07/15/12		25,000	23,375
Paper & Related Products — 0.1%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)		55,611	53,943
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17†(1)(2) (3)(4)		535,000	1,766
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(3)(4)(5)		830,000	7,262
Television — 0.0%
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(1)(2)(3) (4)(5)(6)		660,543	0
Total U.S. Corporate Bonds & Notes (cost $1,457,933)			240,581
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Bonds 6.50% due 08/01/27†(1)(2) (cost $0)		375,000	0
FOREIGN GOVERNMENT AGENCIES — 11.9%
Sovereign — 11.9%
Bundesrepublik Deutschland Bonds 1.50% due 04/15/16(9)	EUR	4,620,571	6,608,357
Swedish Government Bond 1.00% due 04/01/12	SEK	20,000,000	3,056,837
Swedish Government Bond 3.50% due 12/01/15	SEK	18,525,000	3,480,204

Security Description	Shares/ Principal Amount(10)		Value (Note 2)
Sovereign (continued)
United Mexican States Bonds 4.50% due 12/18/14	MXN	54,816,838	$4,859,311
Total Foreign Government Agencies (cost $17,765,988)			18,004,709
FOREIGN GOVERNMENT TREASURIES — 29.5%
Sovereign — 29.5%
Australian Government Bond 4.00% due 08/20/15	AUD	2,000,000	3,001,065
French Government Bond 1.00% due 07/25/17(9)	EUR	1,623,103	2,240,716
French Government Bond 1.60% due 07/25/11(9)	EUR	3,310,050	4,634,573
Italy Buoni Poliennali del Tesoro Bonds 1.85% due 09/15/12(9)	EUR	4,197,840	5,956,424
Italy Buoni Poliennali del Tesoro Bonds 2.10% due 09/15/17(9)	EUR	4,513,736	6,401,609
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19(9)	EUR	2,976,392	4,219,461
United Kingdom Gilt Bonds 1.25% due 11/22/17(9)	GBP	10,938,777	17,574,477
Total Foreign Government Treasuries (cost $45,141,516)			44,028,325
U.S. GOVERNMENT TREASURIES — 48.6%
United States Treasury Notes(9) — 48.6%
1.25% due 04/15/14 TIPS		$4,606,965	4,761,731
1.63% due 01/15/15 TIPS		9,871,803	10,312,954
1.63% due 01/15/18 TIPS		6,799,931	6,956,649
2.00% due 04/15/12 TIPS		3,950,564	4,137,600
2.00% due 01/15/14 TIPS		17,911,160	19,018,015
2.00% due 01/15/16 TIPS		10,452,357	11,089,303
2.13% due 01/15/19 TIPS		2,976,993	3,135,842
2.38% due 01/15/17 TIPS		12,247,818	13,224,777
Total U.S. Government Treasuries (cost $73,283,528)			72,636,871
COMMON STOCK — 0.1%
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(1)(2)		275,000	0
Food-Misc. — 0.0%
Wornick Co.†(1)(2)		765	29,835
Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.†(1)(2)		21,375	18,158
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)(2)		25	55,150
Printing-Commercial — 0.0%
World Color Press, Inc.†		217	2,593
Total Common Stock (cost $163,568)			105,736

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Shares/ Principal Amount(10)	Value (Note 2)
WARRANTS — 0.0%
Printing-Commercial — 0.0%
World Color Press, Inc. Expires 07/20/14 (strike price $13.00)†	123	$646
World Color Press, Inc. Expires 07/20/14 (strike price $16.30)†	123	369
Total Warrants (cost $0)		1,015
Total Long-Term Investment Securities (cost $137,812,533)		135,017,237
REPURCHASE AGREEMENTS — 8.7%
Bank of America Joint Repurchase Agreement(7)	$11,040,000	11,040,000
UBS Securities LLC Joint Repurchase Agreement(7)	1,950,000	1,950,000
Total Repurchase Agreements (cost $12,990,000)		12,990,000
TOTAL INVESTMENTS (cost $150,802,533)(8)	99.0%	148,007,237
Other assets less liabilities	1.0	1,493,641
NET ASSETS	100.0%	$149,500,878

#  See Note 1

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $154,235 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $104,909 representing 0.1% of net assets.

(3)  Bond in default

(4)  Company has filed for Chapter 11 bankruptcy protection.

(5)  Income may be received in cash or additional shares at the discretion of the issuer.

(6)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(7)  See Note 2 for details of Joint Repurchase Agreements.

(8)  See Note 3 for cost of investments on a tax basis.

(9)  Principal amount of security is adjusted for inflation.

(10)  Denominated in United States dollars unless otherwise indicated.

TIPS — Treasury Inflation Protected Securities

Seasons Series Trust Real Return Portfolio#

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
EUR	22,134,000	USD	30,355,250	06/16/2010	$458,625
SEK	47,431,000	USD	6,638,349	06/16/2010	68,482
					527,107
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
AUD	3,306,000	USD	2,961,895	06/16/2010	$(47,807)
GBP	11,463,000	USD	17,263,412	06/16/2010	(124,264)
MXN	60,210,000	USD	4,727,488	06/16/2010	(106,238)
					(278,309)
Net Unrealized Appreciation (Depreciation)					$248,798

AUD — Australian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

MXN — Mexican Peso

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$184,872	$55,709	$240,581
Foreign Corporate Bonds & Notes	—	—	0	0
Foreign Government Agencies	—	18,004,709	—	18,004,709
Foreign Government Treasuries	—	44,028,325	—	44,028,325
U.S. Government Treasuries	—	72,636,871	—	72,636,871
Common Stock	2,593	—	103,143	105,736
Warrants	1,015	—	—	1,015
Repurchase Agreement	—	12,990,000	—	12,990,000
Other Financial Instruments@
Open Forward Currency Contracts - Appreciation	—	527,107	—	527,107
Open Forward Currency Contracts - Depreciation	—	(278,309)	—	(278,309)
Total	$3,608	$148,093,575	$158,852	$148,256,035

@  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Loans	Foreign Corporate Bonds & Notes	Common Stock	Preferred Stock
Balance as of 3/31/2009	$5,600	$1,043,168	$419,343	$—	$38,250	$5,192
Accrued discounts/premiums	—	10,260	(215)	—	—
Realized gain(loss)	(13,720)	(620,663)	(2,206)	—	—	(58,056)
Change in unrealized appreciation(depreciation)	22,400	(270,931)	165,498	—	(54)	52,864
Net purchases(sales)	(14,280)	(106,125)	(582,420)	0	64,947	—
Transfers in and/or out of Level 3	—	—	—	—	—	—
Balance as of 3/31/2010	$—	$55,709	$—	$0	$103,143	$—

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Banks-Foreign-U.S. Branch	33.4%
U.S. Government Agencies	17.6
Asset Backed Commercial Paper/Fully Supported	13.6
Asset Backed Commercial Paper/Auto	7.3
Asset Backed Commercial Paper/Diversified	7.0
Asset Backed Commercial Paper/Other	3.9
Asset Backed Commercial Paper/Credit Card	3.4
Asset Backed Commercial Paper/Real Estate	3.4
U.S. Government Treasuries	3.4
Asset Backed Commercial Paper/Hybrid	2.1
Banks-Domestic	1.9
Diversified	1.4
Food & Beverage	1.4
Municipal Bonds	1.0
Healthcare	0.9
Other	0.5
102.2%

Weighted average days to maturity — 46 days

Credit Quality#†
Government — Treasury	3.3%
Government — Agency	17.2
AAA	0.8
AA	0.2
A-1+	34.2
A-1	41.4
A-2	2.4
D	0.0
Not rated@	0.5
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 102.2%
Asset-Backed Commercial Paper — 40.7%
Atlantis One Funding Corp. 0.28% due 07/06/10*	$500,000	$499,640
Atlantis One Funding Corp. 0.30% due 07/01/10*	800,000	799,464
Atlantis One Funding Corp. 0.31% due 07/07/10*	800,000	799,408
Atlantis One Funding Corp. 0.31% due 07/13/10*	500,000	499,595
Atlantis One Funding Corp. 0.31% due 07/19/10*	500,000	499,560
Barton Capital Corp. 0.20% due 04/05/10*	300,000	299,993
Barton Capital Corp. 0.20% due 05/14/10*	250,000	249,940
Cancara Asset Securitisation LLC 0.21% due 04/01/10*	2,000,000	2,000,000
Cancara Asset Securitisation LLC 0.27% due 06/17/10*	250,000	249,838
Chariot Funding LLC 0.16% due 04/06/10*	2,000,000	1,999,956
Citibank Credit Card Issuance Trust 0.20% due 04/07/10*	2,000,000	1,999,933
Clipper Receivables Co. LLC 0.28% due 07/01/10*	600,000	599,748
Edison Asset Securitization LLC 0.19% due 04/27/10*	2,000,000	1,999,726
Edison Asset Securitization LLC 0.20% due 04/26/10*	600,000	599,917
Edison Asset Securitization LLC 0.21% due 06/01/10*	1,000,000	999,600
Fairway Finance LLC 0.20% due 05/19/10*	1,000,000	999,733
Falcon Asset Securitization Co. LLC 0.20% due 05/25/10*	400,000	399,880
Falcon Asset Securitization Co. LLC 0.21% due 07/01/10*	1,200,000	1,199,100
FCAR Owner Trust 0.23% due 04/01/10	1,600,000	1,600,000
FCAR Owner Trust 0.23% due 04/05/10	400,000	399,990
FCAR Owner Trust 0.25% due 04/01/10	500,000	500,000
FCAR Owner Trust 0.25% due 04/08/10	700,000	699,966
FCAR Owner Trust 0.25% due 04/22/10	650,000	649,905
Gemini Securitization Corp. LLC 0.19% due 04/28/10*	5,000,000	4,999,287
Gemini Securitization Corp. LLC 0.20% due 05/10/10*	250,000	249,946
Govco LLC 0.23% due 06/02/10*	400,000	399,800
Govco LLC 0.26% due 06/14/10*	1,000,000	999,390
Grampian Funding LLC 0.26% due 06/01/10*	1,500,000	1,499,580
Grampian Funding LLC 0.27% due 04/19/10*	1,500,000	1,499,798

Security Description	Principal Amount	Value (Note 2)
Asset-Backed Commercial Paper (continued)
Grampian Funding LLC 0.27% due 04/22/10*	$300,000	$299,953
Jupiter Securitization Co. LLC 0.20% due 05/17/10*	250,000	249,936
LMA Americas LLC 0.19% due 04/14/10*	250,000	249,983
LMA Americas LLC 0.20% due 05/06/10*	1,300,000	1,299,747
LMA Americas LLC 0.22% due 05/27/10*	400,000	399,863
LMA Americas LLC 0.26% due 06/15/10*	250,000	249,845
LMA Americas LLC 0.27% due 05/17/10*	3,000,000	2,998,965
Matchpoint Master Trust 0.30% due 05/10/10*	1,000,000	999,675
Matchpoint Master Trust 0.32% due 05/10/10*	1,000,000	999,653
MetLife Short Term Funding LLC 0.27% due 07/09/10*	1,000,000	999,310
Royal Park Investments Funding Corp. 0.22% due 04/07/10*	300,000	299,989
Royal Park Investments Funding Corp. 0.24% due 04/07/10*	800,000	799,968
Sheffield Receivables Corp. 0.20% due 05/13/10*	3,500,000	3,499,183
Total Asset-Backed Commercial Paper (cost $42,539,281)		43,538,763
Certificates of Deposit — 33.4%
Allied Irish Banks PLC 0.60% due 04/15/10	825,000	825,000
Allied Irish Banks PLC 0.60% due 04/20/10	333,000	333,000
Banco Bilbao Vizcaya Argentaria 1.46% due 04/30/10	250,000	250,245
Bank of Ireland 0.60% due 04/21/10	1,500,000	1,500,000
Bank of Tokyo-Mitisubishi UFJ, Ltd. 0.24% due 06/04/10	800,000	799,912
Bank of Tokyo-Mitisubishi UFJ, Ltd. 0.25% due 06/10/10	600,000	599,940
Bank of Tokyo-Mitisubishi UFJ, Ltd. 0.28% due 06/23/10	600,000	599,970
Bank of Tokyo-Mitisubishi UFJ, Ltd. 0.30% due 06/18/10	300,000	300,000
Bank of Tokyo-Mitisubishi UFJ, Ltd. 0.30% due 06/21/10	1,000,000	1,000,000
Barclays Bank PLC 0.30% due 07/09/10	3,000,000	2,999,670
Barclays Bank PLC 0.45% due 04/27/10	2,000,000	2,000,000
BNP Paribas 0.23% due 05/26/10	1,500,000	1,500,000
BNP Paribas 0.24% due 06/10/10	3,000,000	2,999,700
BNP Paribas 0.24% due 06/11/10	500,000	499,950
Calyon 0.22% due 04/23/10	5,500,000	5,500,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Dexia Credit Local SA 0.30% due 05/03/10	$3,000,000	$3,000,000
Natixis 0.22% due 04/01/10	700,000	700,000
Natixis 0.22% due 04/12/10	1,000,000	1,000,000
Natixis 0.23% due 04/19/10	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp. 0.21% due 05/11/10	800,000	800,000
Sumitomo Mitsui Banking Corp. 0.22% due 05/14/10	1,000,000	1,000,000
Toronto Dominion Bank 0.26% due 07/14/10	1,000,000	1,000,290
UBS AG 0.34% due 04/30/10	1,000,000	1,000,000
UBS AG 0.42% due 06/14/10	1,500,000	1,500,375
UBS AG 0.46% due 05/27/10	1,000,000	1,000,000
UBS AG 0.52% due 05/19/10	2,000,000	2,000,000
Total Certificates of Deposit (cost $35,708,245)		35,708,052
Commercial Paper — 5.6%
Citigroup Funding, Inc. 0.25% due 04/21/10	1,000,000	999,861
Citigroup Funding, Inc. 0.26% due 04/29/10	1,000,000	999,798
General Electric Capital Corp. 0.22% due 07/02/10	1,500,000	1,498,980
Johnson & Johnson 0.20% due 06/10/10*	1,000,000	999,700
The Coca-Cola Co. 0.20% due 04/13/10*	1,500,000	1,499,900
Total Commercial Paper (cost $6,997,584)		5,998,239
U.S. Corporate Notes — 0.5%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	394,530	6,194
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	592,099	9,296
Issuer Entity LLC 0.14% due 10/28/10(1)(2)(3)(7)	1,921,914	495,277
Total U.S. Corporate Notes (cost $1,947,185)		510,767
Municipal Bonds & Notes — 1.0%
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.23% due 04/01/10(9)	890,000	890,000
State of Texas General Obligation Bonds 0.25% due 04/07/10(9)	250,000	250,000
Total Municipal Bonds & Notes (cost $1,140,000)		1,140,000

Security Description	Principal Amount	Value (Note 2)
U.S. Government Agencies — 17.6%
Federal Home Loan Bank Disc. Notes
0.00% due 04/01/10	$14,280,000	$14,280,000
0.20% due 07/14/10	800,000	799,608
Federal Home Loan Mtg. Corp. Disc. Notes
0.18% due 07/07/10	1,000,000	999,540
0.20% due 07/19/10	250,000	249,873
0.20% due 07/02/10	250,000	249,892
0.20% due 07/21/10	250,000	249,870
0.21% due 07/23/10	1,000,000	999,470
0.22% due 07/23/10	1,000,000	999,470
Total U.S. Government Agencies (cost $18,827,274)		18,827,723
U.S. Government Treasuries — 3.4%
United States Treasury Bills
0.15% due 07/15/10	1,000,000	999,550
0.18% due 08/26/10	1,000,000	999,180
0.20% due 07/01/10	500,000	499,805
0.23% due 09/23/10	400,000	399,560
United States Treasury Notes 2.00% due 09/30/10	700,000	706,041
Total U.S. Government Treasuries (cost $3,603,716)		3,604,136
Total Short-Term Investment Securities — 102.2% (cost $110,763,285)		109,327,680
TOTAL INVESTMENTS (cost $110,763,285)(8)	102.2%	109,327,680
Liabilities in excess of other assets	(2.2)	(2,392,166)
NET ASSETS	100.0%	$106,935,514

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2010, the aggregate value of these securities was $42,203,992 representing 39.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2010, the aggregate value of these securities was $510,767 representing 0.5% of net assets.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2010.

(4)  Security in default

(5)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of March 31, 2010, represents the Notes' residual value that may be distributed to the Portfolio.

(7)  The secured liquidity notes ("SLNs") issued by the Ottimo Funding Ltd. ("Ottimo") and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issue of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)  See Note 3 for cost of investments on a tax basis.

(9)  Variable Rate Security — the rate reflected is as of March 31, 2010, maturity date reflects next reset date.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset Backed Commerical Paper	$—	$43,538,763	$—	$43,538,763
Certificates of Deposit	—	35,708,052	—	35,708,052
Commerical Paper	—	5,998,239	—	5,998,239
U.S. Corporate Notes	—	—	510,767	510,767
Municipal Bonds & Notes	—	1,140,000	—	1,140,000
U.S. Government Agencies	—	18,827,723	—	18,827,723
U.S. Government Treasuries	—	3,604,136	—	3,604,136
Total	$—	$108,816,913	$510,767	$109,327,680

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Notes
Balance as of 3/31/2009	$541,433
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)	171,177
Net purchases(sales)	(201,843)
Transfers in and/or out of Level 3	—
Balance as of 3/31/2010	$510,767

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Computers	17.9%
Retail-Restaurants	8.1
Medical-Biomedical/Gene	8.1
Diversified Banking Institutions	5.8
Web Portals/ISP	5.8
Retail-Drug Store	5.1
Multimedia	4.7
Diversified Minerals	4.0
Chemicals-Diversified	3.7
E-Commerce/Services	3.7
Oil & Gas Drilling	3.4
E-Commerce/Products	3.3
Commercial Services-Finance	3.2
Repurchase Agreements	2.9
Electronic Components-Semiconductors	2.8
Wireless Equipment	2.6
Auto/Truck Parts & Equipment-Original	2.4
Investment Management/Advisor Services	2.3
Finance-Other Services	2.2
Medical-Generic Drugs	2.0
Index Fund	1.7
Aerospace/Defense	1.6
Index Fund-Small Cap	1.6
U.S. Government Agency	1.2
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 92.8%
Aerospace/Defense — 1.6%
Spirit Aerosystems Holdings, Inc., Class A†	52,800	$1,234,464
Auto/Truck Parts & Equipment-Original — 2.4%
Lear Corp.†	22,600	1,793,310
Chemicals-Diversified — 3.7%
The Dow Chemical Co.	95,998	2,838,661
Commercial Services-Finance — 3.2%
Visa, Inc., Class A	26,669	2,427,679
Computers — 17.9%
Apple, Inc.†	42,578	10,002,850
Hewlett-Packard Co.	67,900	3,608,885
		13,611,735
Diversified Banking Institutions — 5.8%
Bank of America Corp.	73,746	1,316,366
JP Morgan Chase & Co.	34,529	1,545,173
The Goldman Sachs Group, Inc.	9,143	1,560,070
		4,421,609
Diversified Minerals — 4.0%
BHP Billiton PLC ADR	44,200	3,024,606
E-Commerce/Products — 3.3%
Amazon.com, Inc.†	18,565	2,519,827
E-Commerce/Services — 3.7%
priceline.com, Inc.†	10,941	2,789,955
Electronic Components-Semiconductors — 2.8%
Avago Technologies, Ltd.†	104,700	2,152,632
Finance-Other Services — 2.2%
CME Group, Inc.	5,215	1,648,514
Investment Management/Advisor Services — 2.3%
Invesco, Ltd.	81,300	1,781,283
Medical-Biomedical/Gene — 8.1%
Celgene Corp.†	63,303	3,922,254
Gilead Sciences, Inc.†	48,555	2,208,281
		6,130,535
Medical-Generic Drugs — 2.0%
Mylan, Inc.†	65,500	1,487,505
Multimedia — 4.7%
News Corp., Class A	106,515	1,534,881
The Walt Disney Co.	58,200	2,031,762
		3,566,643
Oil & Gas Drilling — 3.4%
Transocean, Ltd.†	29,674	2,563,240
Retail-Drug Store — 5.1%
CVS Caremark Corp.	105,735	3,865,672
Retail-Restaurants — 8.1%
Chipotle Mexican Grill, Inc., Class A†	37,245	4,196,394
McDonald's Corp.	29,094	1,941,152
		6,137,546
Web Portals/ISP — 5.8%
Google, Inc., Class A†	7,705	4,368,812

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 2.7%
Crown Castle International Corp.†	13,170	$503,489
QUALCOMM, Inc.	35,900	1,507,441
		2,010,930
Total Common Stock (cost $51,606,014)		70,375,158
EXCHANGE TRADED FUNDS — 3.2%
Index Fund — 1.7%
iShares Russell 1000 Growth Index Fund	24,500	1,272,775
Index Fund-Small Cap — 1.5%
iShares Russell 2000 Growth Index Fund	16,300	1,193,812
Total Exchange Traded Funds (cost $2,401,323)		2,466,587
Total Long-Term Investment Securities (cost $54,007,337)		72,841,745
SHORT-TERM INVESTMENT SECURITY — 1.2%
U.S. Government Agency — 1.2%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/10 (cost $900,000)	$900,000	900,000
REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $863,000 and collateralized by $865,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $882,733.	863,000	863,000
State Street Bank & Trust Co., Joint Repurchase Agreement(1)	1,308,000	1,308,000
Total Repurchase Agreements (cost $2,171,000)		2,171,000
TOTAL INVESTMENTS (cost $57,078,337)(2)	100.1%	75,912,745
Liabilities in excess of other assets	(0.1)	(80,210)
NET ASSETS	100.0%	$75,832,535

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$13,611,735	$—	$—	$13,611,735
Diversified Banking Institutions	4,421,609	—	—	4,421,609
Medical - Biomedical/Gene	6,130,535	—	—	6,130,535
Retail - Drug Store	3,865,672	—	—	3,865,672
Retail - Restaurants	6,137,546	—	—	6,137,546
Web Portals/ ISP	4,368,812	—	—	4,368,812
Other Industries*	31,839,249	—	—	31,839,249
Exchange Traded Funds	2,466,587	—	—	2,466,587
Short-Term Investment Security:
U.S. Government Agency	—	900,000	—	900,000
Repurchase Agreements	—	2,171,000	—	2,171,000
Total	$72,841,745	$3,071,000	$—	$75,912,745

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stock by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Wireless Equipment	8.8%
Applications Software	8.1
Electronic Components-Semiconductors	6.8
Computers	6.8
Internet Infrastructure Software	6.8
Internet Content-Information/News	6.3
Web Portals/ISP	5.9
E-Commerce/Products	4.7
Computers-Integrated Systems	4.4
Cellular Telecom	4.0
Repurchase Agreements	3.5
Computer Services	3.4
Web Hosting/Design	3.3
Entertainment Software	3.2
Electronic Forms	3.1
Enterprise Software/Service	3.1
Computers-Memory Devices	2.9
Networking Products	2.8
Consulting Services	2.8
Software Tools	2.8
E-Commerce/Services	2.0
Finance-Investment Banker/Broker	1.9
Medical Information Systems	1.8
Time Deposit	0.6
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 95.7%
Applications Software — 8.1%
Microsoft Corp.	33,500	$980,545
Salesforce.com, Inc.†	20,820	1,550,049
		2,530,594
Cellular Telecom — 4.0%
NII Holdings, Inc.†	30,150	1,256,049
Computer Services — 3.4%
Cognizant Technology Solutions Corp., Class A†	20,835	1,062,168
Computers — 6.8%
Apple, Inc.†	4,750	1,115,917
Hewlett-Packard Co.	19,400	1,031,110
		2,147,027
Computers-Integrated Systems — 4.4%
Riverbed Technology, Inc.†	48,345	1,372,998
Computers-Memory Devices — 2.9%
EMC Corp.†	50,000	902,000
Consulting Services — 2.8%
Gartner, Inc.†	40,000	889,600
E-Commerce/Products — 4.7%
Amazon.com, Inc.†	10,795	1,465,205
E-Commerce/Services — 2.0%
eBay, Inc.†	23,845	642,623
Electronic Components-Semiconductors — 6.8%
Avago Technologies, Ltd.†	52,800	1,085,568
Broadcom Corp., Class A	32,000	1,061,760
		2,147,328
Electronic Forms — 3.1%
Adobe Systems, Inc.†	27,700	979,749
Enterprise Software/Service — 3.1%
Oracle Corp.	38,100	978,789
Entertainment Software — 3.2%
Activision Blizzard, Inc.	83,200	1,003,392
Finance-Investment Banker/Broker — 1.9%
The Charles Schwab Corp.	32,400	605,556
Internet Content-Information/News — 6.3%
Baidu, Inc. ADR†	1,435	856,695
WebMD Health Corp., Class A†	24,200	1,122,396
		1,979,091
Internet Infrastructure Software — 6.8%
Akamai Technologies, Inc.†	35,265	1,107,673
F5 Networks, Inc.†	16,635	1,023,219
		2,130,892
Medical Information Systems — 1.8%
athenahealth, Inc.†	15,610	570,702
Networking Products — 2.8%
Cisco Systems, Inc.†	34,300	892,829
Software Tools — 2.8%
VMware, Inc. Class A†	16,445	876,519
Web Hosting/Design — 3.3%
Equinix, Inc.†	10,735	1,044,945
Web Portals/ISP — 5.9%
Google, Inc., Class A†	3,275	1,856,958

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 8.8%
QUALCOMM, Inc.	38,900	$1,633,411
SBA Communications Corp., Class A†	31,000	1,118,170
		2,751,581
Total Long-Term Investment Securities (cost $22,281,181)		30,086,595
SHORT-TERM INVESTMENT SECURITY — 0.6%
Time Deposit — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/10 (cost $171,000)	$171,000	171,000
REPURCHASE AGREEMENTS— 3.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $774,000 and collateralized by $775,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $790,888	774,000	774,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	334,000	334,000
Total Repurchase Agreements (cost $1,108,000)		1,108,000
TOTAL INVESTMENTS (cost $23,560,181)(2)	99.8%	31,365,595
Other assets less liabilities	0.2	62,672
NET ASSETS	100.0%	$31,428,267

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreement

(2)  See Note 3 for cost of investments on a tax basis

ADR — American Depository Receipt

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Application Software	$2,530,594	$—	$—	$2,530,594
Computers	2,147,027	—	—	2,147,027
Electronic Components - Semiconductors	2,147,328	—	—	2,147,328
Internet Content-Information/News	1,979,091	—	—	1,979,091
Internet Infrastructure Software	2,130,892	—	—	2,130,892
Web Portals/ISP	1,856,958	—	—	1,856,958
Wireless Equipment	2,751,581	—	—	2,751,581
Other Industries*	14,543,124	—	—	14,543,124
Short-Term Investment Security:
Time Deposit	—	171,000	—	171,000
Repurchase Agreements	—	1,108,000	—	1,108,000
Total	$30,086,595	$1,279,000	$—	$31,365,595

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Oil & Gas Drilling	8.9%
Computers	8.5
Diversified Banking Institutions	7.0
Insurance-Multi-line	6.7
Oil Companies-Integrated	5.8
Diversified Minerals	4.3
Chemicals-Diversified	4.0
E-Commerce/Services	3.9
Investment Companies	3.8
Banks-Super Regional	3.8
E-Commerce/Products	3.6
Medical Information Systems	3.5
Commercial Services-Finance	3.4
Diversified Manufacturing Operations	3.3
Medical Products	3.3
Finance-Credit Card	3.0
Applications Software	3.0
Aerospace/Defense	2.9
Retail-Discount	2.8
Aerospace/Defense-Equipment	2.8
Retail-Restaurants	2.8
Insurance Brokers	2.7
Telephone-Integrated	2.6
Time Deposits	1.1
Repurchase Agreements	0.5
98.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 96.4%
Aerospace/Defense — 2.9%
Raytheon Co.	20,000	$1,142,400
Aerospace/Defense-Equipment — 2.8%
United Technologies Corp.	15,000	1,104,150
Applications Software — 3.0%
Microsoft Corp.	40,000	1,170,800
Banks-Super Regional — 3.8%
US Bancorp	57,800	1,495,864
Chemicals-Diversified — 4.0%
The Dow Chemical Co.	53,855	1,592,492
Commercial Services-Finance — 3.4%
Visa, Inc., Class A	14,962	1,361,991
Computers — 8.5%
Apple, Inc.†	7,622	1,790,637
Dell, Inc.†	104,100	1,562,541
		3,353,178
Diversified Banking Institutions — 7.0%
Bank of America Corp.	30,000	535,500
JP Morgan Chase & Co.	29,994	1,342,231
The Goldman Sachs Group, Inc.	5,293	903,145
		2,780,876
Diversified Manufacturing Operations — 3.3%
Trinity Industries, Inc.	66,200	1,321,352
Diversified Minerals — 4.3%
BHP Billiton PLC ADR	24,900	1,703,907
E-Commerce/Products — 3.6%
Amazon.com, Inc.†	10,425	1,414,985
E-Commerce/Services — 3.9%
priceline.com, Inc.†	6,021	1,535,355
Finance-Credit Card — 3.0%
Discover Financial Services	80,000	1,192,000
Insurance Brokers — 2.7%
Willis Group Holdings PLC	34,300	1,073,247
Insurance-Multi-line — 6.7%
Hartford Financial Services Group, Inc.	52,600	1,494,892
ING Groep NV ADR†	117,000	1,165,320
		2,660,212
Investment Companies — 3.8%
KKR Financial Holdings, LLC	183,000	1,502,430
Medical Information Systems — 3.5%
Eclipsys Corp.†	68,900	1,369,732
Medical Products — 3.3%
Johnson & Johnson	20,000	1,304,000
Oil & Gas Drilling — 8.9%
Helmerich & Payne, Inc.	29,300	1,115,744
Patterson-UTI Energy, Inc.	68,300	954,151
Transocean, Ltd.†	16,716	1,443,928
		3,513,823
Oil Companies-Integrated — 5.8%
Chevron Corp.	30,000	2,274,900
Retail-Discount — 2.8%
Wal-Mart Stores, Inc.	20,000	1,112,000

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 2.8%
McDonald's Corp.	16,376	$1,092,607
Telephone-Integrated — 2.6%
AT&T, Inc.	40,000	1,033,600
Total Long-Term Investment Securities (cost $31,910,789)		38,105,901
SHORT-TERM INVESTMENT SECURITY — 1.1%
Time Deposit — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/10 (cost $443,000)	$443,000	443,000
REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co., Joint Repurchase Agreement(1) (cost $207,000)	207,000	207,000
TOTAL INVESTMENTS (cost $32,560,789)(2)	98.0%	38,755,901
Other assets less liabilities	2.0	786,491
NET ASSETS	100.0%	$39,542,392

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$3,353,178	$—	$—	$3,353,178
Diversified Banking Institutions	2,780,876	—	—	2,780,876
Insurance Multi-line	2,660,212	—	—	2,660,212
Oil & Gas Drilling	3,513,823	—	—	3,513,823
Oil Companies-Integrated	2,274,900	—	—	2,274,900
Other Industries*	23,522,912	—	—	23,522,912
Short-Term Investment Security:
Time Deposit	—	443,000	—	443,000
Repurchase Agreement	—	207,000	—	207,000
Total	$38,105,901	$650,000	$—	$38,755,901

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Insurance-Multi-line	11.1%
Real Estate Operations & Development	9.9
Oil Companies-Exploration & Production	7.8
Repurchase Agreement	7.2
Banks-Super Regional	4.9
Retail-Drug Store	4.2
Banks-Fiduciary	4.1
Publishing-Newspapers	4.0
Electronic Components-Misc.	3.8
Steel-Producers	3.1
Oil & Gas Drilling	3.1
Computers	3.0
Wireless Equipment	3.0
Retail-Apparel/Shoe	3.0
Oil-Field Services	2.9
Retail-Building Products	2.7
Multimedia	2.6
Tobacco	2.6
Medical-Drugs	2.6
Diversified Banking Institutions	2.3
Machinery-Farming	2.3
Insurance-Reinsurance	2.3
Telecom Equipment-Fiber Optics	2.3
Transport-Marine	2.2
Telephone-Integrated	2.0
Oil Companies-Integrated	1.2
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
COMMON STOCK — 93.0%
Banks-Fiduciary — 4.1%
The Bank of New York Mellon Corp.	119,213	$3,681,297
Banks-Super Regional — 4.9%
Wells Fargo & Co.	139,500	4,341,240
Computers — 3.0%
International Business Machines Corp.	21,065	2,701,586
Diversified Banking Institutions — 2.3%
The Goldman Sachs Group, Inc.	11,995	2,046,707
Electronic Components-Misc. — 3.8%
AVX Corp.	235,586	3,345,321
Insurance-Multi-line — 11.1%
Loews Corp.	187,000	6,971,360
Old Republic International Corp.	228,400	2,896,112
		9,867,472
Insurance-Reinsurance — 2.3%
Berkshire Hathaway, Inc., Class B†	25,000	2,031,750
Machinery-Farming — 2.3%
Deere & Co.	34,360	2,043,046
Medical-Drugs — 2.6%
Pfizer, Inc.	135,930	2,331,200
Multimedia — 2.6%
The McGraw-Hill Cos., Inc.	65,595	2,338,462
Oil & Gas Drilling — 3.1%
Transocean, Ltd.†	31,685	2,736,950
Oil Companies-Exploration & Production — 7.8%
Cimarex Energy Co.	25,000	1,484,500
Devon Energy Corp.	65,000	4,187,950
EnCana Corp.	41,000	1,272,230
		6,944,680
Oil Companies-Integrated — 1.2%
Cenovus Energy, Inc.	41,000	1,074,610
Oil-Field Services — 2.9%
Baker Hughes, Inc.	55,195	2,585,334
Publishing-Newspapers — 4.0%
The Washington Post Co., Class B	8,000	3,553,440
Real Estate Operations & Development — 9.9%
Cheung Kong Holdings, Ltd.	157,000	2,022,089
Hang Lung Group, Ltd.	628,000	3,324,313
Henderson Land Development Co., Ltd.	491,000	3,468,635
		8,815,037
Retail-Apparel/Shoe — 3.0%
The Gap, Inc.	113,800	2,629,918
Retail-Building Products — 2.7%
Home Depot, Inc.	75,090	2,429,161
Retail-Drug Store — 4.2%
Walgreen Co.	100,000	3,709,000
Steel-Producers — 3.1%
POSCO ADR	23,670	2,769,627
Telecom Equipment-Fiber Optics — 2.3%
Sycamore Networks, Inc.	99,433	1,999,598
Telephone-Integrated — 2.0%
Telephone & Data Systems, Inc.	60,000	1,790,400

Security Description	Shares/ Principal Amount	Value (Note 2)
Tobacco — 2.6%
Philip Morris International, Inc.	44,790	$2,336,246
Transport-Marine — 2.2%
Teekay Corp.	86,200	1,960,188
Wireless Equipment — 3.0%
Telefonaktiebolaget LM Ericsson ADR	255,595	2,665,856
Total Long-Term Investment Securities (cost $69,188,177)		82,728,126
REPURCHASE AGREEMENT — 7.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $6,415,000 and collateralized by $6,420,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $6,551,610 (cost $6,415,000)	$6,415,000	6,415,000
TOTAL INVESTMENTS (cost $75,603,177)(1)	100.2%	89,143,126
Liabilities in excess of other assets	(0.2)	(144,939)
NET ASSETS	100.0%	$88,998,187

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Insurance-Multi-line	$9,867,472	$—	$—	$9,867,472
Oil Companies-Exploration & Production	6,944,680	—	—	6,944,680
Real Estate Operations & Equipment	8,815,037	—	—	8,815,037
Other Industries*	57,100,937	—	—	57,100,937
Repurchase Agreement	—	6,415,000	—	6,415,000
Total	$82,728,126	$6,415,000	$—	$89,143,126

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	72.6%
International Equity Investment Companies	24.8
Fixed Income Investment Companies	2.9
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 72.6%
Seasons Series Trust Focus Growth Portfolio, Class 3†	390,632	$3,145,412
Seasons Series Trust Focus Value Portfolio, Class 3	383,182	4,474,417
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	3,031,855	26,955,904
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,932,631	30,480,954
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	310,138	3,081,697
Seasons Series Trust Mid Cap Value Portfolio, Class 3	663,650	7,845,678
Seasons Series Trust Small Cap Portfolio, Class 3†	2,807,473	22,360,970
Total Domestic Equity Investment Companies (cost $105,038,614)		98,345,032
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	180,882	2,002,937
Seasons Series Trust Real Return Portfolio, Class 3	213,337	2,006,223
Total Fixed Income Investment Companies (cost $4,009,308)		4,009,160
International Equity Investment Companies — 24.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $46,054,203)	4,551,603	33,586,917
TOTAL INVESTMENTS (cost $155,102,125)(1)	100.3%	135,941,109
Liabilities in excess of other assets	(0.3)	(427,359)
NET ASSETS	100.0%	$135,513,750

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$98,345,032	$—	$—	$98,345,032
Fixed Income Investment Companies	4,009,160	—	—	4,009,160
International Equity Investment Companies	33,586,917	—	—	33,586,917
Total	$135,941,109	$—	$—	$135,941,109

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	59.2%
Fixed Income Investment Companies	22.4
International Equity Investment Companies	18.2
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 59.2%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,180,676	$9,506,932
Seasons Series Trust Focus Value Portfolio, Class 3	1,240,034	14,479,859
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	10,776,700	95,814,516
Seasons Series Trust Large Cap Value Portfolio, Class 3	10,975,617	114,077,513
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,177,681	11,702,075
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,525,734	29,859,246
Seasons Series Trust Small Cap Portfolio, Class 3†	7,956,505	63,371,990
Total Domestic Equity Investment Companies (cost $346,701,418)		338,812,131
Fixed Income Investment Companies — 22.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,158,789	101,416,657
Seasons Series Trust Real Return Portfolio, Class 3	2,889,422	27,172,189
Total Fixed Income Investment Companies (cost $126,820,024)		128,588,846
International Equity Investment Companies — 18.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $132,374,212)	14,133,472	104,292,880
TOTAL INVESTMENTS (cost $605,895,654)(1)	99.8%	571,693,857
Other assets less liabilities	0.2	1,003,416
NET ASSETS	100.0%	$572,697,273

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$338,812,131	$—	$—	$338,812,131
Fixed Income Investment Companies	128,588,846	—	—	128,588,846
International Equity Investment Companies	104,292,880	—	—	104,292,880
Total	$571,693,857	$—	$—	$571,693,857

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.0%
Fixed Income Investment Companies	32.9
International Equity Investment Companies	15.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 52.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	571,833	$4,604,461
Seasons Series Trust Focus Value Portfolio, Class 3	455,261	5,316,076
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	4,361,158	38,774,603
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,771,440	49,593,023
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	409,583	4,069,839
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,029,498	12,170,727
Seasons Series Trust Small Cap Portfolio, Class 3†	2,831,219	22,550,100
Total Domestic Equity Investment Companies (cost $133,321,882)		137,078,829
Fixed Income Investment Companies — 32.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,501,902	60,923,391
Seasons Series Trust Real Return Portfolio, Class 3	2,735,754	25,727,093
Total Fixed Income Investment Companies (cost $85,765,245)		86,650,484
International Equity Investment Companies — 15.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $49,171,822)	5,408,862	39,912,755
TOTAL INVESTMENTS (cost $268,258,949)(1)	100.0%	263,642,068
Liabilities in excess of other assets	(0.0)	(113,704)
NET ASSETS	100.0%	$263,528,364

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$137,078,829	$—	$—	$137,078,829
Fixed Income Investment Companies	86,650,484	—	—	86,650,484
International Equity Investment Companies	39,912,755	—	—	39,912,755
Total	$263,642,068	$—	$—	$263,642,068

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2010 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	48.6%
Domestic Equity Investment Companies	40.7
International Equity Investment Companies	10.6
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2010

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 40.7%
Seasons Series Trust Focus Growth Portfolio, Class 3†	317,711	$2,558,240
Seasons Series Trust Focus Value Portfolio, Class 3	308,705	3,604,751
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,498,987	22,218,235
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,764,705	28,735,571
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	164,406	1,633,631
Seasons Series Trust Mid Cap Value Portfolio, Class 3	536,320	6,340,379
Seasons Series Trust Small Cap Portfolio, Class 3†	1,045,177	8,324,627
Total Domestic Equity Investment Companies (cost $67,307,827)		73,415,434
Fixed Income Investment Companies — 48.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,498,192	60,882,312
Seasons Series Trust Real Return Portfolio, Class 3	2,852,929	26,829,004
Total Fixed Income Investment Companies (cost $87,247,520)		87,711,316
International Equity Investment Companies — 10.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $20,328,390)	2,592,724	19,132,076
TOTAL INVESTMENTS (cost $174,883,737)(1)	99.9%	180,258,826
Other assets less liabilities	0.1	213,089
NET ASSETS	100.0%	$180,471,915

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$73,415,434	$—	$—	$73,415,434
Fixed Income Investment Companies	87,711,316	—	—	87,711,316
International Equity Investment Companies	19,132,076	—	—	19,132,076
Total	$180,258,826	$—	$—	$180,258,826

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2010

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Investments at value (unaffiliated)*	$93,298,284	$182,698,432	$137,029,153	$110,940,352	$234,788,797	$190,210,794
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,867,000	7,446,000	3,721,000	4,820,000	7,174,000	—
Total investments	97,165,284	190,144,432	140,750,153	115,760,352	241,962,797	190,210,794
Cash	389,717	—	121,121	219,374	15,798	—
Foreign cash*	—	—	56,504	—	90,396	8,647
Due from broker	—	—	170,000	—	—	—
Receivable for:
Fund shares sold	35,047	36,540	65,469	39,793	80,471	64,566
Dividends and interest	306,309	798,490	925,984	846,741	908,124	100,529
Investments sold	1,442,327	4,704,752	1,001,611	231,311	8,151,877	616,868
Prepaid expenses and other assets	6,356	6,752	6,207	5,961	12,867	6,622
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	19,911	—
Unrealized appreciation on forward foreign currency contracts	14,265	49,873	55,593	61,740	317,897	—
Unrealized appreciation on swap contracts	—	—	—	—	807,636	—
Total assets	99,359,305	195,740,839	143,152,642	117,165,272	252,367,774	191,008,026
LIABILITIES:
Payable for:
Fund shares redeemed	740,190	57,967	46,911	96,038	457,782	432,242
Investments purchased	4,375,547	15,324,689	8,615,223	9,673,339	14,151,621	603,034
Interest on swap contracts	—	—	—	—	9,801	—
Accrued foreign tax on capital gains	—	—	—	—	118	—
Investment advisory and management fees	69,934	130,315	91,697	69,978	169,246	135,132
Service fees — Class 2	4,853	12,010	9,417	7,539	15,370	12,106
Service fees — Class 3	8,144	13,988	9,102	6,977	17,545	14,219
Trustees' fees and expenses	419	834	610	469	1,033	852
Other accrued expenses	82,751	96,731	85,384	80,345	228,520	85,076
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,751	5,270	9,536	10,375	91,204	—
Due to broker	—	—	—	—	1,383,541	—
Call and put options written, at value@	—	—	—	—	1,960	—
Due to custodian	—	9,152	—	—	—	4,625
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	8,308	29,065	32,338	35,853	249,328	—
Unrealized depreciation on swap contracts	—	—	—	—	200,330	—
Total liabilities	5,291,897	15,680,021	8,900,218	9,980,913	16,977,399	1,287,286
NET ASSETS	$94,067,408	$180,060,818	$134,252,424	$107,184,359	$235,390,375	$189,720,740
* Cost
Investment securities (unaffiliated)	$79,132,525	$160,592,641	$124,264,482	$103,429,084	$219,931,104	$151,349,289
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$56,870	$—	$90,318	$8,422
@ Premiums received on options written	$—	$—	$—	$—	$1,624	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$97,111,136	$166,579,499	$124,856,652	$99,965,912	$267,238,385	$186,966,872
Accumulated undistributed net investment income (loss)	525,931	2,535,825	3,598,397	2,718,597	5,448,843	(4,753)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(17,752,938)	(11,210,920)	(7,032,818)	(3,092,265)	(52,929,547)	(36,103,141)
Unrealized appreciation (depreciation) on investments	14,165,759	22,105,791	12,764,671	7,511,268	14,857,693	38,861,505
Unrealized appreciation (depreciation) on futures contracts and written options contracts and swap contracts	6,164	17,762	28,652	37,320	1,150,668	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	11,356	32,861	36,870	43,527	(375,549)	257
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(118)	—
NET ASSETS	$94,067,408	$180,060,818	$134,252,424	$107,184,359	$235,390,375	$189,720,740
Class 1 (unlimited shares authorized):
Net assets	$16,109,351	$20,298,084	$16,530,146	$15,060,742	$31,179,905	$25,426,645
Shares of beneficial interest issued and outstanding	1,110,793	1,521,000	1,369,594	1,238,401	3,396,853	1,909,380
Net asset value, offering and redemption price per share	$14.50	$13.35	$12.07	$12.16	$9.18	$13.32
Class 2 (unlimited shares authorized):
Net assets	$38,020,761	$93,527,060	$74,535,663	$59,005,194	$120,406,312	$95,679,130
Shares of beneficial interest issued and outstanding	2,626,640	7,025,412	6,190,374	4,863,126	13,135,589	7,238,619
Net asset value, offering and redemption price per share	$14.48	$13.31	$12.04	$12.13	$9.17	$13.22
Class 3 (unlimited shares authorized):
Net assets	$39,937,296	$66,235,674	$43,186,615	$33,118,423	$83,804,158	$68,614,965
Shares of beneficial interest issued and outstanding	2,762,786	4,981,747	3,591,988	2,733,169	9,154,524	5,211,557
Net asset value, offering and redemption price per share	$14.46	$13.30	$12.02	$12.12	$9.15	$13.17

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Investments at value (unaffiliated)*	$271,338,373	$24,665,641	$320,371,680	$99,865,078	$142,109,090	$184,791,480
Investments at value (affiliated)*	—	3,619	86,135	30,214	67,939	—
Repurchase agreements (cost approximates value)	1,326,000	221,000	1,520,000	688,000	1,803,000	3,361,000
Total investments	272,664,373	24,890,260	321,977,815	100,583,292	143,980,029	188,152,480
Cash	29,847	862	9,882	6,116	3,191	15,109
Foreign cash*	167,027	392	2,820	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	154,166	17,067	20,895	197,916	131,091	107,233
Dividends and interest	305,304	24,938	430,370	54,755	164,949	100,467
Investments sold	1,004,065	175,207	1,455,830	533,742	1,429,967	964,224
Prepaid expenses and other assets	8,392	5,777	6,688	6,792	10,295	6,493
Due from investment adviser for expense reimbursements/fee waivers	—	28,628	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	274,333,174	25,143,131	323,904,300	101,382,613	145,719,522	189,346,006
LIABILITIES:
Payable for:
Fund shares redeemed	66,051	53,413	3,802,959	439,407	503,284	131,654
Investments purchased	450,780	14,853	1,700,170	493,883	836,001	1,189,723
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	177,918	16,845	216,578	71,709	103,866	136,626
Service fees — Class 2	6,337	1,749	6,791	5,372	5,985	4,679
Service fees — Class 3	44,187	2,109	56,061	10,971	19,513	31,702
Trustees' fees and expenses	1,064	192	1,272	500	582	747
Other accrued expenses	84,423	73,238	92,834	70,431	79,777	81,377
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,600	1,050	2,800	4,300	4,300	8,960
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	832,360	163,449	5,879,465	1,096,573	1,553,308	1,585,468
NET ASSETS	$273,500,814	$24,979,682	$318,024,835	$100,286,040	$144,166,214	$187,760,538
* Cost
Investment securities (unaffiliated)	$226,418,474	$21,832,686	$316,819,638	$88,901,512	$126,257,579	$168,326,849
Investment securities (affiliated)	$—	$119,507	$990,212	$25,854	$57,515	$—
Foreign cash	$168,039	$382	$2,929	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$247,965,923	$29,841,005	$370,964,379	$105,627,951	$179,164,024	$215,533,096
Accumulated undistributed net investment income (loss)	275,137	120,418	4,874,831	(8,345)	818,686	1
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(19,666,517)	(7,703,434)	(60,473,677)	(16,306,743)	(51,682,466)	(44,240,781)
Unrealized appreciation (depreciation) on investments	44,919,899	2,717,067	2,647,965	10,967,926	15,861,935	16,464,631
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	6,689	4,629	11,488	5,235	4,035	3,591
Unrealized foreign exchange gain (loss) on other assets and liabilities	(317)	(3)	(151)	16	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$273,500,814	$24,979,682	$318,024,835	$100,286,040	$144,166,214	$187,760,538
Class 1 (unlimited shares authorized):
Net assets	$4,729,937	$1,150,653	$5,999,450	$5,484,883	$5,062,507	$3,201,398
Shares of beneficial interest issued and outstanding	521,918	140,486	575,588	535,280	426,595	392,444
Net asset value, offering and redemption price per share	$9.06	$8.19	$10.42	$10.25	$11.87	$8.16
Class 2 (unlimited shares authorized):
Net assets	$50,225,803	$13,873,797	$54,278,153	$41,984,531	$47,120,207	$36,963,404
Shares of beneficial interest issued and outstanding	5,611,348	1,696,758	5,216,859	4,180,879	3,979,493	4,600,608
Net asset value, offering and redemption price per share	$8.95	$8.18	$10.40	$10.04	$11.84	$8.03
Class 3 (unlimited shares authorized):
Net assets	$218,545,074	$9,955,232	$257,747,232	$52,816,626	$91,983,500	$147,595,736
Shares of beneficial interest issued and outstanding	24,573,395	1,218,774	24,798,516	5,315,370	7,780,661	18,534,971
Net asset value, offering and redemption price per share	$8.89	$8.17	$10.39	$9.94	$11.82	$7.96

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	International Equity	Diversified Fixed Income	Real Return†	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Investments at value (unaffiliated)*	$301,523,427	$371,129,080	$135,017,237	$109,327,680	$73,741,745	$30,257,595
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,037,000	33,809,000	12,990,000	—	2,171,000	1,108,000
Total investments	302,560,427	404,938,080	148,007,237	109,327,680	75,912,745	31,365,595
Cash	83,632	10,544	80,156	261	50,634	1,763
Foreign cash*	221,382	—	224,214	—	—	—
Due from broker	210,000	147,024	—	—	—	—
Receivable for:
Fund shares sold	572,793	329,080	635,231	304,109	158,532	140,750
Dividends and interest	1,277,831	3,266,103	658,869	22,213	27,820	14,032
Investments sold	3,881,016	21,311,410	—	—	—	—
Prepaid expenses and other assets	7,877	6,625	6,019	6,187	5,851	5,585
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	527,107	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	308,814,958	430,008,866	150,138,833	109,660,450	76,155,582	31,527,725
LIABILITIES:
Payable for:
Fund shares redeemed	139,668	465,947	158,651	1,202,895	87,151	20,007
Investments purchased	3,225,281	65,992,609	—	1,398,969	112,577	—
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	51,625	—	—	—	—	—
Investment advisory and management fees	241,185	206,022	74,188	42,566	61,840	31,375
Service fees — Class 2	6,717	10,023	—	5,702	3,982	1,803
Service fees — Class 3	51,636	57,875	30,912	13,465	8,370	3,532
Trustees' fees and expenses	1,289	1,515	640	744	330	121
Other accrued expenses	166,183	114,673	95,255	60,595	48,797	40,578
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,548	6,563	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	2,042
Unrealized depreciation on forward foreign currency contracts	—	—	278,309	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,885,132	66,855,227	637,955	2,724,936	323,047	99,458
NET ASSETS	$304,929,826	$363,153,639	$149,500,878	$106,935,514	$75,832,535	$31,428,267
* Cost
Investment securities (unaffiliated)	$286,789,040	$361,484,689	$137,812,533	$110,763,285	$54,907,337	$22,452,181
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$221,010	$—	$223,315	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

†  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	International Equity	Diversified Fixed Income	Real Return†	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$400,714,859	$345,566,139	$159,228,208	$109,287,485	$67,521,122	$28,691,896
Accumulated undistributed net investment income (loss)	3,247,312	11,186,270	1,771,047	54,012	—	—
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(113,734,614)	(3,257,883)	(8,948,153)	(970,378)	(10,522,995)	(5,069,043)
Unrealized appreciation (depreciation) on investments	14,734,387	9,644,391	(2,795,296)	(1,435,605)	18,834,408	7,805,414
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	3,681	14,722	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	15,826	—	245,072	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(51,625)	—	—	—	—	—
NET ASSETS	$304,929,826	$363,153,639	$149,500,878	$106,935,514	$75,832,535	$31,428,267
Class 1 (unlimited shares authorized):
Net assets	$5,745,151	$6,208,633	$—	$2,687,960	$2,156,185	$—
Shares of beneficial interest issued and outstanding	776,737	557,775	—	249,072	261,544	—
Net asset value, offering and redemption price per share	$7.40	$11.13	$—	$10.79	$8.24	$—
Class 2 (unlimited shares authorized):
Net assets	$53,810,245	$78,448,920	$—	$43,710,037	$31,688,571	$14,365,519
Shares of beneficial interest issued and outstanding	7,277,157	7,063,352	—	4,058,162	3,902,898	2,719,312
Net asset value, offering and redemption price per share	$7.39	$11.11	$—	$10.77	$8.12	$5.28
Class 3 (unlimited shares authorized):
Net assets	$245,374,430	$278,496,086	$149,500,878	$60,537,517	$41,987,779	$17,062,748
Shares of beneficial interest issued and outstanding	33,233,561	25,137,749	15,885,160	5,628,387	5,213,465	3,257,095
Net asset value, offering and redemption price per share	$7.38	$11.08	$9.41	$10.76	$8.05	$5.24
† See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$38,548,901	$82,728,126	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	135,941,109	571,693,857	263,642,068	180,258,826
Repurchase agreements (cost approximates value)	207,000	6,415,000	—	—	—	—
Total investments	38,755,901	89,143,126	135,941,109	571,693,857	263,642,068	180,258,826
Cash	42,818	8,582	—	—	—	223,903
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	62,617	70,048	16,340	1,859,027	449,710	657,040
Dividends and interest	35,166	36,904	—	—	—	—
Investments sold	1,288,337	—	164,920	3,392,417	101,084	—
Prepaid expenses and other assets	5,640	5,825	5,534	5,534	5,534	5,533
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	40,190,479	89,264,485	136,127,903	576,950,835	264,198,396	181,145,302
LIABILITIES:
Payable for:
Fund shares redeemed	116,861	97,257	391,747	726,814	492,370	390,670
Investments purchased	449,417	28,679	—	—	—	223,903
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	33,149	75,007	11,393	48,242	22,067	15,127
Service fees — Class 2	2,526	4,423	—	—	—	—
Service fees — Class 3	4,078	11,379	—	—	—	—
Trustees' fees and expenses	164	374	767	2,240	1,073	673
Other accrued expenses	41,892	49,179	45,326	83,849	53,438	43,014
Line of credit	—	—	164,920	3,392,417	101,084	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	648,087	266,298	614,153	4,253,562	670,032	673,387
NET ASSETS	$39,542,392	$88,998,187	$135,513,750	$572,697,273	$263,528,364	$180,471,915
* Cost
Investment securities (unaffiliated)	$32,353,789	$69,188,177	$—	$—	$—	$—
Investment securities (affiliated)	$—	$—	$155,102,125	$605,895,654	$268,258,949	$174,883,737
Foreign cash	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2010

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$53,559,000	$115,724,957	$176,455,670	$640,064,460	$292,622,761	$186,004,191
Accumulated undistributed net investment income (loss)	341,349	1,573,391	1,327,649	8,983,374	5,057,072	4,082,234
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(20,553,069)	(41,840,110)	(23,108,553)	(42,148,764)	(29,534,588)	(14,989,599)
Unrealized appreciation (depreciation) on investments	6,195,112	13,539,949	(19,161,016)	(34,201,797)	(4,616,881)	5,375,089
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$39,542,392	$88,998,187	$135,513,750	$572,697,273	$263,528,364	$180,471,915
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$20,066,098	$34,753,884	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,092,000	2,970,579	—	—	—	—
Net asset value, offering and redemption price per share	$6.49	$11.70	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$19,476,294	$54,244,303	$135,513,750	$572,697,273	$263,528,364	$180,471,915
Shares of beneficial interest issued and outstanding	3,009,874	4,644,593	15,296,738	58,245,712	26,909,320	17,931,764
Net asset value, offering and redemption price per share	$6.47	$11.68	$8.86	$9.83	$9.79	$10.06

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the year ended March 31, 2010

	Multi- Managed Growth	Multi-Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diverisfied Growth	Stock
Investment Income:
Dividends (unaffiliated)	$607,868	$891,507	$544,784	$219,221	$3,394,355	$1,632,997
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,272,959	3,861,728	5,030,334	4,715,278	2,907,178	—
Total investment income*	1,880,827	4,753,235	5,575,118	4,934,499	6,301,533	1,632,997
Expenses:
Investment advisory and management fees	811,512	1,484,503	1,059,074	778,532	1,949,216	1,562,793
Service Fees:
Class 2	57,280	137,593	111,201	85,286	179,567	142,028
Class 3	91,630	156,805	100,177	75,623	196,338	159,723
Custodian and accounting fees	201,594	219,992	183,082	176,538	498,585	96,084
Reports to shareholders	16,983	33,344	24,046	18,636	40,795	32,845
Audit and tax fees	37,343	37,159	37,228	37,300	37,062	30,123
Legal fees	6,279	7,549	6,855	6,426	11,349	7,613
Trustees' fees and expenses	5,823	11,192	8,311	6,446	14,748	11,834
Interest expense	496	245	338	23	78,495	102
Other expenses	13,922	15,538	14,520	13,802	33,934	17,461
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,242,862	2,103,920	1,544,832	1,198,612	3,040,089	2,060,606
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	(229,319)	—
Custody credits earned on cash balances	(9)	(12)	(13)	(35)	(17)	(1)
Fees paid indirectly (Note 5)	(3,114)	(4,810)	(1,279)	(574)	(30,020)	(3,669)
Net expenses	1,239,739	2,099,098	1,543,540	1,198,003	2,780,733	2,056,936
Net investment income (loss)	641,088	2,654,137	4,031,578	3,736,496	3,520,800	(423,939)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,223,790	14,740,594	1,068,644	584,954	(4,280,577)	(1,265,774)
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	63,109	161,593	152,656	184,519	16,572,609	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(124,030)	(425,184)	(470,699)	(517,921)	(1,141,851)	3,115
Net realized gain (loss) on investments and foreign currencies	9,162,869	14,477,003	750,601	251,552	11,150,181	(1,262,659)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	22,816,910	38,315,678	28,237,895	17,181,074	71,677,708	72,314,795
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	4,845	37,457	24,587	90,097	(2,367,313)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	48,026	161,988	181,322	196,224	442,235	3,461
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(118)	—
Net unrealized gain (loss) on investments and foreign currencies	22,869,781	38,515,123	28,443,804	17,467,395	69,752,512	72,318,256
Net realized and unrealized gain (loss) on investments and foreign currencies	32,032,650	52,992,126	29,194,405	17,718,947	80,902,693	71,055,597
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,673,738	$55,646,263	$33,225,983	$21,455,443	$84,423,493	$70,631,658
* Net of foreign withholding taxes on interest and dividends of	$14,698	$18,755	$12,381	$5,178	$162,722	$31,203
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$19,711	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the year ended March 31, 2010

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid-Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$3,031,699	$413,150	$7,479,153	$865,025	$2,455,629	$1,384,653
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,887	138	19,347	870	202	3,887
Total investment income*	3,034,586	413,288	7,498,500	865,895	2,455,831	1,388,540
Expenses:
Investment advisory and management fees	1,949,644	192,561	2,366,948	765,722	1,106,931	1,422,048
Service Fees:
Class 2	70,440	20,417	76,248	59,823	65,549	50,193
Class 3	480,419	22,924	604,236	112,141	203,257	325,639
Custodian and accounting fees	149,669	134,980	159,455	150,396	208,751	177,267
Reports to shareholders	52,556	5,173	52,268	16,543	21,923	31,770
Audit and tax fees	30,152	30,412	29,907	30,269	30,201	30,180
Legal fees	8,808	5,331	9,150	6,273	6,700	7,363
Trustees' fees and expenses	16,363	1,438	19,349	5,706	8,285	10,946
Interest expense	670	—	584	82	3	32
Other expenses	19,548	18,693	21,548	13,408	14,377	27,876
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,778,269	431,929	3,339,693	1,160,363	1,665,977	2,083,314
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	(123,810)	—	—	—	—
Custody credits earned on cash balances	(7)	(3)	(3)	(1)	(3)	(5)
Fees paid indirectly (Note 5)	(14,735)	(1,126)	(3,932)	(6,143)	(28,828)	(5,348)
Net expenses	2,763,527	306,990	3,335,758	1,154,219	1,637,146	2,077,961
Net investment income (loss)	271,059	106,298	4,162,742	(288,324)	818,685	(689,421)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(1,384,169)	233,765	(12,703,352)	1,254,108	(1,697,481)	16,822,367
Net realized gain (loss) on investments (affiliated)**	—	(24,334)	(391,284)	124	1,253	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	163,586	103,930	210,523	337,109	339,850	416,529
Net realized foreign exchange gain (loss) on other assets and liabilities	4,078	367	(215)	(11,211)	—	—
Net realized gain (loss) on investments and foreign currencies	(1,216,505)	313,728	(12,884,328)	1,580,130	(1,356,378)	17,238,896
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	93,802,819	8,420,144	137,211,683	38,570,495	60,259,937	60,186,090
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	25,995	432,326	4,359	10,424	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(15,591)	(6,937)	(13,092)	(28,447)	(29,647)	(45,780)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	186	156	(151)	(63)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	93,787,414	8,439,358	137,630,766	38,546,344	60,240,714	60,140,310
Net realized and unrealized gain (loss) on investments and foreign currencies	92,570,909	8,753,086	124,746,438	40,126,474	58,884,336	77,379,206
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,841,968	$8,859,384	$128,909,180	$39,838,150	$59,703,021	$76,689,785
* Net of foreign withholding taxes on interest and dividends of	$35,803	$1,705	$40,599	$4,527	$257	$80
** Net of foreign withholding taxes on capital gains of	—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the year ended March 31, 2010

	International Equity	Diversified Fixed Income	Real Return†	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$7,656,274	$30,468	$1,026	$—	$595,688	$81,215
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,227	14,278,903	8,485,444	462,264	758	140
Total investment income*	7,658,501	14,309,371	8,486,470	462,264	596,446	81,355
Expenses:
Investment advisory and management fees	2,723,428	2,258,096	1,063,038	640,139	697,264	331,846
Service Fees:
Class 2	80,338	120,986	—	91,150	46,794	20,318
Class 3	572,175	610,403	350,271	193,871	90,967	35,272
Custodian and accounting fees	504,736	230,568	115,239	43,388	66,294	45,352
Reports to shareholders	64,583	66,639	36,298	32,266	11,794	4,760
Audit and tax fees	37,579	35,766	35,328	35,207	28,451	28,539
Legal fees	11,603	10,088	82,289	7,206	5,910	5,315
Trustees' fees and expenses	18,496	22,250	21,940	10,003	4,431	1,777
Interest expense	13,493	—	90	—	25	162
Other expenses	19,513	8,727	8,491	6,875	11,483	10,447
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,045,944	3,363,523	1,712,984	1,060,105	963,413	483,788
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	—	(54,872)
Custody credits earned on cash balances	(24)	(51)	(34)	(10)	(17)	(1)
Fees paid indirectly (Note 5)	(2,515)	—	(415)	—	(5,202)	(2,814)
Net expenses	4,043,405	3,363,472	1,712,535	1,060,095	958,194	426,101
Net investment income (loss)	3,615,096	10,945,899	6,773,935	(597,831)	(361,748)	(344,746)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	17,292,847	(466,522)	438,835	(10,413)	4,278,228	1,475,668
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	844,180	(70,381)	199,666	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(323,530)	—	1,432,313	—	—	(920)
Net realized gain (loss) on investments and foreign currencies	17,813,497	(536,903)	2,070,814	(10,413)	4,278,228	1,474,748
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	90,306,627	17,067,374	19,354,850	171,803	23,978,613	10,217,038
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(81,364)	14,722	36,201	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(56,980)	—	245,572	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(35,205)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	90,133,078	17,082,096	19,636,623	171,803	23,978,613	10,217,038
Net realized and unrealized gain (loss) on investments and foreign currencies	107,946,575	16,545,193	21,707,437	161,390	28,256,841	11,691,786
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,561,671	$27,491,092	$28,481,372	$(436,441)	$27,895,093	$11,347,040
* Net of foreign withholding taxes on interest and dividends of	$628,628	$6,059	$4,720	$—	$1,629	$—
** Net of foreign withholding taxes on capital gains of	$80,347	$—	$—	$—	$—	$—

†  See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the year ended March 31, 2010

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$672,396	$2,708,938	$—	$—	$—	$—
Dividends (affiliated)	—	—	1,549,089	9,700,419	5,422,893	4,341,374
Interest (unaffiliated)	218,075	513	—	—	—	—
Total investment income*	890,471	2,709,451	1,549,089	9,700,419	5,422,893	4,341,374
Expenses:
Investment advisory and management fees	374,624	844,476	128,875	514,328	240,653	157,054
Service Fees:
Class 2	29,081	51,939	—	—	—	—
Class 3	45,188	124,555	—	—	—	—
Custodian and accounting fees	50,750	60,527	19,865	19,518	19,733	20,559
Reports to shareholders	6,041	12,490	27,927	107,654	49,507	33,025
Audit and tax fees	28,506	28,378	20,956	20,470	20,831	21,005
Legal fees	5,417	5,991	6,736	12,544	8,325	7,088
Trustees' fees and expenses	2,289	5,141	8,445	34,469	15,996	10,586
Interest expense	57	1,106	991	1,446	1,029	693
Other expenses	11,368	10,981	7,648	6,625	9,756	9,152
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	553,321	1,145,584	221,443	717,054	365,830	259,162
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	—	—
Custody credits earned on cash balances	(4)	(8)	(3)	(9)	(9)	(22)
Fees paid indirectly (Note 5)	(4,200)	(9,798)	—	—	—	—
Net expenses	549,117	1,135,778	221,440	717,045	365,821	259,140
Net investment income (loss)	341,354	1,573,673	1,327,649	8,983,374	5,057,072	4,082,234
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	789,933	1,978,863	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	(12,883,946)	(24,746,286)	(17,036,886)	(9,946,397)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(282)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	789,933	1,978,581	(12,883,946)	(24,746,286)	(17,036,886)	(9,946,397)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	13,629,610	30,580,530	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	64,193,014	191,625,328	88,449,634	47,962,741
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	13,629,610	30,580,530	64,193,014	191,625,328	88,449,634	47,962,741
Net realized and unrealized gain (loss) on investments and foreign currencies	14,419,543	32,559,111	51,309,068	166,879,042	71,412,748	38,016,344
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,760,897	$34,132,784	$52,636,717	$175,862,416	$76,469,820	$42,098,578
* Net of foreign withholding taxes on interest and dividends of	$146	$19,349	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$641,088	$1,152,953	$2,654,137	$4,155,716	$4,031,578	$5,673,450
Net realized gain (loss) on investments and foreign currencies	9,162,869	(8,113,456)	14,477,003	(15,700,182)	750,601	(4,933,470)
Net unrealized gain (loss) on investments and foreign currencies	22,869,781	(27,748,252)	38,515,123	(40,787,582)	28,443,804	(26,949,616)
Net increase (decrease) in net assets resulting from operations	32,673,738	(34,708,755)	55,646,263	(52,332,048)	33,225,983	(26,209,636)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(289,736)	(315,919)	(647,296)	(730,480)	(903,257)	(1,020,612)
Net investment income — Class 2	(633,959)	(674,177)	(2,819,265)	(3,027,562)	(4,013,613)	(4,383,457)
Net investment income — Class 3	(595,938)	(545,514)	(1,910,401)	(1,821,775)	(2,174,437)	(2,065,883)
Net realized gain on investments — Class 1	—	—	—	(727,409)	(94,932)	(990,830)
Net realized gain on investments — Class 2	—	—	—	(3,203,184)	(433,445)	(4,398,611)
Net realized gain on investments — Class 3	—	—	—	(2,008,437)	(239,091)	(2,119,546)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(1,519,633)	(1,535,610)	(5,376,962)	(11,518,847)	(7,858,775)	(14,978,939)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(15,168,761)	(28,475,413)	(19,833,635)	(53,628,975)	(7,884,989)	(49,719,954)
TOTAL INCREASE (DECREASE) IN NET ASSETS	15,985,344	(64,719,778)	30,435,666	(117,479,870)	17,482,219	(90,908,529)
NET ASSETS:
Beginning of period	78,082,064	142,801,842	149,625,152	267,105,022	116,770,205	207,678,734
End of period†	$94,067,408	$78,082,064	$180,060,818	$149,625,152	$134,252,424	$116,770,205
† Includes accumulated undistributed net investment income (loss)	$525,931	$1,144,967	$2,535,825	$5,005,675	$3,598,397	$6,994,825

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$3,736,496	$4,992,656	$3,520,800	$5,456,588	$(423,939)	$244,560
Net realized gain (loss) on investments and foreign currencies	251,552	(3,564,845)	11,150,181	(60,416,270)	(1,262,659)	(33,453,591)
Net unrealized gain (loss) on investments and foreign currencies	17,467,395	(12,733,757)	69,752,512	(52,775,590)	72,318,256	(53,559,062)
Net increase (decrease) in net assets resulting from operations	21,455,443	(11,305,946)	84,423,493	(107,735,272)	70,631,658	(86,768,093)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(751,006)	(848,910)	(241,447)	(2,190,979)	(67,386)	(75,359)
Net investment income — Class 2	(3,014,265)	(3,587,596)	(739,959)	(8,140,999)	(99,580)	(65,975)
Net investment income — Class 3	(1,591,932)	(1,727,842)	(412,251)	(4,831,452)	(1,773)	—
Net realized gain on investments — Class 1	(18,375)	(415,663)	—	(3,485,975)	—	(3,069,899)
Net realized gain on investments — Class 2	(75,820)	(1,809,225)	—	(13,385,369)	—	(11,467,013)
Net realized gain on investments — Class 3	(40,769)	(888,469)	—	(8,115,987)	—	(7,187,209)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(5,492,167)	(9,277,705)	(1,393,657)	(40,150,761)	(168,739)	(21,865,455)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	893,722	(36,558,200)	(43,278,626)	(3,026,493)	(38,016,097)	(14,439,256)
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,856,998	(57,141,851)	39,751,210	(150,912,526)	32,446,822	(123,072,804)
NET ASSETS:
Beginning of period	90,327,361	147,469,212	195,639,165	346,551,691	157,273,918	280,346,722
End of period†	$107,184,359	$90,327,361	$235,390,375	$195,639,165	$189,720,740	$157,273,918
† Includes accumulated undistributed net investment income (loss)	$2,718,597	$4,942,967	$5,448,843	$114,775	$(4,753)	$168,636

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$271,059	$(64,011)	$106,298	$267,188	$4,162,742	$7,282,262
Net realized gain (loss) on investments and foreign currencies	(1,216,505)	(15,089,461)	313,728	(7,011,685)	(12,884,328)	(42,414,795)
Net unrealized gain (loss) on investments and foreign currencies	93,787,414	(73,191,531)	8,439,358	(7,824,403)	137,630,766	(127,447,668)
Net increase (decrease) in net assets resulting from operations	92,841,968	(88,345,003)	8,859,384	(14,568,900)	128,909,180	(162,580,201)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(14,241)	(21,890)	(159,848)	(162,925)
Net investment income — Class 2	—	—	(145,987)	(175,941)	(1,262,309)	(1,059,392)
Net investment income — Class 3	—	—	(91,046)	(95,688)	(5,860,300)	(4,142,238)
Net realized gain on investments — Class 1	—	(264,497)	—	(166,698)	—	(630,278)
Net realized gain on investments — Class 2	—	(2,661,522)	—	(1,601,077)	—	(4,590,468)
Net realized gain on investments — Class 3	—	(7,444,416)	—	(993,487)	—	(19,357,603)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(10,370,435)	(251,274)	(3,054,781)	(7,282,457)	(29,942,904)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,191,837)	24,779,006	(3,955,071)	(5,926,451)	(47,564,154)	73,269,873
TOTAL INCREASE (DECREASE) IN NET ASSETS	88,650,131	(73,936,432)	4,653,039	(23,550,132)	74,062,569	(119,253,232)
NET ASSETS:
Beginning of period	184,850,683	258,787,115	20,326,643	43,876,775	243,962,266	363,215,498
End of period†	$273,500,814	$184,850,683	$24,979,682	$20,326,643	$318,024,835	$243,962,266
† Includes accumulated undistributed net investment income (loss)	$275,137	$(637,167)	$120,418	$251,198	$4,874,831	$7,280,771

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$(288,324)	$(440,272)	$818,685	$1,830,636	$(689,421)	$6,704
Net realized gain (loss) on investments and foreign currencies	1,580,130	(16,975,043)	(1,356,378)	(48,194,692)	17,238,896	(44,558,129)
Net unrealized gain (loss) on investments and foreign currencies	38,546,344	(33,626,623)	60,240,714	(28,504,582)	60,140,310	(31,051,125)
Net increase (decrease) in net assets resulting from operations	39,838,150	(51,041,938)	59,703,021	(74,868,638)	76,689,785	(75,602,550)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(81,004)	(86,518)	(4,613)	—
Net investment income — Class 2	—	—	(625,052)	(570,796)	—	—
Net investment income — Class 3	—	—	(1,124,112)	(879,742)	—	—
Net realized gain on investments — Class 1	—	(993,036)	—	(968,961)	—	(212,260)
Net realized gain on investments — Class 2	—	(7,578,831)	—	(7,737,387)	—	(1,862,156)
Net realized gain on investments — Class 3	—	(7,478,405)	—	(13,601,838)	—	(6,583,783)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(16,050,272)	(1,830,168)	(23,845,242)	(4,613)	(8,658,199)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(7,662,758)	(16,002,092)	(15,111,392)	4,753,447	(17,682,895)	24,023,415
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,175,392	(83,094,302)	42,761,461	(93,960,433)	59,002,277	(60,237,334)
NET ASSETS:
Beginning of period	68,110,648	151,204,950	101,404,753	195,365,186	128,758,261	188,995,595
End of period†	$100,286,040	$68,110,648	$144,166,214	$101,404,753	$187,760,538	$128,758,261
† Includes accumulated undistributed net investment income (loss)	$(8,345)	$(319)	$818,686	$1,831,207	$1	$4,614

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Real Return††
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$3,615,096	$7,593,240	$10,945,899	$11,303,008	$6,773,935	$8,088,322
Net realized gain (loss) on investments and foreign currencies	17,813,497	(129,712,017)	(536,903)	(920,035)	2,070,814	(8,846,403)
Net unrealized gain (loss) on investments and foreign currencies	90,133,078	(81,944,233)	17,082,096	(14,770,247)	19,636,623	(16,892,321)
Net increase (decrease) in net assets resulting from operations	111,561,671	(204,063,010)	27,491,092	(4,387,274)	28,481,372	(17,650,402)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(105,186)	(213,517)	(253,427)	(278,192)	—	—
Net investment income — Class 2	(855,321)	(1,626,540)	(2,675,216)	(3,587,869)	—	—
Net investment income — Class 3	(3,534,544)	(5,820,991)	(8,590,579)	(7,131,305)	(8,268,713)	(8,268,956)
Net realized gain on investments — Class 1	—	(687,858)	—	—	—	—
Net realized gain on investments — Class 2	—	(5,740,260)	—	—	—	—
Net realized gain on investments — Class 3	—	(21,834,473)	—	—	—	—
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(4,495,051)	(35,923,639)	(11,519,222)	(10,997,366)	(8,268,713)	(8,268,956)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,673,361)	55,840,683	55,234,628	(17,352,633)	16,154,327	8,489,242
TOTAL INCREASE (DECREASE) IN NET ASSETS	78,393,259	(184,145,966)	71,206,498	(32,737,273)	36,366,986	(17,430,116)
NET ASSETS:
Beginning of period	$226,536,567	410,682,533	291,947,141	324,684,414	113,133,892	130,564,008
End of period†	$304,929,826	$226,536,567	$363,153,639	$291,947,141	$149,500,878	$113,133,892
† Includes accumulated undistributed net investment income (loss)	$3,247,312	$4,092,481	$11,186,270	$11,489,723	$1,771,047	$1,756,043
†† See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$(597,831)	$2,141,049	$(361,748)	$(346,335)	$(344,746)	$(388,592)
Net realized gain (loss) on investments and foreign currencies	(10,413)	(927,771)	4,278,228	(11,841,714)	1,474,748	(5,381,942)
Net unrealized gain (loss) on investments and foreign currencies	171,803	(418,643)	23,978,613	(27,028,446)	10,217,038	(3,992,876)
Net increase (decrease) in net assets resulting from operations	(436,441)	794,635	27,895,093	(39,216,495)	11,347,040	(9,763,410)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(88,606)	(208,528)	—	—	—	—
Net investment income — Class 2	(891,026)	(2,406,786)	—	—	—	—
Net investment income — Class 3	(1,139,162)	(2,297,756)	—	—	—	—
Net realized gain on investments — Class 1	—	(12)	—	(191,721)	—	—
Net realized gain on investments — Class 2	—	(151)	—	(2,776,665)	—	(1,568,516)
Net realized gain on investments — Class 3	—	(150)	—	(3,005,462)	—	(1,561,076)
Return of capital — Class 1	(1,071)	—	—	—	—	—
Return of capital — Class 2	(11,680)	—	—	—	—	—
Return of capital — Class 3	(15,779)	—	—	—	—	—
Total distributions to shareholders	(2,147,324)	(4,913,383)	—	(5,973,848)	—	(3,129,592)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(90,549,558)	75,674,244	(11,789,798)	(11,463,296)	402,509	(7,907,083)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,133,323)	71,555,496	16,105,295	(56,653,639)	11,749,549	(20,800,085)
NET ASSETS:
Beginning of period	200,068,837	128,513,341	59,727,240	116,380,879	19,678,718	40,478,803
End of period†	$106,935,514	$200,068,837	$75,832,535	$59,727,240	$31,428,267	$19,678,718
† Includes accumulated undistributed net investment income (loss)	$54,012	$2,140,736	$—	$(6)	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)
	Focus Growth and Income		Focus Value		Allocation Growth
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$341,354	$566,872	$1,573,673	$1,673,531	$1,327,649	$1,627,485
Net realized gain (loss) on investments and foreign currencies	789,933	(16,786,360)	1,978,581	(41,517,414)	(12,883,946)	(7,082,986)
Net unrealized gain (loss) on investments and foreign currencies	13,629,610	(5,747,452)	30,580,530	(16,744,321)	64,193,014	(67,466,372)
Net increase (decrease) in net assets resulting from operations	14,760,897	(21,966,940)	34,132,784	(56,588,204)	52,636,717	(72,921,873)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	(300,058)	(90,447)	(700,808)	(813,135)	—	—
Net investment income — Class 3	(266,814)	(51,463)	(984,712)	(1,360,894)	(4,520,444)	(5,034,687)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	(3,758,799)	—	(4,924,125)	—	—
Net realized gain on investments — Class 3	—	(3,433,350)	—	(8,876,543)	—	(12,009,587)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(566,872)	(7,334,059)	(1,685,520)	(15,974,697)	(4,520,444)	(17,044,274)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(6,196,412)	(10,194,668)	(12,012,339)	(17,301,968)	(16,358,027)	(1,832,401)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,997,613	(39,495,667)	20,434,925	(89,864,869)	31,758,246	(91,798,548)
NET ASSETS:
Beginning of period	31,544,779	71,040,446	68,563,262	158,428,131	103,755,504	195,554,052
End of period†	$39,542,392	$31,544,779	$88,998,187	$68,563,262	$135,513,750	$103,755,504
† Includes accumulated undistributed net investment income (loss)	$341,349	$566,867	$1,573,391	$1,685,520	$1,327,649	$4,520,444

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009	For the year ended March 31, 2010	For the year ended March 31, 2009
OPERATIONS:
Net investment income (loss)	$8,983,374	$7,972,546	$5,057,072	$5,106,976	$4,082,234	$3,800,775
Net realized gain (loss) on investments and foreign currencies	(24,746,286)	(8,308,946)	(17,036,886)	(8,209,398)	(9,946,397)	(1,789,830)
Net unrealized gain (loss) on investments and foreign currencies	191,625,328	(194,005,666)	88,449,634	(78,418,520)	47,962,741	(38,611,659)
Net increase (decrease) in net assets resulting from operations	175,862,416	(194,342,066)	76,469,820	(81,520,942)	42,098,578	(36,600,714)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	(16,201,055)	(10,407,311)	(8,356,695)	(6,509,131)	(5,343,231)	(3,067,878)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	(577,175)	(16,582,754)	(659,559)	(9,769,105)	(1,582,629)	(3,556,817)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(16,778,230)	(26,990,065)	(9,016,254)	(16,278,236)	(6,925,860)	(6,624,695)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	25,788,191	180,425,640	9,399,853	48,350,868	22,491,664	43,286,491
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,872,377	(40,906,491)	76,853,419	(49,448,310)	57,664,382	61,082
NET ASSETS:
Beginning of period	387,824,896	428,731,387	186,674,945	236,123,255	122,807,533	122,746,451
End of period†	$572,697,273	$387,824,896	$263,528,364	$186,674,945	$180,471,915	$122,807,533
† Includes accumulated undistributed net investment income (loss)	$8,983,374	$16,201,055	$5,057,072	$8,356,695	$4,082,234	$5,343,231

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser")*, an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, SunAmerica Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

On January 19, 2010, the name of the Strategic Fixed Income Portfolio was changed to the Real Return Portfolio. In addition, the Portfolio's investment goal changed to seek total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management. The Portfolio's previous investment goal was to seek a high level of current income and, secondarily, capital appreciation.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital by investing in equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income by investing in equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Real Return, and Cash Management Portfolios is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component SAAMCo	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Real Return Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications:  The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios' investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of March 31, 2010, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables represent the value of derivatives held as of March 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2010:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,751
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	14,265	foreign currency contracts	8,308
		$14,265		$10,059

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$63,109	$4,845
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(126,597)	44,848
		$(63,488)	$49,693

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $98,000

(3)  The average notional par amount outstanding for forward foreign currency contracts was $1,525,011

(4)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $6,164 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$5,270
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	49,873	foreign currency contracts	29,065
		$49,873		$34,335

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$161,593	$37,457
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(433,556)	154,536
		$(271,963)	$191,993

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $330,317

(3)  The average notional par amount outstanding for forward foreign currency contracts was $5,307,100

(4)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $17,762 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest Rate Contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$9,536
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	55,593	foreign currency contracts	32,338
		$55,593		$41,874

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$152,656	$24,587
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(483,953)	173,636
		$(331,297)	$198,223

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $386,333

(3)  The average notional par amount outstanding for forward foreign currency contracts was $5,963,953

(4)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $28,652 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,375
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	61,740	foreign currency contracts	35,853
		$61,740		$46,228

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$184,519	$90,097
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(527,660)	188,530
		$(343,141)	$278,627

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $422,142

(3)  The average notional par amount outstanding for forward foreign currency contracts was $6,501,081

(4)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $37,320 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(5)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$807,636	contracts	$200,330
	Variation margin on futures contracts	—	Variation margin on futures contracts	95,801
Interest rate contracts(3)(5)	Variation margin on futures contracts	4,597	Variation margin on futures contracts	—
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	317,897	foreign currency contracts	249,328
		$1,130,130		$545,459

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$18,436,930	$(3,772,566)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(1,864,321)	1,405,253
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,138,363)	379,260
		$15,434,246	$(1,988,053)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures, written options and swap contracts were $707,400, $47,865 and $14,140,238, respectively.

(3)  The average notional par amount outstanding for interest rate futures, written option and swap contracts were $2,997,337, $23,725,000 and $4,634,167 respectively.

(4)  The average notional par amount outstanding for forward foreign currency contracts was $48,374,962.

(5)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $543,698 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,600

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$163,586	$(15,591)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $6,689 as reported in the Portfolio of Investments.

	Large Cap Composite Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,050

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$103,930	$(6,937)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $250.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $4,629 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,800

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$210,523	$(13,092)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $11,488 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,300

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$337,109	$(28,447)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $5,235 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,300

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$339,850	$(29,647)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $1,000.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $4,035 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$8,960

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$416,529	$(45,780)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $2,800.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $3,591 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,548

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$844,180	$(81,364)

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for equity futures contracts was $36,751.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $3,681 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,563

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(70,381)	$14,722

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $24,167.

(3)  The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $14,722 as reported in the Portfolio of Investments.

Real Return Portfolio†
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$527,107	foreign currency contracts	$278,309

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$199,666	$36,201
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/ Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,450,260	248,798
		$1,649,926	$284,999

†  See Note 1

(1)  The Portfolio's derivative contracts held during the year ended March 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional par amount outstanding for interest rate futures contracts was $6,333.

(3)  The average notional par amount outstanding for forward foreign currency contracts was $14,147,820.

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of March 31, 2010, the following Portfolios have open forward contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, and Real Return Portfolio which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. As of March 31, 2010, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At March 31, 2010, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Managed Income/Equity Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio include amounts set aside for margin requirements for open futures contracts.

Structured Securities. Certain of the Portfolios may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of March 31, 2010, no portfolios held structured securities.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Portfolio's entire investment in the structured security.

Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Portfolio to credit risk, illiquidity risk and market risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased, or to generate income. As of March 31, 2010, Asset Allocation: Diversified Growth Portfolio had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2009	2,930,195	$338,152
Options Written	93,544	162,695
Options terminated in closing purchase transactions	(2,962,689)	(402,465)
Options exercised	—	—
Options expired (written)	(60,250)	(96,758)
Options outstanding as of March 31, 2010	800	$1,624

Swap Contracts.  Certain Portfolios may enter into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements ("credit default swaps") for various purposes, including managing credit risk (i.e., hedging), enhancing returns or speculation. As of March 31, 2010 none of the Portfolios had open credit default swaps.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection.

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, assetbacked securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of March 31, 2010 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Total Return Swap Agreements:  Certain Portfolios may enter into total return swap agreements, which includes equity swaps ("total return swaps") for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. As of March 31, 2010, the Asset Allocation: Diversified Growth Portfolio had open total return swaps, which are reported on a schedule following the Portfolio of Investments.

Total return swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to a total return swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a marked-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of March 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.49%	$1,206,000
Multi-Managed Moderate Growth	0.46	1,144,000
Large Cap Growth	0.22	536,000
Large Cap Composite	0.09	221,000
Large Cap Value	0.16	390,000
Mid Cap Growth	0.26	648,000
Mid Cap Value	0.26	634,000
Small Cap	0.99	2,438,000
Diversified Fixed Income	7.70	19,000,000
Focused Growth	0.53	1,308,000
Focus TechNet	0.14	334,000
Focused Growth and Income	0.08	207,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2010, bearing interest at a rate of 0.00% per annum, with a principal amount of $246,749,000, a repurchase price of $246,749,000, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	0.10%	05/06/10	$248,535,000	$248,510,147
U.S. Treasury Bills	0.17	06/03/10	3,175,000	3,174,048

As of March 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC.:

Portfolio	Percentage Interest	Principal Amount
Diversified Fixed Income	4.19%	$4,192,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $100,000,000, a repurchase price of $100,000,028, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes	2.00%	01/15/16	$87,931,100	$102,000,076

As of March 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.82%	$1,645,000
Multi-Managed Moderate Growth	2.51	5,015,000
Multi-Managed Income/Equity	1.23	2,465,000
Multi-Managed Income	2.05	4,095,000
Large Cap Value	0.48	960,000
Mid-Cap Growth	0.02	34,000
Diversified Fixed Income	0.81	1,615,000
Real Return#	5.52	11,040,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $199,850,000, a repurchase price of $199,850,056, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	08/15/18	$197,509,600	$204,422,436

#  See Note 1

As of March 31, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.86%	$295,000
Multi-Managed Moderate Growth	2.58	885,000
Multi-Managed Income/Equity	1.28	440,000
Multi-Managed Income	2.11	725,000
Large Cap Value	0.50	170,000
Mid-Cap Growth	0.02	6,000
Diversified Fixed Income	0.83	285,000
Real Return#	5.68	1,950,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $34,330,000, a repurchase price of $34,330,010, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	02/28/11	$34,971,300	$35,146,157

#  See Note 1

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the year ended March 31, 2010, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, and Real Return Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended March 31, 2010, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Real Return Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $46,773, $238,693, $272,284, $322,947, $118,477, $125,781 and $623,122 respectively.

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2010
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
Multi-Managed Growth	$515,405	$(16,744,032)	$13,188,290	$1,519,633	$—	$—
Multi-Managed Moderate Growth	2,561,289	(10,054,420)	20,981,832	5,376,962	—	—
Multi-Managed Income/Equity	3,630,719	(6,325,735)	12,104,342	7,091,307	767,468	—
Multi-Managed Income	2,749,126	(2,706,636)	7,181,802	5,357,203	134,964	—
Asset Allocation: Diversified Growth	6,319,459	(46,728,415)	8,580,106	1,393,657	—	—
Stock	—	(32,896,990)	35,655,611	168,739	—	—
Large Cap Growth	280,723	(15,285,303)	42,662,032	—	—	—
Large Cap Composite	120,577	(6,841,226)	1,880,720	251,274	—	—
Large Cap Value	4,875,449	(46,617,790)	(6,673,963)	7,282,457	—	—
Mid Cap Growth	—	(15,643,063)	10,309,874	—	—	—
Mid Cap Value	816,223	(48,471,955)	13,029,823	1,830,168	—	—
Small Cap	—	(41,408,480)	15,113,072	4,613	—	—
International Equity	4,377,529	(108,715,612)	10,523,568	4,495,051	—	—
Diversified Fixed Income	11,215,290	(2,642,649)	9,125,913	11,519,222	—	—
Real Return	2,252,006	(7,850,107)	(3,515,827)	8,268,713	—	—
Cash Management	—	(1,131,670)	(1,220,281)	2,118,794	—	28,530
Focus Growth	—	(10,484,318)	18,795,732	—	—	—
Focus TechNet	—	(5,008,268)	7,744,638	—	—	—
Focus Growth and Income	328,540	(19,047,886)	5,433,929	566,872	—	—
Focus Value	1,573,476	(41,039,934)	12,739,773	1,685,520	—	—
Allocation Growth	1,327,649	(10,620,705)	(27,418,783)	4,520,444	—	—
Allocation Moderate Growth	8,983,375	(20,361,890)	(49,597,103)	16,201,055	577,175	—
Allocation Moderate	5,057,071	(9,897,644)	(20,447,582)	8,356,695	659,559	—
Allocation Balanced	4,082,234	(4,484,347)	(3,164,995)	5,343,231	1,582,629	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2009
	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$1,535,610	$—
Multi-Managed Moderate Growth	7,021,769	4,497,078
Multi-Managed Income/Equity	8,632,876	6,346,063
Multi-Managed Income	7,373,218	1,904,487
Asset Allocation: Diversified Growth	16,783,067	23,367,694
Stock	2,694,581	19,170,874
Large Cap Growth	1,877,020	8,493,415
Large Cap Composite	1,335,346	1,719,435
Large Cap Value	8,808,353	21,134,551
Mid Cap Growth	3,840,490	12,209,782
Mid Cap Value	5,772,164	18,073,078
Small Cap	3,180,369	5,477,830
International Equity	18,387,477	17,536,162
Diversified Fixed Income	10,997,366	—
Real Return	8,268,956	—
Cash Management	4,913,383	—
Focus Growth	2,681,659	3,292,189
Focus TechNet	1,716,426	1,413,166
Focus Growth and Income	2,427,207	4,906,852
Focus Value	5,402,569	10,572,128
Allocation Growth	5,048,521	11,995,753
Allocation Moderate Growth	10,407,311	16,582,754
Allocation Moderate	6,589,352	9,688,884
Allocation Balanced	3,067,878	3,556,817

As of March 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	2011	2012	2013	2014	2015	2016	2017	2018
Multi-Managed Growth	$9,557,611	$1,872,424	$—	$—	$—	$221,445	$5,092,552	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—	10,003,198	51,222
Multi-Managed Income/Equity	—	—	—	—	—	—	—	6,325,735
Multi-Managed Income	—	—	—	—	—	—	—	2,706,636
Asset Allocation: Diversified Growth	—	—	—	—	—	—	22,523,463	24,204,952
Stock	—	—	—	—	—	—	3,797,117	29,099,873
Large Cap Growth	—	—	—	—	—	—	2,873,151	12,412,152
Large Cap Composite	—	—	—	—	—	—	2,143,468	4,697,758
Large Cap Value	—	—	—	—	—	—	7,993,846	38,623,944
Mid Cap Growth	—	—	—	—	—	—	821,664	14,821,399
Mid Cap Value	—	—	—	—	—	—	10,369,645	38,102,310
Small Cap	—	—	—	—	—	—	40,438,153	970,327
International Equity	—	—	—	—	—	—	48,445,106	60,270,506
Diversified Fixed Income	—	—	—	—	171,224	112,719	—	2,358,706
Real Return	—	—	—	—	—	—	1,727,605	6,122,502
Cash Management	—	—	—	—	—	160,999	960,064	10,607
Focus Growth	—	—	—	—	—	—	7,580,006	2,904,312
Focus TechNet	—	—	—	—	—	—	4,533,375	474,893
Focus Growth and Income	—	—	—	—	—	—	6,110,033	12,937,853
Focus Value	—	—	—	—	—	—	14,439,580	26,600,354
Allocation Growth	—	—	—	—	—	—	1,037,877	9,582,828
Allocation Moderate Growth	—	—	—	—	—	—	—	20,361,890
Allocation Moderate	—	—	—	—	—	—	—	9,897,644
Allocation Balanced	—	—	—	—	—	—	—	4,484,347

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2010

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$1,040,546
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	—
Large Cap Composite	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	—
Real Return	—
Cash Management	—
Focus Growth	—
Focus TechNet	—
Focus Growth and Income	—
Focus Value	—
Allocation Growth	—
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current law, losses realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2010, the Portfolios elected to defer losses as follows:

Portfolio	Deferred Post- October Capital Loss	Deferred Post- October Currency Loss	Deferred Post- October PFIC Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	4,754	—
Large Cap Growth	2,116,974	5,586	—
Large Cap Composite	21,238	159	—
Large Cap Value	4,522,621	619	—
Mid Cap Growth	—	8,724	—
Mid Cap Value	371,899	—	—
Small Cap	1,477,148	—	—
International Equity	1,686,065	243,258	—
Diversified Fixed Income	—	—	—
Real Return	451,303	—	—
Cash Management	20	—	—
Focus Growth	—	—	—
Focus TechNet	—	—	—
Focus Growth and Income	731,191	—	—
Focus Value	—	84	—
Allocation Growth	4,230,082	—	—
Allocation Moderate Growth	6,391,570	—	—
Allocation Moderate	3,806,243	—	—
Allocation Balanced	1,965,169	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$14,263,003	$(1,081,312)	$13,181,691	$83,983,593
Multi-Managed Moderate Growth	23,111,228	(2,147,201)	20,964,027	169,180,405
Multi-Managed Income/Equity	13,934,382	(1,849,780)	12,084,602	128,665,551
Multi-Managed Income	8,530,807	(1,373,536)	7,157,271	108,603,081
Asset Allocation: Diversified Growth	24,292,741	(15,023,888)	9,268,853	232,693,944
Stock	36,812,746	(1,157,392)	35,655,354	154,555,440
Large Cap Growth	44,812,375	(2,150,035)	42,662,340	230,002,033
Large Cap Composite	3,771,536	(1,890,813)	1,880,723	23,009,537
Large Cap Value	28,316,940	(34,990,752)	(6,673,812)	328,651,627
Mid Cap Growth	16,670,128	(6,360,270)	10,309,858	90,273,434
Mid Cap Value	19,050,944	(6,021,121)	13,029,823	130,950,206
Small Cap	25,083,536	(9,970,464)	15,113,072	173,039,408
International Equity	30,458,030	(19,921,942)	10,536,088	292,024,339
Diversified Fixed Income	12,001,118	(2,875,205)	9,125,913	395,812,167
Real Return	403,485	(3,915,586)	(3,512,101)	151,519,338
Cash Management	2,408	(1,222,689)	(1,220,281)	110,547,961
Focus Growth	20,745,423	(1,949,691)	18,795,732	57,117,013
Focus TechNet	7,992,982	(248,344)	7,744,638	23,620,957
Focus Growth and Income	6,061,932	(628,003)	5,433,929	33,321,972
Focus Value	14,586,691	(1,846,918)	12,739,773	76,403,353
Allocation Growth	3,502,967	(30,921,750)	(27,418,783)	163,359,892
Allocation Moderate Growth	12,224,807	(61,821,910)	(49,597,103)	621,290,960
Allocation Moderate	9,257,183	(29,704,765)	(20,447,582)	284,089,650
Allocation Balanced	7,368,383	(10,533,378)	(3,164,995)	183,423,821

For the period ended March 31, 2010, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$259,509	$(259,509)	$—
Multi-Managed Moderate Growth	252,975	(252,975)	—
Multi-Managed Income/Equity	(336,699)	336,699	—
Multi-Managed Income	(603,663)	603,663	—
Asset Allocation: Diversified Growth	3,206,925	(3,379,068)	172,143
Stock	419,289	(3,115)	(416,174)
Large Cap Growth	641,245	(641,245)	—
Large Cap Composite	14,196	(14,196)	—
Large Cap Value	713,775	(713,775)	—
Mid Cap Growth	280,298	10,893	(291,191)
Mid Cap Value	(1,038)	1,038	—
Small Cap	689,421	60,541	(749,962)
International Equity	34,786	(34,786)	—
Diversified Fixed Income	269,870	(269,870)	—
Real Return	1,509,782	(1,509,782)	—
Cash Management	658,431	—	(658,431)
Focus Growth	361,754	—	(361,754)
Focus TechNet	344,746	920	(345,666)
Focus Growth and Income	—	—	—
Focus Value	(282)	282	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

4.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Real Return#(2)	0-$500 million	0.60%
	> $500 million	0.55%
Cash Management(3)	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet(4)	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%

Portfolio	Assets	Management Fees
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

#   See Note 1

(1) The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ending March 31, 2010, the amount of advisory fees waived was $229,319.

(2) Prior to January 19, 2010, the management fees for the Real Return Portfolio (formerly Strategic Fixed Income Portfolio) were 0.80% on the first $200 million, 0.75% on the next $300 million and 0.70% on assets over $500 million.

(3) The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

(4) The Advisor voluntarily agreed, until further notice to waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the year ending March 31, 2010, the amount of advisory fees waived was $41,481.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Moderate Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Income/Equity	Janus
Lord Abbett
PineBridge
WMC
Multi-Managed Income	Janus
Lord Abbett
PineBridge
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P.
Janus
SAAMCo
Large Cap Composite	SAAMCo
T. Rowe Price

Portfolio	Subadviser
Large Cap Value	SAAMCo
T. Rowe Price
WMC
Mid Cap Growth	SAAMCo
T. Rowe Price
WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P.
Lord Abbett
SAAMCo
Small Cap	ClearBridge Advisors, LLC ("ClearBridge")
SAAMCo
International Equity	Janus
Lord Abbett
PineBridge
Diversified Fixed Income	PineBridge
SAAMCo
WMC
Real Return#	WMC
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus
SAAMCo
Marsico Capital Management, LLC ("Marsico")
Focus TechNet	BAMCO, Inc.
RCM Capital Management, LLC
SAAMCo
Focus Growth and Income	SAAMCo
Marsico
Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

#  See Note 1

Effective December 1, 2009, SAAMCo replaced AIGGIC as manager for the passively-managed sleeves of the Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio.

Effective January 19, 2010, Wellington Management Company, LLP replaced AIGGIC, Franklin Advisers, Inc. and Western Asset Management Company as subadviser to the Real Return Portfolio, (formerly Strategic Fixed Income Portfolio).

Effective March 29, 2010, PineBridge Investments, LLC ("PineBridge") replaced AIG Global Investment Corp. ("AIGGIC") as the subadviser to the Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, International Equity Portfolio and Diversified Fixed Income Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Focus TechNet	N/A	1.65	1.75
Focus Growth and Income	N/A	1.45	1.55

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the year ended March 31, 2010 SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$123,810
Focus Technet	19,355

At March 31, 2010 the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$—	$248,599
Focus Technet	5,964	31,931

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2010, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On March 4, 2009, AIG, the ultimate parent of SAAMCo, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the year ended March 31, 2010, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$3,114
Multi-Managed Moderate Growth	4,810
Multi-Managed Income/Equity	1,279
Multi-Managed Income	574
Asset Allocation: Diversified Growth	30,020
Stock	3,669
Large Cap Growth	14,735
Large Cap Composite	1,126
Large Cap Value	3,932
Mid-Cap Growth	6,143
Mid-Cap Value	28,828
Small Cap	5,348
International Equity	2,515
Real Return#	415
Focus Growth	5,202
Focus TechNet	2,814
Focus Growth & Income	4,200
Focus Value	9,798

6.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2010 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$82,795,698	$95,288,000	$3,225,053	$3,360,697
Multi-Managed Moderate Growth	150,188,016	162,113,336	9,045,115	9,612,056
Multi-Managed Income/Equity	57,771,530	62,278,170	12,629,915	13,009,780
Multi-Managed Income	39,053,051	34,714,562	10,280,819	11,238,336
Asset Allocation: Diversified Growth	177,848,396	190,023,686	58,453,538	63,320,374
Stock	94,785,944	127,800,222	—	—
Large Cap Growth	106,664,156	111,870,044	—	—
Large Cap Composite	16,642,979	20,203,175	—	—
Large Cap Value	137,527,953	183,072,583	—	—
Mid Cap Growth	76,250,835	82,501,032	—	—
Mid Cap Value	107,217,270	122,519,202	—	—
Small Cap	216,467,273	221,820,666	—	—
International Equity	306,362,039	333,447,538	—	—
Diversified Fixed Income	186,114,244	155,822,608	226,677,315	218,002,198
Real Return#	140,897,505	151,235,772	162,183,507	135,594,759
Cash Management	—	—	—	—
Focus Growth	67,650,145	77,145,918	—	—
Focus TechNet	21,288,832	22,204,516	—	—
Focus Growth and Income	59,938,782	66,107,639	—	—
Focus Value	41,606,625	57,553,898	—	—
Allocation Growth	8,203,929	28,757,897	—	—
Allocation Moderate Growth	66,666,196	58,846,581	—	—
Allocation Moderate	39,539,979	39,523,048	—	—
Allocation Balanced	35,143,080	20,501,819	—	—

#  See Note 1

7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,529	$528,364	49,210	$593,521	216,404	$2,752,857	190,503	$2,438,999
Reinvested dividends	21,167	289,736	32,161	315,919	46,382	633,959	68,722	674,177
Shares redeemed	(391,241)	(5,072,478)	(546,446)	(6,751,341)	(899,716)	(11,674,897)	(1,771,915)	(21,422,903)
Net increase (decrease)	(330,545)	$(4,254,378)	(465,075)	$(5,841,901)	(636,930)	$(8,288,081)	(1,512,690)	$(18,309,727)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	445,274	$5,928,648	573,890	$7,700,473
Reinvested dividends	43,646	595,938	55,657	545,514
Shares redeemed	(705,166)	(9,150,888)	(1,065,604)	(12,569,772)
Net increase (decrease)	(216,246)	$(2,626,302)	(436,057)	$(4,323,785)

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	91,551	$1,148,779	51,194	$626,911	848,035	$10,234,397	461,634	$5,622,779
Reinvested dividends	51,044	647,296	152,874	1,457,889	222,762	2,819,265	654,562	6,230,746
Shares redeemed	(456,824)	(5,580,231)	(830,638)	(9,548,507)	(2,079,885)	(25,319,055)	(4,433,019)	(51,163,324)
Net increase (decrease)	(314,229)	$(3,784,156)	(626,570)	$(7,463,707)	(1,009,088)	$(12,265,393)	(3,316,823)	$(39,309,799)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	486,611	$5,957,659	797,087	$9,842,678
Reinvested dividends	151,096	1,910,401	402,716	3,830,212
Shares redeemed	(942,913)	(11,652,146)	(1,802,016)	(20,528,359)
Net increase (decrease)	(305,206)	$(3,784,086)	(602,213)	$(6,855,469)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	147,445	$1,719,750	55,578	$682,851	991,593	$11,063,365	668,668	$7,995,503
Reinvested dividends	86,184	998,189	210,431	2,011,442	384,702	4,447,058	920,399	8,782,068
Shares redeemed	(444,381)	(5,116,494)	(712,567)	(8,046,312)	(1,979,624)	(22,554,589)	(4,469,570)	(50,661,230)
Net increase (decrease)	(210,752)	$(2,398,555)	(446,558)	$(5,352,019)	(603,329)	$(7,044,166)	(2,880,503)	$(33,883,659)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	615,709	$7,029,655	632,501	$7,569,495
Reinvested dividends	209,029	2,413,528	439,110	4,185,429
Shares redeemed	(682,985)	(7,885,451)	(1,947,602)	(22,239,200)
Net increase (decrease)	141,753	$1,557,732	(875,991)	$(10,484,276)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	207,195	$2,452,540	130,114	$1,499,434	991,745	$11,651,279	864,841	$10,120,425
Reinvested dividends	65,388	769,381	128,058	1,264,573	263,112	3,090,085	547,438	5,396,821
Shares redeemed	(255,672)	(2,979,948)	(756,698)	(8,523,789)	(1,360,462)	(15,814,625)	(3,793,180)	(42,317,049)
Net increase (decrease)	16,911	$241,973	(498,526)	$(5,759,782)	(105,605)	$(1,073,261)	(2,380,901)	$(26,799,803)

	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	615,811	$7,279,771	1,076,613	$12,485,450
Reinvested dividends	139,161	1,632,701	265,622	2,616,311
Shares redeemed	(617,652)	(7,187,462)	(1,723,064)	(19,100,376)
Net increase (decrease)	137,320	$1,725,010	(380,829)	$(3,998,615)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	182,204	$1,522,249	636,060	$5,025,092	1,471,998	$11,455,211	3,226,456	$26,485,916
Reinvested dividends	27,934	241,447	878,391	5,676,954	85,685	739,959	3,334,334	21,526,368
Shares redeemed	(1,186,309)	(9,631,625)	(1,262,359)	(11,679,246)	(4,779,207)	(38,530,955)	(6,764,518)	(61,273,728)
Net increase (decrease)	(976,171)	$(7,867,929)	252,092	$(977,200)	(3,221,524)	$(26,335,785)	(203,728)	$(13,261,444)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold 1,146,774	$9,319,983	2,776,663	$24,834,412
Reinvested dividends	47,786	412,251	2,007,566	12,947,439
Shares redeemed	(2,302,022)	(18,807,146)	(2,963,920)	(26,569,700)
Net increase (decrease)	(1,107,462)	$(9,074,912)	1,820,309	$11,212,151
	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	113,026	$1,291,200	441,892	$4,574,270	857,763	$9,245,799	2,151,570	$23,174,287
Reinvested dividends	5,413	67,386	365,472	3,145,258	8,055	99,580	1,349,591	11,532,988
Shares redeemed	(718,101)	(8,315,854)	(818,901)	(10,250,107)	(2,790,227)	(31,951,359)	(4,239,570)	(51,864,530)
Net increase (decrease)	(599,662)	$(6,957,268)	(11,537)	$(2,530,579)	(1,924,409)	$(22,605,980)	(738,409)	$(17,157,255)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	708,566	$7,965,960	1,787,427	$20,985,389
Reinvested dividends	144	1,773	844,093	7,187,209
Shares redeemed	(1,415,785)	(16,420,582)	(1,903,479)	(22,924,020)
Net increase (decrease)	(707,075)	$(8,452,849)	728,041	$5,248,578

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	110,008	$831,947	45,715	$345,498	986,440	$7,698,728	891,178	$7,307,804
Reinvested dividends	—	—	44,385	264,497	—	—	451,332	2,661,522
Shares redeemed	(215,654)	(1,768,274)	(262,198)	(2,216,776)	(1,704,138)	(13,340,852)	(3,078,573)	(25,415,057)
Net increase (decrease)	(105,646)	$(936,327)	(172,098)	$(1,606,781)	(717,698)	$(5,642,124)	(1,736,063)	$(15,445,731)
	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	3,871,279	$29,133,613	12,189,075	$90,411,187
Reinvested dividends	—	—	1,268,831	7,444,416
Shares redeemed	(3,320,893)	(26,746,999)	(6,195,378)	(56,024,085)
Net increase (decrease)	550,386	$2,386,614	7,262,528	$41,831,518
	Large Cap Composite Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,242	$88,879	15,335	$120,453	156,921	$1,081,076	224,177	$1,694,390
Reinvested dividends	1,845	14,241	32,048	188,588	18,936	145,987	302,395	1,777,018
Shares redeemed	(87,465)	(636,180)	(75,747)	(625,497)	(556,724)	(3,983,142)	(984,312)	(8,079,936)
Net increase (decrease)	(72,378)	$(533,060)	(28,364)	$(316,456)	(380,867)	$(2,756,079)	(457,740)	$(4,608,528)
	Large Cap Composite Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	106,007	$728,991	171,033	$1,449,935
Reinvested dividends	11,818	91,046	185,489	1,089,175
Shares redeemed	(206,562)	(1,485,969)	(432,075)	(3,540,577)
Net increase (decrease)	(88,737)	$(665,932)	(75,553)	$(1,001,467)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,401	$167,580	63,042	$692,157	410,208	$3,738,082	618,746	$6,000,769
Reinvested dividends	16,595	159,848	104,072	793,203	131,230	1,262,309	742,347	5,649,860
Shares redeemed	(289,244)	(2,684,761)	(375,384)	(3,808,979)	(1,480,048)	(13,367,148)	(2,792,309)	(28,644,506)
Net increase (decrease)	(254,247)	$(2,357,333)	(208,270)	$(2,323,619)	(938,610)	$(8,366,757)	(1,431,216)	$(16,993,877)

	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	837,223	$7,837,925	11,595,002	$122,135,479
Reinvested dividends	609,685	5,860,300	3,089,602	23,499,841
Shares redeemed	(5,564,162)	(50,538,289)	(5,643,702)	(53,047,951)
Net increase (decrease)	(4,117,254)	$(36,840,064)	9,040,902	$92,587,369
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,934	$341,773	63,731	$633,906	435,031	$3,594,728	858,314	$8,784,177
Reinvested dividends	—	—	157,934	993,036	—	—	1,227,521	7,578,831
Shares redeemed	(210,344)	(1,834,391)	(197,970)	(2,080,733)	(1,417,061)	(12,061,352)	(2,639,791)	(26,407,541)
Net increase (decrease)	(169,410)	$(1,492,618)	23,695	$(453,791)	(982,030)	$(8,466,624)	(553,956)	$(10,044,533)
	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,249,255	$9,811,560	2,138,280	$19,815,217
Reinvested dividends	—	—	1,222,534	7,478,405
Shares redeemed	(882,667)	(7,515,076)	(3,639,485)	(32,797,390)
Net increase (decrease)	366,588	$2,296,484	(278,671)	$(5,503,768)
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,892	$122,323	27,742	$406,133	297,116	$2,882,160	388,249	$4,513,614
Reinvested dividends	7,659	81,004	133,945	1,055,479	59,206	625,052	1,056,473	8,308,183
Shares redeemed	(205,073)	(2,101,237)	(239,778)	(3,033,240)	(1,216,965)	(12,102,205)	(2,057,435)	(24,654,689)
Net increase (decrease)	(185,522)	$(1,897,910)	(78,091)	$(1,571,628)	(860,643)	$(8,594,993)	(612,713)	$(11,832,892)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	968,506	$9,054,573	2,181,333	$28,767,566
Reinvested dividends	106,616	1,124,112	1,843,844	14,481,580
Shares redeemed	(1,430,821)	(14,797,174)	(2,384,014)	(25,091,179)
Net increase (decrease)	(355,699)	$(4,618,489)	1,641,163	$18,157,967

	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,855	$278,642	57,404	$455,196	712,182	$4,913,054	944,125	$6,597,365
Reinvested dividends	630	4,613	40,692	212,260	—	—	362,238	1,862,156
Shares redeemed	(251,905)	(1,813,689)	(217,256)	(1,536,127)	(1,311,928)	(9,011,646)	(2,653,997)	(17,900,433)
Net increase (decrease)	(211,420)	$(1,530,434)	(119,160)	$(868,671)	(599,746)	$(4,098,592)	(1,347,634)	$(9,440,912)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	1,588,265	$11,121,205	6,402,433	$46,012,772
Reinvested dividends	—	—	1,290,538	6,583,783
Shares redeemed	(3,437,193)	(23,175,074)	(2,665,590)	(18,263,557)
Net increase (decrease)	(1,848,928)	$(12,053,869)	5,027,381	$34,332,998
	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	151,561	$1,054,145	110,039	$941,579	1,371,519	$9,202,492	1,586,753	$13,122,821
Reinvested dividends	14,513	105,186	164,479	901,375	117,993	855,321	1,344,294	7,366,800
Shares redeemed	(477,685)	(3,401,586)	(404,779)	(3,058,821)	(3,076,546)	(20,308,993)	(5,404,611)	(41,300,593)
Net increase (decrease)	(311,611)	$(2,242,255)	(130,261)	$(1,215,867)	(1,587,034)	$(10,251,180)	(2,473,564)	$(20,810,972)
	International Equity Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	2,285,461	$15,431,952	11,862,975	$99,888,824
Reinvested dividends	488,184	3,534,544	5,052,025	27,655,464
Shares redeemed	(5,259,247)	(35,146,422)	(7,228,255)	(49,676,766)
Net increase (decrease)	(2,485,602)	$(16,179,926)	9,686,745	$77,867,522
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	242,192	$2,667,720	330,262	$3,567,872	1,862,415	$20,481,718	3,550,138	$38,261,359
Reinvested dividends	23,009	253,427	26,524	278,192	243,321	2,675,216	342,641	3,587,869
Shares redeemed	(366,912)	(4,074,846)	(396,774)	(4,274,260)	(3,082,044)	(33,784,570)	(6,200,948)	(66,444,527)
Net increase (decrease)	(101,711)	$(1,153,699)	(39,988)	$(428,196)	(976,308)	$(10,627,636)	(2,308,169)	$(24,595,299)

	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	8,144,981	$89,098,637	9,038,560	$97,016,789
Reinvested dividends	783,037	8,590,579	682,402	7,131,305
Shares redeemed	(2,791,277)	(30,673,253)	(9,048,394)	(96,477,232)
Net increase (decrease)	6,136,741	$67,015,963	672,568	$7,670,862
	Real Return Portfolio†
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	4,267,924	$39,158,729	4,420,467	$41,255,055
Reinvested dividends	891,708	8,268,713	1,088,564	8,268,956
Shares redeemed	(3,350,511)	(31,273,115)	(4,644,800)	(41,034,769)
Net increase (decrease)	1,809,121	$16,154,327	864,231	$8,489,242
	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	423,126	$4,659,698	817,085	$9,176,764	2,417,041	$26,412,999	12,490,185	$139,913,327
Reinvested dividends	8,304	89,678	18,936	208,540	83,711	902,706	218,883	2,406,937
Shares redeemed	(849,577)	(9,320,214)	(1,010,772)	(11,340,814)	(6,670,862)	(73,063,563)	(10,353,333)	(115,670,312)
Net increase (decrease)	(418,147)	$(4,570,838)	(174,751)	$(1,955,510)	(4,170,110)	$(45,747,858)	2,355,735	$26,649,952
	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	3,971,638	$43,378,845	13,199,071	$147,551,995
Reinvested dividends	107,221	1,154,940	209,188	2,297,906
Shares redeemed	(7,753,756)	(84,764,647)	(8,857,103)	(98,870,099)
Net increase (decrease)	(3,674,897)	$(40,230,862)	4,551,156	$50,979,802
	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,675	$161,412	69,793	$484,057	317,901	$2,124,297	962,754	$6,681,458
Reinvested dividends	—	—	35,903	191,721	—	—	526,938	2,776,665
Shares redeemed	(120,306)	(855,939)	(106,111)	(803,645)	(1,560,637)	(10,724,065)	(2,597,501)	(19,133,588)
Net increase (decrease)	(97,632)	$(694,527)	(415)	$(127,867)	(1,242,736)	$(8,599,768)	(1,107,809)	$(9,675,465)

†  See Note 1

	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	879,259	$6,062,506	2,575,088	$20,328,110
Reinvested dividends	—	—	574,240	3,005,462
Shares redeemed	(1,293,784)	(8,558,009)	(3,426,948)	(24,993,536)
Net increase (decrease)	(414,526)	$(2,495,503)	(277,620)	$(1,659,964)
	Focus TechNet Portfolio
	Class 2				Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,546,386	$6,745,915	549,299	$3,058,420	1,083,134	$4,772,585	718,764	$3,604,659
Reinvested dividends	—	—	507,784	1,568,516	—	—	508,967	1,561,076
Shares redeemed	(1,703,201)	(7,589,581)	(1,829,618)	(9,246,824)	(798,851)	(3,526,410)	(1,664,572)	(8,452,930)
Net increase (decrease)	(156,815)	$(843,666)	(772,535)	$(4,619,888)	284,283	$1,246,175	(436,841)	$(3,287,195)
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	334,697	$1,913,725	445,640	$2,709,359	334,400	$1,910,793	384,225	$2,649,995
Reinvested dividends	50,049	300,058	802,587	3,849,246	44,621	266,814	728,601	3,484,813
Shares redeemed	(1,081,265)	(6,153,139)	(1,751,384)	(12,673,436)	(793,682)	(4,434,663)	(1,386,902)	(10,214,645)
Net increase (decrease)	(696,519)	$(3,939,356)	(503,157)	$(6,114,831)	(414,661)	$(2,257,056)	(274,076)	$(4,079,837)
	Focus Value Portfolio
	Class 2				Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009		For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	229,374	$2,407,820	311,345	$3,545,319	262,130	$2,751,157	1,839,019	$23,748,696
Reinvested dividends	64,040	700,808	687,455	5,737,260	90,112	984,712	1,228,569	10,237,437
Shares redeemed	(1,120,815)	(11,561,014)	(1,840,429)	(21,196,573)	(695,237)	(7,295,822)	(4,034,868)	(39,374,107)
Net increase (decrease)	(827,401)	$(8,452,386)	(841,629)	$(11,913,994)	(342,995)	$(3,559,953)	(967,280)	$(5,387,974)
	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	671,071	$5,241,684	1,735,645	$14,782,318
Reinvested dividends	544,369	4,520,444	2,678,713	17,044,274
Shares redeemed	(3,263,926)	(26,120,155)	(3,863,600)	(33,658,993)
Net increase (decrease)	(2,048,486)	$(16,358,027)	550,758	$(1,832,401)

	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	9,042,577	$78,497,173	24,908,600	$251,498,980
Reinvested dividends	1,802,088	16,778,230	3,657,208	26,990,065
Shares redeemed	(7,703,041)	(69,487,212)	(10,593,199)	(98,063,405)
Net increase (decrease)	3,141,624	$25,788,191	17,972,609	$180,425,640
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,514,739	$48,334,743	10,994,646	$108,663,692
Reinvested dividends	967,579	9,016,254	2,169,176	16,278,236
Shares redeemed	(5,302,313)	(47,951,144)	(8,370,644)	(76,591,060)
Net increase (decrease)	1,180,005	$9,399,853	4,793,178	$48,350,868
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2010		For the year ended March 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	5,176,229	$48,883,922	8,955,224	$86,249,238
Reinvested dividends	715,740	6,925,860	821,842	6,624,695
Shares redeemed	(3,528,259)	(33,318,118)	(5,356,433)	(49,587,442)
Net increase (decrease)	2,363,710	$22,491,664	4,420,633	$43,286,491

8.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the year ended March 31, 2010:

Portfolio	Citigroup Global Markets, Inc.	Goldman Sachs & Co.	Goldman Sachs (Asia), LLC	Goldman Sachs International	J.P. Morgan Clearing Corp.	J.P. Morgan Securities, Inc.	M.J. Whitman, LLC
Large Cap Growth	$—	$496	$—	$867	$—	$—	$—
Mid Cap Value	—	2,225	—	4,615	—	—	—
Real Return	625	—	—	—	—	—	—
International Equity	—	25,809	7,140	4,485	—	—	—
Focus Value	—	—	—	—	3,198	712	13,315

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the year ended March 31, 2010, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at March 31, 2009	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2010
Large Cap Composite	AIG	$—	$2,400	$—	$442	$(24,334)	$25,995	$3,619
Large Cap Value	AIG	—	60,250	—	15,157	(391,284)	432,326	86,135
Mid Cap Growth	AIG	—	—	27,257	1,526	124	4,359	30,214
Mid Cap Value	AIG	—	—	66,478	10,216	1,253	10,424	67,939
Allocation Growth	Various
	Seasons Series
	Trust Portfolios*	1,549,089	103,636,920	9,753,018	28,757,897	(12,883,946)	64,193,014	135,941,109
Allocation Moderate Growth	Various
	Seasons Series
	Trust Portfolios*	9,700,419	387,294,782	76,366,614	58,846,581	(24,746,286)	191,625,328	571,693,857
Allocation Moderate	Various
	Seasons Series
	Trust Portfolios*	5,422,893	186,789,497	44,962,871	39,523,048	(17,036,886)	88,449,634	263,642,068
Allocation Balanced	Various
	Seasons Series
	Trust Portfolios*	4,341,374	123,259,848	39,484,453	20,501,819	(9,946,397)	47,962,741	180,258,826

*  See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2010, each Managed Allocation Portfolio held less than 45% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 87% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

9.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2010 had approximately 17.7% and 20.7% of its net assets invested in equity and fixed income securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Diversified Fixed Income Portfolio and Cash Management Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Portfolios had 23.2%, 28.6%, 39.3% and 17.6%, respectively, of their total net assets invested in such securities.

The Focus TechNet Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of March 31, 2010, the Focus TechNet Portfolio had 95.7% of its net assets invested in technology companies.

10.  Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. Prior to September 18, 2009, the interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 18, 2009 the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2010, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	22	$496	$465,104	1.43%
Multi-Managed Moderate Growth	21	245	304,383	1.25
Multi-Managed Income/Equity	22	338	371,139	1.42
Multi-Managed Income	3	23	194,971	1.43
Stock	11	102	288,871	0.96
Large Cap Growth	28	670	605,352	1.43
Large Cap Value	5	584	2,865,654	1.46
Mid Cap Growth	13	82	177,989	1.27
Mid Cap Value	1	3	142,662	0.70
Small Cap	5	32	333,627	0.70
International Equity	17	279	520,418	1.19
Real Return#	2	90	1,142,076	1.43
Focus Growth	5	25	266,980	0.68
Focus TechNet	22	162	186,396	1.22
Focus Growth and Income	5	57	430,822	0.97
Focus Value	15	1,106	1,837,985	1.44
Allocation Growth	243	991	120,584	1.16
Allocation Moderate Growth	139	1,446	314,682	1.24
Allocation Moderate	116	1,029	281,332	1.27
Allocation Balanced	82	693	274,741	1.23

#  See Note 1

At March 31, 2010, Seasons Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, and Allocation Moderate Portfolio had a balance open under the line of credit of $164,920, $3,392,417, and $101,084, respectively.

11.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2010, none of the Portfolios participated in the program.

12.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated Portfolios under certain conditions approved by the board of directors. The affiliated Portfolios involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the year ended March 31, 2010, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain\(Loss)
Stock	$—	$348,492	$524
Large Cap Composite	—	28,796	(1,590)
Large Cap Value	58,200	—	—
Mid Cap Growth	23,140	—	—
Small Cap	12,641	—	—
Diversified Fixed Income	1,372,785	—	—

13.  Subsequent Event: On May 21, 2010, the Board of Trustees of the Trust, on behalf of each of the Focus TechNet Portfolio, the Focus Growth and Income Portfolio, and the Large Cap Composite Portfolio (each, a "Target Portfolio"), have determined that it is in the best interests of each of the Target Portfolios to reorganize each Target Portfolio into another existing Portfolio of the Trust (each, an "Acquiring Portfolio"). Each proposed transaction is referred to as a "Reorganization." The Target Portfolio and the Acquiring Portfolio for each Reorganization are shown in the table below.

Target Portfolios	Acquiring Portfolios
Focus TechNet Portfolio	Focus Growth Portfolio

Focus Growth and Income Portfolio	Focus Growth Portfolio

Large Cap Composite Portfolio	Large Cap Growth Portfolio

In each Reorganization, all of the Target Portfolio's assets and liabilities would be transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the respective Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations. Each Target Portfolio expects to convene a special meeting of its shareholders on or about September 17, 2010, to vote on the approval of its Reorganization. Shareholders of record of each Target Portfolio are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization.

Until a Reorganization is completed, each Target Portfolio will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/06	$11.63	$0.11	$1.49	$1.60	$(0.10)	$—	$—	$(0.10)	$13.13	13.76	%(1)	$42,652	1.11%		0.88%		114%
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(4)	1.30	(4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	—	(0.27)	14.18	3.08	(2)	27,029	1.12		1.07		117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)		14,674	1.15		1.16		224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00		16,109	1.20		0.87		101
Multi-Managed Growth Portfolio Class 2
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26		0.73		114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21	(4)	1.15	(4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88	(2)	67,550	1.27		0.92		117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)		33,168	1.30		1.01		224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89		38,021	1.35		0.71		101
Multi-Managed Growth Portfolio Class 3
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37		0.63		114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31	(4)	1.06	(4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80	(2)	48,223	1.38		0.82		117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)		30,240	1.40		0.92		224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71		39,937	1.45		0.61		101

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00

  (4)  Gross custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/06	$11.94	$0.21	$1.08	$1.29	$(0.17)	$—	$—	$(0.17)	$13.06	10.84	%(1)	$52,920	0.99%		1.61%		123%
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(4)	2.02	(4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	—	(0.57)	13.59	2.27	(2)	33,470	1.00		1.98		131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)		18,161	1.01		2.10		210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22		20,298	1.04		1.69		97
Multi-Managed Moderate Growth Portfolio Class 2
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14		1.46		123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11	(4)	1.87	(4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22	(2)	153,903	1.15		1.83		131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)		79,325	1.16		1.94		210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04		93,527	1.19		1.54		97
Multi-Managed Moderate Growth Portfolio Class 3
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25		1.37		123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21	(4)	1.77	(4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05	(2)	79,732	1.25		1.73		131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)		52,139	1.26		1.85		210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96		66,236	1.29		1.43		97

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00

  (4)  Gross custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/06	$12.01	$0.35	$0.41	$0.76	$(0.30)	$—	$—	$(0.30)	$12.47	6.31	%(1)	$39,618	0.96%	2.78%	121%
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93	3.22	147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	—	(0.71)	12.99	6.05		26,330	0.97	3.30	109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)		15,643	0.99	3.57	110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76		16,530	1.02	3.25	54
Multi-Managed Income/Equity Portfolio Class 2
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11	2.64	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08	3.08	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91		125,367	1.12	3.15	109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)		67,097	1.14	3.42	110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53		74,536	1.17	3.10	54
Multi-Managed Income/Equity Portfolio Class 3
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21	2.54	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18	2.98	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74		55,982	1.22	3.05	109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)		34,030	1.24	3.33	110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46		43,187	1.27	2.99	54

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/06	$12.05	$0.42	$0.06	$0.48	$(0.39)	$—	$—	$(0.39)	$12.14	3.98	%(1)	$31,540	0.95%	3.40%	118%
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93	3.85	166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	—	(0.62)	12.27	5.17		21,103	0.98	3.94	121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)		12,585	0.99	4.22	123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67		15,061	1.03	3.86	45
Multi-Managed Income Portfolio Class 2
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10	3.25	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07	3.71	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03		89,971	1.13	3.79	121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)		51,085	1.14	4.07	123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45		59,005	1.18	3.70	45
Multi-Managed Income Portfolio Class 3
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21	3.16	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17	3.61	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93		36,395	1.23	3.69	121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)		26,657	1.24	3.98	123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36		33,118	1.28	3.60	45

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/06	$11.30	$0.21	$1.34	$1.55	$(0.16)	$—	$—	$(0.16)	$12.69	13.84	%(3)	$76,762	0.91%	1.78%	118%
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94	1.80	84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	—	(1.38)	11.93	(5.30	)(3)	49,155	0.93	1.93	92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00	2.16	206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06	1.72	123
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06	1.63	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09	1.64	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08	1.77	92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15	2.01	206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21	1.55	123
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15	1.53	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19	1.53	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18	1.66	92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26	1.89	206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31	1.39	123

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.02%	0.00%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.02	0.00	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.02	0.00	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/06	$15.34	$0.05	$2.31	$2.36	$(0.08)	$—	$—	$(0.08)	$17.62	15.42%	$62,972	0.93%	0.31%	45%
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93	0.32	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	—	(1.56)	16.04	(4.20)	40,425	0.95	0.23	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95	0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96	(0.07)	52
Stock Portfolio Class 2
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23	188,970	1.08	0.18	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08	0.18	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10	0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11	0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11	(0.22)	52
Stock Portfolio Class 3
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18	0.09	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18	0.08	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21	(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21	0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21	(0.32)	52

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/06	$8.33	$0.01	$1.16	$1.17	$(0.03)	$—	$—	$(0.03)	$9.47	14.05%	$11,672	0.94%		0.13%	54%
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93	(1)	0.34 (1)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	—	(0.16)	10.21	3.96	8,166	0.90		0.18	60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92		0.16	54
03/31/10	6.06	0.03	2.97	3.00	—	—	—	—	9.06	49.50	4,730	0.91		0.33	45
Large Cap Growth Portfolio Class 2
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09		(0.02)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(1)	0.19 (1)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05		0.03	60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07		0.01	54
03/31/10	5.99	0.01	2.95	2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18	45
Large Cap Growth Portfolio Class 3
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19		(0.12)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(1)	0.11 (1)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15		(0.07)	60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17		(0.06)	54
03/31/10	5.96	0.01	2.92	2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08	45

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Gross custody credit of 0.01%

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.01	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/06	$9.53	$0.06	$0.97	$1.03	$(0.07)	$—	$—	$(0.07)	$10.49	10.86%	$3,770	1.10%	0.56%	70%
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10	0.63	76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	—	(0.54)	10.58	(4.17)	2,553	1.10	0.72	93
03/31/09	10.58	0.09	(4.06)	(3.97)	(0.11)	(0.84)	—	(0.95)	5.66	(37.86)	1,205	1.10	1.00	95
03/31/10	5.66	0.05	2.57	2.62	(0.09)	—	—	(0.09)	8.19	46.45	1,151	1.10	0.63	71
Large Cap Composite Portfolio Class 2
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25	0.42	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25	0.49	76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	—	(0.52)	10.55	(4.31)	26,754	1.25	0.57	93
03/31/09	10.55	0.07	(4.04)	(3.97)	(0.09)	(0.84)	—	(0.93)	5.65	(37.95)	11,741	1.25	0.84	95
03/31/10	5.65	0.03	2.58	2.61	(0.08)	—	—	(0.08)	8.18	46.29	13,874	1.25	0.47	71
Large Cap Composite Portfolio Class 3
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35	0.33	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35	0.39	76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	—	(0.51)	10.53	(4.48)	14,570	1.35	0.47	93
03/31/09	10.53	0.06	(4.03)	(3.97)	(0.08)	(0.84)	—	(0.92)	5.64	(38.03)	7,381	1.35	0.75	95
03/31/10	5.64	0.03	2.57	2.60	(0.07)	—	—	(0.07)	8.17	46.21	9,955	1.35	0.36	71

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Large Cap Composite Portfolio Class 1	0.12%	(0.08)%	0.18%	0.38%	0.51%
Large Cap Composite Portfolio Class 2	0.11	(0.08)	0.18	0.37	0.51
Large Cap Composite Portfolio Class 3	0.11	(0.08)	0.19	0.38	0.51

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.00%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01	0.01	0.00
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01	0.01	0.00
See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/06	$11.66	$0.17	$1.26	$1.43	$(0.12)	$(0.07)	$—	$(0.19)	$12.90	12.31%	$15,219	0.95%	1.38%	39%
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90	1.47	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	—	(0.71)	12.79	(6.05)	13,278	0.89	1.64	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89	2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89	1.63	47
Large Cap Value Portfolio Class 2
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10	1.23	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05	1.32	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04	1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04	2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04	1.47	47
Large Cap Value Portfolio Class 3
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20	1.14	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15	1.23	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14	1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14	2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14	1.37	47
Mid Cap Growth Portfolio Class 1
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04	(0.18)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01	(0.23)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02	(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06	(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10	(0.14)	86
Mid Cap Growth Portfolio Class 2
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19	(0.30)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16	(0.37)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17	(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21	(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25	(0.29)	86
Mid Cap Growth Portfolio Class 3
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29	(0.38)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26	(0.46)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27	(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31	(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35	(0.38)	86

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.01	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/06	$17.74	$0.17	$2.60	$2.77	$(0.11)	$(1.16)	$—	$(1.27)	$19.24	15.99%	$17,245	1.02%		0.92%		46%
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	—	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00	5,063	1.07	(2)	0.81	(2)	85
Mid Cap Value Portfolio Class 2
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74	47,120	1.22	(2)	0.66	(2)	85
Mid Cap Value Portfolio Class 3
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53	91,984	1.32	(2)	0.56	(2)	85
Small Cap Portfolio Class 1
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77	3,201	1.02	(2)	(0.19	)(2)	143
Small Cap Portfolio Class 2
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22	36,964	1.17	(2)	(0.34	)(2)	143
Small Cap Portfolio Class 3
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12	147,596	1.27	(2)	(0.44	)(2)	143

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
Small Cap Portfolio Class 1	0.02%	0.03%
Small Cap Portfolio Class 2	0.02	0.03
Small Cap Portfolio Class 3	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Mid Cap Value Class 1	—%	—%	0.00%	0.01%	0.02%
Mid Cap Value Class 2	—	—	0.00	0.01	0.02
Mid Cap Value Class 3	—	—	0.00	0.01	0.02
Small Cap Portfolio Class 1	0.00	0.03	0.02	0.02	0.00
Small Cap Portfolio Class 2	0.00	0.03	0.02	0.02	0.00
Small Cap Portfolio Class 3	0.00	0.03	0.02	0.02	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/06	$8.52	$0.09	$2.11	$2.20	$(0.05)	$(0.14)	$—	$(0.19)	$10.53	25.99%	$12,326	1.30	%(1)	0.97	%(1)	71%
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(2)	1.16	(1)(2)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	—	(0.82)	10.68	(4.33)	13,015	1.18	(2)	1.38	(2)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(2)	2.61	(2)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(2)	1.52	(2)	110
International Equity Portfolio Class 2
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(2)	1.01	(1)(2)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(2)	1.25	(2)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(2)	2.49	(2)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(2)	1.33	(2)	110
International Equity Portfolio Class 3
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(2)	0.80	(1)(2)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(2)	1.04	(2)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(2)	2.18	(2)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(2)	1.22	(2)	110
Diversified Fixed Income Portfolio Class 1
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	(0.00)	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
Diversified Fixed Income Portfolio Class 2
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	(0.00)	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
Diversified Fixed Income Portfolio Class 3
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	(0.00)	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
International Equity Portfolio Class 1	0.03%	(0.04)%
International Equity Portfolio Class 2	0.03	(0.04)
International Equity Portfolio Class 3	0.03	(0.05)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio# Class 3
03/31/06	$9.66	$0.48	$0.23	$0.71	$(0.29)	$(0.01)	$—	$(0.30)	$10.07	7.45%	$48,116	1.47	%(1)(2)	4.59	%(1)(2)	42%
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07	97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(4)	4.83	(4)	204
Cash Management Portfolio Class 1
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13	4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	(0.00)	—	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
Cash Management Portfolio Class 2
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98	38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	(0.00)	—	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
Cash Management Portfolio Class 3
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88	21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	(0.00)	—	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  See Note 1

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/06
Real Return Portfolio Class 3	(0.09)%
Cash Management Portfolio Class 1	0.03
Cash Management Portfolio Class 2	0.03
Cash Management Portfolio Class 3	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/06	$7.60	$(0.05)	$1.55	$1.50	$—	$—	$—	$—	$9.10	19.74%		$7,907	1.17	%(1)	(0.59	)%(1)	102%
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22		4,423	1.11	(1)(3)	(0.30	)(1)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	—	9.42	3.29		3,387	1.13		(0.35)		126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(4)	1,960	1.15		(0.20)		263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)		104
Focus Growth Portfolio Class 2
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60		73,281	1.32	(1)	(0.74	)(1)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00		62,866	1.25	(1)(3)	(0.48	)(1)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29		(0.50)		126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(4)	27,693	1.30		(0.35)		263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)		104
Focus Growth Portfolio Class 3
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52		39,589	1.41	(1)	(0.81	)(1)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)		52,391	1.35	(1)(3)	(0.59	)(1)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39		(0.61)		126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(4)	30,075	1.40		(0.45)		263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)		104

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
Focus Growth Portfolio Class 1	(0.03)%	0.00%
Focus Growth Portfolio Class 2	(0.03)	0.00
Focus Growth Portfolio Class 3	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.00	0.01	0.01	0.01	0.01

  (3)  Gross of custody credit of 0.01%.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/06	$5.02	$(0.08)	$1.48	$1.40	$—	$—	$—	$—	$6.42	27.89%		$36,331	1.65	%(1)	(1.31	)%(1)	116%
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)		24,613	1.65	(1)	(1.37	)(1)	81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	—	5.75	(5.74)		20,978	1.59	(1)(2)	(1.31	)(1)(2)	156
03/31/09	5.75	(0.06)	(1.71)	(1.77)	—	(0.60)	—	(0.60)	3.38	(29.86)		9,713	1.50	(1)(2)	(1.27	)(1)(2)	115
03/31/10	3.38	(0.05)	1.95	1.90	—	—	—	—	5.28	56.21		14,366	1.50	(1)(2)	(1.21	)(1)(2)	81
Focus TechNet Portfolio Class 3
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74		19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)		18,436	1.75	(1)	(1.47	)(1)	81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	—	5.72	(5.77)		19,501	1.68	(1)(2)	(1.40	)(1)(2)	156
03/31/09	5.72	(0.07)	(1.70)	(1.77)	—	(0.60)	—	(0.60)	3.35	(30.04)		9,966	1.60	(1)(2)	(1.37	)(1)(2)	115
03/31/10	3.35	(0.06)	1.95	1.89	—	—	—	—	5.24	56.42		17,063	1.60	(1)(2)	(1.30	)(1)(2)	81
Focus Growth and Income Portfolio Class 2
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96		48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68		52,060	1.30	(1)	0.58	(1)	151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	—	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
03/31/09	8.90	0.08	(3.37)	(3.29)	(0.03)	(1.20)	—	(1.23)	4.38	(38.17)		16,592	1.34	(2)	1.10	(2)	174
03/31/10	4.38	0.06	2.14	2.20	(0.09)	—	—	(0.09)	6.49	50.48		20,066	1.43	(2)	0.96	(2)	167
Focus Growth and Income Portfolio Class 3
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90		27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63		34,685	1.39	(1)	0.47	(1)	151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	—	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
03/31/09	8.88	0.08	(3.37)	(3.29)	(0.02)	(1.20)	—	(1.22)	4.37	(38.23)		14,952	1.44	(2)	1.03	(2)	174
03/31/10	4.37	0.05	2.14	2.19	(0.09)	—	—	(0.09)	6.47	50.20		19,476	1.53	(2)	0.84	(2)	167
Focus Value Portfolio Class 2
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92		73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78		86,877	1.27	(1)(2)	1.01	(1)(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28	(2)	1.42	(2)	106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30	(2)	1.91	(2)	53
Focus Value Portfolio Class 3
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78		41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72		73,769	1.36	(1)(2)	0.91	(1)(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38	(2)	1.30	(2)	106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40	(2)	1.81	(2)	53

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10
Focus TechNet Portfolio Class 2	(0.06)%	0.06%	0.03%	0.16%	0.20%
Focus TechNet Portfolio Class 3	(0.07)	0.06	0.04	0.16	0.20
Focus Growth and Income Portfolio Class 2	(0.10)	0.00	—	—	—
Focus Growth and Income Portfolio Class 3	(0.10)	0.00	—	—	—
Focus Value Portfolio Class 2	(0.07)	0.00	—	—	—
Focus Value Portfolio Class 3	(0.07)	0.00	—	—	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10
Focus TechNet Portfolio Class 2	—%	0.01%	0.04%	0.01%
Focus TechNet Portfolio Class 3	—	0.01	0.04	0.01
Focus Growth and Income Portfolio Class 2	—	0.04	0.02	0.01
Focus Growth and Income Portfolio Class 3	—	0.05	0.02	0.01
Focus Value Portfolio Class 2	0.00	0.02	0.03	0.01
Focus Value Portfolio Class 3	0.00	0.02	0.03	0.01

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/06	$9.85	$0.02	$1.62	$1.64	$(0.05)	$(0.01)	$—	$(0.06)	$11.43	16.61%	$63,384	0.34	%(1)(3)	0.21	%(1)(3)	24%
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	—	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
Allocation Moderate Growth Portfolio Class 3
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
Allocation Moderate Portfolio Class 3
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
Allocation Balanced Portfolio Class 3
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	—	0.00
Allocation Moderate Portfolio Class 3	(0.04)	0.00
Allocation Balanced Portfolio Class 3	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-four portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2010 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

As described in Note 13, the Board of Trustees has approved a plan of reorganization under which the Focus TechNet Portfolio and the Focus Growth and Income Portfolio (each a "Target Portfolio") will merge with the Focus Growth Portfolio and the Large Cap Composite Portfolio (a "Target Portfolio") will merge with the Large Cap Growth Portfolio. These mergers are expected to take place following the approval by each Target Portfolio's shareholders, at which time the Target Portfolios will cease to operate.

PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2010

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
March 31, 2010 (unaudited)

At a meeting held on November 5, 2009, the Board of Trustees the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved a new subadvisory agreement between SunAmerica Asset Management Corp. ("SAAMCo") and PineBridge Investments, LLC ("PineBridge") with respect to the Diversified Fixed Income Portfolio, International Equity Portfolio, Multi-Managed Growth Portfolio (Balanced Component), Multi-Managed Income Portfolio (Balanced Component), Multi-Managed Income/Equity Portfolio (Balanced Component) and the Multi-Managed Moderate Growth Portfolio (Balanced Component) (the "Funds") (the "New Subadvisory Agreement"). The New Subadvisory Agreement was subject to the approval of the Fund's shareholders, which the shareholders of each Fund approved at a shareholder meeting held on March 29, 2010.

At the November 2009 meeting, the Board approved the termination of the existing subadvisory agreement between SAAMCo and AIGGIC with respect to Strategic Fixed Income Portfolio ("Strategic Fixed Income") effective as of the close of business November 30, 2009 and approved a new subadvisory agreement between SAAMCo and Wellington Management Company, LLP ("Wellington") with respect to the Strategic Fixed Income (the "Wellington Subadvisory Agreement"), under which Wellington was to assume management responsibility of the high-yield bond sleeve of Strategic Fixed Income effective December 1, 2009. In addition to the change of a subadviser of Strategic Fixed Income, the Board approved changes to Fund's name (to the "Real Return Portfolio"), investment objective, and 80% investment policy (the "Portfolio Changes"), which changes would become effective in January 2010. At the same meeting, the Board approved the termination of Franklin Advisers, Inc. and Western Asset Management Company as subadvisers of the Fund such that upon the effectiveness of the Portfolio Changes, Wellington would become the sole subadviser of the Fund. The Board approved amendments to the existing investment management and advisory agreement between the Trust and SAAMCo (the "Advisory Agreement") and to the Wellington Subadvisory Agreement, both of which institute new advisory and subadvisory fee rates effective upon the effectiveness of the Portfolio Changes.

All references to the "Funds" include Strategic Fixed Income, as applicable. The New Subadvisory Agreement and Wellington Subadvisory Agreement are collectively referred to as the "Subadvisory Agreements." PineBridge and Wellington are collectively referred to as the "Subadvisers."

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SAAMCo, PineBridge and Wellington provided, materials relating to the Board's consideration of whether to approve the New Subadvisory Agreement. These materials included (a) information concerning the Transaction, including the corporate restructuring of AIGGIC into PineBridge in anticipation of the closing of the Transaction; (b) a summary of the services to be provided by PineBridge and Wellington; (c) information independently compiled by Lipper on fees and expenses of the Funds as compared to a representative group of similar funds as determined by Lipper; (d) performance information of the Funds; (e) a discussion of indirect benefits to the Subadvisers; (f) a report by SAAMCo on the Subadvisers' compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; and (h) a discussion of the key personnel of the Subadvisers. In determining whether to approve the Subadvisory Agreements, the Board, including the Independent Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services to be provided to the Funds by the Subadvisers. The Board observed that it had a long-standing relationship with PineBridge, as successor to AIGGIC, and with Wellington. The Board also considered information relating to the Transaction and representations from PCG, the proposed ultimate parent company of PineBridge, that PCG is committed to PineBridge as a long term investment and would devote sufficient resources to PineBridge.

The Board considered that on September 5, 2009, American International Group, Inc. ("AIG") entered into an agreement to sell a portion of AIG Investments, including its interests in AIGGIC, to Bridge Partners, L.P. ("Bridge"), a partnership formed by PCG, an Asia-based private investment group (the "Transaction"). In preparation for the closing of the Transaction, AIG merged AIGGIC with and into PineBridge, a Delaware limited liability company, on December 31, 2009. PineBridge, as successor to AIGGIC, remains a registered investment adviser pursuant to the Investment Advisers Act of 1940. Upon the closing of the Transaction, PineBridge will become an indirect, wholly-owned subsidiary of Bridge will have its advisory

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

functions consolidated with PineBridge. The Transaction is expected to close in the first quarter of 2010, and is subject to the receipt of various regulatory approvals and consents and the satisfaction of other conditions to closing.

The Board concluded that the services to be provided by the Subadvisers, subject to the oversight and review of SAAMCo, would in all material respects be identical to the services that PineBridge and SAAMCo, as applicable, are currently providing to the Funds, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by a Fund.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and execute such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience.

In addition, the Board reviewed the Subadvisers' history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and considered each Subadviser's resources, and with respect to PineBridge the resources that it is expected to have under its new ownership structure. The Board also reviewed the biographical information for personnel that would be responsible for providing subadvisory services to the Funds and concluded that the key investment personnel at PineBridge that were responsible for managing the Funds would continue to manage the Funds as portfolio managers at PineBridge. The Board also considered that certain other key personnel of PineBridge would continue with PineBridge and that PCG anticipated allowing PineBridge to set the direction of the firm without PCG being involved in its day-to-day operations.

The Board concluded, based on the materials provided and its prior experience with PineBridge, that: (i) the portfolio managers and other investment personnel currently managing the Funds will continue to manage the Funds; (ii) PineBridge would continue to exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; (iii) PineBridge would be responsive to requests of the Board and of SAAMCo; (iv) PineBridge had developed sufficient internal policies and procedures for monitoring compliance with the investment objective, policies and restrictions of each Fund as set forth in the Fund's prospectus, and such policies and procedures were expected to continue following the close of the Transaction; (v) PineBridge's code of ethics and compliance and regulatory history were satisfactory to the Board and (vi) the nature and extent of services to be provided by PineBridge to the Funds under the New Subadvisory Agreement were reasonable and appropriate in relation to the proposed subadvisory fees and the quality of services was reasonably expected to be at the same acceptable level.

With respect to Wellington, the Board was informed that in management's judgment, it has the size, visibility and resources to attract and retain highly qualified investment professionals. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by Wellington and that there was a reasonable basis on which to conclude that it would provide high quality services to the Trust.

Investment Performance. The Board, including the Independent Trustees, considered the investment performance of the Funds. The Board reviewed Lipper reports that compare the Funds' investment performance to their respective benchmarks and Performance Groups/Universes, which reports were prepared in connection with the annual approval of the existing subadvisory agreements between SAAMCo and AIGGIC at the September 30, 2009 in-person meeting of the Board (the "Current Subadvisory Agreement"). The Board also considered quarterly performance updates and analyses provided by management. The Funds are managed by multiple subadvisers and the Board's consideration of investment performance was limited to the component of such Funds managed by PineBridge or SAAMCo.

•  Diversified Fixed Income Portfolio. The Board considered that the Fund, as a whole, outperformed the Lipper VUF Corporate-A Index and the median of its Performance Universe for the one-, three- and five-year periods and that the Fund was above the median of its Performance Group for the one- and three-year periods but below the median for the five-year period. The Board considered that the Fund is managed by multiple subadvisers and that the component managed by

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

PineBridge has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Fund's performance, as a whole, was satisfactory in light of management's discussion and all other factors considered.

•  International Equity Portfolio. The Board considered that the Fund, as a whole, outperformed the Lipper VUF International Core Index and was at or above the median of its Performance Group/Universe for the one-year period but underperformed the Index and was below the median of its Performance Group/Universe for the three- and five-year periods. The Board took into account management's discussion of each subadviser's performance, the recent replacement of a subadviser, and management's monitoring efforts and concluded that the Fund's performance, as a whole, was being addressed.

•  Multi-Managed Growth Portfolio. The Board considered that the Fund, as a whole, outperformed the Lipper VUF Multi-Cap Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Fund has multiple components and that the Balanced Component managed by SAAMCo has been subjected to heightened monitoring by management due to performance. The Board concluded that the Fund's performance, as a whole, has been satisfactory in light of all factors considered.

•  Multi-Managed Income Portfolio. The Board considered that the Fund, as a whole, outperformed the Lipper Multi-Asset Target Allocation Conservative Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Fund has multiple components and that the Balanced Component managed by SAAMCo has been subjected to heightened monitoring by management due to performance. The Board considered management's report on each subadviser's performance and their continuing monitoring efforts and concluded that the Fund's performance, as a whole, has been satisfactory in light of all factors considered.

•  Multi-Managed Income/Equity Portfolio. The Board considered that the Fund, as a whole, outperformed the Lipper VUF Multi-Asset Target Allocation-Conservative Index and was above the median of its Performance Group/Universe for the one-, three and five-year periods. The Board considered that the Fund has multiple components and that the Balanced Component managed by SAAMCo has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Fund's performance, as a whole, was satisfactory.

•  Multi-Managed Moderate Growth Portfolio. The Board considered that the Fund, as a whole, outperformed the Lipper VUF Multi-Asset Target Allocation-Moderate Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple components and that the Balanced Component managed by SAAMCo has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Fund's performance, as a whole, was satisfactory.

•  Strategic Fixed Income Portfolio. With respect to Strategic Fixed Income, the Board considered the performance of the Wellington Core High Yield Composite versus the Barclays Capital High Yield Index and the Morningstar High Yield Category and noted that the Composite outperformed the Lipper Index and Morningstar Category for the one-, three- and five-year periods. The Board considered the performance of the Wellington Treasury Inflation-Protected Composite versus the Barclays Capital U.S. TIPS 1-10 Years Index and the Morningstar Inflation Protected Category and noted that the Composite outperformed the Lipper Index and the Morningstar Category for the one-, thee- and five-year periods.

Consideration of the Subadvisory Fees and the Cost of the Services and Profits to be Realized by the Subadvisers. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by SAAMCo to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by the Subadvisers in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the subadvisory fees payable to the Subadvisers under the Subadvisory Agreements, the Board reviewed the Lipper report referenced above, as well as information provided at the September 30, 2009 Board meeting in connection with the annual renewal of advisory contracts. The Lipper report addressed the expense information with respect to the Funds and a representative group of similar funds as determined by Lipper. In considering the reasonableness

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

of the subadvisory fee to be paid by SAAMCo to the Subadviser on behalf of the Funds, the Board reviewed expense comparisons by Lipper including contractual and actual subadvisory fees as a portion of actual net management fees. The Board compared the Funds' contractual subadvisory fees to those of other funds within its Peer Group and Peer Universe as a guide to help assess the subadvisory fee to be paid to the Subadvisers. The Board noted that the Peer Group information as a whole was useful in assessing whether the Subadviser was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SAAMCo out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted that the proposed subadvisory fees to be paid to PineBridge with respect to the Funds under the New Subadvisory Agreement are identical to the subadvisory fees paid to PineBridge with respect to the Funds under the Current Subadvisory Agreement. The Board also considered, among other things, the costs incurred by SAAMCo in managing the day-to-day investments of each such Fund. The Board also considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained. The Board further considered whether there were any collateral or "fall-out" benefits that the Subadviser may derive as a result of their relationship with the Funds. The Board noted that the Subadvisers believe that any such benefits would be de minimis and would not impact the reasonableness of the subadvisory fees.

The Board also reviewed financial information and other reports from the Subadvisers and considered whether the Subadvisers would have the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. In connection with its review, the Board received the financial statements provided by the Subadvisers. The Board also received pro forma financial information for Bridge. The Board concluded that PineBridge has and, following the close of the Transaction will have, and Wellington has, the financial resources necessary to perform its obligations under the Subadvisory Agreements and would provide the Fund with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board did not review specific information regarding whether there would be economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the advisory agreement between the Trust and SAAMCo.

Other Factors. In consideration of the Subadvisory Agreements, the Board also received information regarding brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates.

Conclusion. After a full and complete discussion, the Board approved the Wellington Subadvisory Agreement, and approved the New Subadvisory Agreement, which was subject to shareholder approval for the Funds managed by PineBridge. Based upon their evaluation, the Board, including its Independent Trustees, was satisfied that the terms of the Subadvisory Agreements are fair and reasonable and in the best interests of the relevant Fund and its shareholders. In arriving at a decision to approve the Subadvisory Agreements, the Board did not identify a single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent counsel in making these determinations. Accordingly, the Board, including the Independent Trustees, unanimously approved, and recommends that shareholders of the Funds approve the Subadvisory Agreements entered into on behalf of their respective Fund.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

Name, Address and Date of Birth	Positions Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton DOB: October 19, 1944	Trustee	March 2007-Present	Retired (since 2003); Managing Director and CEO, Barclays Global Investors (1996-2003).	59	Chairman/Director, The LECG Group (consulting) (since 2006).

Carl D. Covitz(4) DOB: March 31, 1939	Trustee	February 2001-Present	Owner and President, Landmark Capital, Inc. (securities broker/dealer) (since 1973).	59	None.

Gilbert T. Ray DOB: September 18, 1944	Trustee	February 2001-Present	Retired Partner, O'Melveny & Myers LLP (since 2000).	59	Director, Advance Auto Parts, Inc. (retail — auto and home supply stores) (since 2002); Director, Wattson Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (since 2004); Director, Diamond Rock Hospitality (since 2005); Director, Towers, Watson & Co. (since 2010).

Allan L. Sher DOB: October 19, 1931	Trustee	January 1997-Present	Retired, Brokerage Executive (since 1992).	59	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	February 2001-Present	Chairman and CEO, GrandPoint Capital Advisors (since 2009) (investment banking); Dean Emeritus and Professor of Management Anderson School at UCLA (since 2006); Dean, Anderson School at UCLA (1999-2005).	59	Director, Move, Inc. (real estate agents and managers) (since 2003); Director, Healthnet International, Inc. (business services) (since 2000).

Interested Trustee
Jane Jelenko(5) DOB: August 19, 1948	Trustee	September 2006-Present	Partner, KPMG, LLP (2003-2005) and Management Director (1977-2003) Bearingpoint, Inc. (formerly KPMG Consulting) (1977-2003).	59	Director, Countrywide Bank (2003-2008).

Jana W. Greer(6) DOB: December 30, 1951	Trustee	February 2001-Present	President (since 1996) and Chief Executive Officer (since 2008), SunAmerica Retirement Markets, Inc., Executive Vice President (since 2001) and Director (since 1999), AIG Retirement Services, Inc.; President (since 2002) and Director (since 1992), SunAmerica Annuity and Life Assurance Company ("SAAL"); Executive Vice President (since 2006) and Director (since 1988), First SunAmerica Life Insurance Company ("FSLIC"); President (since 2006) and Director (since 1988), SunAmerica Life Insurance Company.	59	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Date of Birth	Positions Held With Trust	Length of Time Served		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee(3)
Officers
John T. Genoy SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: November 8, 1968	President	2007-	Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Donna M. Handel SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: June 25, 1966	Treasurer	2002-	Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A

Nori L. Gabert SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-	Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory N. Bressler SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (2004-2005).	N/A	N/A

Gregory R. Kingston SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-	Present	Vice President, SAAMCo (2001-Present).	N/A	N/A

Cynthia A. Gibbons-Skrehot SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1967	Vice President and Chief Compliance Officer ("CCO")	2002-	Present	Vice President, SAAMCo (2002-Present); Chief Compliance Officer, SAAMCo (2007-Present).	N/A	N/A

Matthew J. Hackenthal SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-	Present	Chief Compliance Officer, SAAMCo (2007-Present); Vice President, Credit Suisse Asset Management (2001-2006); Chief Compliance Officer, Credit Suisse Alternative Funds (2005-2006).	N/A	N/A

(1)  Trustees serve until their successors are duly elected and qualified.

(2)  Fund Complex includes the Trust (24 portfolios), SunAmerica Specialty Series (3 funds), SunAmerica Series Trust (35 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (14 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (33 funds), VALIC Company II (15 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

(5)  Ms. Jelenko is considered an Interested Trustee because of a deferred interest in stock she received from Bank of America Corporation upon its acquisition of Countrywide Finance Corporation, for which she served as a board member. Bank of America is the indirect corporate parent of Columbia Management Advisors LLC, a subadviser to the Seasons Series Trust Cash Management Portfolio, SunAmerica Series Trust Technology Portfolio and SunAmerica Series Trust Cash Management Portfolio.

(6)  Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2010.

During the fiscal year ended March 31, 2010, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Return of Capital	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.25	$0.25	$—	$—	$—	35.14%
Multi-Managed Growth - Class 2	0.23	0.23	—	—	—	35.14
Multi-Managed Growth - Class 3	0.22	0.22	—	—	—	35.14
Multi-Managed Moderate Growth - Class 1	0.41	0.41	—	—	—	15.81
Multi-Managed Moderate Growth - Class 2	0.39	0.39	—	—	—	15.81
Multi-Managed Moderate Growth - Class 3	0.38	0.38	—	—	—	15.81
Multi-Managed Income/Equity - Class 1	0.74	0.67	—	0.07	—	8.23
Multi-Managed Income/Equity - Class 2	0.73	0.66	—	0.07	—	8.23
Multi-Managed Income/Equity - Class 3	0.71	0.64	—	0.07	—	8.23
Multi-Managed Income - Class 1	0.66	0.64	—	0.02	—	5.16
Multi-Managed Income - Class 2	0.65	0.63	—	0.02	—	5.16
Multi-Managed Income - Class 3	0.64	0.62	—	0.02	—	5.16
Asset Allocation: Diversified Growth - Class 1	0.07	0.07	—	—	—	100.00
Asset Allocation: Diversified Growth - Class 2	0.05	0.05	—	—	—	100.00
Asset Allocation: Diversified Growth - Class 3	0.04	0.04	—	—	—	100.00
Stock - Class 1	0.03	0.03	—	—	—	100.00
Stock - Class 2	0.01	0.01	—	—	—	100.00
Stock - Class 3	0.00	0.00	—	—	—	100.00
Large Cap Growth - Class 1	—	—	—	—	—	—
Large Cap Growth - Class 2	—	—	—	—	—	—
Large Cap Growth - Class 3	—	—	—	—	—	—
Large Cap Composite - Class 1	0.09	0.09	—	—	—	100.00
Large Cap Composite - Class 2	0.08	0.08	—	—	—	100.00
Large Cap Composite - Class 3	0.07	0.07	—	—	—	100.00
Large Cap Value - Class 1	0.25	0.25	—	—	—	100.00
Large Cap Value - Class 2	0.24	0.24	—	—	—	100.00
Large Cap Value - Class 3	0.23	0.23	—	—	—	100.00
Mid Cap Growth - Class 1	—	—	—	—	—	—
Mid Cap Growth - Class 2	—	—	—	—	—	—
Mid Cap Growth - Class 3	—	—	—	—	—	—
Mid Cap Value - Class 1	0.17	0.17	—	—	—	100.00
Mid Cap Value - Class 2	0.15	0.15	—	—	—	100.00
Mid Cap Value - Class 3	0.14	0.14	—	—	—	100.00

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Return of Capital	Qualifying % for the 70% Dividends Received Deductions
Small Cap - Class 1	$0.01	$0.01	$—	$—	$—	100.00%
Small Cap - Class 2	—	—	—	—	—	—
Small Cap - Class 3	—	—	—	—	—	—
International Equity - Class 1	0.13	0.13	—	—	—	2.81
International Equity - Class 2	0.11	0.11	—	—	—	2.81
International Equity - Class 3	0.11	0.11	—	—	—	2.81
Diversified Fixed Income - Class 1	0.40	0.40	—	—	—	0.06
Diversified Fixed Income - Class 2	0.38	0.38	—	—	—	0.06
Diversified Fixed Income - Class 3	0.37	0.37	—	—	—	0.06
Real Return - Class 3	0.53	0.53	—	—	—	0.05
Cash Management - Class 1	0.22	0.22	—	—	0.00	—
Cash Management - Class 2	0.20	0.20	—	—	0.00	—
Cash Management - Class 3	0.19	0.19	—	—	0.00	—
Focus Growth - Class 1	—	—	—	—	—	—
Focus Growth - Class 2	—	—	—	—	—	—
Focus Growth - Class 3	—	—	—	—	—	—
Focus TechNet - Class 2	—	—	—	—	—	—
Focus TechNet - Class 3	—	—	—	—	—	—
Focus Growth and Income - Class 2	0.09	0.09	—	—	—	100.00
Focus Growth and Income - Class 3	0.09	0.09	—	—	—	100.00
Focus Value - Class 2	0.22	0.22	—	—	—	100.00
Focus Value - Class 3	0.21	0.21	—	—	—	100.00
Allocation Growth Strategy - Class 3	0.29	0.29	—	—	—	21.28
Allocation Moderate Growth Strategy - Class 3	0.29	0.28	—	0.01	—	26.45
Allocation Moderate Strategy - Class 3	0.34	0.32	—	0.02	—	32.13
Allocation Balanced Strategy - Class 3	0.41	0.32	—	0.09	—	38.82

The International Equity Portfolio makes an election under Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders.The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2010 was $618,465. The gross foreign source income for information reporting is $8,195,736.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Seasons family of variable annuities, we have included on the following pages investment comments regarding the 24 investment portfolios of the Season SeriesTrust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Composite Portfolio

9.  Large Cap Value Portfolio

10.  Mid Cap Growth Portfolio

11.  Mid Cap Value Portfolio

12.  Small Cap Portfolio

13.  International Equity Portfolio

14.  Diversified Fixed Income Portfolio

15.  Strategic Fixed Income Portfolio

16.  Cash Management Portfolio

Seasons Focused Portfolios

17.  Focus Growth Portfolio

18.  Focus TechNet Portfolio

19.  Focus Growth and Income Portfolio

20.  Focus Value Portfolio

Seasons Managed Allocation Portfolios

21.  Allocation Growth Portfolio

22.  Allocation Moderate Growth Portfolio

23.  Allocation Moderate Portfolio

24.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus

Seasons Select Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed.The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2010. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	45.00%	44.89%	44.71%
5-Year	6.02%	5.87%	5.76%
10-Year	–0.33%	N/A	N/A
Since Inception	7.58%	0.58%	7.89%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

5 The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Barclays Capital U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Growth

The Multi-Managed Growth Portfolio Class 1 shares posted a return of 45.00% for the twelve-month reporting period ending March 31, 2010, trailing the 49.77% advance for the S&P 500 Index, but outperforming the 39.61% gain for the blended benchmark, which comprises 71% equity and 29% bond indexes.

After the tumultuous 2009 fiscal year, signs that government programs initiated in 2008 to thwart a financial meltdown began to stabilize the economy. Renewed optimism prompted not only a broad-based rally, but one of the best-performing 12-month periods for stocks in history. The S&P 500 and the Dow Jones Industrial Average indices soared 49.77% and 46.87%, respectively during the reporting period.

Within the Portfolio component managed by Janus Capital Management, LLC, information technology holdings provided the largest boost to relative results. Selections within consumer staples also contributed. On a negative note, holdings within financials weighed on comparable returns, as did positions within the health care sector. Apple, Inc. was a top contributor. Management believes the company's integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. However, Monsanto Co., a leading developer of seed technology and crop control products, weighed on relative results late in the period amid a poor outlook. Farmers' adoption of new technology has been slow, which has resulted in a weaker pricing environment for the company's seeds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by SunAmerica Asset Management Corp., security selection coupled with underweighted positions in the healthcare, industrial, and information technology sectors helped relative performance. A consumer staples overweight coupled with strong stock selection among energy companies was also beneficial. However, an underweight allocation coupled with poor stock selection within consumer discretionary, and the cash position weighed on relative results during the reporting period. Western Union Co., Psychiatric Solutions, Inc., TNS, Inc., Air Methods Corp., and McMoRan Exploration Co. performed well during the period, but gains were limited by positions in Neutral Tandem, Inc., Metro PCS Communications, Inc., Merge Healthcare, Inc., STEC, Inc., and GameStop Corp.

Within the Portfolio component managed by Lord, Abbett & Co., LLC exposure to economically sensitive sectors such as consumer discretionary and financials helped relative results, while underweight positions within the more defensive sectors of utilities and telecommunications detracted. This component also benefited from a relative underweight within the consumer staples sector. Stock selection was positive within the consumer discretionary sector, especially within the strong hotel and gaming holdings. Casino operator Wynn Resorts was one of the top performers overall. The underperformance was primarily driven by negative stock selection across several sectors. Within the materials sector, agricultural giant, Monsanto was the top detractor. The financials sector also hurt performance as a result of stock selection, which was driven primarily by the lack of exposure to regional banks as well as poor performance by Northern Trust and AON Corp. This component's relative underweight within the strong industrials sector also hurt performance.

Within the Portfolio component managed by Wellington Management Company, LLP, an overweight exposure to the commercial mortgage-backed securities (CMBS), investment grade credit, and asset backed sectors were the primary drivers of outperformance. In addition, an opportunistic position in the high yield sector and exposure to non-agency mortgages were also additive. Security selection within the investment grade credit sector aided relative performance, specifically the overweight to financial issuers. An underweight to U.S. agencies and to agency pass-through mortgage-backed securities (MBS) detracted modestly.

Within the Portfolio component managed by PineBridge Investments LLC, sector selection was a strong positive contributor to relative performance. Investments in finance, bank and industrials were the top performers. Conversely, exposure to agency, supranational and mortgage-backed sectors generated negative returns. Security selection had a significant positive impact on Portfolio performance for the period. Debt issued by names such as JP Morgan and Barclays were among the largest positive contributors. On the other hand, exposure to U.S. Treasury issues, FNMA, MBS, and First Energy debt proved a drag to portfolio performance. The overall portfolio yield also played an important role. Finally, security selection as noted above and portfolio duration bolstered returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth, with capital preservation as a secondary objective

Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	39.22%	39.04%	38.96%
5-Year	5.86%	5.70%	5.60%
10-Year	1.04%	N/A	N/A
Since Inception	7.25%	1.64%	7.10%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

5 The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Barclays Capital U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Moderate Growth

The Multi-Managed Moderate Growth Portfolio Class 1 shares posted a return of 39.22% for the twelve-month reporting period ending March 31, 2010, trailing the 49.77% advance for the S&P 500 Index, but outperforming the 32.51% gain for the blended benchmark, which comprises 56% equity and 44% bond indexes.

After the tumultuous 2009 fiscal year, signs that government programs initiated in 2008 to thwart a financial meltdown began to stabilize the economy. Renewed optimism prompted not only a broad-based rally, but one of the best-performing 12-month periods for stocks in history. The S&P 500 and the Dow Jones Industrial Average indices soared 49.77% and 46.87%, respectively during the reporting period.

Within the Portfolio component managed by Janus Capital Management, LLC, information technology holdings provided the largest boost to relative results. Selections within consumer staples also contributed. On a negative note, holdings within financials weighed on comparable returns, as did positions within the health care sector. Apple, Inc. was a top contributor. Management believes the company's integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. However, Monsanto Co., a leading developer of seed technology and crop control products, weighed on relative results late in the period amid a poor outlook. Farmers' adoption of new technology has been slow, which has resulted in a weaker pricing environment for the company's seeds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by SunAmerica Asset Management Corp., security selection coupled with underweighted positions in the healthcare, industrial, and information technology sectors helped relative performance. A consumer staples overweight coupled with strong stock selection among energy companies was also beneficial. However, an underweight allocation coupled with poor stock selection within consumer discretionary, and the cash position weighed on relative results during the reporting period. Western Union Co., Psychiatric Solutions, Inc., TNS, Inc., Air Methods Corp., and McMoRan Exploration Co. performed well during the period, but gains were limited by positions in Neutral Tandem, Inc., Metro PCS Communications, Inc., Merge Healthcare, Inc., STEC, Inc., and GameStop Corp.

Within the Portfolio component managed by Lord, Abbett & Co., LLC exposure to economically sensitive sectors such as consumer discretionary and financials helped relative results, while underweight positions within the more defensive sectors of utilities and telecommunications detracted. This component also benefited from a relative underweight within the consumer staples sector. Stock selection was positive within the consumer discretionary sector, especially within the strong hotel and gaming holdings. Casino operator Wynn Resorts was one of the top performers overall. The underperformance was primarily driven by negative stock selection across several sectors. Within the materials sector, agricultural giant, Monsanto was the top detractor. The financials sector also hurt performance as a result of stock selection, which was driven primarily by the lack of exposure to regional banks as well as poor performance by Northern Trust and AON Corp. This component's relative underweight within the strong industrials sector also hurt performance.

Within the Portfolio component managed by Wellington Management Company, LLP, an overweight exposure to the commercial mortgage-backed securities (CMBS), investment grade credit, and asset backed sectors were the primary drivers of outperformance. In addition, an opportunistic position in the high yield sector and exposure to non-agency mortgages were also additive. Security selection within the investment grade credit sector aided relative performance, specifically the overweight to financial issuers. An underweight to U.S. agencies and to agency pass-through mortgage-backed securities (MBS) detracted modestly.

Within the Portfolio component managed by PineBridge Investments LLC, sector selection was a strong positive contributor to relative performance. Investments in finance, bank and industrials were the top performers. Conversely, exposure to agency, supranational and mortgage-backed sectors generated negative returns. Security selection had a significant positive impact on Portfolio performance for the period. Debt issued by names such as JP Morgan and Barclays were among the largest positive contributors. On the other hand, exposure to U.S. Treasury issues, FNMA, MBS, and First Energy debt proved a drag to portfolio performance. The overall portfolio yield also played an important role. Finally, security selection as noted above and portfolio duration bolstered returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Objective:	Conservation of principal while maintaining some potential for long-term growth of capital

Portfolio Managers:	Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	29.76%	29.53%	29.46%
5-Year	6.00%	5.83%	5.73%
10-Year	3.36%	N/A	N/A
Since Inception	6.79%	3.69%	6.36%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Barclays Capital U.S. Aggregate Bond Index, and 2.8% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income/Equity

The Multi-Managed Income/Equity Portfolio Class 1 shares posted a return of 29.76% for the twelve-month reporting period ending March 31, 2010, compared to a 49.77% advance for the S&P 500 Index, and a gain of 7.69% for the Barclays Capital U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 33% equity and 67% bond indexes, returned 20.84% for the period.

After the tumultuous 2009 fiscal year, signs that government programs initiated in 2008 to thwart a financial meltdown began to stabilize the economy. Renewed optimism prompted not only a broad-based rally, but one of the best-performing 12-month periods for stocks in history. The S&P 500 and the Dow Jones Industrial Average indices soared 49.77% and 46.87%, respectively during the reporting period.

Within the Portfolio component managed by Janus Capital Management, LLC, information technology holdings provided the largest boost to relative results. Selections within consumer staples also contributed. On a negative note, holdings within financials weighed on comparable returns, as did positions within the health care sector. Apple, Inc. was a top contributor. Management believes the company's integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. However, Monsanto Co., a leading developer of seed technology and crop control products, weighed on relative results late in the period amid a poor outlook. Farmers' adoption of new technology has been slow, which has resulted in a weaker pricing environment for the company's seeds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Lord, Abbett & Co., LLC exposure to economically sensitive sectors such as consumer discretionary and financials helped relative results, while underweight positions within the more defensive sectors of utilities and telecommunications detracted. This component also benefited from a relative underweight within the consumer staples sector. Stock selection was positive within the consumer discretionary sector, especially within the strong hotel and gaming holdings. Casino operator Wynn Resorts was one of the top performers overall. The underperformance was primarily driven by negative stock selection across several sectors. Within the materials sector, agricultural giant, Monsanto was the top detractor. The financials sector also hurt performance as a result of stock selection, which was driven primarily by the lack of exposure to regional banks as well as poor performance by Northern Trust and AON Corp. This component's relative underweight within the strong industrials sector also hurt performance.

Within the Portfolio component managed by Wellington Management Company, LLP, an overweight exposure to the commercial mortgage-backed securities (CMBS), investment grade credit, and asset backed sectors were the primary drivers of outperformance. In addition, an opportunistic position in the high yield sector and exposure to non-agency mortgages were also additive. Security selection within the investment grade credit sector aided relative performance, specifically the overweight to financial issuers. An underweight to U.S. agencies and to agency pass-through mortgage-backed securities (MBS) detracted modestly.

Within the Portfolio component managed by PineBridge Investments LLC, sector selection was a strong positive contributor to relative performance. Investments in finance, bank and industrials were the top performers. Conversely, exposure to agency, supranational and mortgage-backed sectors generated negative returns. Security selection had a significant positive impact on Portfolio performance for the period. Debt issued by names such as JP Morgan and Barclays were among the largest positive contributors. On the other hand, exposure to U.S. Treasury issues, FNMA, MBS, and First Energy debt proved a drag to portfolio performance. The overall portfolio yield also played an important role. Finally, security selection as noted above and portfolio duration bolstered returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Objective:	Capital preservation

Portfolio Managers:	Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	24.67%	24.45%	24.36%
5-Year	5.94%	5.78%	5.70%
10-Year	4.73%	N/A	N/A
Since Inception	6.46%	4.74%	5.78%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Barclays Capital U.S. Aggregate Bond Index, and 1.7% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income

The Multi-Managed Income Portfolio Class 1 shares posted a return of 24.67% for the twelve-month reporting period ending March 31, 2010, compared to a 49.77% advance for the S&P 500 Index, and a gain of 7.69% for the Barclays Capital U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 17% equity and 83% bond indexes, returned 14.36% for the period.

After the tumultuous 2009 fiscal year, signs that government programs initiated in 2008 to thwart a financial meltdown began to stabilize the economy. Renewed optimism prompted not only a broad-based rally, but one of the best-performing 12-month periods for stocks in history. The S&P 500 and the Dow Jones Industrial Average indices soared 49.77% and 46.87%, respectively during the reporting period.

Within the Portfolio component managed by Janus Capital Management, LLC, information technology holdings provided the largest boost to relative results. Selections within consumer staples also contributed. On a negative note, holdings within financials weighed on comparable returns, as did positions within the health care sector. Apple, Inc. was a top contributor. Management believes the company's integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. However, Monsanto Co., a leading developer of seed technology and crop control products, weighed on relative results late in the period amid a poor outlook. Farmers' adoption of new technology has been slow, which has resulted in a weaker pricing environment for the company's seeds.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Lord, Abbett & Co., LLC exposure to economically sensitive sectors such as consumer discretionary and financials helped relative results, while underweight positions within the more defensive sectors of utilities and telecommunications detracted. This component also benefited from a relative underweight within the consumer staples sector. Stock selection was positive within the consumer discretionary sector, especially within the strong hotel and gaming holdings. Casino operator Wynn Resorts was one of the top performers overall. The underperformance was primarily driven by negative stock selection across several sectors. Within the materials sector, agricultural giant, Monsanto was the top detractor. The financials sector also hurt performance as a result of stock selection, which was driven primarily by the lack of exposure to regional banks as well as poor performance by Northern Trust and AON Corp. This component's relative underweight within the strong industrials sector also hurt performance.

Within the Portfolio component managed by Wellington Management Company, LLP, an overweight exposure to the commercial mortgage-backed securities (CMBS), investment grade credit, and asset backed sectors were the primary drivers of outperformance. In addition, an opportunistic position in the high yield sector and exposure to non-agency mortgages were also additive. Security selection within the investment grade credit sector aided relative performance, specifically the overweight to financial issuers. An underweight to U.S. agencies and to agency pass-through mortgage-backed securities (MBS) detracted modestly.

Within the Portfolio component managed by PineBridge Investments LLC, sector selection was a strong positive contributor to relative performance. Investments in finance, bank and industrials were the top performers. Conversely, exposure to agency, supranational and mortgage-backed sectors generated negative returns. Security selection had a significant positive impact on Portfolio performance for the period. Debt issued by names such as JP Morgan and Barclays were among the largest positive contributors. On the other hand, exposure to U.S. Treasury issues, FNMA, MBS, and First Energy debt proved a drag to portfolio performance. The overall portfolio yield also played an important role. Finally, security selection as noted above and portfolio duration bolstered returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Objective:	Capital appreciation

Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	46.38%	46.21%	45.74%
5-Year	3.55%	3.40%	3.31%
10-Year	0.78%	N/A	N/A
Since Inception	4.04%	1.39%	5.84%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

5 The Blended Benchmark Index consists of 60% Russell 3000 Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% MSCI EAFE Index, 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index.

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 The Morgan Stanley Capital International (MSCI) Emerging Markets IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin.The MSCI Emerging Markets IndexSM excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth

The Asset Allocation: Diversified Growth Portfolio Class 1 advanced 46.38% for the twelve-month reporting period ending March 31, 2010, compared to a 52.44% return by the Russell 3000 Index, and 46.91% gain for the blended benchmark.

For the past year, investors have been rewarded for suspending their preoccupation with secular economic threats and focusing instead on the cyclical recoveries of the world economy and financial markets. Owing both to the profound depths from which these recoveries began and to the vast scale of policy support unleashed by governments, the rally in equities has reached historic proportions.

Within the Portfolio's domestic large cap equity holdings, an overweight to basic materials, coupled with positive stock selection within communications services and basic materials, aided results. The Portfolio also benefited from positive security selection within fixed income. Many investors had been compelled to liquidate these securities in 2008 at a time when market demand was thin, and the liquidations occurred at previously unthinkable price levels. As the market came to recognize the steadiness of payment streams and a diminishing risk of default, prices rebounded dramatically.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Objective:	Long-term capital appreciation, with a secondary objective of increasing dividend income

Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	48.21%	48.02%	47.82%
5-Year	3.60%	3.44%	3.34%
10-Year	0.42%	N/A	N/A
Since Inception	6.45%	0.86%	6.40%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Stock

The Stock Portfolio Class 1 shares posted a return of 48.21% over the twelve-month period ending March 31, 2010, underperforming the 49.77% advance in the S&P 500 benchmark.

Portfolio results were largely mixed compared with the benchmark. Underweighting the surging financials sector was detrimental, as was stock selection in this area. Northern Trust was a key detractor. The stock declined after experiencing weakness in wealth management, securities lending, and foreign exchange trading.

Industrials and business services detracted from stock selection. Results were largely driven by toolmaker Danaher, best known for its Craftsman brand tools. The consumer discretionary sector also underperformed on stock selection, more than offsetting a beneficial overweighting to one of the outperforming segments in the S&P index.

On a more positive note, holdings in information technology outperformed. The top absolute contributor was Apple, which continued to grow revenue and margins. Tencent Holdings, China's largest Internet company, and Baidu, the largest Chinese Internet search company, both added significant value. In addition, both stock and sector positioning in energy proved fruitful.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management, LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	49.50%	49.42%	49.16%
5-Year	3.44%	3.30%	3.18%
10-Year	–3.07%	N/A	N/A
Since Inception	1.02%	–1.66%	6.01%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted. (Effective December 9, 2009, the Index formerly known as the S&P 500®/Citigroup Growth Index is now known as the S&P 500® Growth Index.)

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Growth

The Large Cap Growth Portfolio Class 1 shares gained 49.50%, outperforming the 45.44% advance in the S&P 500 Growth Index for the 12-month reporting period ended March 31, 2010.

U.S. stocks produced extraordinary gains during the reporting period, as unprecedented fiscal and monetary policies enacted by the federal government eased the crisis in credit markets, stabilized the banking sector, and helped stimulate the economy. Mid- and small-cap shares outperformed their larger peers over the last year, while value beat growth-oriented stocks across all capitalization ranges. Within the S&P 500 Growth Index, stocks in the financials and industrials sectors performed best, while more traditionally defensive sectors such as telecommunications services and utilities lagged.

Approximately a third of the Portfolio is passively managed and seeks to match the performance of U.S. large cap growth stocks.

Within the Portfolio component managed by Janus Capital Management, LLC, holdings within information technology provided the largest boost to relative results. Stock selection in the consumer staples sector also contributed. On a negative note, stock selection within financials weighed on relative returns, as did the Portfolio's holdings within health care. Apple Inc. was a top contributor. The manager believes the company's integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. Monsanto Co., a leading developer of seed technology and crop control products, weighed on relative results late in the period amid a poor outlook. Farmers' adoption of the new technology has been slow, which has resulted in a weaker pricing environment for the company's seeds

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., stock selection in the energy and information technology sectors positively contributed to relative performance. In addition, this component performed well due to holdings in the consumer discretionary sector. In contrast, select holdings within materials and financials, coupled with a significant underweight to industrials detracted from relative performance. Apple, Inc. was the largest contributor to performance during the period. CB Richard Ellis Group, Inc., Cisco Systems, Inc. and Equinix, Inc. also positively contributed to performance. Monsanto was the largest detractor from performance during the period. In addition, shares of Ecolab, Inc. and Gilead Sciences detracted from performance during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Composite Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital and growth of dividend income

Portfolio Managers:	SunAmerica Asset Management Corp. T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Large Cap Composite Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	46.45%	46.29%	46.21%
5-Year	1.34%	1.19%	1.11%
10-Year	–1.74%	N/A	N/A
Since Inception	0.85%	–1.31%	4.58%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Composite

The Large Cap Composite Portfolio Class 1 shares returned 46.45%, underperforming the 49.77% advance in the S&P 500 Index for the 12-month reporting period ending March 31, 2010.

The domestic equity market delivered strong returns during the reporting period. Cyclical sectors generally outperformed defensive sectors in the improving economy. The financials, industrials and consumer discretionary sectors were the leading performers. Telecommunications services was the worst performer despite posting double-digit returns. The utilities and energy sectors also underperformed the overall index. Among large cap stocks, value outperformed growth, as measured by Russell market indices. Small cap outperformed large-cap stocks.

Approximately a third of the Portfolio is passively managed and seeks to match the performance of the broad U.S. equity market.

Within the Portfolio component managed by T. Rowe Price Associates, Inc. underweighting financials, the best performer in the S&P index, was detrimental, as was stock selection in this sector. Shares of Northern Trust declined after experiencing weakness in wealth management, securities lending, and foreign exchange trading. Industrials and business services detracted on stock selection. Results were largely driven by toolmaker Danaher, as the company did not fully participate in the recent rally of this sector due to its broadly diversified product lines, which makes the company less leveraged to economic conditions. Information technology outperformed on stock selection. Top absolute portfolio contributor Apple continued to grow revenue and margins in the period. Sales of Mac computers and iPhones drove revenue growth. Tencent Holdings, China's largest Internet company, benefited from expanding gaming and chat activity and the rapid growth of mobile users. Shares of Baidu, the largest Chinese Internet search company, rose on the withdrawal of rival Google from the China market.

Within the Portfolio component managed by SunAmerica Asset Management Corp., weak stock selection within the financial, energy, information technology, and utility sectors detracted significantly from relative results. An overweight allocation to the energy sector; coupled with the cash position in the Portfolio also had a negative impact. However, holdings within the industrial and healthcare sectors posted strong results and helped relative performance. Bank of America Corp., United Technologies Corp., Wells Fargo & Co., Union Pacific Corp, and Microsoft Corp. were top-contributors, while Barrick Gold Corp., Exelon Corp., Devon Energy Corp., Bank of New York Mellon Corp., and Vodafone Group PLC were leading detractors during the fiscal period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	57.01%	56.69%	56.63%
5-Year	2.83%	2.67%	2.56%
10-Year	3.96%	N/A	N/A
Since Inception	4.25%	3.57%	6.81%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted. (Effective December 9, 2009, the Index formerly known as the S&P 500®/Citigroup Value Index is now known as the S&P 500® Value Index.)

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Value

The Large Cap Value Portfolio Class 1 shares gained 57.01%, outperforming the 54.68% advance in the S&P 500 Value Index for the 12-month period ended March 31, 2010.

U.S. stocks produced extraordinary gains during the reporting period, as unprecedented fiscal and monetary policies enacted by the federal government eased the crisis in credit markets, stabilized the banking sector, and helped stimulate the economy. Mid- and small-cap shares outperformed their larger peers over the last year, while value beat growth-oriented stocks across all capitalization ranges. Within the S&P 500 Value Index, financials and consumer discretionary shares performed best, while more traditionally defensive sectors such as telecommunications services and utilities lagged.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. equity value securities.

Within the Portfolio component managed by T. Rowe Price Associates, Inc., the leading contribution to return relative to the benchmark came from a sizable overweight position in the consumer discretionary sector. Names within the household durables industry drove relative results, with Whirlpool the chief contributor. Relative performance benefited from an underweight to the lagging consumer staples sector, as well as stock choices in the space. In particular, it helped to be underrepresented in shares of discount retail giant Wal-Mart, which lagged as the market rebounded. Stock choices and an overweight position in telecommunication services, one of the poorest-performing segments in the benchmark, also helped relative results. At the other end of the spectrum, stock choices made energy shares the only sector to detract from relative results for the year. The leading detractor was a stake in ExxonMobil. Though the health care sector on the whole was a positive contributor, stock selection in the pharmaceutical industry disappointed. A number of holdings in this space underperformed, including Amgen.

Within the Portfolio component managed by Wellington Management Company, LLP both stock selection and sector allocation contributed to relative performance, as results were positive in seven of ten sectors. Stock selection was particularly strong in the industrials, materials and health care sectors. Sector allocation also contributed to outperformance as overweights to the health care and energy sectors, coupled with underweights to telecommunication services and utilities sectors proved additive. Some of the few detractors during the reporting period included weak stock selection within consumer staples and financials. Among the top relative contributors to relative performance were industrials names Cummins and Ingersoll-Rand. Within materials, holdings in non-benchmark names Cliffs Natural Resources and Celanese were among the top contributors. In health care, not holding benchmark components Eli Lilly and Bristol-Myers Squibb aided relative results. However, stock selection within consumer staples detracted from performance by holding Kroger, Safeway, and Dean Foods. Stock selection in the financials sector was also weak as investments in Aon, Bank of New York Mellon, and ACE underperformed.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	59.16%	58.86%	58.79%
5-Year	5.18%	5.03%	4.93%
10-Year	1.01%	N/A	N/A
Since Inception	6.58%	2.36%	9.70%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.The stocks are also members of the Russell 1000® Growth index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Growth

The Mid Cap Growth Portfolio Class 1 shares delivered a return of 59.16%, underperforming the 63.00% advance for the Russell Midcap Growth Index for the 12-month period through March 31, 2010.

U.S. stocks produced extraordinary gains during the reporting period, as unprecedented fiscal and monetary policies enacted by the federal government eased the crisis in credit markets, stabilized the banking sector, and helped stimulate the economy. Mid-cap shares significantly outperformed large-cap stocks. Within the mid-cap universe, value outperformed growth, though with significant volatility along the way.

Approximately a third of the Portfolio is passively managed and seeks to match the performance of U.S. mid cap growth stocks.

Within the Portfolio component managed by T. Rowe Price Associates Inc., stock selection detracted while sector allocation decisions helped relative results. Industrials and business services was a leading detractor, due to stock selection. Stock selection in financials hurt relative returns as well. Two detrimental stocks here were Aon and Northern Trust. An underweight and weak stock selection within the airline industry hurt relative returns. However, an underweight in utilities, coupled with strong stock selection within the energy sector made positive contributions. Consumer discretionary was the greatest area of relative strength, due to strong stock holdings that included Expedia, Wynn Resorts, and Ctrip.com.

Within the Portfolio component managed by Wellington Management Company, LLP weak stock selection within the consumer discretionary and health care sectors detracted from relative results. However, sector allocation, contributed to relative results. Primarily, an underweight to utilities and energy, coupled with an overweight to the consumer discretionary and information technology sectors contributed to relative results. Among the top relative detractors in this component were consumer discretionary names ITT Educational Services, Best Buy, and Advance Auto Parts. In addition, health care names Sequenom and St. Jude Medical detracted from relative results. Among the top relative contributors to performance were Information Technology names Seagate Technology and Atheros Communications. Within health care, Intuitive Surgical and SXC Health Solutions contributed to positive results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Goldman Sachs Asset Management, L.P. Lord, Abbett & Co., LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	61.00%	60.74%	60.53%
5-Year	2.34%	2.20%	2.09%
10-Year	8.62%	N/A	N/A
Since Inception	8.59%	7.70%	8.64%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.The stocks are also members of the Russell 1000® Value index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Value

The Mid Cap Value Portfolio Class 1 shares delivered a return of 61.00%, underperforming the 72.41% advance for the Russell Midcap Value Index for the 12-month reporting period through March 31, 2010.

U.S. stocks produced extraordinary gains during the reporting period, as unprecedented fiscal and monetary policies enacted by the federal government eased the crisis in credit markets, stabilized the banking sector, and helped stimulate the economy. Mid-cap shares significantly outperformed large-cap stocks. Within the mid-cap universe, value outperformed growth, though with significant volatility along the way.

Approximately a third of the Portfolio is passively managed and seeks to match the performance of U.S. mid cap value equities.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., stock selection in consumer discretionary and financials detracted from performance. In contrast, select holdings in materials were well-positioned to benefit from a global recovery and positively contributed to returns. Utilities holding PPL Corp. was a detractor from relative performance, as the fundamentals for the power market remained challenged due to low prices and soft demand. Top performers included companies well-positioned to benefit from a global recovery. Strong stock selection in the materials sector was driven largely by the position in Cliffs Natural Resources. The company, the only public iron ore firm in the U.S., benefited from improved volume, lower fixed costs and higher pricing. It also reported better-than-anticipated earnings and raised guidance.

Within the Portfolio component managed by Lord, Abbett & Co. LLC, stock selection was the largest detractor overall, mainly as a result of not owning some of the strongest performing stocks in the index. Negative stock selection most significantly affected the financials, consumer discretionary, and industrials sectors. Within financials, the Portfolio realized a loss on its holdings of HCC Insurance Holdings during the period However, this component's overweights within the sectors that would most fully participate in an anticipated economic recovery, such as industrials and consumer discretionary, proved to be the strongest contributors to relative performance. Conversely, maintaining a relative underweight within the more defensive utilities and consumer staples sectors helped relative performance. The strongest stock contributors during the period included Kansas City Southern and Eaton Corp.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	SunAmerica Asset Management Corp. Clearbridge Advisors, LLC

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	62.77%	62.22%	62.12%
5-Year	1.92%	1.75%	1.67%
10-Year	–1.46%	N/A	N/A
Since Inception	2.08%	–0.36%	6.29%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Small Cap

The Small Cap Portfolio Class 1 shares delivered a return of 62.77% for the twelve-month reporting period though March 31, 2010, performing in line with the 62.76% gain for the Russell 2000 benchmark.

Following one of the most volatile trading years on record, the equity markets snapped back impressively during the annual period ending March 31, 2010. The rally was broad-based as all major domestic equity indices regained ground. In terms of asset classes, value stocks outpaced growth stocks across the capitalization spectrum.

Approximately a third of the Portfolio is passively managed to match the performance of the broad U.S. small cap equities.

Within the Portfolio component actively managed by SunAmerica Asset Management Corp., an underweight position, coupled with strong security selection in the healthcare, industrials, and information technology groups boosted results relative to the Russell 2000 Growth benchmark. Stock selection in the energy sector was also a positive contributor. However, an underweight exposure and weak security selection in the consumer discretionary sector hampered relative results, as did the cash position in the Portfolio. Western Union Co. (personal finance service provider), Psychiatric Solutions Inc. (healthcare services), TNS Inc. (communications equipment), Air Methods Corp., (transportation services) and ManTech International Corp. (business software & services) were among the top contributing securities during the period. Stocks which detracted from performance included Neutral Tandem Inc. (wireless communications services), MetroPCS Communications Inc. (wireless communications services), Merge Healthcare Inc. (healthcare information services), STEC Inc. (data storage devices), and DynCorp International Inc. (electric utility).

Within the Portfolio component managed by ClearBridge Advisors, LLC, stock selection in the financials and industrials sectors were the top contributors to relative performance. However, stock selection in the energy and consumer discretionary sectors detracted from relative performance. The top stock contributors to portfolio performance were LaSalle Hotel Properties, Cooper Tire & Rubber Co., Tupperware Brands Corp., Jones Lang LaSalle Inc., and Wintrust Financial Corp. The largest detractors during the reporting period were EPIQ Systems Inc., Central Pacific Financial Corp., CNA Surety Corp., FBR Capital Markets Corp., and First Security Group Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	PineBridge Investments, LLC Janus Capital Management, LLC Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	51.49%	51.03%	50.99%
5-Year	3.03%	2.86%	2.76%
10-Year	–2.07%	N/A	N/A
Since Inception	0.88%	–0.21%	7.86%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

International Equity

For the 12-month reporting period ending March 31, 2010, the International Equity Portfolio Class 1 shares returned 51.49%, underperforming the 54.44% advance for the MSCI EAFE Index.

Approximately a third of the Portfolio is passively managed to match the performance of the broad non-U.S. equity market.

Within the Portfolio component managed by Lord, Abbett & Co., LLC, the sectors that significantly detracted from relative performance were telecommunication services and information technology. Orascom Telecom Holding SAE, an Egypt-based mobile telecommunications company, was the largest detractor within the telecommunication services sector. Additionally, Nintendo Co., Ltd., a Japan-based company engaged in the development and manufacturing of game machines and software, was the largest detractor within the information technology sector. Conversely, the sectors that significantly contributed to relative performance were financials and energy. DnB NOR ASA, a Norway-based financial services company, was the largest contributor within the financials sector. Among country contributions, stock selection within European countries such as Norway, Germany and the United Kingdom added to relative Portfolio performance. However, stock selection within Australia, Switzerland and the Netherlands detracted.

Janus Capital Management, LLC replaced Goldman Sachs Asset Management, L.P. as the manager of a portion of portfolio assets in July 2009. Strong stock selection within the energy sector was the main contributor, while holdings in materials and financials weighed on relative results. The largest individual contributor, industrial holding Aggreko has won a number of contracts that management believes offer good earnings visibility for 2010. The largest individual detractor was Singapore-based education company Raffles Education which has yet to see a recovery in its business in China. On a country basis, security selection in Japan, U.K. and Hong Kong were the largest contributors, while holdings in Singapore, coupled with an underweight in Australia and non-index exposure in Canada detracted.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Objective:	Relatively high current income and secondarily capital appreciation

Portfolio Managers:	PineBridge Investments, LLC SunAmerica Asset Management Corp. Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	9.02%	8.88%	8.80%
5-Year	4.48%	4.33%	4.20%
10-Year	4.80%	N/A	N/A
Since Inception	4.35%	4.52%	3.78%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Diversified Fixed Income

The Diversified Fixed Income Portfolio Class 1 shares returned 9.02% for the twelve-month reporting period through March 31, 2010, outperforming the 7.69% advance for the Barclays Capital U.S. Aggregate Bond Index.

Approximately a fourth of the Portfolio is passively managed to match the performance of the broad U.S. government bond market.

Within the Portfolio component actively managed by PineBridge Investments LLC, sector selection helped relative performance. Exposure to sectors that benefited most from the rebound in liquidity boosted performance, led by industrials, banks and financials. Security selection further boosted relative results, ranking third in its contribution to performance behind quality and yield.

The Portfolio component managed by SunAmerica Asset Management Corp. pursued a strategy of holding minimal Freddie Mac, Fannie Mae, and other credit securities. This negatively impacted relative performance as the market became increasingly encouraged to assume more credit risk. Performance was also hindered by the Portfolio's duration, which was generally longer than the benchmark during the reporting period.

Within the Portfolio component managed by Wellington Management Company, LLP sector allocation was the primary driver of outperformance during the period, benefiting from an overweight to Financials including REITs, insurance, and banks. An underweight to non-corporate sectors including foreign local government, sovereigns and supra-nationals also contributed positively to relative returns. Security selection within the consumer cyclical and basic industry sectors were additive as well. These positive results were partially offset by negative results from underweights to the commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) sectors, as well as poor security selection within the Banking sector. This component's duration and yield curve positioning also modestly detracted from performance

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Objective:	High level of current income and, secondarily, capital appreciation over the long term

Portfolio Managers:	Wellington Management Company, LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/10

Class 3*
1-Year	23.78%
5-Year	4.70%
Since Inception	3.87%

* Inception date for Class 3: 02/14/05

1 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

2 The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets.The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

3 The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

4 The Citigroup Mortgage-Backed Securities Index is an index of 30- and 15-year mortgage related securities issued by U.S. government agencies.

5 The blended benchmark consists of 33.33% JP Morgan Emerging Market Bond Index Plus, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-Backed Securities Index.

6 Effective January 19, 2010, the Portfolio selected the Barclays Capital World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD) for performance comparisons. The change was made from the Barclays Capital U.S. Aggregate Index to the Barclays Capital World Government Inflation-Linked 1-10 Year Bond Index (Hedged to USD) because the new index will be more representative of the Portfolio's investment strategy. The Barclays Capital World Government Inflation Linked 1-10 year Index (Hedged) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

7 Effective January 19, 2010, the Portfolio selected the Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index for performance comparisons. The change was made from the Barclays Capital U.S. Aggregate Index to the Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index because the new index will be more representative of the Portfolio's investment strategy. The Barclays Capital 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation-protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Real Return

The Real Return Portfolio Class 3 shares posted an advance of 23.78% for the 12-month reporting period though March 31, 2010, compared to a gain of 7.61% for the Barclays Capital World Government Inflation Linked 1-10 Year Hedged Index.

Effective January 19, 2010, the investment objective changed to a real return strategy, and the Portfolio's name changed from Strategic Fixed Income to Real Return. Wellington Management Company, LLP became the sole subadviser for the Portfolio as of the same date.

Prior to the restructuring in January 2010, the Portfolio had three components.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited) (continued)

Within the high-yield bond component managed by PineBridge Investments LLC, security selection had an adverse effect on performance relative to the benchmark. Transportation, Media Broadcasting, and Auto Parts were major detractors. Energy was the top performer in security selection, with Electronics, Cable Media, and Chemicals also major contributors. Sector selection had an adverse effect on performance versus the benchmark index. Overweight positions in health services, electric utilities, and telecommunications led to underperformance. However, an overweight position in software, airlines, and transportation were among sectors providing positive sector performance during the period.

Within the mortgage-bond component managed by Franklin Advisers, Inc., commercial mortgage-backed securities (CMBS) and mortgage-related asset-backed securities (ABS) were among the best fixed income sector performers, posting strong absolute returns. Conventional Fannie Mae and Freddie Mac mortgage-backed securities (MBS) also delivered positive returns and outperformed comparable maturity U.S. Treasuries.

Within the emerging market debt component managed by Western Asset Management Co., exposure to emerging market corporate bonds benefited performance as corporate spreads narrowed versus sovereign spreads from very wide levels given improving global economic conditions and better-than-expected corporate profits. The overweight positions in Russia and strong issue selection within the country also significantly contributed to relative outperformance.

For the Real Return strategy launched in January 2010, security selection was the largest driver of underperformance during the period. The underperformance in security selection was concentrated in the US portion of the portfolio and largely due to the legacy high-yield securities. While not enough to offset the weakness in security selection, country allocation had a positive impact on performance, with an overweight to Italy, underweight to the United Kingdom, and an allocation to Mexico being the most additive. Interest rate and yield curve positioning had a net negative effect on relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Janus Capital Management, LLC Marsico Capital Management, LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	50.92%	50.93%	50.75%
5-Year	3.63%	3.49%	3.38%
Since Inception	–0.98%	0.04%	6.21%

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or Russell 2000® Growth Indexes.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Growth

The Focus Growth Portfolio Class 1 shares posted a return of 50.92% for the 12-month reporting period ended March 31, 2010, modestly outperforming the 50.50% advance in the Russell 3000 Growth benchmark.

Within the Portfolio component managed by Janus Capital Management, LLC, strong stock selection in the information technology sector provided the largest boost to relative results. On a negative note, issue selection within financials and healthcare weighed on relative returns. Apple Inc. was a top contributor. The manager thinks the company's integration of software and hardware across its product line is a key driver of its market share gains and represents a key competitive advantage. Biotechnology name Gilead Sciences Inc. was the top detractor during the year. The manager believes Gilead has a strong differentiated drug franchise in its HIV-fighting drug Truvada. They also think the market for this drug is large and growing given indications of increased effectiveness when used earlier in treatment.

Within the Portfolio component managed by Marsico Capital Management, LLC security selection was the primary source of outperformance. In particular, stock selection in the materials and information technology sectors made significant contributions to relative results. Muting the positive effect somewhat was stock selection in the consumer discretionary sector. In addition, sector selection had a modestly positive impact, benefiting from an underweight in healthcare and no exposure to stocks in the consumer staples sector. In addition, an overweight posture to the financials sector, the strongest-performing sector in the benchmark index, was another source of outperformance in the reporting period. On an individual stock level, positions in Apple Inc., Dow Chemical Co., BHP Billiton PLC, Google Inc. (prior to being sold), and Transocean Ltd. were the largest individual contributors. Conversely, positions in Monsanto Co. and Petroleo Brasileiro S.A. were the largest individual detractors in the period and were sold.

Within the Portfolio component managed by SunAmerica Asset Management Corp., stock selection in the healthcare sector, coupled with overweight allocations to the information technology and financial sectors helped relative performance. An underweight in consumer discretionary and no exposure to energy and materials also helped. However, weak stock selection in the industrial and consumer discretionary sectors, coupled with an underweight exposure to the industrial sector hampered relative results during the reporting period. Google Inc., Hewlett-Packard Co., Rovi Corp., INVESCO Ltd., and Thermo Fisher Scientific Inc. were leading contributors during the period, while GameStop Corp., STEC Inc., MEMC Electronic Materials Inc., Aviat Networks, Inc., and Dendreon Corp. were leading detractors.
Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus TechNet Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	SunAmerica Asset Management Corp. BAMCO, Inc. RCM Capital Management, LLC

Growth of a $10,000 Investment

Focus TechNet Portfolio
Average Annual Total Returns as of 03/31/10

	Class 2*	Class 3*
1-Year	56.21%	56.42%
5-Year	5.35%	5.26%
Since Inception	–4.53%	11.74%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The NASDAQ-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus TechNet

The Focus TechNet Portfolio Class 2 shares posted a return of 56.21%, underperforming the 59.34% gain in the NASDAQ 100 benchmark for the twelve-month period ending March 31, 2010.

Within the Portfolio component managed by BAMCO Inc., an overweight in the telecommunication services sector and no allocation in the health care sector helped relative results. Within telecommunication services, NII Holdings was the top performer, driven by an investment in the company by Mexican media conglomerate, Televisa, and by continuing improvement in operations across the company. In the information technology sector, Apple, was another top performer. In addition to the recovery in the overall market, Apple benefitted from strong iPhone sales, consistent Mac and iPod sales, and CEO Steve Jobs' return from medical leave.

Within the Portfolio component managed by RCM Capital Management, LLC, lack of exposure to Apple was a top detractor as the stock was up 124% during the reporting period. Cognizant Technology and Salesforce.com made significant contributions to relative performance. Cognizant continues to post strong earnings and is one of the fastest growing offshore IT services companies, while Salesforce.com is the leader in cloud computing. The Portfolio component also benefitted from holdings in Riverbed Technology, F5 Networks and Akamai.

Within the Portfolio component managed by SunAmerica Asset Management Corporation, performance was helped by non-benchmark investments in domestic-based software developers Rovi Corp. and Lawson Software Inc. However, lack of exposure to Baidu Inc., a Chinese-based Internet information provider, and Seagate Technologies, a Cayman Island-based manufacturer of disk drives hurt relative results. In addition, the cash position negatively impacted relative results during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth and Income Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital and current income

Portfolio Managers:	SunAmerica Asset Management Corp. Marsico Capital Management, LLC Thornburg Investment Management, Inc.

Growth of a $10,000 Investment

Focus Growth and Income Portfolio
Average Annual Total Returns as of 03/31/10

	Class 2*	Class 3*
1-Year	50.48%	50.20%
5-Year	1.67%	1.59%
Since Inception	0.15%	5.12%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Growth and Income

The Focus Growth & Income Class 2 shares posted a return of 50.48% for the 12-month reporting period ended March 31, 2010, slightly outperforming the 49.77% gain in the S&P 500 index.

Within the Portfolio component managed by Marsico Capital Management, LLC, sector allocation had a positive effect on the Portfolio's performance in the reporting period. Underweight exposure to health care, consumer staples, telecommunication services, and utilities, coupled with an overweight posture to the strong-performing consumer discretionary sector helped relative results. Security selection also contributed positively. In particular, stock selection in materials, information technology, and energy was a source of outperformance. Dampening the positive effect, however, was stock selection in the consumer discretionary, financials, and industrials sectors. On an individual stock level, positions in Apple Inc., Dow Chemical Co., BHP Billiton PLC, Google Inc. (prior to being sold), and Transocean Ltd. emerged as the largest contributors. Monsanto Co. and Petroleo Brasileiro S.A. were the Portfolio's largest individual detractors and were sold.

Within the Portfolio component managed by Thornburg Investment Management, Inc., performance was driven principally by stock selection from equities, as well as a favorable result from an opportunistic allocation to fixed income securities. The largest single contributor was Dell Inc. Stock selection was most notable in the energy and telecommunications sectors, in which investments in Helmerich & Payne and Crown Castle International, respectively, performed well. Less importantly, sector allocation was also additive, as the Portfolio was generally overweight financials and energy and underweight in consumer discretionary, consumer staples, and utilities. Only two securities, Huron Consulting Group and Eclipsys Corp. generated a negative absolute return during the period.

Within the Portfolio component managed by SunAmerica Asset Management Corp., weak stock selection in the consumer discretionary and healthcare sectors, coupled with an overweight exposure to telecom services sector detracted significantly from relative performance. On the other hand, security selection within financials, particularly in the banking industry enhanced performance. At the individual stock level, Bank of America Corp., Microsoft Corp., JPMorgan Chase & Co., General Electric Co., and ConocoPhillips were the top stock contributors during the reporting period. On the negative side, investments in CVS Caremark Corp., UnitedHealth Group Inc., Exxon Mobil Corp., Barrick Gold Corp., and Morgan Stanley were a drag on relative Portfolio performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Value Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Northern Trust Investments, N.A. J.P. Morgan Investment Management, Inc. Third Avenue Management, LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/10

	Class 2*	Class 3*
1-Year	52.88%	52.64%
5-Year	4.26%	4.16%
Since Inception	7.79%	10.13%

* Inception date for Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Value

Focus Value Portfolio Class 2 shares posted a return of 52.88%, underperforming the 54.46% advance in the Russell 3000 Value Index for the 12-month reporting period ended March 31, 2010.

Within the Portfolio component managed by Third Avenue Management LLC, results benefitted from strong security selection in Hong Kong, including Henderson Land Development and the Hang Lung Group, as well as South Korean steel company POSCO. However, performance was hindered by weak stock selection in the U.S. Stocks like Bank of New York Mellon and Sycamore Networks delivered positive returns but trailed the index. The energy sector was the top performer while information technology, financials and cash detracted from relative performance.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., stock selection in energy, coupled with an underweight in utilities contributed to performance. At the stock level, Wells Fargo was among the top contributors. The stock rallied as earnings releases began to show a deceleration in the growth of non-performing assets and net charge-offs, while early-stage loan delinquencies stabilized and were showing slight improvement. On the negative side, this component's overall stock selection in the consumer discretionary sector and an underweight in the industrial sector detracted from relative performance during the reporting period.

Within the Portfolio component managed by Northern Trust Investments, N.A., the Portfolio's overweight, as well as stock selection, in the dividend yield range between 0.7% and 1.7% positively contributed to performance relative to the benchmark. Additionally, the component's relative overweight to lower P/E stocks, defined as stocks with a P/E between 1 and 8, contributed positively to performance. From a sector allocation perspective, an underweight in the utilities sector was the largest contributor to relative outperformance. The component's underweight in the financials sector was the largest detractor from performance on a sector basis. However, the component's relative performance was most positively affected by stock selection in financials and most negatively affected by weak stock selection in the information technology sector.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation

Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/10

Class 3*
1-Year	53.32%
5-Year	2.55%
Since Inception	2.19%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 95% S&P 500® Index & 5% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Growth

For the twelve month reporting period ending March 31 2010, the Allocation Growth Class 3 shares Portfolio posted a gain of 53.32%, compared to an advance of 49.77% for the broad equity market as measured by the S&P 500 benchmark, a return of 7.69% for the Barclays Capital U.S. Aggregate Bond Index, and a gain of 47.41% for the blended index of 95% S&P 500/5% Barclays Capital U.S. Aggregate Bond Index.

All equity asset classes included in the strategic investment policy of the Portfolio posted large gains for the same period (ranging from 49.75% for the Russell 1000 Growth to 72.41% for the Russell Midcap Value). Fixed income asset classes lagged equity by a significant margin. The lowest performing index was Citigroup Global Markets 3-monthTreasury Bill Index at 0.13%, followed by the Barclays Capital U.S. Mortgage Backed Securities Index at 5.21%.

The Allocation Growth Portfolio is strategically positioned to target a weighting of 95% equity and 5% fixed income. As a result of the staggering outperformance of equities relative to fixed income, the 5% strategic allocation to fixed income was a small drag on performance. The Allocation Growth Portfolio exceeded the returns of the S&P 500 by 3.55%. In addition, the Portfolio outperformed its blended benchmark by 5.91%. This outperformance can be attributed to a slight overweight to the value style, smaller capitalization, and international equity exposure relative to the broad U.S. market, as represented by the S&P 500.

The largest contributor to performance at the underlying fund level was the Large Cap Value Portfolio, while the Mid Cap Value and International Equity Portfolios underperformed their respective benchmarks and therefore had a negative impact on relative Portfolio results.

Past performance is no guarantee of future results.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation

Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/10

Class 3*
1-Year	44.03%
5-Year	2.75%
Since Inception	2.34%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 80% S&P 500® Index & 20% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate Growth

For the twelve month reporting period ending March 31 2010, the Moderate Growth Portfolio Class 3 shares posted a return of 44.03%, compared to a 49.77% advance for the S&P 500 broad equity market benchmark, a return of 7.69% for the Barclays Capital U.S. Aggregate Bond Index, and a gain of 40.49% for the blended index of 80% S&P 500/20% Barclays Capital U.S. Aggregate Bond Index.

All equity asset classes included in the strategic investment policy of the Portfolio posted large gains for the reporting period (ranging from 49.75% for the Russell 1000 Growth to 72.41% for the Russell Midcap Value). Fixed income asset classes lagged equity by a significant margin. The lowest performing index was the Citigroup Global Markets 3-month Treasury Bill Index at 0.13%, followed by the Barclays Capital U.S. Mortgage backed Securities Index at 5.21%.

The Moderate Growth Portfolio is strategically positioned to target an approximate weighting of 80% equity and 20% fixed income. As a result of the staggering outperformance of equities relative to fixed income, the Portfolio lagged the S&P 500 by 5.74%. However, the Portfolio outperformed its blended benchmark by 3.54%. This outperformance can be attributed to a slight overweight to the value style, smaller capitalization, and international equity exposure relative to the broad U.S. market, as represented by the S&P 500.

The largest contributors to performance at the underlying fund level were the Large Cap Value and the Diversified Fixed Income Portfolios, which had strong performance relative to their primary benchmarks. However, the Real Return (formerly Strategic Fixed Income) Portfolio, posted strong absolute returns for the year, but underperformed its benchmark and therefore detracted significantly on a relative basis. The Mid Cap Value and International Equity Portfolios also detracted from the Portfolio's overall performance, falling short of their respective benchmarks.

Past performance is no guarantee of future results.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and moderate current income

Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/10

Class 3*
1-Year	39.77%
5-Year	3.31%
Since Inception	2.92%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark Index consists of 65% S&P 500® Index & 35% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate

For the twelve month reporting period ending March 31 2010, the Allocation Moderate Portfolio Class 3 shares posted a gain of 39.77%, compared to an advance of 49.77% for the S&P 500 equity benchmark, a 7.69% return for the Barclays Capital U.S. Aggregate Bond Index, and 33.82% for the blended index of 65% S&P 500/35% Barclays Capital U.S. Aggregate Bond Index.

All equity asset classes included in the strategic investment policy of the Allocation Moderate Portfolio posted large gains for the reporting period (ranging from 49.75% for the Russell 1000 Growth to 72.41% for the Russell Midcap Value). Fixed income asset classes lagged equity by a significant margin. The lowest performing index was Citigroup Global Markets 3-month Treasury Bill at 0.13%, followed by the Barclays Capital U.S. Mortgage Backed Securities Index at 5.21%.

The Allocation Moderate Portfolio is strategically positioned to target a weighting of 65% equity and 35% fixed income. As a result of the staggering outperformance of equities relative to fixed income, the Portfolio lagged the S&P 500 by 10%, while outperforming its blended benchmark by 5.95%. This outperformance can be attributed to a slight overweight to the value style, smaller capitalization, and international equity exposure relative to the broad U.S. market, as represented by the S&P 500 Index.

The largest contributor to performance at the underlying fund level was the Large Cap Value Portfolio, which outperformed the Russell 1000 Value. The Diversified Fixed Income Portfolio also delivered strong performance relative to the Barclays Capital U.S. Aggregate Bond Index. However, the Real Return (formerly Strategic Fixed Income), Mid Cap Value and International Equity Portfolios underperformed their respective benchmarks and had a negative impact on relative Portfolio results.

Past performance is no guarantee of future results.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and current income

Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/10

Class 3*
1-Year	32.92%
5-Year	3.50%
Since Inception	3.13%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 50% S&P 500® Index & 50% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Balanced

For the twelve month reporting period ending March 31, 2010, the Allocation Balanced Portfolio Class 3 posted a gain of 32.92%, compared to an advance of 49.77% for the S&P 500 equity benchmark, a 7.69% return for the Barclays Capital U.S. Aggregate Bond Index, and a 27.40% for the blended index of 50% S&P 500/50% Barclays Capital U.S. Aggregate Bond Index.

All equity asset classes included in the strategic investment policy of the Allocation Balanced Portfolio posted inordinately large gains for the reporting period (ranging from 49.75% for the Russell 1000 Growth to 72.41% for the Russell Midcap Value). Fixed income asset classes lagged equity by a significant margin. The lowest performing index was Citigroup Global Markets 3-month Treasury Bills at 0.13%, followed by Barclays Capital U.S. Mortgage Backed Securities Index at 5.21%.

The Balanced Portfolio is strategically positioned to target an equal weighting to equities and fixed income. As a result of the staggering outperformance of equities relative to fixed income, the Portfolio lagged the S&P 500 by 16.85%, while outperforming its blended benchmark by 5.52%. This outperformance can be attributed to a slight overweight to the value style, smaller capitalization, and international equity exposure relative to the broad U.S. market, as represented by the S&P 500.

The largest contributor to performance at the underlying fund level was the Large Cap Value Portfolio, which outperformed the S&P 500 Value Index. The Diversified Fixed Income Portfolio had strong performance relative to the Barclays Capital U.S. Aggregate Bond index. Real Return posted strong absolute returns for the year, but detracted significantly on a relative basis. The Mid Cap Value and International Equity Portfolios also detracted from the Balanced Portfolio's relative performance, falling short of their benchmarks.

Past performance is no guarantee of future results.

Cash Management Portfolio Class 1 (unaudited)

Investment Objective:	High current yield while preserving capital

Portfolio Managers:	Columbia Management Advisors, LLC

Cash Management Portfolio
Average Annual Total Returns as of 03/31/10

	Class 1*	Class 2*	Class 3*
1-Year	–0.13%	–0.28%	–0.38%
5-Year	2.39%	2.24%	2.14%
10-Year	2.21%	N/A	N/A
Since Inception	2.45%	1.86%	1.57%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Cash Management

Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio Class 1 shares declined -0.13% for the 12-month period ending March 31, 2010.

During the year ended March 31, 2010, the Federal Reserve and U.S. Treasury Department continued to administer several programs designed to improve liquidity in short-term funding markets and thereby contribute to greater availability of credit for businesses and households during the financial crisis. While these programs have expired or will expire early this year, they have combined with short term interest rates approaching zero to suggest that financial market conditions remain supportive of economic growth. At the same time, economic activity has continued to strengthen and the labor market is stabilizing.

As a result of the stressed financial conditions and the associated threat to general economic activity, monetary policy makers held short term interest rates close to zero during the entire reporting period. The improving trend in financial market sentiment and expectations played out as the spread between no-risk Treasury Bills and similar duration government sponsored enterprises and corporate debt tightened significantly during the period.

In response to these developments, the Portfolio maintained a traditional laddered portfolio maturity distribution with the majority of securities scheduled to mature in less than 90 days. As a result, the weighted average maturity of the Portfolio has ranged between 35 – 50 days during the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST

Supplement to the Prospectus dated July 27, 2009

Focus TechNet Portfolio, Focus Growth and Income Portfolio and Large Cap Composite Portfolio

The Board of Trustees of the Seasons Series Trust (the "Trust"), on behalf of each of the Focus TechNet Portfolio, the Focus Growth and Income Portfolio, and the Large Cap Composite Portfolio (each, a "Target Portfolio"), have determined that it is in the best interests of each of the Target Portfolios to reorganize each Target Portfolio into another existing Portfolio of the Trust (each, an "Acquiring Portfolio"). Each proposed transaction is referred to as a "Reorganization." The Target Portfolio and the Acquiring Portfolio for each Reorganization are shown in the table below.

Target Portfolios	Acquiring Portfolios
Focus TechNet Portfolio	Focus Growth Portfolio

Focus Growth and Income Portfolio	Focus Growth Portfolio

Large Cap Composite Portfolio	Large Cap Growth Portfolio

In each Reorganization, all of the Target Portfolio's assets and liabilities would be transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. If the Reorganization is completed, shareholders of the Target Portfolio will receive shares of the respective Acquiring Portfolio, the total value of which will be equal to the total value of their shares of the Target Portfolio on the date of the Reorganization, after which the Target Portfolio will cease operations.

Each Target Portfolio expects to convene a special meeting of its shareholders on or about September 17, 2010, to vote on the approval of its Reorganization. Shareholders of record of each Target Portfolio as of June 30, 2010 (the "Record Date"), are entitled to notice of and to vote at the special meeting, and they will receive proxy materials describing the relevant Reorganization.

Until a Reorganization is completed, each Target Portfolio will continue sales and redemptions of its shares as described in its Prospectus. However, holders of shares purchased after the Record Date set for each special meeting of shareholders will not be entitled to vote those shares at the special meeting.

Date: May 24, 2010

* Not Part of Financial Statements *

SEASONS SERIES TRUST

Proxy voting results—special meeting of the shareholders

A special meeting of the shareholders of the Seasons Series Trust Multi-Managed Growth Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, this provides that PineBridge will manage a portion of the assets of the Multi-Managed Growth Portfolio.

Votes in Favor	5,857,746.470

Votes Against	386,729.461

Votes Abstained	592,337.359

A special meeting of the shareholders of the Seasons Series Trust Multi-Managed Moderate Growth Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, this provides that PineBridge will manage a portion of the assets of the Multi-Managed Moderate Growth Portfolio.

Votes in Favor	12,472,283.693

Votes Against	668,164.226

Votes Abstained	1,076,758.171

A special meeting of the shareholders of the Seasons Series Trust Multi-Managed Income/Equity Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, this provides that PineBridge will manage a portion of the assets of the Multi-Managed Income/Equity Portfolio.

Votes in Favor	9,995,181.958

Votes Against	350,572.317

Votes Abstained	1,253,268.905

A special meeting of the shareholders of the Seasons Series Trust Multi-Managed Income Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, this provides that PineBridge will manage a portion of the assets of the Multi-Managed Income Portfolio.

Votes in Favor	7,752,583.736

Votes Against	460,534.803

Votes Abstained	881,081.861

A special meeting of the shareholders of the Seasons Series Trust International Equity Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, this provides that PineBridge will manage a portion of the assets of the International Equity Portfolio.

Votes in Favor	13,301,245.510

Votes Against	704,022.051

Votes Abstained	1,134,873.162

A special meeting of the shareholders of the Seasons Series Trust Diversified Fixed Income Portfolio was held on March 29, 2010. The Trust adopted the following proposal:

To approve a new investment subadvisory agreement between SAAMCo and PineBridge, this provides that PineBridge will manage a portion of the assets of the Diversified Fixed Income Portfolio.

Votes in Favor	9,961,913.715

Votes Against	230,378.337

Votes Abstained	2,379,641.077

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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1 SunAmerica Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

J-1906-AR.6 (5/10)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2010, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(a) Audit Fees	$637,810	$642,670
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$132,376	$131,247
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2009 were $610,510 and $1,015,268 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 9, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 9, 2010